     As filed with the Securities and Exchange Commission on April 15, 2019

                                                            File Nos. 333-200259
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 6                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 703                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                     THE PROSPECTUSES DATED APRIL 29, 2019

This supplements the prospectuses dated April 29, 2019 for the 3-year Series L and Class L products issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (the "Companies").


Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.








                                                                  Series/Class L
                                                                      SUPP-FXL19

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 29, 2019
                    TO THE PROSPECTUSES DATED APRIL 29, 2019


For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 29, 2019 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee
      II -- Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits -- Description of the Enhanced Guaranteed Withdrawal
      Benefit -- Enhanced GWB and Annuitization" in the prospectus.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                         Telephone: 800-343-8496

                                                                  SUPP-MLFAN0419

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                        SERIES L






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.


BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)


     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits


o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 34
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 37
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 39
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 41
     Annuity Options..................................... 42
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 44
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45
7. LIVING BENEFITS....................................... 46
     Overview of Living Benefit Riders................... 46
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 48
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 57
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 64
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 70
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 73
     Upon Your Death..................................... 73
     Standard Death Benefit -- Principal Protection...... 74
     Optional Death Benefit -- Annual Step-Up............ 74
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 75
     Optional Death Benefit -- Compounded-Plus........... 78
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 79
     Spousal Continuation................................ 80
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 81
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     Brighthouse Life Insurance Company.................. 92
     The Separate Account................................ 92
     Distributor......................................... 93
     Selling Firms....................................... 93
     Requests and Elections.............................. 94
     Ownership........................................... 96
     Legal Proceedings................................... 97
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  97
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 24
                         Accumulation Phase.............................. 17
                         Accumulation Unit............................... 24
                         Annual Benefit Payment.......................... 59
                         Annuitant....................................... 96
                         Annuity Date.................................... 40
                         Annuity Options................................. 42
                         Annuity Payments................................ 40
                         Annuity Service Center............................ 8
                         Annuity Units................................... 41
                         Beneficiary..................................... 96
                         Benefit Base.................................... 66
                         Business Day.................................... 19
                         Contract Year................................... 18
                         Death Benefit Base.............................. 75
                         Fixed Account................................... 17
                         Free Look....................................... 23
                         Good Order...................................... 95
                         Guaranteed Accumulation Amount.................. 71
                         Guaranteed Principal Adjustment................. 62
                         Guaranteed Withdrawal Amount.................... 67
                         GWB Withdrawal Rate............................. 66
                         Income Base..................................... 48
                         Income Phase.................................... 17
                         Investment Portfolios........................... 25
                         Joint Owners.................................... 96
                         Owner........................................... 96
                         Purchase Payment................................ 18
                         Remaining Guaranteed Withdrawal Amount.......... 58
                         Separate Account................................ 92
                         Total Guaranteed Withdrawal Amount.............. 58

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for


more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             7
               1                             6
               2                             5
        3 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.35%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.60%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.20%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,364     $2,412      $3,303      $6,856
    minimum       $1,268     $2,135      $2,862      $6,084



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $664      $1,962      $3,303      $6,856
    minimum        $568      $1,685      $2,862      $6,084



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,039     $1,423      $1,632      $3,391
    minimum       $  943     $1,136      $1,155      $2,451



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $339        $973      $1,632      $3,391
    minimum        $243        $686      $1,155      $2,451


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Allocation Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of

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the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in


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an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total



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revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)


     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)


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     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the



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     Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



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PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio


      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio


      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract.



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Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.



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



If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%*
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.

Please check with your financial representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.

LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your

Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          5
  3 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.



5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The

Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See

     "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



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7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



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You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without



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



reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and

Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



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



These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.



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TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB
Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See

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



     "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the



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



      Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


     the AB Global Dynamic Allocation Portfolio

     the American Funds(R) Balanced Allocation Portfolio

     the American Funds(R) Growth Allocation Portfolio

     the American Funds(R) Moderate Allocation Portfolio

     the AQR Global Risk Balanced Portfolio

     the BlackRock Global Tactical Strategies Portfolio

     the BlackRock Ultra-Short Term Bond Portfolio

     the Brighthouse Asset Allocation 20 Portfolio

     the Brighthouse Asset Allocation 40 Portfolio

     the Brighthouse Asset Allocation 60 Portfolio

     the Brighthouse Asset Allocation 80 Portfolio

     the Brighthouse Balanced Plus Portfolio


     the Invesco Balanced-Risk Allocation Portfolio


     the JPMorgan Global Active Allocation Portfolio

     the MetLife Aggregate Bond Index Portfolio

     the MetLife Multi-Index Targeted Risk Portfolio

     the PanAgora Global Diversified Risk Portfolio

     the Schroders Global Multi-Asset Portfolio

     the SSGA Growth and Income ETF Portfolio

     the SSGA Growth ETF Portfolio


     the Western Asset Management Government Income Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."

For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:

      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.

GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.

RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the



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Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person)
attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).



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IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE
THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in


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"Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II,
Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



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(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the



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remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



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TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal
Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:

     the AB Global Dynamic Allocation Portfolio the American Funds(R) Balanced Allocation Portfolio the American Funds(R) Growth Allocation Portfolio the American Funds(R) Moderate Allocation Portfolio the AQR Global Risk Balanced Portfolio the BlackRock Global Tactical Strategies Portfolio the BlackRock Ultra-Short Term Bond Portfolio the Brighthouse Asset Allocation 20 Portfolio the Brighthouse Asset Allocation 40 Portfolio the Brighthouse Asset Allocation 60 Portfolio the Brighthouse Asset Allocation 80 Portfolio the Brighthouse Balanced Plus Portfolio the Invesco Balanced-Risk Allocation Portfolio

     the JPMorgan Global Active Allocation Portfolio the MetLife Aggregate Bond Index Portfolio the MetLife Multi-Index Targeted Risk Portfolio the PanAgora Global Diversified Risk Portfolio the Schroders Global Multi-Asset Portfolio the SSGA Growth and Income ETF Portfolio the SSGA Growth ETF Portfolio

     the Western Asset Management Government Income
     Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE



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



OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older

Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);

(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the



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



Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase



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



Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of



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death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



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The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.



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If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is



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             equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge



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             (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);



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f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage



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



                  reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her



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portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").




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DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



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SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices

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where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the



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contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit



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against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



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Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



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If you receive systematic payments that you intend to qualify for the
"substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is



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determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



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You may not satisfy minimum distributions for one employer's qualified plan
(e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.



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ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



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DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement



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plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY



Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the



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Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts



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(including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.137177         10.427165          69,021.1707
01/01/2013 to 12/31/2013        10.427165         11.337229          53,916.5114
01/01/2014 to 12/31/2014        11.337229         11.905492          60,601.4266
01/01/2015 to 12/31/2015        11.905492         11.713876          70,107.5282
01/01/2016 to 12/31/2016        11.713876         11.871062          30,137.2450
01/01/2017 to 12/31/2017        11.871062         13.195047          20,205.8710
01/01/2018 to 12/31/2018        13.195047         12.006747          18,101.5362
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.973097          8.821827       1,096,689.1200
01/01/2010 to 12/31/2010         8.821827          9.679446         678,578.1070
01/01/2011 to 12/31/2011         9.679446          9.267807         391,970.1938
01/01/2012 to 12/31/2012         9.267807         10.291548         329,343.3098
01/01/2013 to 12/31/2013        10.291548         11.933413         344,212.1421
01/01/2014 to 12/31/2014        11.933413         12.379902         362,007.1453
01/01/2015 to 12/31/2015        12.379902         12.025044         344,262.0358
01/01/2016 to 12/31/2016        12.025044         12.682100         328,618.6138
01/01/2017 to 12/31/2017        12.682100         14.498349         308,807.8346
01/01/2018 to 12/31/2018        14.498349         13.569653         292,197.6936
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.324798          8.293283          32,190.8400
01/01/2010 to 12/31/2010         8.293283          9.206817          38,631.1807
01/01/2011 to 12/31/2011         9.206817          8.580581         134,980.5193
01/01/2012 to 12/31/2012         8.580581          9.749123         133,303.3255
01/01/2013 to 12/31/2013         9.749123         11.931630         125,795.2652
01/01/2014 to 12/31/2014        11.931630         12.417566         121,947.2022
01/01/2015 to 12/31/2015        12.417566         12.055523         118,408.2403
01/01/2016 to 12/31/2016        12.055523         12.849736         141,047.1973
01/01/2017 to 12/31/2017        12.849736         15.254390         161,654.7543
01/01/2018 to 12/31/2018        15.254390         14.059773         143,250.3983
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.727942          7.782381        46,388.7700
01/01/2010 to 12/31/2010         7.782381          9.008354        64,784.9195
01/01/2011 to 12/31/2011         9.008354          8.407199        63,836.6557
01/01/2012 to 12/31/2012         8.407199          9.655225        62,665.7161
01/01/2013 to 12/31/2013         9.655225         12.258496        60,032.8843
01/01/2014 to 12/31/2014        12.258496         12.973106        53,173.4731
01/01/2015 to 12/31/2015        12.973106         13.514614        44,257.5165
01/01/2016 to 12/31/2016        13.514614         14.423545        40,760.4287
01/01/2017 to 12/31/2017        14.423545         18.047748        39,157.6068
01/01/2018 to 12/31/2018        18.047748         17.564723        44,060.3168
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.643140          9.226164       143,058.1600
01/01/2010 to 12/31/2010         9.226164          9.919631        72,555.8688
01/01/2011 to 12/31/2011         9.919631          9.722805       129,652.9560
01/01/2012 to 12/31/2012         9.722805         10.540983       133,332.7723
01/01/2013 to 12/31/2013        10.540983         11.705836       134,821.5233
01/01/2014 to 12/31/2014        11.705836         12.149013       134,470.8801
01/01/2015 to 12/31/2015        12.149013         11.798346        94,036.2443
01/01/2016 to 12/31/2016        11.798346         12.351057        89,044.8100
01/01/2017 to 12/31/2017        12.351057         13.649611        95,896.4067
01/01/2018 to 12/31/2018        13.649611         12.894996        94,482.6952
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.061450         11.404244       115,104.4612
01/01/2013 to 12/31/2013        11.404244         10.777728        64,490.2534
01/01/2014 to 12/31/2014        10.777728         10.964671        69,290.3072
01/01/2015 to 12/31/2015        10.964671          9.699167        73,213.6021
01/01/2016 to 12/31/2016         9.699167         10.338376        33,111.3682
01/01/2017 to 12/31/2017        10.338376         11.105457        23,971.8931
01/01/2018 to 12/31/2018        11.105457         10.172823        21,949.0757
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.894088         10.159794        93,275.4358
01/01/2013 to 12/31/2013        10.159794         10.963277        87,367.9280
01/01/2014 to 12/31/2014        10.963277         11.359176        92,503.8531
01/01/2015 to 12/31/2015        11.359176         11.099891       110,908.9827
01/01/2016 to 12/31/2016        11.099891         11.339552        67,484.0918
01/01/2017 to 12/31/2017        11.339552         12.569868        52,050.1036
01/01/2018 to 12/31/2018        12.569868         11.411538        42,954.9085
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.394847         16.347022         3,877.4500
01/01/2010 to 12/31/2010        16.347022         18.513704        18,515.7526
01/01/2011 to 12/31/2011        18.513704         18.536366        18,177.7087
01/01/2012 to 12/31/2012        18.536366         21.130475        18,133.5083
01/01/2013 to 12/31/2013        21.130475         22.599990        30,867.7047
01/01/2014 to 12/31/2014        22.599990         22.836747        15,052.5545
01/01/2015 to 12/31/2015        22.836747         21.435628        13,682.6055
01/01/2016 to 12/31/2016        21.435628         23.900382        12,272.5707
01/01/2017 to 12/31/2017        23.900382         25.196074        11,005.2464
01/01/2018 to 12/31/2018        25.196074         23.936656         7,103.6754
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.469089          9.691868       259,668.7700
01/01/2010 to 12/31/2010         9.691868         11.045619       251,472.8292
01/01/2011 to 12/31/2011        11.045619         10.181589       249,857.9731
01/01/2012 to 12/31/2012        10.181589         11.626269       247,028.2471
01/01/2013 to 12/31/2013        11.626269         14.729326       286,898.1408
01/01/2014 to 12/31/2014        14.729326         15.142002       261,835.2432
01/01/2015 to 12/31/2015        15.142002         14.514996       259,273.0878
01/01/2016 to 12/31/2016        14.514996         15.474008       257,840.5402
01/01/2017 to 12/31/2017        15.474008         18.610199       254,104.6415
01/01/2018 to 12/31/2018        18.610199         16.370738       227,357.6303
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.920830         10.325525        34,324.4100
01/01/2013 to 12/31/2013        10.325525         11.551525        71,170.9848
01/01/2014 to 12/31/2014        11.551525         12.390449        72,645.5513
01/01/2015 to 12/31/2015        12.390449         11.625355        38,490.0108
01/01/2016 to 12/31/2016        11.625355         12.323716        54,935.2889
01/01/2017 to 12/31/2017        12.323716         14.266596        86,149.1694
01/01/2018 to 12/31/2018        14.266596         12.927021        79,842.6865
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.505142         14.231733        92,650.2700
01/01/2010 to 12/31/2010        14.231733         16.692458        81,243.3435
01/01/2011 to 12/31/2011        16.692458         14.862668        78,506.0107
01/01/2012 to 12/31/2012        14.862668         17.152563        75,519.8746
01/01/2013 to 12/31/2013        17.152563         22.223982        86,627.4771
01/01/2014 to 12/31/2014        22.223982         22.113274        68,245.8954
01/01/2015 to 12/31/2015        22.113274         20.462031        60,778.2593
01/01/2016 to 12/31/2016        20.462031         26.273290        54,960.0026
01/01/2017 to 12/31/2017        26.273290         28.710291        46,551.8357
01/01/2018 to 12/31/2018        28.710291         23.803960        43,273.1738
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.058060         10.012274        96,670.8600
01/01/2010 to 12/31/2010        10.012274         12.111688       125,768.9191
01/01/2011 to 12/31/2011        12.111688          9.632356       120,519.6822
01/01/2012 to 12/31/2012         9.632356         11.202058       117,568.1857
01/01/2013 to 12/31/2013        11.202058         10.412422        86,660.3325
01/01/2014 to 12/31/2014        10.412422          9.521556        77,740.3896
01/01/2015 to 12/31/2015         9.521556          8.027666        59,554.9426
01/01/2016 to 12/31/2016         8.027666          8.756263        96,571.5609
01/01/2017 to 12/31/2017         8.756263         10.993013        88,539.0056
01/01/2018 to 12/31/2018        10.993013          9.227523        79,045.8560
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.996987         10.167529           127.0554
01/01/2011 to 12/31/2011        10.167529         10.146507         3,964.9517
01/01/2012 to 12/31/2012        10.146507         10.652134         3,802.7917
01/01/2013 to 12/31/2013        10.652134         10.820093        11,339.3588
01/01/2014 to 12/31/2014        10.820093         10.662557         7,080.9023
01/01/2015 to 12/31/2015        10.662557         10.343429         5,076.7348
01/01/2016 to 12/31/2016        10.343429         11.056231         9,510.5267
01/01/2017 to 12/31/2017        11.056231         11.214053         8,158.0309
01/01/2018 to 12/31/2018        11.214053         11.002770        14,458.4009
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.986988          9.714258            0.0000
01/01/2012 to 12/31/2012          9.714258          9.919665        3,148.4319
01/01/2013 to 12/31/2013          9.919665          9.816446        3,273.3319
01/01/2014 to 12/31/2014          9.816446          9.704415        6,522.0982
01/01/2015 to 12/31/2015          9.704415          9.434146        1,174.8712
01/01/2016 to 12/31/2016          9.434146          9.518043        1,174.8712
01/01/2017 to 12/31/2017          9.518043          9.435484            0.0000
01/01/2018 to 12/31/2018          9.435484          9.269343            0.0000
--------------------------        --------          --------        ----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.997589         10.838832          414.1800
01/01/2010 to 12/31/2010         10.838832         12.039017          440.9786
01/01/2011 to 12/31/2011         12.039017         11.738652            0.0000
01/01/2012 to 12/31/2012         11.738652         13.122429            0.0000
01/01/2013 to 12/31/2013         13.122429         12.970052            0.0000
01/01/2014 to 12/31/2014         12.970052         12.832512            0.0000
01/01/2015 to 12/31/2015         12.832512         12.031019            0.0000
01/01/2016 to 12/31/2016         12.031019         11.872160            0.0000
01/01/2017 to 12/31/2017         11.872160         11.630756            0.0000
01/01/2018 to 12/31/2018         11.630756         11.490410            0.0000
--------------------------       ---------         ---------        ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.031317         11.903506       34,735.4600
01/01/2010 to 12/31/2010         11.903506         13.520276       29,518.8969
01/01/2011 to 12/31/2011         13.520276         12.487717       46,565.9072
01/01/2012 to 12/31/2012         12.487717         15.389237       46,122.9799
01/01/2013 to 12/31/2013         15.389237         15.588107      257,204.3173
01/01/2014 to 12/31/2014         15.588107         17.272096      244,232.5595
01/01/2015 to 12/31/2015         17.272096         16.659404       66,741.3465
01/01/2016 to 12/31/2016         16.659404         16.439410       65,270.9745
01/01/2017 to 12/31/2017         16.439410         17.810833       62,021.0034
01/01/2018 to 12/31/2018         17.810833         15.914852       27,790.3349
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.511342          5.867821       77,314.8200
01/01/2010 to 12/31/2010          5.867821          7.105657       74,753.0887
01/01/2011 to 12/31/2011          7.105657          7.177090       93,222.2721
01/01/2012 to 12/31/2012          7.177090          8.319389       85,073.3946
01/01/2013 to 12/31/2013          8.319389         11.849741       94,705.2038
01/01/2014 to 12/31/2014         11.849741         13.781969       82,683.6888
01/01/2015 to 12/31/2015         13.781969         12.937806      102,169.9600
01/01/2016 to 12/31/2016         12.937806         12.995520       83,871.9020
01/01/2017 to 12/31/2017         12.995520         15.053926       80,288.7137
01/01/2018 to 12/31/2018         15.053926         13.685175       77,482.2667
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        120.722022        123.492816          698.2164
01/01/2011 to 12/31/2011        123.492816        111.695374          754.9700
01/01/2012 to 12/31/2012        111.695374        133.852189          245.8101
01/01/2013 to 12/31/2013        133.852189        168.632516          242.0176
01/01/2014 to 04/25/2014        168.632516        175.156313            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.520486          6.101182        9,558.5100
01/01/2010 to 12/31/2010          6.101182          6.406271       11,631.3626
01/01/2011 to 04/29/2011          6.406271          6.794109            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.686059         10.793183           6,165.0326
01/01/2013 to 12/31/2013        10.793183         10.081120           4,189.8909
01/01/2014 to 12/31/2014        10.081120         10.606986           4,183.9333
01/01/2015 to 12/31/2015        10.606986         10.420799           6,677.0371
01/01/2016 to 12/31/2016        10.420799         10.328333          14,398.9715
01/01/2017 to 12/31/2017        10.328333         10.366897           9,948.9020
01/01/2018 to 12/31/2018        10.366897         10.133502           9,169.5118
--------------------------      ---------         ---------          -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.860931         16.474724         166,116.6600
01/01/2010 to 12/31/2010        16.474724         18.762814         157,742.9925
01/01/2011 to 12/31/2011        18.762814         15.738457         149,804.4232
01/01/2012 to 12/31/2012        15.738457         19.897599         150,591.7479
01/01/2013 to 12/31/2013        19.897599         25.399575         120,818.0056
01/01/2014 to 12/31/2014        25.399575         23.408161         114,054.3307
01/01/2015 to 12/31/2015        23.408161         21.863195          91,352.7187
01/01/2016 to 12/31/2016        21.863195         23.136460          97,072.3864
01/01/2017 to 12/31/2017        23.136460         29.521880          85,110.3194
01/01/2018 to 12/31/2018        29.521880         21.953280          81,263.9885
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010580          1.042242         696,247.4769
01/01/2013 to 12/31/2013         1.042242          1.038538       1,076,462.8628
01/01/2014 to 12/31/2014         1.038538          1.072636       1,212,909.5719
01/01/2015 to 12/31/2015         1.072636          1.005168       1,169,080.2172
01/01/2016 to 12/31/2016         1.005168          1.098508         901,236.6687
01/01/2017 to 12/31/2017         1.098508          1.182144         752,145.8958
01/01/2018 to 12/31/2018         1.182144          1.081869         723,162.7360
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.072990          8.757605          35,068.0600
01/01/2010 to 12/31/2010         8.757605          9.839688          60,328.3169
01/01/2011 to 12/31/2011         9.839688          9.483231          78,676.0882
01/01/2012 to 12/31/2012         9.483231         10.985717          81,159.4604
01/01/2013 to 12/31/2013        10.985717         14.549885          65,215.2620
01/01/2014 to 12/31/2014        14.549885         15.558707          63,791.7590
01/01/2015 to 12/31/2015        15.558707         14.311294          50,682.4756
01/01/2016 to 12/31/2016        14.311294         16.421591          46,402.0096
01/01/2017 to 12/31/2017        16.421591         18.960390          42,954.1928
01/01/2018 to 12/31/2018        18.960390         16.291216          35,369.0220
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.255971         12.116794          60,084.2000
01/01/2010 to 12/31/2010        12.116794         14.956905          55,317.5634
01/01/2011 to 12/31/2011        14.956905         14.473874          44,362.5459
01/01/2012 to 12/31/2012        14.473874         16.738361          35,980.9244
01/01/2013 to 12/31/2013        16.738361         22.952888          38,491.2875
01/01/2014 to 12/31/2014        22.952888         24.229663          33,165.1234
01/01/2015 to 12/31/2015        24.229663         23.297109          29,710.5047
01/01/2016 to 12/31/2016        23.297109         25.396176          42,051.9583
01/01/2017 to 12/31/2017        25.396176         31.139063          41,542.0879
01/01/2018 to 12/31/2018        31.139063         27.701777          44,539.2050
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.791288         10.209925        14,192.7477
01/01/2014 to 12/31/2014        10.209925         10.496346        15,772.5060
01/01/2015 to 12/31/2015        10.496346         10.317531        15,780.8731
01/01/2016 to 12/31/2016        10.317531         10.318093        25,515.5461
01/01/2017 to 12/31/2017        10.318093         10.428466        16,496.4382
01/01/2018 to 12/31/2018        10.428466         10.202509        12,224.3060
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.903238          9.765301        29,424.6600
01/01/2010 to 12/31/2010         9.765301         10.135640        17,085.7352
01/01/2011 to 12/31/2011        10.135640         10.489688        27,906.0394
01/01/2012 to 12/31/2012        10.489688         10.764647        40,310.2009
01/01/2013 to 04/26/2013        10.764647         10.736012             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012635          1.044277             0.0000
01/01/2013 to 12/31/2013         1.044277          1.133792             0.0000
01/01/2014 to 12/31/2014         1.133792          1.186490        12,477.0359
01/01/2015 to 12/31/2015         1.186490          1.171051       718,451.0582
01/01/2016 to 12/31/2016         1.171051          1.178825       666,025.3396
01/01/2017 to 12/31/2017         1.178825          1.345348       611,792.1660
01/01/2018 to 12/31/2018         1.345348          1.221323       517,208.8921
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996741          1.034678             0.0000
01/01/2015 to 12/31/2015         1.034678          1.002206             0.0000
01/01/2016 to 12/31/2016         1.002206          0.999957             0.0000
01/01/2017 to 12/31/2017         0.999957          1.129775             0.0000
01/01/2018 to 04/30/2018         1.129775          1.098891             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.641242         10.526144        28,187.0700
01/01/2010 to 12/31/2010        10.526144         12.564008        23,003.7290
01/01/2011 to 12/31/2011        12.564008         12.108903        21,926.7452
01/01/2012 to 12/31/2012        12.108903         13.849513        18,070.0537
01/01/2013 to 12/31/2013        13.849513         15.868774        10,670.2516
01/01/2014 to 12/31/2014        15.868774         16.061684        12,590.6065
01/01/2015 to 12/31/2015        16.061684         15.905055        11,276.0792
01/01/2016 to 12/31/2016        15.905055         16.302253        19,841.3439
01/01/2017 to 12/31/2017        16.302253         19.611836        13,314.1968
01/01/2018 to 12/31/2018        19.611836         18.149134        12,719.2841
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.755316         11.185657             0.0000
01/01/2014 to 12/31/2014        11.185657         11.955623             0.0000
01/01/2015 to 12/31/2015        11.955623         11.553721        47,144.0862
01/01/2016 to 12/31/2016        11.553721         11.795271        47,172.5712
01/01/2017 to 12/31/2017        11.795271         13.332965        44,849.8641
01/01/2018 to 12/31/2018        13.332965         12.104166        36,970.2152
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.727162         12.519144       155,913.3000
01/01/2010 to 12/31/2010        12.519144         13.643664       151,468.9007
01/01/2011 to 12/31/2011        13.643664         11.917182       123,710.6553
01/01/2012 to 12/31/2012        11.917182         13.604147       128,141.2355
01/01/2013 to 12/31/2013        13.604147         15.871003        95,926.0748
01/01/2014 to 12/31/2014        15.871003         14.446613        94,123.5565
01/01/2015 to 12/31/2015        14.446613         13.881520        85,263.3406
01/01/2016 to 12/31/2016        13.881520         13.460577        75,172.3297
01/01/2017 to 12/31/2017        13.460577         16.876169        68,408.5551
01/01/2018 to 12/31/2018        16.876169         14.196469        63,005.3661
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999699          1.029884             0.0000
01/01/2015 to 12/31/2015         1.029884          0.952289        23,703.4203
01/01/2016 to 12/31/2016         0.952289          1.035192        34,237.8593
01/01/2017 to 12/31/2017         1.035192          1.140312        14,816.2390
01/01/2018 to 12/31/2018         1.140312          1.030681             0.0000
--------------------------      ---------         ---------       ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.642578         12.290146       212,730.4400
01/01/2010 to 12/31/2010        12.290146         12.955862       271,511.5336
01/01/2011 to 12/31/2011        12.955862         14.086822       257,010.6643
01/01/2012 to 12/31/2012        14.086822         15.036974       246,913.0228
01/01/2013 to 12/31/2013        15.036974         13.345355       198,115.2999
01/01/2014 to 12/31/2014        13.345355         13.432653       181,018.1609
01/01/2015 to 12/31/2015        13.432653         12.731644       136,745.2286
01/01/2016 to 12/31/2016        12.731644         13.075339       126,555.1781
01/01/2017 to 12/31/2017        13.075339         13.235169       118,390.0011
01/01/2018 to 12/31/2018        13.235169         12.633722       120,102.1288
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.609123         14.558656       285,234.5800
01/01/2010 to 12/31/2010        14.558656         15.405575       238,486.6615
01/01/2011 to 12/31/2011        15.405575         15.548946       179,353.7688
01/01/2012 to 12/31/2012        15.548946         16.618896       189,488.0085
01/01/2013 to 12/31/2013        16.618896         15.945861       123,191.7464
01/01/2014 to 12/31/2014        15.945861         16.252771       173,404.9850
01/01/2015 to 12/31/2015        16.252771         15.899898        97,584.4303
01/01/2016 to 12/31/2016        15.899898         15.959846       110,009.7246
01/01/2017 to 12/31/2017        15.959846         16.316216        88,519.0437
01/01/2018 to 12/31/2018        16.316216         15.922565        75,585.0997
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.213865         10.693058             0.0000
01/01/2014 to 12/31/2014        10.693058         11.364266        18,006.6226
01/01/2015 to 12/31/2015        11.364266         10.977845        16,522.6962
01/01/2016 to 12/31/2016        10.977845         11.229308        14,995.1001
01/01/2017 to 12/31/2017        11.229308         12.795187        13,584.4504
01/01/2018 to 04/30/2018        12.795187         12.205635             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010613          1.062291             0.0000
01/01/2013 to 12/31/2013         1.062291          1.144248             0.0000
01/01/2014 to 12/31/2014         1.144248          1.205978        12,285.9902
01/01/2015 to 12/31/2015         1.205978          1.169364       739,281.2350
01/01/2016 to 12/31/2016         1.169364          1.208588       680,159.9960
01/01/2017 to 12/31/2017         1.208588          1.351394       611,199.4901
01/01/2018 to 12/31/2018         1.351394          1.197254       620,967.4303
--------------------------       --------          --------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.350805         10.202154        13,696.9800
01/01/2010 to 12/31/2010        10.202154         11.201756        50,246.7897
01/01/2011 to 12/31/2011        11.201756         11.074793        59,396.4761
01/01/2012 to 12/31/2012        11.074793         12.224092        60,514.6172
01/01/2013 to 12/31/2013        12.224092         13.504487        61,545.5943
01/01/2014 to 12/31/2014        13.504487         13.978411        65,920.3288
01/01/2015 to 12/31/2015        13.978411         13.405758        80,675.1849
01/01/2016 to 12/31/2016        13.405758         13.872604        76,380.0304
01/01/2017 to 12/31/2017        13.872604         15.724032        74,106.6962
01/01/2018 to 12/31/2018        15.724032         14.377205        70,164.3070
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.655988          9.668742         6,325.7800
01/01/2010 to 12/31/2010         9.668742         10.797232        16,520.1871
01/01/2011 to 12/31/2011        10.797232         10.337860        97,907.1560
01/01/2012 to 12/31/2012        10.337860         11.631841        92,553.3515
01/01/2013 to 12/31/2013        11.631841         13.435197        89,559.1101
01/01/2014 to 12/31/2014        13.435197         13.849790        93,279.0811
01/01/2015 to 12/31/2015        13.849790         13.235272       173,245.5313
01/01/2016 to 12/31/2016        13.235272         13.838014       168,416.0263
01/01/2017 to 12/31/2017        13.838014         16.196116       165,848.9753
01/01/2018 to 12/31/2018        16.196116         14.455992       183,811.8380
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        34.775173         40.275311        45,638.9100
01/01/2010 to 12/31/2010        40.275311         46.104835        40,449.9959
01/01/2011 to 12/31/2011        46.104835         43.294716        31,598.1990
01/01/2012 to 12/31/2012        43.294716         49.961415        28,724.4671
01/01/2013 to 12/31/2013        49.961415         65.382408        24,742.7755
01/01/2014 to 12/31/2014        65.382408         72.453948        23,689.1697
01/01/2015 to 12/31/2015        72.453948         68.335562        23,494.6660
01/01/2016 to 12/31/2016        68.335562         77.506999        22,332.3503
01/01/2017 to 12/31/2017        77.506999         88.676616        22,421.1569
01/01/2018 to 12/31/2018        88.676616         78.792132        19,104.7982
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.545172          7.891163       149,884.0900
01/01/2010 to 12/31/2010         7.891163          9.856625       165,548.0930
01/01/2011 to 12/31/2011         9.856625          9.483678       125,751.8107
01/01/2012 to 12/31/2012         9.483678         10.545524       121,086.5331
01/01/2013 to 12/31/2013        10.545524         14.089700       110,663.7066
01/01/2014 to 12/31/2014        14.089700         15.543858       106,686.9607
01/01/2015 to 12/31/2015        15.543858         16.220374       120,205.3714
01/01/2016 to 12/31/2016        16.220374         16.853696       128,846.7008
01/01/2017 to 12/31/2017        16.853696         20.567783       100,481.9771
01/01/2018 to 12/31/2018        20.567783         19.676839       109,249.2848
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.150115         18.752927         2,908.4100
01/01/2010 to 12/31/2010        18.752927         23.028309         3,987.1892
01/01/2011 to 12/31/2011        23.028309         21.695017         2,473.3135
01/01/2012 to 12/31/2012        21.695017         24.339394         2,544.2070
01/01/2013 to 12/31/2013        24.339394         31.025597         2,502.9222
01/01/2014 to 12/31/2014        31.025597         33.277255         3,056.5058
01/01/2015 to 12/31/2015        33.277255         29.629267         2,244.9119
01/01/2016 to 12/31/2016        29.629267         33.478346         9,927.7286
01/01/2017 to 12/31/2017        33.478346         35.855170         1,734.0769
01/01/2018 to 12/31/2018        35.855170         31.511823           583.5301
--------------------------      ---------         ---------         ----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.355804         12.108648        70,835.2700
01/01/2010 to 12/31/2010        12.108648         14.715794        66,055.4086
01/01/2011 to 12/31/2011        14.715794         13.490148        64,065.2638
01/01/2012 to 12/31/2012        13.490148         15.585826        64,913.4923
01/01/2013 to 12/31/2013        15.585826         20.224961        60,554.1209
01/01/2014 to 12/31/2014        20.224961         22.402203        58,446.3371
01/01/2015 to 12/31/2015        22.402203         19.916257        79,562.8897
01/01/2016 to 12/31/2016        19.916257         22.051399        68,110.2532
01/01/2017 to 12/31/2017        22.051399         23.900669        64,926.7278
01/01/2018 to 12/31/2018        23.900669         20.270431        58,035.8337
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.795602          9.600403        26,712.1953
01/01/2014 to 12/31/2014         9.600403          9.077477        22,632.1053
01/01/2015 to 12/31/2015         9.077477          8.687212        21,514.4135
01/01/2016 to 12/31/2016         8.687212          8.927415        20,924.3630
01/01/2017 to 12/31/2017         8.927415         11.780967        20,166.4585
01/01/2018 to 12/31/2018        11.780967          9.542069        31,839.2223
--------------------------      ---------         ---------        -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.021612          8.397486        32,780.8700
01/01/2010 to 12/31/2010         8.397486          8.781125        27,829.5024
01/01/2011 to 12/31/2011         8.781125          7.363178        29,894.1699
01/01/2012 to 12/31/2012         7.363178          8.458381        29,071.7905
01/01/2013 to 04/26/2013         8.458381          8.750241             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.370813         10.170825       256,540.7100
01/01/2010 to 12/31/2010        10.170825          9.949497       237,359.7147
01/01/2011 to 12/31/2011         9.949497          9.733572       295,643.8217
01/01/2012 to 12/31/2012         9.733572          9.520611       311,225.8001
01/01/2013 to 12/31/2013         9.520611          9.313433       229,754.4147
01/01/2014 to 12/31/2014         9.313433          9.110763       214,550.8101
01/01/2015 to 12/31/2015         9.110763          8.912503       228,095.2274
01/01/2016 to 12/31/2016         8.912503          8.728335       215,601.0483
01/01/2017 to 12/31/2017         8.728335          8.593106       200,293.6782
01/01/2018 to 12/31/2018         8.593106          8.535292       247,174.2570
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.038480         13.224989          13,225.3786
01/01/2015 to 12/31/2015        13.224989         12.861441          12,089.8379
01/01/2016 to 12/31/2016        12.861441         13.151543          19,371.4096
01/01/2017 to 12/31/2017        13.151543         13.758087          11,548.9607
01/01/2018 to 12/31/2018        13.758087         13.105689          24,769.1920
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.820609         10.605365         451,490.1700
01/01/2010 to 12/31/2010        10.605365         11.505777         750,556.6280
01/01/2011 to 12/31/2011        11.505777         11.455793         692,201.5385
01/01/2012 to 12/31/2012        11.455793         12.427921         671,456.9813
01/01/2013 to 12/31/2013        12.427921         13.261351         553,007.7837
01/01/2014 to 04/25/2014        13.261351         13.336793               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.529120         10.520089       1,390,862.2500
01/01/2010 to 12/31/2010        10.520089         11.567354       1,364,436.7479
01/01/2011 to 12/31/2011        11.567354         11.302961       1,244,062.4160
01/01/2012 to 12/31/2012        11.302961         12.426058       1,126,756.4022
01/01/2013 to 12/31/2013        12.426058         13.884938       1,124,914.4234
01/01/2014 to 04/25/2014        13.884938         13.911303               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.334382         13.633504       1,461,488.2306
01/01/2015 to 12/31/2015        13.633504         13.193662       1,247,658.9675
01/01/2016 to 12/31/2016        13.193662         13.692308       1,209,587.1332
01/01/2017 to 12/31/2017        13.692308         14.820762       1,142,088.8611
01/01/2018 to 12/31/2018        14.820762         13.858474       1,104,655.9876
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.140832         10.220292       1,779,237.0800
01/01/2010 to 12/31/2010        10.220292         11.356297       1,814,320.2691
01/01/2011 to 12/31/2011        11.356297         10.920513       1,782,780.6508
01/01/2012 to 12/31/2012        10.920513         12.169778       1,496,752.5847
01/01/2013 to 12/31/2013        12.169778         14.216833       1,476,404.3879
01/01/2014 to 04/25/2014        14.216833         14.200961               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.198394         14.626900       1,554,742.4804
01/01/2015 to 12/31/2015        14.626900         14.127177       1,276,272.7580
01/01/2016 to 12/31/2016        14.127177         14.801720       1,054,711.9001
01/01/2017 to 12/31/2017        14.801720         16.613757         978,418.6481
01/01/2018 to 12/31/2018        16.613757         15.254929         813,640.1333
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.822055          9.954917       2,061,121.7300
01/01/2010 to 12/31/2010         9.954917         11.246887       1,856,498.4779
01/01/2011 to 12/31/2011        11.246887         10.576445       1,746,098.4948
01/01/2012 to 12/31/2012        10.576445         11.971431       1,636,728.8157
01/01/2013 to 12/31/2013        11.971431         14.745861       1,546,583.2724
01/01/2014 to 04/25/2014        14.745861         14.649286               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         6.994952          8.796467          14,845.0200
01/01/2010 to 12/31/2010         8.796467          9.469607          27,096.6274
01/01/2011 to 12/31/2011         9.469607          9.100861          52,750.7088
01/01/2012 to 12/31/2012         9.100861         10.337166          50,348.1244
01/01/2013 to 04/26/2013        10.337166         11.100256               0.0000
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.636277         15.164995       1,416,196.8539
01/01/2015 to 12/31/2015        15.164995         14.583335       1,409,779.2357
01/01/2016 to 12/31/2016        14.583335         15.427381       1,276,945.8734
01/01/2017 to 12/31/2017        15.427381         17.984665       1,164,833.6115
01/01/2018 to 12/31/2018        17.984665         16.164055       1,104,725.2410
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.412940         11.620403          82,685.7800
01/01/2010 to 12/31/2010        11.620403         13.045574          76,651.4627
01/01/2011 to 12/31/2011        13.045574         13.590610          70,717.6998
01/01/2012 to 12/31/2012        13.590610         14.832929          64,093.7791
01/01/2013 to 12/31/2013        14.832929         19.807895          55,444.9266
01/01/2014 to 12/31/2014        19.807895         19.701170          51,433.7611
01/01/2015 to 12/31/2015        19.701170         17.409710          44,416.3280
01/01/2016 to 12/31/2016        17.409710         20.888777          46,126.7830
01/01/2017 to 12/31/2017        20.888777         22.998051          35,968.3451
01/01/2018 to 12/31/2018        22.998051         19.476451          34,562.2573
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.122150         14.131649           5,605.9300
01/01/2010 to 12/31/2010        14.131649         16.947280           3,873.7885
01/01/2011 to 12/31/2011        16.947280         13.884521           3,054.3856
01/01/2012 to 12/31/2012        13.884521         16.012469           3,384.1097
01/01/2013 to 12/31/2013        16.012469         19.987824           6,189.7846
01/01/2014 to 12/31/2014        19.987824         18.243826           6,074.7901
01/01/2015 to 12/31/2015        18.243826         18.873924           2,693.2639
01/01/2016 to 12/31/2016        18.873924         19.538999           2,315.1899
01/01/2017 to 12/31/2017        19.538999         24.935135           4,130.2858
01/01/2018 to 12/31/2018        24.935135         19.374226           6,226.1908
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        43.530110         44.072539             514.6916
01/01/2017 to 12/31/2017        44.072539         51.226294             712.7090
01/01/2018 to 12/31/2018        51.226294         49.928464             712.6028
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        11.858543         14.461665               0.0000
01/01/2010 to 12/31/2010        14.461665         16.400985               0.0000
01/01/2011 to 12/31/2011        16.400985         15.263076               0.0000
01/01/2012 to 12/31/2012        15.263076         16.478515               0.0000
01/01/2013 to 12/31/2013        16.478515         21.393518               0.0000
01/01/2014 to 12/31/2014        21.393518         23.215767               0.0000
01/01/2015 to 12/31/2015        23.215767         22.653643               0.0000
01/01/2016 to 04/29/2016        22.653643         22.735215               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.576031         11.059572       286,312.4200
01/01/2010 to 12/31/2010        11.059572         12.097525       250,637.9413
01/01/2011 to 12/31/2011        12.097525         11.340196       222,337.1645
01/01/2012 to 12/31/2012        11.340196         12.501071       203,277.7923
01/01/2013 to 12/31/2013        12.501071         16.329410       183,018.9609
01/01/2014 to 12/31/2014        16.329410         17.642825       164,406.3725
01/01/2015 to 12/31/2015        17.642825         17.650102       150,678.6610
01/01/2016 to 12/31/2016        17.650102         18.500972       134,945.1713
01/01/2017 to 12/31/2017        18.500972         21.524003       120,119.6865
01/01/2018 to 12/31/2018        21.524003         21.000533       102,710.8981
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.977234         16.572746        40,299.3106
01/01/2014 to 12/31/2014        16.572746         17.975330        34,378.9043
01/01/2015 to 12/31/2015        17.975330         18.042091        28,569.8827
01/01/2016 to 12/31/2016        18.042091         18.559803        30,854.8911
01/01/2017 to 12/31/2017        18.559803         22.684708        27,948.9023
01/01/2018 to 12/31/2018        22.684708         20.878867        25,902.1777
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.675140         11.049370        36,375.9500
01/01/2010 to 12/31/2010        11.049370         13.745245        60,075.0857
01/01/2011 to 12/31/2011        13.745245         12.442847        55,656.6032
01/01/2012 to 12/31/2012        12.442847         12.903288        53,111.4891
01/01/2013 to 04/26/2013        12.903288         13.887869             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.789937         10.635361       101,409.1900
01/01/2010 to 12/31/2010        10.635361         11.581157        92,498.3387
01/01/2011 to 12/31/2011        11.581157         11.354781        86,779.9874
01/01/2012 to 12/31/2012        11.354781         12.834325       138,232.1947
01/01/2013 to 12/31/2013        12.834325         17.166925       132,663.5084
01/01/2014 to 12/31/2014        17.166925         18.261673       129,669.3350
01/01/2015 to 12/31/2015        18.261673         19.747127       130,585.3632
01/01/2016 to 12/31/2016        19.747127         19.292357       120,405.8755
01/01/2017 to 12/31/2017        19.292357         25.855131       106,386.4438
01/01/2018 to 12/31/2018        25.855131         25.318111        95,037.5229
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.675456          6.842845         4,487.3800
01/01/2010 to 12/31/2010         6.842845          7.723872         2,958.0679
01/01/2011 to 12/31/2011         7.723872          7.265988             0.0000
01/01/2012 to 12/31/2012         7.265988          8.007763         1,566.0014
01/01/2013 to 04/26/2013         8.007763          8.583807             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.256691          7.389648       163,507.6700
01/01/2010 to 12/31/2010         7.389648          7.908215       142,328.9051
01/01/2011 to 12/31/2011         7.908215          7.629672        97,608.1211
01/01/2012 to 04/27/2012         7.629672          8.561031             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.256573         13.649510             0.0000
01/01/2010 to 12/31/2010        13.649510         14.107038           307.3643
01/01/2011 to 12/31/2011        14.107038         14.787710         3,543.2744
01/01/2012 to 12/31/2012        14.787710         14.982516        11,624.6037
01/01/2013 to 12/31/2013        14.982516         14.279748         6,384.3429
01/01/2014 to 12/31/2014        14.279748         14.731714         6,460.0668
01/01/2015 to 12/31/2015        14.731714         14.403020        43,148.4653
01/01/2016 to 12/31/2016        14.403020         14.383592        12,279.6456
01/01/2017 to 12/31/2017        14.383592         14.484816        12,033.3411
01/01/2018 to 12/31/2018        14.484816         14.098331        10,258.1063
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.324144         12.801193             0.0000
01/01/2010 to 12/31/2010        12.801193         15.768575             0.0000
01/01/2011 to 12/31/2011        15.768575         15.080638         2,010.5815
01/01/2012 to 12/31/2012        15.080638         17.297802           896.4153
01/01/2013 to 12/31/2013        17.297802         22.463866           890.4430
01/01/2014 to 12/31/2014        22.463866         23.999448           950.4028
01/01/2015 to 12/31/2015        23.999448         22.848584        24,662.6857
01/01/2016 to 12/31/2016        22.848584         26.840283        26,698.9969
01/01/2017 to 12/31/2017        26.840283         30.354969        25,332.4169
01/01/2018 to 12/31/2018        30.354969         26.256973        22,062.3074
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.485066         10.876743             0.0000
01/01/2010 to 12/31/2010        10.876743         11.466372             0.0000
01/01/2011 to 12/31/2011        11.466372          9.797929             0.0000
01/01/2012 to 12/31/2012         9.797929         11.302969             0.0000
01/01/2013 to 12/31/2013        11.302969         13.427394             0.0000
01/01/2014 to 12/31/2014        13.427394         12.303624             0.0000
01/01/2015 to 12/31/2015        12.303624         11.878077         2,378.7896
01/01/2016 to 12/31/2016        11.878077         11.732162           508.5214
01/01/2017 to 12/31/2017        11.732162         14.294745             0.0000
01/01/2018 to 12/31/2018        14.294745         12.007159             0.0000
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.518068         12.878014            40.6100
01/01/2010 to 12/31/2010        12.878014         15.942282         1,654.7931
01/01/2011 to 12/31/2011        15.942282         14.921040           852.2103
01/01/2012 to 12/31/2012        14.921040         16.921936         1,541.4557
01/01/2013 to 12/31/2013        16.921936         22.864437         2,384.3091
01/01/2014 to 12/31/2014        22.864437         23.424836         2,155.5517
01/01/2015 to 12/31/2015        23.424836         21.875506         4,113.1350
01/01/2016 to 12/31/2016        21.875506         25.877547         4,000.6388
01/01/2017 to 12/31/2017        25.877547         28.935967         5,677.4408
01/01/2018 to 12/31/2018        28.935967         25.130978         5,360.9701
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.132357         10.017481       397,178.3000
01/01/2010 to 12/31/2010        10.017481         11.219650       322,818.0152
01/01/2011 to 12/31/2011        11.219650         11.155496       281,802.1315
01/01/2012 to 12/31/2012        11.155496         12.595054       219,556.3132
01/01/2013 to 12/31/2013        12.595054         16.226720       264,941.3348
01/01/2014 to 12/31/2014        16.226720         17.952901       240,830.4723
01/01/2015 to 12/31/2015        17.952901         17.722634       235,160.8466
01/01/2016 to 12/31/2016        17.722634         19.310438       239,213.8095
01/01/2017 to 12/31/2017        19.310438         22.902561       225,698.5418
01/01/2018 to 12/31/2018        22.902561         21.319127       167,686.5681
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.788938         19.511447         3,077.4948
01/01/2014 to 12/31/2014        19.511447         21.102844         3,344.6087
01/01/2015 to 12/31/2015        21.102844         20.568381         2,644.3491
01/01/2016 to 12/31/2016        20.568381         22.956999        10,110.3862
01/01/2017 to 12/31/2017        22.956999         26.407720         5,967.9792
01/01/2018 to 12/31/2018        26.407720         23.184425         6,185.3316
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.563810          8.018802        12,790.1300
01/01/2010 to 12/31/2010         8.018802          8.709116         4,140.6390
01/01/2011 to 12/31/2011         8.709116          8.473386         6,156.5690
01/01/2012 to 12/31/2012         8.473386          9.441471         5,835.7616
01/01/2013 to 04/26/2013         9.441471         10.316027             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.236632         18.924942        23,335.6995
01/01/2014 to 12/31/2014        18.924942         18.457456        26,266.4190
01/01/2015 to 12/31/2015        18.457456         18.124418        17,913.3004
01/01/2016 to 12/31/2016        18.124418         20.991411        12,077.5965
01/01/2017 to 12/31/2017        20.991411         23.716583         9,394.1643
01/01/2018 to 12/31/2018        23.716583         21.577018        10,077.9762
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.117948         12.198515        43,309.3000
01/01/2010 to 12/31/2010        12.198515         14.661117        33,504.1890
01/01/2011 to 12/31/2011        14.661117         13.585944        24,945.8212
01/01/2012 to 12/31/2012        13.585944         13.991164        25,087.0121
01/01/2013 to 04/26/2013        13.991164         15.131745             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.596507          8.284519       103,201.2017
01/01/2014 to 12/31/2014         8.284519          8.819523       112,166.3583
01/01/2015 to 12/31/2015         8.819523          9.534603       138,975.6673
01/01/2016 to 12/31/2016         9.534603          9.470005       153,113.6036
01/01/2017 to 12/31/2017         9.470005         12.366055       144,912.2488
01/01/2018 to 12/31/2018        12.366055         11.955843       151,551.0302
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.350622          5.210781       217,317.0800
01/01/2010 to 12/31/2010         5.210781          6.509010       218,463.2076
01/01/2011 to 12/31/2011         6.509010          5.737545       141,689.9373
01/01/2012 to 12/31/2012         5.737545          6.292144       138,176.3833
01/01/2013 to 04/26/2013         6.292144          6.563115             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.580099         14.649275           306.4300
01/01/2010 to 12/31/2010        14.649275         18.490188           345.8962
01/01/2011 to 12/31/2011        18.490188         15.072264             0.0000
01/01/2012 to 12/31/2012        15.072264         15.122648             0.0000
01/01/2013 to 12/31/2013        15.122648         16.384595             0.0000
01/01/2014 to 12/31/2014        16.384595         13.010724             0.0000
01/01/2015 to 12/31/2015        13.010724          8.558006             0.0000
01/01/2016 to 12/31/2016         8.558006         12.033687             0.0000
01/01/2017 to 12/31/2017        12.033687         11.685344             0.0000
01/01/2018 to 12/31/2018        11.685344          8.131733             0.0000
--------------------------      ---------         ---------           --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        25.249389         26.050625        53,341.9397
01/01/2017 to 12/31/2017        26.050625         27.506981        50,665.7629
01/01/2018 to 12/31/2018        27.506981         25.822441        47,880.0340
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        14.910488         19.949964        75,564.0400
01/01/2010 to 12/31/2010        19.949964         22.046418        67,016.7448
01/01/2011 to 12/31/2011        22.046418         22.529533        60,413.8000
01/01/2012 to 12/31/2012        22.529533         24.889981        59,878.6518
01/01/2013 to 12/31/2013        24.889981         26.291177        65,370.6210
01/01/2014 to 12/31/2014        26.291177         26.961082        66,922.9015
01/01/2015 to 12/31/2015        26.961082         25.800857        57,433.7664
01/01/2016 to 04/29/2016        25.800857         26.515211             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        25.764960         26.605841         2,306.4799
01/01/2017 to 12/31/2017        26.605841         28.106982         1,819.9639
01/01/2018 to 12/31/2018        28.106982         26.415511         1,596.7295
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.649199         12.171413           674.6004
01/01/2011 to 12/31/2011        12.171413         12.318921        14,409.5008
01/01/2012 to 12/31/2012        12.318921         13.429785         8,548.0357
01/01/2013 to 12/31/2013        13.429785         13.322902         2,742.2054
01/01/2014 to 12/31/2014        13.322902         13.612017         9,529.8299
01/01/2015 to 12/31/2015        13.612017         13.121744         7,629.1434
01/01/2016 to 04/29/2016        13.121744         13.411812             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        14.530999         14.794839         4,212.1500
01/01/2010 to 12/31/2010        14.794839         15.267862         4,116.7558
01/01/2011 to 12/31/2011        15.267862         15.723043         5,326.7689
01/01/2012 to 12/31/2012        15.723043         15.847828         7,580.8597
01/01/2013 to 12/31/2013        15.847828         15.362624         7,641.9879
01/01/2014 to 12/31/2014        15.362624         15.411573         5,200.5677
01/01/2015 to 12/31/2015        15.411573         15.122496        31,386.6814
01/01/2016 to 12/31/2016        15.122496         14.944514         4,688.7731
01/01/2017 to 12/31/2017        14.944514         14.865229         4,693.4370
01/01/2018 to 12/31/2018        14.865229         14.641433         6,550.0238

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766        82,356,101.8782
01/01/2013 to 12/31/2013        10.532766         11.520955        81,937,776.3098
01/01/2014 to 12/31/2014        11.520955         12.171233        76,869,766.1273
01/01/2015 to 12/31/2015        12.171233         12.047422        70,531,780.7322
01/01/2016 to 12/31/2016        12.047422         12.282548        64,378,886.1301
01/01/2017 to 12/31/2017        12.282548         13.734327        57,832,119.2490
01/01/2018 to 12/31/2018        13.734327         12.573134        51,840,683.8901
--------------------------      ---------         ---------        ---------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.002006          8.911697        54,321,679.9700
01/01/2010 to 12/31/2010         8.911697          9.836852        90,035,975.7925
01/01/2011 to 12/31/2011         9.836852          9.475085       107,215,317.4397
01/01/2012 to 12/31/2012         9.475085         10.585364       101,255,174.3375
01/01/2013 to 12/31/2013        10.585364         12.347940        94,367,615.8984
01/01/2014 to 12/31/2014        12.347940         12.887037        87,659,777.0470
01/01/2015 to 12/31/2015        12.887037         12.593002        80,044,493.9496
01/01/2016 to 12/31/2016        12.593002         13.361005        74,951,852.5020
01/01/2017 to 12/31/2017        13.361005         15.366105        69,751,469.9358
01/01/2018 to 12/31/2018        15.366105         14.468900        64,206,418.1819
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.351043          8.377803        49,190,958.7900
01/01/2010 to 12/31/2010         8.377803          9.356566        56,069,069.0710
01/01/2011 to 12/31/2011         9.356566          8.772532        57,429,746.5522
01/01/2012 to 12/31/2012         8.772532         10.027496        53,478,967.4743
01/01/2013 to 12/31/2013        10.027496         12.346139        52,333,933.3763
01/01/2014 to 12/31/2014        12.346139         12.926295        51,575,271.3772
01/01/2015 to 12/31/2015        12.926295         12.624971        49,761,196.3536
01/01/2016 to 12/31/2016        12.624971         13.537668        47,000,157.8527
01/01/2017 to 12/31/2017        13.537668         16.167443        44,881,985.9784
01/01/2018 to 12/31/2018        16.167443         14.991551        41,611,283.7387
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.751733          7.861733        10,655,720.5000
01/01/2010 to 12/31/2010         7.861733          9.154919        19,360,656.7954
01/01/2011 to 12/31/2011         9.154919          8.595309        24,491,854.9951
01/01/2012 to 12/31/2012         8.595309          9.930956        18,778,820.9164
01/01/2013 to 12/31/2013         9.930956         12.684406        16,265,863.0286
01/01/2014 to 12/31/2014        12.684406         13.504638        14,095,337.4320
01/01/2015 to 12/31/2015        13.504638         14.153010        12,437,190.3780
01/01/2016 to 12/31/2016        14.153010         15.195759        11,575,101.0845
01/01/2017 to 12/31/2017        15.195759         19.128010        10,231,219.3443
01/01/2018 to 12/31/2018        19.128010         18.728781         9,083,680.3944
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.674799          9.320117        32,268,562.4900
01/01/2010 to 12/31/2010         9.320117         10.080914        50,272,055.0179
01/01/2011 to 12/31/2011        10.080914          9.940216        57,290,654.5244
01/01/2012 to 12/31/2012         9.940216         10.841879        53,450,956.7500
01/01/2013 to 12/31/2013        10.841879         12.112423        48,683,754.5723
01/01/2014 to 12/31/2014        12.112423         12.646648        43,798,169.5481
01/01/2015 to 12/31/2015        12.646648         12.355551        38,928,290.5997
01/01/2016 to 12/31/2016        12.355551         13.012197        35,895,594.4550
01/01/2017 to 12/31/2017        13.012197         14.466527        32,601,036.2084
01/01/2018 to 12/31/2018        14.466527         13.749483        29,336,369.5398
--------------------------      ---------         ---------        ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583        96,679,560.6935
01/01/2013 to 12/31/2013        11.521583         10.954170        79,457,513.7240
01/01/2014 to 12/31/2014        10.954170         11.211254        71,072,724.6037
01/01/2015 to 12/31/2015        11.211254          9.977033        62,159,636.5174
01/01/2016 to 12/31/2016         9.977033         10.698538        55,819,031.0285
01/01/2017 to 12/31/2017        10.698538         11.561296        50,241,415.0681
01/01/2018 to 12/31/2018        11.561296         10.654507        45,201,876.4258
--------------------------      ---------         ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698       145,495,265.9319
01/01/2013 to 12/31/2013        10.262698         11.140953       136,294,593.6743
01/01/2014 to 12/31/2014        11.140953         11.612740       125,391,755.3382
01/01/2015 to 12/31/2015        11.612740         11.415986       116,387,387.1817
01/01/2016 to 12/31/2016        11.415986         11.732651       104,605,564.9134
01/01/2017 to 12/31/2017        11.732651         13.083641        94,157,691.8493
01/01/2018 to 12/31/2018        13.083641         11.949881        85,499,682.3166
--------------------------      ---------         ---------       ----------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.270938         17.709663         1,347,225.3800
01/01/2010 to 12/31/2010        17.709663         20.177578         2,379,638.5737
01/01/2011 to 12/31/2011        20.177578         20.323542         3,193,831.8397
01/01/2012 to 12/31/2012        20.323542         23.307882         3,267,882.4500
01/01/2013 to 12/31/2013        23.307882         25.078819         2,529,494.1679
01/01/2014 to 12/31/2014        25.078819         25.494051         2,024,582.2085
01/01/2015 to 12/31/2015        25.494051         24.073973         1,813,920.5224
01/01/2016 to 12/31/2016        24.073973         27.003572         1,689,415.4106
01/01/2017 to 12/31/2017        27.003572         28.638306         1,573,704.3396
01/01/2018 to 12/31/2018        28.638306         27.371492         1,322,173.7796
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.658055          9.996887         5,367,293.6900
01/01/2010 to 12/31/2010         9.996887         11.461735         7,662,326.9329
01/01/2011 to 12/31/2011        11.461735         10.628642         9,618,231.1485
01/01/2012 to 12/31/2012        10.628642         12.210162         9,040,874.2992
01/01/2013 to 12/31/2013        12.210162         15.562098         8,861,478.4171
01/01/2014 to 12/31/2014        15.562098         16.094408         8,344,972.8351
01/01/2015 to 12/31/2015        16.094408         15.520856         7,843,213.6628
01/01/2016 to 12/31/2016        15.520856         16.645894         7,049,278.8317
01/01/2017 to 12/31/2017        16.645894         20.139654         6,430,422.4725
01/01/2018 to 12/31/2018        20.139654         17.823455         5,841,533.1845
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.981038         10.430094      111,084,541.1753
01/01/2013 to 12/31/2013        10.430094         11.738718      134,685,884.7420
01/01/2014 to 12/31/2014        11.738718         12.667006      141,062,009.8759
01/01/2015 to 12/31/2015        12.667006         11.956388      130,465,602.9057
01/01/2016 to 12/31/2016        11.956388         12.750893      122,254,170.3659
01/01/2017 to 12/31/2017        12.750893         14.849650      117,835,579.7598
01/01/2018 to 12/31/2018        14.849650         13.536803      111,436,456.2172
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.879737         14.783574        2,926,441.4200
01/01/2010 to 12/31/2010        14.783574         17.443958        3,671,335.6588
01/01/2011 to 12/31/2011        17.443958         15.625128        4,290,093.6225
01/01/2012 to 12/31/2012        15.625128         18.141552        3,255,746.6465
01/01/2013 to 12/31/2013        18.141552         23.646737        2,913,109.9352
01/01/2014 to 12/31/2014        23.646737         23.670588        2,556,608.5596
01/01/2015 to 12/31/2015        23.670588         22.034948        2,108,901.2579
01/01/2016 to 12/31/2016        22.034948         28.463095        1,925,269.0368
01/01/2017 to 12/31/2017        28.463095         31.289829        1,779,480.5339
01/01/2018 to 12/31/2018        31.289829         26.099835        1,624,068.5552
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.156400         10.236000        3,411,716.9900
01/01/2010 to 12/31/2010        10.236000         12.456715        6,735,950.9509
01/01/2011 to 12/31/2011        12.456715          9.966333        8,359,257.3766
01/01/2012 to 12/31/2012         9.966333         11.660563        7,916,048.0421
01/01/2013 to 12/31/2013        11.660563         10.903862        8,915,079.5966
01/01/2014 to 12/31/2014        10.903862         10.031008        9,634,324.8379
01/01/2015 to 12/31/2015        10.031008          8.508161        9,235,529.0266
01/01/2016 to 12/31/2016         8.508161          9.336201        8,453,263.4137
01/01/2017 to 12/31/2017         9.336201         11.791357        7,646,179.8146
01/01/2018 to 12/31/2018        11.791357          9.957627        7,514,668.3019
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997808         10.208891          495,132.3612
01/01/2011 to 12/31/2011        10.208891         10.248932        1,072,300.5345
01/01/2012 to 12/31/2012        10.248932         10.824756        1,087,625.6112
01/01/2013 to 12/31/2013        10.824756         11.061605        1,544,861.7281
01/01/2014 to 12/31/2014        11.061605         10.966157        1,250,127.6100
01/01/2015 to 12/31/2015        10.966157         10.701976        1,082,115.5932
01/01/2016 to 12/31/2016        10.701976         11.508315        1,016,371.3332
01/01/2017 to 12/31/2017        11.508315         11.742641        1,016,470.4270
01/01/2018 to 12/31/2018        11.742641         11.591122          972,858.2593
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987809          9.753794          868,225.8633
01/01/2012 to 12/31/2012         9.753794         10.020301        1,083,662.6869
01/01/2013 to 12/31/2013        10.020301          9.975715        5,086,873.3192
01/01/2014 to 12/31/2014         9.975715          9.921220        6,552,046.6746
01/01/2015 to 12/31/2015         9.921220          9.702965        5,389,877.8034
01/01/2016 to 12/31/2016         9.702965          9.848164        4,824,029.0625
01/01/2017 to 12/31/2017         9.848164          9.821338        4,881,723.3572
01/01/2018 to 12/31/2018         9.821338          9.706790        4,532,986.4824
--------------------------      ---------         ---------      ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.998247         10.882555         289,128.8500
01/01/2010 to 12/31/2010         10.882555         12.160270       1,063,278.3840
01/01/2011 to 12/31/2011         12.160270         11.928070       1,542,588.9573
01/01/2012 to 12/31/2012         11.928070         13.414839       1,522,333.8188
01/01/2013 to 12/31/2013         13.414839         13.338870       1,340,668.6001
01/01/2014 to 12/31/2014         13.338870         13.276865       1,163,178.9669
01/01/2015 to 12/31/2015         13.276865         12.522582       1,029,870.3411
01/01/2016 to 12/31/2016         12.522582         12.431603         955,311.7526
01/01/2017 to 12/31/2017         12.431603         12.251928         948,939.3322
01/01/2018 to 12/31/2018         12.251928         12.177368         815,207.1409
--------------------------       ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.288287         12.315905         968,999.7400
01/01/2010 to 12/31/2010         12.315905         14.072750       1,556,892.2076
01/01/2011 to 12/31/2011         14.072750         13.076104       1,996,676.6867
01/01/2012 to 12/31/2012         13.076104         16.211779       1,947,508.7014
01/01/2013 to 12/31/2013         16.211779         16.520134       2,021,161.0636
01/01/2014 to 12/31/2014         16.520134         18.414936       1,888,250.4515
01/01/2015 to 12/31/2015         18.414936         17.868635       1,721,403.9447
01/01/2016 to 12/31/2016         17.868635         17.738721       1,605,289.1727
01/01/2017 to 12/31/2017         17.738721         19.333840       1,465,501.8905
01/01/2018 to 12/31/2018         19.333840         17.380355       1,345,334.5821
--------------------------       ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.648855          6.083083       1,169,070.0500
01/01/2010 to 12/31/2010          6.083083          7.410609       2,070,017.7376
01/01/2011 to 12/31/2011          7.410609          7.530069       9,281,983.4705
01/01/2012 to 12/31/2012          7.530069          8.781353       9,179,927.9410
01/01/2013 to 12/31/2013          8.781353         12.582936      10,299,327.4956
01/01/2014 to 12/31/2014         12.582936         14.722774       9,951,305.9858
01/01/2015 to 12/31/2015         14.722774         13.904219       8,405,579.8868
01/01/2016 to 12/31/2016         13.904219         14.050311       7,251,685.0999
01/01/2017 to 12/31/2017         14.050311         16.373407       6,359,386.8557
01/01/2018 to 12/31/2018         16.373407         14.974829       5,330,093.0543
--------------------------       ---------         ---------      ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850          61,655.9173
01/01/2011 to 12/31/2011        146.788850        133.563610         106,846.0568
01/01/2012 to 12/31/2012        133.563610        161.026092         218,845.9341
01/01/2013 to 12/31/2013        161.026092        204.087712         159,837.8367
01/01/2014 to 04/25/2014        204.087712        212.384108               0.0000
--------------------------      ----------        ----------      ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.607445          6.255989       1,485,802.9800
01/01/2010 to 12/31/2010          6.255989          6.608321       2,136,811.7632
01/01/2011 to 04/29/2011          6.608321          7.022114               0.0000
--------------------------      ----------        ----------      ---------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         10.750877         10.902463      23,200,456.1120
01/01/2013 to 12/31/2013         10.902463         10.244493      14,897,421.0951
01/01/2014 to 12/31/2014         10.244493         10.843739      12,819,441.8684
01/01/2015 to 12/31/2015         10.843739         10.717518      12,099,420.5413
01/01/2016 to 12/31/2016         10.717518         10.686344      12,179,111.6151
01/01/2017 to 12/31/2017         10.686344         10.790616       9,620,874.3544
01/01/2018 to 12/31/2018         10.790616         10.611515       8,736,055.5943
--------------------------      ----------        ----------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.202061         17.094474         2,710,367.0600
01/01/2010 to 12/31/2010        17.094474         19.585672         4,879,112.6378
01/01/2011 to 12/31/2011        19.585672         16.527494         7,088,785.4013
01/01/2012 to 12/31/2012        16.527494         21.021513         5,894,732.4837
01/01/2013 to 12/31/2013        21.021513         26.995638         6,198,464.3985
01/01/2014 to 12/31/2014        26.995638         25.028886         6,812,067.9430
01/01/2015 to 12/31/2015        25.028886         23.517737         6,180,318.9882
01/01/2016 to 12/31/2016        23.517737         25.037133         5,703,414.1363
01/01/2017 to 12/31/2017        25.037133         32.138682         5,019,831.9015
01/01/2018 to 12/31/2018        32.138682         24.044040         5,129,835.0224
--------------------------      ---------         ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       117,940,442.0653
01/01/2013 to 12/31/2013         1.046550          1.049106       114,483,457.5555
01/01/2014 to 12/31/2014         1.049106          1.090072        90,186,360.9291
01/01/2015 to 12/31/2015         1.090072          1.027660        76,930,589.8514
01/01/2016 to 12/31/2016         1.027660          1.129845       107,127,102.9493
01/01/2017 to 12/31/2017         1.129845          1.223161       108,114,992.1503
01/01/2018 to 12/31/2018         1.223161          1.126185        96,972,782.9228
--------------------------      ---------         ---------       ----------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.230874          9.008179         1,579,466.2400
01/01/2010 to 12/31/2010         9.008179         10.184113         2,751,749.3103
01/01/2011 to 12/31/2011        10.184113          9.876117         3,848,914.6430
01/01/2012 to 12/31/2012         9.876117         11.518581         5,585,792.0588
01/01/2013 to 12/31/2013        11.518581         15.347858         6,134,754.4460
01/01/2014 to 12/31/2014        15.347858         16.510796         5,772,042.6643
01/01/2015 to 12/31/2015        16.510796         15.278501         5,109,520.7704
01/01/2016 to 12/31/2016        15.278501         17.636921         5,084,198.4394
01/01/2017 to 12/31/2017        17.636921         20.485749         4,586,955.1307
01/01/2018 to 12/31/2018        20.485749         17.708449         4,021,455.4720
--------------------------      ---------         ---------       ----------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.546739         12.572653         1,253,787.8800
01/01/2010 to 12/31/2010        12.572653         15.612906         1,691,566.4377
01/01/2011 to 12/31/2011        15.612906         15.199465         2,308,826.3032
01/01/2012 to 12/31/2012        15.199465         17.683791         2,591,469.4859
01/01/2013 to 12/31/2013        17.683791         24.395133         2,336,788.7807
01/01/2014 to 12/31/2014        24.395133         25.907149         2,104,459.8518
01/01/2015 to 12/31/2015        25.907149         25.060002         2,060,361.6892
01/01/2016 to 12/31/2016        25.060002         27.482289         1,793,945.0247
01/01/2017 to 12/31/2017        27.482289         33.899002         1,536,747.6644
01/01/2018 to 12/31/2018        33.899002         30.339759         1,411,630.8800
--------------------------      ---------         ---------       ----------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513        10,108,464.3535
01/01/2014 to 12/31/2014        10.564513         10.926236        10,809,170.4681
01/01/2015 to 12/31/2015        10.926236         10.804739        10,408,696.6683
01/01/2016 to 12/31/2016        10.804739         10.870355        10,154,552.1494
01/01/2017 to 12/31/2017        10.870355         11.052567        10,507,845.7260
01/01/2018 to 12/31/2018        11.052567         10.878523         9,685,276.0161
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.940063          9.864681         4,930,893.8200
01/01/2010 to 12/31/2010         9.864681         10.300392         9,776,433.1837
01/01/2011 to 12/31/2011        10.300392         10.724159        11,086,095.2871
01/01/2012 to 12/31/2012        10.724159         11.071850        10,748,965.9465
01/01/2013 to 04/26/2013        11.071850         11.043124                 0.0000
--------------------------      ---------         ---------        ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594        23,331,127.3831
01/01/2013 to 12/31/2013         1.048594          1.145329       114,409,699.3252
01/01/2014 to 12/31/2014         1.145329          1.205777       126,816,698.5005
01/01/2015 to 12/31/2015         1.205777          1.197250       135,650,302.9606
01/01/2016 to 12/31/2016         1.197250          1.212451       114,365,832.2927
01/01/2017 to 12/31/2017         1.212451          1.392023       105,586,931.7485
01/01/2018 to 12/31/2018         1.392023          1.271347       103,869,517.1611
--------------------------      ---------         ---------       ----------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996823          1.038973           521,469.5113
01/01/2015 to 12/31/2015         1.038973          1.012423         7,042,760.9854
01/01/2016 to 12/31/2016         1.012423          1.016230         6,654,581.2419
01/01/2017 to 12/31/2017         1.016230          1.155048         7,174,633.5152
01/01/2018 to 04/30/2018         1.155048          1.125675                 0.0000
--------------------------      ---------         ---------       ----------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.765170         10.761189         1,674,581.9600
01/01/2010 to 12/31/2010        10.761189         12.921756         2,973,538.8463
01/01/2011 to 12/31/2011        12.921756         12.528496         3,990,672.8910
01/01/2012 to 12/31/2012        12.528496         14.416084         3,718,858.9764
01/01/2013 to 12/31/2013        14.416084         16.617317         3,266,386.7049
01/01/2014 to 12/31/2014        16.617317         16.920561         3,249,730.5987
01/01/2015 to 12/31/2015        16.920561         16.856421         2,955,583.3477
01/01/2016 to 12/31/2016        16.856421         17.381346         2,541,629.1051
01/01/2017 to 12/31/2017        17.381346         21.035397         2,134,836.6151
01/01/2018 to 12/31/2018        21.035397         19.584392         1,965,264.4056
--------------------------      ---------         ---------       ----------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869         3,138,664.1274
01/01/2014 to 12/31/2014        11.263869         12.111669         6,619,826.4728
01/01/2015 to 12/31/2015        12.111669         11.774980         9,923,854.4856
01/01/2016 to 12/31/2016        11.774980         12.093488        10,660,839.4368
01/01/2017 to 12/31/2017        12.093488         13.752054         9,150,004.4000
01/01/2018 to 12/31/2018        13.752054         12.560227         8,608,241.9395
--------------------------      ---------         ---------       ----------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.023606         12.978336         2,505,048.0600
01/01/2010 to 12/31/2010        12.978336         14.229112         2,745,255.7489
01/01/2011 to 12/31/2011        14.229112         12.503286         3,047,612.0746
01/01/2012 to 12/31/2012        12.503286         14.359545         2,858,859.2081
01/01/2013 to 12/31/2013        14.359545         16.853046         2,531,598.9555
01/01/2014 to 12/31/2014        16.853046         15.432901         2,475,053.5685
01/01/2015 to 12/31/2015        15.432901         14.918516         2,723,516.5361
01/01/2016 to 12/31/2016        14.918516         14.553201         2,386,049.9262
01/01/2017 to 12/31/2017        14.553201         18.355456         2,248,775.2042
01/01/2018 to 12/31/2018        18.355456         15.534404         2,125,347.5969
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159         1,080,901.1083
01/01/2015 to 12/31/2015         1.034159          0.962001         2,332,730.1958
01/01/2016 to 12/31/2016         0.962001          1.052040        21,845,430.0938
01/01/2017 to 12/31/2017         1.052040          1.165823        29,116,806.3553
01/01/2018 to 12/31/2018         1.165823          1.060121        22,049,426.3564
--------------------------       --------          --------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.011145         12.792237         7,522,791.9800
01/01/2010 to 12/31/2010        12.792237         13.566288        13,473,053.6521
01/01/2011 to 12/31/2011        13.566288         14.839021        17,898,718.0379
01/01/2012 to 12/31/2012        14.839021         15.935720        18,431,961.4059
01/01/2013 to 12/31/2013        15.935720         14.228159        16,713,454.6149
01/01/2014 to 12/31/2014        14.228159         14.407427        14,504,602.9643
01/01/2015 to 12/31/2015        14.407427         13.737772        12,764,062.5549
01/01/2016 to 12/31/2016        13.737772         14.193534        12,303,340.1506
01/01/2017 to 12/31/2017        14.193534         14.453257        12,595,611.3928
01/01/2018 to 12/31/2018        14.453257         13.879957        11,369,237.2218
--------------------------      ---------         ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.993376         15.092548        14,986,739.7700
01/01/2010 to 12/31/2010        15.092548         16.066604        29,094,199.3777
01/01/2011 to 12/31/2011        16.066604         16.313447        39,787,271.9600
01/01/2012 to 12/31/2012        16.313447         17.541477        36,029,296.4639
01/01/2013 to 12/31/2013        17.541477         16.932391        34,196,415.6559
01/01/2014 to 12/31/2014        16.932391         17.362147        29,595,026.7050
01/01/2015 to 12/31/2015        17.362147         17.087425        26,029,213.2102
01/01/2016 to 12/31/2016        17.087425         17.255064        23,677,187.0288
01/01/2017 to 12/31/2017        17.255064         17.746218        24,172,960.7729
01/01/2018 to 12/31/2018        17.746218         17.422871        21,617,123.6959
--------------------------      ---------         ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134         2,219,412.7490
01/01/2014 to 12/31/2014        10.738134         11.480851         4,368,871.6091
01/01/2015 to 12/31/2015        11.480851         11.157230         7,586,158.4573
01/01/2016 to 12/31/2016        11.157230         11.481478         7,415,399.7449
01/01/2017 to 12/31/2017        11.481478         13.160991         6,890,516.1150
01/01/2018 to 04/30/2018        13.160991         12.579190                 0.0000
--------------------------      ---------         ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681        27,707,831.7718
01/01/2013 to 12/31/2013         1.066681          1.155891        61,183,738.7605
01/01/2014 to 12/31/2014         1.155891          1.225580        69,105,550.2235
01/01/2015 to 12/31/2015         1.225580          1.195524        81,929,589.4556
01/01/2016 to 12/31/2016         1.195524          1.243060        72,573,943.1567
01/01/2017 to 12/31/2017         1.243060          1.398277        64,899,823.8292
01/01/2018 to 12/31/2018         1.398277          1.246292       102,450,448.9948
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.515568         10.466056       11,919,749.4100
01/01/2010 to 12/31/2010        10.466056         11.560613       33,736,854.2981
01/01/2011 to 12/31/2011        11.560613         11.498218       42,532,323.8269
01/01/2012 to 12/31/2012        11.498218         12.768225       42,261,072.3529
01/01/2013 to 12/31/2013        12.768225         14.190487       38,304,344.3710
01/01/2014 to 12/31/2014        14.190487         14.776889       34,696,919.8983
01/01/2015 to 12/31/2015        14.776889         14.256839       30,487,447.6602
01/01/2016 to 12/31/2016        14.256839         14.842093       26,765,301.6457
01/01/2017 to 12/31/2017        14.842093         16.923820       24,180,640.4183
01/01/2018 to 12/31/2018        16.923820         15.567926       21,694,481.0913
--------------------------      ---------         ---------       ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.807073          9.918888        4,762,178.3700
01/01/2010 to 12/31/2010         9.918888         11.143167        8,735,567.0991
01/01/2011 to 12/31/2011        11.143167         10.733165       11,750,298.2309
01/01/2012 to 12/31/2012        10.733165         12.149667       12,083,001.6628
01/01/2013 to 12/31/2013        12.149667         14.117733       11,707,479.4091
01/01/2014 to 12/31/2014        14.117733         14.640983       11,027,334.2642
01/01/2015 to 12/31/2015        14.640983         14.075594       11,222,115.7110
01/01/2016 to 12/31/2016        14.075594         14.805146       10,158,298.3245
01/01/2017 to 12/31/2017        14.805146         17.431987        9,323,237.6892
01/01/2018 to 12/31/2018        17.431987         15.653310        8,222,239.5923
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        35.835219         41.752965          846,954.6800
01/01/2010 to 12/31/2010        41.752965         48.083757        1,017,175.9859
01/01/2011 to 12/31/2011        48.083757         45.424321        1,197,196.4639
01/01/2012 to 12/31/2012        45.424321         52.736011        1,129,521.2294
01/01/2013 to 12/31/2013        52.736011         69.428476        1,125,758.7403
01/01/2014 to 12/31/2014        69.428476         77.400632        1,243,644.7347
01/01/2015 to 12/31/2015        77.400632         73.440558        1,100,614.7918
01/01/2016 to 12/31/2016        73.440558         83.798318          974,383.0072
01/01/2017 to 12/31/2017        83.798318         96.449679          890,446.9484
01/01/2018 to 12/31/2018        96.449679         86.217746          828,838.7002
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.714148          8.180563        6,167,310.0000
01/01/2010 to 12/31/2010         8.180563         10.279530       10,323,917.6858
01/01/2011 to 12/31/2011        10.279530          9.950007       12,077,166.7716
01/01/2012 to 12/31/2012         9.950007         11.131006       11,953,950.7466
01/01/2013 to 12/31/2013        11.131006         14.961377       11,316,125.2900
01/01/2014 to 12/31/2014        14.961377         16.604830        9,082,457.5008
01/01/2015 to 12/31/2015        16.604830         17.431812        7,020,155.1847
01/01/2016 to 12/31/2016        17.431812         18.221442        6,312,127.1308
01/01/2017 to 12/31/2017        18.221442         22.370302        5,626,048.5219
01/01/2018 to 12/31/2018        22.370302         21.530857        4,948,072.3905
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        16.220286         20.198467          693,465.0900
01/01/2010 to 12/31/2010        20.198467         24.952498        1,148,547.5040
01/01/2011 to 12/31/2011        24.952498         23.649057        1,517,730.6338
01/01/2012 to 12/31/2012        23.649057         26.692113        1,406,934.0603
01/01/2013 to 12/31/2013        26.692113         34.229277        1,173,543.4381
01/01/2014 to 12/31/2014        34.229277         36.934398        1,077,254.9885
01/01/2015 to 12/31/2015        36.934398         33.083553        1,543,775.1148
01/01/2016 to 12/31/2016        33.083553         37.606365        1,449,861.3857
01/01/2017 to 12/31/2017        37.606365         40.517902        1,252,705.1797
01/01/2018 to 12/31/2018        40.517902         35.825404          792,615.5867
--------------------------      ---------         ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.621978         12.528083          740,490.3700
01/01/2010 to 12/31/2010        12.528083         15.317038        1,122,811.4202
01/01/2011 to 12/31/2011        15.317038         14.125705        1,841,910.7858
01/01/2012 to 12/31/2012        14.125705         16.418830        1,780,985.6990
01/01/2013 to 12/31/2013        16.418830         21.434056        1,769,445.9103
01/01/2014 to 12/31/2014        21.434056         23.884333        1,801,609.3577
01/01/2015 to 12/31/2015        23.884333         21.361815        1,417,637.1119
01/01/2016 to 12/31/2016        21.361815         23.794257        1,186,878.6955
01/01/2017 to 12/31/2017        23.794257         25.944391        1,043,830.3702
01/01/2018 to 12/31/2018        25.944391         22.137023        1,449,762.8071
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979        9,510,032.0686
01/01/2014 to 12/31/2014         9.933979          9.449439        8,627,497.5064
01/01/2015 to 12/31/2015         9.449439          9.097637        7,599,072.9838
01/01/2016 to 12/31/2016         9.097637          9.405442        6,920,294.9284
01/01/2017 to 12/31/2017         9.405442         12.486203        6,009,788.4597
01/01/2018 to 12/31/2018        12.486203         10.174561        6,006,659.9775
--------------------------      ---------         ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.046592          8.483058        7,312,566.2600
01/01/2010 to 12/31/2010         8.483058          8.923930       12,579,534.7041
01/01/2011 to 12/31/2011         8.923930          7.527931       13,399,214.1243
01/01/2012 to 12/31/2012         7.527931          8.699940       11,646,718.6266
01/01/2013 to 04/26/2013         8.699940          9.017323                0.0000
--------------------------      ---------         ---------       ---------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.686830         10.543830       12,196,487.2100
01/01/2010 to 12/31/2010        10.543830         10.376466        9,926,608.1447
01/01/2011 to 12/31/2011        10.376466         10.212206       11,072,969.3254
01/01/2012 to 12/31/2012        10.212206         10.049225       10,719,660.9757
01/01/2013 to 12/31/2013        10.049225          9.889713        8,363,158.2263
01/01/2014 to 12/31/2014         9.889713          9.732732        7,075,066.4450
01/01/2015 to 12/31/2015         9.732732          9.578243        7,140,713.0665
01/01/2016 to 12/31/2016         9.578243          9.436777        6,183,642.8811
01/01/2017 to 12/31/2017         9.436777          9.346335        4,913,584.0713
01/01/2018 to 12/31/2018         9.346335          9.339633        6,208,315.4689
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.698319      13.950796              563,826.5391
01/01/2015 to 12/31/2015        13.950796      13.648964            1,152,012.5092
01/01/2016 to 12/31/2016        13.648964      14.040820            1,929,255.7281
01/01/2017 to 12/31/2017        14.040820      14.776512            1,565,622.4169
01/01/2018 to 12/31/2018        14.776512      14.161020            1,550,242.3153
--------------------------      ---------      ---------            --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         9.043675      10.938981           35,822,703.2600
01/01/2010 to 12/31/2010        10.938981      11.939096           46,766,483.9356
01/01/2011 to 12/31/2011        11.939096      11.958591           56,953,473.0193
01/01/2012 to 12/31/2012        11.958591      13.051863           53,249,354.7597
01/01/2013 to 12/31/2013        13.051863      14.010940           39,451,198.0410
01/01/2014 to 04/25/2014        14.010940      14.117312                    0.0000
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.744835      10.851048           47,102,088.9500
01/01/2010 to 12/31/2010        10.851048      12.003012           66,591,166.6119
01/01/2011 to 12/31/2011        12.003012      11.799088           73,833,971.7341
01/01/2012 to 12/31/2012        11.799088      13.049943           71,932,469.4054
01/01/2013 to 12/31/2013        13.049943      14.669803           64,934,171.0887
01/01/2014 to 04/25/2014        14.669803      14.725478                    0.0000
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.292191      14.672253           86,939,295.6594
01/01/2015 to 12/31/2015        14.672253      14.284376           73,907,082.1789
01/01/2016 to 12/31/2016        14.284376      14.913452           65,797,094.4019
01/01/2017 to 12/31/2017        14.913452      16.239397           57,438,769.3114
01/01/2018 to 12/31/2018        16.239397      15.276927           50,555,911.0512
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.346747      10.541860          104,502,888.2200
01/01/2010 to 12/31/2010        10.541860      11.784043          142,603,503.4518
01/01/2011 to 12/31/2011        11.784043      11.399904          160,650,833.8996
01/01/2012 to 12/31/2012        11.399904      12.780853          149,086,615.8459
01/01/2013 to 12/31/2013        12.780853      15.020517          141,895,606.9303
01/01/2014 to 04/25/2014        15.020517      15.032150                    0.0000
--------------------------      ---------      ---------          ----------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.697744      15.202924          133,627,757.7120
01/01/2015 to 12/31/2015        15.202924      14.771918          119,686,780.2219
01/01/2016 to 12/31/2016        14.771918      15.570381          108,866,062.8588
01/01/2017 to 12/31/2017        15.570381      17.581357           99,074,884.0032
01/01/2018 to 12/31/2018        17.581357      16.241134           89,413,380.7999
--------------------------      ---------      ---------          ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.019935      10.268189          106,147,288.4600
01/01/2010 to 12/31/2010        10.268189      11.670563          104,273,060.4370
01/01/2011 to 12/31/2011        11.670563      11.040799           99,394,776.5685
01/01/2012 to 12/31/2012        11.040799      12.572620           90,779,048.8981
01/01/2013 to 12/31/2013        12.572620      15.579528          107,374,592.6942
01/01/2014 to 04/25/2014        15.579528      15.506799                    0.0000
--------------------------      ---------      ---------          ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.023948          8.886076        18,536,405.3600
01/01/2010 to 12/31/2010         8.886076          9.623600        22,821,942.0395
01/01/2011 to 12/31/2011         9.623600          9.304422        25,060,696.5737
01/01/2012 to 12/31/2012         9.304422         10.632302        23,409,036.2325
01/01/2013 to 04/26/2013        10.632302         11.438970                 0.0000
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.671265         15.263092       103,734,367.4549
01/01/2015 to 12/31/2015        15.263092         14.766037        96,287,185.9515
01/01/2016 to 12/31/2016        14.766037         15.714653        87,872,329.6447
01/01/2017 to 12/31/2017        15.714653         18.429430        80,629,201.6825
01/01/2018 to 12/31/2018        18.429430         16.664108        73,368,495.8843
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.669445         12.046789         1,959,100.5900
01/01/2010 to 12/31/2010        12.046789         13.605577         2,246,307.1412
01/01/2011 to 12/31/2011        13.605577         14.259132         2,405,677.2515
01/01/2012 to 12/31/2012        14.259132         15.656726         2,314,695.9080
01/01/2013 to 12/31/2013        15.656726         21.033729         2,794,132.8258
01/01/2014 to 12/31/2014        21.033729         21.046356         2,130,399.7224
01/01/2015 to 12/31/2015        21.046356         18.710435         1,788,390.6125
01/01/2016 to 12/31/2016        18.710435         22.584505         1,769,274.3130
01/01/2017 to 12/31/2017        22.584505         25.014165         1,556,289.1046
01/01/2018 to 12/31/2018        25.014165         21.312143         1,328,532.3135
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.132460         14.231178           231,419.3700
01/01/2010 to 12/31/2010        14.231178         17.169192           478,689.6068
01/01/2011 to 12/31/2011        17.169192         14.150930         1,136,729.2276
01/01/2012 to 12/31/2012        14.150930         16.418403         1,172,477.7883
01/01/2013 to 12/31/2013        16.418403         20.617768         1,151,395.6683
01/01/2014 to 12/31/2014        20.617768         18.932119           850,541.1725
01/01/2015 to 12/31/2015        18.932119         19.703879         1,033,347.3821
01/01/2016 to 12/31/2016        19.703879         20.520943           818,527.4178
01/01/2017 to 12/31/2017        20.520943         26.345304           791,382.5649
01/01/2018 to 12/31/2018        26.345304         20.593947           816,995.0109
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        22.348644         22.717309           595,450.1546
01/01/2017 to 12/31/2017        22.717309         26.563097           684,390.2421
01/01/2018 to 12/31/2018        26.563097         26.046865           509,938.2468
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675            50,492.4300
01/01/2010 to 12/31/2010        15.910675         18.152803           183,053.7148
01/01/2011 to 12/31/2011        18.152803         16.994843           385,799.7252
01/01/2012 to 12/31/2012        16.994843         18.459187           317,678.7706
01/01/2013 to 12/31/2013        18.459187         24.109085           301,646.3134
01/01/2014 to 12/31/2014        24.109085         26.320086           275,691.3311
01/01/2015 to 12/31/2015        26.320086         25.837392           297,205.4542
01/01/2016 to 04/29/2016        25.837392         25.981652                 0.0000
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.837446         11.465284        6,692,024.0200
01/01/2010 to 12/31/2010        11.465284         12.616731        9,559,935.7794
01/01/2011 to 12/31/2011        12.616731         11.897951       11,623,787.1092
01/01/2012 to 12/31/2012        11.897951         13.195256        8,281,585.1884
01/01/2013 to 12/31/2013        13.195256         17.339828        7,269,411.6600
01/01/2014 to 12/31/2014        17.339828         18.847262        5,993,786.8385
01/01/2015 to 12/31/2015        18.847262         18.968511        5,114,302.9239
01/01/2016 to 12/31/2016        18.968511         20.002581        4,617,009.3568
01/01/2017 to 12/31/2017        20.002581         23.410545        3,915,407.5790
01/01/2018 to 12/31/2018        23.410545         22.979484        3,319,187.9971
--------------------------      ---------         ---------       ---------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771        1,128,313.9244
01/01/2014 to 12/31/2014        17.563771         19.164892          965,133.5507
01/01/2015 to 12/31/2015        19.164892         19.351862          855,913.7103
01/01/2016 to 12/31/2016        19.351862         20.026964          796,690.5476
01/01/2017 to 12/31/2017        20.026964         24.624744          700,970.3624
01/01/2018 to 12/31/2018        24.624744         22.801743          610,913.4944
--------------------------      ---------         ---------       ---------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.893597         11.432244          805,080.0500
01/01/2010 to 12/31/2010        11.432244         14.307007        1,377,992.4963
01/01/2011 to 12/31/2011        14.307007         13.029205        1,546,545.7423
01/01/2012 to 12/31/2012        13.029205         13.593123        1,453,352.4889
01/01/2013 to 04/26/2013        13.593123         14.658279                0.0000
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.043615         11.047751        3,164,614.9000
01/01/2010 to 12/31/2010        11.047751         12.102568        4,565,387.5956
01/01/2011 to 12/31/2011        12.102568         11.937269        4,566,938.2004
01/01/2012 to 12/31/2012        11.937269         13.574315        6,670,324.1565
01/01/2013 to 12/31/2013        13.574315         18.265927        5,887,204.3642
01/01/2014 to 12/31/2014        18.265927         19.547699        4,674,978.0451
01/01/2015 to 12/31/2015        19.547699         21.264970        3,988,450.4442
01/01/2016 to 12/31/2016        21.264970         20.900277        3,680,331.3896
01/01/2017 to 12/31/2017        20.900277         28.177936        3,047,748.0087
01/01/2018 to 12/31/2018        28.177936         27.759751        2,781,377.6831
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.715558          6.932672        1,672,412.1400
01/01/2010 to 12/31/2010         6.932672          7.872314        1,881,270.2096
01/01/2011 to 12/31/2011         7.872314          7.450121        2,575,409.6215
01/01/2012 to 12/31/2012         7.450121          8.260356        3,798,093.6793
01/01/2013 to 04/26/2013         8.260356          8.871479                0.0000
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.416942          7.660736        1,915,241.2800
01/01/2010 to 12/31/2010         7.660736          8.247628        1,610,111.5628
01/01/2011 to 12/31/2011         8.247628          8.004920        1,408,321.2504
01/01/2012 to 04/27/2012         8.004920          8.999645                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.117727      14.593884            499,157.7100
01/01/2010 to 12/31/2010        14.593884      15.173825          1,739,555.0592
01/01/2011 to 12/31/2011        15.173825      16.001403          2,687,683.1733
01/01/2012 to 12/31/2012        16.001403      16.310287          2,802,228.6208
01/01/2013 to 12/31/2013        16.310287      15.638812          3,077,976.0919
01/01/2014 to 12/31/2014        15.638812      16.230879          3,844,597.0619
01/01/2015 to 12/31/2015        16.230879      15.964250          4,019,935.4791
01/01/2016 to 12/31/2016        15.964250      16.038659          4,721,677.7542
01/01/2017 to 12/31/2017        16.038659      16.248460          4,452,606.0035
01/01/2018 to 12/31/2018        16.248460      15.910625          4,336,359.4008
--------------------------      ---------      ---------          --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608      13.552069            118,539.4600
01/01/2010 to 12/31/2010        13.552069      16.793842            648,611.1273
01/01/2011 to 12/31/2011        16.793842      16.157675          1,005,271.2800
01/01/2012 to 12/31/2012        16.157675      18.645282          1,021,895.6564
01/01/2013 to 12/31/2013        18.645282      24.359398          1,172,069.4897
01/01/2014 to 12/31/2014        24.359398      26.181194            981,736.8184
01/01/2015 to 12/31/2015        26.181194      25.075747            896,255.7947
01/01/2016 to 12/31/2016        25.075747      29.633721          1,117,165.3618
01/01/2017 to 12/31/2017        29.633721      33.715240          1,055,188.6949
01/01/2018 to 12/31/2018        33.715240      29.340250            943,998.7895
--------------------------      ---------      ---------          --------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620      11.629649            276,122.5100
01/01/2010 to 12/31/2010        11.629649      12.333790            972,025.6581
01/01/2011 to 12/31/2011        12.333790      10.602515          1,394,394.5687
01/01/2012 to 12/31/2012        10.602515      12.305116          1,425,138.7966
01/01/2013 to 12/31/2013        12.305116      14.705830          2,182,028.8368
01/01/2014 to 12/31/2014        14.705830      13.556208          1,719,591.8556
01/01/2015 to 12/31/2015        13.556208      13.166143          1,549,809.9486
01/01/2016 to 12/31/2016        13.166143      13.082675          1,738,603.1657
01/01/2017 to 12/31/2017        13.082675      16.035829          1,680,768.4185
01/01/2018 to 12/31/2018        16.035829      13.551212          1,630,250.7562
--------------------------      ---------      ---------          --------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841      13.769524            164,469.9500
01/01/2010 to 12/31/2010        13.769524      17.148383            550,320.6355
01/01/2011 to 12/31/2011        17.148383      16.146327            855,334.9536
01/01/2012 to 12/31/2012        16.146327      18.422276          1,685,213.0089
01/01/2013 to 12/31/2013        18.422276      25.041316          2,002,572.9835
01/01/2014 to 12/31/2014        25.041316      25.809501          1,920,436.8017
01/01/2015 to 12/31/2015        25.809501      24.247567          1,659,015.5462
01/01/2016 to 12/31/2016        24.247567      28.856113          1,477,064.7943
01/01/2017 to 12/31/2017        28.856113      32.460147          1,313,482.3350
01/01/2018 to 12/31/2018        32.460147      28.362526          1,313,097.6715
--------------------------      ---------      ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.387811         10.394336       2,681,610.7900
01/01/2010 to 12/31/2010        10.394336         11.711724       3,718,434.0546
01/01/2011 to 12/31/2011        11.711724         11.714693       4,680,539.4312
01/01/2012 to 12/31/2012        11.714693         13.306407       8,182,353.3578
01/01/2013 to 12/31/2013        13.306407         17.246284       7,730,082.8252
01/01/2014 to 12/31/2014        17.246284         19.195741       8,396,768.1396
01/01/2015 to 12/31/2015        19.195741         19.063589       7,060,475.2011
01/01/2016 to 12/31/2016        19.063589         20.896502       7,180,217.7039
01/01/2017 to 12/31/2017        20.896502         24.932295       6,467,082.3570
01/01/2018 to 12/31/2018        24.932295         23.349064       6,064,462.1787
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       2,750,496.3248
01/01/2014 to 12/31/2014        21.408098         23.293524       2,346,845.1678
01/01/2015 to 12/31/2015        23.293524         22.840233       2,515,024.9543
01/01/2016 to 12/31/2016        22.840233         25.646065       2,485,640.9697
01/01/2017 to 12/31/2017        25.646065         29.677927       2,307,897.3167
01/01/2018 to 12/31/2018        29.677927         26.213290       1,989,767.0402
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.591041          8.100526       2,256,920.6800
01/01/2010 to 12/31/2010         8.100526          8.850782       4,271,011.2483
01/01/2011 to 12/31/2011         8.850782          8.662946       5,654,915.2939
01/01/2012 to 12/31/2012         8.662946          9.711073       5,308,782.0653
01/01/2013 to 04/26/2013         9.711073         10.630851               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.128842         20.114182       1,598,041.2487
01/01/2014 to 12/31/2014        20.114182         19.735424       1,307,671.8845
01/01/2015 to 12/31/2015        19.735424         19.495968       1,336,439.4616
01/01/2016 to 12/31/2016        19.495968         22.715765         988,599.7866
01/01/2017 to 12/31/2017        22.715765         25.818780         921,421.1904
01/01/2018 to 12/31/2018        25.818780         23.631835         791,121.9201
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.404391         12.657453         913,996.5400
01/01/2010 to 12/31/2010        12.657453         15.304151       1,447,375.1300
01/01/2011 to 12/31/2011        15.304151         14.267044       1,716,422.4719
01/01/2012 to 12/31/2012        14.267044         14.781499       2,548,685.0174
01/01/2013 to 04/26/2013        14.781499         16.017029               0.0000
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.976332          8.797002       5,140,758.0265
01/01/2014 to 12/31/2014         8.797002          9.421466       4,326,766.9005
01/01/2015 to 12/31/2015         9.421466         10.246647       7,090,363.9751
01/01/2016 to 12/31/2016        10.246647         10.238470       5,087,996.1216
01/01/2017 to 12/31/2017        10.238470         13.449678       4,813,527.3408
01/01/2018 to 12/31/2018        13.449678         13.082255       4,966,395.8403
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.452721          5.401862       2,204,224.7400
01/01/2010 to 12/31/2010         5.401862          6.788240       3,369,236.5374
01/01/2011 to 12/31/2011         6.788240          6.019635       4,036,635.1840
01/01/2012 to 12/31/2012         6.019635          6.641436       4,381,005.8468
01/01/2013 to 04/26/2013         6.641436          6.940676               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537         461,062.9700
01/01/2010 to 12/31/2010        14.752537         18.732453       1,440,360.9844
01/01/2011 to 12/31/2011        18.732453         15.361565       2,694,757.3476
01/01/2012 to 12/31/2012        15.361565         15.506197       2,676,920.9657
01/01/2013 to 12/31/2013        15.506197         16.901273       2,193,450.1679
01/01/2014 to 12/31/2014        16.901273         13.501963       2,240,461.3041
01/01/2015 to 12/31/2015        13.501963          8.934732       2,736,994.4456
01/01/2016 to 12/31/2016         8.934732         12.638993       2,320,262.9374
01/01/2017 to 12/31/2017        12.638993         12.346767       2,277,487.9671
01/01/2018 to 12/31/2018        12.346767          8.644100       2,258,963.2505
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       1,215,644.8390
01/01/2017 to 12/31/2017        29.758273         31.610434       1,193,112.5632
01/01/2018 to 12/31/2018        31.610434         29.854206       1,038,322.5468
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        15.364880         20.681522       1,678,515.3600
01/01/2010 to 12/31/2010        20.681522         22.992317       2,010,954.2270
01/01/2011 to 12/31/2011        22.992317         23.637185       1,863,668.7506
01/01/2012 to 12/31/2012        23.637185         26.271639       1,745,261.4744
01/01/2013 to 12/31/2013        26.271639         27.917604       1,586,715.8781
01/01/2014 to 12/31/2014        27.917604         28.801230       1,341,892.8943
01/01/2015 to 12/31/2015        28.801230         27.727745       1,189,644.3466
01/01/2016 to 04/29/2016        27.727745         28.551710               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        29.315106         30.392485         543,331.0351
01/01/2017 to 12/31/2017        30.392485         32.299917         472,680.2802
01/01/2018 to 12/31/2018        32.299917         30.539851         412,821.9361
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.776604         12.353553         406,554.8609
01/01/2011 to 12/31/2011        12.353553         12.578305       1,340,368.7356
01/01/2012 to 12/31/2012        12.578305         13.795504       1,519,530.9219
01/01/2013 to 12/31/2013        13.795504         13.768082       1,584,453.9428
01/01/2014 to 12/31/2014        13.768082         14.151507       1,528,006.8844
01/01/2015 to 12/31/2015        14.151507         13.723918       1,376,343.9184
01/01/2016 to 04/29/2016        13.723918         14.054991               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.821074         16.205260       1,245,877.9000
01/01/2010 to 12/31/2010        16.205260         16.824014       2,141,454.3756
01/01/2011 to 12/31/2011        16.824014         17.429548       2,728,177.3143
01/01/2012 to 12/31/2012        17.429548         17.674177       2,663,283.4393
01/01/2013 to 12/31/2013        17.674177         17.236178       2,471,433.1772
01/01/2014 to 12/31/2014        17.236178         17.395157       2,042,554.2656
01/01/2015 to 12/31/2015        17.395157         17.171609       1,884,724.0816
01/01/2016 to 12/31/2016        17.171609         17.071639       1,819,795.4108
01/01/2017 to 12/31/2017        17.071639         17.082986       1,822,865.1261
01/01/2018 to 12/31/2018        17.082986         16.927627       1,818,387.3520

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B) (formerly         consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B) (formerly         Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]






  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2019             $100,000
    B    Account Value                           9/1/2020 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2020             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2020             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2020          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2021 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2021             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2021          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2021             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2021             $  9,000
    G    Percentage Reduction in Account                 9/2/2021                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2021             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2021          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2021          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2021             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 29, 2019
                     TO THE PROSPECTUS DATED APRIL 29, 2019


For contracts issued on or after September 14, 2009 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Series L-4 Year (offered between November 22, 2004 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 29, 2019 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT OR A GUARANTEED MINIMUM INCOME BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX I, GUARANTEED MINIMUM INCOME BENEFIT PLUS III, OR GUARANTEED MINIMUM INCOME BENEFIT PLUS II RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER. For the Enhanced Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit -- Enhanced GWB and Annuitization" in the prospectus.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                  SUPP-MILL40419

                                                         Telephone: 800-343-8496

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                               SERIES L - 4 YEAR

                        (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7, 2011)






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.




The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)


     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B)* (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")




IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 117 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  17
2. PURCHASE..............................................  17
     Purchase Payments...................................  18
     Termination for Low Account Value...................  18
     Allocation of Purchase Payments.....................  19
     Investment Allocation Restrictions for Certain
       Riders............................................  20
     Free Look...........................................  25
     Accumulation Units..................................  26
     Account Value.......................................  26
     Replacement of Contracts............................  26
3. INVESTMENT OPTIONS....................................  27
     Investment Portfolios That Are Funds-of-Funds.......  30
     Transfers...........................................  30
     Dollar Cost Averaging Programs......................  33
     Three Month Market Entry Program....................  35
     Automatic Rebalancing Program.......................  35
     Voting Rights.......................................  36
     Substitution of Investment Options..................  36
4. EXPENSES..............................................  36
     Product Charges.....................................  36
     Account Fee.........................................  37
     Guaranteed Minimum Income
       Benefit -- Rider Charge...........................  38
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  39
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge...........................  41
     Withdrawal Charge...................................  41
     Reduction or Elimination of the Withdrawal
       Charge............................................  42
     Premium and Other Taxes.............................  42
     Transfer Fee........................................  42
     Income Taxes........................................  42
     Investment Portfolio Expenses.......................  42
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  43
     Annuity Date........................................  43
     Annuity Payments....................................  43
     Annuity Options.....................................  44
     Variable Annuity Payments...........................  45
     Fixed Annuity Payments..............................  46
6. ACCESS TO YOUR MONEY..................................  46
     Systematic Withdrawal Program.......................  47
     Suspension of Payments or Transfers.................  47
7. LIVING BENEFITS.......................................  48
     Overview of Living Benefit Riders...................  48
     Guaranteed Income Benefits..........................  48
     Description of GMIB Max I...........................  50
     Description of GMIB Plus III........................  57
     Description of GMIB Plus II.........................  64
     Description of GMIB Plus I..........................  65
     Description of GMIB II..............................  67
     Description of GMIB I...............................  68
     Guaranteed Withdrawal Benefits......................  68
     Description of the Lifetime Withdrawal Guarantee
       II................................................  70
     Description of the Lifetime Withdrawal Guarantee
       I.................................................  76
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................  78
     Guaranteed Minimum Accumulation Benefit.............  82
8. PERFORMANCE...........................................  85
9. DEATH BENEFIT.........................................  85
     Upon Your Death.....................................  85
     Standard Death Benefit -- Principal Protection......  86
     Optional Death Benefit -- Annual Step-Up............  86
     Optional Death Benefit -- EDB Max I.................  87
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................  92
     Description of Enhanced Death Benefit I.............  97
     Optional Death Benefit -- Compounded-Plus...........  98
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  98
     General Death Benefit Provisions....................  99
     Spousal Continuation................................ 100
     Death of the Annuitant.............................. 100
     Controlled Payout................................... 100
10. FEDERAL INCOME TAX STATUS............................ 100
     Non-Qualified Contracts............................. 101
     Qualified Contracts................................. 104
11. OTHER INFORMATION.................................... 111
     Brighthouse Life Insurance Company.................. 111
     The Separate Account................................ 112
     Distributor......................................... 112
     Selling Firms....................................... 113
     Requests and Elections.............................. 114
     Ownership........................................... 115
     Legal Proceedings................................... 116
     Financial Statements................................ 116

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................. 117
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 26
                         Accumulation Phase.............................. 17
                         Accumulation Unit............................... 26
                         Annual Benefit Payment.......................... 71
                         Annuitant..................................... 116
                         Annuity Date.................................... 43
                         Annuity Options................................. 44
                         Annuity Payments................................ 43
                         Annuity Service Center............................ 8
                         Annuity Units................................... 43
                         Beneficiary................................... 116
                         Benefit Base.................................... 78
                         Business Day.................................... 19
                         Contract Year................................... 18
                         Death Benefit Base.............................. 87
                         Fixed Account................................... 17
                         Free Look....................................... 25
                         Good Order.................................... 114
                         Guaranteed Accumulation Amount.................. 83
                         Guaranteed Principal Adjustment................. 74
                         Guaranteed Withdrawal Amount.................... 79
                         GWB Withdrawal Rate............................. 78
                         Income Base..................................... 50
                         Income Phase.................................... 17
                         Investment Portfolios........................... 27
                         Joint Owners.................................. 116
                         Owner......................................... 115
                         Purchase Payment................................ 18
                         Remaining Guaranteed Withdrawal Amount.......... 70
                         Separate Account.............................. 112
                         Total Guaranteed Withdrawal Amount.............. 70

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
              4 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.35%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.60%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.20%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for additional optional death benefit riders (EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))



  GMIB Max I, GMIB Plus III, and GMIB Plus II -- maximum charge       1.50%

  GMIB Max I, GMIB Plus III, and GMIB Plus II -- current charge       1.00%



  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%



  GMIB II and GMIB I                                                  0.50%


  LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))



  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%



  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Max I rider is the only living benefit rider that the EDB Max I rider may be elected with. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge           1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge           0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                  0.95%

  Guaranteed Withdrawal Benefit I -- current charge                  0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))   0.75%


  ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  EDB Max I and EDB II -- maximum charge                             1.50%

  EDB Max I and EDB II (issue age 69 or younger) -- current charge   0.60%

  EDB Max I and EDB II (issue age 70-75) -- current charge           1.15%



  EDB I -- maximum charge                                            1.50%

  EDB I (issue age 69 or younger) -- current charge                  0.75%

  EDB I (issue age 70-75) -- current charge                          0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- EDB Max I" or "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit -- Earnings Preservation Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,364     $2,502      $3,303      $6,856
    minimum       $1,268     $2,225      $2,862      $6,084



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $664      $1,962      $3,303      $6,856
    minimum        $568      $1,685      $2,862      $6,084



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,039     $1,513      $1,632      $3,391
    minimum       $  943     $1,226      $1,155      $2,451



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $339        $973      $1,632      $3,391
    minimum        $243        $686      $1,155      $2,451


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I or EDB Max I riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus II, Guaranteed Minimum Income Benefit Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase

Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I AND EDB MAX I


If you elect the GMIB Max I rider and/or EDB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



      o AB Global Dynamic Allocation Portfolio


      o AQR Global Risk Balanced Portfolio


      o BlackRock Global Tactical Strategies Portfolio


      o Brighthouse Balanced Plus Portfolio


      o Invesco Balanced-Risk Allocation Portfolio


      o JPMorgan Global Active Allocation Portfolio



      o MetLife Aggregate Bond Index Portfolio



      o MetLife Multi-Index Targeted Risk Portfolio


      o PanAgora Global Diversified Risk Portfolio


      o Schroders Global Multi-Asset Portfolio



      o Western Asset Management Government Income Portfolio


No other Investment Portfolios are available with the GMIB Max I rider and/or EDB Max I rider.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and EDB Max I riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and EDB Max I riders are not selected may offer the potential for higher returns. Before you select the GMIB Max I rider and/or EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I and EDB Max I riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I and/or EDB Max I riders, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or the EDB Max I rider terminates (see "Death Benefits - Enhanced Death Benefits - Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I AND EDB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I and EDB Max I riders. As of the date of this prospectus, only contracts issued with the GMIB Max I rider or the GMIB Max I and EDB Max I riders during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with the GMIB Max I and/or EDB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


Current Restrictions on Subsequent Purchase Payments


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


Restrictions on Subsequent Purchase Payments After GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect the GMIB Max I rider and/or EDB Max I rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Allocation. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime

Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death

Benefit II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset

     Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Allocation Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II and GMIB Plus III after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");

   3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

   4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS


The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*


     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B)* (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)


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



     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/

     or the EDB Max I rider.



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.



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



o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio



      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee II, GMAB, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max I or EDB Max I riders, the Fixed Account is not available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly.

   At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

Please check with your financial representative regarding which death benefits are available in your state.


If you select the EDB Max I or Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III, or GMIB Max I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on

July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued on or before April 29, 2005, for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or



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



after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.



5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX, GMIB PLUS, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less



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



     any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the



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



request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);



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



o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II and GMIB Plus III)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU



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



WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max I, GMIB Plus III, and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus,



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



"you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Max I rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 6%; or


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



(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



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



As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Max I rider and the EDB Max I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and

(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.


Restrictions on Investment Allocations If the GMIB Max I Rider Terminates. If
-------------------------------------------------------------------------
the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX I

o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

Restrictions on Subsequent Purchase Payments If the GMIB Max I Rider
--------------------------------------------------------------------
Terminates. If the GMIB Max I rider terminates (see "Terminating the GMIB Max I
-----------
Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the subsequent Purchase Payment restrictions described above will no longer apply. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the subsequent Purchase Payment restrictions described above will continue to apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Max I, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max I Rider Terminates"). If you elected both the GMIB Max I and EDB Max I riders, the EDB Max I investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY
     PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

Alternatively, if you select the GMIB Max I rider and if:


o  you take no withdrawals prior to age 70;


o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and an Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation and subsequent Purchase Payment restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max I Rider Terminates"). However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of GMIB Max I.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual
increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above



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



will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the



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contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY
     PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS



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LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR
ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------

o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:

o  you take no withdrawals prior to age 60;

o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive



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           payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required



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Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
       (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9)   The GMIB Annuity Table is calculated based on the

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     Annuity 2000 Mortality Table with a 7-year age set back with interest of
     1.5% per annum.

(10) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (4) through (8) above apply, and the following replaces
----
differences (9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).



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(7) Termination provision g) above (under "Terminating the GMIB Plus III
       Rider") does not apply, and the following replaces termination provision
       a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


     the AB Global Dynamic Allocation Portfolio

     the American Funds(R) Balanced Allocation Portfolio

     the American Funds(R) Growth Allocation Portfolio

     the American Funds(R) Moderate Allocation Portfolio

     the AQR Global Risk Balanced Portfolio

     the BlackRock Global Tactical Strategies Portfolio

     the BlackRock Ultra-Short Term Bond Portfolio

     the Brighthouse Asset Allocation 20 Portfolio

     the Brighthouse Asset Allocation 40 Portfolio

     the Brighthouse Asset Allocation 60 Portfolio

     the Brighthouse Asset Allocation 80 Portfolio

     the Brighthouse Balanced Plus Portfolio


     the Invesco Balanced-Risk Allocation Portfolio


     the JPMorgan Global Active Allocation Portfolio

     the MetLife Aggregate Bond Index Portfolio

     the MetLife Multi-Index Targeted Risk Portfolio

     the PanAgora Global Diversified Risk Portfolio

     the Schroders Global Multi-Asset Portfolio

     the SSGA Growth and Income ETF Portfolio

     the SSGA Growth ETF Portfolio


     the Western Asset Management Government Income Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the


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Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a
Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:



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      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger)
      is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I



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(LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed
Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or an Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years



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



following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the



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Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining
Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is



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     greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS



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WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in



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effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death
Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age
59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);



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(3) the date there are insufficient funds to deduct the Lifetime Withdrawal
       Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts



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subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified
Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will



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reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:

     the AB Global Dynamic Allocation Portfolio the American Funds(R) Balanced Allocation Portfolio the American Funds(R) Growth Allocation Portfolio the American Funds(R) Moderate Allocation Portfolio the AQR Global Risk Balanced Portfolio the BlackRock Global Tactical Strategies Portfolio the BlackRock Ultra-Short Term Bond Portfolio the Brighthouse Asset Allocation 20 Portfolio the Brighthouse Asset Allocation 40 Portfolio the Brighthouse Asset Allocation 60 Portfolio the Brighthouse Asset Allocation 80 Portfolio the Brighthouse Balanced Plus Portfolio

     the Invesco Balanced-Risk Allocation Portfolio

     the JPMorgan Global Active Allocation Portfolio the MetLife Aggregate Bond Index Portfolio the MetLife Multi-Index Targeted Risk Portfolio the PanAgora Global Diversified Risk Portfolio the Schroders Global Multi-Asset Portfolio the SSGA Growth and Income ETF Portfolio the SSGA Growth ETF Portfolio

     the Western Asset Management Government Income
     Portfolio


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You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal



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results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



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



If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all



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



      terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions



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imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.



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



      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account



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Value the amount needed to make it equal the Guaranteed Accumulation Amount.
(This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



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GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit, unless you select the EDB Max I or Enhanced Death Benefit II riders. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different



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



times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter,



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the highest anniversary value (as recalculated) will be increased by subsequent
Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or
(3);however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- EDB MAX I


In states where approved, you may select the EDB Max I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Max I rider. If you select the EDB Max I rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB MAX I. If you select the EDB Max I, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and



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      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB Max I rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 6%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB Max I - Death Benefit Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase



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      Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above



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requirements are met. The same conditions described above will apply to each
Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


If you elect the EDB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the EDB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.


Restrictions on Investment Allocations If the EDB Max I Rider Terminates. If
------------------------------------------------------------------------
the EDB Max I rider terminates (see "Terminating the EDB Max I Rider"), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I" will continue to apply.



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POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I. In the
future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (for example, if we change the EDB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the EDB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX I


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on September 23, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on September 23, 2011 and on or before October 7, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


TERMINATING THE EDB MAX I RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value(a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB Max I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



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THE EDB MAX I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB Max I rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not



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elected any living benefit rider or (b) have elected the GMIB Plus III rider.
If you select the EDB II rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate(as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday,the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item



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



        (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is



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increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual



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Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted,you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the



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      death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9)of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses -- Death Benefit Rider Charges."


(3) The Additional Death Benefit -- Earnings Preservation Benefit could be elected with the EDB I rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal



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adjustments is 6%; (b) different investment allocation restrictions apply (see
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider,the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). If you select the Earnings Preservation Benefit, you may not select the EDB Max I or Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the



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"benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below)times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments



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consisting of monies which are direct transfers (as permitted under tax law)
from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Max I and EDB Max I riders, the Annual Increase Amount for the GMIB Max I rider is also reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a



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result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such



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modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution



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from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as



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well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.



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All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount


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guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the



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     withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31



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of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.



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If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.



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WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax




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rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in



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1863 and currently subject to the laws of the State of Delaware. Prior to March
6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin
Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts.



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Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular



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agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional
Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions



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relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.137177         10.427165          69,021.1707
01/01/2013 to 12/31/2013        10.427165         11.337229          53,916.5114
01/01/2014 to 12/31/2014        11.337229         11.905492          60,601.4266
01/01/2015 to 12/31/2015        11.905492         11.713876          70,107.5282
01/01/2016 to 12/31/2016        11.713876         11.871062          30,137.2450
01/01/2017 to 12/31/2017        11.871062         13.195047          20,205.8710
01/01/2018 to 12/31/2018        13.195047         12.006747          18,101.5362
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.973097          8.821827       1,096,689.1200
01/01/2010 to 12/31/2010         8.821827          9.679446         678,578.1070
01/01/2011 to 12/31/2011         9.679446          9.267807         391,970.1938
01/01/2012 to 12/31/2012         9.267807         10.291548         329,343.3098
01/01/2013 to 12/31/2013        10.291548         11.933413         344,212.1421
01/01/2014 to 12/31/2014        11.933413         12.379902         362,007.1453
01/01/2015 to 12/31/2015        12.379902         12.025044         344,262.0358
01/01/2016 to 12/31/2016        12.025044         12.682100         328,618.6138
01/01/2017 to 12/31/2017        12.682100         14.498349         308,807.8346
01/01/2018 to 12/31/2018        14.498349         13.569653         292,197.6936
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.324798          8.293283          32,190.8400
01/01/2010 to 12/31/2010         8.293283          9.206817          38,631.1807
01/01/2011 to 12/31/2011         9.206817          8.580581         134,980.5193
01/01/2012 to 12/31/2012         8.580581          9.749123         133,303.3255
01/01/2013 to 12/31/2013         9.749123         11.931630         125,795.2652
01/01/2014 to 12/31/2014        11.931630         12.417566         121,947.2022
01/01/2015 to 12/31/2015        12.417566         12.055523         118,408.2403
01/01/2016 to 12/31/2016        12.055523         12.849736         141,047.1973
01/01/2017 to 12/31/2017        12.849736         15.254390         161,654.7543
01/01/2018 to 12/31/2018        15.254390         14.059773         143,250.3983
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.727942          7.782381        46,388.7700
01/01/2010 to 12/31/2010         7.782381          9.008354        64,784.9195
01/01/2011 to 12/31/2011         9.008354          8.407199        63,836.6557
01/01/2012 to 12/31/2012         8.407199          9.655225        62,665.7161
01/01/2013 to 12/31/2013         9.655225         12.258496        60,032.8843
01/01/2014 to 12/31/2014        12.258496         12.973106        53,173.4731
01/01/2015 to 12/31/2015        12.973106         13.514614        44,257.5165
01/01/2016 to 12/31/2016        13.514614         14.423545        40,760.4287
01/01/2017 to 12/31/2017        14.423545         18.047748        39,157.6068
01/01/2018 to 12/31/2018        18.047748         17.564723        44,060.3168
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.643140          9.226164       143,058.1600
01/01/2010 to 12/31/2010         9.226164          9.919631        72,555.8688
01/01/2011 to 12/31/2011         9.919631          9.722805       129,652.9560
01/01/2012 to 12/31/2012         9.722805         10.540983       133,332.7723
01/01/2013 to 12/31/2013        10.540983         11.705836       134,821.5233
01/01/2014 to 12/31/2014        11.705836         12.149013       134,470.8801
01/01/2015 to 12/31/2015        12.149013         11.798346        94,036.2443
01/01/2016 to 12/31/2016        11.798346         12.351057        89,044.8100
01/01/2017 to 12/31/2017        12.351057         13.649611        95,896.4067
01/01/2018 to 12/31/2018        13.649611         12.894996        94,482.6952
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.061450         11.404244       115,104.4612
01/01/2013 to 12/31/2013        11.404244         10.777728        64,490.2534
01/01/2014 to 12/31/2014        10.777728         10.964671        69,290.3072
01/01/2015 to 12/31/2015        10.964671          9.699167        73,213.6021
01/01/2016 to 12/31/2016         9.699167         10.338376        33,111.3682
01/01/2017 to 12/31/2017        10.338376         11.105457        23,971.8931
01/01/2018 to 12/31/2018        11.105457         10.172823        21,949.0757
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.894088         10.159794        93,275.4358
01/01/2013 to 12/31/2013        10.159794         10.963277        87,367.9280
01/01/2014 to 12/31/2014        10.963277         11.359176        92,503.8531
01/01/2015 to 12/31/2015        11.359176         11.099891       110,908.9827
01/01/2016 to 12/31/2016        11.099891         11.339552        67,484.0918
01/01/2017 to 12/31/2017        11.339552         12.569868        52,050.1036
01/01/2018 to 12/31/2018        12.569868         11.411538        42,954.9085
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.394847         16.347022         3,877.4500
01/01/2010 to 12/31/2010        16.347022         18.513704        18,515.7526
01/01/2011 to 12/31/2011        18.513704         18.536366        18,177.7087
01/01/2012 to 12/31/2012        18.536366         21.130475        18,133.5083
01/01/2013 to 12/31/2013        21.130475         22.599990        30,867.7047
01/01/2014 to 12/31/2014        22.599990         22.836747        15,052.5545
01/01/2015 to 12/31/2015        22.836747         21.435628        13,682.6055
01/01/2016 to 12/31/2016        21.435628         23.900382        12,272.5707
01/01/2017 to 12/31/2017        23.900382         25.196074        11,005.2464
01/01/2018 to 12/31/2018        25.196074         23.936656         7,103.6754
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.469089          9.691868       259,668.7700
01/01/2010 to 12/31/2010         9.691868         11.045619       251,472.8292
01/01/2011 to 12/31/2011        11.045619         10.181589       249,857.9731
01/01/2012 to 12/31/2012        10.181589         11.626269       247,028.2471
01/01/2013 to 12/31/2013        11.626269         14.729326       286,898.1408
01/01/2014 to 12/31/2014        14.729326         15.142002       261,835.2432
01/01/2015 to 12/31/2015        15.142002         14.514996       259,273.0878
01/01/2016 to 12/31/2016        14.514996         15.474008       257,840.5402
01/01/2017 to 12/31/2017        15.474008         18.610199       254,104.6415
01/01/2018 to 12/31/2018        18.610199         16.370738       227,357.6303
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.920830         10.325525        34,324.4100
01/01/2013 to 12/31/2013        10.325525         11.551525        71,170.9848
01/01/2014 to 12/31/2014        11.551525         12.390449        72,645.5513
01/01/2015 to 12/31/2015        12.390449         11.625355        38,490.0108
01/01/2016 to 12/31/2016        11.625355         12.323716        54,935.2889
01/01/2017 to 12/31/2017        12.323716         14.266596        86,149.1694
01/01/2018 to 12/31/2018        14.266596         12.927021        79,842.6865
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.505142         14.231733        92,650.2700
01/01/2010 to 12/31/2010        14.231733         16.692458        81,243.3435
01/01/2011 to 12/31/2011        16.692458         14.862668        78,506.0107
01/01/2012 to 12/31/2012        14.862668         17.152563        75,519.8746
01/01/2013 to 12/31/2013        17.152563         22.223982        86,627.4771
01/01/2014 to 12/31/2014        22.223982         22.113274        68,245.8954
01/01/2015 to 12/31/2015        22.113274         20.462031        60,778.2593
01/01/2016 to 12/31/2016        20.462031         26.273290        54,960.0026
01/01/2017 to 12/31/2017        26.273290         28.710291        46,551.8357
01/01/2018 to 12/31/2018        28.710291         23.803960        43,273.1738
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.058060         10.012274        96,670.8600
01/01/2010 to 12/31/2010        10.012274         12.111688       125,768.9191
01/01/2011 to 12/31/2011        12.111688          9.632356       120,519.6822
01/01/2012 to 12/31/2012         9.632356         11.202058       117,568.1857
01/01/2013 to 12/31/2013        11.202058         10.412422        86,660.3325
01/01/2014 to 12/31/2014        10.412422          9.521556        77,740.3896
01/01/2015 to 12/31/2015         9.521556          8.027666        59,554.9426
01/01/2016 to 12/31/2016         8.027666          8.756263        96,571.5609
01/01/2017 to 12/31/2017         8.756263         10.993013        88,539.0056
01/01/2018 to 12/31/2018        10.993013          9.227523        79,045.8560
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.996987         10.167529           127.0554
01/01/2011 to 12/31/2011        10.167529         10.146507         3,964.9517
01/01/2012 to 12/31/2012        10.146507         10.652134         3,802.7917
01/01/2013 to 12/31/2013        10.652134         10.820093        11,339.3588
01/01/2014 to 12/31/2014        10.820093         10.662557         7,080.9023
01/01/2015 to 12/31/2015        10.662557         10.343429         5,076.7348
01/01/2016 to 12/31/2016        10.343429         11.056231         9,510.5267
01/01/2017 to 12/31/2017        11.056231         11.214053         8,158.0309
01/01/2018 to 12/31/2018        11.214053         11.002770        14,458.4009
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.986988          9.714258            0.0000
01/01/2012 to 12/31/2012          9.714258          9.919665        3,148.4319
01/01/2013 to 12/31/2013          9.919665          9.816446        3,273.3319
01/01/2014 to 12/31/2014          9.816446          9.704415        6,522.0982
01/01/2015 to 12/31/2015          9.704415          9.434146        1,174.8712
01/01/2016 to 12/31/2016          9.434146          9.518043        1,174.8712
01/01/2017 to 12/31/2017          9.518043          9.435484            0.0000
01/01/2018 to 12/31/2018          9.435484          9.269343            0.0000
--------------------------        --------          --------        ----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.997589         10.838832          414.1800
01/01/2010 to 12/31/2010         10.838832         12.039017          440.9786
01/01/2011 to 12/31/2011         12.039017         11.738652            0.0000
01/01/2012 to 12/31/2012         11.738652         13.122429            0.0000
01/01/2013 to 12/31/2013         13.122429         12.970052            0.0000
01/01/2014 to 12/31/2014         12.970052         12.832512            0.0000
01/01/2015 to 12/31/2015         12.832512         12.031019            0.0000
01/01/2016 to 12/31/2016         12.031019         11.872160            0.0000
01/01/2017 to 12/31/2017         11.872160         11.630756            0.0000
01/01/2018 to 12/31/2018         11.630756         11.490410            0.0000
--------------------------       ---------         ---------        ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.031317         11.903506       34,735.4600
01/01/2010 to 12/31/2010         11.903506         13.520276       29,518.8969
01/01/2011 to 12/31/2011         13.520276         12.487717       46,565.9072
01/01/2012 to 12/31/2012         12.487717         15.389237       46,122.9799
01/01/2013 to 12/31/2013         15.389237         15.588107      257,204.3173
01/01/2014 to 12/31/2014         15.588107         17.272096      244,232.5595
01/01/2015 to 12/31/2015         17.272096         16.659404       66,741.3465
01/01/2016 to 12/31/2016         16.659404         16.439410       65,270.9745
01/01/2017 to 12/31/2017         16.439410         17.810833       62,021.0034
01/01/2018 to 12/31/2018         17.810833         15.914852       27,790.3349
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.511342          5.867821       77,314.8200
01/01/2010 to 12/31/2010          5.867821          7.105657       74,753.0887
01/01/2011 to 12/31/2011          7.105657          7.177090       93,222.2721
01/01/2012 to 12/31/2012          7.177090          8.319389       85,073.3946
01/01/2013 to 12/31/2013          8.319389         11.849741       94,705.2038
01/01/2014 to 12/31/2014         11.849741         13.781969       82,683.6888
01/01/2015 to 12/31/2015         13.781969         12.937806      102,169.9600
01/01/2016 to 12/31/2016         12.937806         12.995520       83,871.9020
01/01/2017 to 12/31/2017         12.995520         15.053926       80,288.7137
01/01/2018 to 12/31/2018         15.053926         13.685175       77,482.2667
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        120.722022        123.492816          698.2164
01/01/2011 to 12/31/2011        123.492816        111.695374          754.9700
01/01/2012 to 12/31/2012        111.695374        133.852189          245.8101
01/01/2013 to 12/31/2013        133.852189        168.632516          242.0176
01/01/2014 to 04/25/2014        168.632516        175.156313            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.520486          6.101182        9,558.5100
01/01/2010 to 12/31/2010          6.101182          6.406271       11,631.3626
01/01/2011 to 04/29/2011          6.406271          6.794109            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.686059         10.793183           6,165.0326
01/01/2013 to 12/31/2013        10.793183         10.081120           4,189.8909
01/01/2014 to 12/31/2014        10.081120         10.606986           4,183.9333
01/01/2015 to 12/31/2015        10.606986         10.420799           6,677.0371
01/01/2016 to 12/31/2016        10.420799         10.328333          14,398.9715
01/01/2017 to 12/31/2017        10.328333         10.366897           9,948.9020
01/01/2018 to 12/31/2018        10.366897         10.133502           9,169.5118
--------------------------      ---------         ---------          -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.860931         16.474724         166,116.6600
01/01/2010 to 12/31/2010        16.474724         18.762814         157,742.9925
01/01/2011 to 12/31/2011        18.762814         15.738457         149,804.4232
01/01/2012 to 12/31/2012        15.738457         19.897599         150,591.7479
01/01/2013 to 12/31/2013        19.897599         25.399575         120,818.0056
01/01/2014 to 12/31/2014        25.399575         23.408161         114,054.3307
01/01/2015 to 12/31/2015        23.408161         21.863195          91,352.7187
01/01/2016 to 12/31/2016        21.863195         23.136460          97,072.3864
01/01/2017 to 12/31/2017        23.136460         29.521880          85,110.3194
01/01/2018 to 12/31/2018        29.521880         21.953280          81,263.9885
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010580          1.042242         696,247.4769
01/01/2013 to 12/31/2013         1.042242          1.038538       1,076,462.8628
01/01/2014 to 12/31/2014         1.038538          1.072636       1,212,909.5719
01/01/2015 to 12/31/2015         1.072636          1.005168       1,169,080.2172
01/01/2016 to 12/31/2016         1.005168          1.098508         901,236.6687
01/01/2017 to 12/31/2017         1.098508          1.182144         752,145.8958
01/01/2018 to 12/31/2018         1.182144          1.081869         723,162.7360
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.072990          8.757605          35,068.0600
01/01/2010 to 12/31/2010         8.757605          9.839688          60,328.3169
01/01/2011 to 12/31/2011         9.839688          9.483231          78,676.0882
01/01/2012 to 12/31/2012         9.483231         10.985717          81,159.4604
01/01/2013 to 12/31/2013        10.985717         14.549885          65,215.2620
01/01/2014 to 12/31/2014        14.549885         15.558707          63,791.7590
01/01/2015 to 12/31/2015        15.558707         14.311294          50,682.4756
01/01/2016 to 12/31/2016        14.311294         16.421591          46,402.0096
01/01/2017 to 12/31/2017        16.421591         18.960390          42,954.1928
01/01/2018 to 12/31/2018        18.960390         16.291216          35,369.0220
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.255971         12.116794          60,084.2000
01/01/2010 to 12/31/2010        12.116794         14.956905          55,317.5634
01/01/2011 to 12/31/2011        14.956905         14.473874          44,362.5459
01/01/2012 to 12/31/2012        14.473874         16.738361          35,980.9244
01/01/2013 to 12/31/2013        16.738361         22.952888          38,491.2875
01/01/2014 to 12/31/2014        22.952888         24.229663          33,165.1234
01/01/2015 to 12/31/2015        24.229663         23.297109          29,710.5047
01/01/2016 to 12/31/2016        23.297109         25.396176          42,051.9583
01/01/2017 to 12/31/2017        25.396176         31.139063          41,542.0879
01/01/2018 to 12/31/2018        31.139063         27.701777          44,539.2050
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.791288         10.209925        14,192.7477
01/01/2014 to 12/31/2014        10.209925         10.496346        15,772.5060
01/01/2015 to 12/31/2015        10.496346         10.317531        15,780.8731
01/01/2016 to 12/31/2016        10.317531         10.318093        25,515.5461
01/01/2017 to 12/31/2017        10.318093         10.428466        16,496.4382
01/01/2018 to 12/31/2018        10.428466         10.202509        12,224.3060
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.903238          9.765301        29,424.6600
01/01/2010 to 12/31/2010         9.765301         10.135640        17,085.7352
01/01/2011 to 12/31/2011        10.135640         10.489688        27,906.0394
01/01/2012 to 12/31/2012        10.489688         10.764647        40,310.2009
01/01/2013 to 04/26/2013        10.764647         10.736012             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012635          1.044277             0.0000
01/01/2013 to 12/31/2013         1.044277          1.133792             0.0000
01/01/2014 to 12/31/2014         1.133792          1.186490        12,477.0359
01/01/2015 to 12/31/2015         1.186490          1.171051       718,451.0582
01/01/2016 to 12/31/2016         1.171051          1.178825       666,025.3396
01/01/2017 to 12/31/2017         1.178825          1.345348       611,792.1660
01/01/2018 to 12/31/2018         1.345348          1.221323       517,208.8921
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996741          1.034678             0.0000
01/01/2015 to 12/31/2015         1.034678          1.002206             0.0000
01/01/2016 to 12/31/2016         1.002206          0.999957             0.0000
01/01/2017 to 12/31/2017         0.999957          1.129775             0.0000
01/01/2018 to 04/30/2018         1.129775          1.098891             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.641242         10.526144        28,187.0700
01/01/2010 to 12/31/2010        10.526144         12.564008        23,003.7290
01/01/2011 to 12/31/2011        12.564008         12.108903        21,926.7452
01/01/2012 to 12/31/2012        12.108903         13.849513        18,070.0537
01/01/2013 to 12/31/2013        13.849513         15.868774        10,670.2516
01/01/2014 to 12/31/2014        15.868774         16.061684        12,590.6065
01/01/2015 to 12/31/2015        16.061684         15.905055        11,276.0792
01/01/2016 to 12/31/2016        15.905055         16.302253        19,841.3439
01/01/2017 to 12/31/2017        16.302253         19.611836        13,314.1968
01/01/2018 to 12/31/2018        19.611836         18.149134        12,719.2841
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.755316         11.185657             0.0000
01/01/2014 to 12/31/2014        11.185657         11.955623             0.0000
01/01/2015 to 12/31/2015        11.955623         11.553721        47,144.0862
01/01/2016 to 12/31/2016        11.553721         11.795271        47,172.5712
01/01/2017 to 12/31/2017        11.795271         13.332965        44,849.8641
01/01/2018 to 12/31/2018        13.332965         12.104166        36,970.2152
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.727162         12.519144       155,913.3000
01/01/2010 to 12/31/2010        12.519144         13.643664       151,468.9007
01/01/2011 to 12/31/2011        13.643664         11.917182       123,710.6553
01/01/2012 to 12/31/2012        11.917182         13.604147       128,141.2355
01/01/2013 to 12/31/2013        13.604147         15.871003        95,926.0748
01/01/2014 to 12/31/2014        15.871003         14.446613        94,123.5565
01/01/2015 to 12/31/2015        14.446613         13.881520        85,263.3406
01/01/2016 to 12/31/2016        13.881520         13.460577        75,172.3297
01/01/2017 to 12/31/2017        13.460577         16.876169        68,408.5551
01/01/2018 to 12/31/2018        16.876169         14.196469        63,005.3661
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999699          1.029884             0.0000
01/01/2015 to 12/31/2015         1.029884          0.952289        23,703.4203
01/01/2016 to 12/31/2016         0.952289          1.035192        34,237.8593
01/01/2017 to 12/31/2017         1.035192          1.140312        14,816.2390
01/01/2018 to 12/31/2018         1.140312          1.030681             0.0000
--------------------------      ---------         ---------       ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.642578         12.290146       212,730.4400
01/01/2010 to 12/31/2010        12.290146         12.955862       271,511.5336
01/01/2011 to 12/31/2011        12.955862         14.086822       257,010.6643
01/01/2012 to 12/31/2012        14.086822         15.036974       246,913.0228
01/01/2013 to 12/31/2013        15.036974         13.345355       198,115.2999
01/01/2014 to 12/31/2014        13.345355         13.432653       181,018.1609
01/01/2015 to 12/31/2015        13.432653         12.731644       136,745.2286
01/01/2016 to 12/31/2016        12.731644         13.075339       126,555.1781
01/01/2017 to 12/31/2017        13.075339         13.235169       118,390.0011
01/01/2018 to 12/31/2018        13.235169         12.633722       120,102.1288
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.609123         14.558656       285,234.5800
01/01/2010 to 12/31/2010        14.558656         15.405575       238,486.6615
01/01/2011 to 12/31/2011        15.405575         15.548946       179,353.7688
01/01/2012 to 12/31/2012        15.548946         16.618896       189,488.0085
01/01/2013 to 12/31/2013        16.618896         15.945861       123,191.7464
01/01/2014 to 12/31/2014        15.945861         16.252771       173,404.9850
01/01/2015 to 12/31/2015        16.252771         15.899898        97,584.4303
01/01/2016 to 12/31/2016        15.899898         15.959846       110,009.7246
01/01/2017 to 12/31/2017        15.959846         16.316216        88,519.0437
01/01/2018 to 12/31/2018        16.316216         15.922565        75,585.0997
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.213865         10.693058             0.0000
01/01/2014 to 12/31/2014        10.693058         11.364266        18,006.6226
01/01/2015 to 12/31/2015        11.364266         10.977845        16,522.6962
01/01/2016 to 12/31/2016        10.977845         11.229308        14,995.1001
01/01/2017 to 12/31/2017        11.229308         12.795187        13,584.4504
01/01/2018 to 04/30/2018        12.795187         12.205635             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010613          1.062291             0.0000
01/01/2013 to 12/31/2013         1.062291          1.144248             0.0000
01/01/2014 to 12/31/2014         1.144248          1.205978        12,285.9902
01/01/2015 to 12/31/2015         1.205978          1.169364       739,281.2350
01/01/2016 to 12/31/2016         1.169364          1.208588       680,159.9960
01/01/2017 to 12/31/2017         1.208588          1.351394       611,199.4901
01/01/2018 to 12/31/2018         1.351394          1.197254       620,967.4303
--------------------------       --------          --------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.350805         10.202154        13,696.9800
01/01/2010 to 12/31/2010        10.202154         11.201756        50,246.7897
01/01/2011 to 12/31/2011        11.201756         11.074793        59,396.4761
01/01/2012 to 12/31/2012        11.074793         12.224092        60,514.6172
01/01/2013 to 12/31/2013        12.224092         13.504487        61,545.5943
01/01/2014 to 12/31/2014        13.504487         13.978411        65,920.3288
01/01/2015 to 12/31/2015        13.978411         13.405758        80,675.1849
01/01/2016 to 12/31/2016        13.405758         13.872604        76,380.0304
01/01/2017 to 12/31/2017        13.872604         15.724032        74,106.6962
01/01/2018 to 12/31/2018        15.724032         14.377205        70,164.3070
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.655988          9.668742         6,325.7800
01/01/2010 to 12/31/2010         9.668742         10.797232        16,520.1871
01/01/2011 to 12/31/2011        10.797232         10.337860        97,907.1560
01/01/2012 to 12/31/2012        10.337860         11.631841        92,553.3515
01/01/2013 to 12/31/2013        11.631841         13.435197        89,559.1101
01/01/2014 to 12/31/2014        13.435197         13.849790        93,279.0811
01/01/2015 to 12/31/2015        13.849790         13.235272       173,245.5313
01/01/2016 to 12/31/2016        13.235272         13.838014       168,416.0263
01/01/2017 to 12/31/2017        13.838014         16.196116       165,848.9753
01/01/2018 to 12/31/2018        16.196116         14.455992       183,811.8380
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        34.775173         40.275311        45,638.9100
01/01/2010 to 12/31/2010        40.275311         46.104835        40,449.9959
01/01/2011 to 12/31/2011        46.104835         43.294716        31,598.1990
01/01/2012 to 12/31/2012        43.294716         49.961415        28,724.4671
01/01/2013 to 12/31/2013        49.961415         65.382408        24,742.7755
01/01/2014 to 12/31/2014        65.382408         72.453948        23,689.1697
01/01/2015 to 12/31/2015        72.453948         68.335562        23,494.6660
01/01/2016 to 12/31/2016        68.335562         77.506999        22,332.3503
01/01/2017 to 12/31/2017        77.506999         88.676616        22,421.1569
01/01/2018 to 12/31/2018        88.676616         78.792132        19,104.7982
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.545172          7.891163       149,884.0900
01/01/2010 to 12/31/2010         7.891163          9.856625       165,548.0930
01/01/2011 to 12/31/2011         9.856625          9.483678       125,751.8107
01/01/2012 to 12/31/2012         9.483678         10.545524       121,086.5331
01/01/2013 to 12/31/2013        10.545524         14.089700       110,663.7066
01/01/2014 to 12/31/2014        14.089700         15.543858       106,686.9607
01/01/2015 to 12/31/2015        15.543858         16.220374       120,205.3714
01/01/2016 to 12/31/2016        16.220374         16.853696       128,846.7008
01/01/2017 to 12/31/2017        16.853696         20.567783       100,481.9771
01/01/2018 to 12/31/2018        20.567783         19.676839       109,249.2848
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.150115         18.752927         2,908.4100
01/01/2010 to 12/31/2010        18.752927         23.028309         3,987.1892
01/01/2011 to 12/31/2011        23.028309         21.695017         2,473.3135
01/01/2012 to 12/31/2012        21.695017         24.339394         2,544.2070
01/01/2013 to 12/31/2013        24.339394         31.025597         2,502.9222
01/01/2014 to 12/31/2014        31.025597         33.277255         3,056.5058
01/01/2015 to 12/31/2015        33.277255         29.629267         2,244.9119
01/01/2016 to 12/31/2016        29.629267         33.478346         9,927.7286
01/01/2017 to 12/31/2017        33.478346         35.855170         1,734.0769
01/01/2018 to 12/31/2018        35.855170         31.511823           583.5301
--------------------------      ---------         ---------         ----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.355804         12.108648        70,835.2700
01/01/2010 to 12/31/2010        12.108648         14.715794        66,055.4086
01/01/2011 to 12/31/2011        14.715794         13.490148        64,065.2638
01/01/2012 to 12/31/2012        13.490148         15.585826        64,913.4923
01/01/2013 to 12/31/2013        15.585826         20.224961        60,554.1209
01/01/2014 to 12/31/2014        20.224961         22.402203        58,446.3371
01/01/2015 to 12/31/2015        22.402203         19.916257        79,562.8897
01/01/2016 to 12/31/2016        19.916257         22.051399        68,110.2532
01/01/2017 to 12/31/2017        22.051399         23.900669        64,926.7278
01/01/2018 to 12/31/2018        23.900669         20.270431        58,035.8337
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.795602          9.600403        26,712.1953
01/01/2014 to 12/31/2014         9.600403          9.077477        22,632.1053
01/01/2015 to 12/31/2015         9.077477          8.687212        21,514.4135
01/01/2016 to 12/31/2016         8.687212          8.927415        20,924.3630
01/01/2017 to 12/31/2017         8.927415         11.780967        20,166.4585
01/01/2018 to 12/31/2018        11.780967          9.542069        31,839.2223
--------------------------      ---------         ---------        -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.021612          8.397486        32,780.8700
01/01/2010 to 12/31/2010         8.397486          8.781125        27,829.5024
01/01/2011 to 12/31/2011         8.781125          7.363178        29,894.1699
01/01/2012 to 12/31/2012         7.363178          8.458381        29,071.7905
01/01/2013 to 04/26/2013         8.458381          8.750241             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.370813         10.170825       256,540.7100
01/01/2010 to 12/31/2010        10.170825          9.949497       237,359.7147
01/01/2011 to 12/31/2011         9.949497          9.733572       295,643.8217
01/01/2012 to 12/31/2012         9.733572          9.520611       311,225.8001
01/01/2013 to 12/31/2013         9.520611          9.313433       229,754.4147
01/01/2014 to 12/31/2014         9.313433          9.110763       214,550.8101
01/01/2015 to 12/31/2015         9.110763          8.912503       228,095.2274
01/01/2016 to 12/31/2016         8.912503          8.728335       215,601.0483
01/01/2017 to 12/31/2017         8.728335          8.593106       200,293.6782
01/01/2018 to 12/31/2018         8.593106          8.535292       247,174.2570
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.038480         13.224989          13,225.3786
01/01/2015 to 12/31/2015        13.224989         12.861441          12,089.8379
01/01/2016 to 12/31/2016        12.861441         13.151543          19,371.4096
01/01/2017 to 12/31/2017        13.151543         13.758087          11,548.9607
01/01/2018 to 12/31/2018        13.758087         13.105689          24,769.1920
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.820609         10.605365         451,490.1700
01/01/2010 to 12/31/2010        10.605365         11.505777         750,556.6280
01/01/2011 to 12/31/2011        11.505777         11.455793         692,201.5385
01/01/2012 to 12/31/2012        11.455793         12.427921         671,456.9813
01/01/2013 to 12/31/2013        12.427921         13.261351         553,007.7837
01/01/2014 to 04/25/2014        13.261351         13.336793               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.529120         10.520089       1,390,862.2500
01/01/2010 to 12/31/2010        10.520089         11.567354       1,364,436.7479
01/01/2011 to 12/31/2011        11.567354         11.302961       1,244,062.4160
01/01/2012 to 12/31/2012        11.302961         12.426058       1,126,756.4022
01/01/2013 to 12/31/2013        12.426058         13.884938       1,124,914.4234
01/01/2014 to 04/25/2014        13.884938         13.911303               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.334382         13.633504       1,461,488.2306
01/01/2015 to 12/31/2015        13.633504         13.193662       1,247,658.9675
01/01/2016 to 12/31/2016        13.193662         13.692308       1,209,587.1332
01/01/2017 to 12/31/2017        13.692308         14.820762       1,142,088.8611
01/01/2018 to 12/31/2018        14.820762         13.858474       1,104,655.9876
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.140832         10.220292       1,779,237.0800
01/01/2010 to 12/31/2010        10.220292         11.356297       1,814,320.2691
01/01/2011 to 12/31/2011        11.356297         10.920513       1,782,780.6508
01/01/2012 to 12/31/2012        10.920513         12.169778       1,496,752.5847
01/01/2013 to 12/31/2013        12.169778         14.216833       1,476,404.3879
01/01/2014 to 04/25/2014        14.216833         14.200961               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.198394         14.626900       1,554,742.4804
01/01/2015 to 12/31/2015        14.626900         14.127177       1,276,272.7580
01/01/2016 to 12/31/2016        14.127177         14.801720       1,054,711.9001
01/01/2017 to 12/31/2017        14.801720         16.613757         978,418.6481
01/01/2018 to 12/31/2018        16.613757         15.254929         813,640.1333
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.822055          9.954917       2,061,121.7300
01/01/2010 to 12/31/2010         9.954917         11.246887       1,856,498.4779
01/01/2011 to 12/31/2011        11.246887         10.576445       1,746,098.4948
01/01/2012 to 12/31/2012        10.576445         11.971431       1,636,728.8157
01/01/2013 to 12/31/2013        11.971431         14.745861       1,546,583.2724
01/01/2014 to 04/25/2014        14.745861         14.649286               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         6.994952          8.796467          14,845.0200
01/01/2010 to 12/31/2010         8.796467          9.469607          27,096.6274
01/01/2011 to 12/31/2011         9.469607          9.100861          52,750.7088
01/01/2012 to 12/31/2012         9.100861         10.337166          50,348.1244
01/01/2013 to 04/26/2013        10.337166         11.100256               0.0000
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.636277         15.164995       1,416,196.8539
01/01/2015 to 12/31/2015        15.164995         14.583335       1,409,779.2357
01/01/2016 to 12/31/2016        14.583335         15.427381       1,276,945.8734
01/01/2017 to 12/31/2017        15.427381         17.984665       1,164,833.6115
01/01/2018 to 12/31/2018        17.984665         16.164055       1,104,725.2410
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.412940         11.620403          82,685.7800
01/01/2010 to 12/31/2010        11.620403         13.045574          76,651.4627
01/01/2011 to 12/31/2011        13.045574         13.590610          70,717.6998
01/01/2012 to 12/31/2012        13.590610         14.832929          64,093.7791
01/01/2013 to 12/31/2013        14.832929         19.807895          55,444.9266
01/01/2014 to 12/31/2014        19.807895         19.701170          51,433.7611
01/01/2015 to 12/31/2015        19.701170         17.409710          44,416.3280
01/01/2016 to 12/31/2016        17.409710         20.888777          46,126.7830
01/01/2017 to 12/31/2017        20.888777         22.998051          35,968.3451
01/01/2018 to 12/31/2018        22.998051         19.476451          34,562.2573
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.122150         14.131649           5,605.9300
01/01/2010 to 12/31/2010        14.131649         16.947280           3,873.7885
01/01/2011 to 12/31/2011        16.947280         13.884521           3,054.3856
01/01/2012 to 12/31/2012        13.884521         16.012469           3,384.1097
01/01/2013 to 12/31/2013        16.012469         19.987824           6,189.7846
01/01/2014 to 12/31/2014        19.987824         18.243826           6,074.7901
01/01/2015 to 12/31/2015        18.243826         18.873924           2,693.2639
01/01/2016 to 12/31/2016        18.873924         19.538999           2,315.1899
01/01/2017 to 12/31/2017        19.538999         24.935135           4,130.2858
01/01/2018 to 12/31/2018        24.935135         19.374226           6,226.1908
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        43.530110         44.072539             514.6916
01/01/2017 to 12/31/2017        44.072539         51.226294             712.7090
01/01/2018 to 12/31/2018        51.226294         49.928464             712.6028
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        11.858543         14.461665               0.0000
01/01/2010 to 12/31/2010        14.461665         16.400985               0.0000
01/01/2011 to 12/31/2011        16.400985         15.263076               0.0000
01/01/2012 to 12/31/2012        15.263076         16.478515               0.0000
01/01/2013 to 12/31/2013        16.478515         21.393518               0.0000
01/01/2014 to 12/31/2014        21.393518         23.215767               0.0000
01/01/2015 to 12/31/2015        23.215767         22.653643               0.0000
01/01/2016 to 04/29/2016        22.653643         22.735215               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.576031         11.059572       286,312.4200
01/01/2010 to 12/31/2010        11.059572         12.097525       250,637.9413
01/01/2011 to 12/31/2011        12.097525         11.340196       222,337.1645
01/01/2012 to 12/31/2012        11.340196         12.501071       203,277.7923
01/01/2013 to 12/31/2013        12.501071         16.329410       183,018.9609
01/01/2014 to 12/31/2014        16.329410         17.642825       164,406.3725
01/01/2015 to 12/31/2015        17.642825         17.650102       150,678.6610
01/01/2016 to 12/31/2016        17.650102         18.500972       134,945.1713
01/01/2017 to 12/31/2017        18.500972         21.524003       120,119.6865
01/01/2018 to 12/31/2018        21.524003         21.000533       102,710.8981
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.977234         16.572746        40,299.3106
01/01/2014 to 12/31/2014        16.572746         17.975330        34,378.9043
01/01/2015 to 12/31/2015        17.975330         18.042091        28,569.8827
01/01/2016 to 12/31/2016        18.042091         18.559803        30,854.8911
01/01/2017 to 12/31/2017        18.559803         22.684708        27,948.9023
01/01/2018 to 12/31/2018        22.684708         20.878867        25,902.1777
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.675140         11.049370        36,375.9500
01/01/2010 to 12/31/2010        11.049370         13.745245        60,075.0857
01/01/2011 to 12/31/2011        13.745245         12.442847        55,656.6032
01/01/2012 to 12/31/2012        12.442847         12.903288        53,111.4891
01/01/2013 to 04/26/2013        12.903288         13.887869             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.789937         10.635361       101,409.1900
01/01/2010 to 12/31/2010        10.635361         11.581157        92,498.3387
01/01/2011 to 12/31/2011        11.581157         11.354781        86,779.9874
01/01/2012 to 12/31/2012        11.354781         12.834325       138,232.1947
01/01/2013 to 12/31/2013        12.834325         17.166925       132,663.5084
01/01/2014 to 12/31/2014        17.166925         18.261673       129,669.3350
01/01/2015 to 12/31/2015        18.261673         19.747127       130,585.3632
01/01/2016 to 12/31/2016        19.747127         19.292357       120,405.8755
01/01/2017 to 12/31/2017        19.292357         25.855131       106,386.4438
01/01/2018 to 12/31/2018        25.855131         25.318111        95,037.5229
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.675456          6.842845         4,487.3800
01/01/2010 to 12/31/2010         6.842845          7.723872         2,958.0679
01/01/2011 to 12/31/2011         7.723872          7.265988             0.0000
01/01/2012 to 12/31/2012         7.265988          8.007763         1,566.0014
01/01/2013 to 04/26/2013         8.007763          8.583807             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.256691          7.389648       163,507.6700
01/01/2010 to 12/31/2010         7.389648          7.908215       142,328.9051
01/01/2011 to 12/31/2011         7.908215          7.629672        97,608.1211
01/01/2012 to 04/27/2012         7.629672          8.561031             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        13.246083         13.649510             0.0000
01/01/2010 to 12/31/2010        13.649510         14.107038           307.3643
01/01/2011 to 12/31/2011        14.107038         14.787710         3,543.2744
01/01/2012 to 12/31/2012        14.787710         14.982516        11,624.6037
01/01/2013 to 12/31/2013        14.982516         14.279748         6,384.3429
01/01/2014 to 12/31/2014        14.279748         14.731714         6,460.0668
01/01/2015 to 12/31/2015        14.731714         14.403020        43,148.4653
01/01/2016 to 12/31/2016        14.403020         14.383592        12,279.6456
01/01/2017 to 12/31/2017        14.383592         14.484816        12,033.3411
01/01/2018 to 12/31/2018        14.484816         14.098331        10,258.1063
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.324144         12.801193             0.0000
01/01/2010 to 12/31/2010        12.801193         15.768575             0.0000
01/01/2011 to 12/31/2011        15.768575         15.080638         2,010.5815
01/01/2012 to 12/31/2012        15.080638         17.297802           896.4153
01/01/2013 to 12/31/2013        17.297802         22.463866           890.4430
01/01/2014 to 12/31/2014        22.463866         23.999448           950.4028
01/01/2015 to 12/31/2015        23.999448         22.848584        24,662.6857
01/01/2016 to 12/31/2016        22.848584         26.840283        26,698.9969
01/01/2017 to 12/31/2017        26.840283         30.354969        25,332.4169
01/01/2018 to 12/31/2018        30.354969         26.256973        22,062.3074
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.485066         10.876743             0.0000
01/01/2010 to 12/31/2010        10.876743         11.466372             0.0000
01/01/2011 to 12/31/2011        11.466372          9.797929             0.0000
01/01/2012 to 12/31/2012         9.797929         11.302969             0.0000
01/01/2013 to 12/31/2013        11.302969         13.427394             0.0000
01/01/2014 to 12/31/2014        13.427394         12.303624             0.0000
01/01/2015 to 12/31/2015        12.303624         11.878077         2,378.7896
01/01/2016 to 12/31/2016        11.878077         11.732162           508.5214
01/01/2017 to 12/31/2017        11.732162         14.294745             0.0000
01/01/2018 to 12/31/2018        14.294745         12.007159             0.0000
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.518068         12.878014            40.6100
01/01/2010 to 12/31/2010        12.878014         15.942282         1,654.7931
01/01/2011 to 12/31/2011        15.942282         14.921040           852.2103
01/01/2012 to 12/31/2012        14.921040         16.921936         1,541.4557
01/01/2013 to 12/31/2013        16.921936         22.864437         2,384.3091
01/01/2014 to 12/31/2014        22.864437         23.424836         2,155.5517
01/01/2015 to 12/31/2015        23.424836         21.875506         4,113.1350
01/01/2016 to 12/31/2016        21.875506         25.877547         4,000.6388
01/01/2017 to 12/31/2017        25.877547         28.935967         5,677.4408
01/01/2018 to 12/31/2018        28.935967         25.130978         5,360.9701
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.132357         10.017481       397,178.3000
01/01/2010 to 12/31/2010        10.017481         11.219650       322,818.0152
01/01/2011 to 12/31/2011        11.219650         11.155496       281,802.1315
01/01/2012 to 12/31/2012        11.155496         12.595054       219,556.3132
01/01/2013 to 12/31/2013        12.595054         16.226720       264,941.3348
01/01/2014 to 12/31/2014        16.226720         17.952901       240,830.4723
01/01/2015 to 12/31/2015        17.952901         17.722634       235,160.8466
01/01/2016 to 12/31/2016        17.722634         19.310438       239,213.8095
01/01/2017 to 12/31/2017        19.310438         22.902561       225,698.5418
01/01/2018 to 12/31/2018        22.902561         21.319127       167,686.5681
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.788938         19.511447         3,077.4948
01/01/2014 to 12/31/2014        19.511447         21.102844         3,344.6087
01/01/2015 to 12/31/2015        21.102844         20.568381         2,644.3491
01/01/2016 to 12/31/2016        20.568381         22.956999        10,110.3862
01/01/2017 to 12/31/2017        22.956999         26.407720         5,967.9792
01/01/2018 to 12/31/2018        26.407720         23.184425         6,185.3316
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.563810          8.018802        12,790.1300
01/01/2010 to 12/31/2010         8.018802          8.709116         4,140.6390
01/01/2011 to 12/31/2011         8.709116          8.473386         6,156.5690
01/01/2012 to 12/31/2012         8.473386          9.441471         5,835.7616
01/01/2013 to 04/26/2013         9.441471         10.316027             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.236632         18.924942        23,335.6995
01/01/2014 to 12/31/2014        18.924942         18.457456        26,266.4190
01/01/2015 to 12/31/2015        18.457456         18.124418        17,913.3004
01/01/2016 to 12/31/2016        18.124418         20.991411        12,077.5965
01/01/2017 to 12/31/2017        20.991411         23.716583         9,394.1643
01/01/2018 to 12/31/2018        23.716583         21.577018        10,077.9762
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.117948         12.198515        43,309.3000
01/01/2010 to 12/31/2010        12.198515         14.661117        33,504.1890
01/01/2011 to 12/31/2011        14.661117         13.585944        24,945.8212
01/01/2012 to 12/31/2012        13.585944         13.991164        25,087.0121
01/01/2013 to 04/26/2013        13.991164         15.131745             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.596507          8.284519       103,201.2017
01/01/2014 to 12/31/2014         8.284519          8.819523       112,166.3583
01/01/2015 to 12/31/2015         8.819523          9.534603       138,975.6673
01/01/2016 to 12/31/2016         9.534603          9.470005       153,113.6036
01/01/2017 to 12/31/2017         9.470005         12.366055       144,912.2488
01/01/2018 to 12/31/2018        12.366055         11.955843       151,551.0302
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.350622          5.210781       217,317.0800
01/01/2010 to 12/31/2010         5.210781          6.509010       218,463.2076
01/01/2011 to 12/31/2011         6.509010          5.737545       141,689.9373
01/01/2012 to 12/31/2012         5.737545          6.292144       138,176.3833
01/01/2013 to 04/26/2013         6.292144          6.563115             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.580099         14.649275           306.4300
01/01/2010 to 12/31/2010        14.649275         18.490188           345.8962
01/01/2011 to 12/31/2011        18.490188         15.072264             0.0000
01/01/2012 to 12/31/2012        15.072264         15.122648             0.0000
01/01/2013 to 12/31/2013        15.122648         16.384595             0.0000
01/01/2014 to 12/31/2014        16.384595         13.010724             0.0000
01/01/2015 to 12/31/2015        13.010724          8.558006             0.0000
01/01/2016 to 12/31/2016         8.558006         12.033687             0.0000
01/01/2017 to 12/31/2017        12.033687         11.685344             0.0000
01/01/2018 to 12/31/2018        11.685344          8.131733             0.0000
--------------------------      ---------         ---------           --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        25.249389         26.050625        53,341.9397
01/01/2017 to 12/31/2017        26.050625         27.506981        50,665.7629
01/01/2018 to 12/31/2018        27.506981         25.822441        47,880.0340
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        14.910488         19.949964        75,564.0400
01/01/2010 to 12/31/2010        19.949964         22.046418        67,016.7448
01/01/2011 to 12/31/2011        22.046418         22.529533        60,413.8000
01/01/2012 to 12/31/2012        22.529533         24.889981        59,878.6518
01/01/2013 to 12/31/2013        24.889981         26.291177        65,370.6210
01/01/2014 to 12/31/2014        26.291177         26.961082        66,922.9015
01/01/2015 to 12/31/2015        26.961082         25.800857        57,433.7664
01/01/2016 to 04/29/2016        25.800857         26.515211             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        25.764960         26.605841         2,306.4799
01/01/2017 to 12/31/2017        26.605841         28.106982         1,819.9639
01/01/2018 to 12/31/2018        28.106982         26.415511         1,596.7295
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.649199         12.171413           674.6004
01/01/2011 to 12/31/2011        12.171413         12.318921        14,409.5008
01/01/2012 to 12/31/2012        12.318921         13.429785         8,548.0357
01/01/2013 to 12/31/2013        13.429785         13.322902         2,742.2054
01/01/2014 to 12/31/2014        13.322902         13.612017         9,529.8299
01/01/2015 to 12/31/2015        13.612017         13.121744         7,629.1434
01/01/2016 to 04/29/2016        13.121744         13.411812             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        14.530999         14.794839         4,212.1500
01/01/2010 to 12/31/2010        14.794839         15.267862         4,116.7558
01/01/2011 to 12/31/2011        15.267862         15.723043         5,326.7689
01/01/2012 to 12/31/2012        15.723043         15.847828         7,580.8597
01/01/2013 to 12/31/2013        15.847828         15.362624         7,641.9879
01/01/2014 to 12/31/2014        15.362624         15.411573         5,200.5677
01/01/2015 to 12/31/2015        15.411573         15.122496        31,386.6814
01/01/2016 to 12/31/2016        15.122496         14.944514         4,688.7731
01/01/2017 to 12/31/2017        14.944514         14.865229         4,693.4370
01/01/2018 to 12/31/2018        14.865229         14.641433         6,550.0238

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766        82,356,101.8782
01/01/2013 to 12/31/2013        10.532766         11.520955        81,937,776.3098
01/01/2014 to 12/31/2014        11.520955         12.171233        76,869,766.1273
01/01/2015 to 12/31/2015        12.171233         12.047422        70,531,780.7322
01/01/2016 to 12/31/2016        12.047422         12.282548        64,378,886.1301
01/01/2017 to 12/31/2017        12.282548         13.734327        57,832,119.2490
01/01/2018 to 12/31/2018        13.734327         12.573134        51,840,683.8901
--------------------------      ---------         ---------        ---------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.002006          8.911697        54,321,679.9700
01/01/2010 to 12/31/2010         8.911697          9.836852        90,035,975.7925
01/01/2011 to 12/31/2011         9.836852          9.475085       107,215,317.4397
01/01/2012 to 12/31/2012         9.475085         10.585364       101,255,174.3375
01/01/2013 to 12/31/2013        10.585364         12.347940        94,367,615.8984
01/01/2014 to 12/31/2014        12.347940         12.887037        87,659,777.0470
01/01/2015 to 12/31/2015        12.887037         12.593002        80,044,493.9496
01/01/2016 to 12/31/2016        12.593002         13.361005        74,951,852.5020
01/01/2017 to 12/31/2017        13.361005         15.366105        69,751,469.9358
01/01/2018 to 12/31/2018        15.366105         14.468900        64,206,418.1819
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.351043          8.377803        49,190,958.7900
01/01/2010 to 12/31/2010         8.377803          9.356566        56,069,069.0710
01/01/2011 to 12/31/2011         9.356566          8.772532        57,429,746.5522
01/01/2012 to 12/31/2012         8.772532         10.027496        53,478,967.4743
01/01/2013 to 12/31/2013        10.027496         12.346139        52,333,933.3763
01/01/2014 to 12/31/2014        12.346139         12.926295        51,575,271.3772
01/01/2015 to 12/31/2015        12.926295         12.624971        49,761,196.3536
01/01/2016 to 12/31/2016        12.624971         13.537668        47,000,157.8527
01/01/2017 to 12/31/2017        13.537668         16.167443        44,881,985.9784
01/01/2018 to 12/31/2018        16.167443         14.991551        41,611,283.7387
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.751733          7.861733        10,655,720.5000
01/01/2010 to 12/31/2010         7.861733          9.154919        19,360,656.7954
01/01/2011 to 12/31/2011         9.154919          8.595309        24,491,854.9951
01/01/2012 to 12/31/2012         8.595309          9.930956        18,778,820.9164
01/01/2013 to 12/31/2013         9.930956         12.684406        16,265,863.0286
01/01/2014 to 12/31/2014        12.684406         13.504638        14,095,337.4320
01/01/2015 to 12/31/2015        13.504638         14.153010        12,437,190.3780
01/01/2016 to 12/31/2016        14.153010         15.195759        11,575,101.0845
01/01/2017 to 12/31/2017        15.195759         19.128010        10,231,219.3443
01/01/2018 to 12/31/2018        19.128010         18.728781         9,083,680.3944
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.674799          9.320117        32,268,562.4900
01/01/2010 to 12/31/2010         9.320117         10.080914        50,272,055.0179
01/01/2011 to 12/31/2011        10.080914          9.940216        57,290,654.5244
01/01/2012 to 12/31/2012         9.940216         10.841879        53,450,956.7500
01/01/2013 to 12/31/2013        10.841879         12.112423        48,683,754.5723
01/01/2014 to 12/31/2014        12.112423         12.646648        43,798,169.5481
01/01/2015 to 12/31/2015        12.646648         12.355551        38,928,290.5997
01/01/2016 to 12/31/2016        12.355551         13.012197        35,895,594.4550
01/01/2017 to 12/31/2017        13.012197         14.466527        32,601,036.2084
01/01/2018 to 12/31/2018        14.466527         13.749483        29,336,369.5398
--------------------------      ---------         ---------        ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583        96,679,560.6935
01/01/2013 to 12/31/2013        11.521583         10.954170        79,457,513.7240
01/01/2014 to 12/31/2014        10.954170         11.211254        71,072,724.6037
01/01/2015 to 12/31/2015        11.211254          9.977033        62,159,636.5174
01/01/2016 to 12/31/2016         9.977033         10.698538        55,819,031.0285
01/01/2017 to 12/31/2017        10.698538         11.561296        50,241,415.0681
01/01/2018 to 12/31/2018        11.561296         10.654507        45,201,876.4258
--------------------------      ---------         ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698       145,495,265.9319
01/01/2013 to 12/31/2013        10.262698         11.140953       136,294,593.6743
01/01/2014 to 12/31/2014        11.140953         11.612740       125,391,755.3382
01/01/2015 to 12/31/2015        11.612740         11.415986       116,387,387.1817
01/01/2016 to 12/31/2016        11.415986         11.732651       104,605,564.9134
01/01/2017 to 12/31/2017        11.732651         13.083641        94,157,691.8493
01/01/2018 to 12/31/2018        13.083641         11.949881        85,499,682.3166
--------------------------      ---------         ---------       ----------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.270938         17.709663         1,347,225.3800
01/01/2010 to 12/31/2010        17.709663         20.177578         2,379,638.5737
01/01/2011 to 12/31/2011        20.177578         20.323542         3,193,831.8397
01/01/2012 to 12/31/2012        20.323542         23.307882         3,267,882.4500
01/01/2013 to 12/31/2013        23.307882         25.078819         2,529,494.1679
01/01/2014 to 12/31/2014        25.078819         25.494051         2,024,582.2085
01/01/2015 to 12/31/2015        25.494051         24.073973         1,813,920.5224
01/01/2016 to 12/31/2016        24.073973         27.003572         1,689,415.4106
01/01/2017 to 12/31/2017        27.003572         28.638306         1,573,704.3396
01/01/2018 to 12/31/2018        28.638306         27.371492         1,322,173.7796
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.658055          9.996887         5,367,293.6900
01/01/2010 to 12/31/2010         9.996887         11.461735         7,662,326.9329
01/01/2011 to 12/31/2011        11.461735         10.628642         9,618,231.1485
01/01/2012 to 12/31/2012        10.628642         12.210162         9,040,874.2992
01/01/2013 to 12/31/2013        12.210162         15.562098         8,861,478.4171
01/01/2014 to 12/31/2014        15.562098         16.094408         8,344,972.8351
01/01/2015 to 12/31/2015        16.094408         15.520856         7,843,213.6628
01/01/2016 to 12/31/2016        15.520856         16.645894         7,049,278.8317
01/01/2017 to 12/31/2017        16.645894         20.139654         6,430,422.4725
01/01/2018 to 12/31/2018        20.139654         17.823455         5,841,533.1845
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.981038         10.430094      111,084,541.1753
01/01/2013 to 12/31/2013        10.430094         11.738718      134,685,884.7420
01/01/2014 to 12/31/2014        11.738718         12.667006      141,062,009.8759
01/01/2015 to 12/31/2015        12.667006         11.956388      130,465,602.9057
01/01/2016 to 12/31/2016        11.956388         12.750893      122,254,170.3659
01/01/2017 to 12/31/2017        12.750893         14.849650      117,835,579.7598
01/01/2018 to 12/31/2018        14.849650         13.536803      111,436,456.2172
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.879737         14.783574        2,926,441.4200
01/01/2010 to 12/31/2010        14.783574         17.443958        3,671,335.6588
01/01/2011 to 12/31/2011        17.443958         15.625128        4,290,093.6225
01/01/2012 to 12/31/2012        15.625128         18.141552        3,255,746.6465
01/01/2013 to 12/31/2013        18.141552         23.646737        2,913,109.9352
01/01/2014 to 12/31/2014        23.646737         23.670588        2,556,608.5596
01/01/2015 to 12/31/2015        23.670588         22.034948        2,108,901.2579
01/01/2016 to 12/31/2016        22.034948         28.463095        1,925,269.0368
01/01/2017 to 12/31/2017        28.463095         31.289829        1,779,480.5339
01/01/2018 to 12/31/2018        31.289829         26.099835        1,624,068.5552
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.156400         10.236000        3,411,716.9900
01/01/2010 to 12/31/2010        10.236000         12.456715        6,735,950.9509
01/01/2011 to 12/31/2011        12.456715          9.966333        8,359,257.3766
01/01/2012 to 12/31/2012         9.966333         11.660563        7,916,048.0421
01/01/2013 to 12/31/2013        11.660563         10.903862        8,915,079.5966
01/01/2014 to 12/31/2014        10.903862         10.031008        9,634,324.8379
01/01/2015 to 12/31/2015        10.031008          8.508161        9,235,529.0266
01/01/2016 to 12/31/2016         8.508161          9.336201        8,453,263.4137
01/01/2017 to 12/31/2017         9.336201         11.791357        7,646,179.8146
01/01/2018 to 12/31/2018        11.791357          9.957627        7,514,668.3019
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997808         10.208891          495,132.3612
01/01/2011 to 12/31/2011        10.208891         10.248932        1,072,300.5345
01/01/2012 to 12/31/2012        10.248932         10.824756        1,087,625.6112
01/01/2013 to 12/31/2013        10.824756         11.061605        1,544,861.7281
01/01/2014 to 12/31/2014        11.061605         10.966157        1,250,127.6100
01/01/2015 to 12/31/2015        10.966157         10.701976        1,082,115.5932
01/01/2016 to 12/31/2016        10.701976         11.508315        1,016,371.3332
01/01/2017 to 12/31/2017        11.508315         11.742641        1,016,470.4270
01/01/2018 to 12/31/2018        11.742641         11.591122          972,858.2593
--------------------------      ---------         ---------      ----------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987809          9.753794          868,225.8633
01/01/2012 to 12/31/2012         9.753794         10.020301        1,083,662.6869
01/01/2013 to 12/31/2013        10.020301          9.975715        5,086,873.3192
01/01/2014 to 12/31/2014         9.975715          9.921220        6,552,046.6746
01/01/2015 to 12/31/2015         9.921220          9.702965        5,389,877.8034
01/01/2016 to 12/31/2016         9.702965          9.848164        4,824,029.0625
01/01/2017 to 12/31/2017         9.848164          9.821338        4,881,723.3572
01/01/2018 to 12/31/2018         9.821338          9.706790        4,532,986.4824
--------------------------      ---------         ---------      ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.998247         10.882555         289,128.8500
01/01/2010 to 12/31/2010         10.882555         12.160270       1,063,278.3840
01/01/2011 to 12/31/2011         12.160270         11.928070       1,542,588.9573
01/01/2012 to 12/31/2012         11.928070         13.414839       1,522,333.8188
01/01/2013 to 12/31/2013         13.414839         13.338870       1,340,668.6001
01/01/2014 to 12/31/2014         13.338870         13.276865       1,163,178.9669
01/01/2015 to 12/31/2015         13.276865         12.522582       1,029,870.3411
01/01/2016 to 12/31/2016         12.522582         12.431603         955,311.7526
01/01/2017 to 12/31/2017         12.431603         12.251928         948,939.3322
01/01/2018 to 12/31/2018         12.251928         12.177368         815,207.1409
--------------------------       ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.288287         12.315905         968,999.7400
01/01/2010 to 12/31/2010         12.315905         14.072750       1,556,892.2076
01/01/2011 to 12/31/2011         14.072750         13.076104       1,996,676.6867
01/01/2012 to 12/31/2012         13.076104         16.211779       1,947,508.7014
01/01/2013 to 12/31/2013         16.211779         16.520134       2,021,161.0636
01/01/2014 to 12/31/2014         16.520134         18.414936       1,888,250.4515
01/01/2015 to 12/31/2015         18.414936         17.868635       1,721,403.9447
01/01/2016 to 12/31/2016         17.868635         17.738721       1,605,289.1727
01/01/2017 to 12/31/2017         17.738721         19.333840       1,465,501.8905
01/01/2018 to 12/31/2018         19.333840         17.380355       1,345,334.5821
--------------------------       ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.648855          6.083083       1,169,070.0500
01/01/2010 to 12/31/2010          6.083083          7.410609       2,070,017.7376
01/01/2011 to 12/31/2011          7.410609          7.530069       9,281,983.4705
01/01/2012 to 12/31/2012          7.530069          8.781353       9,179,927.9410
01/01/2013 to 12/31/2013          8.781353         12.582936      10,299,327.4956
01/01/2014 to 12/31/2014         12.582936         14.722774       9,951,305.9858
01/01/2015 to 12/31/2015         14.722774         13.904219       8,405,579.8868
01/01/2016 to 12/31/2016         13.904219         14.050311       7,251,685.0999
01/01/2017 to 12/31/2017         14.050311         16.373407       6,359,386.8557
01/01/2018 to 12/31/2018         16.373407         14.974829       5,330,093.0543
--------------------------       ---------         ---------      ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850          61,655.9173
01/01/2011 to 12/31/2011        146.788850        133.563610         106,846.0568
01/01/2012 to 12/31/2012        133.563610        161.026092         218,845.9341
01/01/2013 to 12/31/2013        161.026092        204.087712         159,837.8367
01/01/2014 to 04/25/2014        204.087712        212.384108               0.0000
--------------------------      ----------        ----------      ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.607445          6.255989       1,485,802.9800
01/01/2010 to 12/31/2010          6.255989          6.608321       2,136,811.7632
01/01/2011 to 04/29/2011          6.608321          7.022114               0.0000
--------------------------      ----------        ----------      ---------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         10.750877         10.902463      23,200,456.1120
01/01/2013 to 12/31/2013         10.902463         10.244493      14,897,421.0951
01/01/2014 to 12/31/2014         10.244493         10.843739      12,819,441.8684
01/01/2015 to 12/31/2015         10.843739         10.717518      12,099,420.5413
01/01/2016 to 12/31/2016         10.717518         10.686344      12,179,111.6151
01/01/2017 to 12/31/2017         10.686344         10.790616       9,620,874.3544
01/01/2018 to 12/31/2018         10.790616         10.611515       8,736,055.5943
--------------------------      ----------        ----------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.202061         17.094474         2,710,367.0600
01/01/2010 to 12/31/2010        17.094474         19.585672         4,879,112.6378
01/01/2011 to 12/31/2011        19.585672         16.527494         7,088,785.4013
01/01/2012 to 12/31/2012        16.527494         21.021513         5,894,732.4837
01/01/2013 to 12/31/2013        21.021513         26.995638         6,198,464.3985
01/01/2014 to 12/31/2014        26.995638         25.028886         6,812,067.9430
01/01/2015 to 12/31/2015        25.028886         23.517737         6,180,318.9882
01/01/2016 to 12/31/2016        23.517737         25.037133         5,703,414.1363
01/01/2017 to 12/31/2017        25.037133         32.138682         5,019,831.9015
01/01/2018 to 12/31/2018        32.138682         24.044040         5,129,835.0224
--------------------------      ---------         ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       117,940,442.0653
01/01/2013 to 12/31/2013         1.046550          1.049106       114,483,457.5555
01/01/2014 to 12/31/2014         1.049106          1.090072        90,186,360.9291
01/01/2015 to 12/31/2015         1.090072          1.027660        76,930,589.8514
01/01/2016 to 12/31/2016         1.027660          1.129845       107,127,102.9493
01/01/2017 to 12/31/2017         1.129845          1.223161       108,114,992.1503
01/01/2018 to 12/31/2018         1.223161          1.126185        96,972,782.9228
--------------------------      ---------         ---------       ----------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.230874          9.008179         1,579,466.2400
01/01/2010 to 12/31/2010         9.008179         10.184113         2,751,749.3103
01/01/2011 to 12/31/2011        10.184113          9.876117         3,848,914.6430
01/01/2012 to 12/31/2012         9.876117         11.518581         5,585,792.0588
01/01/2013 to 12/31/2013        11.518581         15.347858         6,134,754.4460
01/01/2014 to 12/31/2014        15.347858         16.510796         5,772,042.6643
01/01/2015 to 12/31/2015        16.510796         15.278501         5,109,520.7704
01/01/2016 to 12/31/2016        15.278501         17.636921         5,084,198.4394
01/01/2017 to 12/31/2017        17.636921         20.485749         4,586,955.1307
01/01/2018 to 12/31/2018        20.485749         17.708449         4,021,455.4720
--------------------------      ---------         ---------       ----------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.546739         12.572653         1,253,787.8800
01/01/2010 to 12/31/2010        12.572653         15.612906         1,691,566.4377
01/01/2011 to 12/31/2011        15.612906         15.199465         2,308,826.3032
01/01/2012 to 12/31/2012        15.199465         17.683791         2,591,469.4859
01/01/2013 to 12/31/2013        17.683791         24.395133         2,336,788.7807
01/01/2014 to 12/31/2014        24.395133         25.907149         2,104,459.8518
01/01/2015 to 12/31/2015        25.907149         25.060002         2,060,361.6892
01/01/2016 to 12/31/2016        25.060002         27.482289         1,793,945.0247
01/01/2017 to 12/31/2017        27.482289         33.899002         1,536,747.6644
01/01/2018 to 12/31/2018        33.899002         30.339759         1,411,630.8800
--------------------------      ---------         ---------       ----------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513        10,108,464.3535
01/01/2014 to 12/31/2014        10.564513         10.926236        10,809,170.4681
01/01/2015 to 12/31/2015        10.926236         10.804739        10,408,696.6683
01/01/2016 to 12/31/2016        10.804739         10.870355        10,154,552.1494
01/01/2017 to 12/31/2017        10.870355         11.052567        10,507,845.7260
01/01/2018 to 12/31/2018        11.052567         10.878523         9,685,276.0161
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.940063          9.864681         4,930,893.8200
01/01/2010 to 12/31/2010         9.864681         10.300392         9,776,433.1837
01/01/2011 to 12/31/2011        10.300392         10.724159        11,086,095.2871
01/01/2012 to 12/31/2012        10.724159         11.071850        10,748,965.9465
01/01/2013 to 04/26/2013        11.071850         11.043124                 0.0000
--------------------------      ---------         ---------        ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594        23,331,127.3831
01/01/2013 to 12/31/2013         1.048594          1.145329       114,409,699.3252
01/01/2014 to 12/31/2014         1.145329          1.205777       126,816,698.5005
01/01/2015 to 12/31/2015         1.205777          1.197250       135,650,302.9606
01/01/2016 to 12/31/2016         1.197250          1.212451       114,365,832.2927
01/01/2017 to 12/31/2017         1.212451          1.392023       105,586,931.7485
01/01/2018 to 12/31/2018         1.392023          1.271347       103,869,517.1611
--------------------------      ---------         ---------       ----------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996823          1.038973           521,469.5113
01/01/2015 to 12/31/2015         1.038973          1.012423         7,042,760.9854
01/01/2016 to 12/31/2016         1.012423          1.016230         6,654,581.2419
01/01/2017 to 12/31/2017         1.016230          1.155048         7,174,633.5152
01/01/2018 to 04/30/2018         1.155048          1.125675                 0.0000
--------------------------      ---------         ---------       ----------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.765170         10.761189         1,674,581.9600
01/01/2010 to 12/31/2010        10.761189         12.921756         2,973,538.8463
01/01/2011 to 12/31/2011        12.921756         12.528496         3,990,672.8910
01/01/2012 to 12/31/2012        12.528496         14.416084         3,718,858.9764
01/01/2013 to 12/31/2013        14.416084         16.617317         3,266,386.7049
01/01/2014 to 12/31/2014        16.617317         16.920561         3,249,730.5987
01/01/2015 to 12/31/2015        16.920561         16.856421         2,955,583.3477
01/01/2016 to 12/31/2016        16.856421         17.381346         2,541,629.1051
01/01/2017 to 12/31/2017        17.381346         21.035397         2,134,836.6151
01/01/2018 to 12/31/2018        21.035397         19.584392         1,965,264.4056
--------------------------      ---------         ---------       ----------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869         3,138,664.1274
01/01/2014 to 12/31/2014        11.263869         12.111669         6,619,826.4728
01/01/2015 to 12/31/2015        12.111669         11.774980         9,923,854.4856
01/01/2016 to 12/31/2016        11.774980         12.093488        10,660,839.4368
01/01/2017 to 12/31/2017        12.093488         13.752054         9,150,004.4000
01/01/2018 to 12/31/2018        13.752054         12.560227         8,608,241.9395
--------------------------      ---------         ---------       ----------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.023606         12.978336         2,505,048.0600
01/01/2010 to 12/31/2010        12.978336         14.229112         2,745,255.7489
01/01/2011 to 12/31/2011        14.229112         12.503286         3,047,612.0746
01/01/2012 to 12/31/2012        12.503286         14.359545         2,858,859.2081
01/01/2013 to 12/31/2013        14.359545         16.853046         2,531,598.9555
01/01/2014 to 12/31/2014        16.853046         15.432901         2,475,053.5685
01/01/2015 to 12/31/2015        15.432901         14.918516         2,723,516.5361
01/01/2016 to 12/31/2016        14.918516         14.553201         2,386,049.9262
01/01/2017 to 12/31/2017        14.553201         18.355456         2,248,775.2042
01/01/2018 to 12/31/2018        18.355456         15.534404         2,125,347.5969
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159         1,080,901.1083
01/01/2015 to 12/31/2015         1.034159          0.962001         2,332,730.1958
01/01/2016 to 12/31/2016         0.962001          1.052040        21,845,430.0938
01/01/2017 to 12/31/2017         1.052040          1.165823        29,116,806.3553
01/01/2018 to 12/31/2018         1.165823          1.060121        22,049,426.3564
--------------------------       --------          --------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.011145         12.792237         7,522,791.9800
01/01/2010 to 12/31/2010        12.792237         13.566288        13,473,053.6521
01/01/2011 to 12/31/2011        13.566288         14.839021        17,898,718.0379
01/01/2012 to 12/31/2012        14.839021         15.935720        18,431,961.4059
01/01/2013 to 12/31/2013        15.935720         14.228159        16,713,454.6149
01/01/2014 to 12/31/2014        14.228159         14.407427        14,504,602.9643
01/01/2015 to 12/31/2015        14.407427         13.737772        12,764,062.5549
01/01/2016 to 12/31/2016        13.737772         14.193534        12,303,340.1506
01/01/2017 to 12/31/2017        14.193534         14.453257        12,595,611.3928
01/01/2018 to 12/31/2018        14.453257         13.879957        11,369,237.2218
--------------------------      ---------         ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.993376         15.092548        14,986,739.7700
01/01/2010 to 12/31/2010        15.092548         16.066604        29,094,199.3777
01/01/2011 to 12/31/2011        16.066604         16.313447        39,787,271.9600
01/01/2012 to 12/31/2012        16.313447         17.541477        36,029,296.4639
01/01/2013 to 12/31/2013        17.541477         16.932391        34,196,415.6559
01/01/2014 to 12/31/2014        16.932391         17.362147        29,595,026.7050
01/01/2015 to 12/31/2015        17.362147         17.087425        26,029,213.2102
01/01/2016 to 12/31/2016        17.087425         17.255064        23,677,187.0288
01/01/2017 to 12/31/2017        17.255064         17.746218        24,172,960.7729
01/01/2018 to 12/31/2018        17.746218         17.422871        21,617,123.6959
--------------------------      ---------         ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134         2,219,412.7490
01/01/2014 to 12/31/2014        10.738134         11.480851         4,368,871.6091
01/01/2015 to 12/31/2015        11.480851         11.157230         7,586,158.4573
01/01/2016 to 12/31/2016        11.157230         11.481478         7,415,399.7449
01/01/2017 to 12/31/2017        11.481478         13.160991         6,890,516.1150
01/01/2018 to 04/30/2018        13.160991         12.579190                 0.0000
--------------------------      ---------         ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681        27,707,831.7718
01/01/2013 to 12/31/2013         1.066681          1.155891        61,183,738.7605
01/01/2014 to 12/31/2014         1.155891          1.225580        69,105,550.2235
01/01/2015 to 12/31/2015         1.225580          1.195524        81,929,589.4556
01/01/2016 to 12/31/2016         1.195524          1.243060        72,573,943.1567
01/01/2017 to 12/31/2017         1.243060          1.398277        64,899,823.8292
01/01/2018 to 12/31/2018         1.398277          1.246292       102,450,448.9948
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.515568         10.466056       11,919,749.4100
01/01/2010 to 12/31/2010        10.466056         11.560613       33,736,854.2981
01/01/2011 to 12/31/2011        11.560613         11.498218       42,532,323.8269
01/01/2012 to 12/31/2012        11.498218         12.768225       42,261,072.3529
01/01/2013 to 12/31/2013        12.768225         14.190487       38,304,344.3710
01/01/2014 to 12/31/2014        14.190487         14.776889       34,696,919.8983
01/01/2015 to 12/31/2015        14.776889         14.256839       30,487,447.6602
01/01/2016 to 12/31/2016        14.256839         14.842093       26,765,301.6457
01/01/2017 to 12/31/2017        14.842093         16.923820       24,180,640.4183
01/01/2018 to 12/31/2018        16.923820         15.567926       21,694,481.0913
--------------------------      ---------         ---------       ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.807073          9.918888        4,762,178.3700
01/01/2010 to 12/31/2010         9.918888         11.143167        8,735,567.0991
01/01/2011 to 12/31/2011        11.143167         10.733165       11,750,298.2309
01/01/2012 to 12/31/2012        10.733165         12.149667       12,083,001.6628
01/01/2013 to 12/31/2013        12.149667         14.117733       11,707,479.4091
01/01/2014 to 12/31/2014        14.117733         14.640983       11,027,334.2642
01/01/2015 to 12/31/2015        14.640983         14.075594       11,222,115.7110
01/01/2016 to 12/31/2016        14.075594         14.805146       10,158,298.3245
01/01/2017 to 12/31/2017        14.805146         17.431987        9,323,237.6892
01/01/2018 to 12/31/2018        17.431987         15.653310        8,222,239.5923
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        35.835219         41.752965          846,954.6800
01/01/2010 to 12/31/2010        41.752965         48.083757        1,017,175.9859
01/01/2011 to 12/31/2011        48.083757         45.424321        1,197,196.4639
01/01/2012 to 12/31/2012        45.424321         52.736011        1,129,521.2294
01/01/2013 to 12/31/2013        52.736011         69.428476        1,125,758.7403
01/01/2014 to 12/31/2014        69.428476         77.400632        1,243,644.7347
01/01/2015 to 12/31/2015        77.400632         73.440558        1,100,614.7918
01/01/2016 to 12/31/2016        73.440558         83.798318          974,383.0072
01/01/2017 to 12/31/2017        83.798318         96.449679          890,446.9484
01/01/2018 to 12/31/2018        96.449679         86.217746          828,838.7002
--------------------------      ---------         ---------       ---------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.714148          8.180563        6,167,310.0000
01/01/2010 to 12/31/2010         8.180563         10.279530       10,323,917.6858
01/01/2011 to 12/31/2011        10.279530          9.950007       12,077,166.7716
01/01/2012 to 12/31/2012         9.950007         11.131006       11,953,950.7466
01/01/2013 to 12/31/2013        11.131006         14.961377       11,316,125.2900
01/01/2014 to 12/31/2014        14.961377         16.604830        9,082,457.5008
01/01/2015 to 12/31/2015        16.604830         17.431812        7,020,155.1847
01/01/2016 to 12/31/2016        17.431812         18.221442        6,312,127.1308
01/01/2017 to 12/31/2017        18.221442         22.370302        5,626,048.5219
01/01/2018 to 12/31/2018        22.370302         21.530857        4,948,072.3905
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        16.220286         20.198467          693,465.0900
01/01/2010 to 12/31/2010        20.198467         24.952498        1,148,547.5040
01/01/2011 to 12/31/2011        24.952498         23.649057        1,517,730.6338
01/01/2012 to 12/31/2012        23.649057         26.692113        1,406,934.0603
01/01/2013 to 12/31/2013        26.692113         34.229277        1,173,543.4381
01/01/2014 to 12/31/2014        34.229277         36.934398        1,077,254.9885
01/01/2015 to 12/31/2015        36.934398         33.083553        1,543,775.1148
01/01/2016 to 12/31/2016        33.083553         37.606365        1,449,861.3857
01/01/2017 to 12/31/2017        37.606365         40.517902        1,252,705.1797
01/01/2018 to 12/31/2018        40.517902         35.825404          792,615.5867
--------------------------      ---------         ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.621978         12.528083          740,490.3700
01/01/2010 to 12/31/2010        12.528083         15.317038        1,122,811.4202
01/01/2011 to 12/31/2011        15.317038         14.125705        1,841,910.7858
01/01/2012 to 12/31/2012        14.125705         16.418830        1,780,985.6990
01/01/2013 to 12/31/2013        16.418830         21.434056        1,769,445.9103
01/01/2014 to 12/31/2014        21.434056         23.884333        1,801,609.3577
01/01/2015 to 12/31/2015        23.884333         21.361815        1,417,637.1119
01/01/2016 to 12/31/2016        21.361815         23.794257        1,186,878.6955
01/01/2017 to 12/31/2017        23.794257         25.944391        1,043,830.3702
01/01/2018 to 12/31/2018        25.944391         22.137023        1,449,762.8071
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979        9,510,032.0686
01/01/2014 to 12/31/2014         9.933979          9.449439        8,627,497.5064
01/01/2015 to 12/31/2015         9.449439          9.097637        7,599,072.9838
01/01/2016 to 12/31/2016         9.097637          9.405442        6,920,294.9284
01/01/2017 to 12/31/2017         9.405442         12.486203        6,009,788.4597
01/01/2018 to 12/31/2018        12.486203         10.174561        6,006,659.9775
--------------------------      ---------         ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.046592          8.483058        7,312,566.2600
01/01/2010 to 12/31/2010         8.483058          8.923930       12,579,534.7041
01/01/2011 to 12/31/2011         8.923930          7.527931       13,399,214.1243
01/01/2012 to 12/31/2012         7.527931          8.699940       11,646,718.6266
01/01/2013 to 04/26/2013         8.699940          9.017323                0.0000
--------------------------      ---------         ---------       ---------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.686830         10.543830       12,196,487.2100
01/01/2010 to 12/31/2010        10.543830         10.376466        9,926,608.1447
01/01/2011 to 12/31/2011        10.376466         10.212206       11,072,969.3254
01/01/2012 to 12/31/2012        10.212206         10.049225       10,719,660.9757
01/01/2013 to 12/31/2013        10.049225          9.889713        8,363,158.2263
01/01/2014 to 12/31/2014         9.889713          9.732732        7,075,066.4450
01/01/2015 to 12/31/2015         9.732732          9.578243        7,140,713.0665
01/01/2016 to 12/31/2016         9.578243          9.436777        6,183,642.8811
01/01/2017 to 12/31/2017         9.436777          9.346335        4,913,584.0713
01/01/2018 to 12/31/2018         9.346335          9.339633        6,208,315.4689
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.698319      13.950796              563,826.5391
01/01/2015 to 12/31/2015        13.950796      13.648964            1,152,012.5092
01/01/2016 to 12/31/2016        13.648964      14.040820            1,929,255.7281
01/01/2017 to 12/31/2017        14.040820      14.776512            1,565,622.4169
01/01/2018 to 12/31/2018        14.776512      14.161020            1,550,242.3153
--------------------------      ---------      ---------            --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         9.043675      10.938981           35,822,703.2600
01/01/2010 to 12/31/2010        10.938981      11.939096           46,766,483.9356
01/01/2011 to 12/31/2011        11.939096      11.958591           56,953,473.0193
01/01/2012 to 12/31/2012        11.958591      13.051863           53,249,354.7597
01/01/2013 to 12/31/2013        13.051863      14.010940           39,451,198.0410
01/01/2014 to 04/25/2014        14.010940      14.117312                    0.0000
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.744835      10.851048           47,102,088.9500
01/01/2010 to 12/31/2010        10.851048      12.003012           66,591,166.6119
01/01/2011 to 12/31/2011        12.003012      11.799088           73,833,971.7341
01/01/2012 to 12/31/2012        11.799088      13.049943           71,932,469.4054
01/01/2013 to 12/31/2013        13.049943      14.669803           64,934,171.0887
01/01/2014 to 04/25/2014        14.669803      14.725478                    0.0000
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.292191      14.672253           86,939,295.6594
01/01/2015 to 12/31/2015        14.672253      14.284376           73,907,082.1789
01/01/2016 to 12/31/2016        14.284376      14.913452           65,797,094.4019
01/01/2017 to 12/31/2017        14.913452      16.239397           57,438,769.3114
01/01/2018 to 12/31/2018        16.239397      15.276927           50,555,911.0512
--------------------------      ---------      ---------           ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.346747      10.541860          104,502,888.2200
01/01/2010 to 12/31/2010        10.541860      11.784043          142,603,503.4518
01/01/2011 to 12/31/2011        11.784043      11.399904          160,650,833.8996
01/01/2012 to 12/31/2012        11.399904      12.780853          149,086,615.8459
01/01/2013 to 12/31/2013        12.780853      15.020517          141,895,606.9303
01/01/2014 to 04/25/2014        15.020517      15.032150                    0.0000
--------------------------      ---------      ---------          ----------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.697744      15.202924          133,627,757.7120
01/01/2015 to 12/31/2015        15.202924      14.771918          119,686,780.2219
01/01/2016 to 12/31/2016        14.771918      15.570381          108,866,062.8588
01/01/2017 to 12/31/2017        15.570381      17.581357           99,074,884.0032
01/01/2018 to 12/31/2018        17.581357      16.241134           89,413,380.7999
--------------------------      ---------      ---------          ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.019935      10.268189          106,147,288.4600
01/01/2010 to 12/31/2010        10.268189      11.670563          104,273,060.4370
01/01/2011 to 12/31/2011        11.670563      11.040799           99,394,776.5685
01/01/2012 to 12/31/2012        11.040799      12.572620           90,779,048.8981
01/01/2013 to 12/31/2013        12.572620      15.579528          107,374,592.6942
01/01/2014 to 04/25/2014        15.579528      15.506799                    0.0000
--------------------------      ---------      ---------          ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.023948          8.886076        18,536,405.3600
01/01/2010 to 12/31/2010         8.886076          9.623600        22,821,942.0395
01/01/2011 to 12/31/2011         9.623600          9.304422        25,060,696.5737
01/01/2012 to 12/31/2012         9.304422         10.632302        23,409,036.2325
01/01/2013 to 04/26/2013        10.632302         11.438970                 0.0000
--------------------------      ---------         ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.671265         15.263092       103,734,367.4549
01/01/2015 to 12/31/2015        15.263092         14.766037        96,287,185.9515
01/01/2016 to 12/31/2016        14.766037         15.714653        87,872,329.6447
01/01/2017 to 12/31/2017        15.714653         18.429430        80,629,201.6825
01/01/2018 to 12/31/2018        18.429430         16.664108        73,368,495.8843
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.669445         12.046789         1,959,100.5900
01/01/2010 to 12/31/2010        12.046789         13.605577         2,246,307.1412
01/01/2011 to 12/31/2011        13.605577         14.259132         2,405,677.2515
01/01/2012 to 12/31/2012        14.259132         15.656726         2,314,695.9080
01/01/2013 to 12/31/2013        15.656726         21.033729         2,794,132.8258
01/01/2014 to 12/31/2014        21.033729         21.046356         2,130,399.7224
01/01/2015 to 12/31/2015        21.046356         18.710435         1,788,390.6125
01/01/2016 to 12/31/2016        18.710435         22.584505         1,769,274.3130
01/01/2017 to 12/31/2017        22.584505         25.014165         1,556,289.1046
01/01/2018 to 12/31/2018        25.014165         21.312143         1,328,532.3135
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.132460         14.231178           231,419.3700
01/01/2010 to 12/31/2010        14.231178         17.169192           478,689.6068
01/01/2011 to 12/31/2011        17.169192         14.150930         1,136,729.2276
01/01/2012 to 12/31/2012        14.150930         16.418403         1,172,477.7883
01/01/2013 to 12/31/2013        16.418403         20.617768         1,151,395.6683
01/01/2014 to 12/31/2014        20.617768         18.932119           850,541.1725
01/01/2015 to 12/31/2015        18.932119         19.703879         1,033,347.3821
01/01/2016 to 12/31/2016        19.703879         20.520943           818,527.4178
01/01/2017 to 12/31/2017        20.520943         26.345304           791,382.5649
01/01/2018 to 12/31/2018        26.345304         20.593947           816,995.0109
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        22.348644         22.717309           595,450.1546
01/01/2017 to 12/31/2017        22.717309         26.563097           684,390.2421
01/01/2018 to 12/31/2018        26.563097         26.046865           509,938.2468
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675            50,492.4300
01/01/2010 to 12/31/2010        15.910675         18.152803           183,053.7148
01/01/2011 to 12/31/2011        18.152803         16.994843           385,799.7252
01/01/2012 to 12/31/2012        16.994843         18.459187           317,678.7706
01/01/2013 to 12/31/2013        18.459187         24.109085           301,646.3134
01/01/2014 to 12/31/2014        24.109085         26.320086           275,691.3311
01/01/2015 to 12/31/2015        26.320086         25.837392           297,205.4542
01/01/2016 to 04/29/2016        25.837392         25.981652                 0.0000
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.837446         11.465284        6,692,024.0200
01/01/2010 to 12/31/2010        11.465284         12.616731        9,559,935.7794
01/01/2011 to 12/31/2011        12.616731         11.897951       11,623,787.1092
01/01/2012 to 12/31/2012        11.897951         13.195256        8,281,585.1884
01/01/2013 to 12/31/2013        13.195256         17.339828        7,269,411.6600
01/01/2014 to 12/31/2014        17.339828         18.847262        5,993,786.8385
01/01/2015 to 12/31/2015        18.847262         18.968511        5,114,302.9239
01/01/2016 to 12/31/2016        18.968511         20.002581        4,617,009.3568
01/01/2017 to 12/31/2017        20.002581         23.410545        3,915,407.5790
01/01/2018 to 12/31/2018        23.410545         22.979484        3,319,187.9971
--------------------------      ---------         ---------       ---------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771        1,128,313.9244
01/01/2014 to 12/31/2014        17.563771         19.164892          965,133.5507
01/01/2015 to 12/31/2015        19.164892         19.351862          855,913.7103
01/01/2016 to 12/31/2016        19.351862         20.026964          796,690.5476
01/01/2017 to 12/31/2017        20.026964         24.624744          700,970.3624
01/01/2018 to 12/31/2018        24.624744         22.801743          610,913.4944
--------------------------      ---------         ---------       ---------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.893597         11.432244          805,080.0500
01/01/2010 to 12/31/2010        11.432244         14.307007        1,377,992.4963
01/01/2011 to 12/31/2011        14.307007         13.029205        1,546,545.7423
01/01/2012 to 12/31/2012        13.029205         13.593123        1,453,352.4889
01/01/2013 to 04/26/2013        13.593123         14.658279                0.0000
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.043615         11.047751        3,164,614.9000
01/01/2010 to 12/31/2010        11.047751         12.102568        4,565,387.5956
01/01/2011 to 12/31/2011        12.102568         11.937269        4,566,938.2004
01/01/2012 to 12/31/2012        11.937269         13.574315        6,670,324.1565
01/01/2013 to 12/31/2013        13.574315         18.265927        5,887,204.3642
01/01/2014 to 12/31/2014        18.265927         19.547699        4,674,978.0451
01/01/2015 to 12/31/2015        19.547699         21.264970        3,988,450.4442
01/01/2016 to 12/31/2016        21.264970         20.900277        3,680,331.3896
01/01/2017 to 12/31/2017        20.900277         28.177936        3,047,748.0087
01/01/2018 to 12/31/2018        28.177936         27.759751        2,781,377.6831
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.715558          6.932672        1,672,412.1400
01/01/2010 to 12/31/2010         6.932672          7.872314        1,881,270.2096
01/01/2011 to 12/31/2011         7.872314          7.450121        2,575,409.6215
01/01/2012 to 12/31/2012         7.450121          8.260356        3,798,093.6793
01/01/2013 to 04/26/2013         8.260356          8.871479                0.0000
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.416942          7.660736        1,915,241.2800
01/01/2010 to 12/31/2010         7.660736          8.247628        1,610,111.5628
01/01/2011 to 12/31/2011         8.247628          8.004920        1,408,321.2504
01/01/2012 to 04/27/2012         8.004920          8.999645                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        14.105861      14.593884            499,157.7100
01/01/2010 to 12/31/2010        14.593884      15.173825          1,739,555.0592
01/01/2011 to 12/31/2011        15.173825      16.001403          2,687,683.1733
01/01/2012 to 12/31/2012        16.001403      16.310287          2,802,228.6208
01/01/2013 to 12/31/2013        16.310287      15.638812          3,077,976.0919
01/01/2014 to 12/31/2014        15.638812      16.230879          3,844,597.0619
01/01/2015 to 12/31/2015        16.230879      15.964250          4,019,935.4791
01/01/2016 to 12/31/2016        15.964250      16.038659          4,721,677.7542
01/01/2017 to 12/31/2017        16.038659      16.248460          4,452,606.0035
01/01/2018 to 12/31/2018        16.248460      15.910625          4,336,359.4008
--------------------------      ---------      ---------          --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608      13.552069            118,539.4600
01/01/2010 to 12/31/2010        13.552069      16.793842            648,611.1273
01/01/2011 to 12/31/2011        16.793842      16.157675          1,005,271.2800
01/01/2012 to 12/31/2012        16.157675      18.645282          1,021,895.6564
01/01/2013 to 12/31/2013        18.645282      24.359398          1,172,069.4897
01/01/2014 to 12/31/2014        24.359398      26.181194            981,736.8184
01/01/2015 to 12/31/2015        26.181194      25.075747            896,255.7947
01/01/2016 to 12/31/2016        25.075747      29.633721          1,117,165.3618
01/01/2017 to 12/31/2017        29.633721      33.715240          1,055,188.6949
01/01/2018 to 12/31/2018        33.715240      29.340250            943,998.7895
--------------------------      ---------      ---------          --------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620      11.629649            276,122.5100
01/01/2010 to 12/31/2010        11.629649      12.333790            972,025.6581
01/01/2011 to 12/31/2011        12.333790      10.602515          1,394,394.5687
01/01/2012 to 12/31/2012        10.602515      12.305116          1,425,138.7966
01/01/2013 to 12/31/2013        12.305116      14.705830          2,182,028.8368
01/01/2014 to 12/31/2014        14.705830      13.556208          1,719,591.8556
01/01/2015 to 12/31/2015        13.556208      13.166143          1,549,809.9486
01/01/2016 to 12/31/2016        13.166143      13.082675          1,738,603.1657
01/01/2017 to 12/31/2017        13.082675      16.035829          1,680,768.4185
01/01/2018 to 12/31/2018        16.035829      13.551212          1,630,250.7562
--------------------------      ---------      ---------          --------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841      13.769524            164,469.9500
01/01/2010 to 12/31/2010        13.769524      17.148383            550,320.6355
01/01/2011 to 12/31/2011        17.148383      16.146327            855,334.9536
01/01/2012 to 12/31/2012        16.146327      18.422276          1,685,213.0089
01/01/2013 to 12/31/2013        18.422276      25.041316          2,002,572.9835
01/01/2014 to 12/31/2014        25.041316      25.809501          1,920,436.8017
01/01/2015 to 12/31/2015        25.809501      24.247567          1,659,015.5462
01/01/2016 to 12/31/2016        24.247567      28.856113          1,477,064.7943
01/01/2017 to 12/31/2017        28.856113      32.460147          1,313,482.3350
01/01/2018 to 12/31/2018        32.460147      28.362526          1,313,097.6715
--------------------------      ---------      ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.387811         10.394336       2,681,610.7900
01/01/2010 to 12/31/2010        10.394336         11.711724       3,718,434.0546
01/01/2011 to 12/31/2011        11.711724         11.714693       4,680,539.4312
01/01/2012 to 12/31/2012        11.714693         13.306407       8,182,353.3578
01/01/2013 to 12/31/2013        13.306407         17.246284       7,730,082.8252
01/01/2014 to 12/31/2014        17.246284         19.195741       8,396,768.1396
01/01/2015 to 12/31/2015        19.195741         19.063589       7,060,475.2011
01/01/2016 to 12/31/2016        19.063589         20.896502       7,180,217.7039
01/01/2017 to 12/31/2017        20.896502         24.932295       6,467,082.3570
01/01/2018 to 12/31/2018        24.932295         23.349064       6,064,462.1787
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       2,750,496.3248
01/01/2014 to 12/31/2014        21.408098         23.293524       2,346,845.1678
01/01/2015 to 12/31/2015        23.293524         22.840233       2,515,024.9543
01/01/2016 to 12/31/2016        22.840233         25.646065       2,485,640.9697
01/01/2017 to 12/31/2017        25.646065         29.677927       2,307,897.3167
01/01/2018 to 12/31/2018        29.677927         26.213290       1,989,767.0402
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.591041          8.100526       2,256,920.6800
01/01/2010 to 12/31/2010         8.100526          8.850782       4,271,011.2483
01/01/2011 to 12/31/2011         8.850782          8.662946       5,654,915.2939
01/01/2012 to 12/31/2012         8.662946          9.711073       5,308,782.0653
01/01/2013 to 04/26/2013         9.711073         10.630851               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.128842         20.114182       1,598,041.2487
01/01/2014 to 12/31/2014        20.114182         19.735424       1,307,671.8845
01/01/2015 to 12/31/2015        19.735424         19.495968       1,336,439.4616
01/01/2016 to 12/31/2016        19.495968         22.715765         988,599.7866
01/01/2017 to 12/31/2017        22.715765         25.818780         921,421.1904
01/01/2018 to 12/31/2018        25.818780         23.631835         791,121.9201
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.404391         12.657453         913,996.5400
01/01/2010 to 12/31/2010        12.657453         15.304151       1,447,375.1300
01/01/2011 to 12/31/2011        15.304151         14.267044       1,716,422.4719
01/01/2012 to 12/31/2012        14.267044         14.781499       2,548,685.0174
01/01/2013 to 04/26/2013        14.781499         16.017029               0.0000
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.976332          8.797002       5,140,758.0265
01/01/2014 to 12/31/2014         8.797002          9.421466       4,326,766.9005
01/01/2015 to 12/31/2015         9.421466         10.246647       7,090,363.9751
01/01/2016 to 12/31/2016        10.246647         10.238470       5,087,996.1216
01/01/2017 to 12/31/2017        10.238470         13.449678       4,813,527.3408
01/01/2018 to 12/31/2018        13.449678         13.082255       4,966,395.8403
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.452721          5.401862       2,204,224.7400
01/01/2010 to 12/31/2010         5.401862          6.788240       3,369,236.5374
01/01/2011 to 12/31/2011         6.788240          6.019635       4,036,635.1840
01/01/2012 to 12/31/2012         6.019635          6.641436       4,381,005.8468
01/01/2013 to 04/26/2013         6.641436          6.940676               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537         461,062.9700
01/01/2010 to 12/31/2010        14.752537         18.732453       1,440,360.9844
01/01/2011 to 12/31/2011        18.732453         15.361565       2,694,757.3476
01/01/2012 to 12/31/2012        15.361565         15.506197       2,676,920.9657
01/01/2013 to 12/31/2013        15.506197         16.901273       2,193,450.1679
01/01/2014 to 12/31/2014        16.901273         13.501963       2,240,461.3041
01/01/2015 to 12/31/2015        13.501963          8.934732       2,736,994.4456
01/01/2016 to 12/31/2016         8.934732         12.638993       2,320,262.9374
01/01/2017 to 12/31/2017        12.638993         12.346767       2,277,487.9671
01/01/2018 to 12/31/2018        12.346767          8.644100       2,258,963.2505
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       1,215,644.8390
01/01/2017 to 12/31/2017        29.758273         31.610434       1,193,112.5632
01/01/2018 to 12/31/2018        31.610434         29.854206       1,038,322.5468
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        15.364880         20.681522       1,678,515.3600
01/01/2010 to 12/31/2010        20.681522         22.992317       2,010,954.2270
01/01/2011 to 12/31/2011        22.992317         23.637185       1,863,668.7506
01/01/2012 to 12/31/2012        23.637185         26.271639       1,745,261.4744
01/01/2013 to 12/31/2013        26.271639         27.917604       1,586,715.8781
01/01/2014 to 12/31/2014        27.917604         28.801230       1,341,892.8943
01/01/2015 to 12/31/2015        28.801230         27.727745       1,189,644.3466
01/01/2016 to 04/29/2016        27.727745         28.551710               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        29.315106         30.392485         543,331.0351
01/01/2017 to 12/31/2017        30.392485         32.299917         472,680.2802
01/01/2018 to 12/31/2018        32.299917         30.539851         412,821.9361
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.776604         12.353553         406,554.8609
01/01/2011 to 12/31/2011        12.353553         12.578305       1,340,368.7356
01/01/2012 to 12/31/2012        12.578305         13.795504       1,519,530.9219
01/01/2013 to 12/31/2013        13.795504         13.768082       1,584,453.9428
01/01/2014 to 12/31/2014        13.768082         14.151507       1,528,006.8844
01/01/2015 to 12/31/2015        14.151507         13.723918       1,376,343.9184
01/01/2016 to 04/29/2016        13.723918         14.054991               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.821074         16.205260       1,245,877.9000
01/01/2010 to 12/31/2010        16.205260         16.824014       2,141,454.3756
01/01/2011 to 12/31/2011        16.824014         17.429548       2,728,177.3143
01/01/2012 to 12/31/2012        17.429548         17.674177       2,663,283.4393
01/01/2013 to 12/31/2013        17.674177         17.236178       2,471,433.1772
01/01/2014 to 12/31/2014        17.236178         17.395157       2,042,554.2656
01/01/2015 to 12/31/2015        17.395157         17.171609       1,884,724.0816
01/01/2016 to 12/31/2016        17.171609         17.071639       1,819,795.4108
01/01/2017 to 12/31/2017        17.071639         17.082986       1,822,865.1261
01/01/2018 to 12/31/2018        17.082986         16.927627       1,818,387.3520

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B)* (formerly        consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B)* (formerly        Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus II or GMIB Plus I riders, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]







(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]

     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)




[GRAPHIC APPEARS HERE]







  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus III


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







      *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus III


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]







(7) Required Minimum Distribution Examples -- GMIB Plus III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9)of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2017 ($6,000)or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual

         Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August
        2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

      No Withdrawals
      --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2019             $100,000
    B    Account Value                           9/1/2020 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2020             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2020             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2020          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2021 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2021             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2021          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2021             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2021             $  9,000
    G    Percentage Reduction in Account                 9/2/2021                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2021             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2021          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2021          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2021             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with the EDB Max I rider or certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit -- Optional Death Benefit -- EDB Max I" and "Death
Benefit -- Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                    SERIES L

                               SERIES L - 4 YEAR
            (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7, 2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


SAI-0419BLICL&L4
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  SERVICES.................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  Series L.................................................   13
  Series L-4 Year..........................................  103
  FINANCIAL STATEMENTS.....................................  163

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account A (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $604,739,251          $0
  2017        $599,512,866          $0
  2016        $568,161,672          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC


J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by

     "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental
Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

SERIES L





                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.188418          10.515091         2,489,516.7994
01/01/2013 to 12/31/2013         10.515091          11.490127         2,751,214.2791
01/01/2014 to 12/31/2014         11.490127          12.126533         2,652,237.2940
01/01/2015 to 12/31/2015         12.126533          11.991176         2,393,120.0520
01/01/2016 to 12/31/2016         11.991176          12.212986         2,152,854.0267
01/01/2017 to 12/31/2017         12.212986          13.642936         1,988,551.2825
01/01/2018 to 12/31/2018         13.642936          12.476909         1,785,405.6553
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.997179           8.896655        10,293,389.5600
01/01/2010 to 12/31/2010          8.896655           9.810440        21,471,380.9199
01/01/2011 to 12/31/2011          9.810440           9.440218        26,028,931.6701
01/01/2012 to 12/31/2012          9.440218          10.535816        25,190,679.4745
01/01/2013 to 12/31/2013         10.535816          12.277863        23,450,874.0153
01/01/2014 to 12/31/2014         12.277863          12.801090        22,135,010.7886
01/01/2015 to 12/31/2015         12.801090          12.496508        20,393,920.3921
01/01/2016 to 12/31/2016         12.496508          13.245376        18,652,915.8744
01/01/2017 to 12/31/2017         13.245376          15.217947        17,057,693.1908
01/01/2018 to 12/31/2018         15.217947          14.314982        15,201,981.9558
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.346661           8.363656         6,756,610.9300
01/01/2010 to 12/31/2010          8.363656           9.331438         8,466,800.2600
01/01/2011 to 12/31/2011          9.331438           8.740243         9,086,139.9113
01/01/2012 to 12/31/2012          8.740243           9.980552         8,399,828.4562
01/01/2013 to 12/31/2013          9.980552          12.276064         7,971,794.9904
01/01/2014 to 12/31/2014         12.276064          12.840078         7,538,994.7458
01/01/2015 to 12/31/2015         12.840078          12.528224         7,187,197.5870
01/01/2016 to 12/31/2016         12.528224          13.420501         6,629,168.0104
01/01/2017 to 12/31/2017         13.420501          16.011551         6,093,421.5399
01/01/2018 to 12/31/2018         16.011551          14.832065         5,505,299.0622
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.747760           7.848451         2,247,245.6800
01/01/2010 to 12/31/2010          7.848451           9.130326         4,575,031.9824
01/01/2011 to 12/31/2011          9.130326           8.563666         5,749,368.9719
01/01/2012 to 12/31/2012          8.563666           9.884458         5,235,848.3052
01/01/2013 to 12/31/2013          9.884458          12.612403         4,582,059.9442
01/01/2014 to 12/31/2014         12.612403          13.414557         4,173,638.0728
01/01/2015 to 12/31/2015         13.414557          14.044549         3,686,234.8265
01/01/2016 to 12/31/2016         14.044549          15.064238         3,278,820.8118
01/01/2017 to 12/31/2017         15.064238          18.943568         2,818,431.7624
01/01/2018 to 12/31/2018         18.943568          18.529538         2,297,668.3563
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.669513           9.304391         6,368,690.6800
01/01/2010 to 12/31/2010          9.304391          10.053851        13,041,607.9264
01/01/2011 to 12/31/2011         10.053851           9.903644        16,009,772.8623
01/01/2012 to 12/31/2012          9.903644          10.791138        15,017,982.1537
01/01/2013 to 12/31/2013         10.791138          12.043688        13,996,886.5522
01/01/2014 to 12/31/2014         12.043688          12.562312        13,317,268.1295
01/01/2015 to 12/31/2015         12.562312          12.260885        12,275,950.4535
01/01/2016 to 12/31/2016         12.260885          12.899594        11,453,314.7527
01/01/2017 to 12/31/2017         12.899594          14.327049        10,484,312.8834
01/01/2018 to 12/31/2018         14.327049          13.603227         9,115,415.0444
--------------------------       ---------          ---------        ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.118844          11.501942         4,556,217.8581
01/01/2013 to 12/31/2013         11.501942          10.924562         3,197,594.3274
01/01/2014 to 12/31/2014         10.924562          11.169773         2,621,849.8180
01/01/2015 to 12/31/2015         11.169773           9.930173         2,051,797.0886
01/01/2016 to 12/31/2016          9.930173          10.637649         1,788,235.6642
01/01/2017 to 12/31/2017         10.637649          11.484040         1,675,499.1643
01/01/2018 to 12/31/2018         11.484040          10.572667         1,447,894.7112
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.944106          10.245474         5,682,504.0484
01/01/2013 to 12/31/2013         10.245474          11.111140         5,859,501.0951
01/01/2014 to 12/31/2014         11.111140          11.570088         5,587,177.4901
01/01/2015 to 12/31/2015         11.570088          11.362683         5,228,519.9425
01/01/2016 to 12/31/2016         11.362683          11.666197         4,945,999.1891
01/01/2017 to 12/31/2017         11.666197          12.996573         4,532,264.0264
01/01/2018 to 12/31/2018         12.996573          11.858421         4,131,469.0630
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.120372          17.474901           327,806.6500
01/01/2010 to 12/31/2010         17.474901          19.890213           788,288.0125
01/01/2011 to 12/31/2011         19.890213          20.014124         1,011,378.2234
01/01/2012 to 12/31/2012         20.014124          22.929971         1,045,000.6954
01/01/2013 to 12/31/2013         22.929971          24.647538           908,381.6148
01/01/2014 to 12/31/2014         24.647538          25.030585           796,267.9938
01/01/2015 to 12/31/2015         25.030585          23.612687           743,748.8963
01/01/2016 to 12/31/2016         23.612687          26.459687           681,935.5189
01/01/2017 to 12/31/2017         26.459687          28.033530           624,615.7306
01/01/2018 to 12/31/2018         28.033530          26.766535           530,240.7180
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.626229           9.945388         1,240,762.7700
01/01/2010 to 12/31/2010          9.945388          11.391304         2,106,923.1067
01/01/2011 to 12/31/2011         11.391304          10.552787         2,220,944.2706
01/01/2012 to 12/31/2012         10.552787          12.110842         1,984,721.5521
01/01/2013 to 12/31/2013         12.110842          15.420093         1,811,984.6478
01/01/2014 to 12/31/2014         15.420093          15.931601         1,676,275.5648
01/01/2015 to 12/31/2015         15.931601          15.348487         1,516,079.5841
01/01/2016 to 12/31/2016         15.348487          16.444579         1,351,619.9371
01/01/2017 to 12/31/2017         16.444579          19.876267         1,196,942.1476
01/01/2018 to 12/31/2018         19.876267          17.572664         1,109,070.2745
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.970977          10.412592        4,610,625.8173
01/01/2013 to 12/31/2013         10.412592          11.707308        5,876,254.4818
01/01/2014 to 12/31/2014         11.707308          12.620486        6,398,379.6528
01/01/2015 to 12/31/2015         12.620486          11.900565        6,222,574.3207
01/01/2016 to 12/31/2016         11.900565          12.678679        6,500,475.3423
01/01/2017 to 12/31/2017         12.678679          14.750840        6,294,408.0503
01/01/2018 to 12/31/2018         14.750840          13.433206        5,834,661.6044
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.800706          14.670540          443,841.5300
01/01/2010 to 12/31/2010         14.670540          17.293298          727,732.7104
01/01/2011 to 12/31/2011         17.293298          15.474716          908,592.4096
01/01/2012 to 12/31/2012         15.474716          17.948868          851,467.2006
01/01/2013 to 12/31/2013         17.948868          23.372214          790,550.3876
01/01/2014 to 12/31/2014         23.372214          23.372395          735,750.1605
01/01/2015 to 12/31/2015         23.372395          21.735600          657,141.1571
01/01/2016 to 12/31/2016         21.735600          28.048371          574,348.8519
01/01/2017 to 12/31/2017         28.048371          30.803191          513,810.3719
01/01/2018 to 12/31/2018         30.803191          25.668063          471,142.4322
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.139902          10.198371        2,748,717.0400
01/01/2010 to 12/31/2010         10.198371          12.398539        4,550,671.5134
01/01/2011 to 12/31/2011         12.398539           9.909879        5,680,144.2117
01/01/2012 to 12/31/2012          9.909879          11.582864        6,256,584.2692
01/01/2013 to 12/31/2013         11.582864          10.820375        6,211,895.1230
01/01/2014 to 12/31/2014         10.820375           9.944246        5,811,017.4285
01/01/2015 to 12/31/2015          9.944246           8.426126        5,948,718.8919
01/01/2016 to 12/31/2016          8.426126           9.236944        5,491,253.4751
01/01/2017 to 12/31/2017          9.236944          11.654382        5,047,261.2010
01/01/2018 to 12/31/2018         11.654382           9.832048        4,704,850.8093
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997671          10.201985          330,586.0592
01/01/2011 to 12/31/2011         10.201985          10.231789          755,972.2877
01/01/2012 to 12/31/2012         10.231789          10.795791        1,017,298.2427
01/01/2013 to 12/31/2013         10.795791          11.020980        1,670,489.7784
01/01/2014 to 12/31/2014         11.020980          10.914961        1,688,148.2668
01/01/2015 to 12/31/2015         10.914961          10.641364        1,336,949.1815
01/01/2016 to 12/31/2016         10.641364          11.431700        1,167,799.0633
01/01/2017 to 12/31/2017         11.431700          11.652839          839,489.7520
01/01/2018 to 12/31/2018         11.652839          11.490918          905,232.6221
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987672           9.747194          203,514.7475
01/01/2012 to 12/31/2012          9.747194          10.003456          268,888.6722
01/01/2013 to 12/31/2013         10.003456           9.948991          842,121.5955
01/01/2014 to 12/31/2014          9.948991           9.884750        1,067,658.1562
01/01/2015 to 12/31/2015          9.884750           9.657634          929,701.4903
01/01/2016 to 12/31/2016          9.657634           9.792357          903,407.7489
01/01/2017 to 12/31/2017          9.792357           9.755947        1,251,925.1694
01/01/2018 to 12/31/2018          9.755947           9.632471        1,059,587.7391
--------------------------       ---------          ---------        --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           9.998137          10.875255         159,994.9400
01/01/2010 to 12/31/2010          10.875255          12.139976         384,190.2357
01/01/2011 to 12/31/2011          12.139976          11.896288         565,990.8630
01/01/2012 to 12/31/2012          11.896288          13.365653         509,251.8342
01/01/2013 to 12/31/2013          13.365653          13.276677         470,894.7273
01/01/2014 to 12/31/2014          13.276677          13.201749         439,916.5487
01/01/2015 to 12/31/2015          13.201749          12.439278         409,222.3721
01/01/2016 to 12/31/2016          12.439278          12.336560         375,016.7176
01/01/2017 to 12/31/2017          12.336560          12.146137         353,216.1017
01/01/2018 to 12/31/2018          12.146137          12.060082         304,230.0533
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.244955          12.246189       1,255,240.5900
01/01/2010 to 12/31/2010          12.246189          13.979123       1,913,320.3363
01/01/2011 to 12/31/2011          13.979123          12.976144       2,243,867.8951
01/01/2012 to 12/31/2012          12.976144          16.071691       2,261,717.4837
01/01/2013 to 12/31/2013          16.071691          16.361006       2,273,129.2513
01/01/2014 to 12/31/2014          16.361006          18.219333       2,128,236.0285
01/01/2015 to 12/31/2015          18.219333          17.661157       1,912,095.8970
01/01/2016 to 12/31/2016          17.661157          17.515237       1,751,839.5890
01/01/2017 to 12/31/2017          17.515237          19.071237       1,605,982.3023
01/01/2018 to 12/31/2018          19.071237          17.127041       1,453,241.6901
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.613253           6.030462         279,794.0100
01/01/2010 to 12/31/2010           6.030462           7.339169         655,401.0311
01/01/2011 to 12/31/2011           7.339169           7.450037       3,036,439.8021
01/01/2012 to 12/31/2012           7.450037           8.679293       3,035,060.3099
01/01/2013 to 12/31/2013           8.679293          12.424274       3,443,124.0501
01/01/2014 to 12/31/2014          12.424274          14.522602       3,924,069.9543
01/01/2015 to 12/31/2015          14.522602          13.701458       3,759,192.5462
01/01/2016 to 12/31/2016          13.701458          13.831577       3,416,373.7200
01/01/2017 to 12/31/2017          13.831577          16.102450       3,211,301.7941
01/01/2018 to 12/31/2018          16.102450          14.712204       2,637,117.7269
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         138.959822         142.621142          14,720.8926
01/01/2011 to 12/31/2011         142.621142         129.641895          38,054.5265
01/01/2012 to 12/31/2012         129.641895         156.141071          44,005.2471
01/01/2013 to 12/31/2013         156.141071         197.698607          42,000.2316
01/01/2014 to 04/25/2014         197.698607         205.670490               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.592839           6.229921         892,532.8900
01/01/2010 to 12/31/2010           6.229921           6.574211       1,455,151.7424
01/01/2011 to 04/29/2011           6.574211           6.983591               0.0000
--------------------------       ----------         ----------       --------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.740046          10.884172         583,942.3816
01/01/2013 to 12/31/2013          10.884172          10.217080         454,053.7341
01/01/2014 to 12/31/2014          10.217080          10.803915         462,621.1048
01/01/2015 to 12/31/2015          10.803915          10.667482         559,008.7993
01/01/2016 to 12/31/2016          10.667482          10.625822         626,587.7720
01/01/2017 to 12/31/2017          10.625822          10.718809         516,292.1740
01/01/2018 to 12/31/2018          10.718809          10.530304         436,972.2713
--------------------------       ----------         ----------       --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.121298          16.954259          656,508.6400
01/01/2010 to 12/31/2010         16.954259          19.405629        1,403,930.1126
01/01/2011 to 12/31/2011         19.405629          16.359204        1,954,195.2716
01/01/2012 to 12/31/2012         16.359204          20.786563        1,834,068.0056
01/01/2013 to 12/31/2013         20.786563          26.667256        1,633,723.6871
01/01/2014 to 12/31/2014         26.667256          24.699703        1,603,617.5386
01/01/2015 to 12/31/2015         24.699703          23.185213        1,543,926.4135
01/01/2016 to 12/31/2016         23.185213          24.658455        1,352,365.0909
01/01/2017 to 12/31/2017         24.658455          31.621070        1,229,788.2657
01/01/2018 to 12/31/2018         31.621070          23.632986        1,204,830.4399
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.045831        5,948,317.9927
01/01/2013 to 12/31/2013          1.045831           1.047337        5,882,305.5925
01/01/2014 to 12/31/2014          1.047337           1.087147        6,937,073.6969
01/01/2015 to 12/31/2015          1.087147           1.023876        6,419,239.7525
01/01/2016 to 12/31/2016          1.023876           1.124561        6,551,021.2386
01/01/2017 to 12/31/2017          1.124561           1.216227        6,797,444.5190
01/01/2018 to 12/31/2018          1.216227           1.118675        5,351,802.3673
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.204322           8.964934          925,768.9500
01/01/2010 to 12/31/2010          8.964934          10.123079        1,398,946.7091
01/01/2011 to 12/31/2011         10.123079           9.805176        1,861,939.5997
01/01/2012 to 12/31/2012          9.805176          11.415893        2,117,227.6770
01/01/2013 to 12/31/2013         11.415893          15.195357        1,985,501.6121
01/01/2014 to 12/31/2014         15.195357          16.330397        1,908,125.1041
01/01/2015 to 12/31/2015         16.330397          15.096452        1,697,567.3619
01/01/2016 to 12/31/2016         15.096452          17.409352        1,560,184.3170
01/01/2017 to 12/31/2017         17.409352          20.201278        1,349,798.7841
01/01/2018 to 12/31/2018         20.201278          17.444978        1,179,118.0025
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.477905          12.469523          256,338.3400
01/01/2010 to 12/31/2010         12.469523          15.469377          499,550.7734
01/01/2011 to 12/31/2011         15.469377          15.044709          769,905.6925
01/01/2012 to 12/31/2012         15.044709          17.486156          676,133.1384
01/01/2013 to 12/31/2013         17.486156          24.098401          678,892.7039
01/01/2014 to 12/31/2014         24.098401          25.566439          604,018.5273
01/01/2015 to 12/31/2015         25.566439          24.705705          593,822.8237
01/01/2016 to 12/31/2016         24.705705          27.066666          552,450.4496
01/01/2017 to 12/31/2017         27.066666          33.353081          495,724.7818
01/01/2018 to 12/31/2018         33.353081          29.821121          456,318.9276
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.065340          10.504568        3,285,034.1569
01/01/2014 to 12/31/2014         10.504568          10.853381        4,161,308.1999
01/01/2015 to 12/31/2015         10.853381          10.721965        3,991,861.8246
01/01/2016 to 12/31/2016         10.721965          10.776295        3,809,657.1393
01/01/2017 to 12/31/2017         10.776295          10.946010        3,656,599.1274
01/01/2018 to 12/31/2018         10.946010          10.762816        3,203,270.3595
--------------------------       ---------          ---------        --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.933915           9.848047           980,609.8400
01/01/2010 to 12/31/2010          9.848047          10.272748         2,534,151.5865
01/01/2011 to 12/31/2011         10.272748          10.684718         3,233,367.9729
01/01/2012 to 12/31/2012         10.684718          11.020045         3,262,311.0489
01/01/2013 to 04/26/2013         11.020045          10.991333                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012718           1.047873           702,910.6599
01/01/2013 to 12/31/2013          1.047873           1.143398        12,379,778.7755
01/01/2014 to 12/31/2014          1.143398           1.202541        14,016,903.6986
01/01/2015 to 12/31/2015          1.202541           1.192843        14,763,194.5064
01/01/2016 to 12/31/2016          1.192843           1.206780        13,930,620.7186
01/01/2017 to 12/31/2017          1.206780           1.384133        12,172,794.5388
01/01/2018 to 12/31/2018          1.384133           1.262869        12,796,248.1326
--------------------------       ---------          ---------        ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996809           1.038256                 0.0000
01/01/2015 to 12/31/2015          1.038256           1.010713           379,348.7460
01/01/2016 to 12/31/2016          1.010713           1.013500           168,125.2132
01/01/2017 to 12/31/2017          1.013500           1.150797         1,818,339.6591
01/01/2018 to 04/30/2018          1.150797           1.121166                 0.0000
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.744379          10.721656           286,485.3800
01/01/2010 to 12/31/2010         10.721656          12.861435           752,715.7683
01/01/2011 to 12/31/2011         12.861435          12.457570         1,030,198.3082
01/01/2012 to 12/31/2012         12.457570          14.320073           956,283.8431
01/01/2013 to 12/31/2013         14.320073          16.490154           782,926.6034
01/01/2014 to 12/31/2014         16.490154          16.774291           764,079.5320
01/01/2015 to 12/31/2015         16.774291          16.693997           675,727.3313
01/01/2016 to 12/31/2016         16.693997          17.196660           613,465.8019
01/01/2017 to 12/31/2017         17.196660          20.791155           548,116.3274
01/01/2018 to 12/31/2018         20.791155          19.337530           481,565.7052
--------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.781562          11.250795           385,901.5327
01/01/2014 to 12/31/2014         11.250795          12.085520           508,428.5229
01/01/2015 to 12/31/2015         12.085520          11.737809           812,559.2324
01/01/2016 to 12/31/2016         11.737809          12.043264           810,529.7066
01/01/2017 to 12/31/2017         12.043264          13.681299           809,739.8075
01/01/2018 to 12/31/2018         13.681299          12.483037           765,249.7038
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.946841          12.866064         2,172,404.5700
01/01/2010 to 12/31/2010         12.866064          14.091939         2,508,725.8494
01/01/2011 to 12/31/2011         14.091939          12.370383         2,736,650.7350
01/01/2012 to 12/31/2012         12.370383          14.192640         2,725,259.2718
01/01/2013 to 12/31/2013         14.192640          16.640515         2,485,776.4552
01/01/2014 to 12/31/2014         16.640515          15.223038         2,353,283.4222
01/01/2015 to 12/31/2015         15.223038          14.700931         2,306,225.7304
01/01/2016 to 12/31/2016         14.700931          14.326607         2,238,800.3917
01/01/2017 to 12/31/2017         14.326607          18.051664         1,825,204.1863
01/01/2018 to 12/31/2018         18.051664          15.261931         1,708,984.9341
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999767           1.033445           104,102.9378
01/01/2015 to 12/31/2015          1.033445           0.960376           313,525.8970
01/01/2016 to 12/31/2016          0.960376           1.049213         2,121,924.0199
01/01/2017 to 12/31/2017          1.049213           1.161532         2,222,701.3208
01/01/2018 to 12/31/2018          1.161532           1.055157         1,303,833.0269
--------------------------        --------           --------         --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.948830          12.707137         4,008,192.9100
01/01/2010 to 12/31/2010         12.707137          13.462572         6,527,592.1876
01/01/2011 to 12/31/2011         13.462572          14.710903         8,357,916.4227
01/01/2012 to 12/31/2012         14.710903          15.782261         8,665,165.9668
01/01/2013 to 12/31/2013         15.782261          14.077051         8,086,287.9259
01/01/2014 to 12/31/2014         14.077051          14.240165         7,270,655.4176
01/01/2015 to 12/31/2015         14.240165          13.564706         6,704,249.2004
01/01/2016 to 12/31/2016         13.564706          14.000717         6,272,420.7424
01/01/2017 to 12/31/2017         14.000717          14.242700         6,250,150.7142
01/01/2018 to 12/31/2018         14.242700          13.664003         5,804,575.5928
--------------------------       ---------          ---------         --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.893905          14.962046         8,022,232.0100
01/01/2010 to 12/31/2010         14.962046          15.911764        14,261,858.2857
01/01/2011 to 12/31/2011         15.911764          16.140123        16,036,750.5130
01/01/2012 to 12/31/2012         16.140123          17.337670        16,238,985.3008
01/01/2013 to 12/31/2013         17.337670          16.718928        15,159,318.7066
01/01/2014 to 12/31/2014         16.718928          17.126132        13,265,424.1946
01/01/2015 to 12/31/2015         17.126132          16.838293        12,260,062.5624
01/01/2016 to 12/31/2016         16.838293          16.986493        11,346,296.3353
01/01/2017 to 12/31/2017         16.986493          17.452590        11,134,769.5822
01/01/2018 to 12/31/2018         17.452590          17.117370        10,052,981.0752
--------------------------       ---------          ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215259          10.730608            76,490.9240
01/01/2014 to 12/31/2014         10.730608          11.461336           104,468.1740
01/01/2015 to 12/31/2015         11.461336          11.127129           214,058.9084
01/01/2016 to 12/31/2016         11.127129          11.439057           427,682.2026
01/01/2017 to 12/31/2017         11.439057          13.099302           406,370.0562
01/01/2018 to 04/30/2018         13.099302          12.516143                 0.0000
--------------------------       ---------          ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.065948           929,873.5668
01/01/2013 to 12/31/2013          1.065948           1.153942         5,581,988.5555
01/01/2014 to 12/31/2014          1.153942           1.222291         5,692,681.1210
01/01/2015 to 12/31/2015          1.222291           1.191123         5,699,128.0323
01/01/2016 to 12/31/2016          1.191123           1.237247         5,034,151.5438
01/01/2017 to 12/31/2017          1.237247           1.390352         4,502,753.2067
01/01/2018 to 12/31/2018          1.390352           1.237981         7,274,410.4993
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.487882          10.421601        1,995,412.9900
01/01/2010 to 12/31/2010         10.421601          11.500012        7,100,165.6407
01/01/2011 to 12/31/2011         11.500012          11.426536        9,892,866.0907
01/01/2012 to 12/31/2012         11.426536          12.675878        9,220,556.6586
01/01/2013 to 12/31/2013         12.675878          14.073774        8,928,872.1616
01/01/2014 to 12/31/2014         14.073774          14.640704        8,521,151.3096
01/01/2015 to 12/31/2015         14.640704          14.111323        7,778,600.9186
01/01/2016 to 12/31/2016         14.111323          14.675922        6,855,778.4566
01/01/2017 to 12/31/2017         14.675922          16.717670        6,227,733.8398
01/01/2018 to 12/31/2018         16.717670          15.362826        5,726,656.2024
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.781685           9.876750        1,553,282.3600
01/01/2010 to 12/31/2010          9.876750          11.084748        2,447,305.5880
01/01/2011 to 12/31/2011         11.084748          10.666243        2,744,258.7337
01/01/2012 to 12/31/2012         10.666243          12.061785        2,536,003.7302
01/01/2013 to 12/31/2013         12.061785          14.001609        2,373,061.4842
01/01/2014 to 12/31/2014         14.001609          14.506040        2,273,982.8521
01/01/2015 to 12/31/2015         14.506040          13.931917        2,213,393.8955
01/01/2016 to 12/31/2016         13.931917          14.639379        1,886,752.4509
01/01/2017 to 12/31/2017         14.639379          17.219636        1,663,913.6076
01/01/2018 to 12/31/2018         17.219636          15.447073        1,463,073.9608
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.559995          41.390847          315,017.9700
01/01/2010 to 12/31/2010         41.390847          47.619129          407,829.4380
01/01/2011 to 12/31/2011         47.619129          44.940498          505,689.8312
01/01/2012 to 12/31/2012         44.940498          52.121894          485,306.9074
01/01/2013 to 12/31/2013         52.121894          68.551426          458,701.5688
01/01/2014 to 12/31/2014         68.551426          76.346488          496,629.8005
01/01/2015 to 12/31/2015         76.346488          72.367912          444,585.6776
01/01/2016 to 12/31/2016         72.367912          82.491872          426,242.1760
01/01/2017 to 12/31/2017         82.491872          94.851399          408,716.3971
01/01/2018 to 12/31/2018         94.851399          84.703738          371,464.1197
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.670387           8.109800        1,470,371.8100
01/01/2010 to 12/31/2010          8.109800          10.180436        3,241,727.9900
01/01/2011 to 12/31/2011         10.180436           9.844256        4,420,727.9419
01/01/2012 to 12/31/2012          9.844256          11.001636        4,376,897.0909
01/01/2013 to 12/31/2013         11.001636          14.772721        3,643,776.1504
01/01/2014 to 12/31/2014         14.772721          16.379062        3,255,267.4472
01/01/2015 to 12/31/2015         16.379062          17.177611        2,858,071.1512
01/01/2016 to 12/31/2016         17.177611          17.937778        2,598,812.5690
01/01/2017 to 12/31/2017         17.937778          22.000113        2,187,765.8021
01/01/2018 to 12/31/2018         22.000113          21.153266        1,910,440.7017
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.036905          19.950142          613,644.5800
01/01/2010 to 12/31/2010         19.950142          24.621120          870,730.2794
01/01/2011 to 12/31/2011         24.621120          23.311700        1,031,358.3284
01/01/2012 to 12/31/2012         23.311700          26.284910        1,150,419.1206
01/01/2013 to 12/31/2013         26.284910          33.673416        1,051,503.2258
01/01/2014 to 12/31/2014         33.673416          36.298287          983,909.4060
01/01/2015 to 12/31/2015         36.298287          32.481241          914,390.5939
01/01/2016 to 12/31/2016         32.481241          36.884801          861,988.6289
01/01/2017 to 12/31/2017         36.884801          39.700873          797,623.9101
01/01/2018 to 12/31/2018         39.700873          35.067686          716,850.3210
--------------------------       ---------          ---------        --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.577094          12.457178            35,406.9600
01/01/2010 to 12/31/2010         12.457178          15.215147           343,344.8741
01/01/2011 to 12/31/2011         15.215147          14.017731           673,652.2553
01/01/2012 to 12/31/2012         14.017731          16.276960           563,827.9629
01/01/2013 to 12/31/2013         16.276960          21.227624           523,426.0364
01/01/2014 to 12/31/2014         21.227624          23.630659           467,141.5680
01/01/2015 to 12/31/2015         23.630659          21.113789           441,917.6636
01/01/2016 to 12/31/2016         21.113789          23.494483           393,549.7468
01/01/2017 to 12/31/2017         23.494483          25.592004           375,652.7359
01/01/2018 to 12/31/2018         25.592004          21.814380           334,565.5650
--------------------------       ---------          ---------           ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.019129           9.877586         2,789,550.6640
01/01/2014 to 12/31/2014          9.877586           9.386400         2,598,335.5030
01/01/2015 to 12/31/2015          9.386400           9.027907         2,381,054.7844
01/01/2016 to 12/31/2016          9.027907           9.324025         2,164,794.7488
01/01/2017 to 12/31/2017          9.324025          12.365792         1,791,643.4449
01/01/2018 to 12/31/2018         12.365792          10.066301         1,556,339.0205
--------------------------       ---------          ---------         --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.042422           8.468735         1,410,325.4300
01/01/2010 to 12/31/2010          8.468735           8.899968         2,915,805.4448
01/01/2011 to 12/31/2011          8.899968           7.500217         3,779,765.3621
01/01/2012 to 12/31/2012          7.500217           8.659204         3,318,580.8928
01/01/2013 to 04/26/2013          8.659204           8.972248                 0.0000
--------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.605013          10.452647         2,463,102.7900
01/01/2010 to 12/31/2010         10.452647          10.276448         2,989,609.1880
01/01/2011 to 12/31/2011         10.276448          10.103688         3,598,074.5828
01/01/2012 to 12/31/2012         10.103688           9.932445         3,110,924.1304
01/01/2013 to 12/31/2013          9.932445           9.765015         2,983,231.9730
01/01/2014 to 12/31/2014          9.765015           9.600406         2,209,383.0877
01/01/2015 to 12/31/2015          9.600406           9.438573         2,641,990.7625
01/01/2016 to 12/31/2016          9.438573           9.289873         1,866,028.5622
01/01/2017 to 12/31/2017          9.289873           9.191666         1,664,779.3842
01/01/2018 to 12/31/2018          9.191666           9.175844         1,593,147.0029
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.638745          13.880728            85,168.2089
01/01/2015 to 12/31/2015         13.880728          13.566834           190,640.2459
01/01/2016 to 12/31/2016         13.566834          13.942382           233,890.2022
01/01/2017 to 12/31/2017         13.942382          14.658293           253,329.5646
01/01/2018 to 12/31/2018         14.658293          14.033603           259,957.9140
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          9.006106          10.882653         4,175,932.4200
01/01/2010 to 12/31/2010         10.882653          11.865753         9,384,898.2170
01/01/2011 to 12/31/2011         11.865753          11.873279        12,191,966.9680
01/01/2012 to 12/31/2012         11.873279          12.945732        12,726,021.0766
01/01/2013 to 12/31/2013         12.945732          13.883120        10,411,887.9742
01/01/2014 to 04/25/2014         13.883120          13.984114                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.708504          10.795169         6,833,620.5000
01/01/2010 to 12/31/2010         10.795169          11.929274        14,126,527.9024
01/01/2011 to 12/31/2011         11.929274          11.714907        17,794,791.8917
01/01/2012 to 12/31/2012         11.714907          12.943820        16,796,290.1280
01/01/2013 to 12/31/2013         12.943820          14.535968        15,702,646.1858
01/01/2014 to 04/25/2014         14.535968          14.586537                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.982160          14.344266        23,649,583.0823
01/01/2015 to 12/31/2015         14.344266          13.951097        20,934,139.5580
01/01/2016 to 12/31/2016         13.951097          14.550937        18,852,745.2437
01/01/2017 to 12/31/2017         14.550937          15.828863        16,836,797.2584
01/01/2018 to 12/31/2018         15.828863          14.875752        14,801,440.6082
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.312066          10.487567        11,106,528.1400
01/01/2010 to 12/31/2010         10.487567          11.711644        23,510,174.8685
01/01/2011 to 12/31/2011         11.711644          11.318563        29,304,481.8635
01/01/2012 to 12/31/2012         11.318563          12.676909        27,761,561.2153
01/01/2013 to 12/31/2013         12.676909          14.883473        26,337,363.0247
01/01/2014 to 04/25/2014         14.883473          14.890305                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.888224          15.389533        24,889,721.1230
01/01/2015 to 12/31/2015         15.389533          14.938285        22,874,643.4487
01/01/2016 to 12/31/2016         14.938285          15.730003        20,777,043.8194
01/01/2017 to 12/31/2017         15.730003          17.743898        18,853,392.1106
01/01/2018 to 12/31/2018         17.743898          16.374801        16,310,197.5112
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.986608          10.215296         5,513,900.1800
01/01/2010 to 12/31/2010         10.215296          11.598853         6,882,900.7004
01/01/2011 to 12/31/2011         11.598853          10.962009         7,176,268.4412
01/01/2012 to 12/31/2012         10.962009          12.470358         6,303,836.3121
01/01/2013 to 12/31/2013         12.470358          15.437370         9,569,890.3010
01/01/2014 to 04/25/2014         15.437370          15.360462                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.019107           8.871078         3,026,617.0800
01/01/2010 to 12/31/2010          8.871078           9.597761         3,927,439.8949
01/01/2011 to 12/31/2011          9.597761           9.270180         4,275,378.7123
01/01/2012 to 12/31/2012          9.270180          10.582532         3,912,196.1836
01/01/2013 to 04/26/2013         10.582532          11.381805                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.347453          15.955756         8,884,106.8061
01/01/2015 to 12/31/2015         15.955756          15.420708         8,292,010.8837
01/01/2016 to 12/31/2016         15.420708          16.394979         7,483,406.4666
01/01/2017 to 12/31/2017         16.394979          19.208132         6,878,034.6864
01/01/2018 to 12/31/2018         19.208132          17.350750         6,123,940.9642
--------------------------       ---------          ---------        ---------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.603054       11.942581             259,803.3200
01/01/2010 to 12/31/2010         11.942581       13.474414             402,889.0701
01/01/2011 to 12/31/2011         13.474414       14.107583             504,620.2485
01/01/2012 to 12/31/2012         14.107583       15.474756             580,193.0000
01/01/2013 to 12/31/2013         15.474756       20.768498             551,990.0457
01/01/2014 to 12/31/2014         20.768498       20.760186             514,949.1840
01/01/2015 to 12/31/2015         20.760186       18.437567             486,405.4005
01/01/2016 to 12/31/2016         18.437567       22.232898             447,708.6993
01/01/2017 to 12/31/2017         22.232898       24.600198             362,351.5900
01/01/2018 to 12/31/2018         24.600198       20.938358             305,151.5049
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.130741       14.214541             227,063.8400
01/01/2010 to 12/31/2010         14.214541       17.132004             373,050.9480
01/01/2011 to 12/31/2011         17.132004       14.106174             427,578.2771
01/01/2012 to 12/31/2012         14.106174       16.350037             413,611.1607
01/01/2013 to 12/31/2013         16.350037       20.511410             386,238.2250
01/01/2014 to 12/31/2014         20.511410       18.815620             408,589.7095
01/01/2015 to 12/31/2015         18.815620       19.563055             414,388.1526
01/01/2016 to 12/31/2016         19.563055       20.353916             391,502.6627
01/01/2017 to 12/31/2017         20.353916       26.104844             376,096.9103
01/01/2018 to 12/31/2018         26.104844       20.385444             309,643.6355
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         22.046869       22.395704             143,301.1752
01/01/2017 to 12/31/2017         22.395704       26.160961             154,856.6242
01/01/2018 to 12/31/2018         26.160961       25.626749             130,183.8758
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.798486       15.659452              21,416.4300
01/01/2010 to 12/31/2010         15.659452       17.848335              87,638.2875
01/01/2011 to 12/31/2011         17.848335       16.693124             167,468.9215
01/01/2012 to 12/31/2012         16.693124       18.113252             143,908.0681
01/01/2013 to 12/31/2013         18.113252       23.633637             148,930.7708
01/01/2014 to 12/31/2014         23.633637       25.775246             123,750.9604
01/01/2015 to 12/31/2015         25.775246       25.277248             104,357.7717
01/01/2016 to 04/29/2016         25.277248       25.410021                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.769752       11.366087             963,370.4300
01/01/2010 to 12/31/2010         11.366087       12.495080           1,826,809.9360
01/01/2011 to 12/31/2011         12.495080       11.771472           2,162,287.7979
01/01/2012 to 12/31/2012         11.771472       13.041871           2,019,013.8503
01/01/2013 to 12/31/2013         13.041871       17.121148           1,747,869.3605
01/01/2014 to 12/31/2014         17.121148       18.590970           1,430,307.6528
01/01/2015 to 12/31/2015         18.590970       18.691868           1,182,389.0418
01/01/2016 to 12/31/2016         18.691868       19.691157           1,052,455.4218
01/01/2017 to 12/31/2017         19.691157       23.023103             871,344.1849
01/01/2018 to 12/31/2018         23.023103       22.576451             706,189.8330
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.621041       17.394570             326,962.1977
01/01/2014 to 12/31/2014         17.394570       18.961291             321,352.0241
01/01/2015 to 12/31/2015         18.961291       19.127133             282,744.8087
01/01/2016 to 12/31/2016         19.127133       19.774609             262,755.7940
01/01/2017 to 12/31/2017         19.774609       24.290234             222,352.0720
01/01/2018 to 12/31/2018         24.290234       22.469370             194,886.7662
--------------------------       ---------       ---------           --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.856759          11.367520          175,358.6100
01/01/2010 to 12/31/2010         11.367520          14.211806          347,188.3514
01/01/2011 to 12/31/2011         14.211806          12.929589          446,857.0232
01/01/2012 to 12/31/2012         12.929589          13.475635          395,699.8648
01/01/2013 to 04/26/2013         13.475635          14.526966                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.990082          10.963262          831,254.3000
01/01/2010 to 12/31/2010         10.963262          11.998016        1,458,426.4624
01/01/2011 to 12/31/2011         11.998016          11.822340        2,559,484.1859
01/01/2012 to 12/31/2012         11.822340          13.430120        3,221,179.2894
01/01/2013 to 12/31/2013         13.430120          18.053842        3,128,977.8457
01/01/2014 to 12/31/2014         18.053842          19.301419        2,756,979.6763
01/01/2015 to 12/31/2015         19.301419          20.976066        2,359,240.5361
01/01/2016 to 12/31/2016         20.976066          20.595720        2,216,931.7332
01/01/2017 to 12/31/2017         20.595720          27.739682        1,749,898.3532
01/01/2018 to 12/31/2018         27.739682          27.300516        1,523,896.4682
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.708855           6.917618          272,039.1500
01/01/2010 to 12/31/2010          6.917618           7.847376          506,564.3566
01/01/2011 to 12/31/2011          7.847376           7.419110          883,902.1106
01/01/2012 to 12/31/2012          7.419110           8.217708          596,548.9013
01/01/2013 to 04/26/2013          8.217708           8.822871                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.375437           7.594442          249,492.3100
01/01/2010 to 12/31/2010          7.594442           8.168089          211,622.5617
01/01/2011 to 12/31/2011          8.168089           7.919813          176,405.4024
01/01/2012 to 04/27/2012          7.919813           8.901065                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.970405          14.432061          199,522.8200
01/01/2010 to 12/31/2010         14.432061          14.990574          633,285.5617
01/01/2011 to 12/31/2011         14.990574          15.792405          805,987.8440
01/01/2012 to 12/31/2012         15.792405          16.081078          865,027.9007
01/01/2013 to 12/31/2013         16.081078          15.403624          867,584.2032
01/01/2014 to 12/31/2014         15.403624          15.970809          936,991.0470
01/01/2015 to 12/31/2015         15.970809          15.692748          998,909.3811
01/01/2016 to 12/31/2016         15.692748          15.750133          997,461.2503
01/01/2017 to 12/31/2017         15.750133          15.940256          941,808.5440
01/01/2018 to 12/31/2018         15.940256          15.593140          803,337.4817
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.790776          13.423926          139,564.0600
01/01/2010 to 12/31/2010         13.423926          16.618440          423,139.8673
01/01/2011 to 12/31/2011         16.618440          15.972962          633,778.9968
01/01/2012 to 12/31/2012         15.972962          18.413613          475,858.5991
01/01/2013 to 12/31/2013         18.413613          24.032702          457,724.2341
01/01/2014 to 12/31/2014         24.032702          25.804243          430,437.3724
01/01/2015 to 12/31/2015         25.804243          24.690002          373,564.0049
01/01/2016 to 12/31/2016         24.690002          29.148710          351,677.4251
01/01/2017 to 12/31/2017         29.148710          33.130385          324,271.5297
01/01/2018 to 12/31/2018         33.130385          28.802283          287,740.4635
--------------------------       ---------          ---------        --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.942261          11.500633          196,345.8800
01/01/2010 to 12/31/2010         11.500633          12.184786          517,312.5366
01/01/2011 to 12/31/2011         12.184786          10.463963          792,381.7498
01/01/2012 to 12/31/2012         10.463963          12.132116          562,297.7915
01/01/2013 to 12/31/2013         12.132116          14.484592          500,360.0421
01/01/2014 to 12/31/2014         14.484592          13.338910          500,662.1742
01/01/2015 to 12/31/2015         13.338910          12.942142          500,317.3929
01/01/2016 to 12/31/2016         12.942142          12.847237          503,282.4327
01/01/2017 to 12/31/2017         12.847237          15.731562          427,522.8718
01/01/2018 to 12/31/2018         15.731562          13.280714          449,033.5363
--------------------------       ---------          ---------          ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.084862          13.616758          120,675.7600
01/01/2010 to 12/31/2010         13.616758          16.941199          376,367.9352
01/01/2011 to 12/31/2011         16.941199          15.935329          567,630.0149
01/01/2012 to 12/31/2012         15.935329          18.163273          487,306.7088
01/01/2013 to 12/31/2013         18.163273          24.664599          449,267.0835
01/01/2014 to 12/31/2014         24.664599          25.395812          469,302.1066
01/01/2015 to 12/31/2015         25.395812          23.835054          433,936.4431
01/01/2016 to 12/31/2016         23.835054          28.336857          373,384.7397
01/01/2017 to 12/31/2017         28.336857          31.844273          344,985.6854
01/01/2018 to 12/31/2018         31.844273          27.796401          313,655.2229
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.327330          10.309070          734,865.6000
01/01/2010 to 12/31/2010         10.309070          11.604052        1,378,258.7321
01/01/2011 to 12/31/2011         11.604052          11.595415        1,752,603.5544
01/01/2012 to 12/31/2012         11.595415          13.157692        1,401,704.9138
01/01/2013 to 12/31/2013         13.157692          17.036502        1,403,402.9264
01/01/2014 to 12/31/2014         17.036502          18.943294        1,339,595.6335
01/01/2015 to 12/31/2015         18.943294          18.794073        1,220,904.0453
01/01/2016 to 12/31/2016         18.794073          20.580487        1,289,246.0017
01/01/2017 to 12/31/2017         20.580487          24.530788        1,131,173.3574
01/01/2018 to 12/31/2018         24.530788          22.949949          987,137.5491
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.077339          21.079629          661,282.3002
01/01/2014 to 12/31/2014         21.079629          22.913203          565,471.8846
01/01/2015 to 12/31/2015         22.913203          22.444852          579,066.0905
01/01/2016 to 12/31/2016         22.444852          25.176928          613,982.3116
01/01/2017 to 12/31/2017         25.176928          29.106011          543,836.4398
01/01/2018 to 12/31/2018         29.106011          25.682279          507,659.2286
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          6.586494           8.086847          690,214.1300
01/01/2010 to 12/31/2010          8.086847           8.827011        1,271,345.0783
01/01/2011 to 12/31/2011          8.827011           8.631059        1,592,444.3510
01/01/2012 to 12/31/2012          8.631059           9.665608        1,557,301.1903
01/01/2013 to 04/26/2013          9.665608          10.577718                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.314500          24.070792        1,109,746.2429
01/01/2014 to 12/31/2014         24.070792          23.593914        1,008,348.0520
01/01/2015 to 12/31/2015         23.593914          23.284341          860,845.9169
01/01/2016 to 12/31/2016         23.284341          27.102686          784,102.2869
01/01/2017 to 12/31/2017         27.102686          30.774264          683,964.2274
01/01/2018 to 12/31/2018         30.774264          28.139237          594,723.7741
--------------------------       ---------          ---------        --------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.336585          12.553632        1,002,401.4100
01/01/2010 to 12/31/2010         12.553632          15.163466        1,231,643.3428
01/01/2011 to 12/31/2011         15.163466          14.121784        1,374,337.4934
01/01/2012 to 12/31/2012         14.121784          14.616294        1,365,125.1605
01/01/2013 to 04/26/2013         14.616294          15.832980                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.892997           8.686068        1,506,897.0313
01/01/2014 to 12/31/2014          8.686068           9.293357        1,710,456.3037
01/01/2015 to 12/31/2015          9.293357          10.097215        1,958,389.5177
01/01/2016 to 12/31/2016         10.097215          10.079074        1,603,443.8394
01/01/2017 to 12/31/2017         10.079074          13.227105        1,498,585.5659
01/01/2018 to 12/31/2018         13.227105          12.852823        1,392,435.8639
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          3.426273           5.355128          495,463.5900
01/01/2010 to 12/31/2010          5.355128           6.722797        1,005,343.3180
01/01/2011 to 12/31/2011          6.722797           5.955652        1,597,289.0014
01/01/2012 to 12/31/2012          5.955652           6.564241        1,581,301.5525
01/01/2013 to 04/26/2013          6.564241           6.857823                0.0000
--------------------------       ---------          ---------        --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.609750          14.735275          144,037.1500
01/01/2010 to 12/31/2010         14.735275          18.691855          485,024.6176
01/01/2011 to 12/31/2011         18.691855          15.312963          808,314.9196
01/01/2012 to 12/31/2012         15.312963          15.441600          893,995.0602
01/01/2013 to 12/31/2013         15.441600          16.814038          776,786.2616
01/01/2014 to 12/31/2014         16.814038          13.418816          834,265.0160
01/01/2015 to 12/31/2015         13.418816           8.870809        1,081,734.6184
01/01/2016 to 12/31/2016          8.870809          12.536030          898,147.5991
01/01/2017 to 12/31/2017         12.536030          12.233980          919,761.3649
01/01/2018 to 12/31/2018         12.233980           8.556512          876,023.7996
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.117003          29.105541          278,150.6833
01/01/2017 to 12/31/2017         29.105541          30.886265          264,599.9814
01/01/2018 to 12/31/2018         30.886265          29.140947          246,944.5653
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.247159          20.502574          226,199.4300
01/01/2010 to 12/31/2010         20.502574          22.770604          342,156.2562
01/01/2011 to 12/31/2011         22.770604          23.385918          434,653.6469
01/01/2012 to 12/31/2012         23.385918          25.966254          453,228.8802
01/01/2013 to 12/31/2013         25.966254          27.565508          385,759.2354
01/01/2014 to 12/31/2014         27.565508          28.409567          338,307.3822
01/01/2015 to 12/31/2015         28.409567          27.323332          285,836.1031
01/01/2016 to 04/29/2016         27.323332          28.126030                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.691111          29.725846          663,443.2360
01/01/2017 to 12/31/2017         29.725846          31.559957          643,705.7953
01/01/2018 to 12/31/2018         31.559957          29.810215          677,164.7874
--------------------------       ---------          ---------        --------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      22.682850          23.778342           447,934.0590
01/01/2011 to 12/31/2011      23.778342          24.186816           750,995.7309
01/01/2012 to 12/31/2012      24.186816          26.500717           989,207.8493
01/01/2013 to 12/31/2013      26.500717          26.421601           828,643.1825
01/01/2014 to 12/31/2014      26.421601          27.130269           773,367.0722
01/01/2015 to 12/31/2015      27.130269          26.284221           814,434.4121
01/01/2016 to 04/29/2016      26.284221          26.909449                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.598421          15.961234           231,719.8600
01/01/2010 to 12/31/2010      15.961234          16.554108           567,748.5151
01/01/2011 to 12/31/2011      16.554108          17.132835           724,380.6866
01/01/2012 to 12/31/2012      17.132835          17.355841           721,864.0110
01/01/2013 to 12/31/2013      17.355841          16.908810           518,046.0174
01/01/2014 to 12/31/2014      16.908810          17.047712           490,609.7888
01/01/2015 to 12/31/2015      17.047712          16.811806           439,964.2899
01/01/2016 to 12/31/2016      16.811806          16.697223           425,521.2053
01/01/2017 to 12/31/2017      16.697223          16.691666           393,919.5957
01/01/2018 to 12/31/2018      16.691666          16.523241           360,140.8219

SERIES L




                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446         9,078,247.1325
01/01/2013 to 12/31/2013         10.497446          11.459381        10,083,633.5335
01/01/2014 to 12/31/2014         11.459381          12.081996         9,861,641.3966
01/01/2015 to 12/31/2015         12.081996          11.935192         6,394,510.3938
01/01/2016 to 12/31/2016         11.935192          12.143818         3,951,606.9592
01/01/2017 to 12/31/2017         12.143818          13.552152         3,136,033.0451
01/01/2018 to 12/31/2018         13.552152          12.381420         2,486,030.1870
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.992356           8.881638         9,719,558.9000
01/01/2010 to 12/31/2010          8.881638           9.784098        13,797,528.8197
01/01/2011 to 12/31/2011          9.784098           9.405479        15,710,713.9630
01/01/2012 to 12/31/2012          9.405479          10.486500        14,884,615.4380
01/01/2013 to 12/31/2013         10.486500          12.208182        14,007,204.7864
01/01/2014 to 12/31/2014         12.208182          12.715716        12,825,880.0743
01/01/2015 to 12/31/2015         12.715716          12.400753        11,669,499.6215
01/01/2016 to 12/31/2016         12.400753          13.130747        10,844,736.1998
01/01/2017 to 12/31/2017         13.130747          15.071216        10,328,564.7362
01/01/2018 to 12/31/2018         15.071216          14.162702         9,714,229.5060
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.342282           8.349533        11,158,625.7600
01/01/2010 to 12/31/2010          8.349533           9.306378        11,942,222.2899
01/01/2011 to 12/31/2011          9.306378           8.708073        12,000,701.9885
01/01/2012 to 12/31/2012          8.708073           9.933828        10,741,447.8788
01/01/2013 to 12/31/2013          9.933828          12.206386        10,152,046.5943
01/01/2014 to 12/31/2014         12.206386          12.754435         9,211,174.1543
01/01/2015 to 12/31/2015         12.754435          12.432218         8,712,467.0005
01/01/2016 to 12/31/2016         12.432218          13.304348         8,173,178.8786
01/01/2017 to 12/31/2017         13.304348          15.857161         7,777,585.6581
01/01/2018 to 12/31/2018         15.857161          14.674276         7,282,249.2739
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.743791           7.835191         1,778,142.0000
01/01/2010 to 12/31/2010          7.835191           9.105799         2,614,727.0384
01/01/2011 to 12/31/2011          9.105799           8.532140         2,882,108.6680
01/01/2012 to 12/31/2012          8.532140           9.838177         2,619,107.0243
01/01/2013 to 12/31/2013          9.838177          12.540809         2,230,623.5093
01/01/2014 to 12/31/2014         12.540809          13.325075         1,971,175.7696
01/01/2015 to 12/31/2015         13.325075          13.936918         1,684,737.7314
01/01/2016 to 12/31/2016         13.936918          14.933854         1,515,831.0900
01/01/2017 to 12/31/2017         14.933854          18.760905         1,305,962.8183
01/01/2018 to 12/31/2018         18.760905          18.332413         1,174,710.0957
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.664231           9.288692         6,099,987.9000
01/01/2010 to 12/31/2010          9.288692          10.026861         8,569,012.4567
01/01/2011 to 12/31/2011         10.026861           9.867207         9,334,878.5744
01/01/2012 to 12/31/2012          9.867207          10.740633         8,914,418.5085
01/01/2013 to 12/31/2013         10.740633          11.975342         8,043,908.9825
01/01/2014 to 12/31/2014         11.975342          12.478537         7,177,505.9795
01/01/2015 to 12/31/2015         12.478537          12.166943         6,417,184.9105
01/01/2016 to 12/31/2016         12.166943          12.787964         5,852,312.5047
01/01/2017 to 12/31/2017         12.787964          14.188915         5,312,253.0343
01/01/2018 to 12/31/2018         14.188915          13.458526         4,698,656.7675
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334        10,870,526.4062
01/01/2013 to 12/31/2013         11.482334          10.895034         9,884,369.0948
01/01/2014 to 12/31/2014         10.895034          11.128446         9,206,889.8718
01/01/2015 to 12/31/2015         11.128446           9.883533         5,647,324.7819
01/01/2016 to 12/31/2016          9.883533          10.577105         3,219,923.2758
01/01/2017 to 12/31/2017         10.577105          11.407300         2,671,493.1500
01/01/2018 to 12/31/2018         11.407300          10.491455         2,136,398.9321
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279        17,775,657.0673
01/01/2013 to 12/31/2013         10.228279          11.081407        18,698,889.3335
01/01/2014 to 12/31/2014         11.081407          11.527592        17,998,318.0804
01/01/2015 to 12/31/2015         11.527592          11.309628        12,271,317.8454
01/01/2016 to 12/31/2016         11.309628          11.600120         8,304,008.6138
01/01/2017 to 12/31/2017         11.600120          12.910083         6,487,238.4629
01/01/2018 to 12/31/2018         12.910083          11.767660         4,854,918.8902
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.971652          17.243250           251,286.3600
01/01/2010 to 12/31/2010         17.243250          19.606939           378,592.1516
01/01/2011 to 12/31/2011         19.606939          19.709415           406,386.9793
01/01/2012 to 12/31/2012         19.709415          22.558187           426,859.2401
01/01/2013 to 12/31/2013         22.558187          24.223673           374,993.3752
01/01/2014 to 12/31/2014         24.223673          24.575543           329,680.0233
01/01/2015 to 12/31/2015         24.575543          23.160238           295,647.1222
01/01/2016 to 12/31/2016         23.160238          25.926754           256,772.4036
01/01/2017 to 12/31/2017         25.926754          27.441522           265,558.7107
01/01/2018 to 12/31/2018         27.441522          26.174945           251,890.9537
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.594535           9.894153         2,894,600.2300
01/01/2010 to 12/31/2010          9.894153          11.321306         2,991,457.9543
01/01/2011 to 12/31/2011         11.321306          10.477473         3,032,364.7493
01/01/2012 to 12/31/2012         10.477473          12.012329         2,665,775.6940
01/01/2013 to 12/31/2013         12.012329          15.279383         2,745,364.2521
01/01/2014 to 12/31/2014         15.279383          15.770441         2,888,395.1883
01/01/2015 to 12/31/2015         15.770441          15.178031         2,697,069.1590
01/01/2016 to 12/31/2016         15.178031          16.245697         2,354,200.3948
01/01/2017 to 12/31/2017         16.245697          19.616323         2,125,347.5131
01/01/2018 to 12/31/2018         19.616323          17.325399         1,876,296.3029
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119        14,385,910.7180
01/01/2013 to 12/31/2013         10.395119          11.675982        17,275,942.6811
01/01/2014 to 12/31/2014         11.675982          12.574137        17,498,226.6021
01/01/2015 to 12/31/2015         12.574137          11.845004        12,064,825.7799
01/01/2016 to 12/31/2016         11.845004          12.606873         7,880,852.5760
01/01/2017 to 12/31/2017         12.606873          14.652688         6,843,825.3508
01/01/2018 to 12/31/2018         14.652688          13.330401         6,256,327.4196
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.722197          14.558366        1,132,699.5000
01/01/2010 to 12/31/2010         14.558366          17.143934        1,147,117.3916
01/01/2011 to 12/31/2011         17.143934          15.325747        1,070,529.9868
01/01/2012 to 12/31/2012         15.325747          17.758225          879,554.4363
01/01/2013 to 12/31/2013         17.758225          23.100870          739,136.7906
01/01/2014 to 12/31/2014         23.100870          23.077950          648,035.4406
01/01/2015 to 12/31/2015         23.077950          21.440311          556,011.7446
01/01/2016 to 12/31/2016         21.440311          27.639680          486,463.8059
01/01/2017 to 12/31/2017         27.639680          30.324109          405,696.1313
01/01/2018 to 12/31/2018         30.324109          25.243424          366,492.0507
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.123445          10.160875          951,338.5800
01/01/2010 to 12/31/2010         10.160875          12.340627        1,179,937.9708
01/01/2011 to 12/31/2011         12.340627           9.853738        1,332,328.9305
01/01/2012 to 12/31/2012          9.853738          11.505677        1,368,638.9622
01/01/2013 to 12/31/2013         11.505677          10.737520        1,357,994.8239
01/01/2014 to 12/31/2014         10.737520           9.858227        1,360,328.7306
01/01/2015 to 12/31/2015          9.858227           8.344877        1,303,607.8354
01/01/2016 to 12/31/2016          8.344877           9.138735        1,085,607.3918
01/01/2017 to 12/31/2017          9.138735          11.518991          976,213.1397
01/01/2018 to 12/31/2018         11.518991           9.708047        1,008,132.1985
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084           68,221.7079
01/01/2011 to 12/31/2011         10.195084          10.214674          123,526.8414
01/01/2012 to 12/31/2012         10.214674          10.766904          149,318.0948
01/01/2013 to 12/31/2013         10.766904          10.980504          401,987.8187
01/01/2014 to 12/31/2014         10.980504          10.864003          328,448.4471
01/01/2015 to 12/31/2015         10.864003          10.581094          235,690.5229
01/01/2016 to 12/31/2016         10.581094          11.355595          212,595.9682
01/01/2017 to 12/31/2017         11.355595          11.563724          255,090.7277
01/01/2018 to 12/31/2018         11.563724          11.391580          268,773.7414
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597          394,634.4093
01/01/2012 to 12/31/2012          9.740597           9.986641          545,067.5430
01/01/2013 to 12/31/2013          9.986641           9.922338        1,025,298.1450
01/01/2014 to 12/31/2014          9.922338           9.848415          945,687.4491
01/01/2015 to 12/31/2015          9.848415           9.612514          739,840.8906
01/01/2016 to 12/31/2016          9.612514           9.736865          692,443.0416
01/01/2017 to 12/31/2017          9.736865           9.690991          679,500.3336
01/01/2018 to 12/31/2018          9.690991           9.558720          641,885.4583
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960           34,758.0500
01/01/2010 to 12/31/2010         10.867960          12.119715          112,544.1346
01/01/2011 to 12/31/2011         12.119715          11.864590          196,529.1185
01/01/2012 to 12/31/2012         11.864590          13.316647          194,063.5101
01/01/2013 to 12/31/2013         13.316647          13.214774          176,918.5709
01/01/2014 to 12/31/2014         13.214774          13.127056          166,599.6619
01/01/2015 to 12/31/2015         13.127056          12.356527          135,488.8212
01/01/2016 to 12/31/2016         12.356527          12.242243          113,627.7054
01/01/2017 to 12/31/2017         12.242243          12.041259          109,206.1776
01/01/2018 to 12/31/2018         12.041259          11.943925           99,898.0428
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.201824          12.176868         398,715.4800
01/01/2010 to 12/31/2010          12.176868          13.886119         427,997.8485
01/01/2011 to 12/31/2011          13.886119          12.876948         472,453.4382
01/01/2012 to 12/31/2012          12.876948          15.932812         468,307.2973
01/01/2013 to 12/31/2013          15.932812          16.203410         462,283.7035
01/01/2014 to 12/31/2014          16.203410          18.025806         409,027.9732
01/01/2015 to 12/31/2015          18.025806          17.456087         362,998.3971
01/01/2016 to 12/31/2016          17.456087          17.294568         300,949.0320
01/01/2017 to 12/31/2017          17.294568          18.812199         296,708.9934
01/01/2018 to 12/31/2018          18.812199          16.877417         270,817.9406
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.576046           5.975843       1,012,880.4100
01/01/2010 to 12/31/2010           5.975843           7.265437         930,427.9178
01/01/2011 to 12/31/2011           7.265437           7.367833       1,396,810.4693
01/01/2012 to 12/31/2012           7.367833           8.574900       1,428,147.7384
01/01/2013 to 12/31/2013           8.574900          12.262580       1,586,516.1999
01/01/2014 to 12/31/2014          12.262580          14.319275       1,785,894.2371
01/01/2015 to 12/31/2015          14.319275          13.496115       1,585,722.6119
01/01/2016 to 12/31/2016          13.496115          13.610663       1,369,072.2115
01/01/2017 to 12/31/2017          13.610663          15.829482       1,183,724.8812
01/01/2018 to 12/31/2018          15.829482          14.448255       1,064,037.2284
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           7,096.0322
01/01/2011 to 12/31/2011         138.571745         125.835311          13,736.5381
01/01/2012 to 12/31/2012         125.835311         151.404221          12,980.5082
01/01/2013 to 12/31/2013         151.404221         191.509486          15,833.4546
01/01/2014 to 04/25/2014         191.509486         199.169061               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.578276           6.203956         396,051.9600
01/01/2010 to 12/31/2010           6.203956           6.540272         501,254.0454
01/01/2011 to 04/29/2011           6.540272           6.945274               0.0000
--------------------------       ----------         ----------       --------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.729226          10.865912       2,759,049.3376
01/01/2013 to 12/31/2013          10.865912          10.189740       2,062,186.4805
01/01/2014 to 12/31/2014          10.189740          10.764236       1,993,533.4636
01/01/2015 to 12/31/2015          10.764236          10.617679       1,172,284.2218
01/01/2016 to 12/31/2016          10.617679          10.565643         664,487.2535
01/01/2017 to 12/31/2017          10.565643          10.647479         520,360.4628
01/01/2018 to 12/31/2018          10.647479          10.449715         456,588.7284
--------------------------       ----------         ----------       --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.041112          16.815186       1,330,678.2200
01/01/2010 to 12/31/2010          16.815186          19.227231       1,470,086.0417
01/01/2011 to 12/31/2011          19.227231          16.192619       1,435,012.5225
01/01/2012 to 12/31/2012          16.192619          20.554229       1,281,680.4278
01/01/2013 to 12/31/2013          20.554229          26.342855       1,298,819.1437
01/01/2014 to 12/31/2014          26.342855          24.374836       1,256,111.3861
01/01/2015 to 12/31/2015          24.374836          22.857379       1,083,124.8699
01/01/2016 to 12/31/2016          22.857379          24.285490         991,138.8913
01/01/2017 to 12/31/2017          24.285490          31.111778         889,689.6967
01/01/2018 to 12/31/2018          31.111778          23.228946         882,596.4353
--------------------------       ----------         ----------       --------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        29,337,654.5463
01/01/2013 to 12/31/2013          1.045112           1.045571        30,806,801.4275
01/01/2014 to 12/31/2014          1.045571           1.084229        29,720,611.7587
01/01/2015 to 12/31/2015          1.084229           1.020107        28,153,588.1920
01/01/2016 to 12/31/2016          1.020107           1.119301        22,115,319.3584
01/01/2017 to 12/31/2017          1.119301           1.209332        16,022,881.0802
01/01/2018 to 12/31/2018          1.209332           1.111214        12,662,709.4029
--------------------------        --------           --------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.177860           8.923076           447,005.0500
01/01/2010 to 12/31/2010          8.923076          10.065751           501,516.5527
01/01/2011 to 12/31/2011         10.065751           9.739920           550,460.4026
01/01/2012 to 12/31/2012          9.739920          11.328525           591,104.8303
01/01/2013 to 12/31/2013         11.328525          15.064004           620,690.3331
01/01/2014 to 12/31/2014         15.064004          16.173046           548,742.1794
01/01/2015 to 12/31/2015         16.173046          14.936038           468,950.5224
01/01/2016 to 12/31/2016         14.936038          17.207145           434,858.9823
01/01/2017 to 12/31/2017         17.207145          19.946752           352,813.4271
01/01/2018 to 12/31/2018         19.946752          17.207852           311,256.8747
--------------------------       ---------          ---------        ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.409582          12.367259           669,949.7000
01/01/2010 to 12/31/2010         12.367259          15.327193           647,289.9905
01/01/2011 to 12/31/2011         15.327193          14.891553           636,834.5611
01/01/2012 to 12/31/2012         14.891553          17.290758           538,658.3986
01/01/2013 to 12/31/2013         17.290758          23.805318           507,743.9916
01/01/2014 to 12/31/2014         23.805318          25.230252           452,139.7583
01/01/2015 to 12/31/2015         25.230252          24.356456           422,728.6900
01/01/2016 to 12/31/2016         24.356456          26.657372           356,555.8680
01/01/2017 to 12/31/2017         26.657372          32.816005           304,957.9487
01/01/2018 to 12/31/2018         32.816005          29.311396           266,300.6072
--------------------------       ---------          ---------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         1,563,268.4273
01/01/2014 to 12/31/2014         10.444963          10.781011         1,495,228.0827
01/01/2015 to 12/31/2015         10.781011          10.639824         1,331,862.1190
01/01/2016 to 12/31/2016         10.639824          10.683050         1,228,488.7619
01/01/2017 to 12/31/2017         10.683050          10.840479         1,176,198.8215
01/01/2018 to 12/31/2018         10.840479          10.648338         1,066,982.0120
--------------------------       ---------          ---------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.927771           9.831441           980,053.0800
01/01/2010 to 12/31/2010          9.831441          10.245177         1,373,461.8914
01/01/2011 to 12/31/2011         10.245177          10.645421         1,666,203.8036
01/01/2012 to 12/31/2012         10.645421          10.968482         1,668,901.2178
01/01/2013 to 04/26/2013         10.968482          10.939784                 0.0000
--------------------------       ---------          ---------        ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         7,655,870.9709
01/01/2013 to 12/31/2013          1.047153           1.141470        21,322,662.5595
01/01/2014 to 12/31/2014          1.141470           1.199313        25,610,851.1828
01/01/2015 to 12/31/2015          1.199313           1.188452        23,650,838.0888
01/01/2016 to 12/31/2016          1.188452           1.201136        15,333,414.7013
01/01/2017 to 12/31/2017          1.201136           1.376287        11,725,443.1987
01/01/2018 to 12/31/2018          1.376287           1.254448         9,778,741.5090
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996796           1.037539           506,241.5357
01/01/2015 to 12/31/2015          1.037539           1.009006         1,420,751.0522
01/01/2016 to 12/31/2016          1.009006           1.010776         1,637,770.0509
01/01/2017 to 12/31/2017          1.010776           1.146561         1,810,413.7289
01/01/2018 to 04/30/2018          1.146561           1.116675                 0.0000
--------------------------        --------           --------         --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.723640          10.682263           724,468.8400
01/01/2010 to 12/31/2010         10.682263          12.801388           779,205.1237
01/01/2011 to 12/31/2011         12.801388          12.387038           923,958.6202
01/01/2012 to 12/31/2012         12.387038          14.224693           872,300.7182
01/01/2013 to 12/31/2013         14.224693          16.363954           717,871.4781
01/01/2014 to 12/31/2014         16.363954          16.629275           633,475.4444
01/01/2015 to 12/31/2015         16.629275          16.533129           515,573.6018
01/01/2016 to 12/31/2016         16.533129          17.013925           445,035.9819
01/01/2017 to 12/31/2017         17.013925          20.549735           403,719.6165
01/01/2018 to 12/31/2018         20.549735          19.093768           367,881.8171
--------------------------       ---------          ---------         --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774         6,062,820.8958
01/01/2014 to 12/31/2014          1.123774           1.205943         8,921,469.1913
01/01/2015 to 12/31/2015          1.205943           1.170076        10,942,793.8055
01/01/2016 to 12/31/2016          1.170076           1.199325         7,604,754.1528
01/01/2017 to 12/31/2017          1.199325           1.361091         6,716,052.5710
01/01/2018 to 12/31/2018          1.361091           1.240632         5,339,553.8572
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.866638          12.749564         1,210,959.7000
01/01/2010 to 12/31/2010         12.749564          13.950399         1,190,272.6761
01/01/2011 to 12/31/2011         13.950399          12.233902         1,186,549.9265
01/01/2012 to 12/31/2012         12.233902          14.021955         1,103,078.0616
01/01/2013 to 12/31/2013         14.021955          16.423965           939,603.8766
01/01/2014 to 12/31/2014         16.423965          15.009906           843,029.4367
01/01/2015 to 12/31/2015         15.009906          14.480613           785,336.8965
01/01/2016 to 12/31/2016         14.480613          14.097791           730,705.0101
01/01/2017 to 12/31/2017         14.097791          17.745661           629,698.8784
01/01/2018 to 12/31/2018         17.745661          14.988123           575,808.9595
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                 0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753           263,862.0911
01/01/2016 to 12/31/2016          0.958753           1.046394         1,360,967.8086
01/01/2017 to 12/31/2017          1.046394           1.157256         1,925,342.4661
01/01/2018 to 12/31/2018          1.157256           1.050215         1,658,601.1075
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.886879          12.622618         2,351,725.7600
01/01/2010 to 12/31/2010         12.622618          13.359664         3,048,120.2860
01/01/2011 to 12/31/2011         13.359664          14.583906         3,072,252.2853
01/01/2012 to 12/31/2012         14.583906          15.630297         2,963,639.8286
01/01/2013 to 12/31/2013         15.630297          13.927562         2,679,828.3900
01/01/2014 to 12/31/2014         13.927562          14.074860         2,398,347.7829
01/01/2015 to 12/31/2015         14.074860          13.393833         2,122,174.4672
01/01/2016 to 12/31/2016         13.393833          13.810534         1,974,913.7463
01/01/2017 to 12/31/2017         13.810534          14.035225         1,881,215.3250
01/01/2018 to 12/31/2018         14.035225          13.451422         1,750,716.6138
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.790020          14.826672         3,815,734.2800
01/01/2010 to 12/31/2010         14.826672          15.752043         4,955,168.0144
01/01/2011 to 12/31/2011         15.752043          15.962182         5,377,423.5944
01/01/2012 to 12/31/2012         15.962182          17.129299         5,202,560.3805
01/01/2013 to 12/31/2013         17.129299          16.501480         4,806,127.7176
01/01/2014 to 12/31/2014         16.501480          16.886492         4,172,730.2931
01/01/2015 to 12/31/2015         16.886492          16.586082         3,522,289.0243
01/01/2016 to 12/31/2016         16.586082          16.715339         3,226,611.9310
01/01/2017 to 12/31/2017         16.715339          17.156877         3,162,848.2885
01/01/2018 to 12/31/2018         17.156877          16.810424         2,835,674.1362
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087           141,516.0026
01/01/2014 to 12/31/2014         10.723087          11.441855           377,264.6611
01/01/2015 to 12/31/2015         11.441855          11.097109           574,491.8018
01/01/2016 to 12/31/2016         11.097109          11.396794           521,150.0414
01/01/2017 to 12/31/2017         11.396794          13.037902           542,555.9280
01/01/2018 to 04/30/2018         13.037902          12.453412                 0.0000
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216         7,597,440.7349
01/01/2013 to 12/31/2013          1.065216           1.151996        13,352,359.8428
01/01/2014 to 12/31/2014          1.151996           1.219011        15,012,165.0745
01/01/2015 to 12/31/2015          1.219011           1.186739        15,086,503.7269
01/01/2016 to 12/31/2016          1.186739           1.231461         9,549,821.0861
01/01/2017 to 12/31/2017          1.231461           1.382471         7,539,544.9803
01/01/2018 to 12/31/2018          1.382471           1.229726         9,088,894.1752
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.460286          10.377335         1,802,042.9300
01/01/2010 to 12/31/2010         10.377335          11.439728         4,199,478.9099
01/01/2011 to 12/31/2011         11.439728          11.355300         4,942,310.8334
01/01/2012 to 12/31/2012         11.355300          12.584198         5,019,943.2853
01/01/2013 to 12/31/2013         12.584198          13.958021         4,695,865.5544
01/01/2014 to 12/31/2014         13.958021          14.505773         4,377,167.0518
01/01/2015 to 12/31/2015         14.505773          13.967291         3,903,039.6740
01/01/2016 to 12/31/2016         13.967291          14.511610         3,409,209.8509
01/01/2017 to 12/31/2017         14.511610          16.514029         3,002,308.5567
01/01/2018 to 12/31/2018         16.514029          15.160427         2,728,595.8830
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.756380           9.834791         1,442,234.7800
01/01/2010 to 12/31/2010          9.834791          11.026635         2,127,045.9215
01/01/2011 to 12/31/2011         11.026635          10.599738         2,368,205.1021
01/01/2012 to 12/31/2012         10.599738          11.974538         2,047,595.9323
01/01/2013 to 12/31/2013         11.974538          13.886441         1,805,117.0508
01/01/2014 to 12/31/2014         13.886441          14.372340         1,954,848.8804
01/01/2015 to 12/31/2015         14.372340          13.789705         1,814,126.1325
01/01/2016 to 12/31/2016         13.789705          14.475466         1,905,806.9877
01/01/2017 to 12/31/2017         14.475466          17.009871         1,663,436.3938
01/01/2018 to 12/31/2018         17.009871          15.243552         1,373,991.7248
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.274100          41.017005          603,054.3900
01/01/2010 to 12/31/2010         41.017005          47.141906          592,296.9086
01/01/2011 to 12/31/2011         47.141906          44.445719          542,561.4028
01/01/2012 to 12/31/2012         44.445719          51.496265          500,766.1196
01/01/2013 to 12/31/2013         51.496265          67.660933          441,732.6556
01/01/2014 to 12/31/2014         67.660933          75.279415          404,162.2088
01/01/2015 to 12/31/2015         75.279415          71.285096          357,591.7355
01/01/2016 to 12/31/2016         71.285096          81.176371          345,224.5334
01/01/2017 to 12/31/2017         81.176371          93.245806          312,729.4331
01/01/2018 to 12/31/2018         93.245806          83.186164          267,230.7434
--------------------------       ---------          ---------          ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.624666           8.036369        2,038,166.1300
01/01/2010 to 12/31/2010          8.036369          10.078183        2,326,703.9905
01/01/2011 to 12/31/2011         10.078183           9.735655        2,391,830.7037
01/01/2012 to 12/31/2012          9.735655          10.869334        2,279,238.2326
01/01/2013 to 12/31/2013         10.869334          14.580492        2,079,553.8032
01/01/2014 to 12/31/2014         14.580492          16.149772        1,696,812.3332
01/01/2015 to 12/31/2015         16.149772          16.920211        1,400,792.1297
01/01/2016 to 12/31/2016         16.920211          17.651325        1,268,488.6528
01/01/2017 to 12/31/2017         17.651325          21.627224        1,060,704.6603
01/01/2018 to 12/31/2018         21.627224          20.773818          910,936.8130
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.230660          20.170985          173,122.5400
01/01/2010 to 12/31/2010         20.170985          24.868817          200,779.5936
01/01/2011 to 12/31/2011         24.868817          23.522723          206,386.4995
01/01/2012 to 12/31/2012         23.522723          26.496199          200,502.3381
01/01/2013 to 12/31/2013         26.496199          33.910186          184,058.3487
01/01/2014 to 12/31/2014         33.910186          36.516973          167,196.1462
01/01/2015 to 12/31/2015         36.516973          32.644244          143,961.2494
01/01/2016 to 12/31/2016         32.644244          37.032844          137,627.0921
01/01/2017 to 12/31/2017         37.032844          39.820498          108,622.7644
01/01/2018 to 12/31/2018         39.820498          35.137969           80,617.9464
--------------------------       ---------          ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.532418          12.386674          494,245.3700
01/01/2010 to 12/31/2010         12.386674          15.113932          490,750.7956
01/01/2011 to 12/31/2011         15.113932          13.910583          490,608.2628
01/01/2012 to 12/31/2012         13.910583          16.136315          448,262.4949
01/01/2013 to 12/31/2013         16.136315          21.023179          409,843.4811
01/01/2014 to 12/31/2014         21.023179          23.379678          396,473.9900
01/01/2015 to 12/31/2015         23.379678          20.868641          333,487.1092
01/01/2016 to 12/31/2016         20.868641          23.198484          275,249.7413
01/01/2017 to 12/31/2017         23.198484          25.244402          236,493.1647
01/01/2018 to 12/31/2018         25.244402          21.496438          226,384.8379
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.973971           9.821513        1,640,161.9752
01/01/2014 to 12/31/2014          9.821513           9.323782        1,410,190.2925
01/01/2015 to 12/31/2015          9.323782           8.958711        1,215,567.3900
01/01/2016 to 12/31/2016          8.958711           9.243313        1,115,703.2383
01/01/2017 to 12/31/2017          9.243313          12.246542          941,421.6841
01/01/2018 to 12/31/2018         12.246542           9.959193          962,066.1343
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.038254           8.454436         1,052,417.6300
01/01/2010 to 12/31/2010          8.454436           8.876070         1,784,689.4732
01/01/2011 to 12/31/2011          8.876070           7.472605         2,018,121.7343
01/01/2012 to 12/31/2012          7.472605           8.618659         1,894,305.6832
01/01/2013 to 04/26/2013          8.618659           8.927398                 0.0000
--------------------------        --------           --------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.519609          10.358106         3,509,197.2800
01/01/2010 to 12/31/2010         10.358106          10.173319         2,835,347.4059
01/01/2011 to 12/31/2011         10.173319           9.992322         2,810,528.0328
01/01/2012 to 12/31/2012          9.992322           9.813093         3,400,606.6945
01/01/2013 to 12/31/2013          9.813093           9.638029         2,082,146.1292
01/01/2014 to 12/31/2014          9.638029           9.466089         1,927,060.4633
01/01/2015 to 12/31/2015          9.466089           9.297216         1,570,573.1864
01/01/2016 to 12/31/2016          9.297216           9.141596         1,591,156.1626
01/01/2017 to 12/31/2017          9.141596           9.035939         1,165,776.0762
01/01/2018 to 12/31/2018          9.035939           9.011318         1,114,457.3138
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           122,496.8652
01/01/2015 to 12/31/2015         13.682515          13.359733           252,898.9888
01/01/2016 to 12/31/2016         13.359733          13.715825           271,761.9092
01/01/2017 to 12/31/2017         13.715825          14.405732           232,728.7175
01/01/2018 to 12/31/2018         14.405732          13.777940           341,364.6716
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.968693          10.826616         9,500,812.5900
01/01/2010 to 12/31/2010         10.826616          11.792861        10,718,533.7000
01/01/2011 to 12/31/2011         11.792861          11.788574        11,274,784.0064
01/01/2012 to 12/31/2012         11.788574          12.840462        10,055,557.5705
01/01/2013 to 12/31/2013         12.840462          13.756466         7,828,570.0534
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.672324          10.739578        18,857,923.5300
01/01/2010 to 12/31/2010         10.739578          11.855988        20,843,034.6172
01/01/2011 to 12/31/2011         11.855988          11.631326        20,311,453.4608
01/01/2012 to 12/31/2012         11.631326          12.838561        18,390,140.7266
01/01/2013 to 12/31/2013         12.838561          14.403353        17,147,795.3983
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        21,546,765.3296
01/01/2015 to 12/31/2015         14.390080          13.981661        18,131,541.5366
01/01/2016 to 12/31/2016         13.981661          14.568240        16,177,483.7527
01/01/2017 to 12/31/2017         14.568240          15.831892        14,270,401.8236
01/01/2018 to 12/31/2018         15.831892          14.863638        12,339,474.3820
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.277530          10.433553        33,634,606.3700
01/01/2010 to 12/31/2010         10.433553          11.639689        35,224,850.2923
01/01/2011 to 12/31/2011         11.639689          11.237801        35,361,838.4371
01/01/2012 to 12/31/2012         11.237801          12.573811        32,721,341.2395
01/01/2013 to 12/31/2013         12.573811          14.747678        30,872,122.0232
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        29,665,472.2528
01/01/2015 to 12/31/2015         14.910526          14.458852        26,406,379.2335
01/01/2016 to 12/31/2016         14.458852          15.209943        24,783,894.3413
01/01/2017 to 12/31/2017         15.209943          17.140160        22,976,682.6272
01/01/2018 to 12/31/2018         17.140160          15.801741        20,483,290.6449
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.953419          10.162676        40,988,993.6000
01/01/2010 to 12/31/2010         10.162676          11.527582        38,900,736.9868
01/01/2011 to 12/31/2011         11.527582          10.883780        36,631,324.7247
01/01/2012 to 12/31/2012         10.883780          12.368927        32,469,461.8049
01/01/2013 to 12/31/2013         12.368927          15.296509        33,299,508.3852
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.014269           8.856104         3,668,059.6900
01/01/2010 to 12/31/2010          8.856104           9.571990         4,465,311.3527
01/01/2011 to 12/31/2011          9.571990           9.236064         4,605,901.7716
01/01/2012 to 12/31/2012          9.236064          10.532994         4,154,307.1322
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        32,517,974.3572
01/01/2015 to 12/31/2015         14.969507          14.453064        30,274,055.4074
01/01/2016 to 12/31/2016         14.453064          15.350843        27,657,697.0112
01/01/2017 to 12/31/2017         15.350843          17.966920        24,953,182.0255
01/01/2018 to 12/31/2018         17.966920          16.213236        22,359,538.9270
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.533693          11.834451         1,282,470.4300
01/01/2010 to 12/31/2010         11.834451          13.339080         1,193,942.0329
01/01/2011 to 12/31/2011         13.339080          13.951958         1,093,314.7631
01/01/2012 to 12/31/2012         13.951958          15.288669         1,001,062.3512
01/01/2013 to 12/31/2013         15.288669          20.498259           912,396.0918
01/01/2014 to 12/31/2014         20.498259          20.469564           809,394.5657
01/01/2015 to 12/31/2015         20.469564          18.161276           693,786.5944
01/01/2016 to 12/31/2016         18.161276          21.877849           635,864.8201
01/01/2017 to 12/31/2017         21.877849          24.183224           527,266.6184
01/01/2018 to 12/31/2018         24.183224          20.562748           467,819.5626
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129022       14.197922             159,368.0000
01/01/2010 to 12/31/2010         14.197922       17.094897             171,869.4777
01/01/2011 to 12/31/2011         17.094897       14.061559             289,673.4073
01/01/2012 to 12/31/2012         14.061559       16.281954             216,104.5967
01/01/2013 to 12/31/2013         16.281954       20.405601             197,149.0608
01/01/2014 to 12/31/2014         20.405601       18.699838             194,479.3346
01/01/2015 to 12/31/2015         18.699838       19.423236             165,686.3237
01/01/2016 to 12/31/2016         19.423236       20.188248             148,870.1212
01/01/2017 to 12/31/2017         20.188248       25.866578             118,792.9461
01/01/2018 to 12/31/2018         25.866578       20.179051             112,257.9525
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.749126       22.078608              52,995.9889
01/01/2017 to 12/31/2017         22.078608       25.764862              62,423.1342
01/01/2018 to 12/31/2018         25.764862       25.213359              50,362.2891
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.604707       15.412194               4,678.4900
01/01/2010 to 12/31/2010         15.412194       17.548973              24,752.4260
01/01/2011 to 12/31/2011         17.548973       16.396759              39,387.0592
01/01/2012 to 12/31/2012         16.396759       17.773798              31,050.1529
01/01/2013 to 12/31/2013         17.773798       23.167563              41,679.1305
01/01/2014 to 12/31/2014         23.167563       25.241683              37,259.8238
01/01/2015 to 12/31/2015         25.241683       24.729244              30,961.7426
01/01/2016 to 04/29/2016         24.729244       24.850964                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.699080       11.263222           3,117,520.2300
01/01/2010 to 12/31/2010         11.263222       12.369630           3,171,564.9799
01/01/2011 to 12/31/2011         12.369630       11.641659           3,142,392.6232
01/01/2012 to 12/31/2012         11.641659       12.885091           2,727,544.1721
01/01/2013 to 12/31/2013         12.885091       16.898436           2,358,517.6104
01/01/2014 to 12/31/2014         16.898436       18.330797           1,979,457.2707
01/01/2015 to 12/31/2015         18.330797       18.411859           1,666,170.6126
01/01/2016 to 12/31/2016         18.411859       19.376793           1,456,598.1335
01/01/2017 to 12/31/2017         19.376793       22.632977           1,261,167.4691
01/01/2018 to 12/31/2018         22.632977       22.171576           1,076,222.8172
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942       17.226997             248,518.9929
01/01/2014 to 12/31/2014         17.226997       18.759852             222,385.6844
01/01/2015 to 12/31/2015         18.759852       18.905012             198,430.1810
01/01/2016 to 12/31/2016         18.905012       19.525432             158,951.5872
01/01/2017 to 12/31/2017         19.525432       23.960265             143,467.0903
01/01/2018 to 12/31/2018         23.960265       22.141839             134,139.2268
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.820092       11.303161             309,335.3700
01/01/2010 to 12/31/2010         11.303161       14.117238             324,241.7393
01/01/2011 to 12/31/2011         14.117238       12.830735             320,796.7729
01/01/2012 to 12/31/2012         12.830735       13.359163             306,491.4906
01/01/2013 to 04/26/2013         13.359163       14.396828                   0.0000
--------------------------       ---------       ---------           --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.936920          10.879438        1,218,218.1100
01/01/2010 to 12/31/2010         10.879438          11.894387        1,303,738.8928
01/01/2011 to 12/31/2011         11.894387          11.708536        1,217,375.6992
01/01/2012 to 12/31/2012         11.708536          13.287480        1,961,504.7512
01/01/2013 to 12/31/2013         13.287480          17.844249        1,746,427.5370
01/01/2014 to 12/31/2014         17.844249          19.058273        1,466,920.8118
01/01/2015 to 12/31/2015         19.058273          20.691121        1,239,502.3948
01/01/2016 to 12/31/2016         20.691121          20.295634        1,046,984.0917
01/01/2017 to 12/31/2017         20.295634          27.308289          880,623.6571
01/01/2018 to 12/31/2018         27.308289          26.848924          750,886.2252
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.702159           6.902598          250,265.6000
01/01/2010 to 12/31/2010          6.902598           7.822517          185,353.4542
01/01/2011 to 12/31/2011          7.822517           7.388228          269,342.3137
01/01/2012 to 12/31/2012          7.388228           8.175281          189,826.5168
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.332099           7.525685        1,927,623.8300
01/01/2010 to 12/31/2010          7.525685           8.086054        1,740,455.6522
01/01/2011 to 12/31/2011          8.086054           7.832451        1,503,853.0120
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.824619          14.272032          134,994.1800
01/01/2010 to 12/31/2010         14.272032          14.809536          234,451.9631
01/01/2011 to 12/31/2011         14.809536          15.586135          283,354.4736
01/01/2012 to 12/31/2012         15.586135          15.855089          337,801.7289
01/01/2013 to 12/31/2013         15.855089          15.171972          348,228.1940
01/01/2014 to 12/31/2014         15.171972          15.714905          399,293.0963
01/01/2015 to 12/31/2015         15.714905          15.425862          376,725.4896
01/01/2016 to 12/31/2016         15.425862          15.466796          461,929.6284
01/01/2017 to 12/31/2017         15.466796          15.637896          442,977.3680
01/01/2018 to 12/31/2018         15.637896          15.281988          401,955.9096
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994           48,361.3100
01/01/2010 to 12/31/2010         13.296994          16.444869           97,875.1016
01/01/2011 to 12/31/2011         16.444869          15.790359          103,303.7932
01/01/2012 to 12/31/2012         15.790359          18.184822          139,040.5154
01/01/2013 to 12/31/2013         18.184822          23.710385          142,190.0915
01/01/2014 to 12/31/2014         23.710385          25.432717          144,165.3458
01/01/2015 to 12/31/2015         25.432717          24.310190          146,300.3773
01/01/2016 to 12/31/2016         24.310190          28.671634          186,557.5280
01/01/2017 to 12/31/2017         28.671634          32.555673          215,705.4229
01/01/2018 to 12/31/2018         32.555673          28.274176          182,912.8290
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048           60,561.6600
01/01/2010 to 12/31/2010         11.373048          12.037580          105,389.7065
01/01/2011 to 12/31/2011         12.037580          10.327221          148,274.8066
01/01/2012 to 12/31/2012         10.327221          11.961547          161,821.1811
01/01/2013 to 12/31/2013         11.961547          14.266681          228,021.1864
01/01/2014 to 12/31/2014         14.266681          13.125095          239,626.4593
01/01/2015 to 12/31/2015         13.125095          12.721950          244,356.0466
01/01/2016 to 12/31/2016         12.721950          12.616036          227,503.6515
01/01/2017 to 12/31/2017         12.616036          15.433067          214,577.8395
01/01/2018 to 12/31/2018         15.433067          13.015614          219,421.8337
--------------------------       ---------          ---------          ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685           39,116.0100
01/01/2010 to 12/31/2010         13.465685          16.736517          114,458.4914
01/01/2011 to 12/31/2011         16.736517          15.727087          122,076.0696
01/01/2012 to 12/31/2012         15.727087          17.907911          188,141.4161
01/01/2013 to 12/31/2013         17.907911          24.293548          231,332.3913
01/01/2014 to 12/31/2014         24.293548          24.988752          202,456.9673
01/01/2015 to 12/31/2015         24.988752          23.429556          190,085.8680
01/01/2016 to 12/31/2016         23.429556          27.826941          196,333.2801
01/01/2017 to 12/31/2017         27.826941          31.240082          212,174.5493
01/01/2018 to 12/31/2018         31.240082          27.241574          186,457.3499
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.267288          10.224509        1,088,761.5900
01/01/2010 to 12/31/2010         10.224509          11.497376        1,133,490.9401
01/01/2011 to 12/31/2011         11.497376          11.477358        1,083,967.2354
01/01/2012 to 12/31/2012         11.477358          13.010646        1,307,982.8142
01/01/2013 to 12/31/2013         13.010646          16.829280        1,316,339.9780
01/01/2014 to 12/31/2014         16.829280          18.694177        1,189,299.7948
01/01/2015 to 12/31/2015         18.694177          18.528377        1,085,985.4824
01/01/2016 to 12/31/2016         18.528377          20.269261        1,058,299.0577
01/01/2017 to 12/31/2017         20.269261          24.135758          998,991.0274
01/01/2018 to 12/31/2018         24.135758          22.557666          882,193.9657
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199          453,547.5207
01/01/2014 to 12/31/2014         20.756199          22.539090          377,528.8696
01/01/2015 to 12/31/2015         22.539090          22.056313          311,156.2010
01/01/2016 to 12/31/2016         22.056313          24.716370          322,417.1687
01/01/2017 to 12/31/2017         24.716370          28.545114          299,508.2241
01/01/2018 to 12/31/2018         28.545114          25.162022          289,384.8243
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          6.581951           8.073191          572,596.4800
01/01/2010 to 12/31/2010          8.073191           8.803303          931,265.7032
01/01/2011 to 12/31/2011          8.803303           8.599289        1,049,171.2942
01/01/2012 to 12/31/2012          8.599289           9.620356          976,494.8778
01/01/2013 to 04/26/2013          9.620356          10.524851                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.760038          19.627813          389,608.0558
01/01/2014 to 12/31/2014         19.627813          19.219718          347,683.3000
01/01/2015 to 12/31/2015         19.219718          18.948577          285,702.4117
01/01/2016 to 12/31/2016         18.948577          22.033870          240,345.8758
01/01/2017 to 12/31/2017         22.033870          24.993849          214,145.1789
01/01/2018 to 12/31/2018         24.993849          22.830776          182,151.4669
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.269262          12.450655          492,061.6400
01/01/2010 to 12/31/2010         12.450655          15.024065          514,603.5711
01/01/2011 to 12/31/2011         15.024065          13.977994          529,430.9875
01/01/2012 to 12/31/2012         13.977994          14.452926          490,998.0234
01/01/2013 to 04/26/2013         14.452926          15.651038                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.807827           8.572970          900,566.6029
01/01/2014 to 12/31/2014          8.572970           9.163183        1,003,900.8494
01/01/2015 to 12/31/2015          9.163183           9.945830          942,959.7107
01/01/2016 to 12/31/2016          9.945830           9.918037          942,415.4188
01/01/2017 to 12/31/2017          9.918037          13.002810          883,611.5747
01/01/2018 to 12/31/2018         13.002810          12.622169          798,347.6935
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          3.398616           5.306594          790,582.3400
01/01/2010 to 12/31/2010          5.306594           6.655218          815,843.6140
01/01/2011 to 12/31/2011          6.655218           5.889901          969,493.0433
01/01/2012 to 12/31/2012          5.889901           6.485249          803,548.2340
01/01/2013 to 04/26/2013          6.485249           6.773144                0.0000
--------------------------       ---------          ---------        --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034           86,059.4500
01/01/2010 to 12/31/2010         14.718034          18.651343          280,111.8297
01/01/2011 to 12/31/2011         18.651343          15.264514          318,658.5921
01/01/2012 to 12/31/2012         15.264514          15.377272          343,233.3481
01/01/2013 to 12/31/2013         15.377272          16.727253          301,021.9371
01/01/2014 to 12/31/2014         16.727253          13.336181          309,662.7370
01/01/2015 to 12/31/2015         13.336181           8.807343          359,201.6946
01/01/2016 to 12/31/2016          8.807343          12.433905          256,906.4163
01/01/2017 to 12/31/2017         12.433905          12.122223          268,273.0630
01/01/2018 to 12/31/2018         12.122223           8.469812          267,335.3087
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518504          28.467122          533,700.7814
01/01/2017 to 12/31/2017         28.467122          30.178683          507,845.9790
01/01/2018 to 12/31/2018         30.178683          28.444724          474,816.7860
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.124411          20.317210        1,057,002.7300
01/01/2010 to 12/31/2010         20.317210          22.542192          967,394.8045
01/01/2011 to 12/31/2011         22.542192          23.128254          917,344.3441
01/01/2012 to 12/31/2012         23.128254          25.654361          824,824.4613
01/01/2013 to 12/31/2013         25.654361          27.207186          734,781.9418
01/01/2014 to 12/31/2014         27.207186          28.012247          664,928.0756
01/01/2015 to 12/31/2015         28.012247          26.914264          575,095.1512
01/01/2016 to 04/29/2016         26.914264          27.695839                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825           99,532.7770
01/01/2017 to 12/31/2017         29.073825          30.836944           90,547.9533
01/01/2018 to 12/31/2018         30.836944          29.098007           81,729.0576
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535            85,460.3839
01/01/2011 to 12/31/2011      12.292535          12.491238           199,511.6945
01/01/2012 to 12/31/2012      12.491238          13.672498           279,186.9459
01/01/2013 to 12/31/2013      13.672498          13.618052           371,377.8814
01/01/2014 to 12/31/2014      13.618052          13.969333           324,713.6164
01/01/2015 to 12/31/2015      13.969333          13.520174           247,848.1052
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.378827          15.720806           322,022.8500
01/01/2010 to 12/31/2010      15.720806          16.288453           422,324.1286
01/01/2011 to 12/31/2011      16.288453          16.841092           544,954.9952
01/01/2012 to 12/31/2012      16.841092          17.043155           449,689.5657
01/01/2013 to 12/31/2013      17.043155          16.587579           408,604.9913
01/01/2014 to 12/31/2014      16.587579          16.707126           382,405.3069
01/01/2015 to 12/31/2015      16.707126          16.459462           367,195.3845
01/01/2016 to 12/31/2016      16.459462          16.330939           299,685.0749
01/01/2017 to 12/31/2017      16.330939          16.309229           240,759.6403
01/01/2018 to 12/31/2018      16.309229          16.128436           219,232.0463

SERIES L




                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.173017          10.488634          308,209.2878
01/01/2013 to 12/31/2013         10.488634          11.444039          353,857.9697
01/01/2014 to 12/31/2014         11.444039          12.059789          353,388.3342
01/01/2015 to 12/31/2015         12.059789          11.907298          226,743.8312
01/01/2016 to 12/31/2016         11.907298          12.109381          118,802.0695
01/01/2017 to 12/31/2017         12.109381          13.506987          115,179.5002
01/01/2018 to 12/31/2018         13.506987          12.333950           96,897.7209
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.989945           8.874139        1,910,296.5100
01/01/2010 to 12/31/2010          8.874139           9.770954        5,040,356.9498
01/01/2011 to 12/31/2011          9.770954           9.388157        6,281,076.9956
01/01/2012 to 12/31/2012          9.388157          10.461928        6,022,799.7865
01/01/2013 to 12/31/2013         10.461928          12.173490        5,479,454.8590
01/01/2014 to 12/31/2014         12.173490          12.673243        5,022,233.6448
01/01/2015 to 12/31/2015         12.673243          12.353151        4,437,431.4616
01/01/2016 to 12/31/2016         12.353151          13.073805        4,159,084.9733
01/01/2017 to 12/31/2017         13.073805          14.998382        3,803,122.1459
01/01/2018 to 12/31/2018         14.998382          14.087170        3,517,408.2639
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.340094           8.342480        1,991,225.1600
01/01/2010 to 12/31/2010          8.342480           9.293873        2,225,959.5908
01/01/2011 to 12/31/2011          9.293873           8.692032        2,298,565.5669
01/01/2012 to 12/31/2012          8.692032           9.910548        2,198,882.1305
01/01/2013 to 12/31/2013          9.910548          12.171696        2,115,270.3274
01/01/2014 to 12/31/2014         12.171696          12.711828        2,187,761.6033
01/01/2015 to 12/31/2015         12.711828          12.384491        2,052,359.7128
01/01/2016 to 12/31/2016         12.384491          13.246649        1,919,417.5086
01/01/2017 to 12/31/2017         13.246649          15.780524        1,863,570.5957
01/01/2018 to 12/31/2018         15.780524          14.596011        1,540,150.3886
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.741807           7.828570          348,221.7400
01/01/2010 to 12/31/2010          7.828570           9.093560          662,812.1738
01/01/2011 to 12/31/2011          9.093560           8.516420          831,766.1313
01/01/2012 to 12/31/2012          8.516420           9.815118          808,227.7513
01/01/2013 to 12/31/2013          9.815118          12.505165          684,554.2635
01/01/2014 to 12/31/2014         12.505165          13.280559          521,223.5723
01/01/2015 to 12/31/2015         13.280559          13.883413          453,337.8650
01/01/2016 to 12/31/2016         13.883413          14.869085          431,032.6643
01/01/2017 to 12/31/2017         14.869085          18.670234          374,357.9478
01/01/2018 to 12/31/2018         18.670234          18.234639          358,178.1008
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.661591           9.280852        1,468,339.4100
01/01/2010 to 12/31/2010          9.280852          10.013393        2,564,254.8891
01/01/2011 to 12/31/2011         10.013393           9.849039        2,618,581.9347
01/01/2012 to 12/31/2012          9.849039          10.715470        2,501,258.9870
01/01/2013 to 12/31/2013         10.715470          11.941314        2,160,608.9550
01/01/2014 to 12/31/2014         11.941314          12.436859        1,860,314.6672
01/01/2015 to 12/31/2015         12.436859          12.120242        1,669,071.8352
01/01/2016 to 12/31/2016         12.120242          12.732512        1,548,673.0621
01/01/2017 to 12/31/2017         12.732512          14.120348        1,484,480.9308
01/01/2018 to 12/31/2018         14.120348          13.386754        1,404,131.4155
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.101593          11.472543        649,362.1331
01/01/2013 to 12/31/2013         11.472543          10.880300        444,089.8963
01/01/2014 to 12/31/2014         10.880300          11.107839        402,497.8660
01/01/2015 to 12/31/2015         11.107839           9.860295        282,877.2832
01/01/2016 to 12/31/2016          9.860295          10.546963        128,619.8310
01/01/2017 to 12/31/2017         10.546963          11.369123        117,857.5489
01/01/2018 to 12/31/2018         11.369123          10.451084        105,913.1459
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.929073          10.219693        747,193.7040
01/01/2013 to 12/31/2013         10.219693          11.066570        828,334.2350
01/01/2014 to 12/31/2014         11.066570          11.506402        825,611.4234
01/01/2015 to 12/31/2015         11.506402          11.283193        507,037.3595
01/01/2016 to 12/31/2016         11.283193          11.567222        216,666.0287
01/01/2017 to 12/31/2017         11.567222          12.867054        191,679.8328
01/01/2018 to 12/31/2018         12.867054          11.722540        168,303.7944
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.897978          17.128578         54,649.5200
01/01/2010 to 12/31/2010         17.128578          19.466818        158,193.0660
01/01/2011 to 12/31/2011         19.466818          19.558805        197,355.8982
01/01/2012 to 12/31/2012         19.558805          22.374561        202,120.7907
01/01/2013 to 12/31/2013         22.374561          24.014481        171,264.3456
01/01/2014 to 12/31/2014         24.014481          24.351133         93,556.9744
01/01/2015 to 12/31/2015         24.351133          22.937275         89,207.5174
01/01/2016 to 12/31/2016         22.937275          25.664326        108,109.3517
01/01/2017 to 12/31/2017         25.664326          27.150222        102,246.7841
01/01/2018 to 12/31/2018         27.150222          25.884071         60,543.3835
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.578746           9.868646        417,185.2700
01/01/2010 to 12/31/2010          9.868646          11.286480        492,091.1502
01/01/2011 to 12/31/2011         11.286480          10.440030        636,686.1820
01/01/2012 to 12/31/2012         10.440030          11.963387        572,037.0872
01/01/2013 to 12/31/2013         11.963387          15.209528        553,986.7993
01/01/2014 to 12/31/2014         15.209528          15.690490        534,645.3396
01/01/2015 to 12/31/2015         15.690490          15.093531        459,865.3137
01/01/2016 to 12/31/2016         15.093531          16.147177        427,022.3660
01/01/2017 to 12/31/2017         16.147177          19.487650        408,821.1575
01/01/2018 to 12/31/2018         19.487650          17.203094        388,708.8888
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.955906          10.386393        663,385.9325
01/01/2013 to 12/31/2013         10.386393          11.660351        740,576.9294
01/01/2014 to 12/31/2014         11.660351          12.551026        998,124.7857
01/01/2015 to 12/31/2015         12.551026          11.817320        729,013.2601
01/01/2016 to 12/31/2016         11.817320          12.571123        613,430.7455
01/01/2017 to 12/31/2017         12.571123          14.603857        599,174.9634
01/01/2018 to 12/31/2018         14.603857          13.279294        551,859.2273
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.683140          14.502604        218,291.2100
01/01/2010 to 12/31/2010         14.502604          17.069739        237,048.1774
01/01/2011 to 12/31/2011         17.069739          15.251803        235,504.0994
01/01/2012 to 12/31/2012         15.251803          17.663668        192,145.4691
01/01/2013 to 12/31/2013         17.663668          22.966386        160,529.4744
01/01/2014 to 12/31/2014         22.966386          22.932126        138,752.0290
01/01/2015 to 12/31/2015         22.932126          21.294178        120,078.1754
01/01/2016 to 12/31/2016         21.294178          27.437578        106,499.9007
01/01/2017 to 12/31/2017         27.437578          30.087375         88,736.4467
01/01/2018 to 12/31/2018         30.087375          25.033751         84,371.5468
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.115232          10.142178        177,530.7400
01/01/2010 to 12/31/2010         10.142178          12.311772        334,394.3092
01/01/2011 to 12/31/2011         12.311772           9.825787        385,528.7110
01/01/2012 to 12/31/2012          9.825787          11.467276        411,662.2052
01/01/2013 to 12/31/2013         11.467276          10.696331        459,275.4688
01/01/2014 to 12/31/2014         10.696331           9.815497        479,248.7075
01/01/2015 to 12/31/2015          9.815497           8.304547        460,634.5534
01/01/2016 to 12/31/2016          8.304547           9.090023        397,904.0184
01/01/2017 to 12/31/2017          9.090023          11.451886        352,235.4244
01/01/2018 to 12/31/2018         11.451886           9.646634        361,065.3819
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997466          10.191636         12,242.3286
01/01/2011 to 12/31/2011         10.191636          10.206128         30,777.2013
01/01/2012 to 12/31/2012         10.206128          10.752489         35,712.7710
01/01/2013 to 12/31/2013         10.752489          10.960322         68,516.6274
01/01/2014 to 12/31/2014         10.960322          10.838614         69,113.2659
01/01/2015 to 12/31/2015         10.838614          10.551088         68,944.3586
01/01/2016 to 12/31/2016         10.551088          11.317732         62,081.3627
01/01/2017 to 12/31/2017         11.317732          11.519422         51,599.9142
01/01/2018 to 12/31/2018         11.519422          11.342233         79,865.8053
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987467           9.737301         62,015.5923
01/01/2012 to 12/31/2012          9.737301           9.978243         79,206.0840
01/01/2013 to 12/31/2013          9.978243           9.909038        275,599.5831
01/01/2014 to 12/31/2014          9.909038           9.830297        320,065.8619
01/01/2015 to 12/31/2015          9.830297           9.590033        357,300.8033
01/01/2016 to 12/31/2016          9.590033           9.709237        462,735.4924
01/01/2017 to 12/31/2017          9.709237           9.658676        503,892.2594
01/01/2018 to 12/31/2018          9.658676           9.522057        469,025.2339
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997973          10.864315          2,544.7300
01/01/2010 to 12/31/2010         10.864315          12.109598         47,112.4891
01/01/2011 to 12/31/2011         12.109598          11.848773         83,441.0564
01/01/2012 to 12/31/2012         11.848773          13.292212         93,982.0847
01/01/2013 to 12/31/2013         13.292212          13.183930         65,253.7063
01/01/2014 to 12/31/2014         13.183930          13.089869         53,065.6031
01/01/2015 to 12/31/2015         13.089869          12.315359         57,789.8112
01/01/2016 to 12/31/2016         12.315359          12.195355         56,860.6044
01/01/2017 to 12/31/2017         12.195355          11.989160         60,349.5398
01/01/2018 to 12/31/2018         11.989160          11.886266         56,963.0567
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.180346          12.142370        79,128.8100
01/01/2010 to 12/31/2010          12.142370          13.839867       122,489.5227
01/01/2011 to 12/31/2011          13.839867          12.827651       134,108.4413
01/01/2012 to 12/31/2012          12.827651          15.863844       120,521.6061
01/01/2013 to 12/31/2013          15.863844          16.125203       116,907.5551
01/01/2014 to 12/31/2014          16.125203          17.929838       126,312.0232
01/01/2015 to 12/31/2015          17.929838          17.354469       116,485.6113
01/01/2016 to 12/31/2016          17.354469          17.185300        90,945.1857
01/01/2017 to 12/31/2017          17.185300          18.684026        82,544.7922
01/01/2018 to 12/31/2018          18.684026          16.753995        81,435.2382
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.560348           5.952366       137,719.0100
01/01/2010 to 12/31/2010           5.952366           7.233279       216,829.5076
01/01/2011 to 12/31/2011           7.233279           7.331562       460,281.6600
01/01/2012 to 12/31/2012           7.331562           8.528399       343,099.2520
01/01/2013 to 12/31/2013           8.528399          12.189990       397,926.1797
01/01/2014 to 12/31/2014          12.189990          14.227397       560,672.3239
01/01/2015 to 12/31/2015          14.227397          13.402810       541,465.0238
01/01/2016 to 12/31/2016          13.402810          13.509808       458,699.6481
01/01/2017 to 12/31/2017          13.509808          15.704357       384,292.2854
01/01/2018 to 12/31/2018          15.704357          14.326837       342,630.5402
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         133.216266         136.590360         3,207.4878
01/01/2011 to 12/31/2011         136.590360         123.974133         7,490.6079
01/01/2012 to 12/31/2012         123.974133         149.089951        10,662.1210
01/01/2013 to 12/31/2013         149.089951         188.487955        10,429.1456
01/01/2014 to 04/25/2014         188.487955         195.995813             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.571011           6.191014        90,229.9300
01/01/2010 to 12/31/2010           6.191014           6.523369       133,955.0840
01/01/2011 to 04/29/2011           6.523369           6.926195             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.723820          10.856793       105,890.5125
01/01/2013 to 12/31/2013          10.856793          10.176098        98,935.5833
01/01/2014 to 12/31/2014          10.176098          10.744452       115,728.1628
01/01/2015 to 12/31/2015          10.744452          10.592865        75,724.1265
01/01/2016 to 12/31/2016          10.592865          10.535681       137,489.0202
01/01/2017 to 12/31/2017          10.535681          10.611992       155,734.6465
01/01/2018 to 12/31/2018          10.611992          10.409652        41,715.7486
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.001265          16.746123       170,374.2400
01/01/2010 to 12/31/2010          16.746123          19.138699       242,716.1132
01/01/2011 to 12/31/2011          19.138699          16.110007       322,082.9293
01/01/2012 to 12/31/2012          16.110007          20.439093       287,560.8558
01/01/2013 to 12/31/2013          20.439093          26.182208       291,990.4142
01/01/2014 to 12/31/2014          26.182208          24.214073       312,730.7499
01/01/2015 to 12/31/2015          24.214073          22.695265       306,115.3898
01/01/2016 to 12/31/2016          22.695265          24.101193       299,224.8851
01/01/2017 to 12/31/2017          24.101193          30.860299       252,462.8424
01/01/2018 to 12/31/2018          30.860299          23.029586       336,104.9926
--------------------------       ----------         ----------       ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.044753        4,006,077.9589
01/01/2013 to 12/31/2013          1.044753           1.044689        2,699,962.1183
01/01/2014 to 12/31/2014          1.044689           1.082773        2,415,585.9911
01/01/2015 to 12/31/2015          1.082773           1.018227        2,313,542.3346
01/01/2016 to 12/31/2016          1.018227           1.116680        1,196,489.2564
01/01/2017 to 12/31/2017          1.116680           1.205899        1,115,825.5817
01/01/2018 to 12/31/2018          1.205899           1.107503        1,024,625.5115
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.164665           8.902221           77,492.7900
01/01/2010 to 12/31/2010          8.902221          10.037209          177,962.8310
01/01/2011 to 12/31/2011         10.037209           9.707455          221,198.6694
01/01/2012 to 12/31/2012          9.707455          11.285093          259,308.5992
01/01/2013 to 12/31/2013         11.285093          14.998753          181,859.2466
01/01/2014 to 12/31/2014         14.998753          16.094940          194,555.7836
01/01/2015 to 12/31/2015         16.094940          14.856471          203,521.8180
01/01/2016 to 12/31/2016         14.856471          17.106924          193,127.2679
01/01/2017 to 12/31/2017         17.106924          19.820694          182,200.6235
01/01/2018 to 12/31/2018         19.820694          17.090500          172,743.3138
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.375599          12.316433          119,950.2500
01/01/2010 to 12/31/2010         12.316433          15.256580          130,106.8665
01/01/2011 to 12/31/2011         15.256580          14.815549          140,902.7844
01/01/2012 to 12/31/2012         14.815549          17.193866          116,291.6048
01/01/2013 to 12/31/2013         17.193866          23.660099          139,926.8485
01/01/2014 to 12/31/2014         23.660099          25.063801          129,649.3245
01/01/2015 to 12/31/2015         25.063801          24.183668          128,113.7460
01/01/2016 to 12/31/2016         24.183668          26.455032          142,113.5655
01/01/2017 to 12/31/2017         26.455032          32.550694          127,445.8082
01/01/2018 to 12/31/2018         32.550694          29.059788           88,030.4647
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.982397          10.415288          344,985.8777
01/01/2014 to 12/31/2014         10.415288          10.745007          412,219.3625
01/01/2015 to 12/31/2015         10.745007          10.598990          404,777.8593
01/01/2016 to 12/31/2016         10.598990          10.636730          401,620.7668
01/01/2017 to 12/31/2017         10.636730          10.788096          414,734.3027
01/01/2018 to 12/31/2018         10.788096          10.591556          404,308.5633
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.924700           9.823148          101,839.9900
01/01/2010 to 12/31/2010          9.823148          10.231419          393,029.1841
01/01/2011 to 12/31/2011         10.231419          10.625827          349,224.0736
01/01/2012 to 12/31/2012         10.625827          10.942791          344,397.4313
01/01/2013 to 04/26/2013         10.942791          10.914101                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012693           1.046793          582,495.0331
01/01/2013 to 12/31/2013          1.046793           1.140507        1,332,248.2536
01/01/2014 to 12/31/2014          1.140507           1.197703        1,690,888.6577
01/01/2015 to 12/31/2015          1.197703           1.186262        1,398,771.5095
01/01/2016 to 12/31/2016          1.186262           1.198324        1,263,232.6453
01/01/2017 to 12/31/2017          1.198324           1.372380        1,112,126.9255
01/01/2018 to 12/31/2018          1.372380           1.250258        1,221,743.4082
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996789           1.037181           38,822.6247
01/01/2015 to 12/31/2015          1.037181           1.008153           63,315.5111
01/01/2016 to 12/31/2016          1.008153           1.009417           58,063.5511
01/01/2017 to 12/31/2017          1.009417           1.144449          302,910.4811
01/01/2018 to 04/30/2018          1.144449           1.114436                0.0000
--------------------------        --------           --------          ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.713291          10.662621           93,737.7400
01/01/2010 to 12/31/2010         10.662621          12.771469          141,984.9610
01/01/2011 to 12/31/2011         12.771469          12.351922          173,535.4128
01/01/2012 to 12/31/2012         12.351922          14.177242          158,632.3990
01/01/2013 to 12/31/2013         14.177242          16.301216          105,471.3474
01/01/2014 to 12/31/2014         16.301216          16.557238           96,177.3037
01/01/2015 to 12/31/2015         16.557238          16.453276           94,162.0457
01/01/2016 to 12/31/2016         16.453276          16.923287           91,343.2779
01/01/2017 to 12/31/2017         16.923287          20.430078           79,543.3362
01/01/2018 to 12/31/2018         20.430078          18.973041           76,099.3596
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077368           1.123121          568,888.3985
01/01/2014 to 12/31/2014          1.123121           1.204640          941,093.0607
01/01/2015 to 12/31/2015          1.204640           1.168227          325,545.0933
01/01/2016 to 12/31/2016          1.168227           1.196832          235,978.5831
01/01/2017 to 12/31/2017          1.196832           1.357585          174,328.6390
01/01/2018 to 12/31/2018          1.357585           1.236814           99,875.3876
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.832803          12.699490          226,291.6300
01/01/2010 to 12/31/2010         12.699490          13.888670          247,873.5142
01/01/2011 to 12/31/2011         13.888670          12.173685          233,062.7805
01/01/2012 to 12/31/2012         12.173685          13.945926          222,577.2471
01/01/2013 to 12/31/2013         13.945926          16.326750          210,649.9065
01/01/2014 to 12/31/2014         16.326750          14.913597          180,788.3226
01/01/2015 to 12/31/2015         14.913597          14.380504          167,935.2549
01/01/2016 to 12/31/2016         14.380504          13.993329          166,810.9999
01/01/2017 to 12/31/2017         13.993329          17.605395          157,023.4900
01/01/2018 to 12/31/2018         17.605395          14.862170          158,580.4187
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999747           1.032376                0.0000
01/01/2015 to 12/31/2015          1.032376           0.957942           34,093.0949
01/01/2016 to 12/31/2016          0.957942           1.044987           69,844.8476
01/01/2017 to 12/31/2017          1.044987           1.155124          270,506.0068
01/01/2018 to 12/31/2018          1.155124           1.047753          244,075.2665
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.856050          12.580586          568,102.3100
01/01/2010 to 12/31/2010         12.580586          13.308523          734,110.3181
01/01/2011 to 12/31/2011         13.308523          14.520839        1,022,796.2133
01/01/2012 to 12/31/2012         14.520839          15.554886          945,363.8478
01/01/2013 to 12/31/2013         15.554886          13.853433          842,255.5200
01/01/2014 to 12/31/2014         13.853433          13.992948          745,816.6187
01/01/2015 to 12/31/2015         13.992948          13.309223          663,618.2658
01/01/2016 to 12/31/2016         13.309223          13.716432          630,271.1672
01/01/2017 to 12/31/2017         13.716432          13.932643          679,956.1851
01/01/2018 to 12/31/2018         13.932643          13.346394          665,506.8757
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.746166          14.768453          965,763.1500
01/01/2010 to 12/31/2010         14.768453          15.682349        1,519,133.3632
01/01/2011 to 12/31/2011         15.682349          15.883636        1,838,187.0889
01/01/2012 to 12/31/2012         15.883636          17.036445        1,772,195.0198
01/01/2013 to 12/31/2013         17.036445          16.403823        1,584,905.7695
01/01/2014 to 12/31/2014         16.403823          16.778165        1,539,374.2815
01/01/2015 to 12/31/2015         16.778165          16.471443        1,257,883.6712
01/01/2016 to 12/31/2016         16.471443          16.591508        1,133,089.4917
01/01/2017 to 12/31/2017         16.591508          17.021286        1,203,065.2314
01/01/2018 to 12/31/2018         17.021286          16.669187        1,299,361.3902
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214840          10.719329            1,913.9628
01/01/2014 to 12/31/2014         10.719329          11.432127            2,227.5510
01/01/2015 to 12/31/2015         11.432127          11.082129            4,295.6872
01/01/2016 to 12/31/2016         11.082129          11.375720            3,463.1648
01/01/2017 to 12/31/2017         11.375720          13.007310           10,763.4027
01/01/2018 to 04/30/2018         13.007310          12.422165                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010671           1.064850          576,879.1441
01/01/2013 to 12/31/2013          1.064850           1.151025        1,003,820.2228
01/01/2014 to 12/31/2014          1.151025           1.217374        1,112,704.1304
01/01/2015 to 12/31/2015          1.217374           1.184553          971,100.2945
01/01/2016 to 12/31/2016          1.184553           1.228578          757,545.9222
01/01/2017 to 12/31/2017          1.228578           1.378547          852,085.5689
01/01/2018 to 12/31/2018          1.378547           1.225619          847,044.6128
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.446522          10.355272          346,982.8600
01/01/2010 to 12/31/2010         10.355272          11.409705        1,186,573.2593
01/01/2011 to 12/31/2011         11.409705          11.319849        1,760,346.6347
01/01/2012 to 12/31/2012         11.319849          12.538608        1,806,528.1608
01/01/2013 to 12/31/2013         12.538608          13.900502        1,678,780.3957
01/01/2014 to 12/31/2014         13.900502          14.438774        1,358,600.6096
01/01/2015 to 12/31/2015         14.438774          13.895827        1,331,555.4372
01/01/2016 to 12/31/2016         13.895827          14.430145        1,273,694.2411
01/01/2017 to 12/31/2017         14.430145          16.413141        1,203,174.9295
01/01/2018 to 12/31/2018         16.413141          15.060229        1,135,806.9616
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.743759           9.813878           70,362.2300
01/01/2010 to 12/31/2010          9.813878          10.997693          246,146.8301
01/01/2011 to 12/31/2011         10.997693          10.566641          189,441.6942
01/01/2012 to 12/31/2012         10.566641          11.931151          234,295.7420
01/01/2013 to 12/31/2013         11.931151          13.829212          265,006.6375
01/01/2014 to 12/31/2014         13.829212          14.305952          235,134.1594
01/01/2015 to 12/31/2015         14.305952          13.719145          234,247.2021
01/01/2016 to 12/31/2016         13.719145          14.394199          227,623.8580
01/01/2017 to 12/31/2017         14.394199          16.905948          225,357.8058
01/01/2018 to 12/31/2018         16.905948          15.142799          201,122.7717
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.152266          40.854887        109,404.3300
01/01/2010 to 12/31/2010         40.854887          46.932127        116,945.8957
01/01/2011 to 12/31/2011         46.932127          44.225853        120,233.0583
01/01/2012 to 12/31/2012         44.225853          51.215775        110,442.4109
01/01/2013 to 12/31/2013         51.215775          67.258778        106,100.8188
01/01/2014 to 12/31/2014         67.258778          74.794570        109,773.1223
01/01/2015 to 12/31/2015         74.794570          70.790557         99,191.5386
01/01/2016 to 12/31/2016         70.790557          80.572923         81,508.3160
01/01/2017 to 12/31/2017         80.572923          92.506519         71,560.2426
01/01/2018 to 12/31/2018         92.506519          82.485119         76,304.7303
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.605335           8.004745        419,042.4000
01/01/2010 to 12/31/2010          8.004745          10.033512        580,720.0689
01/01/2011 to 12/31/2011         10.033512           9.687665        633,027.5724
01/01/2012 to 12/31/2012          9.687665          10.810320        584,718.9375
01/01/2013 to 12/31/2013         10.810320          14.494085        515,761.7297
01/01/2014 to 12/31/2014         14.494085          16.046040        434,010.1661
01/01/2015 to 12/31/2015         16.046040          16.803125        370,571.1812
01/01/2016 to 12/31/2016         16.803125          17.520416        370,387.7374
01/01/2017 to 12/31/2017         17.520416          21.456134        339,063.1397
01/01/2018 to 12/31/2018         21.456134          20.599114        261,731.2624
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.765623          19.583253         34,497.3500
01/01/2010 to 12/31/2010         19.583253          24.132147         55,568.3432
01/01/2011 to 12/31/2011         24.132147          22.814534         54,690.6920
01/01/2012 to 12/31/2012         22.814534          25.685574         47,574.6578
01/01/2013 to 12/31/2013         25.685574          32.856314         58,474.5437
01/01/2014 to 12/31/2014         32.856314          35.364398         64,480.0213
01/01/2015 to 12/31/2015         35.364398          31.598087         68,078.9701
01/01/2016 to 12/31/2016         31.598087          35.828123         37,384.2370
01/01/2017 to 12/31/2017         35.828123          38.505891         29,718.4652
01/01/2018 to 12/31/2018         38.505891          33.960854         19,656.6284
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.510171          12.351588         46,001.5200
01/01/2010 to 12/31/2010         12.351588          15.063597         77,702.0420
01/01/2011 to 12/31/2011         15.063597          13.857334        104,616.7663
01/01/2012 to 12/31/2012         13.857334          16.066470        110,289.5772
01/01/2013 to 12/31/2013         16.066470          20.921723        109,509.2878
01/01/2014 to 12/31/2014         20.921723          23.255219        103,296.7793
01/01/2015 to 12/31/2015         23.255219          20.747163         96,394.4263
01/01/2016 to 12/31/2016         20.747163          23.051915         92,476.2046
01/01/2017 to 12/31/2017         23.051915          25.072407         84,752.0464
01/01/2018 to 12/31/2018         25.072407          21.339236         90,781.6264
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.951477           9.793596        572,850.4130
01/01/2014 to 12/31/2014          9.793596           9.292629        551,792.5100
01/01/2015 to 12/31/2015          9.292629           8.924312        475,328.2249
01/01/2016 to 12/31/2016          8.924312           9.203219        431,162.8546
01/01/2017 to 12/31/2017          9.203219          12.187349        380,670.4692
01/01/2018 to 12/31/2018         12.187349           9.906067        315,800.5837
--------------------------       ---------          ---------        ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.036171           8.447296          253,852.3800
01/01/2010 to 12/31/2010          8.447296           8.864145          567,176.9853
01/01/2011 to 12/31/2011          8.864145           7.458837          693,459.1330
01/01/2012 to 12/31/2012          7.458837           8.598458          687,462.1157
01/01/2013 to 04/26/2013          8.598458           8.905057                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.483469          10.317359          570,086.2600
01/01/2010 to 12/31/2010         10.317359          10.128233          861,827.7166
01/01/2011 to 12/31/2011         10.128233           9.943078          775,134.2392
01/01/2012 to 12/31/2012          9.943078           9.759823          647,967.8518
01/01/2013 to 12/31/2013          9.759823           9.580917          588,291.5567
01/01/2014 to 12/31/2014          9.580917           9.405291          826,579.3466
01/01/2015 to 12/31/2015          9.405291           9.232884          588,302.4525
01/01/2016 to 12/31/2016          9.232884           9.073801          405,871.3212
01/01/2017 to 12/31/2017          9.073801           8.964457          318,566.1685
01/01/2018 to 12/31/2018          8.964457           8.935536          409,834.4287
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.392467          13.616251           79,673.9170
01/01/2015 to 12/31/2015         13.616251          13.288384           46,188.7950
01/01/2016 to 12/31/2016         13.288384          13.635755           90,769.0247
01/01/2017 to 12/31/2017         13.635755          14.314495           80,081.8853
01/01/2018 to 12/31/2018         14.314495          13.683796          108,236.7825
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.950055          10.798717        1,306,980.1600
01/01/2010 to 12/31/2010         10.798717          11.756596        1,886,654.5210
01/01/2011 to 12/31/2011         11.756596          11.746461        2,223,052.4513
01/01/2012 to 12/31/2012         11.746461          12.788163        2,001,634.7962
01/01/2013 to 12/31/2013         12.788163          13.693588        1,481,131.1240
01/01/2014 to 04/25/2014         13.693588          13.786685                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.654300          10.711902        2,196,489.9200
01/01/2010 to 12/31/2010         10.711902          11.819527        3,090,025.5633
01/01/2011 to 12/31/2011         11.819527          11.589772        3,611,199.6196
01/01/2012 to 12/31/2012         11.589772          12.786266        3,405,425.9753
01/01/2013 to 12/31/2013         12.786266          14.337516        3,003,169.9737
01/01/2014 to 04/25/2014         14.337516          14.380594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.973059          14.320385        3,483,340.7352
01/01/2015 to 12/31/2015         14.320385          13.906986        2,935,954.2102
01/01/2016 to 12/31/2016         13.906986          14.483189        2,659,143.6973
01/01/2017 to 12/31/2017         14.483189          15.731619        2,449,425.0087
01/01/2018 to 12/31/2018         15.731619          14.762071        2,135,723.1152
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.260324          10.406662        3,967,030.2000
01/01/2010 to 12/31/2010         10.406662          11.603890        5,974,047.9190
01/01/2011 to 12/31/2011         11.603890          11.197649        7,583,100.5300
01/01/2012 to 12/31/2012         11.197649          12.522590        6,933,156.0682
01/01/2013 to 12/31/2013         12.522590          14.680262        6,436,376.3203
01/01/2014 to 04/25/2014         14.680262          14.680058                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.369533          14.838306        6,354,731.2224
01/01/2015 to 12/31/2015         14.838306          14.381624        5,685,190.1303
01/01/2016 to 12/31/2016         14.381624          15.121141        5,244,194.7640
01/01/2017 to 12/31/2017         15.121141          17.031597        4,904,133.5629
01/01/2018 to 12/31/2018         17.031597          15.693758        4,588,266.3562
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.936885          10.136478        2,370,664.8300
01/01/2010 to 12/31/2010         10.136478          11.492124        2,271,869.2643
01/01/2011 to 12/31/2011         11.492124          10.844888        2,161,788.3290
01/01/2012 to 12/31/2012         10.844888          12.318535        2,009,508.9828
01/01/2013 to 12/31/2013         12.318535          15.226579        2,217,690.1765
01/01/2014 to 04/25/2014         15.226579          15.143557                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.011851           8.848627          441,941.3100
01/01/2010 to 12/31/2010          8.848627           9.559131          559,617.7418
01/01/2011 to 12/31/2011          9.559131           9.219053          724,814.9956
01/01/2012 to 12/31/2012          9.219053          10.508312          526,164.1936
01/01/2013 to 04/26/2013         10.508312          11.296594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.343608          14.896993        2,862,699.4580
01/01/2015 to 12/31/2015         14.896993          14.375859        2,569,538.9406
01/01/2016 to 12/31/2016         14.375859          15.261210        2,397,296.5428
01/01/2017 to 12/31/2017         15.261210          17.853113        2,221,856.0106
01/01/2018 to 12/31/2018         17.853113          16.102433        2,072,804.6918
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.504402          11.787932          215,857.0500
01/01/2010 to 12/31/2010         11.787932          13.280010          212,797.7442
01/01/2011 to 12/31/2011         13.280010          13.883244          184,558.0210
01/01/2012 to 12/31/2012         13.883244          15.205726          171,250.4482
01/01/2013 to 12/31/2013         15.205726          20.376869          178,721.5379
01/01/2014 to 12/31/2014         20.376869          20.338167          159,739.0145
01/01/2015 to 12/31/2015         20.338167          18.035670          148,956.4260
01/01/2016 to 12/31/2016         18.035670          21.715679          135,877.5895
01/01/2017 to 12/31/2017         21.715679          23.992005          122,805.0808
01/01/2018 to 12/31/2018         23.992005          20.389893          108,956.8243
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.128163       14.189621             5,177.5700
01/01/2010 to 12/31/2010         14.189621       17.076373            17,668.3250
01/01/2011 to 12/31/2011         17.076373       14.039305            32,054.7751
01/01/2012 to 12/31/2012         14.039305       16.248019            40,549.3823
01/01/2013 to 12/31/2013         16.248019       20.352900           110,829.6027
01/01/2014 to 12/31/2014         20.352900       18.642214           101,235.9986
01/01/2015 to 12/31/2015         18.642214       19.353701            91,359.0668
01/01/2016 to 12/31/2016         19.353701       20.105920            90,581.5080
01/01/2017 to 12/31/2017         20.105920       25.748262            84,708.9829
01/01/2018 to 12/31/2018         25.748262       20.076639            88,113.8218
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.601765       21.921747            98,474.5569
01/01/2017 to 12/31/2017         21.921747       25.569066            93,694.8718
01/01/2018 to 12/31/2018         25.569066       25.009170            26,110.0500
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.508920       15.290033               965.2400
01/01/2010 to 12/31/2010         15.290033       17.401179             9,275.5560
01/01/2011 to 12/31/2011         17.401179       16.250555            13,333.8716
01/01/2012 to 12/31/2012         16.250555       17.606464            20,179.4706
01/01/2013 to 12/31/2013         17.606464       22.937983            20,663.3503
01/01/2014 to 12/31/2014         22.937983       24.979056            19,867.3121
01/01/2015 to 12/31/2015         24.979056       24.459713            14,056.3577
01/01/2016 to 04/29/2016         24.459713       24.576063                 0.0000
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.669209       11.218935           542,942.6700
01/01/2010 to 12/31/2010         11.218935       12.314837           708,089.0141
01/01/2011 to 12/31/2011         12.314837       11.584307           710,262.1315
01/01/2012 to 12/31/2012         11.584307       12.815171           609,649.4651
01/01/2013 to 12/31/2013         12.815171       16.798343           587,225.0780
01/01/2014 to 12/31/2014         16.798343       18.213110           522,883.6377
01/01/2015 to 12/31/2015         18.213110       18.284506           451,235.4104
01/01/2016 to 12/31/2016         18.284506       19.233148           341,833.2532
01/01/2017 to 12/31/2017         19.233148       22.454000           310,898.9995
01/01/2018 to 12/31/2018         22.454000       21.985185           270,830.9083
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.424852       17.143839            53,906.5048
01/01/2014 to 12/31/2014         17.143839       18.659961            50,018.4403
01/01/2015 to 12/31/2015         18.659961       18.794945            41,925.7846
01/01/2016 to 12/31/2016         18.794945       19.402048            40,772.0376
01/01/2017 to 12/31/2017         19.402048       23.796996            35,835.2747
01/01/2018 to 12/31/2018         23.796996       21.979897            29,810.1998
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.801833       11.271134            36,003.5800
01/01/2010 to 12/31/2010         11.271134       14.070208            62,249.4927
01/01/2011 to 12/31/2011         14.070208       12.781608            61,966.7449
01/01/2012 to 12/31/2012         12.781608       13.301322            64,138.2865
01/01/2013 to 04/26/2013         13.301322       14.332215                 0.0000
--------------------------       ---------       ---------           ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.910484          10.837784        236,227.4500
01/01/2010 to 12/31/2010         10.837784          11.842929        334,277.1370
01/01/2011 to 12/31/2011         11.842929          11.652065        312,820.4525
01/01/2012 to 12/31/2012         11.652065          13.216751        457,405.2528
01/01/2013 to 12/31/2013         13.216751          17.740395        464,972.6060
01/01/2014 to 12/31/2014         17.740395          18.937882        405,841.2960
01/01/2015 to 12/31/2015         18.937882          20.550137        352,691.9798
01/01/2016 to 12/31/2016         20.550137          20.147267        341,799.1687
01/01/2017 to 12/31/2017         20.147267          27.095158        293,571.1733
01/01/2018 to 12/31/2018         27.095158          26.625979        342,186.5256
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.698814           6.895099        116,026.5000
01/01/2010 to 12/31/2010          6.895099           7.810117        166,171.4093
01/01/2011 to 12/31/2011          7.810117           7.372835        184,615.6323
01/01/2012 to 12/31/2012          7.372835           8.154149        165,750.0438
01/01/2013 to 04/26/2013          8.154149           8.750456              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.313801           7.496112        369,865.8500
01/01/2010 to 12/31/2010          7.496112           8.050256        309,845.1820
01/01/2011 to 12/31/2011          8.050256           7.793885        252,498.3533
01/01/2012 to 04/27/2012          7.793885           8.755258              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.752297          14.192683         13,332.4900
01/01/2010 to 12/31/2010         14.192683          14.719838         47,558.7677
01/01/2011 to 12/31/2011         14.719838          15.484013         87,313.8019
01/01/2012 to 12/31/2012         15.484013          15.743288        201,698.3291
01/01/2013 to 12/31/2013         15.743288          15.057455        186,850.6952
01/01/2014 to 12/31/2014         15.057455          15.588494        192,520.5313
01/01/2015 to 12/31/2015         15.588494          15.294126        227,820.2395
01/01/2016 to 12/31/2016         15.294126          15.327044        294,238.3054
01/01/2017 to 12/31/2017         15.327044          15.488872        314,166.2855
01/01/2018 to 12/31/2018         15.488872          15.128748        304,118.2977
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.648605          13.233978          6,477.0200
01/01/2010 to 12/31/2010         13.233978          16.358764         28,356.8663
01/01/2011 to 12/31/2011         16.358764          15.699841         58,826.1789
01/01/2012 to 12/31/2012         15.699841          18.071495         69,156.8245
01/01/2013 to 12/31/2013         18.071495          23.550851        116,932.7381
01/01/2014 to 12/31/2014         23.550851          25.248964        112,142.0600
01/01/2015 to 12/31/2015         25.248964          24.122479        102,425.0939
01/01/2016 to 12/31/2016         24.122479          28.436031         99,485.8964
01/01/2017 to 12/31/2017         28.436031          32.272065        102,687.8016
01/01/2018 to 12/31/2018         32.272065          28.013764        106,100.1459
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.802565          11.309787          9,515.1100
01/01/2010 to 12/31/2010         11.309787          11.964646         51,153.4772
01/01/2011 to 12/31/2011         11.964646          10.259521        109,193.3624
01/01/2012 to 12/31/2012         10.259521          11.877164        137,595.5463
01/01/2013 to 12/31/2013         11.877164          14.158958        165,873.4006
01/01/2014 to 12/31/2014         14.158958          13.019476        203,230.5972
01/01/2015 to 12/31/2015         13.019476          12.613263        166,584.2630
01/01/2016 to 12/31/2016         12.613263          12.502000        184,652.5435
01/01/2017 to 12/31/2017         12.502000          15.285950        173,671.5830
01/01/2018 to 12/31/2018         15.285950          12.885054        186,696.8959
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.911678          13.390778          3,175.6800
01/01/2010 to 12/31/2010         13.390778          16.635105         26,362.5967
01/01/2011 to 12/31/2011         16.635105          15.623989         42,320.1293
01/01/2012 to 12/31/2012         15.623989          17.781579         68,794.3034
01/01/2013 to 12/31/2013         17.781579          24.110120         99,941.2553
01/01/2014 to 12/31/2014         24.110120          24.787674        106,532.2901
01/01/2015 to 12/31/2015         24.787674          23.229401        112,632.9348
01/01/2016 to 12/31/2016         23.229401          27.575434        117,614.4640
01/01/2017 to 12/31/2017         27.575434          30.942297        114,040.3251
01/01/2018 to 12/31/2018         30.942297          26.968326        126,377.8393
--------------------------       ---------          ---------        ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.237445          10.182507        176,038.7100
01/01/2010 to 12/31/2010         10.182507          11.444426        239,210.2278
01/01/2011 to 12/31/2011         11.444426          11.418801        344,504.8009
01/01/2012 to 12/31/2012         11.418801          12.937763        490,505.8831
01/01/2013 to 12/31/2013         12.937763          16.726646        470,745.9142
01/01/2014 to 12/31/2014         16.726646          18.570883        474,256.5048
01/01/2015 to 12/31/2015         18.570883          18.396973        441,116.3003
01/01/2016 to 12/31/2016         18.396973          20.115452        456,299.1945
01/01/2017 to 12/31/2017         20.115452          23.940678        443,098.2052
01/01/2018 to 12/31/2018         23.940678          22.364086        529,182.3824
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.680742          20.596349        110,282.3551
01/01/2014 to 12/31/2014         20.596349          22.354329        105,643.1601
01/01/2015 to 12/31/2015         22.354329          21.864573         96,004.7288
01/01/2016 to 12/31/2016         21.864573          24.489259         92,327.4113
01/01/2017 to 12/31/2017         24.489259          28.268731         85,416.1825
01/01/2018 to 12/31/2018         28.268731          24.905858         92,179.9307
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.579680           8.066372        180,925.0900
01/01/2010 to 12/31/2010          8.066372           8.791473        192,082.6328
01/01/2011 to 12/31/2011          8.791473           8.583448        242,624.8883
01/01/2012 to 12/31/2012          8.583448           9.597810        241,882.5847
01/01/2013 to 04/26/2013          9.597810          10.498516              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.669209          19.508126        111,473.5151
01/01/2014 to 12/31/2014         19.508126          19.092967         91,152.7462
01/01/2015 to 12/31/2015         19.092967          18.814203         83,016.1674
01/01/2016 to 12/31/2016         18.814203          21.866683         74,609.3337
01/01/2017 to 12/31/2017         21.866683          24.791840         68,127.3468
01/01/2018 to 12/31/2018         24.791840          22.634857         59,916.5286
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.235812          12.399521        122,390.9800
01/01/2010 to 12/31/2010         12.399521          14.954891        143,857.6057
01/01/2011 to 12/31/2011         14.954891          13.906691        150,055.0158
01/01/2012 to 12/31/2012         13.906691          14.371972        147,313.8468
01/01/2013 to 04/26/2013         14.371972          15.560900              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.769833           8.522256        305,195.9393
01/01/2014 to 12/31/2014          8.522256           9.104423        317,498.0581
01/01/2015 to 12/31/2015          9.104423           9.877111        321,332.5965
01/01/2016 to 12/31/2016          9.877111           9.844586        337,886.1359
01/01/2017 to 12/31/2017          9.844586          12.900087        304,246.8396
01/01/2018 to 12/31/2018         12.900087          12.516155        279,705.4655
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.386970           5.285767        197,149.9800
01/01/2010 to 12/31/2010          5.285767           6.625790        264,656.2536
01/01/2011 to 12/31/2011          6.625790           5.860930        278,703.0019
01/01/2012 to 12/31/2012          5.860930           6.450107        237,094.8671
01/01/2013 to 04/26/2013          6.450107           6.735371              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.600846          14.709421         20,683.1200
01/01/2010 to 12/31/2010         14.709421          18.631121         93,409.3900
01/01/2011 to 12/31/2011         18.631121          15.240348        123,450.1159
01/01/2012 to 12/31/2012         15.240348          15.345209        137,780.3622
01/01/2013 to 12/31/2013         15.345209          16.684028        132,740.3802
01/01/2014 to 12/31/2014         16.684028          13.295055        136,421.4147
01/01/2015 to 12/31/2015         13.295055           8.775780        159,563.7489
01/01/2016 to 12/31/2016          8.775780          12.383154        142,690.2268
01/01/2017 to 12/31/2017         12.383154          12.066728        159,035.6270
01/01/2018 to 12/31/2018         12.066728           8.426792        165,359.3471
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.224047          28.153182        160,212.9780
01/01/2017 to 12/31/2017         28.153182          29.830992        162,541.0656
01/01/2018 to 12/31/2018         29.830992          28.102875        107,949.7621
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.072423          20.237261        182,456.5900
01/01/2010 to 12/31/2010         20.237261          22.442270        171,730.6815
01/01/2011 to 12/31/2011         22.442270          23.014253        153,659.3932
01/01/2012 to 12/31/2012         23.014253          25.515082        144,117.5183
01/01/2013 to 12/31/2013         25.515082          27.045951        172,091.8495
01/01/2014 to 12/31/2014         27.045951          27.832322        130,183.1508
01/01/2015 to 12/31/2015         27.832322          26.728019        123,293.7987
01/01/2016 to 04/29/2016         26.728019          27.499664              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.779927          28.753197         50,819.2835
01/01/2017 to 12/31/2017         28.753197          30.481672         34,280.9064
01/01/2018 to 12/31/2018         30.481672          28.748308         25,810.8214
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.723348          12.277328            21,622.3426
01/01/2011 to 12/31/2011      12.277328          12.469565            75,130.4505
01/01/2012 to 12/31/2012      12.469565          13.641918            58,722.9086
01/01/2013 to 12/31/2013      13.641918          13.580801           128,479.0057
01/01/2014 to 12/31/2014      13.580801          13.924157           191,340.0759
01/01/2015 to 12/31/2015      13.924157          13.469712           190,157.8499
01/01/2016 to 04/29/2016      13.469712          13.783320                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.270192          15.601953            38,171.6600
01/01/2010 to 12/31/2010      15.601953          16.157228           104,664.5828
01/01/2011 to 12/31/2011      16.157228          16.697088           103,023.9107
01/01/2012 to 12/31/2012      16.697088          16.888930           116,813.3885
01/01/2013 to 12/31/2013      16.888930          16.429258           107,426.8695
01/01/2014 to 12/31/2014      16.429258          16.539392            94,362.7890
01/01/2015 to 12/31/2015      16.539392          16.286067           101,113.3327
01/01/2016 to 12/31/2016      16.286067          16.150821            97,343.2826
01/01/2017 to 12/31/2017      16.150821          16.121309            93,141.6924
01/01/2018 to 12/31/2018      16.121309          15.934584            88,765.2429

SERIES L




                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.162767          10.471040          487,481.3915
01/01/2013 to 12/31/2013         10.471040          11.413428          505,857.8452
01/01/2014 to 12/31/2014         11.413428          12.015513          517,380.6890
01/01/2015 to 12/31/2015         12.015513          11.851726          553,057.7668
01/01/2016 to 12/31/2016         11.851726          12.040824          448,169.7600
01/01/2017 to 12/31/2017         12.040824          13.417141          361,368.6603
01/01/2018 to 12/31/2018         13.417141          12.239589          650,211.2136
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.985129           8.859165        2,906,044.8600
01/01/2010 to 12/31/2010          8.859165           9.744728        4,168,391.1589
01/01/2011 to 12/31/2011          9.744728           9.353622        4,682,880.3884
01/01/2012 to 12/31/2012          9.353622          10.412975        4,500,679.2275
01/01/2013 to 12/31/2013         10.412975          12.104427        4,616,559.4757
01/01/2014 to 12/31/2014         12.104427          12.588752        4,782,119.0912
01/01/2015 to 12/31/2015         12.588752          12.258529        4,754,161.2092
01/01/2016 to 12/31/2016         12.258529          12.960701        4,163,043.3277
01/01/2017 to 12/31/2017         12.960701          14.853820        4,324,123.6370
01/01/2018 to 12/31/2018         14.853820          13.937366        4,121,669.5159
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.335721           8.328398        2,485,704.2600
01/01/2010 to 12/31/2010          8.328398           9.268923        2,317,110.2814
01/01/2011 to 12/31/2011          9.268923           8.660050        2,466,920.2815
01/01/2012 to 12/31/2012          8.660050           9.864168        2,162,793.2208
01/01/2013 to 12/31/2013          9.864168          12.102636        2,182,011.2245
01/01/2014 to 12/31/2014         12.102636          12.627072        2,130,844.1146
01/01/2015 to 12/31/2015         12.627072          12.289620        2,062,963.2541
01/01/2016 to 12/31/2016         12.289620          13.132041        2,012,701.0465
01/01/2017 to 12/31/2017         13.132041          15.628416        2,024,805.3099
01/01/2018 to 12/31/2018         15.628416          14.440788        1,813,593.1282
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.737844           7.815349          485,170.1200
01/01/2010 to 12/31/2010          7.815349           9.069140          810,350.3058
01/01/2011 to 12/31/2011          9.069140           8.485078          660,698.7391
01/01/2012 to 12/31/2012          8.485078           9.769178          583,353.0490
01/01/2013 to 12/31/2013          9.769178          12.434205          493,799.2236
01/01/2014 to 12/31/2014         12.434205          13.192003          508,628.7111
01/01/2015 to 12/31/2015         13.192003          13.777055          475,310.3842
01/01/2016 to 12/31/2016         13.777055          14.740436          470,981.8527
01/01/2017 to 12/31/2017         14.740436          18.490270          449,092.0027
01/01/2018 to 12/31/2018         18.490270          18.040720          392,444.7483
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.656316           9.265198        1,469,935.7600
01/01/2010 to 12/31/2010          9.265198           9.986521        2,055,185.5543
01/01/2011 to 12/31/2011          9.986521           9.812816        2,387,219.1820
01/01/2012 to 12/31/2012          9.812816          10.665337        2,270,314.8560
01/01/2013 to 12/31/2013         10.665337          11.873574        2,456,908.3388
01/01/2014 to 12/31/2014         11.873574          12.353950        2,501,503.3873
01/01/2015 to 12/31/2015         12.353950          12.027410        2,147,638.9715
01/01/2016 to 12/31/2016         12.027410          12.622368        1,769,294.0730
01/01/2017 to 12/31/2017         12.622368          13.984255        1,664,307.3758
01/01/2018 to 12/31/2018         13.984255          13.244406        1,379,596.0763
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.090112          11.452993          794,621.1813
01/01/2013 to 12/31/2013         11.452993          10.850902          626,248.9135
01/01/2014 to 12/31/2014         10.850902          11.066755          418,273.2973
01/01/2015 to 12/31/2015         11.066755           9.813999          395,846.1277
01/01/2016 to 12/31/2016          9.813999          10.486957          329,908.0607
01/01/2017 to 12/31/2017         10.486957          11.293178          283,898.7871
01/01/2018 to 12/31/2018         11.293178          10.370834          246,798.2617
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.919068          10.202547          687,451.7828
01/01/2013 to 12/31/2013         10.202547          11.036967          815,180.9877
01/01/2014 to 12/31/2014         11.036967          11.464155          811,150.7466
01/01/2015 to 12/31/2015         11.464155          11.230529          908,900.0599
01/01/2016 to 12/31/2016         11.230529          11.501728          715,474.3271
01/01/2017 to 12/31/2017         11.501728          12.781457          672,618.7887
01/01/2018 to 12/31/2018         12.781457          11.632851          544,902.2591
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.752040          16.901599           84,240.2400
01/01/2010 to 12/31/2010         16.901599          19.189673          116,325.7085
01/01/2011 to 12/31/2011         19.189673          19.261135          188,538.8080
01/01/2012 to 12/31/2012         19.261135          22.011911          131,224.7021
01/01/2013 to 12/31/2013         22.011911          23.601650          118,448.7502
01/01/2014 to 12/31/2014         23.601650          23.908601          100,937.9189
01/01/2015 to 12/31/2015         23.908601          22.497924           96,994.9614
01/01/2016 to 12/31/2016         22.497924          25.147597           92,684.3203
01/01/2017 to 12/31/2017         25.147597          26.577072           91,445.1880
01/01/2018 to 12/31/2018         26.577072          25.312189           96,018.6795
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.547252           9.817814        1,264,831.8700
01/01/2010 to 12/31/2010          9.817814          11.217138        1,229,091.3805
01/01/2011 to 12/31/2011         11.217138          10.365536        1,142,155.2539
01/01/2012 to 12/31/2012         10.365536          11.866095          985,923.7131
01/01/2013 to 12/31/2013         11.866095          15.070772          869,196.0086
01/01/2014 to 12/31/2014         15.070772          15.531808          818,933.3071
01/01/2015 to 12/31/2015         15.531808          14.925950          769,450.6622
01/01/2016 to 12/31/2016         14.925950          15.951943          683,489.3606
01/01/2017 to 12/31/2017         15.951943          19.232857          620,879.3139
01/01/2018 to 12/31/2018         19.232857          16.961096          580,270.4792
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.945874          10.368971          674,571.1454
01/01/2013 to 12/31/2013         10.368971          11.629162        1,326,031.4829
01/01/2014 to 12/31/2014         11.629162          12.504948        1,314,361.2846
01/01/2015 to 12/31/2015         12.504948          11.762166        1,346,303.2308
01/01/2016 to 12/31/2016         11.762166          12.499952        1,273,974.2970
01/01/2017 to 12/31/2017         12.499952          14.506717        1,261,000.0716
01/01/2018 to 12/31/2018         14.506717          13.177703        1,212,273.0245
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.605429          14.391738        545,261.8900
01/01/2010 to 12/31/2010         14.391738          16.922341        551,658.1001
01/01/2011 to 12/31/2011         16.922341          15.105017        537,279.5396
01/01/2012 to 12/31/2012         15.105017          17.476104        480,929.8652
01/01/2013 to 12/31/2013         17.476104          22.699826        443,866.1094
01/01/2014 to 12/31/2014         22.699826          22.643308        397,261.6627
01/01/2015 to 12/31/2015         22.643308          21.004968        362,818.3169
01/01/2016 to 12/31/2016         21.004968          27.037901        312,865.4175
01/01/2017 to 12/31/2017         27.037901          29.619563        277,143.0185
01/01/2018 to 12/31/2018         29.619563          24.619728        248,318.1698
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.098843          10.104896        279,051.0700
01/01/2010 to 12/31/2010         10.104896          12.254278        498,551.0357
01/01/2011 to 12/31/2011         12.254278           9.770137        504,752.3100
01/01/2012 to 12/31/2012          9.770137          11.390879        443,949.9713
01/01/2013 to 12/31/2013         11.390879          10.614449        429,036.5717
01/01/2014 to 12/31/2014         10.614449           9.730617        439,643.8098
01/01/2015 to 12/31/2015          9.730617           8.224494        437,431.9344
01/01/2016 to 12/31/2016          8.224494           8.993406        418,035.4176
01/01/2017 to 12/31/2017          8.993406          11.318888        416,117.3170
01/01/2018 to 12/31/2018         11.318888           9.525009        416,838.0800
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997329          10.184744         23,363.8539
01/01/2011 to 12/31/2011         10.184744          10.189062         80,745.3079
01/01/2012 to 12/31/2012         10.189062          10.723728         95,306.9879
01/01/2013 to 12/31/2013         10.723728          10.920083        177,856.4214
01/01/2014 to 12/31/2014         10.920083          10.788031        178,832.8729
01/01/2015 to 12/31/2015         10.788031          10.491351        150,232.2307
01/01/2016 to 12/31/2016         10.491351          11.242413        140,356.0553
01/01/2017 to 12/31/2017         11.242413          11.431358        154,505.2433
01/01/2018 to 12/31/2018         11.431358          11.244215        144,707.6770
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987330           9.730713         57,534.0613
01/01/2012 to 12/31/2012          9.730713           9.961476         79,653.4623
01/01/2013 to 12/31/2013          9.961476           9.882501        175,276.7588
01/01/2014 to 12/31/2014          9.882501           9.794175        210,899.3209
01/01/2015 to 12/31/2015          9.794175           9.545245        199,164.9659
01/01/2016 to 12/31/2016          9.545245           9.654236        195,212.9759
01/01/2017 to 12/31/2017          9.654236           9.594391        203,615.9367
01/01/2018 to 12/31/2018          9.594391           9.449177        229,109.5796
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997863          10.857030          7,931.8000
01/01/2010 to 12/31/2010         10.857030          12.089395         21,611.3671
01/01/2011 to 12/31/2011         12.089395          11.817213         27,050.0398
01/01/2012 to 12/31/2012         11.817213          13.243492         31,455.2623
01/01/2013 to 12/31/2013         13.243492          13.122481         27,236.1020
01/01/2014 to 12/31/2014         13.122481          13.015836         23,407.4077
01/01/2015 to 12/31/2015         13.015836          12.233462         17,791.6682
01/01/2016 to 12/31/2016         12.233462          12.102151         16,662.8184
01/01/2017 to 12/31/2017         12.102151          11.885674         17,107.5932
01/01/2018 to 12/31/2018         11.885674          11.771823         16,389.0919
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.137520          12.073645       215,127.4600
01/01/2010 to 12/31/2010          12.073645          13.747804       266,329.6356
01/01/2011 to 12/31/2011          13.747804          12.729608       266,003.7854
01/01/2012 to 12/31/2012          12.729608          15.726790       244,246.6283
01/01/2013 to 12/31/2013          15.726790          15.969912       255,258.3020
01/01/2014 to 12/31/2014          15.969912          17.739431       238,545.6194
01/01/2015 to 12/31/2015          17.739431          17.153009       187,532.8058
01/01/2016 to 12/31/2016          17.153009          16.968843       168,779.6637
01/01/2017 to 12/31/2017          16.968843          18.430314       157,907.9580
01/01/2018 to 12/31/2018          18.430314          16.509873       142,790.8184
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.525416           5.900867       465,553.7700
01/01/2010 to 12/31/2010           5.900867           7.163541       442,385.9994
01/01/2011 to 12/31/2011           7.163541           7.253635       628,240.2268
01/01/2012 to 12/31/2012           7.253635           8.429276       556,634.4425
01/01/2013 to 12/31/2013           8.429276          12.036283       618,131.6826
01/01/2014 to 12/31/2014          12.036283          14.033965       731,528.6164
01/01/2015 to 12/31/2015          14.033965          13.207370       626,163.3164
01/01/2016 to 12/31/2016          13.207370          13.299503       579,289.1318
01/01/2017 to 12/31/2017          13.299503          15.444494       531,392.9836
01/01/2018 to 12/31/2018          15.444494          14.075601       466,573.6730
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558         1,502.2984
01/01/2011 to 12/31/2011         132.713558         120.335247         4,118.5333
01/01/2012 to 12/31/2012         120.335247         144.568601         5,059.2491
01/01/2013 to 12/31/2013         144.568601         182.589254         5,317.7233
01/01/2014 to 04/25/2014         182.589254         189.802385             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.556518           6.165216       173,157.6300
01/01/2010 to 12/31/2010           6.165216           6.489699       209,824.7001
01/01/2011 to 04/29/2011           6.489699           6.888201             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.713021          10.838586       249,162.6096
01/01/2013 to 12/31/2013          10.838586          10.148878       113,370.3208
01/01/2014 to 12/31/2014          10.148878          10.705006       133,350.1990
01/01/2015 to 12/31/2015          10.705006          10.543429       117,770.7412
01/01/2016 to 12/31/2016          10.543429          10.476034       247,608.4152
01/01/2017 to 12/31/2017          10.476034          10.541398       171,072.6629
01/01/2018 to 12/31/2018          10.541398          10.330014       190,821.9177
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.921961          16.608788       655,127.1400
01/01/2010 to 12/31/2010          16.608788          18.962797       689,471.3848
01/01/2011 to 12/31/2011          18.962797          15.946001       680,095.0335
01/01/2012 to 12/31/2012          15.946001          20.210702       634,012.1052
01/01/2013 to 12/31/2013          20.210702          25.863792       597,320.1319
01/01/2014 to 12/31/2014          25.863792          23.895680       571,487.5674
01/01/2015 to 12/31/2015          23.895680          22.374448       553,237.3265
01/01/2016 to 12/31/2016          22.374448          23.736760       505,113.5951
01/01/2017 to 12/31/2017          23.736760          30.363402       458,211.6892
01/01/2018 to 12/31/2018          30.363402          22.635977       496,569.7942
--------------------------       ----------         ----------       ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010622           1.044035        6,041,207.6991
01/01/2013 to 12/31/2013          1.044035           1.042928        4,571,806.7933
01/01/2014 to 12/31/2014          1.042928           1.079867        3,848,729.3607
01/01/2015 to 12/31/2015          1.079867           1.014480        3,286,548.4613
01/01/2016 to 12/31/2016          1.014480           1.111459        3,927,946.3490
01/01/2017 to 12/31/2017          1.111459           1.199066        3,084,936.3992
01/01/2018 to 12/31/2018          1.199066           1.100120        2,227,386.3739
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.138352           8.860663          226,756.6500
01/01/2010 to 12/31/2010          8.860663           9.980379          247,515.9506
01/01/2011 to 12/31/2011          9.980379           9.642864          298,308.1995
01/01/2012 to 12/31/2012          9.642864          11.198746          257,812.0454
01/01/2013 to 12/31/2013         11.198746          14.869131          273,962.9408
01/01/2014 to 12/31/2014         14.869131          15.939898          286,461.1319
01/01/2015 to 12/31/2015         15.939898          14.698649          226,856.4057
01/01/2016 to 12/31/2016         14.698649          16.908284          217,444.5047
01/01/2017 to 12/31/2017         16.908284          19.571033          191,046.7340
01/01/2018 to 12/31/2018         19.571033          16.858260          185,954.6903
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.308000          12.215411          364,116.2700
01/01/2010 to 12/31/2010         12.215411          15.116340          321,247.1118
01/01/2011 to 12/31/2011         15.116340          14.664720          293,672.5541
01/01/2012 to 12/31/2012         14.664720          17.001734          269,456.4155
01/01/2013 to 12/31/2013         17.001734          23.372353          269,442.9936
01/01/2014 to 12/31/2014         23.372353          24.734239          222,519.7395
01/01/2015 to 12/31/2015         24.734239          23.841823          196,493.2772
01/01/2016 to 12/31/2016         23.841823          26.055023          186,574.5531
01/01/2017 to 12/31/2017         26.055023          32.026594          173,969.4230
01/01/2018 to 12/31/2018         32.026594          28.563136          169,657.6656
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211          330,901.6149
01/01/2014 to 12/31/2014         10.356211          10.673385          487,317.6635
01/01/2015 to 12/31/2015         10.673385          10.517820          447,374.9048
01/01/2016 to 12/31/2016         10.517820          10.544724          415,869.4762
01/01/2017 to 12/31/2017         10.544724          10.684125          410,452.8710
01/01/2018 to 12/31/2018         10.684125          10.478940          444,269.8707
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.918564           9.806590          273,564.6800
01/01/2010 to 12/31/2010          9.806590          10.203969          330,575.7949
01/01/2011 to 12/31/2011         10.203969          10.586761          385,106.3874
01/01/2012 to 12/31/2012         10.586761          10.891608          390,579.9529
01/01/2013 to 04/26/2013         10.891608          10.862933                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073          268,794.8379
01/01/2013 to 12/31/2013          1.046073           1.138585        1,313,599.5066
01/01/2014 to 12/31/2014          1.138585           1.194489        2,813,064.2568
01/01/2015 to 12/31/2015          1.194489           1.181897        3,048,451.4119
01/01/2016 to 12/31/2016          1.181897           1.192722        4,061,789.8979
01/01/2017 to 12/31/2017          1.192722           1.364604        2,837,775.1857
01/01/2018 to 12/31/2018          1.364604           1.241924        2,418,821.2751
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996775           1.036466                0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451                0.0000
01/01/2016 to 12/31/2016          1.006451           1.006706            2,092.0317
01/01/2017 to 12/31/2017          1.006706           1.140239            1,879.7644
01/01/2018 to 04/30/2018          1.140239           1.109974                0.0000
--------------------------        --------           --------            ----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.692637          10.623452          216,286.5400
01/01/2010 to 12/31/2010         10.623452          12.711856          261,038.0425
01/01/2011 to 12/31/2011         12.711856          12.282006          267,508.6612
01/01/2012 to 12/31/2012         12.282006          14.082838          243,594.2593
01/01/2013 to 12/31/2013         14.082838          16.176496          195,353.9061
01/01/2014 to 12/31/2014         16.176496          16.414140          177,994.9838
01/01/2015 to 12/31/2015         16.414140          16.294774          131,150.3655
01/01/2016 to 12/31/2016         16.294774          16.743511          133,837.8842
01/01/2017 to 12/31/2017         16.743511          20.192923          116,628.3422
01/01/2018 to 12/31/2018         20.192923          18.733948          145,083.7593
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181           28,870.3124
01/01/2014 to 12/31/2014         11.218181          12.020401           84,752.9090
01/01/2015 to 12/31/2015         12.020401          11.645409          167,568.1626
01/01/2016 to 12/31/2016         11.645409          11.918633          260,839.5573
01/01/2017 to 12/31/2017         11.918633          13.506023          239,806.9479
01/01/2018 to 12/31/2018         13.506023          12.292157          161,024.1896
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.757497          12.589633          665,355.4200
01/01/2010 to 12/31/2010         12.589633          13.754786          619,188.1863
01/01/2011 to 12/31/2011         13.754786          12.044296          612,198.6971
01/01/2012 to 12/31/2012         12.044296          13.783845          551,210.7799
01/01/2013 to 12/31/2013         13.783845          16.120882          486,790.1753
01/01/2014 to 12/31/2014         16.120882          14.710824          448,147.1069
01/01/2015 to 12/31/2015         14.710824          14.170798          432,293.3192
01/01/2016 to 12/31/2016         14.170798          13.775488          393,137.1040
01/01/2017 to 12/31/2017         13.775488          17.314068          379,440.0888
01/01/2018 to 12/31/2018         17.314068          14.601537          331,822.0797
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663                0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324          387,797.0201
01/01/2016 to 12/31/2016          0.956324           1.042179          394,530.9556
01/01/2017 to 12/31/2017          1.042179           1.150874          256,097.1181
01/01/2018 to 12/31/2018          1.150874           1.042848          197,940.7438
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.794618          12.496906        1,041,955.2900
01/01/2010 to 12/31/2010         12.496906          13.206793        1,129,970.7117
01/01/2011 to 12/31/2011         13.206793          14.395490        1,210,604.2463
01/01/2012 to 12/31/2012         14.395490          15.405124        1,118,986.0246
01/01/2013 to 12/31/2013         15.405124          13.706335        1,055,891.9905
01/01/2014 to 12/31/2014         13.706335          13.830534          963,207.8928
01/01/2015 to 12/31/2015         13.830534          13.141594          878,686.2213
01/01/2016 to 12/31/2016         13.141594          13.530141          832,757.2996
01/01/2017 to 12/31/2017         13.530141          13.729721          797,418.7612
01/01/2018 to 12/31/2018         13.729721          13.138794          781,474.7148
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.648587          14.640758        1,483,864.8500
01/01/2010 to 12/31/2010         14.640758          15.531222        2,149,754.7395
01/01/2011 to 12/31/2011         15.531222          15.714895        2,295,007.1846
01/01/2012 to 12/31/2012         15.714895          16.838529        2,285,932.5719
01/01/2013 to 12/31/2013         16.838529          16.197052        2,145,523.2305
01/01/2014 to 12/31/2014         16.197052          16.550123        1,654,825.5646
01/01/2015 to 12/31/2015         16.550123          16.231332        1,547,820.1743
01/01/2016 to 12/31/2016         16.231332          16.333311        1,319,488.0326
01/01/2017 to 12/31/2017         16.333311          16.739704        1,353,303.0732
01/01/2018 to 12/31/2018         16.739704          16.376958        1,361,952.7934
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214562          10.711818            9,508.0192
01/01/2014 to 12/31/2014         10.711818          11.412702           27,786.4919
01/01/2015 to 12/31/2015         11.412702          11.052241          153,664.0305
01/01/2016 to 12/31/2016         11.052241          11.333706          100,319.6329
01/01/2017 to 12/31/2017         11.333706          12.946364          124,589.0158
01/01/2018 to 04/30/2018         12.946364          12.359927                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118          715,130.5976
01/01/2013 to 12/31/2013          1.064118           1.149085        1,881,624.4447
01/01/2014 to 12/31/2014          1.149085           1.214108        1,726,281.2753
01/01/2015 to 12/31/2015          1.214108           1.180194        2,101,205.3643
01/01/2016 to 12/31/2016          1.180194           1.222834        2,508,539.1714
01/01/2017 to 12/31/2017          1.222834           1.370736        2,135,093.2708
01/01/2018 to 12/31/2018          1.370736           1.217449        2,430,725.2845
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.419070          10.311303          461,845.2100
01/01/2010 to 12/31/2010         10.311303          11.349916        1,626,318.4033
01/01/2011 to 12/31/2011         11.349916          11.249304        1,638,674.4971
01/01/2012 to 12/31/2012         11.249304          12.447953        1,793,104.8400
01/01/2013 to 12/31/2013         12.447953          13.786215        1,751,980.8225
01/01/2014 to 12/31/2014         13.786215          14.305752        1,565,218.6194
01/01/2015 to 12/31/2015         14.305752          13.754045        1,444,706.6398
01/01/2016 to 12/31/2016         13.754045          14.268643        1,192,609.7933
01/01/2017 to 12/31/2017         14.268643          16.213280        1,172,118.6191
01/01/2018 to 12/31/2018         16.213280          14.861887        1,004,776.1509
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.718586           9.772201          648,280.6700
01/01/2010 to 12/31/2010          9.772201          10.940057          824,621.1318
01/01/2011 to 12/31/2011         10.940057          10.500781          797,701.8665
01/01/2012 to 12/31/2012         10.500781          11.844879          784,580.2073
01/01/2013 to 12/31/2013         11.844879          13.715502          793,352.0073
01/01/2014 to 12/31/2014         13.715502          14.174143          705,988.2684
01/01/2015 to 12/31/2015         14.174143          13.579155          585,371.0785
01/01/2016 to 12/31/2016         13.579155          14.233089          711,488.3748
01/01/2017 to 12/31/2017         14.233089          16.700077          726,451.3604
01/01/2018 to 12/31/2018         16.700077          14.943358          565,801.1956
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.883018          40.501421        241,971.2300
01/01/2010 to 12/31/2010         40.501421          46.479634        226,799.8200
01/01/2011 to 12/31/2011         46.479634          43.755758        209,631.0324
01/01/2012 to 12/31/2012         43.755758          50.620493        187,902.6054
01/01/2013 to 12/31/2013         50.620493          66.410645        171,373.2829
01/01/2014 to 12/31/2014         66.410645          73.777620        163,311.4205
01/01/2015 to 12/31/2015         73.777620          69.758250        136,919.8034
01/01/2016 to 12/31/2016         69.758250          79.318647        128,016.1156
01/01/2017 to 12/31/2017         79.318647          90.975776        123,309.5000
01/01/2018 to 12/31/2018         90.975776          81.038640        105,813.1484
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.562399           7.935494        869,196.4400
01/01/2010 to 12/31/2010          7.935494           9.936782        863,881.2115
01/01/2011 to 12/31/2011          9.936782           9.584698        895,748.8130
01/01/2012 to 12/31/2012          9.584698          10.684677        788,949.6902
01/01/2013 to 12/31/2013         10.684677          14.311326        759,322.5495
01/01/2014 to 12/31/2014         14.311326          15.827880        724,768.8484
01/01/2015 to 12/31/2015         15.827880          16.558109        668,441.7231
01/01/2016 to 12/31/2016         16.558109          17.247689        600,496.9740
01/01/2017 to 12/31/2017         17.247689          21.101109        530,674.3581
01/01/2018 to 12/31/2018         21.101109          20.237905        504,284.6122
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.587328          19.342430         79,270.9800
01/01/2010 to 12/31/2010         19.342430          23.811597         86,286.6608
01/01/2011 to 12/31/2011         23.811597          22.489026         92,984.1668
01/01/2012 to 12/31/2012         22.489026          25.293673         99,257.5765
01/01/2013 to 12/31/2013         25.293673          32.322692         83,822.0847
01/01/2014 to 12/31/2014         32.322692          34.755277         76,425.2509
01/01/2015 to 12/31/2015         34.755277          31.022786         68,079.8469
01/01/2016 to 12/31/2016         31.022786          35.140654         68,579.0280
01/01/2017 to 12/31/2017         35.140654          37.729420         60,337.3208
01/01/2018 to 12/31/2018         37.729420          33.242572         54,934.3666
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.465811          12.281690        304,500.3300
01/01/2010 to 12/31/2010         12.281690          14.963407        307,205.6209
01/01/2011 to 12/31/2011         14.963407          13.751431        310,774.3725
01/01/2012 to 12/31/2012         13.751431          15.927672        292,433.3732
01/01/2013 to 12/31/2013         15.927672          20.720268        274,147.8604
01/01/2014 to 12/31/2014         20.720268          23.008283        266,958.4687
01/01/2015 to 12/31/2015         23.008283          20.506331        199,846.9200
01/01/2016 to 12/31/2016         20.506331          22.761565        180,147.8641
01/01/2017 to 12/31/2017         22.761565          24.731950        168,827.1697
01/01/2018 to 12/31/2018         24.731950          21.028302        152,001.5604
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019        380,194.0141
01/01/2014 to 12/31/2014          9.738019           9.230659        366,737.0107
01/01/2015 to 12/31/2015          9.230659           8.855935        324,346.4706
01/01/2016 to 12/31/2016          8.855935           9.123581        310,053.3717
01/01/2017 to 12/31/2017          9.123581          12.069862        280,924.8307
01/01/2018 to 12/31/2018         12.069862           9.800702        291,242.7824
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.032009           8.433038          206,429.6600
01/01/2010 to 12/31/2010          8.433038           8.840352          398,323.4019
01/01/2011 to 12/31/2011          8.840352           7.431387          459,960.0083
01/01/2012 to 12/31/2012          7.431387           8.558211          407,372.2121
01/01/2013 to 04/26/2013          8.558211           8.860558                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.403231          10.228161        1,778,524.6800
01/01/2010 to 12/31/2010         10.228161          10.030636        1,380,179.2006
01/01/2011 to 12/31/2011         10.030636           9.837451        1,873,563.1243
01/01/2012 to 12/31/2012          9.837451           9.646441        2,121,212.5334
01/01/2013 to 12/31/2013          9.646441           9.460150        1,479,539.3886
01/01/2014 to 12/31/2014          9.460150           9.277457        1,230,376.9862
01/01/2015 to 12/31/2015          9.277457           9.098292        1,235,575.2766
01/01/2016 to 12/31/2016          9.098292           8.932593        1,462,942.5061
01/01/2017 to 12/31/2017          8.932593           8.816155        1,260,794.0486
01/01/2018 to 12/31/2018          8.816155           8.778884        1,105,723.1063
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.335259          13.548918            2,708.4104
01/01/2015 to 12/31/2015         13.548918          13.209458          101,202.1136
01/01/2016 to 12/31/2016         13.209458          13.541222          126,946.3017
01/01/2017 to 12/31/2017         13.541222          14.201094          145,826.2733
01/01/2018 to 12/31/2018         14.201094          13.561749          132,189.8155
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.912878          10.743120        4,398,317.5600
01/01/2010 to 12/31/2010         10.743120          11.684387        5,419,629.1560
01/01/2011 to 12/31/2011         11.684387          11.662678        5,926,220.4697
01/01/2012 to 12/31/2012         11.662678          12.684198        5,678,239.2719
01/01/2013 to 12/31/2013         12.684198          13.568692        4,283,688.3075
01/01/2014 to 04/25/2014         13.568692          13.656637                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.618348          10.656747        7,395,306.8800
01/01/2010 to 12/31/2010         10.656747          11.746928        7,246,171.0992
01/01/2011 to 12/31/2011         11.746928          11.507100        7,183,513.1276
01/01/2012 to 12/31/2012         11.507100          12.682311        6,707,074.9680
01/01/2013 to 12/31/2013         12.682311          14.206742        6,422,839.0860
01/01/2014 to 04/25/2014         14.206742          14.244938                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.654448          13.984391        9,839,339.8676
01/01/2015 to 12/31/2015         13.984391          13.567117        8,687,239.5344
01/01/2016 to 12/31/2016         13.567117          14.115122        7,851,797.1405
01/01/2017 to 12/31/2017         14.115122          15.316552        7,084,668.2591
01/01/2018 to 12/31/2018         15.316552          14.358139        6,281,336.8924
--------------------------       ---------          ---------        --------------


                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.226006          10.353072        17,813,180.5700
01/01/2010 to 12/31/2010         10.353072          11.532610        17,558,696.2502
01/01/2011 to 12/31/2011         11.532610          11.117766        16,722,597.8314
01/01/2012 to 12/31/2012         11.117766          12.420769        15,354,362.3968
01/01/2013 to 12/31/2013         12.420769          14.546353        13,938,617.2351
01/01/2014 to 04/25/2014         14.546353          14.541568                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.539238          15.003394        12,879,076.6502
01/01/2015 to 12/31/2015         15.003394          14.527095        12,123,051.5317
01/01/2016 to 12/31/2016         14.527095          15.258832        11,015,167.7578
01/01/2017 to 12/31/2017         15.258832          17.169567        10,157,644.5278
01/01/2018 to 12/31/2018         17.169567          15.804985         9,018,294.0186
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.903906          10.084271        22,947,136.9500
01/01/2010 to 12/31/2010         10.084271          11.421522        21,480,693.1120
01/01/2011 to 12/31/2011         11.421522          10.767511        20,238,702.9542
01/01/2012 to 12/31/2012         10.767511          12.218361        18,463,229.0297
01/01/2013 to 12/31/2013         12.218361          15.087673        18,089,146.0577
01/01/2014 to 04/25/2014         15.087673          15.000680                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.007020           8.833697           920,501.6200
01/01/2010 to 12/31/2010          8.833697           9.533474           968,471.5035
01/01/2011 to 12/31/2011          9.533474           9.185137         1,006,244.3855
01/01/2012 to 12/31/2012          9.185137          10.459139           848,866.0659
01/01/2013 to 04/26/2013         10.459139          11.240161                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.987667          15.555374        17,241,505.9160
01/01/2015 to 12/31/2015         15.555374          14.996203        16,055,806.4982
01/01/2016 to 12/31/2016         14.996203          15.903853        14,975,203.2019
01/01/2017 to 12/31/2017         15.903853          18.586373        13,848,572.1052
01/01/2018 to 12/31/2018         18.586373          16.746933        12,274,198.5102
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.439282          11.685978           494,122.7500
01/01/2010 to 12/31/2010         11.685978          13.152006           481,731.7165
01/01/2011 to 12/31/2011         13.152006          13.735717           437,755.0056
01/01/2012 to 12/31/2012         13.735717          15.029032           411,874.6476
01/01/2013 to 12/31/2013         15.029032          20.119975           377,386.5856
01/01/2014 to 12/31/2014         20.119975          20.061686           333,160.6496
01/01/2015 to 12/31/2015         20.061686          17.772703           294,691.1613
01/01/2016 to 12/31/2016         17.772703          21.377678           262,767.8683
01/01/2017 to 12/31/2017         21.377678          23.595049           236,227.6198
01/01/2018 to 12/31/2018         23.595049          20.032372           222,265.0830
--------------------------       ---------          ---------        ---------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.126445       14.173037              48,950.7700
01/01/2010 to 12/31/2010         14.173037       17.039399              64,061.2893
01/01/2011 to 12/31/2011         17.039399       13.994917             102,077.9934
01/01/2012 to 12/31/2012         13.994917       16.180386              80,129.1659
01/01/2013 to 12/31/2013         16.180386       20.247946              79,438.8824
01/01/2014 to 12/31/2014         20.247946       18.527540              76,050.6664
01/01/2015 to 12/31/2015         18.527540       19.215428              65,683.3265
01/01/2016 to 12/31/2016         19.215428       19.942328              64,773.4544
01/01/2017 to 12/31/2017         19.942328       25.513334              71,037.8777
01/01/2018 to 12/31/2018         25.513334       19.873445              81,345.7530
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.310097       21.611432              22,177.4387
01/01/2017 to 12/31/2017         21.611432       25.182019              19,722.9639
01/01/2018 to 12/31/2018         25.182019       24.605839              23,177.4456
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.319591       15.048694               3,065.5300
01/01/2010 to 12/31/2010         15.048694       17.109420               5,263.8678
01/01/2011 to 12/31/2011         17.109420       15.962150              14,285.5477
01/01/2012 to 12/31/2012         15.962150       17.276625              16,000.9901
01/01/2013 to 12/31/2013         17.276625       22.485788              13,422.0703
01/01/2014 to 12/31/2014         22.485788       24.462156              14,842.3848
01/01/2015 to 12/31/2015         24.462156       23.929621              14,436.7608
01/01/2016 to 04/29/2016         23.929621       24.035545                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.602823       11.121899           1,227,941.7700
01/01/2010 to 12/31/2010         11.121899       12.196133           1,294,700.0593
01/01/2011 to 12/31/2011         12.196133       11.461201           1,226,104.7499
01/01/2012 to 12/31/2012         11.461201       12.666252           1,100,194.1416
01/01/2013 to 12/31/2013         12.666252       16.586560             970,277.2572
01/01/2014 to 12/31/2014         16.586560       17.965521             835,081.2406
01/01/2015 to 12/31/2015         17.965521       18.017925             724,407.7815
01/01/2016 to 12/31/2016         18.017925       18.933800             621,517.9672
01/01/2017 to 12/31/2017         18.933800       22.082510             557,037.3955
01/01/2018 to 12/31/2018         22.082510       21.599717             476,881.7595
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539       16.978719             126,621.4106
01/01/2014 to 12/31/2014         16.978719       18.461769             117,413.6164
01/01/2015 to 12/31/2015         18.461769       18.576735              89,886.8215
01/01/2016 to 12/31/2016         18.576735       19.157627              81,998.8229
01/01/2017 to 12/31/2017         19.157627       23.473812              78,032.1768
01/01/2018 to 12/31/2018         23.473812       21.659587              67,765.2185
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.765426       11.207329             153,829.8300
01/01/2010 to 12/31/2010         11.207329       13.976597             149,475.6678
01/01/2011 to 12/31/2011         13.976597       12.683903             155,423.7876
01/01/2012 to 12/31/2012         12.683903       13.186379             140,043.4880
01/01/2013 to 04/26/2013         13.186379       14.203849                   0.0000
--------------------------       ---------       ---------           --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.857833          10.754899        606,263.3700
01/01/2010 to 12/31/2010         10.754899          11.740621        661,059.1769
01/01/2011 to 12/31/2011         11.740621          11.539887        616,038.6958
01/01/2012 to 12/31/2012         11.539887          13.076365        945,535.0134
01/01/2013 to 12/31/2013         13.076365          17.534432        863,679.6468
01/01/2014 to 12/31/2014         17.534432          18.699312        693,492.4034
01/01/2015 to 12/31/2015         18.699312          20.270982        615,548.1641
01/01/2016 to 12/31/2016         20.270982          19.853726        539,971.1122
01/01/2017 to 12/31/2017         19.853726          26.673813        498,603.2347
01/01/2018 to 12/31/2018         26.673813          26.185577        463,481.3194
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.692132           6.880133         95,769.4700
01/01/2010 to 12/31/2010          6.880133           7.785384         72,092.9203
01/01/2011 to 12/31/2011          7.785384           7.342156         75,358.1675
01/01/2012 to 12/31/2012          7.342156           8.112065         71,574.0383
01/01/2013 to 04/26/2013          8.112065           8.702527              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.273087           7.431246        847,021.1500
01/01/2010 to 12/31/2010          7.431246           7.972627        739,884.4914
01/01/2011 to 12/31/2011          7.972627           7.711030        643,288.4571
01/01/2012 to 04/27/2012          7.711030           8.659366              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.608838          14.035364         11,671.9500
01/01/2010 to 12/31/2010         14.035364          14.542133         61,682.5582
01/01/2011 to 12/31/2011         14.542133          15.281843         84,181.8830
01/01/2012 to 12/31/2012         15.281843          15.522125         93,770.4087
01/01/2013 to 12/31/2013         15.522125          14.831089         99,841.7588
01/01/2014 to 12/31/2014         14.831089          15.338804        140,927.3866
01/01/2015 to 12/31/2015         15.338804          15.034112        132,510.8942
01/01/2016 to 12/31/2016         15.034112          15.051416        222,705.0098
01/01/2017 to 12/31/2017         15.051416          15.195178        254,971.3587
01/01/2018 to 12/31/2018         15.195178          14.826969        252,730.3254
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.554900          13.108887          5,084.5400
01/01/2010 to 12/31/2010         13.108887          16.187965         23,161.8946
01/01/2011 to 12/31/2011         16.187965          15.520424         38,543.1033
01/01/2012 to 12/31/2012         15.520424          17.847034         40,594.3668
01/01/2013 to 12/31/2013         17.847034          23.235109         48,770.4602
01/01/2014 to 12/31/2014         23.235109          24.885561         62,308.9942
01/01/2015 to 12/31/2015         24.885561          23.751528         64,651.3399
01/01/2016 to 12/31/2016         23.751528          27.970784         73,199.8295
01/01/2017 to 12/31/2017         27.970784          31.712440         84,467.0777
01/01/2018 to 12/31/2018         31.712440          27.500297         81,671.9733
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.710683          11.184363            4,230.8000
01/01/2010 to 12/31/2010         11.184363          11.820151           41,770.6286
01/01/2011 to 12/31/2011         11.820151          10.125498           48,280.0468
01/01/2012 to 12/31/2012         10.125498          11.710239           47,606.7732
01/01/2013 to 12/31/2013         11.710239          13.946021           53,054.1076
01/01/2014 to 12/31/2014         13.946021          12.810855           69,518.5456
01/01/2015 to 12/31/2015         12.810855          12.398742           75,679.4832
01/01/2016 to 12/31/2016         12.398742          12.277091           70,941.8505
01/01/2017 to 12/31/2017         12.277091          14.996013           91,785.7910
01/01/2018 to 12/31/2018         14.996013          12.627942           94,970.7233
--------------------------       ---------          ---------           -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.797769          13.242265            9,134.4000
01/01/2010 to 12/31/2010         13.242265          16.434193           27,741.0131
01/01/2011 to 12/31/2011         16.434193          15.419887           42,290.0866
01/01/2012 to 12/31/2012         15.419887          17.531671           37,828.4839
01/01/2013 to 12/31/2013         17.531671          23.747538           53,487.8694
01/01/2014 to 12/31/2014         23.747538          24.390502           59,451.9536
01/01/2015 to 12/31/2015         24.390502          22.834348           59,458.7689
01/01/2016 to 12/31/2016         22.834348          27.079395           68,768.4555
01/01/2017 to 12/31/2017         27.079395          30.355426           83,031.7500
01/01/2018 to 12/31/2018         30.355426          26.430217           79,203.0300
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.178048          10.098983          510,154.3100
01/01/2010 to 12/31/2010         10.098983          11.339221          541,883.2528
01/01/2011 to 12/31/2011         11.339221          11.302549          520,759.4373
01/01/2012 to 12/31/2012         11.302549          12.793188          499,981.3681
01/01/2013 to 12/31/2013         12.793188          16.523216          488,528.5151
01/01/2014 to 12/31/2014         16.523216          18.326695          520,691.9284
01/01/2015 to 12/31/2015         18.326695          18.136929          408,433.6284
01/01/2016 to 12/31/2016         18.136929          19.811307          419,237.5743
01/01/2017 to 12/31/2017         19.811307          23.555217          430,419.0593
01/01/2018 to 12/31/2018         23.555217          21.981888          455,720.0638
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447          559,724.3349
01/01/2014 to 12/31/2014         20.280447          21.989471          397,625.5633
01/01/2015 to 12/31/2015         21.989471          21.486214          263,791.5656
01/01/2016 to 12/31/2016         21.486214          24.041440          246,163.9431
01/01/2017 to 12/31/2017         24.041440          27.724163          209,937.1005
01/01/2018 to 12/31/2018         27.724163          24.401509          185,387.0914
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          6.575143           8.052755          955,074.8000
01/01/2010 to 12/31/2010          8.052755           8.767870        1,116,214.9137
01/01/2011 to 12/31/2011          8.767870           8.551865        1,160,376.4266
01/01/2012 to 12/31/2012          8.551865           9.552891        1,024,233.5245
01/01/2013 to 04/26/2013          9.552891          10.446064                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979          165,801.8495
01/01/2014 to 12/31/2014         23.271979          22.753952          172,755.9547
01/01/2015 to 12/31/2015         22.753952          22.399330          155,478.6363
01/01/2016 to 12/31/2016         22.399330          26.007469          147,806.8995
01/01/2017 to 12/31/2017         26.007469          29.457175          140,056.0538
01/01/2018 to 12/31/2018         29.457175          26.867245          117,323.3532
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.169250          12.297858        249,227.7500
01/01/2010 to 12/31/2010         12.297858          14.817473        247,395.5172
01/01/2011 to 12/31/2011         14.817473          13.765157        257,269.5371
01/01/2012 to 12/31/2012         13.765157          14.211408        237,844.2836
01/01/2013 to 04/26/2013         14.211408          15.382164              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769        276,940.1258
01/01/2014 to 12/31/2014          8.414769           8.980610        339,326.8364
01/01/2015 to 12/31/2015          8.980610           9.733056        458,749.6960
01/01/2016 to 12/31/2016          9.733056           9.691312        445,465.4630
01/01/2017 to 12/31/2017          9.691312          12.686600        449,585.0133
01/01/2018 to 12/31/2018         12.686600          12.296647        480,139.2656
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.361013           5.240020        306,202.5400
01/01/2010 to 12/31/2010          5.240020           6.561892        379,518.1706
01/01/2011 to 12/31/2011          6.561892           5.798617        407,786.9118
01/01/2012 to 12/31/2012          5.798617           6.375121        319,676.8401
01/01/2013 to 04/26/2013          6.375121           6.654953              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.594916          14.692216         10,791.9700
01/01/2010 to 12/31/2010         14.692216          18.590756         45,029.1746
01/01/2011 to 12/31/2011         18.590756          15.192146         66,648.8173
01/01/2012 to 12/31/2012         15.192146          15.281305         73,156.4439
01/01/2013 to 12/31/2013         15.281305          16.597945         65,769.9466
01/01/2014 to 12/31/2014         16.597945          13.213211         65,949.5536
01/01/2015 to 12/31/2015         13.213211           8.713017         70,369.4598
01/01/2016 to 12/31/2016          8.713017          12.282311         69,680.3143
01/01/2017 to 12/31/2017         12.282311          11.956537         66,672.4848
01/01/2018 to 12/31/2018         11.956537           8.341436         62,966.5663
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.644760          27.535872        235,712.2463
01/01/2017 to 12/31/2017         27.535872          29.147826        226,086.2294
01/01/2018 to 12/31/2018         29.147826          27.431690        196,516.6444
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.957050          20.062309        405,642.3800
01/01/2010 to 12/31/2010         20.062309          22.226037        391,854.2541
01/01/2011 to 12/31/2011         22.226037          22.769795        352,257.5726
01/01/2012 to 12/31/2012         22.769795          25.218708        337,627.1542
01/01/2013 to 12/31/2013         25.218708          26.705088        325,630.8023
01/01/2014 to 12/31/2014         26.705088          27.454089        299,474.3112
01/01/2015 to 12/31/2015         27.454089          26.338441        258,102.6481
01/01/2016 to 04/29/2016         26.338441          27.089935              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.188815          28.122733         64,270.7245
01/01/2017 to 12/31/2017         28.122733          29.783609         55,466.9510
01/01/2018 to 12/31/2018         29.783609          28.061712         50,121.0985
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.702120          12.246981            60,718.3372
01/01/2011 to 12/31/2011      12.246981          12.426349            78,624.3081
01/01/2012 to 12/31/2012      12.426349          13.580985           108,026.6966
01/01/2013 to 12/31/2013      13.580985          13.506630           121,797.2252
01/01/2014 to 12/31/2014      13.506630          13.834275           147,446.5074
01/01/2015 to 12/31/2015      13.834275          13.369388           157,003.6528
01/01/2016 to 04/29/2016      13.369388          13.676166                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.055223          15.366947           161,865.9900
01/01/2010 to 12/31/2010      15.366947          15.897958           203,766.2323
01/01/2011 to 12/31/2011      15.897958          16.412787           160,916.6832
01/01/2012 to 12/31/2012      16.412787          16.584684           144,073.2015
01/01/2013 to 12/31/2013      16.584684          16.117171           117,851.8826
01/01/2014 to 12/31/2014      16.117171          16.209000            97,919.8265
01/01/2015 to 12/31/2015      16.209000          15.944786            96,739.8048
01/01/2016 to 12/31/2016      15.944786          15.796573           107,566.7412
01/01/2017 to 12/31/2017      15.796573          15.751995            80,976.9722
01/01/2018 to 12/31/2018      15.751995          15.553905            80,160.9752

SERIES L




                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468         49,204.1317
01/01/2013 to 12/31/2013         10.453468          11.382887         50,012.5652
01/01/2014 to 12/31/2014         11.382887          11.971383         56,153.9679
01/01/2015 to 12/31/2015         11.971383          11.796393         49,933.6026
01/01/2016 to 12/31/2016         11.796393          11.972630         43,644.6794
01/01/2017 to 12/31/2017         11.972630          13.327858         41,376.5521
01/01/2018 to 12/31/2018         13.327858          12.145916         37,907.4352
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.980314           8.844211        293,165.8800
01/01/2010 to 12/31/2010          8.844211           9.718562        628,454.2513
01/01/2011 to 12/31/2011          9.718562           9.319201        661,735.7080
01/01/2012 to 12/31/2012          9.319201          10.364233        670,620.3430
01/01/2013 to 12/31/2013         10.364233          12.035729        637,528.1756
01/01/2014 to 12/31/2014         12.035729          12.504793        568,809.6926
01/01/2015 to 12/31/2015         12.504793          12.164596        544,307.1998
01/01/2016 to 12/31/2016         12.164596          12.848534        516,614.2070
01/01/2017 to 12/31/2017         12.848534          14.710598        505,854.5161
01/01/2018 to 12/31/2018         14.710598          13.789101        481,603.9858
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.331349           8.314334        584,176.2000
01/01/2010 to 12/31/2010          8.314334           9.244030        457,473.0953
01/01/2011 to 12/31/2011          9.244030           8.628175        453,732.0376
01/01/2012 to 12/31/2012          8.628175           9.817988        420,099.1125
01/01/2013 to 12/31/2013          9.817988          12.033942        385,341.9748
01/01/2014 to 12/31/2014         12.033942          12.542849        315,836.0880
01/01/2015 to 12/31/2015         12.542849          12.195441        307,054.7790
01/01/2016 to 12/31/2016         12.195441          13.018383        266,709.2307
01/01/2017 to 12/31/2017         13.018383          15.477718        255,277.9577
01/01/2018 to 12/31/2018         15.477718          14.287159        254,133.4444
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.733881           7.802145         56,450.9000
01/01/2010 to 12/31/2010          7.802145           9.044777         67,612.6967
01/01/2011 to 12/31/2011          9.044777           8.453840         68,767.7116
01/01/2012 to 12/31/2012          8.453840           9.723437         56,762.1755
01/01/2013 to 12/31/2013          9.723437          12.363621         45,555.9777
01/01/2014 to 12/31/2014         12.363621          13.104005         31,245.4330
01/01/2015 to 12/31/2015         13.104005          13.671473         18,447.4083
01/01/2016 to 12/31/2016         13.671473          14.612853         12,306.2019
01/01/2017 to 12/31/2017         14.612853          18.311975         17,589.7313
01/01/2018 to 12/31/2018         18.311975          17.848794         12,829.2070
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.651043           9.249565        326,695.1800
01/01/2010 to 12/31/2010          9.249565           9.959711        407,093.2315
01/01/2011 to 12/31/2011          9.959711           9.776712        400,461.9502
01/01/2012 to 12/31/2012          9.776712          10.615421        390,806.0138
01/01/2013 to 12/31/2013         10.615421          11.806193        325,162.5726
01/01/2014 to 12/31/2014         11.806193          12.271564        288,830.1861
01/01/2015 to 12/31/2015         12.271564          11.935256        273,787.6598
01/01/2016 to 12/31/2016         11.935256          12.513136        235,765.8497
01/01/2017 to 12/31/2017         12.513136          13.849425        228,270.9811
01/01/2018 to 12/31/2018         13.849425          13.103521        205,177.7901
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469         79,249.2244
01/01/2013 to 12/31/2013         11.433469          10.821573         72,129.0988
01/01/2014 to 12/31/2014         10.821573          11.025808         62,933.1490
01/01/2015 to 12/31/2015         11.025808           9.767904         60,069.3317
01/01/2016 to 12/31/2016          9.767904          10.427270         52,027.9711
01/01/2017 to 12/31/2017         10.427270          11.217712         48,125.0634
01/01/2018 to 12/31/2018         11.217712          10.291172         43,638.9846
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425        203,652.4795
01/01/2013 to 12/31/2013         10.185425          11.007432        160,286.5219
01/01/2014 to 12/31/2014         11.007432          11.422048        149,700.5679
01/01/2015 to 12/31/2015         11.422048          11.178090        140,458.8429
01/01/2016 to 12/31/2016         11.178090          11.436581        123,048.4078
01/01/2017 to 12/31/2017         11.436581          12.696398        119,544.3033
01/01/2018 to 12/31/2018         12.696398          11.543816        121,098.2306
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.607839          16.677546         20,973.7700
01/01/2010 to 12/31/2010         16.677546          18.916374         30,654.6355
01/01/2011 to 12/31/2011         18.916374          18.967888         28,470.5814
01/01/2012 to 12/31/2012         18.967888          21.655009         31,439.3772
01/01/2013 to 12/31/2013         21.655009          23.195767         31,592.8432
01/01/2014 to 12/31/2014         23.195767          23.473952         30,348.6678
01/01/2015 to 12/31/2015         23.473952          22.066832         22,143.5121
01/01/2016 to 12/31/2016         22.066832          24.641087         20,138.0432
01/01/2017 to 12/31/2017         24.641087          26.015816         23,342.4686
01/01/2018 to 12/31/2018         26.015816          24.752738         21,885.1852
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.515886           9.767237        268,219.6100
01/01/2010 to 12/31/2010          9.767237          11.148208        253,750.6072
01/01/2011 to 12/31/2011         11.148208          10.291557        321,671.0844
01/01/2012 to 12/31/2012         10.291557          11.769572        301,302.3403
01/01/2013 to 12/31/2013         11.769572          14.933248        292,961.6994
01/01/2014 to 12/31/2014         14.933248          15.374689        280,946.2480
01/01/2015 to 12/31/2015         15.374689          14.760184        267,619.3905
01/01/2016 to 12/31/2016         14.760184          15.759017        253,002.5707
01/01/2017 to 12/31/2017         15.759017          18.981325        213,143.6166
01/01/2018 to 12/31/2018         18.981325          16.722434        276,885.3199
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.935849          10.351571         90,708.5136
01/01/2013 to 12/31/2013         10.351571          11.598045        141,717.1027
01/01/2014 to 12/31/2014         11.598045          12.459022        155,059.7192
01/01/2015 to 12/31/2015         12.459022          11.707250        155,382.5377
01/01/2016 to 12/31/2016         11.707250          12.429157        164,005.4145
01/01/2017 to 12/31/2017         12.429157          14.410188        155,085.6514
01/01/2018 to 12/31/2018         14.410188          13.076853        146,514.1285
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.528208          14.281682        178,668.2500
01/01/2010 to 12/31/2010         14.281682          16.776165        171,539.0967
01/01/2011 to 12/31/2011         16.776165          14.959592        143,116.9369
01/01/2012 to 12/31/2012         14.959592          17.290465        126,556.9884
01/01/2013 to 12/31/2013         17.290465          22.436265        118,700.1566
01/01/2014 to 12/31/2014         22.436265          22.358025         96,393.3750
01/01/2015 to 12/31/2015         22.358025          20.719583         87,635.8196
01/01/2016 to 12/31/2016         20.719583          26.643905         79,184.3278
01/01/2017 to 12/31/2017         26.643905          29.158860         66,316.2830
01/01/2018 to 12/31/2018         29.158860          24.212406         61,003.4922
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.082499          10.067748        226,405.4400
01/01/2010 to 12/31/2010         10.067748          12.197046        216,641.6037
01/01/2011 to 12/31/2011         12.197046           9.714793        207,977.2850
01/01/2012 to 12/31/2012          9.714793          11.314976        192,057.3743
01/01/2013 to 12/31/2013         11.314976          10.533176        192,658.9658
01/01/2014 to 12/31/2014         10.533176           9.646451        190,727.1245
01/01/2015 to 12/31/2015          9.646451           8.145194        186,964.6651
01/01/2016 to 12/31/2016          8.145194           8.897791        170,860.2920
01/01/2017 to 12/31/2017          8.897791          11.187399        156,848.0264
01/01/2018 to 12/31/2018         11.187399           9.404884        151,548.9885
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997192          10.177855         16,975.5839
01/01/2011 to 12/31/2011         10.177855          10.172019         25,865.4921
01/01/2012 to 12/31/2012         10.172019          10.695033         28,709.5450
01/01/2013 to 12/31/2013         10.695033          10.879977         34,810.2390
01/01/2014 to 12/31/2014         10.879977          10.737665         30,744.7280
01/01/2015 to 12/31/2015         10.737665          10.431930         30,718.6486
01/01/2016 to 12/31/2016         10.431930          11.167567         25,120.0793
01/01/2017 to 12/31/2017         11.167567          11.343936         25,814.7409
01/01/2018 to 12/31/2018         11.343936          11.147008         30,072.1408
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987193           9.724128          2,423.7345
01/01/2012 to 12/31/2012          9.724128           9.944730            767.3397
01/01/2013 to 12/31/2013          9.944730           9.856026         41,321.1192
01/01/2014 to 12/31/2014          9.856026           9.758172         41,009.4398
01/01/2015 to 12/31/2015          9.758172           9.500649         44,160.3037
01/01/2016 to 12/31/2016          9.500649           9.599527         44,631.2901
01/01/2017 to 12/31/2017          9.599527           9.530510         40,233.3467
01/01/2018 to 12/31/2018          9.530510           9.376829         32,098.9109
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997754          10.849747             77.5700
01/01/2010 to 12/31/2010         10.849747          12.069219            293.5025
01/01/2011 to 12/31/2011         12.069219          11.785726          1,790.2889
01/01/2012 to 12/31/2012         11.785726          13.194934          1,904.8856
01/01/2013 to 12/31/2013         13.194934          13.061296          2,094.8502
01/01/2014 to 12/31/2014         13.061296          12.942194          1,776.2667
01/01/2015 to 12/31/2015         12.942194          12.152080          1,827.3264
01/01/2016 to 12/31/2016         12.152080          12.009625          1,932.9644
01/01/2017 to 12/31/2017         12.009625          11.783044          2,061.7162
01/01/2018 to 12/31/2018         11.783044          11.658441          1,044.3151
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.094890          12.005300       165,292.7600
01/01/2010 to 12/31/2010          12.005300          13.656337       165,430.1333
01/01/2011 to 12/31/2011          13.656337          12.632295       147,876.1674
01/01/2012 to 12/31/2012          12.632295          15.590890       142,530.6088
01/01/2013 to 12/31/2013          15.590890          15.816081       135,570.0984
01/01/2014 to 12/31/2014          15.816081          17.550999       119,153.7960
01/01/2015 to 12/31/2015          17.550999          16.953837        95,257.0175
01/01/2016 to 12/31/2016          16.953837          16.755054        90,085.2673
01/01/2017 to 12/31/2017          16.755054          18.179978        85,328.8313
01/01/2018 to 12/31/2018          18.179978          16.269241        78,221.1195
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.487781           5.845942       247,144.7800
01/01/2010 to 12/31/2010           5.845942           7.089778       229,612.6657
01/01/2011 to 12/31/2011           7.089778           7.171781       298,989.5991
01/01/2012 to 12/31/2012           7.171781           8.325782       383,558.6369
01/01/2013 to 12/31/2013           8.325782          11.876631       401,922.5649
01/01/2014 to 12/31/2014          11.876631          13.833976       460,798.3933
01/01/2015 to 12/31/2015          13.833976          13.006137       432,971.5794
01/01/2016 to 12/31/2016          13.006137          13.083773       394,007.2599
01/01/2017 to 12/31/2017          13.083773          15.178834       332,525.0783
01/01/2018 to 12/31/2018          15.178834          13.819572       225,562.1754
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415           142.3018
01/01/2011 to 12/31/2011         128.945415         116.801881           320.2085
01/01/2012 to 12/31/2012         116.801881         140.182768           630.0553
01/01/2013 to 12/31/2013         140.182768         176.873069         2,887.1044
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.542073           6.139525       190,035.6200
01/01/2010 to 12/31/2010           6.139525           6.456202       172,427.6925
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.702228          10.820402        31,942.1422
01/01/2013 to 12/31/2013          10.820402          10.121720        16,147.1030
01/01/2014 to 12/31/2014          10.121720          10.665690        16,158.6035
01/01/2015 to 12/31/2015          10.665690          10.494205        14,550.1493
01/01/2016 to 12/31/2016          10.494205          10.416702        17,506.2595
01/01/2017 to 12/31/2017          10.416702          10.471248         9,196.7217
01/01/2018 to 12/31/2018          10.471248          10.250957         9,074.4147
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.843216          16.472555       131,759.9600
01/01/2010 to 12/31/2010          16.472555          18.788477       132,552.9929
01/01/2011 to 12/31/2011          18.788477          15.783629       119,878.0965
01/01/2012 to 12/31/2012          15.783629          19.984811       100,571.6559
01/01/2013 to 12/31/2013          19.984811          25.549173        82,451.0475
01/01/2014 to 12/31/2014          25.549173          23.581396        80,204.0072
01/01/2015 to 12/31/2015          23.581396          22.058085        67,755.1668
01/01/2016 to 12/31/2016          22.058085          23.377743        64,038.6846
01/01/2017 to 12/31/2017          23.377743          29.874374        51,132.2056
01/01/2018 to 12/31/2018          29.874374          22.248988        46,852.9941
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.043317        469,740.7183
01/01/2013 to 12/31/2013          1.043317           1.041170        471,639.1879
01/01/2014 to 12/31/2014          1.041170           1.076969        501,701.5887
01/01/2015 to 12/31/2015          1.076969           1.010745        455,761.5195
01/01/2016 to 12/31/2016          1.010745           1.106261        408,378.4961
01/01/2017 to 12/31/2017          1.106261           1.192268        368,912.9028
01/01/2018 to 12/31/2018          1.192268           1.092783        313,964.3659
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.112139           8.819300        115,988.9400
01/01/2010 to 12/31/2010          8.819300           9.923869        106,626.4975
01/01/2011 to 12/31/2011          9.923869           9.578696         91,593.0682
01/01/2012 to 12/31/2012          9.578696          11.113050         74,486.4175
01/01/2013 to 12/31/2013         11.113050          14.740609         80,400.3634
01/01/2014 to 12/31/2014         14.740609          15.786323         70,457.2860
01/01/2015 to 12/31/2015         15.786323          14.542473         51,644.9994
01/01/2016 to 12/31/2016         14.542473          16.711910         50,874.9932
01/01/2017 to 12/31/2017         16.711910          19.324462         47,809.4895
01/01/2018 to 12/31/2018         19.324462          16.629122         44,038.1825
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.240888          12.115212        131,706.8000
01/01/2010 to 12/31/2010         12.115212          14.977377        120,016.3817
01/01/2011 to 12/31/2011         14.977377          14.515408         90,768.6290
01/01/2012 to 12/31/2012         14.515408          16.811721         77,025.0784
01/01/2013 to 12/31/2013         16.811721          23.088062         70,618.8789
01/01/2014 to 12/31/2014         23.088062          24.408953         60,988.1908
01/01/2015 to 12/31/2015         24.408953          23.504746         49,059.7193
01/01/2016 to 12/31/2016         23.504746          25.660983         46,739.5513
01/01/2017 to 12/31/2017         25.660983          31.510823         40,425.3361
01/01/2018 to 12/31/2018         31.510823          28.074864         35,209.2866
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447         26,293.5418
01/01/2014 to 12/31/2014         10.297447          10.602214         24,555.2498
01/01/2015 to 12/31/2015         10.602214          10.437242         20,077.7204
01/01/2016 to 12/31/2016         10.437242          10.453481         19,839.0369
01/01/2017 to 12/31/2017         10.453481          10.581118         21,360.1971
01/01/2018 to 12/31/2018         10.581118          10.367481         20,746.6556
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.912431           9.790053         50,753.9900
01/01/2010 to 12/31/2010          9.790053          10.176582         50,270.5538
01/01/2011 to 12/31/2011         10.176582          10.547825         41,205.2332
01/01/2012 to 12/31/2012         10.547825          10.840645         44,456.3297
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354         72,967.5013
01/01/2013 to 12/31/2013          1.045354           1.136665        231,475.0893
01/01/2014 to 12/31/2014          1.136665           1.191283        241,395.0541
01/01/2015 to 12/31/2015          1.191283           1.177547        228,416.5557
01/01/2016 to 12/31/2016          1.177547           1.187144        142,438.4889
01/01/2017 to 12/31/2017          1.187144           1.356869        136,194.4817
01/01/2018 to 12/31/2018          1.356869           1.233642        164,517.0309
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
01/01/2018 to 04/30/2018          1.136042           1.105527              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.672041          10.584426         69,608.6900
01/01/2010 to 12/31/2010         10.584426          12.652514         98,756.8241
01/01/2011 to 12/31/2011         12.652514          12.212475         54,322.7095
01/01/2012 to 12/31/2012         12.212475          13.989045         50,151.2133
01/01/2013 to 12/31/2013         13.989045          16.052704         50,983.3385
01/01/2014 to 12/31/2014         16.052704          16.272245         42,292.4317
01/01/2015 to 12/31/2015         16.272245          16.137760         39,827.1106
01/01/2016 to 12/31/2016         16.137760          16.565599         37,723.7979
01/01/2017 to 12/31/2017         16.565599          19.958458         42,429.0094
01/01/2018 to 12/31/2018         19.958458          18.497802         39,612.7528
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516              0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445              0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865        143,217.0717
01/01/2016 to 12/31/2016          1.160865           1.186913        132,410.0901
01/01/2017 to 12/31/2017          1.186913           1.343653         41,735.9825
01/01/2018 to 12/31/2018          1.343653           1.221661          2,307.1099
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.676406          12.472521        375,609.3900
01/01/2010 to 12/31/2010         12.472521          13.613233        355,351.7856
01/01/2011 to 12/31/2011         13.613233          11.908439        319,762.4699
01/01/2012 to 12/31/2012         11.908439          13.614676        290,174.3962
01/01/2013 to 12/31/2013         13.614676          15.907121        247,916.3210
01/01/2014 to 12/31/2014         15.907121          14.501241        232,849.2120
01/01/2015 to 12/31/2015         14.501241          13.954939        211,129.9296
01/01/2016 to 12/31/2016         13.954939          13.552089        203,727.4288
01/01/2017 to 12/31/2017         13.552089          17.016318        168,524.5685
01/01/2018 to 12/31/2018         17.016318          14.335995        161,633.8083
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951              0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708              0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379            453.5262
01/01/2017 to 12/31/2017          1.039379           1.146637          2,605.9145
01/01/2018 to 12/31/2018          1.146637           1.037964          2,778.6177
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.733536          12.413779        356,915.9500
01/01/2010 to 12/31/2010         12.413779          13.105833        366,618.3037
01/01/2011 to 12/31/2011         13.105833          14.271210        334,233.8694
01/01/2012 to 12/31/2012         14.271210          15.256784        314,557.2290
01/01/2013 to 12/31/2013         15.256784          13.560777        282,266.8627
01/01/2014 to 12/31/2014         13.560777          13.669977        263,234.5578
01/01/2015 to 12/31/2015         13.669977          12.976045        215,833.0526
01/01/2016 to 12/31/2016         12.976045          13.346343        191,310.2235
01/01/2017 to 12/31/2017         13.346343          13.529712        197,247.0083
01/01/2018 to 12/31/2018         13.529712          12.934378        179,500.4784
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.543460          14.504569       1,050,456.3900
01/01/2010 to 12/31/2010         14.504569          15.371376       1,053,907.5460
01/01/2011 to 12/31/2011         15.371376          15.537655         929,214.3910
01/01/2012 to 12/31/2012         15.537655          16.631888         835,859.7866
01/01/2013 to 12/31/2013         16.631888          15.982289         757,023.8462
01/01/2014 to 12/31/2014         15.982289          16.314355         652,771.7255
01/01/2015 to 12/31/2015         16.314355          15.984109         572,368.1033
01/01/2016 to 12/31/2016         15.984109          16.068459         505,660.4331
01/01/2017 to 12/31/2017         16.068459          16.451847         472,922.9824
01/01/2018 to 12/31/2018         16.451847          16.079161         410,513.6817
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310           6,290.9035
01/01/2014 to 12/31/2014         10.704310          11.393303           8,705.3027
01/01/2015 to 12/31/2015         11.393303          11.022422           8,214.6419
01/01/2016 to 12/31/2016         11.022422          11.291831           7,595.4208
01/01/2017 to 12/31/2017         11.291831          12.885680           6,110.0185
01/01/2018 to 04/30/2018         12.885680          12.297978               0.0000
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387         154,345.0612
01/01/2013 to 12/31/2013          1.063387           1.147148         387,062.5880
01/01/2014 to 12/31/2014          1.147148           1.210849         374,657.6743
01/01/2015 to 12/31/2015          1.210849           1.175850         323,181.0000
01/01/2016 to 12/31/2016          1.175850           1.217116         237,794.9818
01/01/2017 to 12/31/2017          1.217116           1.362966         175,285.3548
01/01/2018 to 12/31/2018          1.362966           1.209331         216,723.8124
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.391697          10.267504          49,654.8900
01/01/2010 to 12/31/2010         10.267504          11.290419          97,604.4670
01/01/2011 to 12/31/2011         11.290419          11.179172         148,432.7906
01/01/2012 to 12/31/2012         11.179172          12.357921         130,213.6160
01/01/2013 to 12/31/2013         12.357921          13.672826         123,374.8637
01/01/2014 to 12/31/2014         13.672826          14.173906         123,641.9409
01/01/2015 to 12/31/2015         14.173906          13.613658         119,552.3041
01/01/2016 to 12/31/2016         13.613658          14.108889         113,427.2845
01/01/2017 to 12/31/2017         14.108889          16.015781         117,718.7475
01/01/2018 to 12/31/2018         16.015781          14.666084         110,760.5012
--------------------------       ---------          ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.693486           9.730686          35,095.6600
01/01/2010 to 12/31/2010          9.730686          10.882702          47,005.1181
01/01/2011 to 12/31/2011         10.882702          10.435307          58,392.3092
01/01/2012 to 12/31/2012         10.435307          11.759200          59,304.3696
01/01/2013 to 12/31/2013         11.759200          13.602685          56,714.2850
01/01/2014 to 12/31/2014         13.602685          14.043501          50,296.3004
01/01/2015 to 12/31/2015         14.043501          13.440543          45,248.8047
01/01/2016 to 12/31/2016         13.440543          14.073724          39,224.6854
01/01/2017 to 12/31/2017         14.073724          16.496638          39,399.6468
01/01/2018 to 12/31/2018         16.496638          14.746471          38,288.1436
--------------------------       ---------          ---------       --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.593831          40.125478        173,984.7400
01/01/2010 to 12/31/2010         40.125478          46.002212        158,943.6177
01/01/2011 to 12/31/2011         46.002212          43.263096        136,858.1882
01/01/2012 to 12/31/2012         43.263096          50.000256        114,977.9214
01/01/2013 to 12/31/2013         50.000256          65.531408        103,876.7599
01/01/2014 to 12/31/2014         65.531408          72.728080         92,191.0032
01/01/2015 to 12/31/2015         72.728080          68.697126         79,897.9168
01/01/2016 to 12/31/2016         68.697126          78.034035         74,796.3484
01/01/2017 to 12/31/2017         78.034035          89.413198         67,644.3389
01/01/2018 to 12/31/2018         89.413198          79.566627         62,148.2338
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.516147           7.861642        400,716.2900
01/01/2010 to 12/31/2010          7.861642           9.834477        360,017.9991
01/01/2011 to 12/31/2011          9.834477           9.476551        269,065.5112
01/01/2012 to 12/31/2012          9.476551          10.553502        246,687.1344
01/01/2013 to 12/31/2013         10.553502          14.121510        220,644.8417
01/01/2014 to 12/31/2014         14.121510          15.602339        194,176.7527
01/01/2015 to 12/31/2015         15.602339          16.305845        186,339.1911
01/01/2016 to 12/31/2016         16.305845          16.967941        162,865.2768
01/01/2017 to 12/31/2017         16.967941          20.738182        136,839.7312
01/01/2018 to 12/31/2018         20.738182          19.869823        122,399.9159
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.411100          19.104625         62,160.3200
01/01/2010 to 12/31/2010         19.104625          23.495365         61,414.4549
01/01/2011 to 12/31/2011         23.495365          22.168211         56,461.7055
01/01/2012 to 12/31/2012         22.168211          24.907796         49,064.8545
01/01/2013 to 12/31/2013         24.907796          31.797783         52,217.8321
01/01/2014 to 12/31/2014         31.797783          34.156685         45,705.9205
01/01/2015 to 12/31/2015         34.156685          30.457981         46,700.1889
01/01/2016 to 12/31/2016         30.457981          34.466388         42,548.2918
01/01/2017 to 12/31/2017         34.466388          36.968605         40,566.9989
01/01/2018 to 12/31/2018         36.968605          32.539469         39,013.7225
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.421654          12.212179         44,268.9300
01/01/2010 to 12/31/2010         12.212179          14.863866         40,529.2706
01/01/2011 to 12/31/2011         14.863866          13.646317         47,348.8886
01/01/2012 to 12/31/2012         13.646317          15.790043         42,200.5266
01/01/2013 to 12/31/2013         15.790043          20.520707         38,504.8868
01/01/2014 to 12/31/2014         20.520707          22.763908         33,489.9457
01/01/2015 to 12/31/2015         22.763908          20.268233         26,890.7793
01/01/2016 to 12/31/2016         20.268233          22.474796         22,991.8877
01/01/2017 to 12/31/2017         22.474796          24.396025         21,996.1377
01/01/2018 to 12/31/2018         24.396025          20.721813         18,255.7491
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         51,926.1006
01/01/2014 to 12/31/2014          9.682738           9.169078         39,493.6243
01/01/2015 to 12/31/2015          9.169078           8.788056         39,840.1129
01/01/2016 to 12/31/2016          8.788056           9.044603         34,884.8301
01/01/2017 to 12/31/2017          9.044603          11.953464         31,251.5642
01/01/2018 to 12/31/2018         11.953464           9.696418         26,419.7738
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.027848           8.418799           24,020.1700
01/01/2010 to 12/31/2010          8.418799           8.816613           50,710.3359
01/01/2011 to 12/31/2011          8.816613           7.404028           57,127.2933
01/01/2012 to 12/31/2012          7.404028           8.518139           51,999.3169
01/01/2013 to 04/26/2013          8.518139           8.816266                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.316818          10.133063          753,170.9600
01/01/2010 to 12/31/2010         10.133063           9.927440          535,255.7620
01/01/2011 to 12/31/2011          9.927440           9.726536          539,447.8056
01/01/2012 to 12/31/2012          9.726536           9.528091          444,875.3935
01/01/2013 to 12/31/2013          9.528091           9.334745          389,883.9351
01/01/2014 to 12/31/2014          9.334745           9.145322          441,438.4851
01/01/2015 to 12/31/2015          9.145322           8.959742          256,033.9051
01/01/2016 to 12/31/2016          8.959742           8.787773          230,889.1124
01/01/2017 to 12/31/2017          8.787773           8.664576          188,832.9098
01/01/2018 to 12/31/2018          8.664576           8.619274          112,507.4070
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.215746          13.418405           18,202.9379
01/01/2015 to 12/31/2015         13.418405          13.069136           16,426.7342
01/01/2016 to 12/31/2016         13.069136          13.383984           15,283.9040
01/01/2017 to 12/31/2017         13.383984          14.022205           13,560.6783
01/01/2018 to 12/31/2018         14.022205          13.377452           12,471.1960
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.875851          10.687800          823,420.3400
01/01/2010 to 12/31/2010         10.687800          11.612607          895,178.2245
01/01/2011 to 12/31/2011         11.612607          11.579475          571,213.4746
01/01/2012 to 12/31/2012         11.579475          12.581054          573,503.7294
01/01/2013 to 12/31/2013         12.581054          13.444904          454,600.2378
01/01/2014 to 04/25/2014         13.444904          13.527784                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.582542          10.601867          876,270.6600
01/01/2010 to 12/31/2010         10.601867          11.674761        1,037,364.0839
01/01/2011 to 12/31/2011         11.674761          11.425001          807,317.3699
01/01/2012 to 12/31/2012         11.425001          12.579176          791,529.6818
01/01/2013 to 12/31/2013         12.579176          14.077129          680,764.8977
01/01/2014 to 04/25/2014         14.077129          14.110529                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.525504          13.842960        1,009,631.0927
01/01/2015 to 12/31/2015         13.842960          13.416478          891,289.8723
01/01/2016 to 12/31/2016         13.416478          13.944446          841,028.7580
01/01/2017 to 12/31/2017         13.944446          15.116270          755,278.6969
01/01/2018 to 12/31/2018         15.116270          14.156141          707,945.3109
--------------------------       ---------          ---------        --------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.191826          10.299750        1,940,908.4600
01/01/2010 to 12/31/2010         10.299750          11.461754        1,888,851.9109
01/01/2011 to 12/31/2011         11.461754          11.038436        2,181,620.5914
01/01/2012 to 12/31/2012         11.038436          12.319752        1,859,346.4864
01/01/2013 to 12/31/2013         12.319752          14.413633        1,690,876.3630
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.401923          14.851641        1,373,283.0281
01/01/2015 to 12/31/2015         14.851641          14.365781        1,266,225.7446
01/01/2016 to 12/31/2016         14.365781          15.074311        1,188,880.4955
01/01/2017 to 12/31/2017         15.074311          16.945039        1,014,615.3823
01/01/2018 to 12/31/2018         16.945039          15.582616          869,196.8894
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.871060          10.032325        2,325,916.6100
01/01/2010 to 12/31/2010         10.032325          11.351340        2,137,282.4222
01/01/2011 to 12/31/2011         11.351340          10.690669        1,949,941.0855
01/01/2012 to 12/31/2012         10.690669          12.118979        1,425,508.4529
01/01/2013 to 12/31/2013         12.118979          14.950002        1,558,643.8046
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.002190           8.818786          240,706.4700
01/01/2010 to 12/31/2010          8.818786           9.507876          276,338.2689
01/01/2011 to 12/31/2011          9.507876           9.151333          243,696.7552
01/01/2012 to 12/31/2012          9.151333          10.410179          228,681.2715
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.846104          15.398025        1,453,809.8570
01/01/2015 to 12/31/2015         15.398025          14.829665        1,345,475.0540
01/01/2016 to 12/31/2016         14.829665          15.711517        1,199,564.7134
01/01/2017 to 12/31/2017         15.711517          18.343304        1,076,150.1295
01/01/2018 to 12/31/2018         18.343304          16.511295          970,185.5893
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.369136          11.577259          299,433.1000
01/01/2010 to 12/31/2010         11.577259          13.016635          275,818.7326
01/01/2011 to 12/31/2011         13.016635          13.580776          229,575.7443
01/01/2012 to 12/31/2012         13.580776          14.844569          185,359.8204
01/01/2013 to 12/31/2013         14.844569          19.853177          164,942.2039
01/01/2014 to 12/31/2014         19.853177          19.775866          148,669.7920
01/01/2015 to 12/31/2015         19.775866          17.501970          138,315.0139
01/01/2016 to 12/31/2016         17.501970          21.030992          121,517.9862
01/01/2017 to 12/31/2017         21.030992          23.189276           99,853.0481
01/01/2018 to 12/31/2018         23.189276          19.668063           83,756.9965
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.124727       14.156467             2,220.3900
01/01/2010 to 12/31/2010         14.156467       17.002492             5,976.6825
01/01/2011 to 12/31/2011         17.002492       13.950654             5,850.9660
01/01/2012 to 12/31/2012         13.950654       16.113009             7,710.1216
01/01/2013 to 12/31/2013         16.113009       20.143494             6,625.1639
01/01/2014 to 12/31/2014         20.143494       18.413529             7,814.3264
01/01/2015 to 12/31/2015         18.413529       19.078092             9,695.6273
01/01/2016 to 12/31/2016         19.078092       19.780008             6,096.5872
01/01/2017 to 12/31/2017         19.780008       25.280464             5,034.5755
01/01/2018 to 12/31/2018         25.280464       19.672233             5,909.6963
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.022340       21.305476               470.7521
01/01/2017 to 12/31/2017         21.305476       24.800783                 0.0000
01/01/2018 to 12/31/2018         24.800783       24.208957                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.133060       14.811077                 0.0000
01/01/2010 to 12/31/2010         14.811077       16.822447               196.1260
01/01/2011 to 12/31/2011         16.822447       15.678760                 0.0000
01/01/2012 to 12/31/2012         15.678760       16.952845                 0.0000
01/01/2013 to 12/31/2013         16.952845       22.042344                 0.0000
01/01/2014 to 12/31/2014         22.042344       23.955768                 0.0000
01/01/2015 to 12/31/2015         23.955768       23.410826                 0.0000
01/01/2016 to 04/29/2016         23.410826       23.506721                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.531306       11.018414           530,345.2300
01/01/2010 to 12/31/2010         11.018414       12.070584           539,511.0403
01/01/2011 to 12/31/2011         12.070584       11.331899           432,165.2673
01/01/2012 to 12/31/2012         11.331899       12.510773           380,621.1292
01/01/2013 to 12/31/2013         12.510773       16.366597           348,769.8336
01/01/2014 to 12/31/2014         16.366597       17.709551           302,599.4912
01/01/2015 to 12/31/2015         17.709551       17.743453           265,536.7333
01/01/2016 to 12/31/2016         17.743453       18.626741           245,561.8055
01/01/2017 to 12/31/2017         18.626741       21.702745           220,086.2502
01/01/2018 to 12/31/2018         21.702745       21.206909           198,189.7491
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357       16.815150            19,691.0826
01/01/2014 to 12/31/2014         16.815150       18.265634            18,876.9221
01/01/2015 to 12/31/2015         18.265634       18.361003            14,779.7904
01/01/2016 to 12/31/2016         18.361003       18.916222            14,356.1207
01/01/2017 to 12/31/2017         18.916222       23.154930            13,210.7387
01/01/2018 to 12/31/2018         23.154930       21.343857            12,354.2350
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.729185       11.143877            25,820.7600
01/01/2010 to 12/31/2010         11.143877       13.883593            25,875.2153
01/01/2011 to 12/31/2011         13.883593       12.586925            22,748.2944
01/01/2012 to 12/31/2012         12.586925       13.072406            21,185.7237
01/01/2013 to 04/26/2013         13.072406       14.076604                 0.0000
--------------------------       ---------       ---------           ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.805540          10.672653        132,020.5200
01/01/2010 to 12/31/2010         10.672653          11.639200        158,439.2465
01/01/2011 to 12/31/2011         11.639200          11.428787        108,372.8022
01/01/2012 to 12/31/2012         11.428787          12.937464        318,997.0059
01/01/2013 to 12/31/2013         12.937464          17.330845        292,973.1094
01/01/2014 to 12/31/2014         17.330845          18.463725        249,743.9928
01/01/2015 to 12/31/2015         18.463725          19.995587        209,695.9154
01/01/2016 to 12/31/2016         19.995587          19.564423        191,901.7797
01/01/2017 to 12/31/2017         19.564423          26.258957        164,620.4579
01/01/2018 to 12/31/2018         26.258957          25.752389        144,970.6281
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.685456           6.865193         15,373.4600
01/01/2010 to 12/31/2010          6.865193           7.760721         12,554.8059
01/01/2011 to 12/31/2011          7.760721           7.311594         12,444.3022
01/01/2012 to 12/31/2012          7.311594           8.070182         10,293.5935
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.229254           7.362110        565,468.8700
01/01/2010 to 12/31/2010          7.362110           7.890564        535,683.3861
01/01/2011 to 12/31/2011          7.890564           7.624047        401,982.2635
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.466823          13.879731         14,274.6600
01/01/2010 to 12/31/2010         13.879731          14.366508         37,463.6726
01/01/2011 to 12/31/2011         14.366508          15.082240         31,465.5112
01/01/2012 to 12/31/2012         15.082240          15.303989         31,169.5661
01/01/2013 to 12/31/2013         15.303989          14.608044         23,241.0459
01/01/2014 to 12/31/2014         14.608044          15.093023         29,087.6758
01/01/2015 to 12/31/2015         15.093023          14.778424         32,232.6469
01/01/2016 to 12/31/2016         14.778424          14.780645         29,985.6044
01/01/2017 to 12/31/2017         14.780645          14.906947         26,962.8209
01/01/2018 to 12/31/2018         14.906947          14.531102         22,406.0277
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888              0.0000
01/01/2011 to 12/31/2011         16.018888          15.342992          2,509.3219
01/01/2012 to 12/31/2012         15.342992          17.625280          2,772.4172
01/01/2013 to 12/31/2013         17.625280          22.923486          3,568.3580
01/01/2014 to 12/31/2014         22.923486          24.527257         10,459.2117
01/01/2015 to 12/31/2015         24.527257          23.386147         11,519.4920
01/01/2016 to 12/31/2016         23.386147          27.512981         10,869.9947
01/01/2017 to 12/31/2017         27.512981          31.162317         10,168.5796
01/01/2018 to 12/31/2018         31.162317          26.996057         10,035.3816
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285          1,506.7400
01/01/2010 to 12/31/2010         11.060285          11.677349          4,353.4043
01/01/2011 to 12/31/2011         11.677349           9.993177             44.9886
01/01/2012 to 12/31/2012          9.993177          11.545600            258.4506
01/01/2013 to 12/31/2013         11.545600          13.736210          1,581.8257
01/01/2014 to 12/31/2014         13.736210          12.605501         14,794.0127
01/01/2015 to 12/31/2015         12.605501          12.187793         16,302.7308
01/01/2016 to 12/31/2016         12.187793          12.056147         16,716.9707
01/01/2017 to 12/31/2017         12.056147          14.711470         14,250.6761
01/01/2018 to 12/31/2018         14.711470          12.375869         14,611.9671
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634            683.4555
01/01/2011 to 12/31/2011         16.235634          15.218378          7,114.0950
01/01/2012 to 12/31/2012         15.218378          17.285185          7,906.7855
01/01/2013 to 12/31/2013         17.285185          23.390278         10,527.6091
01/01/2014 to 12/31/2014         23.390278          23.999550         16,539.5019
01/01/2015 to 12/31/2015         23.999550          22.445870         17,039.8805
01/01/2016 to 12/31/2016         22.445870          26.592101         16,399.9441
01/01/2017 to 12/31/2017         26.592101          29.779475         15,483.2837
01/01/2018 to 12/31/2018         29.779475          25.902652         14,776.0651
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.119100          10.016166        174,853.9900
01/01/2010 to 12/31/2010         10.016166          11.235003        156,810.7235
01/01/2011 to 12/31/2011         11.235003          11.187497        147,267.6665
01/01/2012 to 12/31/2012         11.187497          12.650241        126,835.5947
01/01/2013 to 12/31/2013         12.650241          16.322270        121,672.7621
01/01/2014 to 12/31/2014         16.322270          18.085723        122,450.0637
01/01/2015 to 12/31/2015         18.085723          17.880559        118,090.7896
01/01/2016 to 12/31/2016         17.880559          19.511752        115,810.5285
01/01/2017 to 12/31/2017         19.511752          23.175944        106,384.8616
01/01/2018 to 12/31/2018         23.175944          21.606195         64,845.4580
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276         24,319.1988
01/01/2014 to 12/31/2014         19.969276          21.630437         28,818.8024
01/01/2015 to 12/31/2015         21.630437          21.114267         28,210.0386
01/01/2016 to 12/31/2016         21.114267          23.601650         28,037.7082
01/01/2017 to 12/31/2017         23.601650          27.189890         25,615.9891
01/01/2018 to 12/31/2018         27.189890          23.907192         22,670.5338
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.570607           8.039157         42,413.6100
01/01/2010 to 12/31/2010          8.039157           8.744321         50,800.2267
01/01/2011 to 12/31/2011          8.744321           8.520387         65,427.9602
01/01/2012 to 12/31/2012          8.520387           9.508166         51,827.6338
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878        111,264.8528
01/01/2014 to 12/31/2014         22.959878          22.426351         92,461.3622
01/01/2015 to 12/31/2015         22.426351          22.054764         67,384.2263
01/01/2016 to 12/31/2016         22.054764          25.581810         58,692.4684
01/01/2017 to 12/31/2017         25.581810          28.946181         50,802.9179
01/01/2018 to 12/31/2018         28.946181          26.374621         43,905.8833
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.103133          12.196978        212,790.8400
01/01/2010 to 12/31/2010         12.196978          14.681252        179,992.5885
01/01/2011 to 12/31/2011         14.681252          13.624996        166,531.5671
01/01/2012 to 12/31/2012         13.624996          14.052564        153,775.5308
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         89,864.8713
01/01/2014 to 12/31/2014          8.303149           8.852627         69,190.9968
01/01/2015 to 12/31/2015          8.852627           9.584759         61,017.4421
01/01/2016 to 12/31/2016          9.584759           9.534112         59,231.8774
01/01/2017 to 12/31/2017          9.534112          12.468386         60,812.6699
01/01/2018 to 12/31/2018         12.468386          12.072987         60,312.8055
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.333058           5.191245        146,756.7600
01/01/2010 to 12/31/2010          5.191245           6.494325        151,987.3416
01/01/2011 to 12/31/2011          6.494325           5.733182         98,648.0421
01/01/2012 to 12/31/2012          5.733182           6.296846         93,981.8198
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024             57.0200
01/01/2010 to 12/31/2010         14.675024          18.550463            628.0137
01/01/2011 to 12/31/2011         18.550463          15.144079          1,166.7361
01/01/2012 to 12/31/2012         15.144079          15.217644          2,172.2407
01/01/2013 to 12/31/2013         15.217644          16.512274          1,500.4656
01/01/2014 to 12/31/2014         16.512274          13.131841          1,510.9151
01/01/2015 to 12/31/2015         13.131841           8.650679          2,045.8007
01/01/2016 to 12/31/2016          8.650679          12.182251          1,493.7591
01/01/2017 to 12/31/2017         12.182251          11.847313          2,607.8348
01/01/2018 to 12/31/2018         11.847313           8.256914          2,714.1254
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         65,263.7938
01/01/2017 to 12/31/2017         26.931875          28.480061         57,581.6121
01/01/2018 to 12/31/2018         28.480061          26.776296         49,733.7181
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.832868          19.875873        187,362.6200
01/01/2010 to 12/31/2010         19.875873          21.997497        162,633.4898
01/01/2011 to 12/31/2011         21.997497          22.513197        145,886.7578
01/01/2012 to 12/31/2012         22.513197          24.909463        122,897.1377
01/01/2013 to 12/31/2013         24.909463          26.351252        103,706.0928
01/01/2014 to 12/31/2014         26.351252          27.063253         90,364.7534
01/01/2015 to 12/31/2015         27.063253          25.937525         76,782.6869
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868         22,792.6837
01/01/2017 to 12/31/2017         27.505868          29.101282         19,573.7099
01/01/2018 to 12/31/2018         29.101282          27.391269         36,381.5805
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.680923          12.216698            27,487.8123
01/01/2011 to 12/31/2011      12.216698          12.383266            35,064.1362
01/01/2012 to 12/31/2012      12.383266          13.520302            38,700.1665
01/01/2013 to 12/31/2013      13.520302          13.432837            35,936.1431
01/01/2014 to 12/31/2014      13.432837          13.744940            36,202.9927
01/01/2015 to 12/31/2015      13.744940          13.269775            34,737.3975
01/01/2016 to 04/29/2016      13.269775          13.569805                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.843345          15.135540            29,329.8400
01/01/2010 to 12/31/2010      15.135540          15.642904            27,051.4939
01/01/2011 to 12/31/2011      15.642904          16.133378            27,871.0194
01/01/2012 to 12/31/2012      16.133378          16.285965            62,274.8390
01/01/2013 to 12/31/2013      16.285965          15.811050            27,303.2888
01/01/2014 to 12/31/2014      15.811050          15.885240            24,805.0724
01/01/2015 to 12/31/2015      15.885240          15.610682            22,958.5140
01/01/2016 to 12/31/2016      15.610682          15.450115            32,896.1053
01/01/2017 to 12/31/2017      15.450115          15.391157            30,019.4919
01/01/2018 to 12/31/2018      15.391157          15.182328            19,617.7358

SERIES L




                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.147405          10.444693          106,892.7932
01/01/2013 to 12/31/2013         10.444693          11.367647           30,374.1912
01/01/2014 to 12/31/2014         11.367647          11.949379           30,200.5251
01/01/2015 to 12/31/2015         11.949379          11.768823           30,283.0570
01/01/2016 to 12/31/2016         11.768823          11.938678           29,258.6683
01/01/2017 to 12/31/2017         11.938678          13.283440            4,843.2125
01/01/2018 to 12/31/2018         13.283440          12.099348           32,449.6128
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.977907           8.836743          216,912.7700
01/01/2010 to 12/31/2010          8.836743           9.705506          423,804.4025
01/01/2011 to 12/31/2011          9.705506           9.302038          431,129.1721
01/01/2012 to 12/31/2012          9.302038          10.339948          260,695.5467
01/01/2013 to 12/31/2013         10.339948          12.001527          160,262.6838
01/01/2014 to 12/31/2014         12.001527          12.463023        1,126,244.0495
01/01/2015 to 12/31/2015         12.463023          12.117900          205,751.8586
01/01/2016 to 12/31/2016         12.117900          12.792815          136,763.6136
01/01/2017 to 12/31/2017         12.792815          14.639506          163,186.0803
01/01/2018 to 12/31/2018         14.639506          13.715560          155,910.9227
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.329165           8.307311          189,854.5600
01/01/2010 to 12/31/2010          8.307311           9.231609           69,486.9137
01/01/2011 to 12/31/2011          9.231609           8.612281          125,319.3506
01/01/2012 to 12/31/2012          8.612281           9.794980          106,666.9802
01/01/2013 to 12/31/2013          9.794980          11.999741          101,726.0689
01/01/2014 to 12/31/2014         11.999741          12.500948           96,927.2614
01/01/2015 to 12/31/2015         12.500948          12.148623          111,482.1601
01/01/2016 to 12/31/2016         12.148623          12.961923          117,548.0517
01/01/2017 to 12/31/2017         12.961923          15.402915          112,873.2928
01/01/2018 to 12/31/2018         15.402915          14.210958          179,686.9107
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.731901           7.795551           11,528.9200
01/01/2010 to 12/31/2010          7.795551           9.032619            8,997.8716
01/01/2011 to 12/31/2011          9.032619           8.438265           14,675.7223
01/01/2012 to 12/31/2012          8.438265           9.700646           13,363.1726
01/01/2013 to 12/31/2013          9.700646          12.328480           12,907.9408
01/01/2014 to 12/31/2014         12.328480          13.060226           21,060.1367
01/01/2015 to 12/31/2015         13.060226          13.618986           46,267.2611
01/01/2016 to 12/31/2016         13.618986          14.549476           45,694.4333
01/01/2017 to 12/31/2017         14.549476          18.223472           81,152.2465
01/01/2018 to 12/31/2018         18.223472          17.753597           78,071.4152
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.648408           9.241758          215,740.3500
01/01/2010 to 12/31/2010          9.241758           9.946333          252,366.7128
01/01/2011 to 12/31/2011          9.946333           9.758710          148,406.4054
01/01/2012 to 12/31/2012          9.758710          10.590550          122,870.0553
01/01/2013 to 12/31/2013         10.590550          11.772645          142,225.3815
01/01/2014 to 12/31/2014         11.772645          12.230577          157,972.0390
01/01/2015 to 12/31/2015         12.230577          11.889444          111,237.9746
01/01/2016 to 12/31/2016         11.889444          12.458875           63,808.9429
01/01/2017 to 12/31/2017         12.458875          13.782497           71,254.8632
01/01/2018 to 12/31/2018         13.782497          13.033640           59,989.3327
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.072906          11.423719         33,767.7030
01/01/2013 to 12/31/2013         11.423719          10.806938         33,284.7583
01/01/2014 to 12/31/2014         10.806938          11.005391         25,621.7556
01/01/2015 to 12/31/2015         11.005391           9.744938         27,594.3094
01/01/2016 to 12/31/2016          9.744938          10.397554         27,206.0395
01/01/2017 to 12/31/2017         10.397554          11.180168          4,748.1491
01/01/2018 to 12/31/2018         11.180168          10.251570          1,226.3046
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.904073          10.176874         48,601.4066
01/01/2013 to 12/31/2013         10.176874          10.992694         59,159.7044
01/01/2014 to 12/31/2014         10.992694          11.401052         52,939.3912
01/01/2015 to 12/31/2015         11.401052          11.151963         53,749.1555
01/01/2016 to 12/31/2016         11.151963          11.404147         50,321.4375
01/01/2017 to 12/31/2017         11.404147          12.654080         23,816.5748
01/01/2018 to 12/31/2018         12.654080          11.499554         14,703.3228
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.536403          16.566636         73,667.1900
01/01/2010 to 12/31/2010         16.566636          18.781187         75,819.4537
01/01/2011 to 12/31/2011         18.781187          18.822943         82,334.5474
01/01/2012 to 12/31/2012         18.822943          21.478734         73,538.7017
01/01/2013 to 12/31/2013         21.478734          22.995450         41,131.9512
01/01/2014 to 12/31/2014         22.995450          23.259599         22,387.3208
01/01/2015 to 12/31/2015         23.259599          21.854392         21,012.3829
01/01/2016 to 12/31/2016         21.854392          24.391670         39,212.0462
01/01/2017 to 12/31/2017         24.391670          25.739648         33,576.7357
01/01/2018 to 12/31/2018         25.739648          24.477665         18,262.6577
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.500252           9.742045        332,579.9900
01/01/2010 to 12/31/2010          9.742045          11.113903        277,490.9430
01/01/2011 to 12/31/2011         11.113903          10.254766        257,189.9383
01/01/2012 to 12/31/2012         10.254766          11.721605        334,644.9807
01/01/2013 to 12/31/2013         11.721605          14.864957        354,908.6859
01/01/2014 to 12/31/2014         14.864957          15.296727        369,468.7939
01/01/2015 to 12/31/2015         15.296727          14.677993        356,384.7307
01/01/2016 to 12/31/2016         14.677993          15.663430        339,785.7285
01/01/2017 to 12/31/2017         15.663430          18.856794        324,397.2473
01/01/2018 to 12/31/2018         18.856794          16.604365        217,869.5979
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.930840          10.342882        153,980.3001
01/01/2013 to 12/31/2013         10.342882          11.582518        387,604.8400
01/01/2014 to 12/31/2014         11.582518          12.436122        626,866.5592
01/01/2015 to 12/31/2015         12.436122          11.679888        808,993.1631
01/01/2016 to 12/31/2016         11.679888          12.393911        721,847.2452
01/01/2017 to 12/31/2017         12.393911          14.362164        726,891.8957
01/01/2018 to 12/31/2018         14.362164          13.026717        616,945.1233
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.489798          14.226979         93,019.9300
01/01/2010 to 12/31/2010         14.226979          16.703561         77,773.9728
01/01/2011 to 12/31/2011         16.703561          14.887415         69,123.8656
01/01/2012 to 12/31/2012         14.887415          17.198398         66,880.3815
01/01/2013 to 12/31/2013         17.198398          22.305649         53,976.7504
01/01/2014 to 12/31/2014         22.305649          22.216749         49,869.3641
01/01/2015 to 12/31/2015         22.216749          20.578361         42,515.7570
01/01/2016 to 12/31/2016         20.578361          26.449082         36,555.4135
01/01/2017 to 12/31/2017         26.449082          28.931221         34,120.6359
01/01/2018 to 12/31/2018         28.931221          24.011294         31,530.7829
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.074342          10.049223         38,590.5400
01/01/2010 to 12/31/2010         10.049223          12.168527         19,100.6175
01/01/2011 to 12/31/2011         12.168527           9.687236         18,422.7584
01/01/2012 to 12/31/2012          9.687236          11.277211         17,035.1658
01/01/2013 to 12/31/2013         11.277211          10.492770         17,904.6125
01/01/2014 to 12/31/2014         10.492770           9.604639         18,164.7764
01/01/2015 to 12/31/2015          9.604639           8.105828         16,122.4295
01/01/2016 to 12/31/2016          8.105828           8.850363         18,240.0260
01/01/2017 to 12/31/2017          8.850363          11.122225         18,772.8209
01/01/2018 to 12/31/2018         11.122225           9.345388         16,954.2926
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997124          10.174412          2,830.5267
01/01/2011 to 12/31/2011         10.174412          10.163508          8,141.3776
01/01/2012 to 12/31/2012         10.163508          10.680714          6,754.2015
01/01/2013 to 12/31/2013         10.680714          10.859979         17,712.6693
01/01/2014 to 12/31/2014         10.859979          10.712570         18,010.8046
01/01/2015 to 12/31/2015         10.712570          10.402346         17,423.8042
01/01/2016 to 12/31/2016         10.402346          11.130331         16,770.2877
01/01/2017 to 12/31/2017         11.130331          11.300475         16,113.4423
01/01/2018 to 12/31/2018         11.300475          11.098720          5,784.5439
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987125           9.720837          2,570.9638
01/01/2012 to 12/31/2012          9.720837           9.936368          4,915.7701
01/01/2013 to 12/31/2013          9.936368           9.842815          7,171.6536
01/01/2014 to 12/31/2014          9.842815           9.740220         16,897.0606
01/01/2015 to 12/31/2015          9.740220           9.478429         15,769.1324
01/01/2016 to 12/31/2016          9.478429           9.572288         16,745.6795
01/01/2017 to 12/31/2017          9.572288           9.498729         15,429.9727
01/01/2018 to 12/31/2018          9.498729           9.340862         20,339.3843
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997699          10.846108              0.0000
01/01/2010 to 12/31/2010         10.846108          12.059143              0.0000
01/01/2011 to 12/31/2011         12.059143          11.770014              0.0000
01/01/2012 to 12/31/2012         11.770014          13.170721              0.0000
01/01/2013 to 12/31/2013         13.170721          13.030810              0.0000
01/01/2014 to 12/31/2014         13.030810          12.905530              0.0000
01/01/2015 to 12/31/2015         12.905530          12.111592              0.0000
01/01/2016 to 12/31/2016         12.111592          11.963628              0.0000
01/01/2017 to 12/31/2017         11.963628          11.732061              0.0000
01/01/2018 to 12/31/2018         11.732061          11.602160              0.0000
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.073650          11.971272        25,604.1800
01/01/2010 to 12/31/2010          11.971272          13.610832        23,350.3024
01/01/2011 to 12/31/2011          13.610832          12.583917        20,679.9789
01/01/2012 to 12/31/2012          12.583917          15.523381        19,787.7422
01/01/2013 to 12/31/2013          15.523381          15.739722        19,852.5435
01/01/2014 to 12/31/2014          15.739722          17.457535        18,230.3979
01/01/2015 to 12/31/2015          17.457535          16.855119        15,560.4617
01/01/2016 to 12/31/2016          16.855119          16.649172        15,511.9071
01/01/2017 to 12/31/2017          16.649172          18.056087        14,485.5954
01/01/2018 to 12/31/2018          18.056087          16.150244        11,924.1800
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.473515           5.824444       146,853.0900
01/01/2010 to 12/31/2010           5.824444           7.060179       128,354.6485
01/01/2011 to 12/31/2011           7.060179           7.138276       120,779.9326
01/01/2012 to 12/31/2012           7.138276           8.282721        98,374.6371
01/01/2013 to 12/31/2013           8.282721          11.809305        83,817.3514
01/01/2014 to 12/31/2014          11.809305          13.748680        80,052.7954
01/01/2015 to 12/31/2015          13.748680          12.919478        77,748.8897
01/01/2016 to 12/31/2016          12.919478          12.990098        70,121.0526
01/01/2017 to 12/31/2017          12.990098          15.062651        68,693.6651
01/01/2018 to 12/31/2018          15.062651          13.706894        62,762.4236
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         124.167538         127.101648         1,460.0283
01/01/2011 to 12/31/2011         127.101648         115.074290         2,119.9633
01/01/2012 to 12/31/2012         115.074290         138.039994           722.0146
01/01/2013 to 12/31/2013         138.039994         174.082427           416.5720
01/01/2014 to 04/25/2014         174.082427         180.874023             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.534866           6.126717         7,037.2700
01/01/2010 to 12/31/2010           6.126717           6.439515         6,202.3516
01/01/2011 to 04/29/2011           6.439515           6.831593             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.696835          10.811321             0.0000
01/01/2013 to 12/31/2013          10.811321          10.108168         7,959.3447
01/01/2014 to 12/31/2014          10.108168          10.646086        14,291.4086
01/01/2015 to 12/31/2015          10.646086          10.469679        10,590.8481
01/01/2016 to 12/31/2016          10.469679          10.387162        22,497.3912
01/01/2017 to 12/31/2017          10.387162          10.436348        17,379.6803
01/01/2018 to 12/31/2018          10.436348          10.211655        17,076.4823
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.804075          16.404884       119,850.5100
01/01/2010 to 12/31/2010          16.404884          18.701949        99,657.9725
01/01/2011 to 12/31/2011          18.701949          15.703090        96,412.6100
01/01/2012 to 12/31/2012          15.703090          19.872847        89,163.3919
01/01/2013 to 12/31/2013          19.872847          25.393343        77,480.5968
01/01/2014 to 12/31/2014          25.393343          23.425845        77,364.3418
01/01/2015 to 12/31/2015          23.425845          21.901620        67,022.1494
01/01/2016 to 12/31/2016          21.901620          23.200314        59,869.4106
01/01/2017 to 12/31/2017          23.200314          29.632869        53,919.4019
01/01/2018 to 12/31/2018          29.632869          22.058018        53,338.5239
--------------------------       ----------         ----------       ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010597           1.042959          653,953.9902
01/01/2013 to 12/31/2013          1.042959           1.040292          553,846.9207
01/01/2014 to 12/31/2014          1.040292           1.075523          551,440.7528
01/01/2015 to 12/31/2015          1.075523           1.008883          552,611.0027
01/01/2016 to 12/31/2016          1.008883           1.103671        1,240,991.9191
01/01/2017 to 12/31/2017          1.103671           1.188884          346,930.5881
01/01/2018 to 12/31/2018          1.188884           1.089133          259,566.2457
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.099065           8.798687           14,333.3500
01/01/2010 to 12/31/2010          8.798687           9.895729           17,118.7966
01/01/2011 to 12/31/2011          9.895729           9.546768           14,167.0462
01/01/2012 to 12/31/2012          9.546768          11.070443           13,233.7145
01/01/2013 to 12/31/2013         11.070443          14.676759           13,326.4738
01/01/2014 to 12/31/2014         14.676759          15.710084           15,133.0770
01/01/2015 to 12/31/2015         15.710084          14.465002           14,387.0079
01/01/2016 to 12/31/2016         14.465002          16.614571           12,079.0399
01/01/2017 to 12/31/2017         16.614571          19.202335           11,493.1464
01/01/2018 to 12/31/2018         19.202335          16.515715            9,800.6517
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.207525          12.065436           81,297.6000
01/01/2010 to 12/31/2010         12.065436          14.908394           70,436.2384
01/01/2011 to 12/31/2011         14.908394          14.441342           66,239.6355
01/01/2012 to 12/31/2012         14.441342          16.717534           56,571.7049
01/01/2013 to 12/31/2013         16.717534          22.947245           50,920.3017
01/01/2014 to 12/31/2014         22.947245          24.247949           46,082.9881
01/01/2015 to 12/31/2015         24.247949          23.338029           40,254.1198
01/01/2016 to 12/31/2016         23.338029          25.466235           35,719.3874
01/01/2017 to 12/31/2017         25.466235          31.256101           32,300.0701
01/01/2018 to 12/31/2018         31.256101          27.833902           29,245.3502
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.845555          10.268190           46,900.3065
01/01/2014 to 12/31/2014         10.268190          10.566806           35,164.5600
01/01/2015 to 12/31/2015         10.566806          10.397185           27,365.7938
01/01/2016 to 12/31/2016         10.397185          10.408156           22,910.0369
01/01/2017 to 12/31/2017         10.408156          10.529988           12,307.0745
01/01/2018 to 12/31/2018         10.529988          10.312196            4,779.3469
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.909365           9.781796           28,855.7500
01/01/2010 to 12/31/2010          9.781796          10.162916           64,366.4525
01/01/2011 to 12/31/2011         10.162916          10.528410           52,753.5606
01/01/2012 to 12/31/2012         10.528410          10.815253           49,250.1758
01/01/2013 to 04/26/2013         10.815253          10.786602                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012651           1.044995           89,589.4023
01/01/2013 to 12/31/2013          1.044995           1.135706           90,351.6429
01/01/2014 to 12/31/2014          1.135706           1.189684          110,383.3797
01/01/2015 to 12/31/2015          1.189684           1.175377          107,334.8092
01/01/2016 to 12/31/2016          1.175377           1.184364          173,800.4767
01/01/2017 to 12/31/2017          1.184364           1.353017          163,109.2031
01/01/2018 to 12/31/2018          1.353017           1.229522           82,941.6745
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996755           1.035393              0.0000
01/01/2015 to 12/31/2015          1.035393           1.003902              0.0000
01/01/2016 to 12/31/2016          1.003902           1.002651              0.0000
01/01/2017 to 12/31/2017          1.002651           1.133949              0.0000
01/01/2018 to 04/30/2018          1.133949           1.103311              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.661761          10.564963         42,514.6800
01/01/2010 to 12/31/2010         10.564963          12.622943         53,815.2772
01/01/2011 to 12/31/2011         12.622943          12.177853         46,562.3293
01/01/2012 to 12/31/2012         12.177853          13.942379         46,607.9956
01/01/2013 to 12/31/2013         13.942379          15.991159         42,744.9992
01/01/2014 to 12/31/2014         15.991159          16.201753         43,252.9606
01/01/2015 to 12/31/2015         16.201753          16.059816         30,033.0815
01/01/2016 to 12/31/2016         16.059816          16.477348         20,712.3710
01/01/2017 to 12/31/2017         16.477348          19.842242         19,517.8675
01/01/2018 to 12/31/2018         19.842242          18.380841         20,163.6926
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.760561          11.198655          1,675.5471
01/01/2014 to 12/31/2014         11.198655          11.981493          1,664.2666
01/01/2015 to 12/31/2015         11.981493          11.590309          1,251.7410
01/01/2016 to 12/31/2016         11.590309          11.844462         11,922.4294
01/01/2017 to 12/31/2017         11.844462          13.401921         10,904.9003
01/01/2018 to 12/31/2018         13.401921          12.179015          1,618.1896
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.645634          12.426640        137,147.3300
01/01/2010 to 12/31/2010         12.426640          13.556384         98,292.5015
01/01/2011 to 12/31/2011         13.556384          11.852786         93,787.1391
01/01/2012 to 12/31/2012         11.852786          13.544241         83,667.1577
01/01/2013 to 12/31/2013         13.544241          15.816918         73,209.1227
01/01/2014 to 12/31/2014         15.816918          14.411798         73,973.5829
01/01/2015 to 12/31/2015         14.411798          13.861929         67,934.4379
01/01/2016 to 12/31/2016         13.861929          13.455033         64,015.0957
01/01/2017 to 12/31/2017         13.455033          16.886036         55,538.2992
01/01/2018 to 12/31/2018         16.886036          14.219076         47,757.7205
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999712           1.030595              0.0000
01/01/2015 to 12/31/2015          1.030595           0.953901              0.0000
01/01/2016 to 12/31/2016          0.953901           1.037981              0.0000
01/01/2017 to 12/31/2017          1.037981           1.144525              0.0000
01/01/2018 to 12/31/2018          1.144525           1.035531              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.703126          12.372425        151,544.2400
01/01/2010 to 12/31/2010         12.372425          13.055646        187,744.3993
01/01/2011 to 12/31/2011         13.055646          14.209475        175,910.1780
01/01/2012 to 12/31/2012         14.209475          15.183153        162,483.9502
01/01/2013 to 12/31/2013         15.183153          13.488580        139,653.3192
01/01/2014 to 12/31/2014         13.488580          13.590401        131,548.6124
01/01/2015 to 12/31/2015         13.590401          12.894055        126,316.9368
01/01/2016 to 12/31/2016         12.894055          13.255385        120,716.3799
01/01/2017 to 12/31/2017         13.255385          13.430804        121,973.9727
01/01/2018 to 12/31/2018         13.430804          12.833367        112,440.6643
--------------------------       ---------          ---------        ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.503640          14.451301          265,218.7600
01/01/2010 to 12/31/2010         14.451301          15.307270          247,433.2203
01/01/2011 to 12/31/2011         15.307270          15.465142          237,489.7513
01/01/2012 to 12/31/2012         15.465142          16.545950          253,514.7145
01/01/2013 to 12/31/2013         16.545950          15.891757          226,951.6372
01/01/2014 to 12/31/2014         15.891757          16.213833          270,545.2610
01/01/2015 to 12/31/2015         16.213833          15.877679          187,968.8824
01/01/2016 to 12/31/2016         15.877679          15.953489          182,620.3454
01/01/2017 to 12/31/2017         15.953489          16.325991          155,588.3474
01/01/2018 to 12/31/2018         16.325991          15.948134          173,756.9984
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214143          10.700558                0.0000
01/01/2014 to 12/31/2014         10.700558          11.383616          134,612.5237
01/01/2015 to 12/31/2015         11.383616          11.007543          488,842.2383
01/01/2016 to 12/31/2016         11.007543          11.270951          459,474.3975
01/01/2017 to 12/31/2017         11.270951          12.855445          402,861.4799
01/01/2018 to 04/30/2018         12.855445          12.267120                0.0000
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010629           1.063021           88,527.6771
01/01/2013 to 12/31/2013          1.063021           1.146180           86,974.9524
01/01/2014 to 12/31/2014          1.146180           1.209223          112,312.4934
01/01/2015 to 12/31/2015          1.209223           1.173684        3,494,209.5197
01/01/2016 to 12/31/2016          1.173684           1.214266        3,351,206.2574
01/01/2017 to 12/31/2017          1.214266           1.359098        2,936,235.8190
01/01/2018 to 12/31/2018          1.359098           1.205292        6,350,807.1147
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.378044          10.245674            9,231.5800
01/01/2010 to 12/31/2010         10.245674          11.260787           29,647.1656
01/01/2011 to 12/31/2011         11.260787          11.144271           24,780.7869
01/01/2012 to 12/31/2012         11.144271          12.313150           83,274.9693
01/01/2013 to 12/31/2013         12.313150          13.616481           83,941.5883
01/01/2014 to 12/31/2014         13.616481          14.108439           97,203.0049
01/01/2015 to 12/31/2015         14.108439          13.544002           95,072.0360
01/01/2016 to 12/31/2016         13.544002          14.029684           95,568.9631
01/01/2017 to 12/31/2017         14.029684          15.917935           93,153.2367
01/01/2018 to 12/31/2018         15.917935          14.569152           92,731.2565
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.680966           9.709994           15,517.1000
01/01/2010 to 12/31/2010          9.709994          10.854137           19,146.0663
01/01/2011 to 12/31/2011         10.854137          10.402723           21,480.8626
01/01/2012 to 12/31/2012         10.402723          11.716593           13,044.3772
01/01/2013 to 12/31/2013         11.716593          13.546625           17,200.7559
01/01/2014 to 12/31/2014         13.546625          13.978632           41,838.9562
01/01/2015 to 12/31/2015         13.978632          13.371768           40,999.9549
01/01/2016 to 12/31/2016         13.371768          13.994711           40,119.6261
01/01/2017 to 12/31/2017         13.994711          16.395850           37,210.2443
01/01/2018 to 12/31/2018         16.395850          14.649002           36,136.1448
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.482997          39.976913         53,550.9000
01/01/2010 to 12/31/2010         39.976913          45.808996         47,457.1302
01/01/2011 to 12/31/2011         45.808996          43.059881         47,417.5492
01/01/2012 to 12/31/2012         43.059881          49.740392         42,628.5451
01/01/2013 to 12/31/2013         49.740392          65.158254         35,520.4974
01/01/2014 to 12/31/2014         65.158254          72.277797         32,733.1020
01/01/2015 to 12/31/2015         72.277797          68.237658         30,397.3334
01/01/2016 to 12/31/2016         68.237658          77.473378         27,586.7499
01/01/2017 to 12/31/2017         77.473378          88.726550         24,092.0744
01/01/2018 to 12/31/2018         88.726550          78.915877         20,742.6438
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.498605           7.832724        104,279.6000
01/01/2010 to 12/31/2010          7.832724           9.793410        110,616.1597
01/01/2011 to 12/31/2011          9.793410           9.432268         83,392.5326
01/01/2012 to 12/31/2012          9.432268          10.498908         75,243.0903
01/01/2013 to 12/31/2013         10.498908          14.041441         70,828.6209
01/01/2014 to 12/31/2014         14.041441          15.506117         60,766.5258
01/01/2015 to 12/31/2015         15.506117          16.197183         45,774.2714
01/01/2016 to 12/31/2016         16.197183          16.846440         42,167.6365
01/01/2017 to 12/31/2017         16.846440          20.579427         45,885.4448
01/01/2018 to 12/31/2018         20.579427          19.707798         39,728.6595
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.323705          18.986784            161.0800
01/01/2010 to 12/31/2010         18.986784          23.338782          9,270.1772
01/01/2011 to 12/31/2011         23.338782          22.009482          6,819.9316
01/01/2012 to 12/31/2012         22.009482          24.717024          6,748.2854
01/01/2013 to 12/31/2013         24.717024          31.538473          9,107.7335
01/01/2014 to 12/31/2014         31.538473          33.861202          6,790.4093
01/01/2015 to 12/31/2015         33.861202          30.179388          6,581.7076
01/01/2016 to 12/31/2016         30.179388          34.134057          6,556.3907
01/01/2017 to 12/31/2017         34.134057          36.593900          6,533.2871
01/01/2018 to 12/31/2018         36.593900          32.193452          6,504.9146
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.399653          12.177571         44,302.7000
01/01/2010 to 12/31/2010         12.177571          14.814344         38,597.1258
01/01/2011 to 12/31/2011         14.814344          13.594061         38,023.6515
01/01/2012 to 12/31/2012         13.594061          15.721675         35,608.4006
01/01/2013 to 12/31/2013         15.721675          20.421648         29,331.5016
01/01/2014 to 12/31/2014         20.421648          22.642696         25,933.4449
01/01/2015 to 12/31/2015         22.642696          20.150222         20,593.7743
01/01/2016 to 12/31/2016         20.150222          22.332768         18,841.3070
01/01/2017 to 12/31/2017         22.332768          24.229776         18,258.2146
01/01/2018 to 12/31/2018         24.229776          20.570247         14,524.2551
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.839864           9.655215         12,183.9079
01/01/2014 to 12/31/2014          9.655215           9.138442         10,739.7872
01/01/2015 to 12/31/2015          9.138442           8.754312         10,863.8963
01/01/2016 to 12/31/2016          8.754312           9.005371         10,629.9895
01/01/2017 to 12/31/2017          9.005371          11.895686          9,990.6381
01/01/2018 to 12/31/2018         11.895686           9.644693          9,806.9786
--------------------------       ---------          ---------        ------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.025769           8.411689           30,965.4000
01/01/2010 to 12/31/2010          8.411689           8.804768           28,116.0319
01/01/2011 to 12/31/2011          8.804768           7.390386           13,535.8802
01/01/2012 to 12/31/2012          7.390386           8.498173           12,533.6251
01/01/2013 to 04/26/2013          8.498173           8.794202                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.283985          10.095764          340,962.0100
01/01/2010 to 12/31/2010         10.095764           9.885952          155,797.4179
01/01/2011 to 12/31/2011          9.885952           9.681058          327,627.7338
01/01/2012 to 12/31/2012          9.681058           9.478774          380,680.9551
01/01/2013 to 12/31/2013          9.478774           9.281786          172,191.3221
01/01/2014 to 12/31/2014          9.281786           9.088890          193,850.6275
01/01/2015 to 12/31/2015          9.088890           8.900004          196,804.4736
01/01/2016 to 12/31/2016          8.900004           8.724817          103,054.2029
01/01/2017 to 12/31/2017          8.724817           8.598214           89,064.7289
01/01/2018 to 12/31/2018          8.598214           8.548959          157,558.2174
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.093470          13.289757           23,624.8760
01/01/2015 to 12/31/2015         13.289757          12.937364           47,099.6456
01/01/2016 to 12/31/2016         12.937364          13.242415           68,897.1982
01/01/2017 to 12/31/2017         13.242415          13.866970           48,258.9773
01/01/2018 to 12/31/2018         13.866970          13.222703           46,018.9784
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.857396          10.660247          912,683.2300
01/01/2010 to 12/31/2010         10.660247          11.576883          733,917.3461
01/01/2011 to 12/31/2011         11.576883          11.538096          685,669.2095
01/01/2012 to 12/31/2012         11.538096          12.529797          734,827.1876
01/01/2013 to 12/31/2013         12.529797          13.383435          571,778.1526
01/01/2014 to 04/25/2014         13.383435          13.463813                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.564694          10.574533          886,096.9800
01/01/2010 to 12/31/2010         10.574533          11.638844        1,046,802.1037
01/01/2011 to 12/31/2011         11.638844          11.384171        1,016,718.7684
01/01/2012 to 12/31/2012         11.384171          12.527923          927,213.1046
01/01/2013 to 12/31/2013         12.527923          14.012766          805,977.0362
01/01/2014 to 04/25/2014         14.012766          14.043800                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.661080          13.976986        1,285,099.1120
01/01/2015 to 12/31/2015         13.976986          13.539601        1,164,296.3131
01/01/2016 to 12/31/2016         13.539601          14.065380        1,066,851.5359
01/01/2017 to 12/31/2017         14.065380          15.239768          986,760.9603
01/01/2018 to 12/31/2018         15.239768          14.264617          933,293.5854
--------------------------       ---------          ---------        --------------


                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.174790          10.273192        4,440,593.6500
01/01/2010 to 12/31/2010         10.273192          11.426489        4,146,527.7465
01/01/2011 to 12/31/2011         11.426489          10.998983        3,970,487.7748
01/01/2012 to 12/31/2012         10.998983          12.269552        3,723,504.7880
01/01/2013 to 12/31/2013         12.269552          14.347727        3,385,800.0211
01/01/2014 to 04/25/2014         14.347727          14.336227                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.048680          14.482466        2,236,779.2006
01/01/2015 to 12/31/2015         14.482466          14.001678        2,050,056.2581
01/01/2016 to 12/31/2016         14.001678          14.684906        1,936,501.7941
01/01/2017 to 12/31/2017         14.684906          16.499083        1,818,635.6540
01/01/2018 to 12/31/2018         16.499083          15.164884        1,650,626.8097
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.854688          10.006452        3,160,523.7900
01/01/2010 to 12/31/2010         10.006452          11.316411        3,121,225.4471
01/01/2011 to 12/31/2011         11.316411          10.652454        2,858,598.4811
01/01/2012 to 12/31/2012         10.652454          12.069591        2,450,533.2880
01/01/2013 to 12/31/2013         12.069591          14.881637        2,609,790.6970
01/01/2014 to 04/25/2014         14.881637          14.788836                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.999777           8.811340           40,568.0500
01/01/2010 to 12/31/2010          8.811340           9.495102           41,173.3507
01/01/2011 to 12/31/2011          9.495102           9.134478           39,821.1660
01/01/2012 to 12/31/2012          9.134478          10.385784           58,258.0015
01/01/2013 to 04/26/2013         10.385784          11.156008                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.023297          14.539708        2,461,511.1670
01/01/2015 to 12/31/2015         14.539708          13.996027        2,236,500.3202
01/01/2016 to 12/31/2016         13.996027          14.820894        2,073,215.8051
01/01/2017 to 12/31/2017         14.820894          17.294874        1,895,405.9310
01/01/2018 to 12/31/2018         17.294874          15.559744        1,745,093.2618
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.342512          11.534658          117,887.6600
01/01/2010 to 12/31/2010         11.534658          12.962259          105,142.4203
01/01/2011 to 12/31/2011         12.962259          13.517298           96,790.4524
01/01/2012 to 12/31/2012         13.517298          14.767757           90,134.1171
01/01/2013 to 12/31/2013         14.767757          19.740582           77,854.1986
01/01/2014 to 12/31/2014         19.740582          19.653874           71,242.1157
01/01/2015 to 12/31/2015         19.653874          17.385305           63,609.0265
01/01/2016 to 12/31/2016         17.385305          20.880362           55,612.9348
01/01/2017 to 12/31/2017         20.880362          23.011714           51,224.0915
01/01/2018 to 12/31/2018         23.011714          19.507645           45,064.0634
--------------------------       ---------          ---------        --------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.123868       14.148190               408.4400
01/01/2010 to 12/31/2010         14.148190       16.984068               379.1169
01/01/2011 to 12/31/2011         16.984068       13.928575               166.4115
01/01/2012 to 12/31/2012         13.928575       16.079426               230.0943
01/01/2013 to 12/31/2013         16.079426       20.091470             1,242.1856
01/01/2014 to 12/31/2014         20.091470       18.356787             1,214.8141
01/01/2015 to 12/31/2015         18.356787       19.009792               792.2164
01/01/2016 to 12/31/2016         19.009792       19.699343               917.8381
01/01/2017 to 12/31/2017         19.699343       25.164826             7,654.5592
01/01/2018 to 12/31/2018         25.164826       19.572392             7,626.3668
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         20.879902       21.154106               182.4444
01/01/2017 to 12/31/2017         21.154106       24.612312               260.2136
01/01/2018 to 12/31/2018         24.612312       24.012900             2,335.9997
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.040856       14.693678                 0.0000
01/01/2010 to 12/31/2010         14.693678       16.680770                87.2572
01/01/2011 to 12/31/2011         16.680770       15.538956               229.0082
01/01/2012 to 12/31/2012         15.538956       16.793238               227.7012
01/01/2013 to 12/31/2013         16.793238       21.823912               226.5662
01/01/2014 to 12/31/2014         21.823912       23.706517               225.4288
01/01/2015 to 12/31/2015         23.706517       23.155662                 0.0000
01/01/2016 to 04/29/2016         23.155662       23.246687                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.504174       10.977881           254,836.8600
01/01/2010 to 12/31/2010         10.977881       12.020174           232,809.7108
01/01/2011 to 12/31/2011         12.020174       11.278942           224,705.8926
01/01/2012 to 12/31/2012         11.278942       12.446050           205,571.7633
01/01/2013 to 12/31/2013         12.446050       16.273793           179,195.4158
01/01/2014 to 12/31/2014         16.273793       17.600329           165,776.3318
01/01/2015 to 12/31/2015         17.600329       17.625207           142,527.6589
01/01/2016 to 12/31/2016         17.625207       18.493360           132,782.4262
01/01/2017 to 12/31/2017         18.493360       21.536602           123,611.3287
01/01/2018 to 12/31/2018         21.536602       21.033977           102,340.2718
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.103697       16.733958            20,732.9468
01/01/2014 to 12/31/2014         16.733958       18.168349            20,369.2600
01/01/2015 to 12/31/2015         18.168349       18.254078            16,514.4830
01/01/2016 to 12/31/2016         18.254078       18.796662            15,206.1744
01/01/2017 to 12/31/2017         18.796662       22.997117            13,942.4667
01/01/2018 to 12/31/2018         22.997117       21.187721            10,912.2779
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.711128       11.112285            23,315.8600
01/01/2010 to 12/31/2010         11.112285       13.837323            25,443.1442
01/01/2011 to 12/31/2011         13.837323       12.538715            22,585.7755
01/01/2012 to 12/31/2012         12.538715       13.015788            22,109.7234
01/01/2013 to 04/26/2013         13.015788       14.013409                 0.0000
--------------------------       ---------       ---------           ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.779522          10.631763         95,191.7200
01/01/2010 to 12/31/2010         10.631763          11.588814         86,599.5604
01/01/2011 to 12/31/2011         11.588814          11.373635         77,831.7088
01/01/2012 to 12/31/2012         11.373635          12.868563        209,010.7707
01/01/2013 to 12/31/2013         12.868563          17.229934        192,752.3229
01/01/2014 to 12/31/2014         17.229934          18.347040        173,426.4327
01/01/2015 to 12/31/2015         18.347040          19.859289        146,822.7885
01/01/2016 to 12/31/2016         19.859289          19.421350        142,988.3465
01/01/2017 to 12/31/2017         19.421350          26.053947        121,678.9691
01/01/2018 to 12/31/2018         26.053947          25.538482        104,169.3405
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.682120           6.857736              0.0000
01/01/2010 to 12/31/2010          6.857736           7.748418              0.0000
01/01/2011 to 12/31/2011          7.748418           7.296360              0.0000
01/01/2012 to 12/31/2012          7.296360           8.049322          4,387.2484
01/01/2013 to 04/26/2013          8.049322           8.631100              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.212608           7.335006        264,204.6200
01/01/2010 to 12/31/2010          7.335006           7.857588        241,705.2108
01/01/2011 to 12/31/2011          7.857588           7.588397        224,754.8906
01/01/2012 to 04/27/2012          7.588397           8.517491              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.396372          13.802563              0.0000
01/01/2010 to 12/31/2010         13.802563          14.279492              0.0000
01/01/2011 to 12/31/2011         14.279492          14.983417              0.0000
01/01/2012 to 12/31/2012         14.983417          15.196072          5,120.8287
01/01/2013 to 12/31/2013         15.196072          14.497782          4,312.6152
01/01/2014 to 12/31/2014         14.497782          14.971613          4,295.8738
01/01/2015 to 12/31/2015         14.971613          14.652215          4,278.3173
01/01/2016 to 12/31/2016         14.652215          14.647091         12,806.0677
01/01/2017 to 12/31/2017         14.647091          14.764888         12,772.8168
01/01/2018 to 12/31/2018         14.764888          14.385389         12,556.2680
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.415835          12.923394          1,069.6900
01/01/2010 to 12/31/2010         12.923394          15.935012         12,672.8596
01/01/2011 to 12/31/2011         15.935012          15.255038         13,147.0508
01/01/2012 to 12/31/2012         15.255038          17.515438         13,438.3704
01/01/2013 to 12/31/2013         17.515438          22.769244         15,169.5443
01/01/2014 to 12/31/2014         22.769244          24.350044         13,999.4388
01/01/2015 to 12/31/2015         24.350044          23.205569         12,116.3189
01/01/2016 to 12/31/2016         23.205569          27.286896         12,568.4775
01/01/2017 to 12/31/2017         27.286896          30.890844         12,525.6776
01/01/2018 to 12/31/2018         30.890844          26.747413         12,442.2305
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.574603          10.998763              0.0000
01/01/2010 to 12/31/2010         10.998763          11.606596              0.0000
01/01/2011 to 12/31/2011         11.606596           9.927666              0.0000
01/01/2012 to 12/31/2012          9.927666          11.464150            775.1357
01/01/2013 to 12/31/2013         11.464150          13.632491          3,573.4709
01/01/2014 to 12/31/2014         13.632491          12.504062          3,380.7687
01/01/2015 to 12/31/2015         12.504062          12.083667          1,577.2182
01/01/2016 to 12/31/2016         12.083667          11.947170          2,599.8733
01/01/2017 to 12/31/2017         11.947170          14.571230          2,584.0082
01/01/2018 to 12/31/2018         14.571230          12.251725          2,568.7795
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.629069          13.022497          1,040.6800
01/01/2010 to 12/31/2010         13.022497          16.137255          2,368.1083
01/01/2011 to 12/31/2011         16.137255          15.118613          2,368.1083
01/01/2012 to 12/31/2012         15.118613          17.163244          2,535.2597
01/01/2013 to 12/31/2013         17.163244          23.213668          6,214.3140
01/01/2014 to 12/31/2014         23.213668          23.806429          2,572.0615
01/01/2015 to 12/31/2015         23.806429          22.254116          2,629.3743
01/01/2016 to 12/31/2016         22.254116          26.351751          3,027.2095
01/01/2017 to 12/31/2017         26.351751          29.495609          3,140.4628
01/01/2018 to 12/31/2018         29.495609          25.642831          3,136.4672
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.089776           9.975001         93,047.1700
01/01/2010 to 12/31/2010          9.975001          11.183241        100,410.4732
01/01/2011 to 12/31/2011         11.183241          11.130398         83,506.4993
01/01/2012 to 12/31/2012         11.130398          12.579353        132,318.6476
01/01/2013 to 12/31/2013         12.579353          16.222697        128,578.1030
01/01/2014 to 12/31/2014         16.222697          17.966407         76,653.1419
01/01/2015 to 12/31/2015         17.966407          17.753715        114,614.9722
01/01/2016 to 12/31/2016         17.753715          19.363654        111,966.3118
01/01/2017 to 12/31/2017         19.363654          22.988576        105,066.4408
01/01/2018 to 12/31/2018         22.988576          21.420738         93,700.2600
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.039075          19.815485          6,345.4525
01/01/2014 to 12/31/2014         19.815485          21.453123          6,819.3191
01/01/2015 to 12/31/2015         21.453123          20.930714         23,276.7536
01/01/2016 to 12/31/2016         20.930714          23.384780         26,384.6759
01/01/2017 to 12/31/2017         23.384780          26.926626         24,527.1417
01/01/2018 to 12/31/2018         26.926626          23.663801         22,839.6422
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.568341           8.032366          4,018.4400
01/01/2010 to 12/31/2010          8.032366           8.732570          4,024.6645
01/01/2011 to 12/31/2011          8.732570           8.504691          3,662.3558
01/01/2012 to 12/31/2012          8.504691           9.485882          5,602.5406
01/01/2013 to 04/26/2013          9.485882          10.367847              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.222702          18.920370         27,916.2131
01/01/2014 to 12/31/2014         18.920370          18.471468         26,957.8440
01/01/2015 to 12/31/2015         18.471468          18.156328         23,637.7388
01/01/2016 to 12/31/2016         18.156328          21.049403         21,491.2404
01/01/2017 to 12/31/2017         21.049403          23.805827         18,320.5017
01/01/2018 to 12/31/2018         23.805827          21.680020         16,621.1760
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.070258          12.146855         48,441.7300
01/01/2010 to 12/31/2010         12.146855          14.613618         38,826.3385
01/01/2011 to 12/31/2011         14.613618          13.555459         38,124.5520
01/01/2012 to 12/31/2012         13.555459          13.973816         35,461.9172
01/01/2013 to 04/26/2013         13.973816          15.117788              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.569461           8.256108         37,989.9055
01/01/2014 to 12/31/2014          8.256108           8.798072         38,846.3470
01/01/2015 to 12/31/2015          8.798072           9.520930        253,527.3970
01/01/2016 to 12/31/2016          9.520930           9.465887        254,845.7957
01/01/2017 to 12/31/2017          9.465887          12.372998        240,439.5737
01/01/2018 to 12/31/2018         12.372998          11.974598        239,783.1343
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.322473           5.172172         40,948.8800
01/01/2010 to 12/31/2010          5.172172           6.467236         37,001.6162
01/01/2011 to 12/31/2011          6.467236           5.706418         46,865.7612
01/01/2012 to 12/31/2012          5.706418           6.264302         28,091.3778
01/01/2013 to 04/26/2013          6.264302           6.536152              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.586024          14.666436              0.0000
01/01/2010 to 12/31/2010         14.666436          18.530350              0.0000
01/01/2011 to 12/31/2011         18.530350          15.120103              0.0000
01/01/2012 to 12/31/2012         15.120103          15.185912              0.0000
01/01/2013 to 12/31/2013         15.185912          16.469604              0.0000
01/01/2014 to 12/31/2014         16.469604          13.091344              0.0000
01/01/2015 to 12/31/2015         13.091344           8.619677              0.0000
01/01/2016 to 12/31/2016          8.619677          12.132527              0.0000
01/01/2017 to 12/31/2017         12.132527          11.793076              0.0000
01/01/2018 to 12/31/2018         11.793076           8.214974              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         25.798550          26.634862         78,110.0242
01/01/2017 to 12/31/2017         26.634862          28.151936         68,018.1768
01/01/2018 to 12/31/2018         28.151936          26.454493         47,919.9535
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.785626          19.802675         81,702.8400
01/01/2010 to 12/31/2010         19.802675          21.905534         96,910.8035
01/01/2011 to 12/31/2011         21.905534          22.407901         89,473.5655
01/01/2012 to 12/31/2012         22.407901          24.780501         81,986.0422
01/01/2013 to 12/31/2013         24.780501          26.201722        105,569.5425
01/01/2014 to 12/31/2014         26.201722          26.896231         75,623.8355
01/01/2015 to 12/31/2015         26.896231          25.764560         64,026.3370
01/01/2016 to 04/29/2016         25.764560          26.486615              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.325331          27.202526          4,746.7768
01/01/2017 to 12/31/2017         27.202526          28.766001          4,721.7901
01/01/2018 to 12/31/2018         28.766001          27.062077          3,540.1693
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.670339          12.201584             9,401.8774
01/01/2011 to 12/31/2011      12.201584          12.361780            17,412.9778
01/01/2012 to 12/31/2012      12.361780          13.490062            11,551.6934
01/01/2013 to 12/31/2013      13.490062          13.396091            33,251.4114
01/01/2014 to 12/31/2014      13.396091          13.700488            32,312.1209
01/01/2015 to 12/31/2015      13.700488          13.220247             9,752.5785
01/01/2016 to 04/29/2016      13.220247          13.516935                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.738491          15.021110            11,492.5200
01/01/2010 to 12/31/2010      15.021110          15.516877            15,984.5408
01/01/2011 to 12/31/2011      15.516877          15.995424            13,517.5582
01/01/2012 to 12/31/2012      15.995424          16.138590             8,932.2940
01/01/2013 to 12/31/2013      16.138590          15.660139             7,043.1760
01/01/2014 to 12/31/2014      15.660139          15.725756             6,808.9181
01/01/2015 to 12/31/2015      15.725756          15.446228             6,535.7068
01/01/2016 to 12/31/2016      15.446228          15.279709             6,256.1783
01/01/2017 to 12/31/2017      15.279709          15.213812             5,321.2230
01/01/2018 to 12/31/2018      15.213812          14.999846             4,438.8013

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


SERIES L-4 YEAR





                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446         9,078,247.1325
01/01/2013 to 12/31/2013         10.497446          11.459381        10,083,633.5335
01/01/2014 to 12/31/2014         11.459381          12.081996         9,861,641.3966
01/01/2015 to 12/31/2015         12.081996          11.935192         6,394,510.3938
01/01/2016 to 12/31/2016         11.935192          12.143818         3,951,606.9592
01/01/2017 to 12/31/2017         12.143818          13.552152         3,136,033.0451
01/01/2018 to 12/31/2018         13.552152          12.381420         2,486,030.1870
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.992356           8.881638         9,719,558.9000
01/01/2010 to 12/31/2010          8.881638           9.784098        13,797,528.8197
01/01/2011 to 12/31/2011          9.784098           9.405479        15,710,713.9630
01/01/2012 to 12/31/2012          9.405479          10.486500        14,884,615.4380
01/01/2013 to 12/31/2013         10.486500          12.208182        14,007,204.7864
01/01/2014 to 12/31/2014         12.208182          12.715716        12,825,880.0743
01/01/2015 to 12/31/2015         12.715716          12.400753        11,669,499.6215
01/01/2016 to 12/31/2016         12.400753          13.130747        10,844,736.1998
01/01/2017 to 12/31/2017         13.130747          15.071216        10,328,564.7362
01/01/2018 to 12/31/2018         15.071216          14.162702         9,714,229.5060
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.342282           8.349533        11,158,625.7600
01/01/2010 to 12/31/2010          8.349533           9.306378        11,942,222.2899
01/01/2011 to 12/31/2011          9.306378           8.708073        12,000,701.9885
01/01/2012 to 12/31/2012          8.708073           9.933828        10,741,447.8788
01/01/2013 to 12/31/2013          9.933828          12.206386        10,152,046.5943
01/01/2014 to 12/31/2014         12.206386          12.754435         9,211,174.1543
01/01/2015 to 12/31/2015         12.754435          12.432218         8,712,467.0005
01/01/2016 to 12/31/2016         12.432218          13.304348         8,173,178.8786
01/01/2017 to 12/31/2017         13.304348          15.857161         7,777,585.6581
01/01/2018 to 12/31/2018         15.857161          14.674276         7,282,249.2739
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.743791           7.835191         1,778,142.0000
01/01/2010 to 12/31/2010          7.835191           9.105799         2,614,727.0384
01/01/2011 to 12/31/2011          9.105799           8.532140         2,882,108.6680
01/01/2012 to 12/31/2012          8.532140           9.838177         2,619,107.0243
01/01/2013 to 12/31/2013          9.838177          12.540809         2,230,623.5093
01/01/2014 to 12/31/2014         12.540809          13.325075         1,971,175.7696
01/01/2015 to 12/31/2015         13.325075          13.936918         1,684,737.7314
01/01/2016 to 12/31/2016         13.936918          14.933854         1,515,831.0900
01/01/2017 to 12/31/2017         14.933854          18.760905         1,305,962.8183
01/01/2018 to 12/31/2018         18.760905          18.332413         1,174,710.0957
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.664231           9.288692         6,099,987.9000
01/01/2010 to 12/31/2010          9.288692          10.026861         8,569,012.4567
01/01/2011 to 12/31/2011         10.026861           9.867207         9,334,878.5744
01/01/2012 to 12/31/2012          9.867207          10.740633         8,914,418.5085
01/01/2013 to 12/31/2013         10.740633          11.975342         8,043,908.9825
01/01/2014 to 12/31/2014         11.975342          12.478537         7,177,505.9795
01/01/2015 to 12/31/2015         12.478537          12.166943         6,417,184.9105
01/01/2016 to 12/31/2016         12.166943          12.787964         5,852,312.5047
01/01/2017 to 12/31/2017         12.787964          14.188915         5,312,253.0343
01/01/2018 to 12/31/2018         14.188915          13.458526         4,698,656.7675
--------------------------       ---------          ---------         --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334        10,870,526.4062
01/01/2013 to 12/31/2013         11.482334          10.895034         9,884,369.0948
01/01/2014 to 12/31/2014         10.895034          11.128446         9,206,889.8718
01/01/2015 to 12/31/2015         11.128446           9.883533         5,647,324.7819
01/01/2016 to 12/31/2016          9.883533          10.577105         3,219,923.2758
01/01/2017 to 12/31/2017         10.577105          11.407300         2,671,493.1500
01/01/2018 to 12/31/2018         11.407300          10.491455         2,136,398.9321
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279        17,775,657.0673
01/01/2013 to 12/31/2013         10.228279          11.081407        18,698,889.3335
01/01/2014 to 12/31/2014         11.081407          11.527592        17,998,318.0804
01/01/2015 to 12/31/2015         11.527592          11.309628        12,271,317.8454
01/01/2016 to 12/31/2016         11.309628          11.600120         8,304,008.6138
01/01/2017 to 12/31/2017         11.600120          12.910083         6,487,238.4629
01/01/2018 to 12/31/2018         12.910083          11.767660         4,854,918.8902
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.971652          17.243250           251,286.3600
01/01/2010 to 12/31/2010         17.243250          19.606939           378,592.1516
01/01/2011 to 12/31/2011         19.606939          19.709415           406,386.9793
01/01/2012 to 12/31/2012         19.709415          22.558187           426,859.2401
01/01/2013 to 12/31/2013         22.558187          24.223673           374,993.3752
01/01/2014 to 12/31/2014         24.223673          24.575543           329,680.0233
01/01/2015 to 12/31/2015         24.575543          23.160238           295,647.1222
01/01/2016 to 12/31/2016         23.160238          25.926754           256,772.4036
01/01/2017 to 12/31/2017         25.926754          27.441522           265,558.7107
01/01/2018 to 12/31/2018         27.441522          26.174945           251,890.9537
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.594535           9.894153         2,894,600.2300
01/01/2010 to 12/31/2010          9.894153          11.321306         2,991,457.9543
01/01/2011 to 12/31/2011         11.321306          10.477473         3,032,364.7493
01/01/2012 to 12/31/2012         10.477473          12.012329         2,665,775.6940
01/01/2013 to 12/31/2013         12.012329          15.279383         2,745,364.2521
01/01/2014 to 12/31/2014         15.279383          15.770441         2,888,395.1883
01/01/2015 to 12/31/2015         15.770441          15.178031         2,697,069.1590
01/01/2016 to 12/31/2016         15.178031          16.245697         2,354,200.3948
01/01/2017 to 12/31/2017         16.245697          19.616323         2,125,347.5131
01/01/2018 to 12/31/2018         19.616323          17.325399         1,876,296.3029
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    ----------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119       14,385,910.7180
01/01/2013 to 12/31/2013         10.395119          11.675982       17,275,942.6811
01/01/2014 to 12/31/2014         11.675982          12.574137       17,498,226.6021
01/01/2015 to 12/31/2015         12.574137          11.845004       12,064,825.7799
01/01/2016 to 12/31/2016         11.845004          12.606873        7,880,852.5760
01/01/2017 to 12/31/2017         12.606873          14.652688        6,843,825.3508
01/01/2018 to 12/31/2018         14.652688          13.330401        6,256,327.4196
--------------------------       ---------          ---------       ---------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.722197          14.558366        1,132,699.5000
01/01/2010 to 12/31/2010         14.558366          17.143934        1,147,117.3916
01/01/2011 to 12/31/2011         17.143934          15.325747        1,070,529.9868
01/01/2012 to 12/31/2012         15.325747          17.758225          879,554.4363
01/01/2013 to 12/31/2013         17.758225          23.100870          739,136.7906
01/01/2014 to 12/31/2014         23.100870          23.077950          648,035.4406
01/01/2015 to 12/31/2015         23.077950          21.440311          556,011.7446
01/01/2016 to 12/31/2016         21.440311          27.639680          486,463.8059
01/01/2017 to 12/31/2017         27.639680          30.324109          405,696.1313
01/01/2018 to 12/31/2018         30.324109          25.243424          366,492.0507
--------------------------       ---------          ---------       ---------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.123445          10.160875          951,338.5800
01/01/2010 to 12/31/2010         10.160875          12.340627        1,179,937.9708
01/01/2011 to 12/31/2011         12.340627           9.853738        1,332,328.9305
01/01/2012 to 12/31/2012          9.853738          11.505677        1,368,638.9622
01/01/2013 to 12/31/2013         11.505677          10.737520        1,357,994.8239
01/01/2014 to 12/31/2014         10.737520           9.858227        1,360,328.7306
01/01/2015 to 12/31/2015          9.858227           8.344877        1,303,607.8354
01/01/2016 to 12/31/2016          8.344877           9.138735        1,085,607.3918
01/01/2017 to 12/31/2017          9.138735          11.518991          976,213.1397
01/01/2018 to 12/31/2018         11.518991           9.708047        1,008,132.1985
--------------------------       ---------          ---------       ---------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084           68,221.7079
01/01/2011 to 12/31/2011         10.195084          10.214674          123,526.8414
01/01/2012 to 12/31/2012         10.214674          10.766904          149,318.0948
01/01/2013 to 12/31/2013         10.766904          10.980504          401,987.8187
01/01/2014 to 12/31/2014         10.980504          10.864003          328,448.4471
01/01/2015 to 12/31/2015         10.864003          10.581094          235,690.5229
01/01/2016 to 12/31/2016         10.581094          11.355595          212,595.9682
01/01/2017 to 12/31/2017         11.355595          11.563724          255,090.7277
01/01/2018 to 12/31/2018         11.563724          11.391580          268,773.7414
--------------------------       ---------          ---------       ---------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597          394,634.4093
01/01/2012 to 12/31/2012          9.740597           9.986641          545,067.5430
01/01/2013 to 12/31/2013          9.986641           9.922338        1,025,298.1450
01/01/2014 to 12/31/2014          9.922338           9.848415          945,687.4491
01/01/2015 to 12/31/2015          9.848415           9.612514          739,840.8906
01/01/2016 to 12/31/2016          9.612514           9.736865          692,443.0416
01/01/2017 to 12/31/2017          9.736865           9.690991          679,500.3336
01/01/2018 to 12/31/2018          9.690991           9.558720          641,885.4583
--------------------------       ---------          ---------       ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           9.998027          10.867960          34,758.0500
01/01/2010 to 12/31/2010          10.867960          12.119715         112,544.1346
01/01/2011 to 12/31/2011          12.119715          11.864590         196,529.1185
01/01/2012 to 12/31/2012          11.864590          13.316647         194,063.5101
01/01/2013 to 12/31/2013          13.316647          13.214774         176,918.5709
01/01/2014 to 12/31/2014          13.214774          13.127056         166,599.6619
01/01/2015 to 12/31/2015          13.127056          12.356527         135,488.8212
01/01/2016 to 12/31/2016          12.356527          12.242243         113,627.7054
01/01/2017 to 12/31/2017          12.242243          12.041259         109,206.1776
01/01/2018 to 12/31/2018          12.041259          11.943925          99,898.0428
--------------------------        ---------          ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.201824          12.176868         398,715.4800
01/01/2010 to 12/31/2010          12.176868          13.886119         427,997.8485
01/01/2011 to 12/31/2011          13.886119          12.876948         472,453.4382
01/01/2012 to 12/31/2012          12.876948          15.932812         468,307.2973
01/01/2013 to 12/31/2013          15.932812          16.203410         462,283.7035
01/01/2014 to 12/31/2014          16.203410          18.025806         409,027.9732
01/01/2015 to 12/31/2015          18.025806          17.456087         362,998.3971
01/01/2016 to 12/31/2016          17.456087          17.294568         300,949.0320
01/01/2017 to 12/31/2017          17.294568          18.812199         296,708.9934
01/01/2018 to 12/31/2018          18.812199          16.877417         270,817.9406
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.576046           5.975843       1,012,880.4100
01/01/2010 to 12/31/2010           5.975843           7.265437         930,427.9178
01/01/2011 to 12/31/2011           7.265437           7.367833       1,396,810.4693
01/01/2012 to 12/31/2012           7.367833           8.574900       1,428,147.7384
01/01/2013 to 12/31/2013           8.574900          12.262580       1,586,516.1999
01/01/2014 to 12/31/2014          12.262580          14.319275       1,785,894.2371
01/01/2015 to 12/31/2015          14.319275          13.496115       1,585,722.6119
01/01/2016 to 12/31/2016          13.496115          13.610663       1,369,072.2115
01/01/2017 to 12/31/2017          13.610663          15.829482       1,183,724.8812
01/01/2018 to 12/31/2018          15.829482          14.448255       1,064,037.2284
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           7,096.0322
01/01/2011 to 12/31/2011         138.571745         125.835311          13,736.5381
01/01/2012 to 12/31/2012         125.835311         151.404221          12,980.5082
01/01/2013 to 12/31/2013         151.404221         191.509486          15,833.4546
01/01/2014 to 04/25/2014         191.509486         199.169061               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.578276           6.203956         396,051.9600
01/01/2010 to 12/31/2010           6.203956           6.540272         501,254.0454
01/01/2011 to 04/29/2011           6.540272           6.945274               0.0000
--------------------------       ----------         ----------       --------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.729226          10.865912       2,759,049.3376
01/01/2013 to 12/31/2013          10.865912          10.189740       2,062,186.4805
01/01/2014 to 12/31/2014          10.189740          10.764236       1,993,533.4636
01/01/2015 to 12/31/2015          10.764236          10.617679       1,172,284.2218
01/01/2016 to 12/31/2016          10.617679          10.565643         664,487.2535
01/01/2017 to 12/31/2017          10.565643          10.647479         520,360.4628
01/01/2018 to 12/31/2018          10.647479          10.449715         456,588.7284
--------------------------       ----------         ----------       --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.041112          16.815186         1,330,678.2200
01/01/2010 to 12/31/2010         16.815186          19.227231         1,470,086.0417
01/01/2011 to 12/31/2011         19.227231          16.192619         1,435,012.5225
01/01/2012 to 12/31/2012         16.192619          20.554229         1,281,680.4278
01/01/2013 to 12/31/2013         20.554229          26.342855         1,298,819.1437
01/01/2014 to 12/31/2014         26.342855          24.374836         1,256,111.3861
01/01/2015 to 12/31/2015         24.374836          22.857379         1,083,124.8699
01/01/2016 to 12/31/2016         22.857379          24.285490           991,138.8913
01/01/2017 to 12/31/2017         24.285490          31.111778           889,689.6967
01/01/2018 to 12/31/2018         31.111778          23.228946           882,596.4353
--------------------------       ---------          ---------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        29,337,654.5463
01/01/2013 to 12/31/2013          1.045112           1.045571        30,806,801.4275
01/01/2014 to 12/31/2014          1.045571           1.084229        29,720,611.7587
01/01/2015 to 12/31/2015          1.084229           1.020107        28,153,588.1920
01/01/2016 to 12/31/2016          1.020107           1.119301        22,115,319.3584
01/01/2017 to 12/31/2017          1.119301           1.209332        16,022,881.0802
01/01/2018 to 12/31/2018          1.209332           1.111214        12,662,709.4029
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.177860           8.923076           447,005.0500
01/01/2010 to 12/31/2010          8.923076          10.065751           501,516.5527
01/01/2011 to 12/31/2011         10.065751           9.739920           550,460.4026
01/01/2012 to 12/31/2012          9.739920          11.328525           591,104.8303
01/01/2013 to 12/31/2013         11.328525          15.064004           620,690.3331
01/01/2014 to 12/31/2014         15.064004          16.173046           548,742.1794
01/01/2015 to 12/31/2015         16.173046          14.936038           468,950.5224
01/01/2016 to 12/31/2016         14.936038          17.207145           434,858.9823
01/01/2017 to 12/31/2017         17.207145          19.946752           352,813.4271
01/01/2018 to 12/31/2018         19.946752          17.207852           311,256.8747
--------------------------       ---------          ---------        ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.409582          12.367259           669,949.7000
01/01/2010 to 12/31/2010         12.367259          15.327193           647,289.9905
01/01/2011 to 12/31/2011         15.327193          14.891553           636,834.5611
01/01/2012 to 12/31/2012         14.891553          17.290758           538,658.3986
01/01/2013 to 12/31/2013         17.290758          23.805318           507,743.9916
01/01/2014 to 12/31/2014         23.805318          25.230252           452,139.7583
01/01/2015 to 12/31/2015         25.230252          24.356456           422,728.6900
01/01/2016 to 12/31/2016         24.356456          26.657372           356,555.8680
01/01/2017 to 12/31/2017         26.657372          32.816005           304,957.9487
01/01/2018 to 12/31/2018         32.816005          29.311396           266,300.6072
--------------------------       ---------          ---------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         1,563,268.4273
01/01/2014 to 12/31/2014         10.444963          10.781011         1,495,228.0827
01/01/2015 to 12/31/2015         10.781011          10.639824         1,331,862.1190
01/01/2016 to 12/31/2016         10.639824          10.683050         1,228,488.7619
01/01/2017 to 12/31/2017         10.683050          10.840479         1,176,198.8215
01/01/2018 to 12/31/2018         10.840479          10.648338         1,066,982.0120
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.927771           9.831441           980,053.0800
01/01/2010 to 12/31/2010          9.831441          10.245177         1,373,461.8914
01/01/2011 to 12/31/2011         10.245177          10.645421         1,666,203.8036
01/01/2012 to 12/31/2012         10.645421          10.968482         1,668,901.2178
01/01/2013 to 04/26/2013         10.968482          10.939784                 0.0000
--------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         7,655,870.9709
01/01/2013 to 12/31/2013          1.047153           1.141470        21,322,662.5595
01/01/2014 to 12/31/2014          1.141470           1.199313        25,610,851.1828
01/01/2015 to 12/31/2015          1.199313           1.188452        23,650,838.0888
01/01/2016 to 12/31/2016          1.188452           1.201136        15,333,414.7013
01/01/2017 to 12/31/2017          1.201136           1.376287        11,725,443.1987
01/01/2018 to 12/31/2018          1.376287           1.254448         9,778,741.5090
--------------------------       ---------          ---------        ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996796           1.037539           506,241.5357
01/01/2015 to 12/31/2015          1.037539           1.009006         1,420,751.0522
01/01/2016 to 12/31/2016          1.009006           1.010776         1,637,770.0509
01/01/2017 to 12/31/2017          1.010776           1.146561         1,810,413.7289
01/01/2018 to 04/30/2018          1.146561           1.116675                 0.0000
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.723640          10.682263           724,468.8400
01/01/2010 to 12/31/2010         10.682263          12.801388           779,205.1237
01/01/2011 to 12/31/2011         12.801388          12.387038           923,958.6202
01/01/2012 to 12/31/2012         12.387038          14.224693           872,300.7182
01/01/2013 to 12/31/2013         14.224693          16.363954           717,871.4781
01/01/2014 to 12/31/2014         16.363954          16.629275           633,475.4444
01/01/2015 to 12/31/2015         16.629275          16.533129           515,573.6018
01/01/2016 to 12/31/2016         16.533129          17.013925           445,035.9819
01/01/2017 to 12/31/2017         17.013925          20.549735           403,719.6165
01/01/2018 to 12/31/2018         20.549735          19.093768           367,881.8171
--------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774         6,062,820.8958
01/01/2014 to 12/31/2014          1.123774           1.205943         8,921,469.1913
01/01/2015 to 12/31/2015          1.205943           1.170076        10,942,793.8055
01/01/2016 to 12/31/2016          1.170076           1.199325         7,604,754.1528
01/01/2017 to 12/31/2017          1.199325           1.361091         6,716,052.5710
01/01/2018 to 12/31/2018          1.361091           1.240632         5,339,553.8572
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.866638          12.749564         1,210,959.7000
01/01/2010 to 12/31/2010         12.749564          13.950399         1,190,272.6761
01/01/2011 to 12/31/2011         13.950399          12.233902         1,186,549.9265
01/01/2012 to 12/31/2012         12.233902          14.021955         1,103,078.0616
01/01/2013 to 12/31/2013         14.021955          16.423965           939,603.8766
01/01/2014 to 12/31/2014         16.423965          15.009906           843,029.4367
01/01/2015 to 12/31/2015         15.009906          14.480613           785,336.8965
01/01/2016 to 12/31/2016         14.480613          14.097791           730,705.0101
01/01/2017 to 12/31/2017         14.097791          17.745661           629,698.8784
01/01/2018 to 12/31/2018         17.745661          14.988123           575,808.9595
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                 0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753           263,862.0911
01/01/2016 to 12/31/2016          0.958753           1.046394         1,360,967.8086
01/01/2017 to 12/31/2017          1.046394           1.157256         1,925,342.4661
01/01/2018 to 12/31/2018          1.157256           1.050215         1,658,601.1075
--------------------------        --------           --------         --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.886879          12.622618         2,351,725.7600
01/01/2010 to 12/31/2010         12.622618          13.359664         3,048,120.2860
01/01/2011 to 12/31/2011         13.359664          14.583906         3,072,252.2853
01/01/2012 to 12/31/2012         14.583906          15.630297         2,963,639.8286
01/01/2013 to 12/31/2013         15.630297          13.927562         2,679,828.3900
01/01/2014 to 12/31/2014         13.927562          14.074860         2,398,347.7829
01/01/2015 to 12/31/2015         14.074860          13.393833         2,122,174.4672
01/01/2016 to 12/31/2016         13.393833          13.810534         1,974,913.7463
01/01/2017 to 12/31/2017         13.810534          14.035225         1,881,215.3250
01/01/2018 to 12/31/2018         14.035225          13.451422         1,750,716.6138
--------------------------       ---------          ---------         --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.790020          14.826672         3,815,734.2800
01/01/2010 to 12/31/2010         14.826672          15.752043         4,955,168.0144
01/01/2011 to 12/31/2011         15.752043          15.962182         5,377,423.5944
01/01/2012 to 12/31/2012         15.962182          17.129299         5,202,560.3805
01/01/2013 to 12/31/2013         17.129299          16.501480         4,806,127.7176
01/01/2014 to 12/31/2014         16.501480          16.886492         4,172,730.2931
01/01/2015 to 12/31/2015         16.886492          16.586082         3,522,289.0243
01/01/2016 to 12/31/2016         16.586082          16.715339         3,226,611.9310
01/01/2017 to 12/31/2017         16.715339          17.156877         3,162,848.2885
01/01/2018 to 12/31/2018         17.156877          16.810424         2,835,674.1362
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087           141,516.0026
01/01/2014 to 12/31/2014         10.723087          11.441855           377,264.6611
01/01/2015 to 12/31/2015         11.441855          11.097109           574,491.8018
01/01/2016 to 12/31/2016         11.097109          11.396794           521,150.0414
01/01/2017 to 12/31/2017         11.396794          13.037902           542,555.9280
01/01/2018 to 04/30/2018         13.037902          12.453412                 0.0000
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216         7,597,440.7349
01/01/2013 to 12/31/2013          1.065216           1.151996        13,352,359.8428
01/01/2014 to 12/31/2014          1.151996           1.219011        15,012,165.0745
01/01/2015 to 12/31/2015          1.219011           1.186739        15,086,503.7269
01/01/2016 to 12/31/2016          1.186739           1.231461         9,549,821.0861
01/01/2017 to 12/31/2017          1.231461           1.382471         7,539,544.9803
01/01/2018 to 12/31/2018          1.382471           1.229726         9,088,894.1752
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.460286          10.377335        1,802,042.9300
01/01/2010 to 12/31/2010         10.377335          11.439728        4,199,478.9099
01/01/2011 to 12/31/2011         11.439728          11.355300        4,942,310.8334
01/01/2012 to 12/31/2012         11.355300          12.584198        5,019,943.2853
01/01/2013 to 12/31/2013         12.584198          13.958021        4,695,865.5544
01/01/2014 to 12/31/2014         13.958021          14.505773        4,377,167.0518
01/01/2015 to 12/31/2015         14.505773          13.967291        3,903,039.6740
01/01/2016 to 12/31/2016         13.967291          14.511610        3,409,209.8509
01/01/2017 to 12/31/2017         14.511610          16.514029        3,002,308.5567
01/01/2018 to 12/31/2018         16.514029          15.160427        2,728,595.8830
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.756380           9.834791        1,442,234.7800
01/01/2010 to 12/31/2010          9.834791          11.026635        2,127,045.9215
01/01/2011 to 12/31/2011         11.026635          10.599738        2,368,205.1021
01/01/2012 to 12/31/2012         10.599738          11.974538        2,047,595.9323
01/01/2013 to 12/31/2013         11.974538          13.886441        1,805,117.0508
01/01/2014 to 12/31/2014         13.886441          14.372340        1,954,848.8804
01/01/2015 to 12/31/2015         14.372340          13.789705        1,814,126.1325
01/01/2016 to 12/31/2016         13.789705          14.475466        1,905,806.9877
01/01/2017 to 12/31/2017         14.475466          17.009871        1,663,436.3938
01/01/2018 to 12/31/2018         17.009871          15.243552        1,373,991.7248
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.274100          41.017005          603,054.3900
01/01/2010 to 12/31/2010         41.017005          47.141906          592,296.9086
01/01/2011 to 12/31/2011         47.141906          44.445719          542,561.4028
01/01/2012 to 12/31/2012         44.445719          51.496265          500,766.1196
01/01/2013 to 12/31/2013         51.496265          67.660933          441,732.6556
01/01/2014 to 12/31/2014         67.660933          75.279415          404,162.2088
01/01/2015 to 12/31/2015         75.279415          71.285096          357,591.7355
01/01/2016 to 12/31/2016         71.285096          81.176371          345,224.5334
01/01/2017 to 12/31/2017         81.176371          93.245806          312,729.4331
01/01/2018 to 12/31/2018         93.245806          83.186164          267,230.7434
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.624666           8.036369        2,038,166.1300
01/01/2010 to 12/31/2010          8.036369          10.078183        2,326,703.9905
01/01/2011 to 12/31/2011         10.078183           9.735655        2,391,830.7037
01/01/2012 to 12/31/2012          9.735655          10.869334        2,279,238.2326
01/01/2013 to 12/31/2013         10.869334          14.580492        2,079,553.8032
01/01/2014 to 12/31/2014         14.580492          16.149772        1,696,812.3332
01/01/2015 to 12/31/2015         16.149772          16.920211        1,400,792.1297
01/01/2016 to 12/31/2016         16.920211          17.651325        1,268,488.6528
01/01/2017 to 12/31/2017         17.651325          21.627224        1,060,704.6603
01/01/2018 to 12/31/2018         21.627224          20.773818          910,936.8130
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.230660          20.170985          173,122.5400
01/01/2010 to 12/31/2010         20.170985          24.868817          200,779.5936
01/01/2011 to 12/31/2011         24.868817          23.522723          206,386.4995
01/01/2012 to 12/31/2012         23.522723          26.496199          200,502.3381
01/01/2013 to 12/31/2013         26.496199          33.910186          184,058.3487
01/01/2014 to 12/31/2014         33.910186          36.516973          167,196.1462
01/01/2015 to 12/31/2015         36.516973          32.644244          143,961.2494
01/01/2016 to 12/31/2016         32.644244          37.032844          137,627.0921
01/01/2017 to 12/31/2017         37.032844          39.820498          108,622.7644
01/01/2018 to 12/31/2018         39.820498          35.137969           80,617.9464
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.532418          12.386674           494,245.3700
01/01/2010 to 12/31/2010         12.386674          15.113932           490,750.7956
01/01/2011 to 12/31/2011         15.113932          13.910583           490,608.2628
01/01/2012 to 12/31/2012         13.910583          16.136315           448,262.4949
01/01/2013 to 12/31/2013         16.136315          21.023179           409,843.4811
01/01/2014 to 12/31/2014         21.023179          23.379678           396,473.9900
01/01/2015 to 12/31/2015         23.379678          20.868641           333,487.1092
01/01/2016 to 12/31/2016         20.868641          23.198484           275,249.7413
01/01/2017 to 12/31/2017         23.198484          25.244402           236,493.1647
01/01/2018 to 12/31/2018         25.244402          21.496438           226,384.8379
--------------------------       ---------          ---------           ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.973971           9.821513         1,640,161.9752
01/01/2014 to 12/31/2014          9.821513           9.323782         1,410,190.2925
01/01/2015 to 12/31/2015          9.323782           8.958711         1,215,567.3900
01/01/2016 to 12/31/2016          8.958711           9.243313         1,115,703.2383
01/01/2017 to 12/31/2017          9.243313          12.246542           941,421.6841
01/01/2018 to 12/31/2018         12.246542           9.959193           962,066.1343
--------------------------       ---------          ---------         --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.038254           8.454436         1,052,417.6300
01/01/2010 to 12/31/2010          8.454436           8.876070         1,784,689.4732
01/01/2011 to 12/31/2011          8.876070           7.472605         2,018,121.7343
01/01/2012 to 12/31/2012          7.472605           8.618659         1,894,305.6832
01/01/2013 to 04/26/2013          8.618659           8.927398                 0.0000
--------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.519609          10.358106         3,509,197.2800
01/01/2010 to 12/31/2010         10.358106          10.173319         2,835,347.4059
01/01/2011 to 12/31/2011         10.173319           9.992322         2,810,528.0328
01/01/2012 to 12/31/2012          9.992322           9.813093         3,400,606.6945
01/01/2013 to 12/31/2013          9.813093           9.638029         2,082,146.1292
01/01/2014 to 12/31/2014          9.638029           9.466089         1,927,060.4633
01/01/2015 to 12/31/2015          9.466089           9.297216         1,570,573.1864
01/01/2016 to 12/31/2016          9.297216           9.141596         1,591,156.1626
01/01/2017 to 12/31/2017          9.141596           9.035939         1,165,776.0762
01/01/2018 to 12/31/2018          9.035939           9.011318         1,114,457.3138
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           122,496.8652
01/01/2015 to 12/31/2015         13.682515          13.359733           252,898.9888
01/01/2016 to 12/31/2016         13.359733          13.715825           271,761.9092
01/01/2017 to 12/31/2017         13.715825          14.405732           232,728.7175
01/01/2018 to 12/31/2018         14.405732          13.777940           341,364.6716
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.968693          10.826616         9,500,812.5900
01/01/2010 to 12/31/2010         10.826616          11.792861        10,718,533.7000
01/01/2011 to 12/31/2011         11.792861          11.788574        11,274,784.0064
01/01/2012 to 12/31/2012         11.788574          12.840462        10,055,557.5705
01/01/2013 to 12/31/2013         12.840462          13.756466         7,828,570.0534
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.672324          10.739578        18,857,923.5300
01/01/2010 to 12/31/2010         10.739578          11.855988        20,843,034.6172
01/01/2011 to 12/31/2011         11.855988          11.631326        20,311,453.4608
01/01/2012 to 12/31/2012         11.631326          12.838561        18,390,140.7266
01/01/2013 to 12/31/2013         12.838561          14.403353        17,147,795.3983
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        21,546,765.3296
01/01/2015 to 12/31/2015         14.390080          13.981661        18,131,541.5366
01/01/2016 to 12/31/2016         13.981661          14.568240        16,177,483.7527
01/01/2017 to 12/31/2017         14.568240          15.831892        14,270,401.8236
01/01/2018 to 12/31/2018         15.831892          14.863638        12,339,474.3820
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.277530          10.433553        33,634,606.3700
01/01/2010 to 12/31/2010         10.433553          11.639689        35,224,850.2923
01/01/2011 to 12/31/2011         11.639689          11.237801        35,361,838.4371
01/01/2012 to 12/31/2012         11.237801          12.573811        32,721,341.2395
01/01/2013 to 12/31/2013         12.573811          14.747678        30,872,122.0232
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        29,665,472.2528
01/01/2015 to 12/31/2015         14.910526          14.458852        26,406,379.2335
01/01/2016 to 12/31/2016         14.458852          15.209943        24,783,894.3413
01/01/2017 to 12/31/2017         15.209943          17.140160        22,976,682.6272
01/01/2018 to 12/31/2018         17.140160          15.801741        20,483,290.6449
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.953419          10.162676        40,988,993.6000
01/01/2010 to 12/31/2010         10.162676          11.527582        38,900,736.9868
01/01/2011 to 12/31/2011         11.527582          10.883780        36,631,324.7247
01/01/2012 to 12/31/2012         10.883780          12.368927        32,469,461.8049
01/01/2013 to 12/31/2013         12.368927          15.296509        33,299,508.3852
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.014269           8.856104         3,668,059.6900
01/01/2010 to 12/31/2010          8.856104           9.571990         4,465,311.3527
01/01/2011 to 12/31/2011          9.571990           9.236064         4,605,901.7716
01/01/2012 to 12/31/2012          9.236064          10.532994         4,154,307.1322
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        32,517,974.3572
01/01/2015 to 12/31/2015         14.969507          14.453064        30,274,055.4074
01/01/2016 to 12/31/2016         14.453064          15.350843        27,657,697.0112
01/01/2017 to 12/31/2017         15.350843          17.966920        24,953,182.0255
01/01/2018 to 12/31/2018         17.966920          16.213236        22,359,538.9270
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.533693       11.834451           1,282,470.4300
01/01/2010 to 12/31/2010         11.834451       13.339080           1,193,942.0329
01/01/2011 to 12/31/2011         13.339080       13.951958           1,093,314.7631
01/01/2012 to 12/31/2012         13.951958       15.288669           1,001,062.3512
01/01/2013 to 12/31/2013         15.288669       20.498259             912,396.0918
01/01/2014 to 12/31/2014         20.498259       20.469564             809,394.5657
01/01/2015 to 12/31/2015         20.469564       18.161276             693,786.5944
01/01/2016 to 12/31/2016         18.161276       21.877849             635,864.8201
01/01/2017 to 12/31/2017         21.877849       24.183224             527,266.6184
01/01/2018 to 12/31/2018         24.183224       20.562748             467,819.5626
--------------------------       ---------       ---------           --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129022       14.197922             159,368.0000
01/01/2010 to 12/31/2010         14.197922       17.094897             171,869.4777
01/01/2011 to 12/31/2011         17.094897       14.061559             289,673.4073
01/01/2012 to 12/31/2012         14.061559       16.281954             216,104.5967
01/01/2013 to 12/31/2013         16.281954       20.405601             197,149.0608
01/01/2014 to 12/31/2014         20.405601       18.699838             194,479.3346
01/01/2015 to 12/31/2015         18.699838       19.423236             165,686.3237
01/01/2016 to 12/31/2016         19.423236       20.188248             148,870.1212
01/01/2017 to 12/31/2017         20.188248       25.866578             118,792.9461
01/01/2018 to 12/31/2018         25.866578       20.179051             112,257.9525
--------------------------       ---------       ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.749126       22.078608              52,995.9889
01/01/2017 to 12/31/2017         22.078608       25.764862              62,423.1342
01/01/2018 to 12/31/2018         25.764862       25.213359              50,362.2891
--------------------------       ---------       ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.604707       15.412194               4,678.4900
01/01/2010 to 12/31/2010         15.412194       17.548973              24,752.4260
01/01/2011 to 12/31/2011         17.548973       16.396759              39,387.0592
01/01/2012 to 12/31/2012         16.396759       17.773798              31,050.1529
01/01/2013 to 12/31/2013         17.773798       23.167563              41,679.1305
01/01/2014 to 12/31/2014         23.167563       25.241683              37,259.8238
01/01/2015 to 12/31/2015         25.241683       24.729244              30,961.7426
01/01/2016 to 04/29/2016         24.729244       24.850964                   0.0000
--------------------------       ---------       ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.699080       11.263222           3,117,520.2300
01/01/2010 to 12/31/2010         11.263222       12.369630           3,171,564.9799
01/01/2011 to 12/31/2011         12.369630       11.641659           3,142,392.6232
01/01/2012 to 12/31/2012         11.641659       12.885091           2,727,544.1721
01/01/2013 to 12/31/2013         12.885091       16.898436           2,358,517.6104
01/01/2014 to 12/31/2014         16.898436       18.330797           1,979,457.2707
01/01/2015 to 12/31/2015         18.330797       18.411859           1,666,170.6126
01/01/2016 to 12/31/2016         18.411859       19.376793           1,456,598.1335
01/01/2017 to 12/31/2017         19.376793       22.632977           1,261,167.4691
01/01/2018 to 12/31/2018         22.632977       22.171576           1,076,222.8172
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942       17.226997             248,518.9929
01/01/2014 to 12/31/2014         17.226997       18.759852             222,385.6844
01/01/2015 to 12/31/2015         18.759852       18.905012             198,430.1810
01/01/2016 to 12/31/2016         18.905012       19.525432             158,951.5872
01/01/2017 to 12/31/2017         19.525432       23.960265             143,467.0903
01/01/2018 to 12/31/2018         23.960265       22.141839             134,139.2268
--------------------------       ---------       ---------           --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.820092          11.303161          309,335.3700
01/01/2010 to 12/31/2010         11.303161          14.117238          324,241.7393
01/01/2011 to 12/31/2011         14.117238          12.830735          320,796.7729
01/01/2012 to 12/31/2012         12.830735          13.359163          306,491.4906
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.936920          10.879438        1,218,218.1100
01/01/2010 to 12/31/2010         10.879438          11.894387        1,303,738.8928
01/01/2011 to 12/31/2011         11.894387          11.708536        1,217,375.6992
01/01/2012 to 12/31/2012         11.708536          13.287480        1,961,504.7512
01/01/2013 to 12/31/2013         13.287480          17.844249        1,746,427.5370
01/01/2014 to 12/31/2014         17.844249          19.058273        1,466,920.8118
01/01/2015 to 12/31/2015         19.058273          20.691121        1,239,502.3948
01/01/2016 to 12/31/2016         20.691121          20.295634        1,046,984.0917
01/01/2017 to 12/31/2017         20.295634          27.308289          880,623.6571
01/01/2018 to 12/31/2018         27.308289          26.848924          750,886.2252
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.702159           6.902598          250,265.6000
01/01/2010 to 12/31/2010          6.902598           7.822517          185,353.4542
01/01/2011 to 12/31/2011          7.822517           7.388228          269,342.3137
01/01/2012 to 12/31/2012          7.388228           8.175281          189,826.5168
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.332099           7.525685        1,927,623.8300
01/01/2010 to 12/31/2010          7.525685           8.086054        1,740,455.6522
01/01/2011 to 12/31/2011          8.086054           7.832451        1,503,853.0120
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.813225          14.272032          134,994.1800
01/01/2010 to 12/31/2010         14.272032          14.809536          234,451.9631
01/01/2011 to 12/31/2011         14.809536          15.586135          283,354.4736
01/01/2012 to 12/31/2012         15.586135          15.855089          337,801.7289
01/01/2013 to 12/31/2013         15.855089          15.171972          348,228.1940
01/01/2014 to 12/31/2014         15.171972          15.714905          399,293.0963
01/01/2015 to 12/31/2015         15.714905          15.425862          376,725.4896
01/01/2016 to 12/31/2016         15.425862          15.466796          461,929.6284
01/01/2017 to 12/31/2017         15.466796          15.637896          442,977.3680
01/01/2018 to 12/31/2018         15.637896          15.281988          401,955.9096
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994           48,361.3100
01/01/2010 to 12/31/2010         13.296994          16.444869           97,875.1016
01/01/2011 to 12/31/2011         16.444869          15.790359          103,303.7932
01/01/2012 to 12/31/2012         15.790359          18.184822          139,040.5154
01/01/2013 to 12/31/2013         18.184822          23.710385          142,190.0915
01/01/2014 to 12/31/2014         23.710385          25.432717          144,165.3458
01/01/2015 to 12/31/2015         25.432717          24.310190          146,300.3773
01/01/2016 to 12/31/2016         24.310190          28.671634          186,557.5280
01/01/2017 to 12/31/2017         28.671634          32.555673          215,705.4229
01/01/2018 to 12/31/2018         32.555673          28.274176          182,912.8290
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048           60,561.6600
01/01/2010 to 12/31/2010         11.373048          12.037580          105,389.7065
01/01/2011 to 12/31/2011         12.037580          10.327221          148,274.8066
01/01/2012 to 12/31/2012         10.327221          11.961547          161,821.1811
01/01/2013 to 12/31/2013         11.961547          14.266681          228,021.1864
01/01/2014 to 12/31/2014         14.266681          13.125095          239,626.4593
01/01/2015 to 12/31/2015         13.125095          12.721950          244,356.0466
01/01/2016 to 12/31/2016         12.721950          12.616036          227,503.6515
01/01/2017 to 12/31/2017         12.616036          15.433067          214,577.8395
01/01/2018 to 12/31/2018         15.433067          13.015614          219,421.8337
--------------------------       ---------          ---------          ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685           39,116.0100
01/01/2010 to 12/31/2010         13.465685          16.736517          114,458.4914
01/01/2011 to 12/31/2011         16.736517          15.727087          122,076.0696
01/01/2012 to 12/31/2012         15.727087          17.907911          188,141.4161
01/01/2013 to 12/31/2013         17.907911          24.293548          231,332.3913
01/01/2014 to 12/31/2014         24.293548          24.988752          202,456.9673
01/01/2015 to 12/31/2015         24.988752          23.429556          190,085.8680
01/01/2016 to 12/31/2016         23.429556          27.826941          196,333.2801
01/01/2017 to 12/31/2017         27.826941          31.240082          212,174.5493
01/01/2018 to 12/31/2018         31.240082          27.241574          186,457.3499
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.267288          10.224509        1,088,761.5900
01/01/2010 to 12/31/2010         10.224509          11.497376        1,133,490.9401
01/01/2011 to 12/31/2011         11.497376          11.477358        1,083,967.2354
01/01/2012 to 12/31/2012         11.477358          13.010646        1,307,982.8142
01/01/2013 to 12/31/2013         13.010646          16.829280        1,316,339.9780
01/01/2014 to 12/31/2014         16.829280          18.694177        1,189,299.7948
01/01/2015 to 12/31/2015         18.694177          18.528377        1,085,985.4824
01/01/2016 to 12/31/2016         18.528377          20.269261        1,058,299.0577
01/01/2017 to 12/31/2017         20.269261          24.135758          998,991.0274
01/01/2018 to 12/31/2018         24.135758          22.557666          882,193.9657
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199          453,547.5207
01/01/2014 to 12/31/2014         20.756199          22.539090          377,528.8696
01/01/2015 to 12/31/2015         22.539090          22.056313          311,156.2010
01/01/2016 to 12/31/2016         22.056313          24.716370          322,417.1687
01/01/2017 to 12/31/2017         24.716370          28.545114          299,508.2241
01/01/2018 to 12/31/2018         28.545114          25.162022          289,384.8243
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          6.581951           8.073191          572,596.4800
01/01/2010 to 12/31/2010          8.073191           8.803303          931,265.7032
01/01/2011 to 12/31/2011          8.803303           8.599289        1,049,171.2942
01/01/2012 to 12/31/2012          8.599289           9.620356          976,494.8778
01/01/2013 to 04/26/2013          9.620356          10.524851                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.760038          19.627813          389,608.0558
01/01/2014 to 12/31/2014         19.627813          19.219718          347,683.3000
01/01/2015 to 12/31/2015         19.219718          18.948577          285,702.4117
01/01/2016 to 12/31/2016         18.948577          22.033870          240,345.8758
01/01/2017 to 12/31/2017         22.033870          24.993849          214,145.1789
01/01/2018 to 12/31/2018         24.993849          22.830776          182,151.4669
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.269262          12.450655          492,061.6400
01/01/2010 to 12/31/2010         12.450655          15.024065          514,603.5711
01/01/2011 to 12/31/2011         15.024065          13.977994          529,430.9875
01/01/2012 to 12/31/2012         13.977994          14.452926          490,998.0234
01/01/2013 to 04/26/2013         14.452926          15.651038                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.807827           8.572970          900,566.6029
01/01/2014 to 12/31/2014          8.572970           9.163183        1,003,900.8494
01/01/2015 to 12/31/2015          9.163183           9.945830          942,959.7107
01/01/2016 to 12/31/2016          9.945830           9.918037          942,415.4188
01/01/2017 to 12/31/2017          9.918037          13.002810          883,611.5747
01/01/2018 to 12/31/2018         13.002810          12.622169          798,347.6935
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          3.398616           5.306594          790,582.3400
01/01/2010 to 12/31/2010          5.306594           6.655218          815,843.6140
01/01/2011 to 12/31/2011          6.655218           5.889901          969,493.0433
01/01/2012 to 12/31/2012          5.889901           6.485249          803,548.2340
01/01/2013 to 04/26/2013          6.485249           6.773144                0.0000
--------------------------       ---------          ---------        --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034           86,059.4500
01/01/2010 to 12/31/2010         14.718034          18.651343          280,111.8297
01/01/2011 to 12/31/2011         18.651343          15.264514          318,658.5921
01/01/2012 to 12/31/2012         15.264514          15.377272          343,233.3481
01/01/2013 to 12/31/2013         15.377272          16.727253          301,021.9371
01/01/2014 to 12/31/2014         16.727253          13.336181          309,662.7370
01/01/2015 to 12/31/2015         13.336181           8.807343          359,201.6946
01/01/2016 to 12/31/2016          8.807343          12.433905          256,906.4163
01/01/2017 to 12/31/2017         12.433905          12.122223          268,273.0630
01/01/2018 to 12/31/2018         12.122223           8.469812          267,335.3087
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518504          28.467122          533,700.7814
01/01/2017 to 12/31/2017         28.467122          30.178683          507,845.9790
01/01/2018 to 12/31/2018         30.178683          28.444724          474,816.7860
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.124411          20.317210        1,057,002.7300
01/01/2010 to 12/31/2010         20.317210          22.542192          967,394.8045
01/01/2011 to 12/31/2011         22.542192          23.128254          917,344.3441
01/01/2012 to 12/31/2012         23.128254          25.654361          824,824.4613
01/01/2013 to 12/31/2013         25.654361          27.207186          734,781.9418
01/01/2014 to 12/31/2014         27.207186          28.012247          664,928.0756
01/01/2015 to 12/31/2015         28.012247          26.914264          575,095.1512
01/01/2016 to 04/29/2016         26.914264          27.695839                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825           99,532.7770
01/01/2017 to 12/31/2017         29.073825          30.836944           90,547.9533
01/01/2018 to 12/31/2018         30.836944          29.098007           81,729.0576
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535            85,460.3839
01/01/2011 to 12/31/2011      12.292535          12.491238           199,511.6945
01/01/2012 to 12/31/2012      12.491238          13.672498           279,186.9459
01/01/2013 to 12/31/2013      13.672498          13.618052           371,377.8814
01/01/2014 to 12/31/2014      13.618052          13.969333           324,713.6164
01/01/2015 to 12/31/2015      13.969333          13.520174           247,848.1052
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.378827          15.720806           322,022.8500
01/01/2010 to 12/31/2010      15.720806          16.288453           422,324.1286
01/01/2011 to 12/31/2011      16.288453          16.841092           544,954.9952
01/01/2012 to 12/31/2012      16.841092          17.043155           449,689.5657
01/01/2013 to 12/31/2013      17.043155          16.587579           408,604.9913
01/01/2014 to 12/31/2014      16.587579          16.707126           382,405.3069
01/01/2015 to 12/31/2015      16.707126          16.459462           367,195.3845
01/01/2016 to 12/31/2016      16.459462          16.330939           299,685.0749
01/01/2017 to 12/31/2017      16.330939          16.309229           240,759.6403
01/01/2018 to 12/31/2018      16.309229          16.128436           219,232.0463

SERIES L-4 YEAR




                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.173017          10.488634          308,209.2878
01/01/2013 to 12/31/2013         10.488634          11.444039          353,857.9697
01/01/2014 to 12/31/2014         11.444039          12.059789          353,388.3342
01/01/2015 to 12/31/2015         12.059789          11.907298          226,743.8312
01/01/2016 to 12/31/2016         11.907298          12.109381          118,802.0695
01/01/2017 to 12/31/2017         12.109381          13.506987          115,179.5002
01/01/2018 to 12/31/2018         13.506987          12.333950           96,897.7209
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.989945           8.874139        1,910,296.5100
01/01/2010 to 12/31/2010          8.874139           9.770954        5,040,356.9498
01/01/2011 to 12/31/2011          9.770954           9.388157        6,281,076.9956
01/01/2012 to 12/31/2012          9.388157          10.461928        6,022,799.7865
01/01/2013 to 12/31/2013         10.461928          12.173490        5,479,454.8590
01/01/2014 to 12/31/2014         12.173490          12.673243        5,022,233.6448
01/01/2015 to 12/31/2015         12.673243          12.353151        4,437,431.4616
01/01/2016 to 12/31/2016         12.353151          13.073805        4,159,084.9733
01/01/2017 to 12/31/2017         13.073805          14.998382        3,803,122.1459
01/01/2018 to 12/31/2018         14.998382          14.087170        3,517,408.2639
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.340094           8.342480        1,991,225.1600
01/01/2010 to 12/31/2010          8.342480           9.293873        2,225,959.5908
01/01/2011 to 12/31/2011          9.293873           8.692032        2,298,565.5669
01/01/2012 to 12/31/2012          8.692032           9.910548        2,198,882.1305
01/01/2013 to 12/31/2013          9.910548          12.171696        2,115,270.3274
01/01/2014 to 12/31/2014         12.171696          12.711828        2,187,761.6033
01/01/2015 to 12/31/2015         12.711828          12.384491        2,052,359.7128
01/01/2016 to 12/31/2016         12.384491          13.246649        1,919,417.5086
01/01/2017 to 12/31/2017         13.246649          15.780524        1,863,570.5957
01/01/2018 to 12/31/2018         15.780524          14.596011        1,540,150.3886
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.741807           7.828570          348,221.7400
01/01/2010 to 12/31/2010          7.828570           9.093560          662,812.1738
01/01/2011 to 12/31/2011          9.093560           8.516420          831,766.1313
01/01/2012 to 12/31/2012          8.516420           9.815118          808,227.7513
01/01/2013 to 12/31/2013          9.815118          12.505165          684,554.2635
01/01/2014 to 12/31/2014         12.505165          13.280559          521,223.5723
01/01/2015 to 12/31/2015         13.280559          13.883413          453,337.8650
01/01/2016 to 12/31/2016         13.883413          14.869085          431,032.6643
01/01/2017 to 12/31/2017         14.869085          18.670234          374,357.9478
01/01/2018 to 12/31/2018         18.670234          18.234639          358,178.1008
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.661591           9.280852        1,468,339.4100
01/01/2010 to 12/31/2010          9.280852          10.013393        2,564,254.8891
01/01/2011 to 12/31/2011         10.013393           9.849039        2,618,581.9347
01/01/2012 to 12/31/2012          9.849039          10.715470        2,501,258.9870
01/01/2013 to 12/31/2013         10.715470          11.941314        2,160,608.9550
01/01/2014 to 12/31/2014         11.941314          12.436859        1,860,314.6672
01/01/2015 to 12/31/2015         12.436859          12.120242        1,669,071.8352
01/01/2016 to 12/31/2016         12.120242          12.732512        1,548,673.0621
01/01/2017 to 12/31/2017         12.732512          14.120348        1,484,480.9308
01/01/2018 to 12/31/2018         14.120348          13.386754        1,404,131.4155
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.101593          11.472543        649,362.1331
01/01/2013 to 12/31/2013         11.472543          10.880300        444,089.8963
01/01/2014 to 12/31/2014         10.880300          11.107839        402,497.8660
01/01/2015 to 12/31/2015         11.107839           9.860295        282,877.2832
01/01/2016 to 12/31/2016          9.860295          10.546963        128,619.8310
01/01/2017 to 12/31/2017         10.546963          11.369123        117,857.5489
01/01/2018 to 12/31/2018         11.369123          10.451084        105,913.1459
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.929073          10.219693        747,193.7040
01/01/2013 to 12/31/2013         10.219693          11.066570        828,334.2350
01/01/2014 to 12/31/2014         11.066570          11.506402        825,611.4234
01/01/2015 to 12/31/2015         11.506402          11.283193        507,037.3595
01/01/2016 to 12/31/2016         11.283193          11.567222        216,666.0287
01/01/2017 to 12/31/2017         11.567222          12.867054        191,679.8328
01/01/2018 to 12/31/2018         12.867054          11.722540        168,303.7944
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.897978          17.128578         54,649.5200
01/01/2010 to 12/31/2010         17.128578          19.466818        158,193.0660
01/01/2011 to 12/31/2011         19.466818          19.558805        197,355.8982
01/01/2012 to 12/31/2012         19.558805          22.374561        202,120.7907
01/01/2013 to 12/31/2013         22.374561          24.014481        171,264.3456
01/01/2014 to 12/31/2014         24.014481          24.351133         93,556.9744
01/01/2015 to 12/31/2015         24.351133          22.937275         89,207.5174
01/01/2016 to 12/31/2016         22.937275          25.664326        108,109.3517
01/01/2017 to 12/31/2017         25.664326          27.150222        102,246.7841
01/01/2018 to 12/31/2018         27.150222          25.884071         60,543.3835
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.578746           9.868646        417,185.2700
01/01/2010 to 12/31/2010          9.868646          11.286480        492,091.1502
01/01/2011 to 12/31/2011         11.286480          10.440030        636,686.1820
01/01/2012 to 12/31/2012         10.440030          11.963387        572,037.0872
01/01/2013 to 12/31/2013         11.963387          15.209528        553,986.7993
01/01/2014 to 12/31/2014         15.209528          15.690490        534,645.3396
01/01/2015 to 12/31/2015         15.690490          15.093531        459,865.3137
01/01/2016 to 12/31/2016         15.093531          16.147177        427,022.3660
01/01/2017 to 12/31/2017         16.147177          19.487650        408,821.1575
01/01/2018 to 12/31/2018         19.487650          17.203094        388,708.8888
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.955906          10.386393        663,385.9325
01/01/2013 to 12/31/2013         10.386393          11.660351        740,576.9294
01/01/2014 to 12/31/2014         11.660351          12.551026        998,124.7857
01/01/2015 to 12/31/2015         12.551026          11.817320        729,013.2601
01/01/2016 to 12/31/2016         11.817320          12.571123        613,430.7455
01/01/2017 to 12/31/2017         12.571123          14.603857        599,174.9634
01/01/2018 to 12/31/2018         14.603857          13.279294        551,859.2273
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.683140          14.502604        218,291.2100
01/01/2010 to 12/31/2010         14.502604          17.069739        237,048.1774
01/01/2011 to 12/31/2011         17.069739          15.251803        235,504.0994
01/01/2012 to 12/31/2012         15.251803          17.663668        192,145.4691
01/01/2013 to 12/31/2013         17.663668          22.966386        160,529.4744
01/01/2014 to 12/31/2014         22.966386          22.932126        138,752.0290
01/01/2015 to 12/31/2015         22.932126          21.294178        120,078.1754
01/01/2016 to 12/31/2016         21.294178          27.437578        106,499.9007
01/01/2017 to 12/31/2017         27.437578          30.087375         88,736.4467
01/01/2018 to 12/31/2018         30.087375          25.033751         84,371.5468
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.115232          10.142178        177,530.7400
01/01/2010 to 12/31/2010         10.142178          12.311772        334,394.3092
01/01/2011 to 12/31/2011         12.311772           9.825787        385,528.7110
01/01/2012 to 12/31/2012          9.825787          11.467276        411,662.2052
01/01/2013 to 12/31/2013         11.467276          10.696331        459,275.4688
01/01/2014 to 12/31/2014         10.696331           9.815497        479,248.7075
01/01/2015 to 12/31/2015          9.815497           8.304547        460,634.5534
01/01/2016 to 12/31/2016          8.304547           9.090023        397,904.0184
01/01/2017 to 12/31/2017          9.090023          11.451886        352,235.4244
01/01/2018 to 12/31/2018         11.451886           9.646634        361,065.3819
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997466          10.191636         12,242.3286
01/01/2011 to 12/31/2011         10.191636          10.206128         30,777.2013
01/01/2012 to 12/31/2012         10.206128          10.752489         35,712.7710
01/01/2013 to 12/31/2013         10.752489          10.960322         68,516.6274
01/01/2014 to 12/31/2014         10.960322          10.838614         69,113.2659
01/01/2015 to 12/31/2015         10.838614          10.551088         68,944.3586
01/01/2016 to 12/31/2016         10.551088          11.317732         62,081.3627
01/01/2017 to 12/31/2017         11.317732          11.519422         51,599.9142
01/01/2018 to 12/31/2018         11.519422          11.342233         79,865.8053
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987467           9.737301         62,015.5923
01/01/2012 to 12/31/2012          9.737301           9.978243         79,206.0840
01/01/2013 to 12/31/2013          9.978243           9.909038        275,599.5831
01/01/2014 to 12/31/2014          9.909038           9.830297        320,065.8619
01/01/2015 to 12/31/2015          9.830297           9.590033        357,300.8033
01/01/2016 to 12/31/2016          9.590033           9.709237        462,735.4924
01/01/2017 to 12/31/2017          9.709237           9.658676        503,892.2594
01/01/2018 to 12/31/2018          9.658676           9.522057        469,025.2339
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997973          10.864315          2,544.7300
01/01/2010 to 12/31/2010         10.864315          12.109598         47,112.4891
01/01/2011 to 12/31/2011         12.109598          11.848773         83,441.0564
01/01/2012 to 12/31/2012         11.848773          13.292212         93,982.0847
01/01/2013 to 12/31/2013         13.292212          13.183930         65,253.7063
01/01/2014 to 12/31/2014         13.183930          13.089869         53,065.6031
01/01/2015 to 12/31/2015         13.089869          12.315359         57,789.8112
01/01/2016 to 12/31/2016         12.315359          12.195355         56,860.6044
01/01/2017 to 12/31/2017         12.195355          11.989160         60,349.5398
01/01/2018 to 12/31/2018         11.989160          11.886266         56,963.0567
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.180346          12.142370        79,128.8100
01/01/2010 to 12/31/2010          12.142370          13.839867       122,489.5227
01/01/2011 to 12/31/2011          13.839867          12.827651       134,108.4413
01/01/2012 to 12/31/2012          12.827651          15.863844       120,521.6061
01/01/2013 to 12/31/2013          15.863844          16.125203       116,907.5551
01/01/2014 to 12/31/2014          16.125203          17.929838       126,312.0232
01/01/2015 to 12/31/2015          17.929838          17.354469       116,485.6113
01/01/2016 to 12/31/2016          17.354469          17.185300        90,945.1857
01/01/2017 to 12/31/2017          17.185300          18.684026        82,544.7922
01/01/2018 to 12/31/2018          18.684026          16.753995        81,435.2382
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.560348           5.952366       137,719.0100
01/01/2010 to 12/31/2010           5.952366           7.233279       216,829.5076
01/01/2011 to 12/31/2011           7.233279           7.331562       460,281.6600
01/01/2012 to 12/31/2012           7.331562           8.528399       343,099.2520
01/01/2013 to 12/31/2013           8.528399          12.189990       397,926.1797
01/01/2014 to 12/31/2014          12.189990          14.227397       560,672.3239
01/01/2015 to 12/31/2015          14.227397          13.402810       541,465.0238
01/01/2016 to 12/31/2016          13.402810          13.509808       458,699.6481
01/01/2017 to 12/31/2017          13.509808          15.704357       384,292.2854
01/01/2018 to 12/31/2018          15.704357          14.326837       342,630.5402
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         133.216266         136.590360         3,207.4878
01/01/2011 to 12/31/2011         136.590360         123.974133         7,490.6079
01/01/2012 to 12/31/2012         123.974133         149.089951        10,662.1210
01/01/2013 to 12/31/2013         149.089951         188.487955        10,429.1456
01/01/2014 to 04/25/2014         188.487955         195.995813             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.571011           6.191014        90,229.9300
01/01/2010 to 12/31/2010           6.191014           6.523369       133,955.0840
01/01/2011 to 04/29/2011           6.523369           6.926195             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.723820          10.856793       105,890.5125
01/01/2013 to 12/31/2013          10.856793          10.176098        98,935.5833
01/01/2014 to 12/31/2014          10.176098          10.744452       115,728.1628
01/01/2015 to 12/31/2015          10.744452          10.592865        75,724.1265
01/01/2016 to 12/31/2016          10.592865          10.535681       137,489.0202
01/01/2017 to 12/31/2017          10.535681          10.611992       155,734.6465
01/01/2018 to 12/31/2018          10.611992          10.409652        41,715.7486
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.001265          16.746123       170,374.2400
01/01/2010 to 12/31/2010          16.746123          19.138699       242,716.1132
01/01/2011 to 12/31/2011          19.138699          16.110007       322,082.9293
01/01/2012 to 12/31/2012          16.110007          20.439093       287,560.8558
01/01/2013 to 12/31/2013          20.439093          26.182208       291,990.4142
01/01/2014 to 12/31/2014          26.182208          24.214073       312,730.7499
01/01/2015 to 12/31/2015          24.214073          22.695265       306,115.3898
01/01/2016 to 12/31/2016          22.695265          24.101193       299,224.8851
01/01/2017 to 12/31/2017          24.101193          30.860299       252,462.8424
01/01/2018 to 12/31/2018          30.860299          23.029586       336,104.9926
--------------------------       ----------         ----------       ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.044753        4,006,077.9589
01/01/2013 to 12/31/2013          1.044753           1.044689        2,699,962.1183
01/01/2014 to 12/31/2014          1.044689           1.082773        2,415,585.9911
01/01/2015 to 12/31/2015          1.082773           1.018227        2,313,542.3346
01/01/2016 to 12/31/2016          1.018227           1.116680        1,196,489.2564
01/01/2017 to 12/31/2017          1.116680           1.205899        1,115,825.5817
01/01/2018 to 12/31/2018          1.205899           1.107503        1,024,625.5115
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.164665           8.902221           77,492.7900
01/01/2010 to 12/31/2010          8.902221          10.037209          177,962.8310
01/01/2011 to 12/31/2011         10.037209           9.707455          221,198.6694
01/01/2012 to 12/31/2012          9.707455          11.285093          259,308.5992
01/01/2013 to 12/31/2013         11.285093          14.998753          181,859.2466
01/01/2014 to 12/31/2014         14.998753          16.094940          194,555.7836
01/01/2015 to 12/31/2015         16.094940          14.856471          203,521.8180
01/01/2016 to 12/31/2016         14.856471          17.106924          193,127.2679
01/01/2017 to 12/31/2017         17.106924          19.820694          182,200.6235
01/01/2018 to 12/31/2018         19.820694          17.090500          172,743.3138
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.375599          12.316433          119,950.2500
01/01/2010 to 12/31/2010         12.316433          15.256580          130,106.8665
01/01/2011 to 12/31/2011         15.256580          14.815549          140,902.7844
01/01/2012 to 12/31/2012         14.815549          17.193866          116,291.6048
01/01/2013 to 12/31/2013         17.193866          23.660099          139,926.8485
01/01/2014 to 12/31/2014         23.660099          25.063801          129,649.3245
01/01/2015 to 12/31/2015         25.063801          24.183668          128,113.7460
01/01/2016 to 12/31/2016         24.183668          26.455032          142,113.5655
01/01/2017 to 12/31/2017         26.455032          32.550694          127,445.8082
01/01/2018 to 12/31/2018         32.550694          29.059788           88,030.4647
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.982397          10.415288          344,985.8777
01/01/2014 to 12/31/2014         10.415288          10.745007          412,219.3625
01/01/2015 to 12/31/2015         10.745007          10.598990          404,777.8593
01/01/2016 to 12/31/2016         10.598990          10.636730          401,620.7668
01/01/2017 to 12/31/2017         10.636730          10.788096          414,734.3027
01/01/2018 to 12/31/2018         10.788096          10.591556          404,308.5633
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.924700           9.823148          101,839.9900
01/01/2010 to 12/31/2010          9.823148          10.231419          393,029.1841
01/01/2011 to 12/31/2011         10.231419          10.625827          349,224.0736
01/01/2012 to 12/31/2012         10.625827          10.942791          344,397.4313
01/01/2013 to 04/26/2013         10.942791          10.914101                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012693           1.046793          582,495.0331
01/01/2013 to 12/31/2013          1.046793           1.140507        1,332,248.2536
01/01/2014 to 12/31/2014          1.140507           1.197703        1,690,888.6577
01/01/2015 to 12/31/2015          1.197703           1.186262        1,398,771.5095
01/01/2016 to 12/31/2016          1.186262           1.198324        1,263,232.6453
01/01/2017 to 12/31/2017          1.198324           1.372380        1,112,126.9255
01/01/2018 to 12/31/2018          1.372380           1.250258        1,221,743.4082
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996789           1.037181           38,822.6247
01/01/2015 to 12/31/2015          1.037181           1.008153           63,315.5111
01/01/2016 to 12/31/2016          1.008153           1.009417           58,063.5511
01/01/2017 to 12/31/2017          1.009417           1.144449          302,910.4811
01/01/2018 to 04/30/2018          1.144449           1.114436                0.0000
--------------------------        --------           --------          ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.713291          10.662621           93,737.7400
01/01/2010 to 12/31/2010         10.662621          12.771469          141,984.9610
01/01/2011 to 12/31/2011         12.771469          12.351922          173,535.4128
01/01/2012 to 12/31/2012         12.351922          14.177242          158,632.3990
01/01/2013 to 12/31/2013         14.177242          16.301216          105,471.3474
01/01/2014 to 12/31/2014         16.301216          16.557238           96,177.3037
01/01/2015 to 12/31/2015         16.557238          16.453276           94,162.0457
01/01/2016 to 12/31/2016         16.453276          16.923287           91,343.2779
01/01/2017 to 12/31/2017         16.923287          20.430078           79,543.3362
01/01/2018 to 12/31/2018         20.430078          18.973041           76,099.3596
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077368           1.123121          568,888.3985
01/01/2014 to 12/31/2014          1.123121           1.204640          941,093.0607
01/01/2015 to 12/31/2015          1.204640           1.168227          325,545.0933
01/01/2016 to 12/31/2016          1.168227           1.196832          235,978.5831
01/01/2017 to 12/31/2017          1.196832           1.357585          174,328.6390
01/01/2018 to 12/31/2018          1.357585           1.236814           99,875.3876
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.832803          12.699490          226,291.6300
01/01/2010 to 12/31/2010         12.699490          13.888670          247,873.5142
01/01/2011 to 12/31/2011         13.888670          12.173685          233,062.7805
01/01/2012 to 12/31/2012         12.173685          13.945926          222,577.2471
01/01/2013 to 12/31/2013         13.945926          16.326750          210,649.9065
01/01/2014 to 12/31/2014         16.326750          14.913597          180,788.3226
01/01/2015 to 12/31/2015         14.913597          14.380504          167,935.2549
01/01/2016 to 12/31/2016         14.380504          13.993329          166,810.9999
01/01/2017 to 12/31/2017         13.993329          17.605395          157,023.4900
01/01/2018 to 12/31/2018         17.605395          14.862170          158,580.4187
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999747           1.032376                0.0000
01/01/2015 to 12/31/2015          1.032376           0.957942           34,093.0949
01/01/2016 to 12/31/2016          0.957942           1.044987           69,844.8476
01/01/2017 to 12/31/2017          1.044987           1.155124          270,506.0068
01/01/2018 to 12/31/2018          1.155124           1.047753          244,075.2665
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.856050          12.580586          568,102.3100
01/01/2010 to 12/31/2010         12.580586          13.308523          734,110.3181
01/01/2011 to 12/31/2011         13.308523          14.520839        1,022,796.2133
01/01/2012 to 12/31/2012         14.520839          15.554886          945,363.8478
01/01/2013 to 12/31/2013         15.554886          13.853433          842,255.5200
01/01/2014 to 12/31/2014         13.853433          13.992948          745,816.6187
01/01/2015 to 12/31/2015         13.992948          13.309223          663,618.2658
01/01/2016 to 12/31/2016         13.309223          13.716432          630,271.1672
01/01/2017 to 12/31/2017         13.716432          13.932643          679,956.1851
01/01/2018 to 12/31/2018         13.932643          13.346394          665,506.8757
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.746166          14.768453          965,763.1500
01/01/2010 to 12/31/2010         14.768453          15.682349        1,519,133.3632
01/01/2011 to 12/31/2011         15.682349          15.883636        1,838,187.0889
01/01/2012 to 12/31/2012         15.883636          17.036445        1,772,195.0198
01/01/2013 to 12/31/2013         17.036445          16.403823        1,584,905.7695
01/01/2014 to 12/31/2014         16.403823          16.778165        1,539,374.2815
01/01/2015 to 12/31/2015         16.778165          16.471443        1,257,883.6712
01/01/2016 to 12/31/2016         16.471443          16.591508        1,133,089.4917
01/01/2017 to 12/31/2017         16.591508          17.021286        1,203,065.2314
01/01/2018 to 12/31/2018         17.021286          16.669187        1,299,361.3902
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214840          10.719329            1,913.9628
01/01/2014 to 12/31/2014         10.719329          11.432127            2,227.5510
01/01/2015 to 12/31/2015         11.432127          11.082129            4,295.6872
01/01/2016 to 12/31/2016         11.082129          11.375720            3,463.1648
01/01/2017 to 12/31/2017         11.375720          13.007310           10,763.4027
01/01/2018 to 04/30/2018         13.007310          12.422165                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010671           1.064850          576,879.1441
01/01/2013 to 12/31/2013          1.064850           1.151025        1,003,820.2228
01/01/2014 to 12/31/2014          1.151025           1.217374        1,112,704.1304
01/01/2015 to 12/31/2015          1.217374           1.184553          971,100.2945
01/01/2016 to 12/31/2016          1.184553           1.228578          757,545.9222
01/01/2017 to 12/31/2017          1.228578           1.378547          852,085.5689
01/01/2018 to 12/31/2018          1.378547           1.225619          847,044.6128
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.446522          10.355272          346,982.8600
01/01/2010 to 12/31/2010         10.355272          11.409705        1,186,573.2593
01/01/2011 to 12/31/2011         11.409705          11.319849        1,760,346.6347
01/01/2012 to 12/31/2012         11.319849          12.538608        1,806,528.1608
01/01/2013 to 12/31/2013         12.538608          13.900502        1,678,780.3957
01/01/2014 to 12/31/2014         13.900502          14.438774        1,358,600.6096
01/01/2015 to 12/31/2015         14.438774          13.895827        1,331,555.4372
01/01/2016 to 12/31/2016         13.895827          14.430145        1,273,694.2411
01/01/2017 to 12/31/2017         14.430145          16.413141        1,203,174.9295
01/01/2018 to 12/31/2018         16.413141          15.060229        1,135,806.9616
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.743759           9.813878           70,362.2300
01/01/2010 to 12/31/2010          9.813878          10.997693          246,146.8301
01/01/2011 to 12/31/2011         10.997693          10.566641          189,441.6942
01/01/2012 to 12/31/2012         10.566641          11.931151          234,295.7420
01/01/2013 to 12/31/2013         11.931151          13.829212          265,006.6375
01/01/2014 to 12/31/2014         13.829212          14.305952          235,134.1594
01/01/2015 to 12/31/2015         14.305952          13.719145          234,247.2021
01/01/2016 to 12/31/2016         13.719145          14.394199          227,623.8580
01/01/2017 to 12/31/2017         14.394199          16.905948          225,357.8058
01/01/2018 to 12/31/2018         16.905948          15.142799          201,122.7717
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.152266          40.854887        109,404.3300
01/01/2010 to 12/31/2010         40.854887          46.932127        116,945.8957
01/01/2011 to 12/31/2011         46.932127          44.225853        120,233.0583
01/01/2012 to 12/31/2012         44.225853          51.215775        110,442.4109
01/01/2013 to 12/31/2013         51.215775          67.258778        106,100.8188
01/01/2014 to 12/31/2014         67.258778          74.794570        109,773.1223
01/01/2015 to 12/31/2015         74.794570          70.790557         99,191.5386
01/01/2016 to 12/31/2016         70.790557          80.572923         81,508.3160
01/01/2017 to 12/31/2017         80.572923          92.506519         71,560.2426
01/01/2018 to 12/31/2018         92.506519          82.485119         76,304.7303
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.605335           8.004745        419,042.4000
01/01/2010 to 12/31/2010          8.004745          10.033512        580,720.0689
01/01/2011 to 12/31/2011         10.033512           9.687665        633,027.5724
01/01/2012 to 12/31/2012          9.687665          10.810320        584,718.9375
01/01/2013 to 12/31/2013         10.810320          14.494085        515,761.7297
01/01/2014 to 12/31/2014         14.494085          16.046040        434,010.1661
01/01/2015 to 12/31/2015         16.046040          16.803125        370,571.1812
01/01/2016 to 12/31/2016         16.803125          17.520416        370,387.7374
01/01/2017 to 12/31/2017         17.520416          21.456134        339,063.1397
01/01/2018 to 12/31/2018         21.456134          20.599114        261,731.2624
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.765623          19.583253         34,497.3500
01/01/2010 to 12/31/2010         19.583253          24.132147         55,568.3432
01/01/2011 to 12/31/2011         24.132147          22.814534         54,690.6920
01/01/2012 to 12/31/2012         22.814534          25.685574         47,574.6578
01/01/2013 to 12/31/2013         25.685574          32.856314         58,474.5437
01/01/2014 to 12/31/2014         32.856314          35.364398         64,480.0213
01/01/2015 to 12/31/2015         35.364398          31.598087         68,078.9701
01/01/2016 to 12/31/2016         31.598087          35.828123         37,384.2370
01/01/2017 to 12/31/2017         35.828123          38.505891         29,718.4652
01/01/2018 to 12/31/2018         38.505891          33.960854         19,656.6284
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.510171          12.351588         46,001.5200
01/01/2010 to 12/31/2010         12.351588          15.063597         77,702.0420
01/01/2011 to 12/31/2011         15.063597          13.857334        104,616.7663
01/01/2012 to 12/31/2012         13.857334          16.066470        110,289.5772
01/01/2013 to 12/31/2013         16.066470          20.921723        109,509.2878
01/01/2014 to 12/31/2014         20.921723          23.255219        103,296.7793
01/01/2015 to 12/31/2015         23.255219          20.747163         96,394.4263
01/01/2016 to 12/31/2016         20.747163          23.051915         92,476.2046
01/01/2017 to 12/31/2017         23.051915          25.072407         84,752.0464
01/01/2018 to 12/31/2018         25.072407          21.339236         90,781.6264
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.951477           9.793596        572,850.4130
01/01/2014 to 12/31/2014          9.793596           9.292629        551,792.5100
01/01/2015 to 12/31/2015          9.292629           8.924312        475,328.2249
01/01/2016 to 12/31/2016          8.924312           9.203219        431,162.8546
01/01/2017 to 12/31/2017          9.203219          12.187349        380,670.4692
01/01/2018 to 12/31/2018         12.187349           9.906067        315,800.5837
--------------------------       ---------          ---------        ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.036171           8.447296          253,852.3800
01/01/2010 to 12/31/2010          8.447296           8.864145          567,176.9853
01/01/2011 to 12/31/2011          8.864145           7.458837          693,459.1330
01/01/2012 to 12/31/2012          7.458837           8.598458          687,462.1157
01/01/2013 to 04/26/2013          8.598458           8.905057                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.483469          10.317359          570,086.2600
01/01/2010 to 12/31/2010         10.317359          10.128233          861,827.7166
01/01/2011 to 12/31/2011         10.128233           9.943078          775,134.2392
01/01/2012 to 12/31/2012          9.943078           9.759823          647,967.8518
01/01/2013 to 12/31/2013          9.759823           9.580917          588,291.5567
01/01/2014 to 12/31/2014          9.580917           9.405291          826,579.3466
01/01/2015 to 12/31/2015          9.405291           9.232884          588,302.4525
01/01/2016 to 12/31/2016          9.232884           9.073801          405,871.3212
01/01/2017 to 12/31/2017          9.073801           8.964457          318,566.1685
01/01/2018 to 12/31/2018          8.964457           8.935536          409,834.4287
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.392467          13.616251           79,673.9170
01/01/2015 to 12/31/2015         13.616251          13.288384           46,188.7950
01/01/2016 to 12/31/2016         13.288384          13.635755           90,769.0247
01/01/2017 to 12/31/2017         13.635755          14.314495           80,081.8853
01/01/2018 to 12/31/2018         14.314495          13.683796          108,236.7825
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.950055          10.798717        1,306,980.1600
01/01/2010 to 12/31/2010         10.798717          11.756596        1,886,654.5210
01/01/2011 to 12/31/2011         11.756596          11.746461        2,223,052.4513
01/01/2012 to 12/31/2012         11.746461          12.788163        2,001,634.7962
01/01/2013 to 12/31/2013         12.788163          13.693588        1,481,131.1240
01/01/2014 to 04/25/2014         13.693588          13.786685                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.654300          10.711902        2,196,489.9200
01/01/2010 to 12/31/2010         10.711902          11.819527        3,090,025.5633
01/01/2011 to 12/31/2011         11.819527          11.589772        3,611,199.6196
01/01/2012 to 12/31/2012         11.589772          12.786266        3,405,425.9753
01/01/2013 to 12/31/2013         12.786266          14.337516        3,003,169.9737
01/01/2014 to 04/25/2014         14.337516          14.380594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.973059          14.320385        3,483,340.7352
01/01/2015 to 12/31/2015         14.320385          13.906986        2,935,954.2102
01/01/2016 to 12/31/2016         13.906986          14.483189        2,659,143.6973
01/01/2017 to 12/31/2017         14.483189          15.731619        2,449,425.0087
01/01/2018 to 12/31/2018         15.731619          14.762071        2,135,723.1152
--------------------------       ---------          ---------        --------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.260324          10.406662        3,967,030.2000
01/01/2010 to 12/31/2010         10.406662          11.603890        5,974,047.9190
01/01/2011 to 12/31/2011         11.603890          11.197649        7,583,100.5300
01/01/2012 to 12/31/2012         11.197649          12.522590        6,933,156.0682
01/01/2013 to 12/31/2013         12.522590          14.680262        6,436,376.3203
01/01/2014 to 04/25/2014         14.680262          14.680058                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.369533          14.838306        6,354,731.2224
01/01/2015 to 12/31/2015         14.838306          14.381624        5,685,190.1303
01/01/2016 to 12/31/2016         14.381624          15.121141        5,244,194.7640
01/01/2017 to 12/31/2017         15.121141          17.031597        4,904,133.5629
01/01/2018 to 12/31/2018         17.031597          15.693758        4,588,266.3562
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.936885          10.136478        2,370,664.8300
01/01/2010 to 12/31/2010         10.136478          11.492124        2,271,869.2643
01/01/2011 to 12/31/2011         11.492124          10.844888        2,161,788.3290
01/01/2012 to 12/31/2012         10.844888          12.318535        2,009,508.9828
01/01/2013 to 12/31/2013         12.318535          15.226579        2,217,690.1765
01/01/2014 to 04/25/2014         15.226579          15.143557                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.011851           8.848627          441,941.3100
01/01/2010 to 12/31/2010          8.848627           9.559131          559,617.7418
01/01/2011 to 12/31/2011          9.559131           9.219053          724,814.9956
01/01/2012 to 12/31/2012          9.219053          10.508312          526,164.1936
01/01/2013 to 04/26/2013         10.508312          11.296594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.343608          14.896993        2,862,699.4580
01/01/2015 to 12/31/2015         14.896993          14.375859        2,569,538.9406
01/01/2016 to 12/31/2016         14.375859          15.261210        2,397,296.5428
01/01/2017 to 12/31/2017         15.261210          17.853113        2,221,856.0106
01/01/2018 to 12/31/2018         17.853113          16.102433        2,072,804.6918
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.504402          11.787932          215,857.0500
01/01/2010 to 12/31/2010         11.787932          13.280010          212,797.7442
01/01/2011 to 12/31/2011         13.280010          13.883244          184,558.0210
01/01/2012 to 12/31/2012         13.883244          15.205726          171,250.4482
01/01/2013 to 12/31/2013         15.205726          20.376869          178,721.5379
01/01/2014 to 12/31/2014         20.376869          20.338167          159,739.0145
01/01/2015 to 12/31/2015         20.338167          18.035670          148,956.4260
01/01/2016 to 12/31/2016         18.035670          21.715679          135,877.5895
01/01/2017 to 12/31/2017         21.715679          23.992005          122,805.0808
01/01/2018 to 12/31/2018         23.992005          20.389893          108,956.8243
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.128163       14.189621             5,177.5700
01/01/2010 to 12/31/2010         14.189621       17.076373            17,668.3250
01/01/2011 to 12/31/2011         17.076373       14.039305            32,054.7751
01/01/2012 to 12/31/2012         14.039305       16.248019            40,549.3823
01/01/2013 to 12/31/2013         16.248019       20.352900           110,829.6027
01/01/2014 to 12/31/2014         20.352900       18.642214           101,235.9986
01/01/2015 to 12/31/2015         18.642214       19.353701            91,359.0668
01/01/2016 to 12/31/2016         19.353701       20.105920            90,581.5080
01/01/2017 to 12/31/2017         20.105920       25.748262            84,708.9829
01/01/2018 to 12/31/2018         25.748262       20.076639            88,113.8218
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.601765       21.921747            98,474.5569
01/01/2017 to 12/31/2017         21.921747       25.569066            93,694.8718
01/01/2018 to 12/31/2018         25.569066       25.009170            26,110.0500
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.508920       15.290033               965.2400
01/01/2010 to 12/31/2010         15.290033       17.401179             9,275.5560
01/01/2011 to 12/31/2011         17.401179       16.250555            13,333.8716
01/01/2012 to 12/31/2012         16.250555       17.606464            20,179.4706
01/01/2013 to 12/31/2013         17.606464       22.937983            20,663.3503
01/01/2014 to 12/31/2014         22.937983       24.979056            19,867.3121
01/01/2015 to 12/31/2015         24.979056       24.459713            14,056.3577
01/01/2016 to 04/29/2016         24.459713       24.576063                 0.0000
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.669209       11.218935           542,942.6700
01/01/2010 to 12/31/2010         11.218935       12.314837           708,089.0141
01/01/2011 to 12/31/2011         12.314837       11.584307           710,262.1315
01/01/2012 to 12/31/2012         11.584307       12.815171           609,649.4651
01/01/2013 to 12/31/2013         12.815171       16.798343           587,225.0780
01/01/2014 to 12/31/2014         16.798343       18.213110           522,883.6377
01/01/2015 to 12/31/2015         18.213110       18.284506           451,235.4104
01/01/2016 to 12/31/2016         18.284506       19.233148           341,833.2532
01/01/2017 to 12/31/2017         19.233148       22.454000           310,898.9995
01/01/2018 to 12/31/2018         22.454000       21.985185           270,830.9083
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.424852       17.143839            53,906.5048
01/01/2014 to 12/31/2014         17.143839       18.659961            50,018.4403
01/01/2015 to 12/31/2015         18.659961       18.794945            41,925.7846
01/01/2016 to 12/31/2016         18.794945       19.402048            40,772.0376
01/01/2017 to 12/31/2017         19.402048       23.796996            35,835.2747
01/01/2018 to 12/31/2018         23.796996       21.979897            29,810.1998
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.801833       11.271134            36,003.5800
01/01/2010 to 12/31/2010         11.271134       14.070208            62,249.4927
01/01/2011 to 12/31/2011         14.070208       12.781608            61,966.7449
01/01/2012 to 12/31/2012         12.781608       13.301322            64,138.2865
01/01/2013 to 04/26/2013         13.301322       14.332215                 0.0000
--------------------------       ---------       ---------           ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.910484          10.837784        236,227.4500
01/01/2010 to 12/31/2010         10.837784          11.842929        334,277.1370
01/01/2011 to 12/31/2011         11.842929          11.652065        312,820.4525
01/01/2012 to 12/31/2012         11.652065          13.216751        457,405.2528
01/01/2013 to 12/31/2013         13.216751          17.740395        464,972.6060
01/01/2014 to 12/31/2014         17.740395          18.937882        405,841.2960
01/01/2015 to 12/31/2015         18.937882          20.550137        352,691.9798
01/01/2016 to 12/31/2016         20.550137          20.147267        341,799.1687
01/01/2017 to 12/31/2017         20.147267          27.095158        293,571.1733
01/01/2018 to 12/31/2018         27.095158          26.625979        342,186.5256
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.698814           6.895099        116,026.5000
01/01/2010 to 12/31/2010          6.895099           7.810117        166,171.4093
01/01/2011 to 12/31/2011          7.810117           7.372835        184,615.6323
01/01/2012 to 12/31/2012          7.372835           8.154149        165,750.0438
01/01/2013 to 04/26/2013          8.154149           8.750456              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.313801           7.496112        369,865.8500
01/01/2010 to 12/31/2010          7.496112           8.050256        309,845.1820
01/01/2011 to 12/31/2011          8.050256           7.793885        252,498.3533
01/01/2012 to 04/27/2012          7.793885           8.755258              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.741020          14.192683         13,332.4900
01/01/2010 to 12/31/2010         14.192683          14.719838         47,558.7677
01/01/2011 to 12/31/2011         14.719838          15.484013         87,313.8019
01/01/2012 to 12/31/2012         15.484013          15.743288        201,698.3291
01/01/2013 to 12/31/2013         15.743288          15.057455        186,850.6952
01/01/2014 to 12/31/2014         15.057455          15.588494        192,520.5313
01/01/2015 to 12/31/2015         15.588494          15.294126        227,820.2395
01/01/2016 to 12/31/2016         15.294126          15.327044        294,238.3054
01/01/2017 to 12/31/2017         15.327044          15.488872        314,166.2855
01/01/2018 to 12/31/2018         15.488872          15.128748        304,118.2977
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.648605          13.233978          6,477.0200
01/01/2010 to 12/31/2010         13.233978          16.358764         28,356.8663
01/01/2011 to 12/31/2011         16.358764          15.699841         58,826.1789
01/01/2012 to 12/31/2012         15.699841          18.071495         69,156.8245
01/01/2013 to 12/31/2013         18.071495          23.550851        116,932.7381
01/01/2014 to 12/31/2014         23.550851          25.248964        112,142.0600
01/01/2015 to 12/31/2015         25.248964          24.122479        102,425.0939
01/01/2016 to 12/31/2016         24.122479          28.436031         99,485.8964
01/01/2017 to 12/31/2017         28.436031          32.272065        102,687.8016
01/01/2018 to 12/31/2018         32.272065          28.013764        106,100.1459
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.802565          11.309787          9,515.1100
01/01/2010 to 12/31/2010         11.309787          11.964646         51,153.4772
01/01/2011 to 12/31/2011         11.964646          10.259521        109,193.3624
01/01/2012 to 12/31/2012         10.259521          11.877164        137,595.5463
01/01/2013 to 12/31/2013         11.877164          14.158958        165,873.4006
01/01/2014 to 12/31/2014         14.158958          13.019476        203,230.5972
01/01/2015 to 12/31/2015         13.019476          12.613263        166,584.2630
01/01/2016 to 12/31/2016         12.613263          12.502000        184,652.5435
01/01/2017 to 12/31/2017         12.502000          15.285950        173,671.5830
01/01/2018 to 12/31/2018         15.285950          12.885054        186,696.8959
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.911678          13.390778          3,175.6800
01/01/2010 to 12/31/2010         13.390778          16.635105         26,362.5967
01/01/2011 to 12/31/2011         16.635105          15.623989         42,320.1293
01/01/2012 to 12/31/2012         15.623989          17.781579         68,794.3034
01/01/2013 to 12/31/2013         17.781579          24.110120         99,941.2553
01/01/2014 to 12/31/2014         24.110120          24.787674        106,532.2901
01/01/2015 to 12/31/2015         24.787674          23.229401        112,632.9348
01/01/2016 to 12/31/2016         23.229401          27.575434        117,614.4640
01/01/2017 to 12/31/2017         27.575434          30.942297        114,040.3251
01/01/2018 to 12/31/2018         30.942297          26.968326        126,377.8393
--------------------------       ---------          ---------        ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.237445          10.182507        176,038.7100
01/01/2010 to 12/31/2010         10.182507          11.444426        239,210.2278
01/01/2011 to 12/31/2011         11.444426          11.418801        344,504.8009
01/01/2012 to 12/31/2012         11.418801          12.937763        490,505.8831
01/01/2013 to 12/31/2013         12.937763          16.726646        470,745.9142
01/01/2014 to 12/31/2014         16.726646          18.570883        474,256.5048
01/01/2015 to 12/31/2015         18.570883          18.396973        441,116.3003
01/01/2016 to 12/31/2016         18.396973          20.115452        456,299.1945
01/01/2017 to 12/31/2017         20.115452          23.940678        443,098.2052
01/01/2018 to 12/31/2018         23.940678          22.364086        529,182.3824
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.680742          20.596349        110,282.3551
01/01/2014 to 12/31/2014         20.596349          22.354329        105,643.1601
01/01/2015 to 12/31/2015         22.354329          21.864573         96,004.7288
01/01/2016 to 12/31/2016         21.864573          24.489259         92,327.4113
01/01/2017 to 12/31/2017         24.489259          28.268731         85,416.1825
01/01/2018 to 12/31/2018         28.268731          24.905858         92,179.9307
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.579680           8.066372        180,925.0900
01/01/2010 to 12/31/2010          8.066372           8.791473        192,082.6328
01/01/2011 to 12/31/2011          8.791473           8.583448        242,624.8883
01/01/2012 to 12/31/2012          8.583448           9.597810        241,882.5847
01/01/2013 to 04/26/2013          9.597810          10.498516              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.669209          19.508126        111,473.5151
01/01/2014 to 12/31/2014         19.508126          19.092967         91,152.7462
01/01/2015 to 12/31/2015         19.092967          18.814203         83,016.1674
01/01/2016 to 12/31/2016         18.814203          21.866683         74,609.3337
01/01/2017 to 12/31/2017         21.866683          24.791840         68,127.3468
01/01/2018 to 12/31/2018         24.791840          22.634857         59,916.5286
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.235812          12.399521        122,390.9800
01/01/2010 to 12/31/2010         12.399521          14.954891        143,857.6057
01/01/2011 to 12/31/2011         14.954891          13.906691        150,055.0158
01/01/2012 to 12/31/2012         13.906691          14.371972        147,313.8468
01/01/2013 to 04/26/2013         14.371972          15.560900              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.769833           8.522256        305,195.9393
01/01/2014 to 12/31/2014          8.522256           9.104423        317,498.0581
01/01/2015 to 12/31/2015          9.104423           9.877111        321,332.5965
01/01/2016 to 12/31/2016          9.877111           9.844586        337,886.1359
01/01/2017 to 12/31/2017          9.844586          12.900087        304,246.8396
01/01/2018 to 12/31/2018         12.900087          12.516155        279,705.4655
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.386970           5.285767        197,149.9800
01/01/2010 to 12/31/2010          5.285767           6.625790        264,656.2536
01/01/2011 to 12/31/2011          6.625790           5.860930        278,703.0019
01/01/2012 to 12/31/2012          5.860930           6.450107        237,094.8671
01/01/2013 to 04/26/2013          6.450107           6.735371              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.600846          14.709421         20,683.1200
01/01/2010 to 12/31/2010         14.709421          18.631121         93,409.3900
01/01/2011 to 12/31/2011         18.631121          15.240348        123,450.1159
01/01/2012 to 12/31/2012         15.240348          15.345209        137,780.3622
01/01/2013 to 12/31/2013         15.345209          16.684028        132,740.3802
01/01/2014 to 12/31/2014         16.684028          13.295055        136,421.4147
01/01/2015 to 12/31/2015         13.295055           8.775780        159,563.7489
01/01/2016 to 12/31/2016          8.775780          12.383154        142,690.2268
01/01/2017 to 12/31/2017         12.383154          12.066728        159,035.6270
01/01/2018 to 12/31/2018         12.066728           8.426792        165,359.3471
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.224047          28.153182        160,212.9780
01/01/2017 to 12/31/2017         28.153182          29.830992        162,541.0656
01/01/2018 to 12/31/2018         29.830992          28.102875        107,949.7621
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.072423          20.237261        182,456.5900
01/01/2010 to 12/31/2010         20.237261          22.442270        171,730.6815
01/01/2011 to 12/31/2011         22.442270          23.014253        153,659.3932
01/01/2012 to 12/31/2012         23.014253          25.515082        144,117.5183
01/01/2013 to 12/31/2013         25.515082          27.045951        172,091.8495
01/01/2014 to 12/31/2014         27.045951          27.832322        130,183.1508
01/01/2015 to 12/31/2015         27.832322          26.728019        123,293.7987
01/01/2016 to 04/29/2016         26.728019          27.499664              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.779927          28.753197         50,819.2835
01/01/2017 to 12/31/2017         28.753197          30.481672         34,280.9064
01/01/2018 to 12/31/2018         30.481672          28.748308         25,810.8214
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.723348          12.277328            21,622.3426
01/01/2011 to 12/31/2011      12.277328          12.469565            75,130.4505
01/01/2012 to 12/31/2012      12.469565          13.641918            58,722.9086
01/01/2013 to 12/31/2013      13.641918          13.580801           128,479.0057
01/01/2014 to 12/31/2014      13.580801          13.924157           191,340.0759
01/01/2015 to 12/31/2015      13.924157          13.469712           190,157.8499
01/01/2016 to 04/29/2016      13.469712          13.783320                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.270192          15.601953            38,171.6600
01/01/2010 to 12/31/2010      15.601953          16.157228           104,664.5828
01/01/2011 to 12/31/2011      16.157228          16.697088           103,023.9107
01/01/2012 to 12/31/2012      16.697088          16.888930           116,813.3885
01/01/2013 to 12/31/2013      16.888930          16.429258           107,426.8695
01/01/2014 to 12/31/2014      16.429258          16.539392            94,362.7890
01/01/2015 to 12/31/2015      16.539392          16.286067           101,113.3327
01/01/2016 to 12/31/2016      16.286067          16.150821            97,343.2826
01/01/2017 to 12/31/2017      16.150821          16.121309            93,141.6924
01/01/2018 to 12/31/2018      16.121309          15.934584            88,765.2429

SERIES L-4 YEAR




                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.162767          10.471040          487,481.3915
01/01/2013 to 12/31/2013         10.471040          11.413428          505,857.8452
01/01/2014 to 12/31/2014         11.413428          12.015513          517,380.6890
01/01/2015 to 12/31/2015         12.015513          11.851726          553,057.7668
01/01/2016 to 12/31/2016         11.851726          12.040824          448,169.7600
01/01/2017 to 12/31/2017         12.040824          13.417141          361,368.6603
01/01/2018 to 12/31/2018         13.417141          12.239589          650,211.2136
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.985129           8.859165        2,906,044.8600
01/01/2010 to 12/31/2010          8.859165           9.744728        4,168,391.1589
01/01/2011 to 12/31/2011          9.744728           9.353622        4,682,880.3884
01/01/2012 to 12/31/2012          9.353622          10.412975        4,500,679.2275
01/01/2013 to 12/31/2013         10.412975          12.104427        4,616,559.4757
01/01/2014 to 12/31/2014         12.104427          12.588752        4,782,119.0912
01/01/2015 to 12/31/2015         12.588752          12.258529        4,754,161.2092
01/01/2016 to 12/31/2016         12.258529          12.960701        4,163,043.3277
01/01/2017 to 12/31/2017         12.960701          14.853820        4,324,123.6370
01/01/2018 to 12/31/2018         14.853820          13.937366        4,121,669.5159
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.335721           8.328398        2,485,704.2600
01/01/2010 to 12/31/2010          8.328398           9.268923        2,317,110.2814
01/01/2011 to 12/31/2011          9.268923           8.660050        2,466,920.2815
01/01/2012 to 12/31/2012          8.660050           9.864168        2,162,793.2208
01/01/2013 to 12/31/2013          9.864168          12.102636        2,182,011.2245
01/01/2014 to 12/31/2014         12.102636          12.627072        2,130,844.1146
01/01/2015 to 12/31/2015         12.627072          12.289620        2,062,963.2541
01/01/2016 to 12/31/2016         12.289620          13.132041        2,012,701.0465
01/01/2017 to 12/31/2017         13.132041          15.628416        2,024,805.3099
01/01/2018 to 12/31/2018         15.628416          14.440788        1,813,593.1282
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.737844           7.815349          485,170.1200
01/01/2010 to 12/31/2010          7.815349           9.069140          810,350.3058
01/01/2011 to 12/31/2011          9.069140           8.485078          660,698.7391
01/01/2012 to 12/31/2012          8.485078           9.769178          583,353.0490
01/01/2013 to 12/31/2013          9.769178          12.434205          493,799.2236
01/01/2014 to 12/31/2014         12.434205          13.192003          508,628.7111
01/01/2015 to 12/31/2015         13.192003          13.777055          475,310.3842
01/01/2016 to 12/31/2016         13.777055          14.740436          470,981.8527
01/01/2017 to 12/31/2017         14.740436          18.490270          449,092.0027
01/01/2018 to 12/31/2018         18.490270          18.040720          392,444.7483
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.656316           9.265198        1,469,935.7600
01/01/2010 to 12/31/2010          9.265198           9.986521        2,055,185.5543
01/01/2011 to 12/31/2011          9.986521           9.812816        2,387,219.1820
01/01/2012 to 12/31/2012          9.812816          10.665337        2,270,314.8560
01/01/2013 to 12/31/2013         10.665337          11.873574        2,456,908.3388
01/01/2014 to 12/31/2014         11.873574          12.353950        2,501,503.3873
01/01/2015 to 12/31/2015         12.353950          12.027410        2,147,638.9715
01/01/2016 to 12/31/2016         12.027410          12.622368        1,769,294.0730
01/01/2017 to 12/31/2017         12.622368          13.984255        1,664,307.3758
01/01/2018 to 12/31/2018         13.984255          13.244406        1,379,596.0763
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.090112          11.452993          794,621.1813
01/01/2013 to 12/31/2013         11.452993          10.850902          626,248.9135
01/01/2014 to 12/31/2014         10.850902          11.066755          418,273.2973
01/01/2015 to 12/31/2015         11.066755           9.813999          395,846.1277
01/01/2016 to 12/31/2016          9.813999          10.486957          329,908.0607
01/01/2017 to 12/31/2017         10.486957          11.293178          283,898.7871
01/01/2018 to 12/31/2018         11.293178          10.370834          246,798.2617
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.919068          10.202547          687,451.7828
01/01/2013 to 12/31/2013         10.202547          11.036967          815,180.9877
01/01/2014 to 12/31/2014         11.036967          11.464155          811,150.7466
01/01/2015 to 12/31/2015         11.464155          11.230529          908,900.0599
01/01/2016 to 12/31/2016         11.230529          11.501728          715,474.3271
01/01/2017 to 12/31/2017         11.501728          12.781457          672,618.7887
01/01/2018 to 12/31/2018         12.781457          11.632851          544,902.2591
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.752040          16.901599           84,240.2400
01/01/2010 to 12/31/2010         16.901599          19.189673          116,325.7085
01/01/2011 to 12/31/2011         19.189673          19.261135          188,538.8080
01/01/2012 to 12/31/2012         19.261135          22.011911          131,224.7021
01/01/2013 to 12/31/2013         22.011911          23.601650          118,448.7502
01/01/2014 to 12/31/2014         23.601650          23.908601          100,937.9189
01/01/2015 to 12/31/2015         23.908601          22.497924           96,994.9614
01/01/2016 to 12/31/2016         22.497924          25.147597           92,684.3203
01/01/2017 to 12/31/2017         25.147597          26.577072           91,445.1880
01/01/2018 to 12/31/2018         26.577072          25.312189           96,018.6795
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.547252           9.817814        1,264,831.8700
01/01/2010 to 12/31/2010          9.817814          11.217138        1,229,091.3805
01/01/2011 to 12/31/2011         11.217138          10.365536        1,142,155.2539
01/01/2012 to 12/31/2012         10.365536          11.866095          985,923.7131
01/01/2013 to 12/31/2013         11.866095          15.070772          869,196.0086
01/01/2014 to 12/31/2014         15.070772          15.531808          818,933.3071
01/01/2015 to 12/31/2015         15.531808          14.925950          769,450.6622
01/01/2016 to 12/31/2016         14.925950          15.951943          683,489.3606
01/01/2017 to 12/31/2017         15.951943          19.232857          620,879.3139
01/01/2018 to 12/31/2018         19.232857          16.961096          580,270.4792
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.945874          10.368971          674,571.1454
01/01/2013 to 12/31/2013         10.368971          11.629162        1,326,031.4829
01/01/2014 to 12/31/2014         11.629162          12.504948        1,314,361.2846
01/01/2015 to 12/31/2015         12.504948          11.762166        1,346,303.2308
01/01/2016 to 12/31/2016         11.762166          12.499952        1,273,974.2970
01/01/2017 to 12/31/2017         12.499952          14.506717        1,261,000.0716
01/01/2018 to 12/31/2018         14.506717          13.177703        1,212,273.0245
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.605429          14.391738        545,261.8900
01/01/2010 to 12/31/2010         14.391738          16.922341        551,658.1001
01/01/2011 to 12/31/2011         16.922341          15.105017        537,279.5396
01/01/2012 to 12/31/2012         15.105017          17.476104        480,929.8652
01/01/2013 to 12/31/2013         17.476104          22.699826        443,866.1094
01/01/2014 to 12/31/2014         22.699826          22.643308        397,261.6627
01/01/2015 to 12/31/2015         22.643308          21.004968        362,818.3169
01/01/2016 to 12/31/2016         21.004968          27.037901        312,865.4175
01/01/2017 to 12/31/2017         27.037901          29.619563        277,143.0185
01/01/2018 to 12/31/2018         29.619563          24.619728        248,318.1698
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.098843          10.104896        279,051.0700
01/01/2010 to 12/31/2010         10.104896          12.254278        498,551.0357
01/01/2011 to 12/31/2011         12.254278           9.770137        504,752.3100
01/01/2012 to 12/31/2012          9.770137          11.390879        443,949.9713
01/01/2013 to 12/31/2013         11.390879          10.614449        429,036.5717
01/01/2014 to 12/31/2014         10.614449           9.730617        439,643.8098
01/01/2015 to 12/31/2015          9.730617           8.224494        437,431.9344
01/01/2016 to 12/31/2016          8.224494           8.993406        418,035.4176
01/01/2017 to 12/31/2017          8.993406          11.318888        416,117.3170
01/01/2018 to 12/31/2018         11.318888           9.525009        416,838.0800
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997329          10.184744         23,363.8539
01/01/2011 to 12/31/2011         10.184744          10.189062         80,745.3079
01/01/2012 to 12/31/2012         10.189062          10.723728         95,306.9879
01/01/2013 to 12/31/2013         10.723728          10.920083        177,856.4214
01/01/2014 to 12/31/2014         10.920083          10.788031        178,832.8729
01/01/2015 to 12/31/2015         10.788031          10.491351        150,232.2307
01/01/2016 to 12/31/2016         10.491351          11.242413        140,356.0553
01/01/2017 to 12/31/2017         11.242413          11.431358        154,505.2433
01/01/2018 to 12/31/2018         11.431358          11.244215        144,707.6770
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987330           9.730713         57,534.0613
01/01/2012 to 12/31/2012          9.730713           9.961476         79,653.4623
01/01/2013 to 12/31/2013          9.961476           9.882501        175,276.7588
01/01/2014 to 12/31/2014          9.882501           9.794175        210,899.3209
01/01/2015 to 12/31/2015          9.794175           9.545245        199,164.9659
01/01/2016 to 12/31/2016          9.545245           9.654236        195,212.9759
01/01/2017 to 12/31/2017          9.654236           9.594391        203,615.9367
01/01/2018 to 12/31/2018          9.594391           9.449177        229,109.5796
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997863          10.857030          7,931.8000
01/01/2010 to 12/31/2010         10.857030          12.089395         21,611.3671
01/01/2011 to 12/31/2011         12.089395          11.817213         27,050.0398
01/01/2012 to 12/31/2012         11.817213          13.243492         31,455.2623
01/01/2013 to 12/31/2013         13.243492          13.122481         27,236.1020
01/01/2014 to 12/31/2014         13.122481          13.015836         23,407.4077
01/01/2015 to 12/31/2015         13.015836          12.233462         17,791.6682
01/01/2016 to 12/31/2016         12.233462          12.102151         16,662.8184
01/01/2017 to 12/31/2017         12.102151          11.885674         17,107.5932
01/01/2018 to 12/31/2018         11.885674          11.771823         16,389.0919
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.137520          12.073645       215,127.4600
01/01/2010 to 12/31/2010          12.073645          13.747804       266,329.6356
01/01/2011 to 12/31/2011          13.747804          12.729608       266,003.7854
01/01/2012 to 12/31/2012          12.729608          15.726790       244,246.6283
01/01/2013 to 12/31/2013          15.726790          15.969912       255,258.3020
01/01/2014 to 12/31/2014          15.969912          17.739431       238,545.6194
01/01/2015 to 12/31/2015          17.739431          17.153009       187,532.8058
01/01/2016 to 12/31/2016          17.153009          16.968843       168,779.6637
01/01/2017 to 12/31/2017          16.968843          18.430314       157,907.9580
01/01/2018 to 12/31/2018          18.430314          16.509873       142,790.8184
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.525416           5.900867       465,553.7700
01/01/2010 to 12/31/2010           5.900867           7.163541       442,385.9994
01/01/2011 to 12/31/2011           7.163541           7.253635       628,240.2268
01/01/2012 to 12/31/2012           7.253635           8.429276       556,634.4425
01/01/2013 to 12/31/2013           8.429276          12.036283       618,131.6826
01/01/2014 to 12/31/2014          12.036283          14.033965       731,528.6164
01/01/2015 to 12/31/2015          14.033965          13.207370       626,163.3164
01/01/2016 to 12/31/2016          13.207370          13.299503       579,289.1318
01/01/2017 to 12/31/2017          13.299503          15.444494       531,392.9836
01/01/2018 to 12/31/2018          15.444494          14.075601       466,573.6730
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558         1,502.2984
01/01/2011 to 12/31/2011         132.713558         120.335247         4,118.5333
01/01/2012 to 12/31/2012         120.335247         144.568601         5,059.2491
01/01/2013 to 12/31/2013         144.568601         182.589254         5,317.7233
01/01/2014 to 04/25/2014         182.589254         189.802385             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.556518           6.165216       173,157.6300
01/01/2010 to 12/31/2010           6.165216           6.489699       209,824.7001
01/01/2011 to 04/29/2011           6.489699           6.888201             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.713021          10.838586       249,162.6096
01/01/2013 to 12/31/2013          10.838586          10.148878       113,370.3208
01/01/2014 to 12/31/2014          10.148878          10.705006       133,350.1990
01/01/2015 to 12/31/2015          10.705006          10.543429       117,770.7412
01/01/2016 to 12/31/2016          10.543429          10.476034       247,608.4152
01/01/2017 to 12/31/2017          10.476034          10.541398       171,072.6629
01/01/2018 to 12/31/2018          10.541398          10.330014       190,821.9177
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.921961          16.608788       655,127.1400
01/01/2010 to 12/31/2010          16.608788          18.962797       689,471.3848
01/01/2011 to 12/31/2011          18.962797          15.946001       680,095.0335
01/01/2012 to 12/31/2012          15.946001          20.210702       634,012.1052
01/01/2013 to 12/31/2013          20.210702          25.863792       597,320.1319
01/01/2014 to 12/31/2014          25.863792          23.895680       571,487.5674
01/01/2015 to 12/31/2015          23.895680          22.374448       553,237.3265
01/01/2016 to 12/31/2016          22.374448          23.736760       505,113.5951
01/01/2017 to 12/31/2017          23.736760          30.363402       458,211.6892
01/01/2018 to 12/31/2018          30.363402          22.635977       496,569.7942
--------------------------       ----------         ----------       ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010622           1.044035        6,041,207.6991
01/01/2013 to 12/31/2013          1.044035           1.042928        4,571,806.7933
01/01/2014 to 12/31/2014          1.042928           1.079867        3,848,729.3607
01/01/2015 to 12/31/2015          1.079867           1.014480        3,286,548.4613
01/01/2016 to 12/31/2016          1.014480           1.111459        3,927,946.3490
01/01/2017 to 12/31/2017          1.111459           1.199066        3,084,936.3992
01/01/2018 to 12/31/2018          1.199066           1.100120        2,227,386.3739
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.138352           8.860663          226,756.6500
01/01/2010 to 12/31/2010          8.860663           9.980379          247,515.9506
01/01/2011 to 12/31/2011          9.980379           9.642864          298,308.1995
01/01/2012 to 12/31/2012          9.642864          11.198746          257,812.0454
01/01/2013 to 12/31/2013         11.198746          14.869131          273,962.9408
01/01/2014 to 12/31/2014         14.869131          15.939898          286,461.1319
01/01/2015 to 12/31/2015         15.939898          14.698649          226,856.4057
01/01/2016 to 12/31/2016         14.698649          16.908284          217,444.5047
01/01/2017 to 12/31/2017         16.908284          19.571033          191,046.7340
01/01/2018 to 12/31/2018         19.571033          16.858260          185,954.6903
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.308000          12.215411          364,116.2700
01/01/2010 to 12/31/2010         12.215411          15.116340          321,247.1118
01/01/2011 to 12/31/2011         15.116340          14.664720          293,672.5541
01/01/2012 to 12/31/2012         14.664720          17.001734          269,456.4155
01/01/2013 to 12/31/2013         17.001734          23.372353          269,442.9936
01/01/2014 to 12/31/2014         23.372353          24.734239          222,519.7395
01/01/2015 to 12/31/2015         24.734239          23.841823          196,493.2772
01/01/2016 to 12/31/2016         23.841823          26.055023          186,574.5531
01/01/2017 to 12/31/2017         26.055023          32.026594          173,969.4230
01/01/2018 to 12/31/2018         32.026594          28.563136          169,657.6656
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211          330,901.6149
01/01/2014 to 12/31/2014         10.356211          10.673385          487,317.6635
01/01/2015 to 12/31/2015         10.673385          10.517820          447,374.9048
01/01/2016 to 12/31/2016         10.517820          10.544724          415,869.4762
01/01/2017 to 12/31/2017         10.544724          10.684125          410,452.8710
01/01/2018 to 12/31/2018         10.684125          10.478940          444,269.8707
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.918564           9.806590          273,564.6800
01/01/2010 to 12/31/2010          9.806590          10.203969          330,575.7949
01/01/2011 to 12/31/2011         10.203969          10.586761          385,106.3874
01/01/2012 to 12/31/2012         10.586761          10.891608          390,579.9529
01/01/2013 to 04/26/2013         10.891608          10.862933                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073          268,794.8379
01/01/2013 to 12/31/2013          1.046073           1.138585        1,313,599.5066
01/01/2014 to 12/31/2014          1.138585           1.194489        2,813,064.2568
01/01/2015 to 12/31/2015          1.194489           1.181897        3,048,451.4119
01/01/2016 to 12/31/2016          1.181897           1.192722        4,061,789.8979
01/01/2017 to 12/31/2017          1.192722           1.364604        2,837,775.1857
01/01/2018 to 12/31/2018          1.364604           1.241924        2,418,821.2751
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996775           1.036466                0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451                0.0000
01/01/2016 to 12/31/2016          1.006451           1.006706            2,092.0317
01/01/2017 to 12/31/2017          1.006706           1.140239            1,879.7644
01/01/2018 to 04/30/2018          1.140239           1.109974                0.0000
--------------------------        --------           --------            ----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.692637          10.623452          216,286.5400
01/01/2010 to 12/31/2010         10.623452          12.711856          261,038.0425
01/01/2011 to 12/31/2011         12.711856          12.282006          267,508.6612
01/01/2012 to 12/31/2012         12.282006          14.082838          243,594.2593
01/01/2013 to 12/31/2013         14.082838          16.176496          195,353.9061
01/01/2014 to 12/31/2014         16.176496          16.414140          177,994.9838
01/01/2015 to 12/31/2015         16.414140          16.294774          131,150.3655
01/01/2016 to 12/31/2016         16.294774          16.743511          133,837.8842
01/01/2017 to 12/31/2017         16.743511          20.192923          116,628.3422
01/01/2018 to 12/31/2018         20.192923          18.733948          145,083.7593
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181           28,870.3124
01/01/2014 to 12/31/2014         11.218181          12.020401           84,752.9090
01/01/2015 to 12/31/2015         12.020401          11.645409          167,568.1626
01/01/2016 to 12/31/2016         11.645409          11.918633          260,839.5573
01/01/2017 to 12/31/2017         11.918633          13.506023          239,806.9479
01/01/2018 to 12/31/2018         13.506023          12.292157          161,024.1896
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.757497          12.589633          665,355.4200
01/01/2010 to 12/31/2010         12.589633          13.754786          619,188.1863
01/01/2011 to 12/31/2011         13.754786          12.044296          612,198.6971
01/01/2012 to 12/31/2012         12.044296          13.783845          551,210.7799
01/01/2013 to 12/31/2013         13.783845          16.120882          486,790.1753
01/01/2014 to 12/31/2014         16.120882          14.710824          448,147.1069
01/01/2015 to 12/31/2015         14.710824          14.170798          432,293.3192
01/01/2016 to 12/31/2016         14.170798          13.775488          393,137.1040
01/01/2017 to 12/31/2017         13.775488          17.314068          379,440.0888
01/01/2018 to 12/31/2018         17.314068          14.601537          331,822.0797
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663                0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324          387,797.0201
01/01/2016 to 12/31/2016          0.956324           1.042179          394,530.9556
01/01/2017 to 12/31/2017          1.042179           1.150874          256,097.1181
01/01/2018 to 12/31/2018          1.150874           1.042848          197,940.7438
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.794618          12.496906        1,041,955.2900
01/01/2010 to 12/31/2010         12.496906          13.206793        1,129,970.7117
01/01/2011 to 12/31/2011         13.206793          14.395490        1,210,604.2463
01/01/2012 to 12/31/2012         14.395490          15.405124        1,118,986.0246
01/01/2013 to 12/31/2013         15.405124          13.706335        1,055,891.9905
01/01/2014 to 12/31/2014         13.706335          13.830534          963,207.8928
01/01/2015 to 12/31/2015         13.830534          13.141594          878,686.2213
01/01/2016 to 12/31/2016         13.141594          13.530141          832,757.2996
01/01/2017 to 12/31/2017         13.530141          13.729721          797,418.7612
01/01/2018 to 12/31/2018         13.729721          13.138794          781,474.7148
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.648587          14.640758        1,483,864.8500
01/01/2010 to 12/31/2010         14.640758          15.531222        2,149,754.7395
01/01/2011 to 12/31/2011         15.531222          15.714895        2,295,007.1846
01/01/2012 to 12/31/2012         15.714895          16.838529        2,285,932.5719
01/01/2013 to 12/31/2013         16.838529          16.197052        2,145,523.2305
01/01/2014 to 12/31/2014         16.197052          16.550123        1,654,825.5646
01/01/2015 to 12/31/2015         16.550123          16.231332        1,547,820.1743
01/01/2016 to 12/31/2016         16.231332          16.333311        1,319,488.0326
01/01/2017 to 12/31/2017         16.333311          16.739704        1,353,303.0732
01/01/2018 to 12/31/2018         16.739704          16.376958        1,361,952.7934
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214562          10.711818            9,508.0192
01/01/2014 to 12/31/2014         10.711818          11.412702           27,786.4919
01/01/2015 to 12/31/2015         11.412702          11.052241          153,664.0305
01/01/2016 to 12/31/2016         11.052241          11.333706          100,319.6329
01/01/2017 to 12/31/2017         11.333706          12.946364          124,589.0158
01/01/2018 to 04/30/2018         12.946364          12.359927                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118          715,130.5976
01/01/2013 to 12/31/2013          1.064118           1.149085        1,881,624.4447
01/01/2014 to 12/31/2014          1.149085           1.214108        1,726,281.2753
01/01/2015 to 12/31/2015          1.214108           1.180194        2,101,205.3643
01/01/2016 to 12/31/2016          1.180194           1.222834        2,508,539.1714
01/01/2017 to 12/31/2017          1.222834           1.370736        2,135,093.2708
01/01/2018 to 12/31/2018          1.370736           1.217449        2,430,725.2845
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.419070          10.311303          461,845.2100
01/01/2010 to 12/31/2010         10.311303          11.349916        1,626,318.4033
01/01/2011 to 12/31/2011         11.349916          11.249304        1,638,674.4971
01/01/2012 to 12/31/2012         11.249304          12.447953        1,793,104.8400
01/01/2013 to 12/31/2013         12.447953          13.786215        1,751,980.8225
01/01/2014 to 12/31/2014         13.786215          14.305752        1,565,218.6194
01/01/2015 to 12/31/2015         14.305752          13.754045        1,444,706.6398
01/01/2016 to 12/31/2016         13.754045          14.268643        1,192,609.7933
01/01/2017 to 12/31/2017         14.268643          16.213280        1,172,118.6191
01/01/2018 to 12/31/2018         16.213280          14.861887        1,004,776.1509
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.718586           9.772201          648,280.6700
01/01/2010 to 12/31/2010          9.772201          10.940057          824,621.1318
01/01/2011 to 12/31/2011         10.940057          10.500781          797,701.8665
01/01/2012 to 12/31/2012         10.500781          11.844879          784,580.2073
01/01/2013 to 12/31/2013         11.844879          13.715502          793,352.0073
01/01/2014 to 12/31/2014         13.715502          14.174143          705,988.2684
01/01/2015 to 12/31/2015         14.174143          13.579155          585,371.0785
01/01/2016 to 12/31/2016         13.579155          14.233089          711,488.3748
01/01/2017 to 12/31/2017         14.233089          16.700077          726,451.3604
01/01/2018 to 12/31/2018         16.700077          14.943358          565,801.1956
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.883018          40.501421        241,971.2300
01/01/2010 to 12/31/2010         40.501421          46.479634        226,799.8200
01/01/2011 to 12/31/2011         46.479634          43.755758        209,631.0324
01/01/2012 to 12/31/2012         43.755758          50.620493        187,902.6054
01/01/2013 to 12/31/2013         50.620493          66.410645        171,373.2829
01/01/2014 to 12/31/2014         66.410645          73.777620        163,311.4205
01/01/2015 to 12/31/2015         73.777620          69.758250        136,919.8034
01/01/2016 to 12/31/2016         69.758250          79.318647        128,016.1156
01/01/2017 to 12/31/2017         79.318647          90.975776        123,309.5000
01/01/2018 to 12/31/2018         90.975776          81.038640        105,813.1484
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.562399           7.935494        869,196.4400
01/01/2010 to 12/31/2010          7.935494           9.936782        863,881.2115
01/01/2011 to 12/31/2011          9.936782           9.584698        895,748.8130
01/01/2012 to 12/31/2012          9.584698          10.684677        788,949.6902
01/01/2013 to 12/31/2013         10.684677          14.311326        759,322.5495
01/01/2014 to 12/31/2014         14.311326          15.827880        724,768.8484
01/01/2015 to 12/31/2015         15.827880          16.558109        668,441.7231
01/01/2016 to 12/31/2016         16.558109          17.247689        600,496.9740
01/01/2017 to 12/31/2017         17.247689          21.101109        530,674.3581
01/01/2018 to 12/31/2018         21.101109          20.237905        504,284.6122
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.587328          19.342430         79,270.9800
01/01/2010 to 12/31/2010         19.342430          23.811597         86,286.6608
01/01/2011 to 12/31/2011         23.811597          22.489026         92,984.1668
01/01/2012 to 12/31/2012         22.489026          25.293673         99,257.5765
01/01/2013 to 12/31/2013         25.293673          32.322692         83,822.0847
01/01/2014 to 12/31/2014         32.322692          34.755277         76,425.2509
01/01/2015 to 12/31/2015         34.755277          31.022786         68,079.8469
01/01/2016 to 12/31/2016         31.022786          35.140654         68,579.0280
01/01/2017 to 12/31/2017         35.140654          37.729420         60,337.3208
01/01/2018 to 12/31/2018         37.729420          33.242572         54,934.3666
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.465811          12.281690        304,500.3300
01/01/2010 to 12/31/2010         12.281690          14.963407        307,205.6209
01/01/2011 to 12/31/2011         14.963407          13.751431        310,774.3725
01/01/2012 to 12/31/2012         13.751431          15.927672        292,433.3732
01/01/2013 to 12/31/2013         15.927672          20.720268        274,147.8604
01/01/2014 to 12/31/2014         20.720268          23.008283        266,958.4687
01/01/2015 to 12/31/2015         23.008283          20.506331        199,846.9200
01/01/2016 to 12/31/2016         20.506331          22.761565        180,147.8641
01/01/2017 to 12/31/2017         22.761565          24.731950        168,827.1697
01/01/2018 to 12/31/2018         24.731950          21.028302        152,001.5604
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019        380,194.0141
01/01/2014 to 12/31/2014          9.738019           9.230659        366,737.0107
01/01/2015 to 12/31/2015          9.230659           8.855935        324,346.4706
01/01/2016 to 12/31/2016          8.855935           9.123581        310,053.3717
01/01/2017 to 12/31/2017          9.123581          12.069862        280,924.8307
01/01/2018 to 12/31/2018         12.069862           9.800702        291,242.7824
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.032009           8.433038          206,429.6600
01/01/2010 to 12/31/2010          8.433038           8.840352          398,323.4019
01/01/2011 to 12/31/2011          8.840352           7.431387          459,960.0083
01/01/2012 to 12/31/2012          7.431387           8.558211          407,372.2121
01/01/2013 to 04/26/2013          8.558211           8.860558                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.403231          10.228161        1,778,524.6800
01/01/2010 to 12/31/2010         10.228161          10.030636        1,380,179.2006
01/01/2011 to 12/31/2011         10.030636           9.837451        1,873,563.1243
01/01/2012 to 12/31/2012          9.837451           9.646441        2,121,212.5334
01/01/2013 to 12/31/2013          9.646441           9.460150        1,479,539.3886
01/01/2014 to 12/31/2014          9.460150           9.277457        1,230,376.9862
01/01/2015 to 12/31/2015          9.277457           9.098292        1,235,575.2766
01/01/2016 to 12/31/2016          9.098292           8.932593        1,462,942.5061
01/01/2017 to 12/31/2017          8.932593           8.816155        1,260,794.0486
01/01/2018 to 12/31/2018          8.816155           8.778884        1,105,723.1063
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.335259          13.548918            2,708.4104
01/01/2015 to 12/31/2015         13.548918          13.209458          101,202.1136
01/01/2016 to 12/31/2016         13.209458          13.541222          126,946.3017
01/01/2017 to 12/31/2017         13.541222          14.201094          145,826.2733
01/01/2018 to 12/31/2018         14.201094          13.561749          132,189.8155
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.912878          10.743120        4,398,317.5600
01/01/2010 to 12/31/2010         10.743120          11.684387        5,419,629.1560
01/01/2011 to 12/31/2011         11.684387          11.662678        5,926,220.4697
01/01/2012 to 12/31/2012         11.662678          12.684198        5,678,239.2719
01/01/2013 to 12/31/2013         12.684198          13.568692        4,283,688.3075
01/01/2014 to 04/25/2014         13.568692          13.656637                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.618348          10.656747        7,395,306.8800
01/01/2010 to 12/31/2010         10.656747          11.746928        7,246,171.0992
01/01/2011 to 12/31/2011         11.746928          11.507100        7,183,513.1276
01/01/2012 to 12/31/2012         11.507100          12.682311        6,707,074.9680
01/01/2013 to 12/31/2013         12.682311          14.206742        6,422,839.0860
01/01/2014 to 04/25/2014         14.206742          14.244938                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.654448          13.984391        9,839,339.8676
01/01/2015 to 12/31/2015         13.984391          13.567117        8,687,239.5344
01/01/2016 to 12/31/2016         13.567117          14.115122        7,851,797.1405
01/01/2017 to 12/31/2017         14.115122          15.316552        7,084,668.2591
01/01/2018 to 12/31/2018         15.316552          14.358139        6,281,336.8924
--------------------------       ---------          ---------        --------------


                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.226006          10.353072        17,813,180.5700
01/01/2010 to 12/31/2010         10.353072          11.532610        17,558,696.2502
01/01/2011 to 12/31/2011         11.532610          11.117766        16,722,597.8314
01/01/2012 to 12/31/2012         11.117766          12.420769        15,354,362.3968
01/01/2013 to 12/31/2013         12.420769          14.546353        13,938,617.2351
01/01/2014 to 04/25/2014         14.546353          14.541568                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.539238          15.003394        12,879,076.6502
01/01/2015 to 12/31/2015         15.003394          14.527095        12,123,051.5317
01/01/2016 to 12/31/2016         14.527095          15.258832        11,015,167.7578
01/01/2017 to 12/31/2017         15.258832          17.169567        10,157,644.5278
01/01/2018 to 12/31/2018         17.169567          15.804985         9,018,294.0186
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.903906          10.084271        22,947,136.9500
01/01/2010 to 12/31/2010         10.084271          11.421522        21,480,693.1120
01/01/2011 to 12/31/2011         11.421522          10.767511        20,238,702.9542
01/01/2012 to 12/31/2012         10.767511          12.218361        18,463,229.0297
01/01/2013 to 12/31/2013         12.218361          15.087673        18,089,146.0577
01/01/2014 to 04/25/2014         15.087673          15.000680                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.007020           8.833697           920,501.6200
01/01/2010 to 12/31/2010          8.833697           9.533474           968,471.5035
01/01/2011 to 12/31/2011          9.533474           9.185137         1,006,244.3855
01/01/2012 to 12/31/2012          9.185137          10.459139           848,866.0659
01/01/2013 to 04/26/2013         10.459139          11.240161                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.987667          15.555374        17,241,505.9160
01/01/2015 to 12/31/2015         15.555374          14.996203        16,055,806.4982
01/01/2016 to 12/31/2016         14.996203          15.903853        14,975,203.2019
01/01/2017 to 12/31/2017         15.903853          18.586373        13,848,572.1052
01/01/2018 to 12/31/2018         18.586373          16.746933        12,274,198.5102
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.439282          11.685978           494,122.7500
01/01/2010 to 12/31/2010         11.685978          13.152006           481,731.7165
01/01/2011 to 12/31/2011         13.152006          13.735717           437,755.0056
01/01/2012 to 12/31/2012         13.735717          15.029032           411,874.6476
01/01/2013 to 12/31/2013         15.029032          20.119975           377,386.5856
01/01/2014 to 12/31/2014         20.119975          20.061686           333,160.6496
01/01/2015 to 12/31/2015         20.061686          17.772703           294,691.1613
01/01/2016 to 12/31/2016         17.772703          21.377678           262,767.8683
01/01/2017 to 12/31/2017         21.377678          23.595049           236,227.6198
01/01/2018 to 12/31/2018         23.595049          20.032372           222,265.0830
--------------------------       ---------          ---------        ---------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.126445       14.173037              48,950.7700
01/01/2010 to 12/31/2010         14.173037       17.039399              64,061.2893
01/01/2011 to 12/31/2011         17.039399       13.994917             102,077.9934
01/01/2012 to 12/31/2012         13.994917       16.180386              80,129.1659
01/01/2013 to 12/31/2013         16.180386       20.247946              79,438.8824
01/01/2014 to 12/31/2014         20.247946       18.527540              76,050.6664
01/01/2015 to 12/31/2015         18.527540       19.215428              65,683.3265
01/01/2016 to 12/31/2016         19.215428       19.942328              64,773.4544
01/01/2017 to 12/31/2017         19.942328       25.513334              71,037.8777
01/01/2018 to 12/31/2018         25.513334       19.873445              81,345.7530
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.310097       21.611432              22,177.4387
01/01/2017 to 12/31/2017         21.611432       25.182019              19,722.9639
01/01/2018 to 12/31/2018         25.182019       24.605839              23,177.4456
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.319591       15.048694               3,065.5300
01/01/2010 to 12/31/2010         15.048694       17.109420               5,263.8678
01/01/2011 to 12/31/2011         17.109420       15.962150              14,285.5477
01/01/2012 to 12/31/2012         15.962150       17.276625              16,000.9901
01/01/2013 to 12/31/2013         17.276625       22.485788              13,422.0703
01/01/2014 to 12/31/2014         22.485788       24.462156              14,842.3848
01/01/2015 to 12/31/2015         24.462156       23.929621              14,436.7608
01/01/2016 to 04/29/2016         23.929621       24.035545                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.602823       11.121899           1,227,941.7700
01/01/2010 to 12/31/2010         11.121899       12.196133           1,294,700.0593
01/01/2011 to 12/31/2011         12.196133       11.461201           1,226,104.7499
01/01/2012 to 12/31/2012         11.461201       12.666252           1,100,194.1416
01/01/2013 to 12/31/2013         12.666252       16.586560             970,277.2572
01/01/2014 to 12/31/2014         16.586560       17.965521             835,081.2406
01/01/2015 to 12/31/2015         17.965521       18.017925             724,407.7815
01/01/2016 to 12/31/2016         18.017925       18.933800             621,517.9672
01/01/2017 to 12/31/2017         18.933800       22.082510             557,037.3955
01/01/2018 to 12/31/2018         22.082510       21.599717             476,881.7595
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539       16.978719             126,621.4106
01/01/2014 to 12/31/2014         16.978719       18.461769             117,413.6164
01/01/2015 to 12/31/2015         18.461769       18.576735              89,886.8215
01/01/2016 to 12/31/2016         18.576735       19.157627              81,998.8229
01/01/2017 to 12/31/2017         19.157627       23.473812              78,032.1768
01/01/2018 to 12/31/2018         23.473812       21.659587              67,765.2185
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.765426       11.207329             153,829.8300
01/01/2010 to 12/31/2010         11.207329       13.976597             149,475.6678
01/01/2011 to 12/31/2011         13.976597       12.683903             155,423.7876
01/01/2012 to 12/31/2012         12.683903       13.186379             140,043.4880
01/01/2013 to 04/26/2013         13.186379       14.203849                   0.0000
--------------------------       ---------       ---------           --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.857833          10.754899        606,263.3700
01/01/2010 to 12/31/2010         10.754899          11.740621        661,059.1769
01/01/2011 to 12/31/2011         11.740621          11.539887        616,038.6958
01/01/2012 to 12/31/2012         11.539887          13.076365        945,535.0134
01/01/2013 to 12/31/2013         13.076365          17.534432        863,679.6468
01/01/2014 to 12/31/2014         17.534432          18.699312        693,492.4034
01/01/2015 to 12/31/2015         18.699312          20.270982        615,548.1641
01/01/2016 to 12/31/2016         20.270982          19.853726        539,971.1122
01/01/2017 to 12/31/2017         19.853726          26.673813        498,603.2347
01/01/2018 to 12/31/2018         26.673813          26.185577        463,481.3194
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.692132           6.880133         95,769.4700
01/01/2010 to 12/31/2010          6.880133           7.785384         72,092.9203
01/01/2011 to 12/31/2011          7.785384           7.342156         75,358.1675
01/01/2012 to 12/31/2012          7.342156           8.112065         71,574.0383
01/01/2013 to 04/26/2013          8.112065           8.702527              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.273087           7.431246        847,021.1500
01/01/2010 to 12/31/2010          7.431246           7.972627        739,884.4914
01/01/2011 to 12/31/2011          7.972627           7.711030        643,288.4571
01/01/2012 to 04/27/2012          7.711030           8.659366              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.597790          14.035364         11,671.9500
01/01/2010 to 12/31/2010         14.035364          14.542133         61,682.5582
01/01/2011 to 12/31/2011         14.542133          15.281843         84,181.8830
01/01/2012 to 12/31/2012         15.281843          15.522125         93,770.4087
01/01/2013 to 12/31/2013         15.522125          14.831089         99,841.7588
01/01/2014 to 12/31/2014         14.831089          15.338804        140,927.3866
01/01/2015 to 12/31/2015         15.338804          15.034112        132,510.8942
01/01/2016 to 12/31/2016         15.034112          15.051416        222,705.0098
01/01/2017 to 12/31/2017         15.051416          15.195178        254,971.3587
01/01/2018 to 12/31/2018         15.195178          14.826969        252,730.3254
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.554900          13.108887          5,084.5400
01/01/2010 to 12/31/2010         13.108887          16.187965         23,161.8946
01/01/2011 to 12/31/2011         16.187965          15.520424         38,543.1033
01/01/2012 to 12/31/2012         15.520424          17.847034         40,594.3668
01/01/2013 to 12/31/2013         17.847034          23.235109         48,770.4602
01/01/2014 to 12/31/2014         23.235109          24.885561         62,308.9942
01/01/2015 to 12/31/2015         24.885561          23.751528         64,651.3399
01/01/2016 to 12/31/2016         23.751528          27.970784         73,199.8295
01/01/2017 to 12/31/2017         27.970784          31.712440         84,467.0777
01/01/2018 to 12/31/2018         31.712440          27.500297         81,671.9733
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.710683          11.184363            4,230.8000
01/01/2010 to 12/31/2010         11.184363          11.820151           41,770.6286
01/01/2011 to 12/31/2011         11.820151          10.125498           48,280.0468
01/01/2012 to 12/31/2012         10.125498          11.710239           47,606.7732
01/01/2013 to 12/31/2013         11.710239          13.946021           53,054.1076
01/01/2014 to 12/31/2014         13.946021          12.810855           69,518.5456
01/01/2015 to 12/31/2015         12.810855          12.398742           75,679.4832
01/01/2016 to 12/31/2016         12.398742          12.277091           70,941.8505
01/01/2017 to 12/31/2017         12.277091          14.996013           91,785.7910
01/01/2018 to 12/31/2018         14.996013          12.627942           94,970.7233
--------------------------       ---------          ---------           -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.797769          13.242265            9,134.4000
01/01/2010 to 12/31/2010         13.242265          16.434193           27,741.0131
01/01/2011 to 12/31/2011         16.434193          15.419887           42,290.0866
01/01/2012 to 12/31/2012         15.419887          17.531671           37,828.4839
01/01/2013 to 12/31/2013         17.531671          23.747538           53,487.8694
01/01/2014 to 12/31/2014         23.747538          24.390502           59,451.9536
01/01/2015 to 12/31/2015         24.390502          22.834348           59,458.7689
01/01/2016 to 12/31/2016         22.834348          27.079395           68,768.4555
01/01/2017 to 12/31/2017         27.079395          30.355426           83,031.7500
01/01/2018 to 12/31/2018         30.355426          26.430217           79,203.0300
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.178048          10.098983          510,154.3100
01/01/2010 to 12/31/2010         10.098983          11.339221          541,883.2528
01/01/2011 to 12/31/2011         11.339221          11.302549          520,759.4373
01/01/2012 to 12/31/2012         11.302549          12.793188          499,981.3681
01/01/2013 to 12/31/2013         12.793188          16.523216          488,528.5151
01/01/2014 to 12/31/2014         16.523216          18.326695          520,691.9284
01/01/2015 to 12/31/2015         18.326695          18.136929          408,433.6284
01/01/2016 to 12/31/2016         18.136929          19.811307          419,237.5743
01/01/2017 to 12/31/2017         19.811307          23.555217          430,419.0593
01/01/2018 to 12/31/2018         23.555217          21.981888          455,720.0638
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447          559,724.3349
01/01/2014 to 12/31/2014         20.280447          21.989471          397,625.5633
01/01/2015 to 12/31/2015         21.989471          21.486214          263,791.5656
01/01/2016 to 12/31/2016         21.486214          24.041440          246,163.9431
01/01/2017 to 12/31/2017         24.041440          27.724163          209,937.1005
01/01/2018 to 12/31/2018         27.724163          24.401509          185,387.0914
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          6.575143           8.052755          955,074.8000
01/01/2010 to 12/31/2010          8.052755           8.767870        1,116,214.9137
01/01/2011 to 12/31/2011          8.767870           8.551865        1,160,376.4266
01/01/2012 to 12/31/2012          8.551865           9.552891        1,024,233.5245
01/01/2013 to 04/26/2013          9.552891          10.446064                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979          165,801.8495
01/01/2014 to 12/31/2014         23.271979          22.753952          172,755.9547
01/01/2015 to 12/31/2015         22.753952          22.399330          155,478.6363
01/01/2016 to 12/31/2016         22.399330          26.007469          147,806.8995
01/01/2017 to 12/31/2017         26.007469          29.457175          140,056.0538
01/01/2018 to 12/31/2018         29.457175          26.867245          117,323.3532
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.169250          12.297858        249,227.7500
01/01/2010 to 12/31/2010         12.297858          14.817473        247,395.5172
01/01/2011 to 12/31/2011         14.817473          13.765157        257,269.5371
01/01/2012 to 12/31/2012         13.765157          14.211408        237,844.2836
01/01/2013 to 04/26/2013         14.211408          15.382164              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769        276,940.1258
01/01/2014 to 12/31/2014          8.414769           8.980610        339,326.8364
01/01/2015 to 12/31/2015          8.980610           9.733056        458,749.6960
01/01/2016 to 12/31/2016          9.733056           9.691312        445,465.4630
01/01/2017 to 12/31/2017          9.691312          12.686600        449,585.0133
01/01/2018 to 12/31/2018         12.686600          12.296647        480,139.2656
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.361013           5.240020        306,202.5400
01/01/2010 to 12/31/2010          5.240020           6.561892        379,518.1706
01/01/2011 to 12/31/2011          6.561892           5.798617        407,786.9118
01/01/2012 to 12/31/2012          5.798617           6.375121        319,676.8401
01/01/2013 to 04/26/2013          6.375121           6.654953              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.594916          14.692216         10,791.9700
01/01/2010 to 12/31/2010         14.692216          18.590756         45,029.1746
01/01/2011 to 12/31/2011         18.590756          15.192146         66,648.8173
01/01/2012 to 12/31/2012         15.192146          15.281305         73,156.4439
01/01/2013 to 12/31/2013         15.281305          16.597945         65,769.9466
01/01/2014 to 12/31/2014         16.597945          13.213211         65,949.5536
01/01/2015 to 12/31/2015         13.213211           8.713017         70,369.4598
01/01/2016 to 12/31/2016          8.713017          12.282311         69,680.3143
01/01/2017 to 12/31/2017         12.282311          11.956537         66,672.4848
01/01/2018 to 12/31/2018         11.956537           8.341436         62,966.5663
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.644760          27.535872        235,712.2463
01/01/2017 to 12/31/2017         27.535872          29.147826        226,086.2294
01/01/2018 to 12/31/2018         29.147826          27.431690        196,516.6444
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.957050          20.062309        405,642.3800
01/01/2010 to 12/31/2010         20.062309          22.226037        391,854.2541
01/01/2011 to 12/31/2011         22.226037          22.769795        352,257.5726
01/01/2012 to 12/31/2012         22.769795          25.218708        337,627.1542
01/01/2013 to 12/31/2013         25.218708          26.705088        325,630.8023
01/01/2014 to 12/31/2014         26.705088          27.454089        299,474.3112
01/01/2015 to 12/31/2015         27.454089          26.338441        258,102.6481
01/01/2016 to 04/29/2016         26.338441          27.089935              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.188815          28.122733         64,270.7245
01/01/2017 to 12/31/2017         28.122733          29.783609         55,466.9510
01/01/2018 to 12/31/2018         29.783609          28.061712         50,121.0985
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.702120          12.246981            60,718.3372
01/01/2011 to 12/31/2011      12.246981          12.426349            78,624.3081
01/01/2012 to 12/31/2012      12.426349          13.580985           108,026.6966
01/01/2013 to 12/31/2013      13.580985          13.506630           121,797.2252
01/01/2014 to 12/31/2014      13.506630          13.834275           147,446.5074
01/01/2015 to 12/31/2015      13.834275          13.369388           157,003.6528
01/01/2016 to 04/29/2016      13.369388          13.676166                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.055223          15.366947           161,865.9900
01/01/2010 to 12/31/2010      15.366947          15.897958           203,766.2323
01/01/2011 to 12/31/2011      15.897958          16.412787           160,916.6832
01/01/2012 to 12/31/2012      16.412787          16.584684           144,073.2015
01/01/2013 to 12/31/2013      16.584684          16.117171           117,851.8826
01/01/2014 to 12/31/2014      16.117171          16.209000            97,919.8265
01/01/2015 to 12/31/2015      16.209000          15.944786            96,739.8048
01/01/2016 to 12/31/2016      15.944786          15.796573           107,566.7412
01/01/2017 to 12/31/2017      15.796573          15.751995            80,976.9722
01/01/2018 to 12/31/2018      15.751995          15.553905            80,160.9752

SERIES L-4 YEAR




                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468         49,204.1317
01/01/2013 to 12/31/2013         10.453468          11.382887         50,012.5652
01/01/2014 to 12/31/2014         11.382887          11.971383         56,153.9679
01/01/2015 to 12/31/2015         11.971383          11.796393         49,933.6026
01/01/2016 to 12/31/2016         11.796393          11.972630         43,644.6794
01/01/2017 to 12/31/2017         11.972630          13.327858         41,376.5521
01/01/2018 to 12/31/2018         13.327858          12.145916         37,907.4352
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.980314           8.844211        293,165.8800
01/01/2010 to 12/31/2010          8.844211           9.718562        628,454.2513
01/01/2011 to 12/31/2011          9.718562           9.319201        661,735.7080
01/01/2012 to 12/31/2012          9.319201          10.364233        670,620.3430
01/01/2013 to 12/31/2013         10.364233          12.035729        637,528.1756
01/01/2014 to 12/31/2014         12.035729          12.504793        568,809.6926
01/01/2015 to 12/31/2015         12.504793          12.164596        544,307.1998
01/01/2016 to 12/31/2016         12.164596          12.848534        516,614.2070
01/01/2017 to 12/31/2017         12.848534          14.710598        505,854.5161
01/01/2018 to 12/31/2018         14.710598          13.789101        481,603.9858
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.331349           8.314334        584,176.2000
01/01/2010 to 12/31/2010          8.314334           9.244030        457,473.0953
01/01/2011 to 12/31/2011          9.244030           8.628175        453,732.0376
01/01/2012 to 12/31/2012          8.628175           9.817988        420,099.1125
01/01/2013 to 12/31/2013          9.817988          12.033942        385,341.9748
01/01/2014 to 12/31/2014         12.033942          12.542849        315,836.0880
01/01/2015 to 12/31/2015         12.542849          12.195441        307,054.7790
01/01/2016 to 12/31/2016         12.195441          13.018383        266,709.2307
01/01/2017 to 12/31/2017         13.018383          15.477718        255,277.9577
01/01/2018 to 12/31/2018         15.477718          14.287159        254,133.4444
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.733881           7.802145         56,450.9000
01/01/2010 to 12/31/2010          7.802145           9.044777         67,612.6967
01/01/2011 to 12/31/2011          9.044777           8.453840         68,767.7116
01/01/2012 to 12/31/2012          8.453840           9.723437         56,762.1755
01/01/2013 to 12/31/2013          9.723437          12.363621         45,555.9777
01/01/2014 to 12/31/2014         12.363621          13.104005         31,245.4330
01/01/2015 to 12/31/2015         13.104005          13.671473         18,447.4083
01/01/2016 to 12/31/2016         13.671473          14.612853         12,306.2019
01/01/2017 to 12/31/2017         14.612853          18.311975         17,589.7313
01/01/2018 to 12/31/2018         18.311975          17.848794         12,829.2070
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.651043           9.249565        326,695.1800
01/01/2010 to 12/31/2010          9.249565           9.959711        407,093.2315
01/01/2011 to 12/31/2011          9.959711           9.776712        400,461.9502
01/01/2012 to 12/31/2012          9.776712          10.615421        390,806.0138
01/01/2013 to 12/31/2013         10.615421          11.806193        325,162.5726
01/01/2014 to 12/31/2014         11.806193          12.271564        288,830.1861
01/01/2015 to 12/31/2015         12.271564          11.935256        273,787.6598
01/01/2016 to 12/31/2016         11.935256          12.513136        235,765.8497
01/01/2017 to 12/31/2017         12.513136          13.849425        228,270.9811
01/01/2018 to 12/31/2018         13.849425          13.103521        205,177.7901
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469         79,249.2244
01/01/2013 to 12/31/2013         11.433469          10.821573         72,129.0988
01/01/2014 to 12/31/2014         10.821573          11.025808         62,933.1490
01/01/2015 to 12/31/2015         11.025808           9.767904         60,069.3317
01/01/2016 to 12/31/2016          9.767904          10.427270         52,027.9711
01/01/2017 to 12/31/2017         10.427270          11.217712         48,125.0634
01/01/2018 to 12/31/2018         11.217712          10.291172         43,638.9846
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425        203,652.4795
01/01/2013 to 12/31/2013         10.185425          11.007432        160,286.5219
01/01/2014 to 12/31/2014         11.007432          11.422048        149,700.5679
01/01/2015 to 12/31/2015         11.422048          11.178090        140,458.8429
01/01/2016 to 12/31/2016         11.178090          11.436581        123,048.4078
01/01/2017 to 12/31/2017         11.436581          12.696398        119,544.3033
01/01/2018 to 12/31/2018         12.696398          11.543816        121,098.2306
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.607839          16.677546         20,973.7700
01/01/2010 to 12/31/2010         16.677546          18.916374         30,654.6355
01/01/2011 to 12/31/2011         18.916374          18.967888         28,470.5814
01/01/2012 to 12/31/2012         18.967888          21.655009         31,439.3772
01/01/2013 to 12/31/2013         21.655009          23.195767         31,592.8432
01/01/2014 to 12/31/2014         23.195767          23.473952         30,348.6678
01/01/2015 to 12/31/2015         23.473952          22.066832         22,143.5121
01/01/2016 to 12/31/2016         22.066832          24.641087         20,138.0432
01/01/2017 to 12/31/2017         24.641087          26.015816         23,342.4686
01/01/2018 to 12/31/2018         26.015816          24.752738         21,885.1852
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.515886           9.767237        268,219.6100
01/01/2010 to 12/31/2010          9.767237          11.148208        253,750.6072
01/01/2011 to 12/31/2011         11.148208          10.291557        321,671.0844
01/01/2012 to 12/31/2012         10.291557          11.769572        301,302.3403
01/01/2013 to 12/31/2013         11.769572          14.933248        292,961.6994
01/01/2014 to 12/31/2014         14.933248          15.374689        280,946.2480
01/01/2015 to 12/31/2015         15.374689          14.760184        267,619.3905
01/01/2016 to 12/31/2016         14.760184          15.759017        253,002.5707
01/01/2017 to 12/31/2017         15.759017          18.981325        213,143.6166
01/01/2018 to 12/31/2018         18.981325          16.722434        276,885.3199
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.935849          10.351571         90,708.5136
01/01/2013 to 12/31/2013         10.351571          11.598045        141,717.1027
01/01/2014 to 12/31/2014         11.598045          12.459022        155,059.7192
01/01/2015 to 12/31/2015         12.459022          11.707250        155,382.5377
01/01/2016 to 12/31/2016         11.707250          12.429157        164,005.4145
01/01/2017 to 12/31/2017         12.429157          14.410188        155,085.6514
01/01/2018 to 12/31/2018         14.410188          13.076853        146,514.1285
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.528208          14.281682        178,668.2500
01/01/2010 to 12/31/2010         14.281682          16.776165        171,539.0967
01/01/2011 to 12/31/2011         16.776165          14.959592        143,116.9369
01/01/2012 to 12/31/2012         14.959592          17.290465        126,556.9884
01/01/2013 to 12/31/2013         17.290465          22.436265        118,700.1566
01/01/2014 to 12/31/2014         22.436265          22.358025         96,393.3750
01/01/2015 to 12/31/2015         22.358025          20.719583         87,635.8196
01/01/2016 to 12/31/2016         20.719583          26.643905         79,184.3278
01/01/2017 to 12/31/2017         26.643905          29.158860         66,316.2830
01/01/2018 to 12/31/2018         29.158860          24.212406         61,003.4922
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.082499          10.067748        226,405.4400
01/01/2010 to 12/31/2010         10.067748          12.197046        216,641.6037
01/01/2011 to 12/31/2011         12.197046           9.714793        207,977.2850
01/01/2012 to 12/31/2012          9.714793          11.314976        192,057.3743
01/01/2013 to 12/31/2013         11.314976          10.533176        192,658.9658
01/01/2014 to 12/31/2014         10.533176           9.646451        190,727.1245
01/01/2015 to 12/31/2015          9.646451           8.145194        186,964.6651
01/01/2016 to 12/31/2016          8.145194           8.897791        170,860.2920
01/01/2017 to 12/31/2017          8.897791          11.187399        156,848.0264
01/01/2018 to 12/31/2018         11.187399           9.404884        151,548.9885
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997192          10.177855         16,975.5839
01/01/2011 to 12/31/2011         10.177855          10.172019         25,865.4921
01/01/2012 to 12/31/2012         10.172019          10.695033         28,709.5450
01/01/2013 to 12/31/2013         10.695033          10.879977         34,810.2390
01/01/2014 to 12/31/2014         10.879977          10.737665         30,744.7280
01/01/2015 to 12/31/2015         10.737665          10.431930         30,718.6486
01/01/2016 to 12/31/2016         10.431930          11.167567         25,120.0793
01/01/2017 to 12/31/2017         11.167567          11.343936         25,814.7409
01/01/2018 to 12/31/2018         11.343936          11.147008         30,072.1408
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987193           9.724128          2,423.7345
01/01/2012 to 12/31/2012          9.724128           9.944730            767.3397
01/01/2013 to 12/31/2013          9.944730           9.856026         41,321.1192
01/01/2014 to 12/31/2014          9.856026           9.758172         41,009.4398
01/01/2015 to 12/31/2015          9.758172           9.500649         44,160.3037
01/01/2016 to 12/31/2016          9.500649           9.599527         44,631.2901
01/01/2017 to 12/31/2017          9.599527           9.530510         40,233.3467
01/01/2018 to 12/31/2018          9.530510           9.376829         32,098.9109
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997754          10.849747             77.5700
01/01/2010 to 12/31/2010         10.849747          12.069219            293.5025
01/01/2011 to 12/31/2011         12.069219          11.785726          1,790.2889
01/01/2012 to 12/31/2012         11.785726          13.194934          1,904.8856
01/01/2013 to 12/31/2013         13.194934          13.061296          2,094.8502
01/01/2014 to 12/31/2014         13.061296          12.942194          1,776.2667
01/01/2015 to 12/31/2015         12.942194          12.152080          1,827.3264
01/01/2016 to 12/31/2016         12.152080          12.009625          1,932.9644
01/01/2017 to 12/31/2017         12.009625          11.783044          2,061.7162
01/01/2018 to 12/31/2018         11.783044          11.658441          1,044.3151
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.094890          12.005300       165,292.7600
01/01/2010 to 12/31/2010          12.005300          13.656337       165,430.1333
01/01/2011 to 12/31/2011          13.656337          12.632295       147,876.1674
01/01/2012 to 12/31/2012          12.632295          15.590890       142,530.6088
01/01/2013 to 12/31/2013          15.590890          15.816081       135,570.0984
01/01/2014 to 12/31/2014          15.816081          17.550999       119,153.7960
01/01/2015 to 12/31/2015          17.550999          16.953837        95,257.0175
01/01/2016 to 12/31/2016          16.953837          16.755054        90,085.2673
01/01/2017 to 12/31/2017          16.755054          18.179978        85,328.8313
01/01/2018 to 12/31/2018          18.179978          16.269241        78,221.1195
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.487781           5.845942       247,144.7800
01/01/2010 to 12/31/2010           5.845942           7.089778       229,612.6657
01/01/2011 to 12/31/2011           7.089778           7.171781       298,989.5991
01/01/2012 to 12/31/2012           7.171781           8.325782       383,558.6369
01/01/2013 to 12/31/2013           8.325782          11.876631       401,922.5649
01/01/2014 to 12/31/2014          11.876631          13.833976       460,798.3933
01/01/2015 to 12/31/2015          13.833976          13.006137       432,971.5794
01/01/2016 to 12/31/2016          13.006137          13.083773       394,007.2599
01/01/2017 to 12/31/2017          13.083773          15.178834       332,525.0783
01/01/2018 to 12/31/2018          15.178834          13.819572       225,562.1754
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415           142.3018
01/01/2011 to 12/31/2011         128.945415         116.801881           320.2085
01/01/2012 to 12/31/2012         116.801881         140.182768           630.0553
01/01/2013 to 12/31/2013         140.182768         176.873069         2,887.1044
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.542073           6.139525       190,035.6200
01/01/2010 to 12/31/2010           6.139525           6.456202       172,427.6925
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.702228          10.820402        31,942.1422
01/01/2013 to 12/31/2013          10.820402          10.121720        16,147.1030
01/01/2014 to 12/31/2014          10.121720          10.665690        16,158.6035
01/01/2015 to 12/31/2015          10.665690          10.494205        14,550.1493
01/01/2016 to 12/31/2016          10.494205          10.416702        17,506.2595
01/01/2017 to 12/31/2017          10.416702          10.471248         9,196.7217
01/01/2018 to 12/31/2018          10.471248          10.250957         9,074.4147
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.843216          16.472555       131,759.9600
01/01/2010 to 12/31/2010          16.472555          18.788477       132,552.9929
01/01/2011 to 12/31/2011          18.788477          15.783629       119,878.0965
01/01/2012 to 12/31/2012          15.783629          19.984811       100,571.6559
01/01/2013 to 12/31/2013          19.984811          25.549173        82,451.0475
01/01/2014 to 12/31/2014          25.549173          23.581396        80,204.0072
01/01/2015 to 12/31/2015          23.581396          22.058085        67,755.1668
01/01/2016 to 12/31/2016          22.058085          23.377743        64,038.6846
01/01/2017 to 12/31/2017          23.377743          29.874374        51,132.2056
01/01/2018 to 12/31/2018          29.874374          22.248988        46,852.9941
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.043317        469,740.7183
01/01/2013 to 12/31/2013          1.043317           1.041170        471,639.1879
01/01/2014 to 12/31/2014          1.041170           1.076969        501,701.5887
01/01/2015 to 12/31/2015          1.076969           1.010745        455,761.5195
01/01/2016 to 12/31/2016          1.010745           1.106261        408,378.4961
01/01/2017 to 12/31/2017          1.106261           1.192268        368,912.9028
01/01/2018 to 12/31/2018          1.192268           1.092783        313,964.3659
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.112139           8.819300        115,988.9400
01/01/2010 to 12/31/2010          8.819300           9.923869        106,626.4975
01/01/2011 to 12/31/2011          9.923869           9.578696         91,593.0682
01/01/2012 to 12/31/2012          9.578696          11.113050         74,486.4175
01/01/2013 to 12/31/2013         11.113050          14.740609         80,400.3634
01/01/2014 to 12/31/2014         14.740609          15.786323         70,457.2860
01/01/2015 to 12/31/2015         15.786323          14.542473         51,644.9994
01/01/2016 to 12/31/2016         14.542473          16.711910         50,874.9932
01/01/2017 to 12/31/2017         16.711910          19.324462         47,809.4895
01/01/2018 to 12/31/2018         19.324462          16.629122         44,038.1825
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.240888          12.115212        131,706.8000
01/01/2010 to 12/31/2010         12.115212          14.977377        120,016.3817
01/01/2011 to 12/31/2011         14.977377          14.515408         90,768.6290
01/01/2012 to 12/31/2012         14.515408          16.811721         77,025.0784
01/01/2013 to 12/31/2013         16.811721          23.088062         70,618.8789
01/01/2014 to 12/31/2014         23.088062          24.408953         60,988.1908
01/01/2015 to 12/31/2015         24.408953          23.504746         49,059.7193
01/01/2016 to 12/31/2016         23.504746          25.660983         46,739.5513
01/01/2017 to 12/31/2017         25.660983          31.510823         40,425.3361
01/01/2018 to 12/31/2018         31.510823          28.074864         35,209.2866
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447         26,293.5418
01/01/2014 to 12/31/2014         10.297447          10.602214         24,555.2498
01/01/2015 to 12/31/2015         10.602214          10.437242         20,077.7204
01/01/2016 to 12/31/2016         10.437242          10.453481         19,839.0369
01/01/2017 to 12/31/2017         10.453481          10.581118         21,360.1971
01/01/2018 to 12/31/2018         10.581118          10.367481         20,746.6556
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.912431           9.790053         50,753.9900
01/01/2010 to 12/31/2010          9.790053          10.176582         50,270.5538
01/01/2011 to 12/31/2011         10.176582          10.547825         41,205.2332
01/01/2012 to 12/31/2012         10.547825          10.840645         44,456.3297
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354         72,967.5013
01/01/2013 to 12/31/2013          1.045354           1.136665        231,475.0893
01/01/2014 to 12/31/2014          1.136665           1.191283        241,395.0541
01/01/2015 to 12/31/2015          1.191283           1.177547        228,416.5557
01/01/2016 to 12/31/2016          1.177547           1.187144        142,438.4889
01/01/2017 to 12/31/2017          1.187144           1.356869        136,194.4817
01/01/2018 to 12/31/2018          1.356869           1.233642        164,517.0309
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
01/01/2018 to 04/30/2018          1.136042           1.105527              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.672041          10.584426         69,608.6900
01/01/2010 to 12/31/2010         10.584426          12.652514         98,756.8241
01/01/2011 to 12/31/2011         12.652514          12.212475         54,322.7095
01/01/2012 to 12/31/2012         12.212475          13.989045         50,151.2133
01/01/2013 to 12/31/2013         13.989045          16.052704         50,983.3385
01/01/2014 to 12/31/2014         16.052704          16.272245         42,292.4317
01/01/2015 to 12/31/2015         16.272245          16.137760         39,827.1106
01/01/2016 to 12/31/2016         16.137760          16.565599         37,723.7979
01/01/2017 to 12/31/2017         16.565599          19.958458         42,429.0094
01/01/2018 to 12/31/2018         19.958458          18.497802         39,612.7528
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516              0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445              0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865        143,217.0717
01/01/2016 to 12/31/2016          1.160865           1.186913        132,410.0901
01/01/2017 to 12/31/2017          1.186913           1.343653         41,735.9825
01/01/2018 to 12/31/2018          1.343653           1.221661          2,307.1099
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.676406          12.472521        375,609.3900
01/01/2010 to 12/31/2010         12.472521          13.613233        355,351.7856
01/01/2011 to 12/31/2011         13.613233          11.908439        319,762.4699
01/01/2012 to 12/31/2012         11.908439          13.614676        290,174.3962
01/01/2013 to 12/31/2013         13.614676          15.907121        247,916.3210
01/01/2014 to 12/31/2014         15.907121          14.501241        232,849.2120
01/01/2015 to 12/31/2015         14.501241          13.954939        211,129.9296
01/01/2016 to 12/31/2016         13.954939          13.552089        203,727.4288
01/01/2017 to 12/31/2017         13.552089          17.016318        168,524.5685
01/01/2018 to 12/31/2018         17.016318          14.335995        161,633.8083
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951              0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708              0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379            453.5262
01/01/2017 to 12/31/2017          1.039379           1.146637          2,605.9145
01/01/2018 to 12/31/2018          1.146637           1.037964          2,778.6177
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.733536          12.413779        356,915.9500
01/01/2010 to 12/31/2010         12.413779          13.105833        366,618.3037
01/01/2011 to 12/31/2011         13.105833          14.271210        334,233.8694
01/01/2012 to 12/31/2012         14.271210          15.256784        314,557.2290
01/01/2013 to 12/31/2013         15.256784          13.560777        282,266.8627
01/01/2014 to 12/31/2014         13.560777          13.669977        263,234.5578
01/01/2015 to 12/31/2015         13.669977          12.976045        215,833.0526
01/01/2016 to 12/31/2016         12.976045          13.346343        191,310.2235
01/01/2017 to 12/31/2017         13.346343          13.529712        197,247.0083
01/01/2018 to 12/31/2018         13.529712          12.934378        179,500.4784
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.543460          14.504569       1,050,456.3900
01/01/2010 to 12/31/2010         14.504569          15.371376       1,053,907.5460
01/01/2011 to 12/31/2011         15.371376          15.537655         929,214.3910
01/01/2012 to 12/31/2012         15.537655          16.631888         835,859.7866
01/01/2013 to 12/31/2013         16.631888          15.982289         757,023.8462
01/01/2014 to 12/31/2014         15.982289          16.314355         652,771.7255
01/01/2015 to 12/31/2015         16.314355          15.984109         572,368.1033
01/01/2016 to 12/31/2016         15.984109          16.068459         505,660.4331
01/01/2017 to 12/31/2017         16.068459          16.451847         472,922.9824
01/01/2018 to 12/31/2018         16.451847          16.079161         410,513.6817
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310           6,290.9035
01/01/2014 to 12/31/2014         10.704310          11.393303           8,705.3027
01/01/2015 to 12/31/2015         11.393303          11.022422           8,214.6419
01/01/2016 to 12/31/2016         11.022422          11.291831           7,595.4208
01/01/2017 to 12/31/2017         11.291831          12.885680           6,110.0185
01/01/2018 to 04/30/2018         12.885680          12.297978               0.0000
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387         154,345.0612
01/01/2013 to 12/31/2013          1.063387           1.147148         387,062.5880
01/01/2014 to 12/31/2014          1.147148           1.210849         374,657.6743
01/01/2015 to 12/31/2015          1.210849           1.175850         323,181.0000
01/01/2016 to 12/31/2016          1.175850           1.217116         237,794.9818
01/01/2017 to 12/31/2017          1.217116           1.362966         175,285.3548
01/01/2018 to 12/31/2018          1.362966           1.209331         216,723.8124
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.391697          10.267504          49,654.8900
01/01/2010 to 12/31/2010         10.267504          11.290419          97,604.4670
01/01/2011 to 12/31/2011         11.290419          11.179172         148,432.7906
01/01/2012 to 12/31/2012         11.179172          12.357921         130,213.6160
01/01/2013 to 12/31/2013         12.357921          13.672826         123,374.8637
01/01/2014 to 12/31/2014         13.672826          14.173906         123,641.9409
01/01/2015 to 12/31/2015         14.173906          13.613658         119,552.3041
01/01/2016 to 12/31/2016         13.613658          14.108889         113,427.2845
01/01/2017 to 12/31/2017         14.108889          16.015781         117,718.7475
01/01/2018 to 12/31/2018         16.015781          14.666084         110,760.5012
--------------------------       ---------          ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.693486           9.730686          35,095.6600
01/01/2010 to 12/31/2010          9.730686          10.882702          47,005.1181
01/01/2011 to 12/31/2011         10.882702          10.435307          58,392.3092
01/01/2012 to 12/31/2012         10.435307          11.759200          59,304.3696
01/01/2013 to 12/31/2013         11.759200          13.602685          56,714.2850
01/01/2014 to 12/31/2014         13.602685          14.043501          50,296.3004
01/01/2015 to 12/31/2015         14.043501          13.440543          45,248.8047
01/01/2016 to 12/31/2016         13.440543          14.073724          39,224.6854
01/01/2017 to 12/31/2017         14.073724          16.496638          39,399.6468
01/01/2018 to 12/31/2018         16.496638          14.746471          38,288.1436
--------------------------       ---------          ---------       --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.593831          40.125478        173,984.7400
01/01/2010 to 12/31/2010         40.125478          46.002212        158,943.6177
01/01/2011 to 12/31/2011         46.002212          43.263096        136,858.1882
01/01/2012 to 12/31/2012         43.263096          50.000256        114,977.9214
01/01/2013 to 12/31/2013         50.000256          65.531408        103,876.7599
01/01/2014 to 12/31/2014         65.531408          72.728080         92,191.0032
01/01/2015 to 12/31/2015         72.728080          68.697126         79,897.9168
01/01/2016 to 12/31/2016         68.697126          78.034035         74,796.3484
01/01/2017 to 12/31/2017         78.034035          89.413198         67,644.3389
01/01/2018 to 12/31/2018         89.413198          79.566627         62,148.2338
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.516147           7.861642        400,716.2900
01/01/2010 to 12/31/2010          7.861642           9.834477        360,017.9991
01/01/2011 to 12/31/2011          9.834477           9.476551        269,065.5112
01/01/2012 to 12/31/2012          9.476551          10.553502        246,687.1344
01/01/2013 to 12/31/2013         10.553502          14.121510        220,644.8417
01/01/2014 to 12/31/2014         14.121510          15.602339        194,176.7527
01/01/2015 to 12/31/2015         15.602339          16.305845        186,339.1911
01/01/2016 to 12/31/2016         16.305845          16.967941        162,865.2768
01/01/2017 to 12/31/2017         16.967941          20.738182        136,839.7312
01/01/2018 to 12/31/2018         20.738182          19.869823        122,399.9159
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.411100          19.104625         62,160.3200
01/01/2010 to 12/31/2010         19.104625          23.495365         61,414.4549
01/01/2011 to 12/31/2011         23.495365          22.168211         56,461.7055
01/01/2012 to 12/31/2012         22.168211          24.907796         49,064.8545
01/01/2013 to 12/31/2013         24.907796          31.797783         52,217.8321
01/01/2014 to 12/31/2014         31.797783          34.156685         45,705.9205
01/01/2015 to 12/31/2015         34.156685          30.457981         46,700.1889
01/01/2016 to 12/31/2016         30.457981          34.466388         42,548.2918
01/01/2017 to 12/31/2017         34.466388          36.968605         40,566.9989
01/01/2018 to 12/31/2018         36.968605          32.539469         39,013.7225
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.421654          12.212179         44,268.9300
01/01/2010 to 12/31/2010         12.212179          14.863866         40,529.2706
01/01/2011 to 12/31/2011         14.863866          13.646317         47,348.8886
01/01/2012 to 12/31/2012         13.646317          15.790043         42,200.5266
01/01/2013 to 12/31/2013         15.790043          20.520707         38,504.8868
01/01/2014 to 12/31/2014         20.520707          22.763908         33,489.9457
01/01/2015 to 12/31/2015         22.763908          20.268233         26,890.7793
01/01/2016 to 12/31/2016         20.268233          22.474796         22,991.8877
01/01/2017 to 12/31/2017         22.474796          24.396025         21,996.1377
01/01/2018 to 12/31/2018         24.396025          20.721813         18,255.7491
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         51,926.1006
01/01/2014 to 12/31/2014          9.682738           9.169078         39,493.6243
01/01/2015 to 12/31/2015          9.169078           8.788056         39,840.1129
01/01/2016 to 12/31/2016          8.788056           9.044603         34,884.8301
01/01/2017 to 12/31/2017          9.044603          11.953464         31,251.5642
01/01/2018 to 12/31/2018         11.953464           9.696418         26,419.7738
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.027848           8.418799           24,020.1700
01/01/2010 to 12/31/2010          8.418799           8.816613           50,710.3359
01/01/2011 to 12/31/2011          8.816613           7.404028           57,127.2933
01/01/2012 to 12/31/2012          7.404028           8.518139           51,999.3169
01/01/2013 to 04/26/2013          8.518139           8.816266                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.316818          10.133063          753,170.9600
01/01/2010 to 12/31/2010         10.133063           9.927440          535,255.7620
01/01/2011 to 12/31/2011          9.927440           9.726536          539,447.8056
01/01/2012 to 12/31/2012          9.726536           9.528091          444,875.3935
01/01/2013 to 12/31/2013          9.528091           9.334745          389,883.9351
01/01/2014 to 12/31/2014          9.334745           9.145322          441,438.4851
01/01/2015 to 12/31/2015          9.145322           8.959742          256,033.9051
01/01/2016 to 12/31/2016          8.959742           8.787773          230,889.1124
01/01/2017 to 12/31/2017          8.787773           8.664576          188,832.9098
01/01/2018 to 12/31/2018          8.664576           8.619274          112,507.4070
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.215746          13.418405           18,202.9379
01/01/2015 to 12/31/2015         13.418405          13.069136           16,426.7342
01/01/2016 to 12/31/2016         13.069136          13.383984           15,283.9040
01/01/2017 to 12/31/2017         13.383984          14.022205           13,560.6783
01/01/2018 to 12/31/2018         14.022205          13.377452           12,471.1960
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.875851          10.687800          823,420.3400
01/01/2010 to 12/31/2010         10.687800          11.612607          895,178.2245
01/01/2011 to 12/31/2011         11.612607          11.579475          571,213.4746
01/01/2012 to 12/31/2012         11.579475          12.581054          573,503.7294
01/01/2013 to 12/31/2013         12.581054          13.444904          454,600.2378
01/01/2014 to 04/25/2014         13.444904          13.527784                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.582542          10.601867          876,270.6600
01/01/2010 to 12/31/2010         10.601867          11.674761        1,037,364.0839
01/01/2011 to 12/31/2011         11.674761          11.425001          807,317.3699
01/01/2012 to 12/31/2012         11.425001          12.579176          791,529.6818
01/01/2013 to 12/31/2013         12.579176          14.077129          680,764.8977
01/01/2014 to 04/25/2014         14.077129          14.110529                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.525504          13.842960        1,009,631.0927
01/01/2015 to 12/31/2015         13.842960          13.416478          891,289.8723
01/01/2016 to 12/31/2016         13.416478          13.944446          841,028.7580
01/01/2017 to 12/31/2017         13.944446          15.116270          755,278.6969
01/01/2018 to 12/31/2018         15.116270          14.156141          707,945.3109
--------------------------       ---------          ---------        --------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.191826          10.299750        1,940,908.4600
01/01/2010 to 12/31/2010         10.299750          11.461754        1,888,851.9109
01/01/2011 to 12/31/2011         11.461754          11.038436        2,181,620.5914
01/01/2012 to 12/31/2012         11.038436          12.319752        1,859,346.4864
01/01/2013 to 12/31/2013         12.319752          14.413633        1,690,876.3630
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.401923          14.851641        1,373,283.0281
01/01/2015 to 12/31/2015         14.851641          14.365781        1,266,225.7446
01/01/2016 to 12/31/2016         14.365781          15.074311        1,188,880.4955
01/01/2017 to 12/31/2017         15.074311          16.945039        1,014,615.3823
01/01/2018 to 12/31/2018         16.945039          15.582616          869,196.8894
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.871060          10.032325        2,325,916.6100
01/01/2010 to 12/31/2010         10.032325          11.351340        2,137,282.4222
01/01/2011 to 12/31/2011         11.351340          10.690669        1,949,941.0855
01/01/2012 to 12/31/2012         10.690669          12.118979        1,425,508.4529
01/01/2013 to 12/31/2013         12.118979          14.950002        1,558,643.8046
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.002190           8.818786          240,706.4700
01/01/2010 to 12/31/2010          8.818786           9.507876          276,338.2689
01/01/2011 to 12/31/2011          9.507876           9.151333          243,696.7552
01/01/2012 to 12/31/2012          9.151333          10.410179          228,681.2715
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.846104          15.398025        1,453,809.8570
01/01/2015 to 12/31/2015         15.398025          14.829665        1,345,475.0540
01/01/2016 to 12/31/2016         14.829665          15.711517        1,199,564.7134
01/01/2017 to 12/31/2017         15.711517          18.343304        1,076,150.1295
01/01/2018 to 12/31/2018         18.343304          16.511295          970,185.5893
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.369136          11.577259          299,433.1000
01/01/2010 to 12/31/2010         11.577259          13.016635          275,818.7326
01/01/2011 to 12/31/2011         13.016635          13.580776          229,575.7443
01/01/2012 to 12/31/2012         13.580776          14.844569          185,359.8204
01/01/2013 to 12/31/2013         14.844569          19.853177          164,942.2039
01/01/2014 to 12/31/2014         19.853177          19.775866          148,669.7920
01/01/2015 to 12/31/2015         19.775866          17.501970          138,315.0139
01/01/2016 to 12/31/2016         17.501970          21.030992          121,517.9862
01/01/2017 to 12/31/2017         21.030992          23.189276           99,853.0481
01/01/2018 to 12/31/2018         23.189276          19.668063           83,756.9965
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.124727       14.156467             2,220.3900
01/01/2010 to 12/31/2010         14.156467       17.002492             5,976.6825
01/01/2011 to 12/31/2011         17.002492       13.950654             5,850.9660
01/01/2012 to 12/31/2012         13.950654       16.113009             7,710.1216
01/01/2013 to 12/31/2013         16.113009       20.143494             6,625.1639
01/01/2014 to 12/31/2014         20.143494       18.413529             7,814.3264
01/01/2015 to 12/31/2015         18.413529       19.078092             9,695.6273
01/01/2016 to 12/31/2016         19.078092       19.780008             6,096.5872
01/01/2017 to 12/31/2017         19.780008       25.280464             5,034.5755
01/01/2018 to 12/31/2018         25.280464       19.672233             5,909.6963
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.022340       21.305476               470.7521
01/01/2017 to 12/31/2017         21.305476       24.800783                 0.0000
01/01/2018 to 12/31/2018         24.800783       24.208957                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.133060       14.811077                 0.0000
01/01/2010 to 12/31/2010         14.811077       16.822447               196.1260
01/01/2011 to 12/31/2011         16.822447       15.678760                 0.0000
01/01/2012 to 12/31/2012         15.678760       16.952845                 0.0000
01/01/2013 to 12/31/2013         16.952845       22.042344                 0.0000
01/01/2014 to 12/31/2014         22.042344       23.955768                 0.0000
01/01/2015 to 12/31/2015         23.955768       23.410826                 0.0000
01/01/2016 to 04/29/2016         23.410826       23.506721                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.531306       11.018414           530,345.2300
01/01/2010 to 12/31/2010         11.018414       12.070584           539,511.0403
01/01/2011 to 12/31/2011         12.070584       11.331899           432,165.2673
01/01/2012 to 12/31/2012         11.331899       12.510773           380,621.1292
01/01/2013 to 12/31/2013         12.510773       16.366597           348,769.8336
01/01/2014 to 12/31/2014         16.366597       17.709551           302,599.4912
01/01/2015 to 12/31/2015         17.709551       17.743453           265,536.7333
01/01/2016 to 12/31/2016         17.743453       18.626741           245,561.8055
01/01/2017 to 12/31/2017         18.626741       21.702745           220,086.2502
01/01/2018 to 12/31/2018         21.702745       21.206909           198,189.7491
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357       16.815150            19,691.0826
01/01/2014 to 12/31/2014         16.815150       18.265634            18,876.9221
01/01/2015 to 12/31/2015         18.265634       18.361003            14,779.7904
01/01/2016 to 12/31/2016         18.361003       18.916222            14,356.1207
01/01/2017 to 12/31/2017         18.916222       23.154930            13,210.7387
01/01/2018 to 12/31/2018         23.154930       21.343857            12,354.2350
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.729185       11.143877            25,820.7600
01/01/2010 to 12/31/2010         11.143877       13.883593            25,875.2153
01/01/2011 to 12/31/2011         13.883593       12.586925            22,748.2944
01/01/2012 to 12/31/2012         12.586925       13.072406            21,185.7237
01/01/2013 to 04/26/2013         13.072406       14.076604                 0.0000
--------------------------       ---------       ---------           ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.805540          10.672653        132,020.5200
01/01/2010 to 12/31/2010         10.672653          11.639200        158,439.2465
01/01/2011 to 12/31/2011         11.639200          11.428787        108,372.8022
01/01/2012 to 12/31/2012         11.428787          12.937464        318,997.0059
01/01/2013 to 12/31/2013         12.937464          17.330845        292,973.1094
01/01/2014 to 12/31/2014         17.330845          18.463725        249,743.9928
01/01/2015 to 12/31/2015         18.463725          19.995587        209,695.9154
01/01/2016 to 12/31/2016         19.995587          19.564423        191,901.7797
01/01/2017 to 12/31/2017         19.564423          26.258957        164,620.4579
01/01/2018 to 12/31/2018         26.258957          25.752389        144,970.6281
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.685456           6.865193         15,373.4600
01/01/2010 to 12/31/2010          6.865193           7.760721         12,554.8059
01/01/2011 to 12/31/2011          7.760721           7.311594         12,444.3022
01/01/2012 to 12/31/2012          7.311594           8.070182         10,293.5935
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.229254           7.362110        565,468.8700
01/01/2010 to 12/31/2010          7.362110           7.890564        535,683.3861
01/01/2011 to 12/31/2011          7.890564           7.624047        401,982.2635
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.456001          13.879731         14,274.6600
01/01/2010 to 12/31/2010         13.879731          14.366508         37,463.6726
01/01/2011 to 12/31/2011         14.366508          15.082240         31,465.5112
01/01/2012 to 12/31/2012         15.082240          15.303989         31,169.5661
01/01/2013 to 12/31/2013         15.303989          14.608044         23,241.0459
01/01/2014 to 12/31/2014         14.608044          15.093023         29,087.6758
01/01/2015 to 12/31/2015         15.093023          14.778424         32,232.6469
01/01/2016 to 12/31/2016         14.778424          14.780645         29,985.6044
01/01/2017 to 12/31/2017         14.780645          14.906947         26,962.8209
01/01/2018 to 12/31/2018         14.906947          14.531102         22,406.0277
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888              0.0000
01/01/2011 to 12/31/2011         16.018888          15.342992          2,509.3219
01/01/2012 to 12/31/2012         15.342992          17.625280          2,772.4172
01/01/2013 to 12/31/2013         17.625280          22.923486          3,568.3580
01/01/2014 to 12/31/2014         22.923486          24.527257         10,459.2117
01/01/2015 to 12/31/2015         24.527257          23.386147         11,519.4920
01/01/2016 to 12/31/2016         23.386147          27.512981         10,869.9947
01/01/2017 to 12/31/2017         27.512981          31.162317         10,168.5796
01/01/2018 to 12/31/2018         31.162317          26.996057         10,035.3816
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285          1,506.7400
01/01/2010 to 12/31/2010         11.060285          11.677349          4,353.4043
01/01/2011 to 12/31/2011         11.677349           9.993177             44.9886
01/01/2012 to 12/31/2012          9.993177          11.545600            258.4506
01/01/2013 to 12/31/2013         11.545600          13.736210          1,581.8257
01/01/2014 to 12/31/2014         13.736210          12.605501         14,794.0127
01/01/2015 to 12/31/2015         12.605501          12.187793         16,302.7308
01/01/2016 to 12/31/2016         12.187793          12.056147         16,716.9707
01/01/2017 to 12/31/2017         12.056147          14.711470         14,250.6761
01/01/2018 to 12/31/2018         14.711470          12.375869         14,611.9671
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634            683.4555
01/01/2011 to 12/31/2011         16.235634          15.218378          7,114.0950
01/01/2012 to 12/31/2012         15.218378          17.285185          7,906.7855
01/01/2013 to 12/31/2013         17.285185          23.390278         10,527.6091
01/01/2014 to 12/31/2014         23.390278          23.999550         16,539.5019
01/01/2015 to 12/31/2015         23.999550          22.445870         17,039.8805
01/01/2016 to 12/31/2016         22.445870          26.592101         16,399.9441
01/01/2017 to 12/31/2017         26.592101          29.779475         15,483.2837
01/01/2018 to 12/31/2018         29.779475          25.902652         14,776.0651
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.119100          10.016166        174,853.9900
01/01/2010 to 12/31/2010         10.016166          11.235003        156,810.7235
01/01/2011 to 12/31/2011         11.235003          11.187497        147,267.6665
01/01/2012 to 12/31/2012         11.187497          12.650241        126,835.5947
01/01/2013 to 12/31/2013         12.650241          16.322270        121,672.7621
01/01/2014 to 12/31/2014         16.322270          18.085723        122,450.0637
01/01/2015 to 12/31/2015         18.085723          17.880559        118,090.7896
01/01/2016 to 12/31/2016         17.880559          19.511752        115,810.5285
01/01/2017 to 12/31/2017         19.511752          23.175944        106,384.8616
01/01/2018 to 12/31/2018         23.175944          21.606195         64,845.4580
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276         24,319.1988
01/01/2014 to 12/31/2014         19.969276          21.630437         28,818.8024
01/01/2015 to 12/31/2015         21.630437          21.114267         28,210.0386
01/01/2016 to 12/31/2016         21.114267          23.601650         28,037.7082
01/01/2017 to 12/31/2017         23.601650          27.189890         25,615.9891
01/01/2018 to 12/31/2018         27.189890          23.907192         22,670.5338
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.570607           8.039157         42,413.6100
01/01/2010 to 12/31/2010          8.039157           8.744321         50,800.2267
01/01/2011 to 12/31/2011          8.744321           8.520387         65,427.9602
01/01/2012 to 12/31/2012          8.520387           9.508166         51,827.6338
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878        111,264.8528
01/01/2014 to 12/31/2014         22.959878          22.426351         92,461.3622
01/01/2015 to 12/31/2015         22.426351          22.054764         67,384.2263
01/01/2016 to 12/31/2016         22.054764          25.581810         58,692.4684
01/01/2017 to 12/31/2017         25.581810          28.946181         50,802.9179
01/01/2018 to 12/31/2018         28.946181          26.374621         43,905.8833
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.103133          12.196978        212,790.8400
01/01/2010 to 12/31/2010         12.196978          14.681252        179,992.5885
01/01/2011 to 12/31/2011         14.681252          13.624996        166,531.5671
01/01/2012 to 12/31/2012         13.624996          14.052564        153,775.5308
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         89,864.8713
01/01/2014 to 12/31/2014          8.303149           8.852627         69,190.9968
01/01/2015 to 12/31/2015          8.852627           9.584759         61,017.4421
01/01/2016 to 12/31/2016          9.584759           9.534112         59,231.8774
01/01/2017 to 12/31/2017          9.534112          12.468386         60,812.6699
01/01/2018 to 12/31/2018         12.468386          12.072987         60,312.8055
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.333058           5.191245        146,756.7600
01/01/2010 to 12/31/2010          5.191245           6.494325        151,987.3416
01/01/2011 to 12/31/2011          6.494325           5.733182         98,648.0421
01/01/2012 to 12/31/2012          5.733182           6.296846         93,981.8198
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024             57.0200
01/01/2010 to 12/31/2010         14.675024          18.550463            628.0137
01/01/2011 to 12/31/2011         18.550463          15.144079          1,166.7361
01/01/2012 to 12/31/2012         15.144079          15.217644          2,172.2407
01/01/2013 to 12/31/2013         15.217644          16.512274          1,500.4656
01/01/2014 to 12/31/2014         16.512274          13.131841          1,510.9151
01/01/2015 to 12/31/2015         13.131841           8.650679          2,045.8007
01/01/2016 to 12/31/2016          8.650679          12.182251          1,493.7591
01/01/2017 to 12/31/2017         12.182251          11.847313          2,607.8348
01/01/2018 to 12/31/2018         11.847313           8.256914          2,714.1254
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         65,263.7938
01/01/2017 to 12/31/2017         26.931875          28.480061         57,581.6121
01/01/2018 to 12/31/2018         28.480061          26.776296         49,733.7181
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.832868          19.875873        187,362.6200
01/01/2010 to 12/31/2010         19.875873          21.997497        162,633.4898
01/01/2011 to 12/31/2011         21.997497          22.513197        145,886.7578
01/01/2012 to 12/31/2012         22.513197          24.909463        122,897.1377
01/01/2013 to 12/31/2013         24.909463          26.351252        103,706.0928
01/01/2014 to 12/31/2014         26.351252          27.063253         90,364.7534
01/01/2015 to 12/31/2015         27.063253          25.937525         76,782.6869
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868         22,792.6837
01/01/2017 to 12/31/2017         27.505868          29.101282         19,573.7099
01/01/2018 to 12/31/2018         29.101282          27.391269         36,381.5805
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.680923          12.216698            27,487.8123
01/01/2011 to 12/31/2011      12.216698          12.383266            35,064.1362
01/01/2012 to 12/31/2012      12.383266          13.520302            38,700.1665
01/01/2013 to 12/31/2013      13.520302          13.432837            35,936.1431
01/01/2014 to 12/31/2014      13.432837          13.744940            36,202.9927
01/01/2015 to 12/31/2015      13.744940          13.269775            34,737.3975
01/01/2016 to 04/29/2016      13.269775          13.569805                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.843345          15.135540            29,329.8400
01/01/2010 to 12/31/2010      15.135540          15.642904            27,051.4939
01/01/2011 to 12/31/2011      15.642904          16.133378            27,871.0194
01/01/2012 to 12/31/2012      16.133378          16.285965            62,274.8390
01/01/2013 to 12/31/2013      16.285965          15.811050            27,303.2888
01/01/2014 to 12/31/2014      15.811050          15.885240            24,805.0724
01/01/2015 to 12/31/2015      15.885240          15.610682            22,958.5140
01/01/2016 to 12/31/2016      15.610682          15.450115            32,896.1053
01/01/2017 to 12/31/2017      15.450115          15.391157            30,019.4919
01/01/2018 to 12/31/2018      15.391157          15.182328            19,617.7358

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended  For the years ended  For the years ended December 31,
  International Sub-Account   December 31, 2018   December 31, 2018    2018, 2017, 2016, and 2015
                                                  and 2017             (commenced November 19, 2014
                                                                       and began transactions in 2015)

-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended  For the years ended  For the years ended December 31,
  Income Sub-Account          December 31, 2018   December 31, 2018    2018, 2017, 2016, and the period
                                                  and 2017             from May 1, 2015
                                                                       (commencement of operations)
                                                                       through December 31, 2015

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                            STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF          CHANGES IN
           ACCOUNT                OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the year ended  For the years ended
  Management Strategic         December 31, 2018   December 31, 2018
  Bond Opportunities Sub-                          and 2017
  Account
  BlackRock Global
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global        For the year ended  For the year ended December 31, 2018, and the period
  Multi-Alternatives Sub-      December 31, 2018   from April 28, 2017 (commencement of operations)
  Account                                          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the years ended December 31,
  Management Strategic         2018, 2017, 2016, 2015, and the
  Bond Opportunities Sub-      period from November 19, 2014
  Account                      (commencement of operations)
  BlackRock Global             through December 31, 2014
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global
  Multi-Alternatives Sub-
  Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        49,200,273   $       124,089,905   $       259,695,945   $        94,290,855
   Accrued dividends.......................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                     8                     8
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................           49,200,273           124,089,905           259,695,953            94,290,863
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   --                    23                    87                    47
   Due to Brighthouse Life Insurance
     Company...............................                    1                     3                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                    1                    26                    87                    47
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        49,200,272   $       124,088,837   $       259,624,410   $        94,290,816
   Net assets from contracts in payout.....                   --                 1,042                71,456                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTI
                                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED
                                                  GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      639,631,329  $       348,946,013  $     2,720,841,237  $     2,963,267,781
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  41                   22                    1                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         639,631,370          348,946,035        2,720,841,238        2,963,267,782
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 116                   70                   73                   47
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 116                   70                   73                   47
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      639,481,162  $       348,851,657  $     2,720,435,784  $     2,962,696,861
   Net assets from contracts in payout....             150,092               94,308              405,381              570,874
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI               BHFTI AQR
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK
                                              GROWTH ALLOCATION         GROWTH         MODERATE ALLOCATION        BALANCED
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,707,533,653  $       701,041,771  $     1,402,819,733   $     1,970,551,127
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................        1,707,533,655          701,041,772        1,402,819,733         1,970,551,127
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   34                   52                    63
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                     1
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   62                   34                   52                    64
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,706,831,534  $       701,030,258  $     1,401,835,256   $     1,969,911,668
   Net assets from contracts in payout....              702,059               11,480              984,425               639,395
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================


                                                    BHFTI                 BHFTI
                                              BLACKROCK GLOBAL          BLACKROCK
                                             TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     4,296,443,333   $       223,555,488
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    --
                                            --------------------  -------------------
       Total Assets.......................        4,296,443,335           223,555,488
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   52                    58
   Due to Brighthouse Life Insurance
     Company..............................                   --                     4
                                            --------------------  -------------------
       Total Liabilities..................                   52                    62
                                            --------------------  -------------------

NET ASSETS................................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     4,296,016,147   $       223,523,695
   Net assets from contracts in payout....              427,136                31,731
                                            --------------------  -------------------
       Total Net Assets...................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                  ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                             ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        494,626,423  $     6,920,717,724  $        192,491,996  $       352,166,291
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     9                   --                    13                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           494,626,432        6,920,717,724           192,492,009          352,166,291
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    84                   47                   141                   92
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    84                   47                   141                   99
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        494,352,714  $     6,920,162,624  $        192,253,805  $       352,096,990
   Net assets from contracts in payout..               273,634              555,053               238,063               69,202
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================

                                                                                            BHFTI                 BHFTI
                                                 BHFTI                 BHFTI            BRIGHTHOUSE/          BRIGHTHOUSE/
                                             BRIGHTHOUSE/          BRIGHTHOUSE/         FRANKLIN LOW            TEMPLETON
                                                ARTISAN             EATON VANCE           DURATION            INTERNATIONAL
                                             INTERNATIONAL         FLOATING RATE        TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           292,317  $        74,905,402  $        137,799,807  $        32,416,620
   Accrued dividends....................                   --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................              292,317           74,905,403           137,799,807           32,416,620
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                   67                    61                   64
   Due to Brighthouse Life Insurance
     Company............................                    2                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   39                   67                    65                   66
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           292,278  $        74,896,022  $        137,704,860  $        32,416,554
   Net assets from contracts in payout..                   --                9,314                94,882                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                              BRIGHTHOUSE/
                                               WELLINGTON          BHFTI CLARION
                                                LARGE CAP             GLOBAL
                                                RESEARCH            REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         13,723,243  $       219,199,652
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     4                    5
                                          --------------------  -------------------
       Total Assets.....................            13,723,247          219,199,657
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    76                  104
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    76                  104
                                          --------------------  -------------------

NET ASSETS..............................  $         13,723,171  $       219,199,553
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,723,171  $       219,122,492
   Net assets from contracts in payout..                    --               77,061
                                          --------------------  -------------------
       Total Net Assets.................  $         13,723,171  $       219,199,553
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI          BHFTI FIDELITY
                                                CLEARBRIDGE     INSTITUTIONAL ASSET         BHFTI            BHFTI INVESCO
                                                AGGRESSIVE         MANAGEMENT(R)       HARRIS OAKMARK        BALANCED-RISK
                                                  GROWTH         GOVERNMENT INCOME      INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      367,812,682  $       513,955,497  $       506,604,208  $       895,562,905
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  19                   --                    8                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         367,812,701          513,955,497          506,604,216          895,562,905
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 110                  131                  109                   58
   Due to Brighthouse Life Insurance
     Company..............................                  --                    8                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 110                  139                  109                   59
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      367,629,200  $       513,888,372  $       506,330,959  $       895,497,321
   Net assets from contracts in payout....             183,391               66,986              273,148               65,525
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                     BHFTI INVESCO            BHFTI              JPMORGAN
                                                BHFTI INVESCO          SMALL CAP            JPMORGAN           GLOBAL ACTIVE
                                                  COMSTOCK              GROWTH              CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       594,306,964  $       277,369,889  $       313,000,102  $     1,135,038,400
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   15                   12                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          594,306,979          277,369,901          313,000,102        1,135,038,400
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                  118                   86                   83
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    7                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  156                  118                   93                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       594,157,164  $       277,126,706  $       312,948,091  $     1,135,008,126
   Net assets from contracts in payout....              149,659              243,077               51,918               30,191
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        18,754,486  $       138,105,194
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   18                    5
                                            -------------------  -------------------
       Total Assets.......................           18,754,504          138,105,199
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                   69
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  178                   69
                                            -------------------  -------------------

NET ASSETS................................  $        18,754,326  $       138,105,130
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,741,970  $       138,086,963
   Net assets from contracts in payout....               12,356               18,167
                                            -------------------  -------------------
       Total Net Assets...................  $        18,754,326  $       138,105,130
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI
                                                  METLIFE           BHFTI MFS(R)            BHFTI                BHFTI
                                                MULTI-INDEX           RESEARCH         MORGAN STANLEY         OPPENHEIMER
                                               TARGETED RISK        INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      878,288,178  $       217,709,318  $       222,695,942  $       49,943,043
   Accrued dividends......................                  --                   --                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                    6                  17
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         878,288,178          217,709,323          222,695,948          49,943,060
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 106                  149                   93                  72
   Due to Brighthouse Life Insurance
     Company..............................                   8                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 114                  149                   93                  72
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      878,286,501  $       217,579,960  $       222,633,274  $       49,942,988
   Net assets from contracts in payout....               1,563              129,214               62,581                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================

                                                   BHFTI                                                         BHFTI
                                                 PANAGORA               BHFTI               BHFTI              SCHRODERS
                                                  GLOBAL           PIMCO INFLATION          PIMCO               GLOBAL
                                             DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN          MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       117,135,813  $      557,952,714  $     1,331,823,949  $       867,708,363
   Accrued dividends......................                   --                  --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          117,135,813         557,952,714        1,331,823,949          867,708,363
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   84                  90                   68                   56
   Due to Brighthouse Life Insurance
     Company..............................                    2                   6                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   86                  96                   75                   56
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       117,105,049  $      557,728,686  $     1,331,372,632  $       867,636,827
   Net assets from contracts in payout....               30,678             223,932              451,242               71,480
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================


                                                BHFTI SSGA
                                                GROWTH AND           BHFTI SSGA
                                                INCOME ETF           GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $    1,115,176,805  $       392,931,084
   Accrued dividends......................                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   4                    5
                                            ------------------  -------------------
       Total Assets.......................       1,115,176,809          392,931,089
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  66                   65
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  66                   65
                                            ------------------  -------------------

NET ASSETS................................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $    1,114,827,630  $       392,489,817
   Net assets from contracts in payout....             349,113              441,207
                                            ------------------  -------------------
       Total Net Assets...................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                 CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       635,360,960  $       425,595,969  $           306,023  $       201,225,994
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   76                    4                   --                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          635,361,036          425,595,973              306,023          201,226,012
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                   42                   72                  111
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    5                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  102                   42                   77                  111
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       634,828,186  $       425,375,891  $           305,946  $       201,103,312
   Net assets from contracts in payout....              532,748              220,040                   --              122,589
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================

                                                    BHFTI           BHFTII BAILLIE                               BHFTII
                                                WELLS CAPITAL           GIFFORD             BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL         BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK            BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       111,542,566  $       196,377,814  $        74,443,423  $        26,500,851
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    9                    1                   34                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          111,542,575          196,377,815           74,443,457           26,500,869
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  102                  123                  210
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   98                  102                  123                  210
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       111,481,445  $       196,329,275  $        74,385,984  $        26,491,677
   Net assets from contracts in payout....               61,032               48,438               57,350                8,982
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================

                                                  BHFTII               BHFTII
                                                 BLACKROCK           BRIGHTHOUSE
                                                ULTRA-SHORT             ASSET
                                                 TERM BOND          ALLOCATION 20
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       290,964,274  $       104,881,181
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   86                   --
                                            -------------------  -------------------
       Total Assets.......................          290,964,360          104,881,181
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  234                   54
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  234                   56
                                            -------------------  -------------------

NET ASSETS................................  $       290,964,126  $       104,881,125
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       290,853,245  $       104,881,125
   Net assets from contracts in payout....              110,881                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       290,964,126  $       104,881,125
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/
                                                  ASSET                ASSET                ASSET                ARTISAN
                                              ALLOCATION 40        ALLOCATION 60        ALLOCATION 80         MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,095,758,895  $      5,413,952,242  $     4,888,889,937  $       154,625,816
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                     3                   16                  216
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        3,095,758,896         5,413,952,245        4,888,889,953          154,626,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    70                   16                   60
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   43                    70                   16                   60
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,091,743,896  $      5,410,216,031  $     4,886,284,824  $       154,399,935
   Net assets from contracts in payout..            4,014,957             3,736,144            2,605,113              226,037
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                               DIMENSIONAL          WELLINGTON             BHFTII
                                              INTERNATIONAL         CORE EQUITY           FRONTIER               BHFTII
                                              SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,865,088  $        689,411,923  $        59,173,657  $       453,769,177
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    7                    43                   11                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           57,865,095           689,411,966           59,173,668          453,769,184
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  118                   155                   53                  119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  118                   155                   53                  119
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,864,977  $        688,919,398  $        59,139,626  $       453,154,471
   Net assets from contracts in payout..                   --               492,413               33,989              614,594
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES
                                                SMALL CAP            SMALL CAP
                                                  CORE                GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,183,903  $           299,916
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    64                    1
                                          --------------------  -------------------
       Total Assets.....................            12,183,967              299,917
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   120                   44
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   120                   44
                                          --------------------  -------------------

NET ASSETS..............................  $         12,183,847  $           299,873
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,183,847  $           299,873
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,183,847  $           299,873
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                  BHFTII
                                                  METLIFE
                                                 AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $       294,247,445  $       136,815,808  $       104,406,803   $       134,269,599
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   16                    2                    12
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................          294,247,445          136,815,824          104,406,805           134,269,611
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   73                   77                   50                    63
   Due to Brighthouse Life Insurance
     Company..............................                    7                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   80                   77                   50                    63
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       294,231,461  $       136,815,747  $       104,406,755   $       134,269,548
   Net assets from contracts in payout....               15,904                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================



                                              BHFTII METLIFE           BHFTII               BHFTII          BHFTII NEUBERGER
                                                STOCK INDEX      MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       561,844,875  $        35,831,869  $       247,115,910  $       109,306,566
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   31                   58                   11                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          561,844,906           35,831,927          247,115,921          109,306,584
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                  137                  161                  131
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   90                  137                  161                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       561,649,487  $        35,808,807  $       247,000,336  $       109,088,972
   Net assets from contracts in payout....              195,329               22,983              115,424              217,481
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================


                                                   BHFTII               BHFTII
                                                T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       259,939,749  $        12,116,979
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   12                   10
                                            -------------------  -------------------
       Total Assets.......................          259,939,761           12,116,989
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   68                  113
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   68                  113
                                            -------------------  -------------------

NET ASSETS................................  $       259,939,693  $        12,116,876
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       259,868,396  $        12,116,876
   Net assets from contracts in payout....               71,297                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       259,939,693  $        12,116,876
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                  BHFTII WESTERN
                                             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                            GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                               RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $        59,956,304  $        937,918,163  $        226,871,574    $         6,984,075
   Accrued dividends....................                   --                    --                    --                     --
   Due from Brighthouse Life Insurance
     Company............................                    6                     9                    --                      3
                                          -------------------  --------------------  --------------------  ----------------------
        Total Assets....................           59,956,310           937,918,172           226,871,574              6,984,078
                                          -------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                   62                   252                   145                     72
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     9                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                   62                   252                   154                     72
                                          -------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,956,248  $        937,549,771  $        226,738,229    $         6,984,006
   Net assets from contracts in payout..                   --               368,149               133,191                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================


                                                                     FEDERATED
                                             DWS CROCI(R)           HIGH INCOME            FEDERATED          FIDELITY(R) VIP
                                           INTERNATIONAL VIP           BOND                 KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,594,331  $              1,924  $             60,277  $        59,276,324
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            9,594,331                 1,924                60,277           59,276,324
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                     8                    --                    8
   Due to Brighthouse Life Insurance
     Company............................                    3                     1                     1                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   11                     9                     1                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,594,320  $              1,915  $             60,276  $        59,276,315
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        516,822,770  $         3,905,061
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    16                   --
                                          --------------------  -------------------
        Total Assets....................           516,822,786            3,905,061
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    54                   --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                    54                    1
                                          --------------------  -------------------

NET ASSETS..............................  $        516,822,732  $         3,905,060
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,785,835  $         3,905,060
   Net assets from contracts in payout..                36,897                   --
                                          --------------------  -------------------
        Total Net Assets................  $        516,822,732  $         3,905,060
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        FIDELITY(R) VIP
                                             FIDELITY(R) VIP      FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,795,963,058  $     2,146,738,124  $         17,486,567  $        160,226,250
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................         3,795,963,058        2,146,738,124            17,486,567           160,226,256
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                   --                    11                    --
   Due to Brighthouse Life Insurance
     Company............................                     5                    4                     4                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                    4                    15                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================


                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         55,902,970  $        336,722,705  $         3,608,968  $       218,572,362
   Accrued dividends....................                    --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    10                    10                   --                    4
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            55,902,980           336,722,715            3,608,968          218,572,366
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    26                    1                   36
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    2                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     8                    26                    3                   36
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         55,902,972  $        336,681,375  $         3,608,965  $       218,500,152
   Net assets from contracts in payout..                    --                41,314                   --               72,178
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        105,943,409  $        104,045,297
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     1
                                          --------------------  --------------------
        Total Assets....................           105,943,413           104,045,298
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                     4
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    29                     4
                                          --------------------  --------------------

NET ASSETS..............................  $        105,943,384  $        104,045,294
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,933,892  $        104,045,294
   Net assets from contracts in payout..                 9,492                    --
                                          --------------------  --------------------
        Total Net Assets................  $        105,943,384  $        104,045,294
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP         GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,848,769  $        196,643,951  $              2,269  $            110,134
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,848,771           196,643,951                 2,269               110,134
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    53                     3                    15                     7
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    53                     4                    31                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,814,296  $        196,624,261  $              2,238  $            110,127
   Net assets from contracts in payout..                34,422                19,686                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================


                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                            EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        560,935,809  $                952  $        217,298,683  $            269,361
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     2                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           560,935,811                   954           217,298,686               269,361
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                    10                    24                    21
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                    10                    24                    22
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        560,889,831  $                944  $        217,272,064  $            269,339
   Net assets from contracts in payout..                45,945                    --                26,598                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        274,064,394  $        393,172,213
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    17                    11
                                          --------------------  --------------------
        Total Assets....................           274,064,411           393,172,224
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   114                    81
                                          --------------------  --------------------

NET ASSETS..............................  $        274,064,297  $        393,172,143
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        274,039,188  $        393,106,968
   Net assets from contracts in payout..                25,109                65,175
                                          --------------------  --------------------
        Total Net Assets................  $        274,064,297  $        393,172,143
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $       193,406,544   $         2,215,581   $         5,902,457   $       104,196,843
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     2                     5                     7                     8
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................           193,406,546             2,215,586             5,902,464           104,196,851
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    47                    52                    48                    54
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    47                    52                    48                    54
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       193,315,062   $         2,212,616   $         5,902,416   $       104,183,900
   Net assets from contracts in payout....                91,437                 2,918                    --                12,897
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================

                                                                                                               LMPVIT WESTERN
                                                   LMPVET                                     LMPVET           ASSET VARIABLE
                                                 QS VARIABLE             LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        33,045,056   $        71,918,097  $           547,305  $        80,253,068
   Accrued dividends......................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                     1                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,045,057            71,918,098              547,305           80,253,068
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    4                    22                   11                   36
   Due to Brighthouse Life Insurance
     Company..............................                   --                    --                   --                    6
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    4                    22                   11                   42
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,045,053   $        71,829,880  $           547,294  $        80,237,073
   Net assets from contracts in payout....                   --                88,196                   --               15,953
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================



                                                 MFS(R) VIT           MFS(R) VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             2,655  $             7,949
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                2,655                7,949
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                    1
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                    7                    2
                                            -------------------  -------------------

NET ASSETS................................  $             2,648  $             7,947
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             2,648  $             7,947
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             2,648  $             7,947
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                   MORGAN STANLEY                              OPPENHEIMER
                                                MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN         VA GLOBAL
                                                 RESEARCH          INFRASTRUCTURE           GENESIS        MULTI-ALTERNATIVES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            19,276  $           462,129  $            5,094  $           228,850
   Accrued dividends......................                   --                   --                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................               19,276              462,129               5,094              228,850
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   --                   11                   3                   10
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   2                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    2                   11                   5                   10
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            19,274  $           462,118  $            5,089  $           228,840
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================

                                                                                                                PIMCO VIT
                                                OPPENHEIMER          OPPENHEIMER                                COMMODITY
                                               VA GOVERNMENT       VA MAIN STREET         OPPENHEIMER         REALRETURN(R)
                                                   MONEY              SMALL CAP         VA MAIN STREET          STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            3,078  $        88,702,364  $            13,008  $           375,098
   Accrued dividends......................                   1                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................               3,079           88,702,369               13,008              375,098
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   8                   18                    9                    9
   Due to Brighthouse Life Insurance
     Company..............................                   2                   --                    1                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  10                   18                   10                    9
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            3,069  $        88,685,369  $            12,998  $           375,089
   Net assets from contracts in payout....                  --               16,982                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================


                                                                      PIMCO VIT
                                                 PIMCO VIT        EMERGING MARKETS
                                               DYNAMIC BOND             BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $           546,934  $          827,047
   Accrued dividends......................                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................              546,934             827,047
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   --                  30
   Due to Brighthouse Life Insurance
     Company..............................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                    2                  32
                                            -------------------  ------------------

NET ASSETS................................  $           546,932  $          827,015
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           546,932  $          827,015
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $           546,932  $          827,015
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,851,007  $            211,129  $            179,933  $          7,200,179
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     8                     4                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            50,851,015               211,133               179,949             7,200,179
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    38                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    38                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,850,983  $            211,095  $            179,949  $          7,200,178
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            445,246  $            167,483
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   499                    --
                                          --------------------  --------------------
        Total Assets....................               445,745               167,483
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    38
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            445,745  $            167,444
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            445,745  $            164,625
   Net assets from contracts in payout..                    --                 2,819
                                          --------------------  --------------------
        Total Net Assets................  $            445,745  $            167,444
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL
                                                   GROWTH                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         3,053,902  $          1,979,635  $            90,386
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              783,531            1,445,540             3,660,677            1,311,333
      Administrative charges...............                   --              322,183               757,454              246,040
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              783,531            1,767,723             4,418,131            1,557,373
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (783,531)            1,286,179           (2,438,496)          (1,466,987)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,168,586              181,089            20,894,933            5,181,209
      Realized gains (losses) on sale of
        investments........................              337,950            (533,033)             8,789,205            3,179,077
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,506,536            (351,944)            29,684,138            8,360,286
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,172,784)          (3,825,721)          (56,558,465)         (19,185,609)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,333,752          (4,177,665)          (26,874,327)         (10,825,323)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           550,221  $       (2,891,486)  $       (29,312,823)  $      (12,292,310)
                                             ===================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                                                                               AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BALANCED
                                                    GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,136,175  $         5,405,121  $        50,597,992  $        47,748,548
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             9,316,153            4,977,640           34,927,665           41,900,314
      Administrative charges...............             1,834,660              899,379            7,630,331            8,218,562
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            11,150,813            5,877,019           42,557,996           50,118,876
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (8,014,638)            (471,898)            8,039,996          (2,370,328)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            76,347,840           27,096,811           12,273,770          173,853,689
      Realized gains (losses) on sale of
        investments........................            39,327,919           13,546,937           51,890,771           38,466,047
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           115,675,759           40,643,748           64,164,541          212,319,736
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (108,258,017)         (49,812,895)        (326,527,157)        (388,736,388)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,417,742          (9,169,147)        (262,362,616)        (176,416,652)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (596,896)  $       (9,641,045)  $     (254,322,620)  $     (178,786,980)
                                             ====================  ===================  ===================  ===================


                                                     BHFTI               BHFTI
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION        GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,354,851  $         2,973,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           25,619,045            9,692,086
      Administrative charges...............            4,863,489            1,901,000
                                             -------------------  -------------------
        Total expenses.....................           30,482,534           11,593,086
                                             -------------------  -------------------
          Net investment income (loss).....          (7,127,683)          (8,619,346)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          111,769,642          106,548,475
      Realized gains (losses) on sale of
        investments........................           25,872,062           14,547,738
                                             -------------------  -------------------
          Net realized gains (losses)......          137,641,704          121,096,213
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (262,020,895)        (124,294,726)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (124,379,191)          (3,198,513)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (131,506,874)  $      (11,817,859)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTI               BHFTI AQR              BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL          BLACKROCK
                                             MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        26,615,399  $          8,475,156  $        69,096,914  $         11,422,310
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           19,545,171            25,386,946           55,597,573             3,015,564
      Administrative charges...............            3,868,766             5,542,445           12,143,000               579,278
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           23,413,937            30,929,391           67,740,573             3,594,842
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            3,201,462          (22,454,235)            1,356,341             7,827,468
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           74,282,525           205,098,771          345,942,167                    --
      Realized gains (losses) on sale of
        investments........................           11,611,583          (51,012,888)           13,800,972           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           85,894,108           154,085,883          359,743,139           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (161,087,562)         (301,513,104)        (767,714,106)          (16,824,328)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (75,193,454)         (147,427,221)        (407,970,967)          (18,118,766)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (71,991,992)  $      (169,881,456)  $     (406,614,626)  $       (10,291,298)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                                                            BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI             BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,008,386  $       127,665,889  $          2,513,735  $        10,089,302
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,984,160           88,018,744             3,275,107            4,989,688
      Administrative charges...............             1,473,376           19,202,958               591,037              972,822
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,457,536          107,221,702             3,866,144            5,962,510
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (3,449,150)           20,444,187           (1,352,409)            4,126,792
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,270,563          655,916,070            13,136,861                   --
      Realized gains (losses) on sale of
        investments........................            13,240,683           30,178,651             5,309,718            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            34,511,246          686,094,721            18,446,579            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (94,794,873)      (1,370,558,908)          (54,706,228)         (71,732,414)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (60,283,627)        (684,464,187)          (36,259,649)         (68,084,630)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (63,732,777)  $     (664,020,000)  $       (37,612,058)  $      (63,957,838)
                                             ====================  ===================  ====================  ===================

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                   ARTISAN             EATON VANCE
                                                INTERNATIONAL         FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,154  $         2,375,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,953              909,550
      Administrative charges...............                  771              171,941
                                             -------------------  -------------------
        Total expenses.....................                3,724            1,081,491
                                             -------------------  -------------------
           Net investment income (loss)....                  430            1,294,171
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,098             (25,963)
                                             -------------------  -------------------
           Net realized gains (losses).....                2,098             (25,963)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,515)          (2,516,203)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (40,417)          (2,542,166)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,987)  $       (1,247,995)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON            WELLINGTON          BHFTI CLARION
                                                   DURATION           INTERNATIONAL           LARGE CAP             GLOBAL
                                                 TOTAL RETURN             BOND                RESEARCH            REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,608,019  $                --  $            139,925  $        14,759,846
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,916,133              453,223               227,839            3,147,128
      Administrative charges...............               366,115               90,246                39,734              622,017
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,282,248              543,469               267,573            3,769,145
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               325,771            (543,469)             (127,648)           10,990,701
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             1,850,415                   --
      Realized gains (losses) on sale of
        investments........................             (883,368)            (785,527)               579,816              153,417
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (883,368)            (785,527)             2,430,231              153,417
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,087,840)            1,155,692           (3,419,013)         (36,679,711)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,971,208)              370,165             (988,782)         (36,526,294)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,645,437)  $         (173,304)  $        (1,116,430)  $      (25,535,593)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTI FIDELITY
                                                    BHFTI             INSTITUTIONAL
                                                 CLEARBRIDGE       ASSET MANAGEMENT(R)         BHFTI             BHFTI INVESCO
                                                 AGGRESSIVE            GOVERNMENT         HARRIS OAKMARK         BALANCED-RISK
                                                   GROWTH                INCOME            INTERNATIONAL          ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,604,986  $        14,831,292   $        10,437,626  $        11,545,498
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,042,533            6,018,692             8,139,193           11,099,180
      Administrative charges...............            1,125,099            1,331,899             1,529,740            2,455,966
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,167,632            7,350,591             9,668,933           13,555,146
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (4,562,646)            7,480,701               768,693          (2,009,648)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           21,026,071                   --            25,106,042           77,491,815
      Realized gains (losses) on sale of
        investments........................           37,250,879          (4,246,293)             4,683,027          (6,636,953)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           58,276,950          (4,246,293)            29,789,069           70,854,862
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (83,760,460)         (12,308,508)         (196,507,060)        (145,711,399)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,483,510)         (16,554,801)         (166,717,991)         (74,856,537)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (30,046,156)  $       (9,074,100)   $     (165,949,298)  $      (76,866,185)
                                             ===================  ====================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,517,747  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,660,804            4,302,889
      Administrative charges...............             1,802,984              819,460
                                             --------------------  -------------------
        Total expenses.....................            10,463,788            5,122,349
                                             --------------------  -------------------
           Net investment income (loss)....           (5,946,041)          (5,122,349)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            54,080,085           42,945,866
      Realized gains (losses) on sale of
        investments........................            24,002,948            2,122,656
                                             --------------------  -------------------
           Net realized gains (losses).....            78,083,033           45,068,522
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (162,972,006)         (70,770,383)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (84,888,973)         (25,701,861)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (90,835,014)  $      (30,824,210)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                          BHFTI                BHFTI
                                                     BHFTI              JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,158,373  $        19,738,377  $           307,961  $         2,804,999
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,297,813           13,593,554              347,585            1,989,091
      Administrative charges...............              833,400            3,032,482               58,674              381,936
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,131,213           16,626,036              406,259            2,371,027
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,027,160            3,112,341             (98,298)              433,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           66,316,770            1,377,403            9,660,745
      Realized gains (losses) on sale of
        investments........................          (2,143,941)            2,451,997              520,617            5,392,294
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (2,143,941)           68,768,767            1,898,020           15,053,039
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,403,285)        (176,576,936)          (5,084,957)         (25,413,434)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,547,226)        (107,808,169)          (3,186,937)         (10,360,395)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,520,066)  $     (104,695,828)  $       (3,285,235)  $       (9,926,423)
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE          BHFTI MFS(R)             BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       16,609,507  $        5,089,120  $                --  $           609,684
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          10,171,770           3,451,615            3,055,898              732,242
      Administrative charges...............           2,319,888             624,134              629,196              153,687
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................          12,491,658           4,075,749            3,685,094              885,929
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           4,117,849           1,013,371          (3,685,094)            (276,245)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          61,462,495                  --           48,467,957            5,773,241
      Realized gains (losses) on sale of
        investments........................           2,787,968           3,869,459           24,492,454            3,008,655
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          64,250,463           3,869,459           72,960,411            8,781,896
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (149,317,791)        (44,456,699)         (44,253,416)         (16,700,241)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (85,067,328)        (40,587,240)           28,706,995          (7,918,345)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (80,949,479)  $     (39,573,869)  $        25,021,901  $       (8,194,590)
                                             ==================  ==================  ===================  ===================

                                                     BHFTI
                                                   PANAGORA               BHFTI
                                                    GLOBAL           PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,604,366
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,569,307            8,075,366
      Administrative charges...............              340,455            1,520,639
                                             -------------------  -------------------
        Total expenses.....................            1,909,762            9,596,005
                                             -------------------  -------------------
          Net investment income (loss).....          (1,909,762)                8,361
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,155,434                   --
      Realized gains (losses) on sale of
        investments........................              192,602          (8,730,078)
                                             -------------------  -------------------
          Net realized gains (losses)......           10,348,036          (8,730,078)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,920,173)         (15,750,336)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,572,137)         (24,480,414)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,481,899)  $      (24,472,053)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        BHFTI
                                                    BHFTI             SCHRODERS          BHFTI SSGA
                                                    PIMCO              GLOBAL            GROWTH AND          BHFTI SSGA
                                                TOTAL RETURN         MULTI-ASSET         INCOME ETF          GROWTH ETF
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       19,299,299  $       14,805,940  $       29,275,963  $        9,298,310
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          18,688,910          10,018,878          15,816,334           5,948,202
      Administrative charges...............           3,487,095           2,185,680           3,169,675           1,154,938
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................          22,176,005          12,204,558          18,986,009           7,103,140
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....         (2,876,706)           2,601,382          10,289,954           2,195,170
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          49,747,957          55,899,748          26,273,131
      Realized gains (losses) on sale of
        investments........................         (9,864,205)           3,794,040          12,644,175           9,537,970
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......         (9,864,205)          53,541,997          68,543,923          35,811,101
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (14,647,929)       (146,584,465)       (175,633,547)        (82,579,909)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (24,512,134)        (93,042,468)       (107,089,624)        (46,768,808)
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (27,388,840)  $     (90,441,086)  $     (96,799,670)  $     (44,573,638)
                                             ==================  ==================  ==================  ==================


                                                 BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                  PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                   CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,612,551  $                --  $             7,477  $         1,416,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,784,169            6,555,409                3,609            3,165,699
      Administrative charges...............            1,437,604            1,238,273                  753              620,229
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,221,773            7,793,682                4,362            3,785,928
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,390,778          (7,793,682)                3,115          (2,369,206)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,876,949           70,252,702                   --           45,235,688
      Realized gains (losses) on sale of
        investments........................           13,983,911           10,808,523              (1,609)            3,911,288
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           83,860,860           81,061,225              (1,609)           49,146,976
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (160,474,054)         (86,334,850)              (6,630)         (71,450,699)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (76,613,194)          (5,273,625)              (8,239)         (22,303,723)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (74,222,416)  $      (13,067,307)  $           (5,124)  $      (24,672,929)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI           BHFTII BAILLIE
                                                 WELLS CAPITAL           GIFFORD
                                                  MANAGEMENT          INTERNATIONAL
                                                 MID CAP VALUE            STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,182,078  $         2,128,134
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,682,260            3,011,515
      Administrative charges...............              314,533              584,497
                                             -------------------  -------------------
        Total expenses.....................            1,996,793            3,596,012
                                             -------------------  -------------------
          Net investment income (loss).....            (814,715)          (1,467,878)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,559,895                   --
      Realized gains (losses) on sale of
        investments........................          (1,718,052)            7,060,425
                                             -------------------  -------------------
          Net realized gains (losses)......            8,841,843            7,060,425
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (27,509,855)         (49,728,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (18,668,012)         (42,667,588)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,482,727)  $      (44,135,466)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII              BLACKROCK             BLACKROCK           BRIGHTHOUSE
                                                   BLACKROCK             CAPITAL             ULTRA-SHORT             ASSET
                                                  BOND INCOME         APPRECIATION            TERM BOND          ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,271,051  $            19,218  $         2,135,251  $          2,152,368
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               949,151              282,927            3,719,387             1,304,547
      Administrative charges...............               163,857               47,169              703,021               250,701
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,113,008              330,096            4,422,408             1,555,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,158,043            (310,878)          (2,287,157)               597,120
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,429,865               16,580             1,269,345
      Realized gains (losses) on sale of
        investments........................             (316,573)              995,468              642,886             (632,429)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (316,573)            3,425,333              659,466               636,916
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,334,812)          (4,328,210)            1,557,185           (5,440,948)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,651,385)            (902,877)            2,216,651           (4,804,032)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,493,342)  $       (1,213,755)  $          (70,506)  $        (4,206,912)
                                             ====================  ===================  ===================  ====================


                                                    BHFTII               BHFTII                BHFTII              BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/
                                                     ASSET                ASSET                 ASSET              ARTISAN
                                                 ALLOCATION 40        ALLOCATION 60         ALLOCATION 80       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         69,494,899  $       101,464,844  $        74,668,696  $           752,626
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            46,327,201           82,131,942           77,972,242            2,603,810
      Administrative charges...............             8,758,815           15,542,484           14,344,515              448,072
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            55,086,016           97,674,426           92,316,757            3,051,882
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            14,408,883            3,790,418         (17,648,061)          (2,299,256)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           105,133,308          236,261,135          254,515,877           10,451,960
      Realized gains (losses) on sale of
        investments........................          (23,360,975)         (20,766,349)            5,263,838            3,748,078
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            81,772,333          215,494,786          259,779,715           14,200,038
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (294,921,005)        (667,253,153)        (759,581,911)         (38,603,934)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (213,148,672)        (451,758,367)        (499,802,196)         (24,403,896)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (198,739,789)  $     (447,967,949)  $     (517,450,257)  $      (26,703,152)
                                             ====================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  DIMENSIONAL          WELLINGTON
                                                 INTERNATIONAL         CORE EQUITY
                                                 SMALL COMPANY        OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,718,412  $         13,167,521
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              913,690            10,125,546
      Administrative charges...............              171,926             1,961,205
                                             -------------------  --------------------
        Total expenses.....................            1,085,616            12,086,751
                                             -------------------  --------------------
           Net investment income (loss)....              632,796             1,080,770
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,836,839            42,720,154
      Realized gains (losses) on sale of
        investments........................              283,175            15,517,186
                                             -------------------  --------------------
           Net realized gains (losses).....            5,120,014            58,237,340
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,675,154)          (66,761,339)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,555,140)           (8,523,999)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (15,922,344)  $        (7,443,229)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTII               BHFTII
                                                   BHFTII                                  LOOMIS SAYLES        LOOMIS SAYLES
                                                  FRONTIER              BHFTII               SMALL CAP            SMALL CAP
                                               MID CAP GROWTH       JENNISON GROWTH            CORE                GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           618,895  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              936,580            7,012,063              215,975                3,051
      Administrative charges...............              174,024            1,277,882               36,174                  763
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,110,604            8,289,945              252,149                3,814
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,110,604)          (7,671,050)            (252,149)              (3,814)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,379,062           77,144,539            1,532,161               47,828
      Realized gains (losses) on sale of
        investments........................            1,467,297           18,496,044              185,799                9,031
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,846,359           95,640,583            1,717,960               56,859
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,105,567)         (90,743,540)          (3,235,985)             (50,854)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,259,208)            4,897,043          (1,518,025)                6,005
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,369,812)  $       (2,774,007)  $       (1,770,174)  $             2,191
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                   METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                                 BOND INDEX        MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         8,464,228  $         1,688,335   $         3,301,317   $         1,362,852
                                             -------------------  --------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,587,612            2,103,671             1,503,673             2,032,216
      Administrative charges...............              731,265              313,946               252,075               347,234
                                             -------------------  --------------------  -------------------  ---------------------
        Total expenses.....................            4,318,877            2,417,617             1,755,748             2,379,450
                                             -------------------  --------------------  -------------------  ---------------------
          Net investment income (loss).....            4,145,351            (729,282)             1,545,569           (1,016,598)
                                             -------------------  --------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,477,294                    --            10,610,858
      Realized gains (losses) on sale of
        investments........................          (2,275,005)            4,071,598             1,420,914             4,464,218
                                             -------------------  --------------------  -------------------  ---------------------
          Net realized gains (losses)......          (2,275,005)           17,548,892             1,420,914            15,075,076
                                             -------------------  --------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,007,320)         (36,439,302)          (21,678,671)          (32,956,301)
                                             -------------------  --------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,282,325)         (18,890,410)          (20,257,757)          (17,881,225)
                                             -------------------  --------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,136,974)  $      (19,619,692)   $      (18,712,188)   $      (18,897,823)
                                             ===================  ====================  ===================  =====================



                                               BHFTII METLIFE           BHFTII
                                                 STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,120,353  $           866,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,255,390              545,510
      Administrative charges...............            1,374,364               80,157
                                             -------------------  -------------------
        Total expenses.....................            9,629,754              625,667
                                             -------------------  -------------------
          Net investment income (loss).....              490,599              240,474
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           35,867,740            2,480,391
      Realized gains (losses) on sale of
        investments........................           28,482,043              505,547
                                             -------------------  -------------------
          Net realized gains (losses)......           64,349,783            2,985,938
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (101,504,078)          (6,093,267)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (37,154,295)          (3,107,329)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (36,663,696)  $       (2,866,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               BHFTII               BHFTII
                                                    BHFTII          BHFTII NEUBERGER        T. ROWE PRICE        T. ROWE PRICE
                                                 MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,757,789  $           157,241  $            589,386  $             7,920
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,803,597            1,789,368             3,731,215              189,541
      Administrative charges...............               690,154              298,721               685,588               19,517
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,493,751            2,088,089             4,416,803              209,058
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (735,962)          (1,930,848)           (3,827,417)            (201,138)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            18,134,215           16,150,766            51,369,051            1,266,354
      Realized gains (losses) on sale of
        investments........................             2,024,467            6,338,612             3,230,598              432,876
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            20,158,682           22,489,378            54,599,649            1,699,230
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (51,764,838)         (29,833,570)          (58,693,758)          (2,519,895)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (31,606,156)          (7,344,192)           (4,094,109)            (820,665)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (32,342,118)  $       (9,275,040)  $        (7,921,526)  $       (1,021,803)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTII WESTERN
                                                BHFTII VANECK       ASSET MANAGEMENT      BHFTII WESTERN
                                               GLOBAL NATURAL        STRATEGIC BOND      ASSET MANAGEMENT           BLACKROCK
                                                  RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         53,732,502  $         4,811,245   $             62,764
                                             -------------------  --------------------  -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              971,964            12,000,244            2,779,359                 46,864
      Administrative charges...............              190,591             2,522,539              583,687                 10,003
                                             -------------------  --------------------  -------------------  ----------------------
        Total expenses.....................            1,162,555            14,522,783            3,363,046                 56,867
                                             -------------------  --------------------  -------------------  ----------------------
           Net investment income (loss)....          (1,162,555)            39,209,719            1,448,199                  5,897
                                             -------------------  --------------------  -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                305,269
      Realized gains (losses) on sale of
        investments........................          (1,433,525)               428,365          (1,703,074)                  5,587
                                             -------------------  --------------------  -------------------  ----------------------
           Net realized gains (losses).....          (1,433,525)               428,365          (1,703,074)                310,856
                                             -------------------  --------------------  -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,400,844)          (94,399,767)          (1,693,598)              (851,294)
                                             -------------------  --------------------  -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (22,834,369)          (93,971,402)          (3,396,672)              (540,438)
                                             -------------------  --------------------  -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,996,924)  $       (54,761,683)  $       (1,948,473)   $          (534,541)
                                             ===================  ====================  ===================  ======================


                                                                        FEDERATED
                                                DWS CROCI(R)           HIGH INCOME
                                              INTERNATIONAL VIP           BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           121,198  $               158
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              155,556                   27
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................              155,556                   27
                                             -------------------  -------------------
           Net investment income (loss)....             (34,358)                  131
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (434,350)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....            (434,350)                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,344,486)                (220)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,778,836)                (222)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,813,194)  $              (91)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    FEDERATED          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                     KAUFMAN            ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,089,665  $          3,662,652  $             99,085
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   918               917,766             7,375,311                63,227
      Administrative charges................                    --                    --               945,400                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   918               917,766             8,320,711                63,227
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (918)               171,899           (4,658,059)                35,858
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 4,453             2,251,920            53,633,510               215,685
      Realized gains (losses) on sale of
        investments.........................                   280             (254,318)            21,372,854                15,340
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,733             1,997,602            75,006,364               231,025
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,396)           (6,425,359)         (111,391,708)             (692,539)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,337           (4,427,757)          (36,385,344)             (461,514)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              1,419  $        (4,255,858)  $       (41,043,403)  $          (425,656)
                                              ====================  ====================  ====================  ====================

                                                                                             FIDELITY(R) VIP
                                                 FIDELITY(R) VIP       FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         58,530,616  $         29,370,024  $            282,499  $            439,442
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            87,101,171            50,556,176               232,924             2,482,341
      Administrative charges................                    --                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            87,101,171            50,556,176               232,924             2,482,341
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (28,570,555)          (21,186,152)                49,575           (2,042,899)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           339,708,559           307,655,468                    --            25,351,293
      Realized gains (losses) on sale of
        investments.........................            48,153,080            53,476,583                    --             6,761,570
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           387,861,639           361,132,051                    --            32,112,863
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (653,490,971)         (535,553,464)                     3          (31,265,399)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         (265,629,332)         (174,421,413)                     3               847,464
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (294,199,887)  $      (195,607,565)  $             49,578  $        (1,195,435)
                                              ====================  ====================  ====================  ====================


                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                    INDEX 500              MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,166,723  $          1,664,924
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               871,854             4,738,266
      Administrative charges................                    --             1,045,143
                                              --------------------  --------------------
        Total expenses......................               871,854             5,783,409
                                              --------------------  --------------------
           Net investment income (loss).....               294,869           (4,118,485)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               311,079            37,667,751
      Realized gains (losses) on sale of
        investments.........................             4,000,889             8,774,357
                                              --------------------  --------------------
           Net realized gains (losses)......             4,311,968            46,442,108
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (7,834,778)         (104,511,568)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,522,810)          (58,069,460)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,227,941)  $       (62,187,945)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                FIDELITY(R) VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                   OVERSEAS              INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,517  $         11,860,042  $          2,959,440  $          1,104,169
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                53,284             2,750,590             1,434,687             1,385,222
      Administrative charges................                    --               613,236               315,781               309,728
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                53,284             3,363,826             1,750,468             1,694,950
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                12,233             8,496,216             1,208,972             (590,781)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,608,211            18,804,312
      Realized gains (losses) on sale of
        investments.........................                72,873             1,428,156             1,905,875             1,017,188
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                72,873             1,428,156             6,514,086            19,821,500
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (770,959)          (22,969,206)          (19,962,133)          (36,050,020)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (698,086)          (21,541,050)          (13,448,047)          (16,228,520)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (685,853)  $       (13,044,834)  $       (12,239,075)  $       (16,819,301)
                                              ====================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON       FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                                  FOREIGN VIP          GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,747,248  $                 --  $                 --  $              1,133
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,038,254             2,277,625                   191                 1,779
      Administrative charges................               167,075               513,901                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,205,329             2,791,526                   191                 1,779
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               541,919           (2,791,526)                 (191)                 (646)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                   987                 8,115
      Realized gains (losses) on sale of
        investments.........................                37,325           (1,691,871)                   757                 5,791
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                37,325           (1,691,871)                 1,744                13,906
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (12,421,982)             5,722,312               (1,652)              (26,464)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (12,384,657)             4,030,441                    92              (12,558)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (11,842,738)  $          1,238,915  $               (99)  $           (13,204)
                                              ====================  ====================  ====================  ====================

                                                  INVESCO V.I.          INVESCO V.I.
                                                EQUITY AND INCOME     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,793,413  $                 23
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,404,053                    14
      Administrative charges................             1,606,100                    --
                                              --------------------  --------------------
        Total expenses......................             9,010,153                    14
                                              --------------------  --------------------
           Net investment income (loss).....             3,783,260                     9
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,424,533                   103
      Realized gains (losses) on sale of
        investments.........................            12,170,091                     6
                                              --------------------  --------------------
           Net realized gains (losses)......            40,594,624                   109
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (114,250,594)                 (277)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (73,655,970)                 (168)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (69,872,710)  $              (159)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH        STRATEGY          AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,517,051   $              5,507   $         1,868,025  $         5,376,613
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,800,553                  3,195             3,787,383            5,103,514
      Administrative charges...............              623,815                    798               785,080            1,084,147
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            3,424,368                  3,993             4,572,463            6,187,661
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            1,092,683                  1,514           (2,704,438)            (811,048)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,771,703                 11,955            20,065,495           18,266,283
      Realized gains (losses) on sale of
        investments........................            4,627,236                  2,133            10,845,838           25,930,402
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            6,398,939                 14,088            30,911,333           44,196,685
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (50,284,813)               (34,262)          (56,688,564)         (54,650,170)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (43,885,874)               (20,174)          (25,777,231)         (10,453,485)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (42,793,191)   $           (18,660)   $      (28,481,669)  $      (11,264,533)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,962,678  $              7,464   $           101,267  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,487,926                45,598               102,552            1,424,407
      Administrative charges...............               526,127                 7,262                16,981              294,952
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             3,014,053                52,860               119,533            1,719,359
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (51,375)              (45,396)              (18,266)          (1,719,359)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,742,157                72,107               424,484           12,236,121
      Realized gains (losses) on sale of
        investments........................             9,936,181               345,075               166,232            8,532,690
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            22,678,338               417,182               590,716           20,768,811
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (35,551,367)             (327,244)           (1,263,154)         (15,336,872)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (12,873,029)                89,938             (672,438)            5,431,939
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (12,924,404)  $             44,542   $         (690,704)  $         3,712,580
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                                  QS VARIABLE          QS VARIABLE
                                              CONSERVATIVE GROWTH        GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           920,584   $         2,170,735
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              424,520               959,578
      Administrative charges...............               95,465               215,105
                                             --------------------  -------------------
        Total expenses.....................              519,985             1,174,683
                                             --------------------  -------------------
           Net investment income (loss)....              400,599               996,052
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,010,830             4,552,540
      Realized gains (losses) on sale of
        investments........................              593,958             1,110,887
                                             --------------------  -------------------
           Net realized gains (losses).....            1,604,788             5,663,427
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,458)          (14,026,648)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,456,670)           (8,363,221)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,056,071)   $       (7,367,169)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            15,208  $          4,370,667  $                18  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               10,110               993,342                   44                  112
      Administrative charges...............                1,825               210,529                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               11,935             1,203,871                   44                  112
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                3,273             3,166,796                 (26)                (112)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               27,944                    --                  128                1,135
      Realized gains (losses) on sale of
        investments........................               26,716           (1,103,797)                1,027                  579
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               54,660           (1,103,797)                1,155                1,714
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (105,442)           (6,633,498)              (1,294)              (1,928)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (50,782)           (7,737,295)                (139)                (214)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (47,509)  $        (4,570,499)  $             (165)  $             (326)
                                             ===================  ====================  ===================  ===================


                                                                     MORGAN STANLEY                               OPPENHEIMER
                                                  MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN          VA GLOBAL
                                                   RESEARCH          INFRASTRUCTURE           GENESIS         MULTI-ALTERNATIVES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               148  $             14,235  $                --  $               428
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  299                 5,357                   50                2,598
      Administrative charges...............                   --                 1,281                   --                  619
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                  299                 6,638                   50                3,217
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (151)                 7,597                 (50)              (2,789)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,450                19,366                  554                   --
      Realized gains (losses) on sale of
        investments........................                1,734               (4,546)                   18                (340)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,184                14,820                  572                (340)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (5,181)              (69,920)                (935)              (7,979)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (997)              (55,100)                (363)              (8,319)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,148)  $           (47,503)  $             (413)  $          (11,108)
                                             ===================  ====================  ===================  ===================


                                                  OPPENHEIMER          OPPENHEIMER
                                                 VA GOVERNMENT       VA MAIN STREET
                                                     MONEY              SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 42  $            66,406
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    42            1,260,584
      Administrative charges...............                    --              279,865
                                             --------------------  -------------------
        Total expenses.....................                    42            1,540,449
                                             --------------------  -------------------
           Net investment income (loss)....                    --          (1,474,043)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           14,402,984
      Realized gains (losses) on sale of
        investments........................                    --            5,081,205
                                             --------------------  -------------------
           Net realized gains (losses).....                    --           19,484,189
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                     2         (28,702,815)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                     2          (9,218,626)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                  2  $      (10,692,669)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        PIMCO VIT
                                                                        COMMODITY                                  PIMCO VIT
                                                  OPPENHEIMER         REALRETURN(R)          PIMCO VIT         EMERGING MARKETS
                                                VA MAIN STREET          STRATEGY           DYNAMIC BOND              BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,308  $              8,041  $            13,548  $            34,617
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,565                 4,679                6,283                9,013
      Administrative charges...............                   --                 1,109                1,435                1,893
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,565                 5,788                7,718               10,906
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (257)                 2,253                5,830               23,711
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                9,835                    --                  923                   --
      Realized gains (losses) on sale of
        investments........................                7,420               (5,559)                2,752              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               17,255               (5,559)                3,675              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (30,519)              (66,127)             (13,072)             (78,997)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (13,264)              (71,686)              (9,397)             (82,163)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,521)  $           (69,433)  $           (3,567)  $          (58,452)
                                             ===================  ====================  ===================  ===================


                                                                                           T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT          GOVERNMENT           T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES          MONEY             GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           290,516  $              5,867  $             2,988  $            12,823
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              728,522                 3,331                1,929               72,208
      Administrative charges...............              158,300                   595                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              886,822                 3,926                1,929               72,208
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (596,306)                 1,941                1,059             (59,385)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,306,803                23,974                   --              592,207
      Realized gains (losses) on sale of
        investments........................              325,277               (5,377)                   --              364,936
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            5,632,080                18,597                   --              957,143
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,355,064)              (41,198)                 (16)            (989,532)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,722,984)              (22,601)                 (16)             (32,389)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,319,290)  $           (20,660)  $             1,043  $          (91,774)
                                             ===================  ====================  ===================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,926  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,472                2,165
      Administrative charges...............                    --                  399
                                             --------------------  -------------------
        Total expenses.....................                 4,472                2,564
                                             --------------------  -------------------
           Net investment income (loss)....                 2,454                (772)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,411               14,492
      Realized gains (losses) on sale of
        investments........................                 3,665                  674
                                             --------------------  -------------------
           Net realized gains (losses).....                27,076               15,166
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (105,877)             (19,785)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (78,801)              (4,619)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (76,347)  $           (5,391)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (783,531)  $      (678,275)  $      1,286,179  $        787,684
   Net realized gains (losses)....         2,506,536       (1,023,289)         (351,944)         2,041,738
   Change in unrealized gains
     (losses) on investments......       (1,172,784)        13,647,718       (3,825,721)           174,230
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           550,221        11,946,154       (2,891,486)         3,003,652
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           610,621           594,566         8,206,268         1,586,266
   Net transfers (including
     fixed account)...............       (1,035,079)       (1,016,845)         1,706,180        13,643,215
   Contract charges...............           (5,692)           (5,828)       (1,452,123)       (1,505,367)
   Transfers for contract benefits
     and terminations.............       (4,580,523)       (3,946,822)      (17,242,592)      (13,685,204)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,010,673)       (4,374,929)       (8,782,267)            38,910
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,460,452)         7,571,225      (11,673,753)         3,042,562
NET ASSETS:
   Beginning of year..............        53,660,724        46,089,499       135,763,632       132,721,070
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,200,272  $     53,660,724  $    124,089,879  $    135,763,632
                                    ================  ================  ================  ================

                                                                                 AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,438,496)  $    (2,421,180)  $    (1,466,987)  $    (1,054,845)
   Net realized gains (losses)....         29,684,138        18,301,694         8,360,286         1,603,200
   Change in unrealized gains
     (losses) on investments......       (56,558,465)        62,144,209      (19,185,609)        24,178,814
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (29,312,823)        78,024,723      (12,292,310)        24,727,169
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,298,993         4,242,577         2,006,714         1,485,802
   Net transfers (including
     fixed account)...............          4,067,044      (12,431,027)         (901,612)       (2,427,851)
   Contract charges...............        (3,322,569)       (3,292,936)       (1,095,093)       (1,095,299)
   Transfers for contract benefits
     and terminations.............       (33,576,789)      (30,039,921)      (13,234,804)       (9,370,478)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,533,321)      (41,521,307)      (13,224,795)      (11,407,826)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (53,846,144)        36,503,416      (25,517,105)        13,319,343
NET ASSETS:
   Beginning of year..............        313,542,010       277,038,594       119,807,921       106,488,578
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     259,695,866  $    313,542,010  $     94,290,816  $    119,807,921
                                    =================  ================  ================  ================


                                         AMERICAN FUNDS(R) GROWTH         AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,014,638)  $     (7,358,002)  $      (471,898)  $      (347,475)
   Net realized gains (losses)....       115,675,759        101,266,036        40,643,748        32,850,739
   Change in unrealized gains
     (losses) on investments......     (108,258,017)         85,965,988      (49,812,895)        39,728,258
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (596,896)        179,874,022       (9,641,045)        72,231,522
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,515,043          1,277,710        14,594,673         8,172,200
   Net transfers (including
     fixed account)...............      (47,696,479)       (39,592,852)      (13,147,408)            28,630
   Contract charges...............       (8,171,428)        (8,230,911)       (3,996,052)       (3,870,596)
   Transfers for contract benefits
     and terminations.............      (91,170,739)       (72,470,529)      (42,325,760)      (37,082,588)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (145,523,603)      (119,016,582)      (44,874,547)      (32,752,354)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (146,120,499)         60,857,440      (54,515,592)        39,479,168
NET ASSETS:
   Beginning of year..............       785,751,753        724,894,313       403,461,557       363,982,389
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    639,631,254  $     785,751,753  $    348,945,965  $    403,461,557
                                    ================  =================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,039,996  $      2,926,799
   Net realized gains (losses)....        64,164,541        42,727,382
   Change in unrealized gains
     (losses) on investments......     (326,527,157)       319,629,552
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (254,322,620)       365,283,733
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,251,199        35,354,200
   Net transfers (including
     fixed account)...............      (42,062,422)      (59,328,548)
   Contract charges...............      (52,380,024)      (52,370,057)
   Transfers for contract benefits
     and terminations.............     (205,983,756)     (172,478,893)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (285,175,003)     (248,823,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (539,497,623)       116,460,435
NET ASSETS:
   Beginning of year..............     3,260,338,788     3,143,878,353
                                    ----------------  ----------------
   End of year....................  $  2,720,841,165  $  3,260,338,788
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                           BALANCED ALLOCATION                   GROWTH ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,370,328)  $      (955,855)  $    (7,127,683)  $     (6,022,171)
   Net realized gains (losses)....       212,319,736       192,130,023       137,641,704        137,553,868
   Change in unrealized gains
     (losses) on investments......     (388,736,388)       272,500,716     (262,020,895)        201,023,064
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (178,786,980)       463,674,884     (131,506,874)        332,554,761
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,294,359        53,857,604        22,893,650         12,059,070
   Net transfers (including
     fixed account)...............        44,467,649        57,372,994        22,422,497         51,244,674
   Contract charges...............      (42,614,398)      (42,218,587)      (23,579,965)       (22,892,582)
   Transfers for contract benefits
     and terminations.............     (332,636,402)     (273,711,360)     (161,542,342)      (139,110,125)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (269,488,792)     (204,699,349)     (139,806,160)       (98,698,963)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............     (448,275,772)       258,975,535     (271,313,034)        233,855,798
NET ASSETS:
   Beginning of year..............     3,411,543,507     3,152,567,972     1,978,846,627      1,744,990,829
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $  2,963,267,735  $  3,411,543,507  $  1,707,533,593  $   1,978,846,627
                                    ================  ================  ================  =================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,619,346)  $    (7,912,722)  $      3,201,462  $      4,191,018
   Net realized gains (losses)....       121,096,213        88,560,442        85,894,108        81,222,092
   Change in unrealized gains
     (losses) on investments......     (124,294,726)        83,091,838     (161,087,562)        87,897,810
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,817,859)       163,739,558      (71,991,992)       173,310,920
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        59,541,793        16,802,718        34,253,829        27,849,930
   Net transfers (including
     fixed account)...............      (11,400,101)      (20,689,929)      (18,221,324)           664,248
   Contract charges...............       (8,675,546)       (8,411,481)      (20,944,461)      (21,504,359)
   Transfers for contract benefits
     and terminations.............      (74,447,286)      (57,782,569)     (153,644,415)     (137,406,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,981,140)      (70,081,261)     (158,556,371)     (130,396,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (46,798,999)        93,658,297     (230,548,363)        42,914,288
NET ASSETS:
   Beginning of year..............       747,840,737       654,182,440     1,633,368,044     1,590,453,756
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    701,041,738  $    747,840,737  $  1,402,819,681  $  1,633,368,044
                                    ================  ================  ================  ================

                                                BHFTI AQR                         BHFTI BLACKROCK
                                          GLOBAL RISK BALANCED              GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (22,454,235)  $      7,427,743  $       1,356,341  $   (36,259,790)
   Net realized gains (losses)....       154,085,883        77,912,326        359,743,139        82,332,471
   Change in unrealized gains
     (losses) on investments......     (301,513,104)       103,255,195      (767,714,106)       517,966,691
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (169,881,456)       188,595,264      (406,614,626)       564,039,372
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,372,769        15,435,188         27,556,344        54,232,286
   Net transfers (including
     fixed account)...............      (50,527,549)      (49,213,801)       (60,756,484)      (94,191,855)
   Contract charges...............      (39,926,841)      (40,323,587)       (82,936,075)      (82,306,590)
   Transfers for contract benefits
     and terminations.............     (148,697,718)     (136,815,405)      (332,714,991)     (289,112,796)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (232,779,339)     (210,917,605)      (448,851,206)     (411,378,955)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (402,660,795)      (22,322,341)      (855,465,832)       152,660,417
NET ASSETS:
   Beginning of year..............     2,373,211,858     2,395,534,199      5,151,909,115     4,999,248,698
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  1,970,551,063  $  2,373,211,858  $   4,296,443,283  $  5,151,909,115
                                    ================  ================  =================  ================


                                        BHFTI BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,827,468  $      9,140,724
   Net realized gains (losses)....       (1,294,438)         (822,661)
   Change in unrealized gains
     (losses) on investments......      (16,824,328)         5,655,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,291,298)        13,973,591
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        36,481,761         3,469,816
   Net transfers (including
     fixed account)...............      (10,255,069)         5,362,102
   Contract charges...............       (2,593,200)       (2,673,916)
   Transfers for contract benefits
     and terminations.............      (22,435,866)      (19,361,900)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,197,626      (13,203,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,093,672)           769,693
NET ASSETS:
   Beginning of year..............       232,649,098       231,879,405
                                    ----------------  ----------------
   End of year....................  $    223,555,426  $    232,649,098
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BRIGHTHOUSE                    BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100                     BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,449,150)  $    (2,129,085)  $      20,444,187  $     12,291,654
   Net realized gains (losses).....         34,511,246        41,832,365        686,094,721       400,796,425
   Change in unrealized gains
     (losses) on investments.......       (94,794,873)        72,242,761    (1,370,558,908)       741,072,715
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (63,732,777)       111,946,041      (664,020,000)     1,154,160,794
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,099,166         3,314,632         73,742,871       163,855,291
   Net transfers (including
     fixed account)................        (1,619,355)      (13,326,501)        210,959,020       253,267,621
   Contract charges................        (4,923,073)       (4,949,435)      (123,227,586)     (115,984,388)
   Transfers for contract benefits
     and terminations..............       (59,754,967)      (39,208,381)      (528,896,657)     (428,463,772)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (57,198,229)      (54,169,685)      (367,422,352)     (127,325,248)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (120,931,006)        57,776,356    (1,031,442,352)     1,026,835,546
NET ASSETS:
   Beginning of year...............        615,557,354       557,780,998      7,952,160,029     6,925,324,483
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     494,626,348  $    615,557,354  $   6,920,717,677  $  7,952,160,029
                                     =================  ================  =================  ================

                                              BHFTI BRIGHTHOUSE                BHFTI BRIGHTHOUSE/ABERDEEN
                                               SMALL CAP VALUE                   EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,352,409)  $     (1,757,165)  $      4,126,792  $     (1,771,390)
   Net realized gains (losses).....         18,446,579         13,929,947         3,647,784          3,763,733
   Change in unrealized gains
     (losses) on investments.......       (54,706,228)         12,394,934      (71,732,414)         92,752,976
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (37,612,058)         24,567,716      (63,957,838)         94,745,319
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,642,961          1,412,995         4,655,859          3,135,120
   Net transfers (including
     fixed account)................        (4,794,883)        (5,046,733)        25,304,928        (5,307,648)
   Contract charges................        (1,903,835)        (2,027,452)       (4,696,357)        (4,952,573)
   Transfers for contract benefits
     and terminations..............       (26,883,359)       (24,468,990)      (36,217,115)       (30,779,164)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (30,939,116)       (30,130,180)      (10,952,685)       (37,904,265)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (68,551,174)        (5,562,464)      (74,910,523)         56,841,054
NET ASSETS:
   Beginning of year...............        261,043,042        266,605,506       427,076,715        370,235,661
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    192,491,868  $     261,043,042  $    352,166,192  $     427,076,715
                                      ================  =================  ================  =================

                                                    BHFTI                    BHFTI BRIGHTHOUSE/EATON VANCE
                                      BRIGHTHOUSE/ARTISAN INTERNATIONAL              FLOATING RATE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            430  $           (159)  $      1,294,171  $       1,443,432
   Net realized gains (losses).....             2,098              4,497          (25,963)           (53,124)
   Change in unrealized gains
     (losses) on investments.......          (42,515)             69,858       (2,516,203)           (68,826)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (39,987)             74,196       (1,247,995)          1,321,482
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --             20,259        14,449,205            667,232
   Net transfers (including
     fixed account)................            31,903              7,080         7,353,689          3,494,048
   Contract charges................             (488)              (444)         (590,459)          (588,286)
   Transfers for contract benefits
     and terminations..............          (10,132)           (23,799)       (7,617,953)        (7,163,302)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            21,283              3,096        13,594,482        (3,590,308)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (18,704)             77,292        12,346,487        (2,268,826)
NET ASSETS:
   Beginning of year...............           310,982            233,690        62,558,849         64,827,675
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        292,278  $         310,982  $     74,905,336  $      62,558,849
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        325,771  $      (216,703)
   Net realized gains (losses).....         (883,368)         (390,677)
   Change in unrealized gains
     (losses) on investments.......       (1,087,840)           267,632
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,645,437)         (339,748)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,019,132           884,745
   Net transfers (including
     fixed account)................         2,516,951        16,929,234
   Contract charges................       (1,851,464)       (1,833,930)
   Transfers for contract benefits
     and terminations..............      (13,947,617)      (10,906,960)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,262,998)         5,073,089
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (11,908,435)         4,733,341
NET ASSETS:
   Beginning of year...............       149,708,177       144,974,836
                                     ----------------  ----------------
   End of year.....................  $    137,799,742  $    149,708,177
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (543,469)  $      (576,566)  $       (127,648)  $      (116,169)
   Net realized gains (losses).....          (785,527)         (447,532)          2,430,231         1,363,058
   Change in unrealized gains
     (losses) on investments.......          1,155,692           521,996        (3,419,013)         1,659,259
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (173,304)         (502,102)        (1,116,430)         2,906,148
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             96,090            84,677             23,271            21,020
   Net transfers (including
     fixed account)................        (1,138,434)         1,588,112          (262,709)         (703,813)
   Contract charges................          (534,182)         (546,742)          (199,638)         (205,123)
   Transfers for contract benefits
     and terminations..............        (3,298,940)       (2,652,241)          (983,002)       (1,057,976)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,875,466)       (1,526,194)        (1,422,078)       (1,945,892)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (5,048,770)       (2,028,296)        (2,538,508)           960,256
NET ASSETS:
   Beginning of year...............         37,465,324        39,493,620         16,261,679        15,301,423
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      32,416,554  $     37,465,324  $      13,723,171  $     16,261,679
                                     =================  ================  =================  ================

                                                    BHFTI                                BHFTI
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,990,701  $      5,112,101  $    (4,562,646)  $    (4,088,925)
   Net realized gains (losses).....            153,417           953,425        58,276,950        29,759,077
   Change in unrealized gains
     (losses) on investments.......       (36,679,711)        17,029,988      (83,760,460)        47,043,082
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,535,593)        23,095,514      (30,046,156)        72,713,234
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,810,811         1,758,388         5,065,547         2,775,427
   Net transfers (including
     fixed account)................          (132,497)         6,933,436      (30,190,633)      (15,722,804)
   Contract charges................        (2,674,044)       (2,778,967)       (4,697,753)       (4,939,382)
   Transfers for contract benefits
     and terminations..............       (24,752,380)      (22,711,712)      (45,490,259)      (43,575,640)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (24,748,110)      (16,798,855)      (75,313,098)      (61,462,399)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (50,283,703)         6,296,659     (105,359,254)        11,250,835
NET ASSETS:
   Beginning of year...............        269,483,256       263,186,597       473,171,845       461,921,010
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     219,199,553  $    269,483,256  $    367,812,591  $    473,171,845
                                     =================  ================  ================  ================

                                     BHFTI FIDELITY INSTITUTIONAL ASSET                 BHFTI
                                       MANAGEMENT(R) GOVERNMENT INCOME      HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,480,701  $      4,836,203  $        768,693  $        332,894
   Net realized gains (losses).....       (4,246,293)       (1,658,617)        29,789,069         5,584,866
   Change in unrealized gains
     (losses) on investments.......      (12,308,508)         4,162,809     (196,507,060)       149,582,110
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (9,074,100)         7,340,395     (165,949,298)       155,499,870
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,554,160         7,326,775        15,524,018         5,808,281
   Net transfers (including
     fixed account)................        10,413,217      (29,084,665)        56,104,531      (15,385,288)
   Contract charges................      (10,124,804)      (10,487,684)       (6,242,256)       (6,447,311)
   Transfers for contract benefits
     and terminations..............      (56,916,755)      (47,747,127)      (58,620,436)      (49,783,445)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (53,074,182)      (79,992,701)         6,765,857      (65,807,763)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (62,148,282)      (72,652,306)     (159,183,441)        89,692,107
NET ASSETS:
   Beginning of year...............       576,103,640       648,755,946       665,787,548       576,095,441
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    513,955,358  $    576,103,640  $    506,604,107  $    665,787,548
                                     ================  ================  ================  ================

                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,009,648)  $     24,281,615
   Net realized gains (losses).....        70,854,862        50,995,325
   Change in unrealized gains
     (losses) on investments.......     (145,711,399)         7,636,567
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,866,185)        82,913,507
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,935,646        49,499,309
   Net transfers (including
     fixed account)................       (9,305,569)        42,116,270
   Contract charges................      (16,727,549)      (16,351,705)
   Transfers for contract benefits
     and terminations..............      (61,893,383)      (53,355,656)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (72,990,855)        21,908,218
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (149,857,040)       104,821,725
NET ASSETS:
   Beginning of year...............     1,045,419,886       940,598,161
                                     ----------------  ----------------
   End of year.....................  $    895,562,846  $  1,045,419,886
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          BHFTI INVESCO COMSTOCK          BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,041)  $      6,163,470  $    (5,122,349)  $    (4,812,005)
   Net realized gains (losses)....        78,083,033        42,078,912        45,068,522        32,692,597
   Change in unrealized gains
     (losses) on investments......     (162,972,006)        65,142,068      (70,770,383)        38,230,394
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,835,014)       113,384,450      (30,824,210)        66,110,986
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,956,081        10,252,254        16,733,472         6,241,730
   Net transfers (including
     fixed account)...............      (12,196,277)      (21,023,037)           220,199       (9,656,538)
   Contract charges...............       (8,119,649)       (8,363,690)       (3,212,415)       (3,052,831)
   Transfers for contract benefits
     and terminations.............      (81,498,750)      (64,662,920)      (34,455,425)      (27,128,423)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (86,858,595)      (83,797,393)      (20,714,169)      (33,596,062)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (177,693,609)        29,587,057      (51,538,379)        32,514,924
NET ASSETS:
   Beginning of year..............       772,000,432       742,413,375       328,908,162       296,393,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    594,306,823  $    772,000,432  $    277,369,783  $    328,908,162
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      4,027,160  $      3,213,163  $      3,112,341  $     12,724,285
   Net realized gains (losses)....        (2,143,941)         (446,588)        68,768,767         3,695,229
   Change in unrealized gains
     (losses) on investments......        (7,403,285)         3,170,997     (176,576,936)       137,342,920
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (5,520,066)         5,937,572     (104,695,828)       153,762,434
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,456,783         2,044,360        22,728,866        49,846,472
   Net transfers (including
     fixed account)...............          3,338,216        30,313,554       132,151,847         8,521,472
   Contract charges...............        (4,373,478)       (4,406,736)      (19,815,102)      (16,965,555)
   Transfers for contract benefits
     and terminations.............       (30,639,651)      (30,295,373)      (70,377,478)      (62,325,822)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,218,130)       (2,344,195)        64,688,133      (20,923,433)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (29,738,196)         3,593,377      (40,007,695)       132,839,001
NET ASSETS:
   Beginning of year..............        342,738,205       339,144,828     1,175,046,012     1,042,207,011
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    313,000,009  $    342,738,205  $  1,135,038,317  $  1,175,046,012
                                     ================  ================  ================  ================

                                             BHFTI JPMORGAN                           BHFTI
                                             SMALL CAP VALUE              LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,298)  $       (97,681)  $        433,972  $      (241,999)
   Net realized gains (losses)....         1,898,020         1,786,247        15,053,039         7,320,788
   Change in unrealized gains
     (losses) on investments......       (5,084,957)       (1,282,680)      (25,413,434)        22,475,051
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,285,235)           405,886       (9,926,423)        29,553,840
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            90,111            54,431         4,562,863         1,190,943
   Net transfers (including
     fixed account)...............         (336,694)         (226,393)         2,028,305       (6,738,232)
   Contract charges...............         (284,025)         (298,311)       (1,660,014)       (1,714,517)
   Transfers for contract benefits
     and terminations.............       (1,726,003)       (2,016,073)      (14,509,884)      (13,294,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,256,611)       (2,486,346)       (9,578,730)      (20,555,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,541,846)       (2,080,460)      (19,505,153)         8,997,866
NET ASSETS:
   Beginning of year..............        24,296,172        26,376,632       157,610,283       148,612,417
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     18,754,326  $     24,296,172  $    138,105,130  $    157,610,283
                                    ================  ================  ================  ================

                                               BHFTI METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,117,849  $      1,397,381
   Net realized gains (losses)....        64,250,463        27,164,289
   Change in unrealized gains
     (losses) on investments......     (149,317,791)        90,781,737
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (80,949,479)       119,343,407
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,241,575        58,675,074
   Net transfers (including
     fixed account)...............        28,531,829         9,650,595
   Contract charges...............      (15,295,603)      (14,044,040)
   Transfers for contract benefits
     and terminations.............      (54,375,580)      (44,064,735)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,897,779)        10,216,894
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (98,847,258)       129,560,301
NET ASSETS:
   Beginning of year..............       977,135,322       847,575,021
                                    ----------------  ----------------
   End of year....................  $    878,288,064  $    977,135,322
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI MFS(R)                   BHFTI MORGAN STANLEY
                                          RESEARCH INTERNATIONAL                 MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,013,371  $        446,359  $    (3,685,094)  $    (2,965,667)
   Net realized gains (losses)....         3,869,459         2,242,836        72,960,411        12,871,438
   Change in unrealized gains
     (losses) on investments......      (44,456,699)        58,482,287      (44,253,416)        63,770,550
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (39,573,869)        61,171,482        25,021,901        73,676,321
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,414,256         1,637,557         6,177,966         3,842,825
   Net transfers (including
     fixed account)...............         3,477,530       (7,987,139)      (28,831,448)      (13,834,748)
   Contract charges...............       (2,371,613)       (2,395,975)       (3,217,551)       (2,918,135)
   Transfers for contract benefits
     and terminations.............      (24,819,595)      (23,723,360)      (22,503,501)      (15,870,893)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,299,422)      (32,468,917)      (48,374,534)      (28,780,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,873,291)        28,702,565      (23,352,633)        44,895,370
NET ASSETS:
   Beginning of year..............       276,582,465       247,879,900       246,048,488       201,153,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    217,709,174  $    276,582,465  $    222,695,855  $    246,048,488
                                    ================  ================  ================  ================

                                                  BHFTI                          BHFTI PANAGORA
                                        OPPENHEIMER GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (276,245)  $      (336,171)  $    (1,909,762)  $    (2,081,058)
   Net realized gains (losses)....         8,781,896         3,052,759        10,348,036           840,931
   Change in unrealized gains
     (losses) on investments......      (16,700,241)        16,543,515      (20,920,173)        16,579,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,194,590)        19,260,103      (12,481,899)        15,339,084
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,485            68,943         4,414,988        15,618,856
   Net transfers (including
     fixed account)...............         (537,180)       (4,391,673)      (18,830,787)        29,736,868
   Contract charges...............         (523,472)         (556,536)       (2,144,779)       (2,224,231)
   Transfers for contract benefits
     and terminations.............       (7,781,202)       (7,210,136)       (8,078,654)       (6,971,610)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,794,369)      (12,089,402)      (24,639,232)        36,159,883
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,988,959)         7,170,701      (37,121,131)        51,498,967
NET ASSETS:
   Beginning of year..............        66,931,947        59,761,246       154,256,858       102,757,891
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,942,988  $     66,931,947  $    117,135,727  $    154,256,858
                                    ================  ================  ================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          8,361  $       (92,091)  $    (2,876,706)  $      3,020,410
   Net realized gains (losses)....       (8,730,078)       (3,837,350)       (9,864,205)         4,923,541
   Change in unrealized gains
     (losses) on investments......      (15,750,336)        15,545,424      (14,647,929)        34,142,363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,472,053)        11,615,983      (27,388,840)        42,086,314
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,039,554         2,371,128        17,825,076         6,526,262
   Net transfers (including
     fixed account)...............         7,752,448        55,549,717        11,041,138       128,752,736
   Contract charges...............       (7,729,682)       (7,796,181)      (17,665,894)      (17,689,039)
   Transfers for contract benefits
     and terminations.............      (57,582,596)      (50,560,400)     (134,258,489)     (123,618,606)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,520,276)         (435,736)     (123,058,169)       (6,028,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (75,992,329)        11,180,247     (150,447,009)        36,057,667
NET ASSETS:
   Beginning of year..............       633,944,947       622,764,700     1,482,270,883     1,446,213,216
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    557,952,618  $    633,944,947  $  1,331,823,874  $  1,482,270,883
                                    ================  ================  ================  ================

                                              BHFTI SCHRODERS
                                            GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,601,382  $    (3,604,590)
   Net realized gains (losses)....        53,541,997        15,278,166
   Change in unrealized gains
     (losses) on investments......     (146,584,465)        60,435,835
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,441,086)        72,109,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,919,602        19,424,402
   Net transfers (including
     fixed account)...............       388,766,183         1,717,711
   Contract charges...............      (14,617,056)       (9,502,572)
   Transfers for contract benefits
     and terminations.............      (54,649,494)      (32,443,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       329,419,235      (20,804,074)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       238,978,149        51,305,337
NET ASSETS:
   Beginning of year..............       628,730,158       577,424,821
                                    ----------------  ----------------
   End of year....................  $    867,708,307  $    628,730,158
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2018              2017              2018              2017
                                    ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    10,289,954  $     12,356,215  $      2,195,170  $     2,676,758
   Net realized gains (losses)....       68,543,923        14,023,688        35,811,101       11,462,876
   Change in unrealized gains
     (losses) on investments......    (175,633,547)       148,330,223      (82,579,909)       63,757,992
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (96,799,670)       174,710,126      (44,573,638)       77,897,626
                                    ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       16,604,269        19,164,658         3,535,668        3,164,517
   Net transfers (including
     fixed account)...............     (13,699,335)      (14,899,270)       (3,122,870)      (1,828,106)
   Contract charges...............     (17,065,331)      (17,338,828)       (5,724,715)      (5,787,702)
   Transfers for contract benefits
     and terminations.............    (114,338,098)     (111,552,002)      (49,423,477)     (35,958,287)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......    (128,498,495)     (124,625,442)      (54,735,394)     (40,409,578)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............    (225,298,165)        50,084,684      (99,309,032)       37,488,048
NET ASSETS:
   Beginning of year..............    1,340,474,908     1,290,390,224       492,240,056      454,752,008
                                    ---------------  ----------------  ----------------  ---------------
   End of year....................  $ 1,115,176,743  $  1,340,474,908  $    392,931,024  $   492,240,056
                                    ===============  ================  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                     ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,390,778  $      4,332,879  $    (7,793,682)  $   (7,670,673)
   Net realized gains (losses)....        83,860,860        81,154,455        81,061,225       53,631,673
   Change in unrealized gains
     (losses) on investments......     (160,474,054)        23,473,469      (86,334,850)       53,531,645
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (74,222,416)       108,960,803      (13,067,307)       99,492,645
                                     ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,158,944         8,778,547        15,406,378        3,574,317
   Net transfers (including
     fixed account)...............       (5,348,805)         (733,864)      (17,958,274)     (13,739,650)
   Contract charges...............       (4,697,152)       (4,836,993)       (4,891,010)      (4,832,982)
   Transfers for contract benefits
     and terminations.............      (82,582,609)      (74,894,311)      (54,347,620)     (46,824,534)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (75,469,622)      (71,686,621)      (61,790,526)     (61,822,849)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............     (149,692,038)        37,274,182      (74,857,833)       37,669,796
NET ASSETS:
   Beginning of year..............       785,052,972       747,778,790       500,453,764      462,783,968
                                     ---------------  ----------------  ----------------  ---------------
   End of year....................   $   635,360,934  $    785,052,972  $    425,595,931  $   500,453,764
                                     ===============  ================  ================  ===============

                                                                                      BHFTI
                                       BHFTI TCW CORE FIXED INCOME       VICTORY SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,115  $            840  $   (2,369,206)  $   (1,541,294)
   Net realized gains (losses)....           (1,609)               545       49,146,976        3,956,792
   Change in unrealized gains
     (losses) on investments......           (6,630)             3,039     (71,450,699)       17,532,121
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,124)             4,424     (24,672,929)       19,947,619
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,506             7,505        5,269,753        6,358,879
   Net transfers (including
     fixed account)...............          (20,026)            45,787     (21,287,632)      (4,819,884)
   Contract charges...............             (226)             (532)      (3,075,780)      (3,153,608)
   Transfers for contract benefits
     and terminations.............          (21,993)           (1,113)     (22,412,478)     (19,859,504)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,739)            51,647     (41,506,137)     (21,474,117)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (42,863)            56,071     (66,179,066)      (1,526,498)
NET ASSETS:
   Beginning of year..............           348,809           292,738      267,404,967      268,931,465
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $        305,946  $        348,809  $   201,225,901  $   267,404,967
                                    ================  ================  ===============  ===============

                                           BHFTI WELLS CAPITAL
                                        MANAGEMENT MID CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (814,715)  $      (697,582)
   Net realized gains (losses)....         8,841,843       (1,645,622)
   Change in unrealized gains
     (losses) on investments......      (27,509,855)        13,867,059
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,482,727)        11,523,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           999,929           549,423
   Net transfers (including
     fixed account)...............        11,828,280       (2,126,675)
   Contract charges...............       (1,134,069)       (1,163,886)
   Transfers for contract benefits
     and terminations.............      (12,957,925)      (12,610,210)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,263,785)      (15,351,348)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,746,512)       (3,827,493)
NET ASSETS:
   Beginning of year..............       132,288,989       136,116,482
                                    ----------------  ----------------
   End of year....................  $    111,542,477  $    132,288,989
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2018              2017                2018               2017
                                     ----------------  -----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,467,878)  $     (1,277,750)   $       1,158,043  $      1,027,771
   Net realized gains (losses).....         7,060,425          9,549,601           (316,573)         (171,050)
   Change in unrealized gains
     (losses) on investments.......      (49,728,013)         59,912,485         (2,334,812)           803,645
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,135,466)         68,184,336         (1,493,342)         1,660,366
                                     ----------------  -----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,370,118          1,260,415           8,620,273         3,144,356
   Net transfers (including
     fixed account)................        14,960,218       (20,159,562)           1,524,689           653,425
   Contract charges................       (2,905,414)        (3,025,567)           (778,446)         (798,838)
   Transfers for contract benefits
     and terminations..............      (24,388,602)       (17,602,507)         (5,922,930)       (6,641,549)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,963,680)       (39,527,221)           3,443,586       (3,642,606)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (54,099,146)         28,657,115           1,950,244       (1,982,240)
NET ASSETS:
   Beginning of year...............       250,476,859        221,819,744          72,493,090        74,475,330
                                     ----------------  -----------------   -----------------  ----------------
   End of year.....................  $    196,377,713  $     250,476,859   $      74,443,334  $     72,493,090
                                     ================  =================   =================  ================

                                                   BHFTII                           BHFTII BLACKROCK
                                       BLACKROCK CAPITAL APPRECIATION             ULTRA-SHORT TERM BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (310,878)  $       (234,489)  $    (2,287,157)  $     (4,713,723)
   Net realized gains (losses).....          3,425,333          1,085,467           659,466            314,432
   Change in unrealized gains
     (losses) on investments.......        (4,328,210)          3,422,388         1,557,185          1,454,741
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,213,755)          4,273,366          (70,506)        (2,944,550)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,885,189            149,672        12,790,774         10,143,744
   Net transfers (including
     fixed account)................          5,498,963          (515,992)        56,409,768          4,609,627
   Contract charges................          (166,214)          (132,373)       (3,572,402)        (3,848,194)
   Transfers for contract benefits
     and terminations..............        (1,777,307)        (1,599,872)      (68,488,642)       (57,776,719)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         11,440,631        (2,098,565)       (2,860,502)       (46,871,542)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         10,226,876          2,174,801       (2,931,008)       (49,816,092)
NET ASSETS:
   Beginning of year...............         16,273,783         14,098,982       293,895,134        343,711,226
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      26,500,659  $      16,273,783  $    290,964,126  $     293,895,134
                                     =================  =================  ================  =================

                                             BHFTII BRIGHTHOUSE                    BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         597,120  $        449,412  $      14,408,883  $      15,501,790
   Net realized gains (losses).....            636,916         1,186,066         81,772,333         96,020,997
   Change in unrealized gains
     (losses) on investments.......        (5,440,948)         3,481,913      (294,921,005)        220,726,273
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,206,912)         5,117,391      (198,739,789)        332,249,060
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,839,197         3,962,387         11,201,589         13,848,842
   Net transfers (including
     fixed account)................         21,601,428         2,691,825       (83,510,949)      (110,898,452)
   Contract charges................        (1,119,738)       (1,084,096)       (42,313,569)       (44,641,699)
   Transfers for contract benefits
     and terminations..............       (16,902,618)       (8,603,339)      (373,771,375)      (373,754,088)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,418,269       (3,033,223)      (488,394,304)      (515,445,397)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,211,357         2,084,168      (687,134,093)      (183,196,337)
NET ASSETS:
   Beginning of year...............        103,669,768       101,585,600      3,782,892,946      3,966,089,283
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     104,881,125  $    103,669,768  $   3,095,758,853  $   3,782,892,946
                                     =================  ================  =================  =================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60
                                                  SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      3,790,418  $     10,450,855
   Net realized gains (losses).....        215,494,786       229,406,267
   Change in unrealized gains
     (losses) on investments.......      (667,253,153)       555,132,167
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (447,967,949)       794,989,289
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         34,039,161        28,725,505
   Net transfers (including
     fixed account)................       (51,910,411)      (44,951,439)
   Contract charges................       (68,995,140)      (70,632,340)
   Transfers for contract benefits
     and terminations..............      (627,924,141)     (556,029,062)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (714,790,531)     (642,887,336)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............    (1,162,758,480)       152,101,953
NET ASSETS:
   Beginning of year...............      6,576,710,655     6,424,608,702
                                     -----------------  ----------------
   End of year.....................   $  5,413,952,175  $  6,576,710,655
                                     =================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                             ASSET ALLOCATION 80                     MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (17,648,061)  $     (3,538,568)  $    (2,299,256)  $     (2,270,100)
   Net realized gains (losses).....       259,779,715        306,688,150        14,200,038          3,297,254
   Change in unrealized gains
     (losses) on investments.......     (759,581,911)        626,696,463      (38,603,934)         20,503,443
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (517,450,257)        929,846,045      (26,703,152)         21,530,597
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,368,804         18,953,433         1,726,610          1,156,973
   Net transfers (including
     fixed account)................      (52,307,796)       (54,487,230)       (5,133,638)       (10,052,172)
   Contract charges................      (59,323,746)       (60,329,642)       (1,296,295)        (1,469,963)
   Transfers for contract benefits
     and terminations..............     (499,428,393)      (475,232,333)      (21,304,120)       (20,972,930)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (590,691,131)      (571,095,772)      (26,007,443)       (31,338,092)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............   (1,108,141,388)        358,750,273      (52,710,595)        (9,807,495)
NET ASSETS:
   Beginning of year...............     5,997,031,325      5,638,281,052       207,336,567        217,144,062
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  4,888,889,937  $   5,997,031,325  $    154,625,972  $     207,336,567
                                     ================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        632,796  $         260,299  $      1,080,770  $       (435,335)
   Net realized gains (losses).....         5,120,014          3,016,360        58,237,340         36,120,617
   Change in unrealized gains
     (losses) on investments.......      (21,675,154)         12,784,945      (66,761,339)         92,842,966
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (15,922,344)         16,061,604       (7,443,229)        128,528,248
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,966,681            474,201         6,479,546          4,818,715
   Net transfers (including
     fixed account)................         6,535,170          3,331,701      (46,346,269)       (15,559,803)
   Contract charges................         (706,702)          (669,952)       (7,811,977)        (7,872,007)
   Transfers for contract benefits
     and terminations..............       (7,345,339)        (4,729,977)      (86,772,379)       (66,512,751)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,449,810        (1,594,027)     (134,451,079)       (85,125,846)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (14,472,534)         14,467,577     (141,894,308)         43,402,402
NET ASSETS:
   Beginning of year...............        72,337,511         57,869,934       831,306,119        787,903,717
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     57,864,977  $      72,337,511  $    689,411,811  $     831,306,119
                                     ================  =================  ================  =================


                                       BHFTII FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017                2018              2017
                                     ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,110,604)  $     (1,118,991)   $    (7,671,050)  $    (7,336,032)
   Net realized gains (losses).....         9,846,359          2,576,882         95,640,583        52,666,584
   Change in unrealized gains
     (losses) on investments.......      (13,105,567)         12,960,773       (90,743,540)        99,113,551
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,369,812)         14,418,664        (2,774,007)       144,444,103
                                     ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           961,242            730,878         11,797,946         2,086,012
   Net transfers (including
     fixed account)................       (2,475,917)        (2,643,247)        (2,864,706)      (37,724,041)
   Contract charges................         (668,707)          (674,193)        (4,206,805)       (4,031,954)
   Transfers for contract benefits
     and terminations..............       (6,911,041)        (5,669,411)       (55,263,650)      (44,696,388)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,094,423)        (8,255,973)       (50,537,215)      (84,366,371)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,464,235)          6,162,691       (53,311,222)        60,077,732
NET ASSETS:
   Beginning of year...............        72,637,850         66,475,159        507,080,287       447,002,555
                                     ----------------  -----------------   ----------------  ----------------
   End of year.....................  $     59,173,615  $      72,637,850   $    453,769,065  $    507,080,287
                                     ================  =================   ================  ================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (252,149)  $      (225,446)
   Net realized gains (losses).....          1,717,960         1,262,579
   Change in unrealized gains
     (losses) on investments.......        (3,235,985)           669,618
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,770,174)         1,706,751
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             41,211            58,337
   Net transfers (including
     fixed account)................            276,989         (800,412)
   Contract charges................          (198,638)         (187,375)
   Transfers for contract benefits
     and terminations..............          (648,874)         (694,603)
                                      ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (529,312)       (1,624,053)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,299,486)            82,698
NET ASSETS:
   Beginning of year...............         14,483,333        14,400,635
                                      ----------------  ----------------
   End of year.....................   $     12,183,847  $     14,483,333
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII LOOMIS SAYLES                      BHFTII
                                             SMALL CAP GROWTH             METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,814)  $        (3,482)  $      4,145,351  $      3,889,186
   Net realized gains (losses)....            56,859            14,989       (2,275,005)         (660,920)
   Change in unrealized gains
     (losses) on investments......          (50,854)            60,562       (8,007,320)         1,302,889
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,191            72,069       (6,136,974)         4,531,155
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,700         6,507,008        11,664,549
   Net transfers (including
     fixed account)...............            43,369           (4,622)        16,545,609        18,585,730
   Contract charges...............           (1,161)           (1,132)       (4,146,075)       (4,049,129)
   Transfers for contract benefits
     and terminations.............          (88,583)          (26,581)      (31,907,003)      (25,846,480)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (46,375)          (20,635)      (13,000,461)           354,670
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (44,184)            51,434      (19,137,435)         4,885,825
NET ASSETS:
   Beginning of year..............           344,057           292,623       313,384,800       308,498,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        299,873  $        344,057  $    294,247,365  $    313,384,800
                                    ================  ================  ================  ================

                                                 BHFTII                              BHFTII
                                       METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (729,282)  $      (456,144)  $      1,545,569  $      1,183,507
   Net realized gains (losses)....        17,548,892        13,513,154         1,420,914         1,292,395
   Change in unrealized gains
     (losses) on investments......      (36,439,302)         7,969,638      (21,678,671)        20,812,992
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,619,692)        21,026,648      (18,712,188)        23,288,894
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,914,692         2,111,348         5,932,657         1,459,590
   Net transfers (including
     fixed account)...............       (1,605,908)         5,217,441         5,961,906         1,052,790
   Contract charges...............       (1,330,824)       (1,364,304)       (1,154,457)       (1,166,586)
   Transfers for contract benefits
     and terminations.............      (13,846,354)      (12,310,912)       (9,906,769)       (6,755,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,868,394)       (6,346,427)           833,337       (5,409,957)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,488,086)        14,680,221      (17,878,851)        17,878,937
NET ASSETS:
   Beginning of year..............       166,303,833       151,623,612       122,285,606       104,406,669
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,815,747  $    166,303,833  $    104,406,755  $    122,285,606
                                    ================  ================  ================  ================

                                                  BHFTII
                                       METLIFE RUSSELL 2000(R) INDEX        BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,016,598)  $      (760,516)  $        490,599  $        328,939
   Net realized gains (losses)....        15,075,076        10,561,103        64,349,783        45,393,328
   Change in unrealized gains
     (losses) on investments......      (32,956,301)         7,807,137     (101,504,078)        63,946,259
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,897,823)        17,607,724      (36,663,696)       109,668,526
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,126,146         2,290,216        19,480,075         7,490,877
   Net transfers (including
     fixed account)...............         7,004,555         1,097,020         9,775,718      (15,112,884)
   Contract charges...............       (1,370,455)       (1,383,066)       (4,854,612)       (4,785,424)
   Transfers for contract benefits
     and terminations.............      (12,975,022)      (10,931,270)      (64,969,331)      (53,171,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           785,224       (8,927,100)      (40,568,150)      (65,578,779)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,112,599)         8,680,624      (77,231,846)        44,089,747
NET ASSETS:
   Beginning of year..............       152,382,147       143,701,523       639,076,662       594,986,915
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    134,269,548  $    152,382,147  $    561,844,816  $    639,076,662
                                    ================  ================  ================  ================


                                       BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        240,474  $        362,168
   Net realized gains (losses)....         2,985,938         3,028,896
   Change in unrealized gains
     (losses) on investments......       (6,093,267)           859,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,866,855)         4,250,283
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,831           386,056
   Net transfers (including
     fixed account)...............         (244,296)         1,616,798
   Contract charges...............         (316,189)         (309,336)
   Transfers for contract benefits
     and terminations.............       (3,991,269)       (4,367,258)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,186,923)       (2,673,740)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,053,778)         1,576,543
NET ASSETS:
   Beginning of year..............        42,885,568        41,309,025
                                    ----------------  ----------------
   End of year....................  $     35,831,790  $     42,885,568
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                           BHFTII MFS(R) VALUE              NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (735,962)  $        929,666  $    (1,930,848)  $    (1,856,347)
   Net realized gains (losses)....        20,158,682        20,058,584        22,489,378        16,343,019
   Change in unrealized gains
     (losses) on investments......      (51,764,838)        22,256,899      (29,833,570)         2,627,338
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (32,342,118)        43,245,149       (9,275,040)        17,114,010
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,583,715         2,183,152         1,862,706         1,043,835
   Net transfers (including
     fixed account)...............          (71,834)       (3,392,053)       (4,984,142)       (2,630,371)
   Contract charges...............       (3,036,955)       (3,138,531)       (1,162,334)       (1,185,920)
   Transfers for contract benefits
     and terminations.............      (25,226,829)      (22,313,184)      (13,172,700)      (11,417,129)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,751,903)      (26,660,616)      (17,456,470)      (14,189,585)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,094,021)        16,584,533      (26,731,510)         2,924,425
NET ASSETS:
   Beginning of year..............       301,209,781       284,625,248       136,037,963       133,113,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    247,115,760  $    301,209,781  $    109,306,453  $    136,037,963
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,827,417)  $    (3,468,591)   $      (201,138)  $      (169,343)
   Net realized gains (losses)....        54,599,649        16,135,188          1,699,230         1,246,070
   Change in unrealized gains
     (losses) on investments......      (58,693,758)        49,834,910        (2,519,895)         1,478,283
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,921,526)        62,501,507        (1,021,803)         2,555,010
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,851,142         4,227,293            418,179           337,222
   Net transfers (including
     fixed account)...............        17,748,182        11,788,258           (96,822)         (769,052)
   Contract charges...............       (2,488,089)       (2,160,255)           (67,557)          (65,302)
   Transfers for contract benefits
     and terminations.............      (27,377,435)      (18,707,971)        (1,263,636)         (897,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,733,800       (4,852,675)        (1,009,836)       (1,394,387)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,187,726)        57,648,832        (2,031,639)         1,160,623
NET ASSETS:
   Beginning of year..............       261,127,419       203,478,587         14,148,515        12,987,892
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    259,939,693  $    261,127,419   $     12,116,876  $     14,148,515
                                    ================  ================   ================  ================

                                                 BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                     VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,162,555)  $    (1,270,785)  $     39,209,719  $     25,931,556
   Net realized gains (losses)....       (1,433,525)       (2,828,419)           428,365         4,460,578
   Change in unrealized gains
     (losses) on investments......      (21,400,844)         2,914,102      (94,399,767)        37,755,554
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (23,996,924)       (1,185,102)      (54,761,683)        68,147,688
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           150,530           327,633        29,285,136         9,221,403
   Net transfers (including
     fixed account)...............         3,617,316         7,488,970        26,427,515        46,580,377
   Contract charges...............       (1,126,631)       (1,190,620)      (10,895,042)      (11,370,638)
   Transfers for contract benefits
     and terminations.............       (6,749,377)       (5,420,796)     (119,030,364)      (95,754,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,108,162)         1,205,187      (74,212,755)      (51,323,828)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (28,105,086)            20,085     (128,974,438)        16,823,860
NET ASSETS:
   Beginning of year..............        88,061,334        88,041,249     1,066,892,358     1,050,068,498
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     59,956,248  $     88,061,334  $    937,917,920  $  1,066,892,358
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,448,199  $      2,478,326
   Net realized gains (losses)....       (1,703,074)         (511,303)
   Change in unrealized gains
     (losses) on investments......       (1,693,598)       (1,336,727)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,948,473)           630,296
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,628,438         2,514,141
   Net transfers (including
     fixed account)...............         9,885,195        16,592,186
   Contract charges...............       (2,956,262)       (3,020,397)
   Transfers for contract benefits
     and terminations.............      (29,848,486)      (22,950,401)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,291,115)       (6,864,471)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,239,588)       (6,234,175)
NET ASSETS:
   Beginning of year..............       244,111,008       250,345,183
                                    ----------------  ----------------
   End of year....................  $    226,871,420  $    244,111,008
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                      BLACKROCK GLOBAL ALLOCATION V.I.      DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,897  $           (188)  $        (34,358)  $        681,064
   Net realized gains (losses).....           310,856             42,155          (434,350)         (485,504)
   Change in unrealized gains
     (losses) on investments.......         (851,294)            283,220        (1,344,486)         2,004,714
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (534,541)            325,187        (1,813,194)         2,200,274
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,169,361             19,338            310,679           274,851
   Net transfers (including
     fixed account)................           481,645            155,786          (310,812)         (207,971)
   Contract charges................          (11,595)            (2,648)              (881)           (1,039)
   Transfers for contract benefits
     and terminations..............         (120,207)           (80,359)        (1,037,981)       (1,069,917)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         4,519,204             92,117        (1,038,995)       (1,004,076)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,984,663            417,304        (2,852,189)         1,196,198
NET ASSETS:
   Beginning of year...............         2,999,343          2,582,039         12,446,509        11,250,311
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $      6,984,006  $       2,999,343  $       9,594,320  $     12,446,509
                                     ================  =================  =================  ================

                                          FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            131  $           1,755  $           (918)  $          (749)
   Net realized gains (losses).....                (2)            (1,501)              4,733             5,828
   Change in unrealized gains
     (losses) on investments.......              (220)                414            (2,396)             7,443
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (91)                668              1,419            12,522
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --                 --                --
   Net transfers (including
     fixed account)................                 --                 --                 --                --
   Contract charges................                 --                 --                 --                --
   Transfers for contract benefits
     and terminations..............                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............               (93)           (25,566)              1,312            11,375
NET ASSETS:
   Beginning of year...............              2,008             27,574             58,964            47,589
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $          1,915  $           2,008  $          60,276  $         58,964
                                      ================  =================  =================  ================

                                        FIDELITY(R) VIP ASSET MANAGER          FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         171,899  $         352,165  $    (4,658,059)  $    (2,690,012)
   Net realized gains (losses).....          1,997,602          7,905,617        75,006,364        52,246,703
   Change in unrealized gains
     (losses) on investments.......        (6,425,359)            276,145     (111,391,708)        61,091,851
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,255,858)          8,533,927      (41,043,403)       110,648,542
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            804,743            816,124        12,841,606         9,296,181
   Net transfers (including
     fixed account)................        (1,588,602)          (587,508)      (10,166,095)      (10,602,317)
   Contract charges................            (7,501)            (8,530)       (4,513,633)       (4,504,202)
   Transfers for contract benefits
     and terminations..............        (7,944,461)        (7,180,351)      (66,046,593)      (52,772,793)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,735,821)        (6,960,265)      (67,884,715)      (58,583,131)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (12,991,679)          1,573,662     (108,928,118)        52,065,411
NET ASSETS:
   Beginning of year...............         72,267,994         70,694,332       625,750,850       573,685,439
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      59,276,315  $      72,267,994  $    516,822,732  $    625,750,850
                                     =================  =================  ================  ================

                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          35,858  $          14,698
   Net realized gains (losses).....            231,025            106,867
   Change in unrealized gains
     (losses) on investments.......          (692,539)            395,750
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (425,656)            517,315
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              2,063             11,240
   Net transfers (including
     fixed account)................           (42,217)           (31,585)
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............          (604,458)          (262,921)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (644,612)          (283,266)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,070,268)            234,049
NET ASSETS:
   Beginning of year...............          4,975,328          4,741,279
                                     -----------------  -----------------
   End of year.....................  $       3,905,060  $       4,975,328
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      FIDELITY(R) VIP FUNDSMANAGER 50%     FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (28,570,555)  $    (38,857,043)  $    (21,186,152)  $   (29,267,942)
   Net realized gains (losses).....       387,861,639         67,821,547        361,132,051       195,422,805
   Change in unrealized gains
     (losses) on investments.......     (653,490,971)        504,990,287      (535,553,464)       244,571,811
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (294,199,887)        533,954,791      (195,607,565)       410,726,674
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,472,632          5,377,314          6,309,500         9,181,264
   Net transfers (including
     fixed account)................                --          (215,412)                 --                --
   Contract charges................                --                 --                 --                --
   Transfers for contract benefits
     and terminations..............     (620,216,112)      (326,903,630)      (445,225,372)     (812,246,912)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (613,743,480)      (321,741,728)      (438,915,872)     (803,065,648)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (907,943,367)        212,213,063      (634,523,437)     (392,338,974)
NET ASSETS:
   Beginning of year...............     4,703,906,420      4,491,693,357      2,781,261,557     3,173,600,531
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,795,963,053  $   4,703,906,420  $   2,146,738,120  $  2,781,261,557
                                     ================  =================  =================  ================

                                                FIDELITY(R) VIP
                                            GOVERNMENT MONEY MARKET              FIDELITY(R) VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         49,575  $       (123,765)  $    (2,042,899)  $    (1,861,188)
   Net realized gains (losses).....                 --                 --        32,112,863        18,097,088
   Change in unrealized gains
     (losses) on investments.......                  3                 --      (31,265,399)        30,252,875
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             49,578          (123,765)       (1,195,435)        46,488,775
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            897,378            779,923         1,847,353         1,779,571
   Net transfers (including
     fixed account)................            747,649              9,806       (3,228,562)       (2,203,752)
   Contract charges................            (1,472)            (1,570)          (15,633)          (16,508)
   Transfers for contract benefits
     and terminations..............        (1,808,738)        (2,017,458)      (14,268,095)      (13,492,021)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (165,183)        (1,229,299)      (15,664,937)      (13,932,710)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          (115,605)        (1,353,064)      (16,860,372)        32,556,065
NET ASSETS:
   Beginning of year...............         17,602,157         18,955,221       177,086,628       144,530,563
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     17,486,552  $      17,602,157  $    160,226,256  $    177,086,628
                                      ================  =================  ================  ================


                                          FIDELITY(R) VIP INDEX 500              FIDELITY(R) VIP MID CAP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         294,869  $         269,524  $    (4,118,485)  $    (3,716,096)
   Net realized gains (losses).....          4,311,968          4,090,359        46,442,108        26,427,590
   Change in unrealized gains
     (losses) on investments.......        (7,834,778)          7,335,146     (104,511,568)        51,034,462
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (3,227,941)         11,695,029      (62,187,945)        73,745,956
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 13        10,328,023         6,484,931
   Net transfers (including
     fixed account)................        (1,125,805)        (1,230,024)       (3,262,083)       (7,529,604)
   Contract charges................           (17,245)           (18,688)       (4,959,024)       (5,055,441)
   Transfers for contract benefits
     and terminations..............        (5,803,898)        (6,284,195)      (47,374,116)      (33,163,200)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,946,948)        (7,532,894)      (45,267,200)      (39,263,314)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (10,174,889)          4,162,135     (107,455,145)        34,482,642
NET ASSETS:
   Beginning of year...............         66,077,861         61,915,726       444,177,834       409,695,192
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      55,902,972  $      66,077,861  $    336,722,689  $    444,177,834
                                     =================  =================  ================  ================


                                          FIDELITY(R) VIP OVERSEAS
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          12,233  $           7,538
   Net realized gains (losses).....             72,873             57,495
   Change in unrealized gains
     (losses) on investments.......          (770,959)            990,001
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (685,853)          1,055,034
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             67,368             47,956
   Net transfers (including
     fixed account)................           (32,603)           (46,711)
   Contract charges................               (38)               (41)
   Transfers for contract benefits
     and terminations..............          (283,553)          (344,662)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (248,826)          (343,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (934,679)            711,576
NET ASSETS:
   Beginning of year...............          4,543,644          3,832,068
                                     -----------------  -----------------
   End of year.....................  $       3,608,965  $       4,543,644
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                       FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP           FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,496,216  $       7,200,274  $      1,208,972  $      1,156,190
   Net realized gains (losses)....         1,428,156          1,254,900         6,514,086         7,238,844
   Change in unrealized gains
     (losses) on investments......      (22,969,206)         12,035,192      (19,962,133)           588,955
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (13,044,834)         20,490,366      (12,239,075)         8,983,989
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,403,491          3,350,612         1,601,354         1,781,630
   Net transfers (including
     fixed account)...............           408,131          3,919,919           815,223         2,339,371
   Contract charges...............       (2,660,976)        (2,765,136)       (1,300,237)       (1,366,178)
   Transfers for contract benefits
     and terminations.............      (30,996,185)       (25,708,194)      (16,476,798)      (13,100,987)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (27,845,539)       (21,202,799)      (15,360,458)      (10,346,164)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (40,890,373)          (712,433)      (27,599,533)       (1,362,175)
NET ASSETS:
   Beginning of year..............       259,462,703        260,175,136       133,542,917       134,905,092
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    218,572,330  $     259,462,703  $    105,943,384  $    133,542,917
                                    ================  =================  ================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (590,781)  $    (1,045,277)  $        541,919  $        578,128
   Net realized gains (losses)....         19,821,500        10,274,597            37,325          (35,143)
   Change in unrealized gains
     (losses) on investments......       (36,050,020)         2,044,449      (12,421,982)         9,092,479
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (16,819,301)        11,273,769      (11,842,738)         9,635,464
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,824,157         2,454,753           122,654           158,997
   Net transfers (including
     fixed account)...............            561,083         (592,795)         5,327,341       (1,680,805)
   Contract charges...............        (1,562,312)       (1,615,596)         (855,303)         (894,483)
   Transfers for contract benefits
     and terminations.............       (12,334,646)       (8,414,805)       (4,586,691)       (5,040,480)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,511,718)       (8,168,443)             8,001       (7,456,771)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,331,019)         3,105,326      (11,834,737)         2,178,693
NET ASSETS:
   Beginning of year..............        131,376,313       128,270,987        70,683,455        68,504,762
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     104,045,294  $    131,376,313  $     58,848,718  $     70,683,455
                                    =================  ================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,791,526)  $     (2,854,279)  $          (191)  $          (186)
   Net realized gains (losses)....       (1,691,871)          (588,268)             1,744             1,209
   Change in unrealized gains
     (losses) on investments......         5,722,312          4,800,233           (1,652)             2,125
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,238,915          1,357,686              (99)             3,148
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,620,384          2,622,382                --                --
   Net transfers (including
     fixed account)...............         3,841,758          9,321,846                --                --
   Contract charges...............       (2,549,046)        (2,626,411)                --                --
   Transfers for contract benefits
     and terminations.............      (21,044,249)       (16,979,649)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (12,131,153)        (7,661,832)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (10,892,238)        (6,304,146)          (12,685)             2,428
NET ASSETS:
   Beginning of year..............       207,536,185        213,840,331            14,923            12,495
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    196,643,947  $     207,536,185  $          2,238  $         14,923
                                    ================  =================  ================  ================


                                        INVESCO V.I. CORE EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (646)  $          (587)
   Net realized gains (losses)....            13,906            20,517
   Change in unrealized gains
     (losses) on investments......          (26,464)           (4,684)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (13,204)            15,246
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............           (2,573)                75
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (4,177)          (56,447)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (6,750)          (56,372)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (19,954)          (41,126)
NET ASSETS:
   Beginning of year..............           130,081           171,207
                                    ----------------  ----------------
   End of year....................  $        110,127  $        130,081
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,783,260  $        557,088  $              9  $               3
   Net realized gains (losses).....         40,594,624        21,270,992               109                 57
   Change in unrealized gains
     (losses) on investments.......      (114,250,594)        37,279,662             (277)                 68
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,872,710)        59,107,742             (159)                128
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,205,893        20,101,042                --                 --
   Net transfers (including
     fixed account)................          7,575,152        13,395,950                --              1,138
   Contract charges................        (7,146,875)       (7,232,802)                --              (522)
   Transfers for contract benefits
     and terminations..............       (76,228,957)      (58,238,576)               (7)              (651)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,594,787)      (31,974,386)               (7)               (35)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (120,467,497)        27,133,356             (166)                 93
NET ASSETS:
   Beginning of year...............        681,403,273       654,269,917             1,110              1,017
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     560,935,776  $    681,403,273  $            944  $           1,110
                                     =================  ================  ================  =================


                                      INVESCO V.I. INTERNATIONAL GROWTH          IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,092,683  $       (306,814)  $           1,514  $          1,241
   Net realized gains (losses).....          6,398,939          7,444,149             14,088           (2,480)
   Change in unrealized gains
     (losses) on investments.......       (50,284,813)         42,782,098           (34,262)            47,423
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (42,793,191)         49,919,433           (18,660)            46,184
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,495,662          3,246,532                200                --
   Net transfers (including
     fixed account)................         18,323,682        (3,134,671)           (13,138)            53,650
   Contract charges................        (3,019,027)        (3,199,879)                (8)               (7)
   Transfers for contract benefits
     and terminations..............       (29,132,218)       (21,257,291)           (32,051)              (12)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,331,901)       (24,345,309)           (44,997)            53,631
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (52,125,092)         25,574,124           (63,657)            99,815
NET ASSETS:
   Beginning of year...............        269,423,754        243,849,630            332,996           233,181
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     217,298,662  $     269,423,754  $         269,339  $        332,996
                                     =================  =================  =================  ================

                                              LMPVET CLEARBRIDGE                          LMPVET
                                          VARIABLE AGGRESSIVE GROWTH         CLEARBRIDGE VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2018               2017               2018              2017
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (2,704,438)  $     (2,855,686)  $       (811,048)  $       (891,816)
   Net realized gains (losses).....         30,911,333         28,733,843         44,196,685         28,854,954
   Change in unrealized gains
     (losses) on investments.......       (56,688,564)         16,514,276       (54,650,170)         42,828,296
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,481,669)         42,392,433       (11,264,533)         70,791,434
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,256,880         12,163,897         18,890,436         12,788,613
   Net transfers (including
     fixed account)................           (58,922)          1,668,829       (15,849,002)             13,177
   Contract charges................        (3,403,106)        (3,351,968)        (5,005,606)        (4,896,400)
   Transfers for contract benefits
     and terminations..............       (32,718,784)       (24,939,914)       (45,729,547)       (32,547,983)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,923,932)       (14,459,156)       (47,693,719)       (24,642,593)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (47,405,601)         27,933,277       (58,958,252)         46,148,841
NET ASSETS:
   Beginning of year...............        321,469,898        293,536,621        452,130,395        405,981,554
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    274,064,297  $     321,469,898  $     393,172,143  $     452,130,395
                                      ================  =================  =================  =================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2018               2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (51,375)  $        (64,634)
   Net realized gains (losses).....         22,678,338          6,426,078
   Change in unrealized gains
     (losses) on investments.......       (35,551,367)         27,815,865
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (12,924,404)         34,177,309
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         11,994,980          8,178,729
   Net transfers (including
     fixed account)................        (3,506,979)            911,632
   Contract charges................        (2,430,895)        (2,404,766)
   Transfers for contract benefits
     and terminations..............       (24,199,142)       (17,115,313)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,142,036)       (10,429,718)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (31,066,440)         23,747,591
NET ASSETS:
   Beginning of year...............        224,472,939        200,725,348
                                     -----------------  -----------------
   End of year.....................  $     193,406,499  $     224,472,939
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                    LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (45,396)  $       (49,414)  $       (18,266)  $       (34,951)
   Net realized gains (losses)....           417,182           338,155           590,716           654,318
   Change in unrealized gains
     (losses) on investments......         (327,244)           377,477       (1,263,154)           287,048
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            44,542           666,218         (690,704)           906,415
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             5,260             3,105            23,428            49,457
   Net transfers (including
     fixed account)...............         (203,085)          (25,383)           208,243       (1,856,934)
   Contract charges...............          (12,359)          (12,122)          (71,780)          (79,504)
   Transfers for contract benefits
     and terminations.............         (880,482)         (543,531)         (583,343)         (594,433)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,090,666)         (577,931)         (423,452)       (2,481,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,046,124)            88,287       (1,114,156)       (1,574,999)
NET ASSETS:
   Beginning of year..............         3,261,658         3,173,371         7,016,572         8,591,571
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,215,534  $      3,261,658  $      5,902,416  $      7,016,572
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE             LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                   CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,719,359)  $    (1,525,109)  $        400,599  $        393,932
   Net realized gains (losses)....        20,768,811         6,294,589         1,604,788         4,986,303
   Change in unrealized gains
     (losses) on investments......      (15,336,872)        17,263,633       (4,061,458)         (875,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,712,580        22,033,113       (2,056,071)         4,504,351
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,239,546         3,327,457           196,353           421,591
   Net transfers (including
     fixed account)...............       (8,047,366)       (4,318,114)           327,139           401,235
   Contract charges...............       (1,447,146)       (1,305,775)         (470,143)         (469,764)
   Transfers for contract benefits
     and terminations.............      (10,955,607)       (8,853,017)       (5,084,764)       (3,560,761)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,210,573)      (11,149,449)       (5,031,415)       (3,207,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,497,993)        10,883,664       (7,087,486)         1,296,652
NET ASSETS:
   Beginning of year..............       113,694,790       102,811,126        40,132,539        38,835,887
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    104,196,797  $    113,694,790  $     33,045,053  $     40,132,539
                                    ================  ================  ================  ================

                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        996,052  $        373,414  $          3,273  $          2,448
   Net realized gains (losses)....         5,663,427        15,727,442            54,660           199,715
   Change in unrealized gains
     (losses) on investments......      (14,026,648)       (1,965,464)         (105,442)          (83,073)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,367,169)        14,135,392          (47,509)           119,090
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,945           478,935                --            12,453
   Net transfers (including
     fixed account)...............         (216,321)         (616,366)             1,713             6,028
   Contract charges...............         (920,536)         (934,163)             (296)             (404)
   Transfers for contract benefits
     and terminations.............       (9,791,066)       (7,328,788)         (210,483)         (254,376)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,272,978)       (8,400,382)         (209,066)         (236,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,640,147)         5,735,010         (256,575)         (117,209)
NET ASSETS:
   Beginning of year..............        89,558,223        83,823,213           803,869           921,078
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     71,918,076  $     89,558,223  $        547,294  $        803,869
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,166,796  $      3,341,225
   Net realized gains (losses)....       (1,103,797)         (676,542)
   Change in unrealized gains
     (losses) on investments......       (6,633,498)         3,451,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,570,499)         6,116,211
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,585,164         1,134,141
   Net transfers (including
     fixed account)...............         1,804,505         2,716,610
   Contract charges...............         (904,804)         (952,072)
   Transfers for contract benefits
     and terminations.............       (9,233,724)       (9,373,450)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,748,859)       (6,474,771)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,319,358)         (358,560)
NET ASSETS:
   Beginning of year..............        87,572,384        87,930,944
                                    ----------------  ----------------
   End of year....................  $     80,253,026  $     87,572,384
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (51)  $           (112)  $          (250)
   Net realized gains (losses)....             1,155             1,240              1,714             4,682
   Change in unrealized gains
     (losses) on investments......           (1,294)               111            (1,928)             (417)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (165)             1,300              (326)             4,015
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                 --                --
   Net transfers (including
     fixed account)...............                --                --              2,929                --
   Contract charges...............                --                --                 --                --
   Transfers for contract benefits
     and terminations.............           (3,230)           (4,084)            (1,219)          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (3,230)           (4,084)              1,710          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (3,395)           (2,784)              1,384          (34,671)
NET ASSETS:
   Beginning of year..............             6,043             8,827              6,563            41,234
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $          2,648  $          6,043  $           7,947  $          6,563
                                    ================  ================  =================  ================

                                                                                  MORGAN STANLEY
                                            MFS(R) VIT RESEARCH              VIF GLOBAL INFRASTRUCTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (151)  $             (9)  $          7,597  $          4,862
   Net realized gains (losses)....             4,184              2,684            14,820            25,749
   Change in unrealized gains
     (losses) on investments......           (5,181)              1,215          (69,920)            27,754
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (1,148)              3,890          (47,503)            58,365
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --             3,025             3,778
   Net transfers (including
     fixed account)...............                --                 --             6,537            47,785
   Contract charges...............                --                 --             (119)              (89)
   Transfers for contract benefits
     and terminations.............             (678)            (4,398)          (45,017)          (68,583)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (678)            (4,398)          (35,574)          (17,109)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (1,826)              (508)          (83,077)            41,256
NET ASSETS:
   Beginning of year..............            21,100             21,608           545,195           503,939
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         19,274  $          21,100  $        462,118  $        545,195
                                    ================  =================  ================  ================

                                                                                  OPPENHEIMER VA
                                         NEUBERGER BERMAN GENESIS            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018            2017 (A)
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (50)  $           (54)  $        (2,789)  $            (47)
   Net realized gains (losses)....               572             1,494             (340)               (90)
   Change in unrealized gains
     (losses) on investments......             (935)             (493)           (7,979)            (3,134)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (413)               947          (11,108)            (3,271)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 50
   Net transfers (including
     fixed account)...............                --                --          (10,093)            259,386
   Contract charges...............                --                --              (23)               (16)
   Transfers for contract benefits
     and terminations.............               (3)           (2,006)           (3,600)            (2,485)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (3)           (2,006)          (13,716)            256,935
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (416)           (1,059)          (24,824)            253,664
NET ASSETS:
   Beginning of year..............             5,505             6,564           253,664                 --
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          5,089  $          5,505  $        228,840  $         253,664
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                            GOVERNMENT MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             --  $           (32)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                 2                --
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                 2              (32)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (150)             (177)
NET ASSETS:
   Beginning of year..............             3,219             3,396
                                    ----------------  ----------------
   End of year....................  $          3,069  $          3,219
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,474,043)  $      (824,978)  $          (257)  $         (163)
   Net realized gains (losses)....        19,484,189        10,132,948            17,255            3,121
   Change in unrealized gains
     (losses) on investments......      (28,702,815)         4,224,374          (30,519)           12,465
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,692,669)        13,532,344          (13,521)           15,423
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,244,630         1,283,733                --               --
   Net transfers (including
     fixed account)...............       (2,268,049)       (2,190,062)                --               --
   Contract charges...............       (1,253,357)       (1,304,527)                --               --
   Transfers for contract benefits
     and terminations.............      (15,016,227)       (9,826,409)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,293,003)      (12,037,265)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (27,985,672)         1,495,079         (100,983)           11,735
NET ASSETS:
   Beginning of year..............       116,688,023       115,192,944           113,981          102,246
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     88,702,351  $    116,688,023  $         12,998  $       113,981
                                    ================  ================  ================  ===============

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2018             2017              2018              2017
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         2,253  $         44,210  $          5,830  $            334
   Net realized gains (losses)....           (5,559)           (9,161)             3,675             2,254
   Change in unrealized gains
     (losses) on investments......          (66,127)          (32,485)          (13,072)            15,463
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (69,433)             2,564           (3,567)            18,051
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,700            14,701             1,336             1,741
   Net transfers (including
     fixed account)...............             5,480            20,842            42,724            48,507
   Contract charges...............              (49)              (75)              (66)              (64)
   Transfers for contract benefits
     and terminations.............          (26,852)          (39,639)          (57,629)          (64,152)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (18,721)           (4,171)          (13,635)          (13,968)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (88,154)           (1,607)          (17,202)             4,083
NET ASSETS:
   Beginning of year..............           463,243           464,850           564,134           560,051
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $       375,089  $        463,243  $        546,932  $        564,134
                                     ===============  ================  ================  ================

                                                PIMCO VIT
                                          EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,711  $         31,271  $      (596,306)  $      (517,266)
   Net realized gains (losses)....           (3,166)             2,773         5,632,080         6,180,507
   Change in unrealized gains
     (losses) on investments......          (78,997)            32,872      (18,355,064)         1,654,564
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,452)            66,916      (13,319,290)         7,317,805
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,207             4,294         1,361,526         1,259,070
   Net transfers (including
     fixed account)...............             7,731           251,758         2,365,298           776,762
   Contract charges...............             (102)             (104)         (655,786)         (687,778)
   Transfers for contract benefits
     and terminations.............          (46,839)          (47,137)       (8,281,154)       (6,607,009)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,003)           208,811       (5,210,116)       (5,258,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (94,455)           275,727      (18,529,406)         2,058,850
NET ASSETS:
   Beginning of year..............           921,470           645,743        69,380,389        67,321,539
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        827,015  $        921,470  $     50,850,983  $     69,380,389
                                    ================  ================  ================  ================


                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,941  $          1,618
   Net realized gains (losses)....            18,597            15,679
   Change in unrealized gains
     (losses) on investments......          (41,198)          (13,505)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (20,660)             3,792
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               555               334
   Net transfers (including
     fixed account)...............             2,718            17,579
   Contract charges...............           (3,242)           (3,098)
   Transfers for contract benefits
     and terminations.............          (11,990)          (26,920)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (11,959)          (12,105)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (32,619)           (8,313)
NET ASSETS:
   Beginning of year..............           243,714           252,027
                                    ----------------  ----------------
   End of year....................  $        211,095  $        243,714
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,059  $         (1,625)  $        (59,385)  $        (48,580)
   Net realized gains (losses)......                 --                 --            957,143          1,376,079
   Change in unrealized gains
     (losses) on investments........               (16)                 --          (989,532)            722,890
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,043            (1,625)           (91,774)          2,050,389
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            225,757            228,728
   Net transfers (including
     fixed account).................                 --          (126,898)          (268,886)          (117,076)
   Contract charges.................               (75)              (108)            (1,017)            (1,098)
   Transfers for contract benefits
     and terminations...............          (210,390)           (14,683)          (660,287)          (557,208)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (210,465)          (141,689)          (704,433)          (446,654)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (209,422)          (143,314)          (796,207)          1,603,735
NET ASSETS:
   Beginning of year................            389,371            532,685          7,996,385          6,392,650
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         179,949  $         389,371  $       7,200,178  $       7,996,385
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           2,454  $           3,036  $           (772)  $           (820)
   Net realized gains (losses)......             27,076             18,893             15,166             11,346
   Change in unrealized gains
     (losses) on investments........          (105,877)             84,436           (19,785)              9,713
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (76,347)            106,365            (5,391)             20,239
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,174             19,749                 --                 --
   Net transfers (including
     fixed account).................                 --             11,575             30,491                279
   Contract charges.................               (70)               (69)               (83)               (91)
   Transfers for contract benefits
     and terminations...............           (15,504)            (3,303)            (4,213)           (17,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              4,600             27,952             26,195           (17,545)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (71,747)            134,317             20,804              2,694
NET ASSETS:
   Beginning of year................            517,492            383,175            146,640            143,946
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         445,745  $         517,492  $         167,444  $         146,640
                                      =================  =================  =================  =================

(a) For the period April 28, 2017 to December 31, 2017.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     Oppenheimer Variable Account Funds ("Oppenheimer
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")    VA")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price Government Money Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                    T. Rowe Price International Fund, Inc.
   ("LMPVET")                                                The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

Alger Small Cap Growth Sub-Account                     American Funds(R) Global Small Capitalization
American Funds(R) Bond Sub-Account (a)                   Sub-Account (a)
American Funds(R) Global Growth Sub-Account (a)        American Funds(R) Growth Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


American Funds(R) Growth-Income Sub-Account (a)          BHFTI PanAgora Global Diversified Risk
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account
BHFTI American Funds(R) Balanced Allocation              BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds(R) Growth Allocation                BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI American Funds(R) Growth Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                           BHFTI Wells Capital Management Mid Cap Value
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII Baillie Gifford International Stock
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Capital Appreciation
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-           Sub-Account (a)
   Account                                               BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account               Company Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                         Opportunities Sub-Account (a)
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Frontier Mid Cap Growth Sub-Account
   Government Income Sub-Account                         BHFTII Jennison Growth Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MFS(R) Value Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Large Cap Growth
BHFTI MFS(R) Research International Sub-Account (a)        Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII T. Rowe Price Small Cap Growth
   Sub-Account (a)                                         Sub-Account (a)
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII VanEck Global Natural Resources
                                                           Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Western Asset Management Strategic Bond           LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Sub-Account (a)                            Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVET ClearBridge Variable Small Cap Growth
DWS CROCI(R) International VIP Sub-Account                  Sub-Account (a)
Federated High Income Bond Sub-Account                   LMPVET QS Variable Conservative Growth
Federated Kaufman Sub-Account                               Sub-Account
Fidelity(R) VIP Asset Manager Sub-Account                LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET QS Variable Moderate Growth Sub-Account
Fidelity(R) VIP Equity-Income Sub-Account                LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP FundsManager 50% Sub-Account                Bond Sub-Account (a)
Fidelity(R) VIP FundsManager 60% Sub-Account             MFS(R) VIT Investors Trust Sub-Account
Fidelity(R) VIP Government Money Market                  MFS(R) VIT New Discovery Sub-Account
   Sub-Account                                           MFS(R) VIT Research Sub-Account
Fidelity(R) VIP Growth Sub-Account                       Morgan Stanley VIF Global Infrastructure
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      Neuberger Berman Genesis Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     Oppenheimer VA Global Multi-Alternatives
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Oppenheimer VA Government Money Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Oppenheimer VA Main Street Small Cap
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             Oppenheimer VA Main Street Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Commodity RealReturn(R) Strategy
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account               PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Pioneer VCT Mid Cap Value Sub-Account
Ivy VIP Asset Strategy Sub-Account                       Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price Government Money Sub-Account
   Sub-Account (a)                                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Appreciation                 T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Total Return Bond Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset    BHFTI Schroders Global Multi-Asset II Sub-Account
   Plus Sub-Account
BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche I CROCI(R) International VIP                  DWS CROCI(R) International VIP
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

TRUST NAME CHANGE:

Former Name                                               New Name

Deutsche Variable Series I                                Deutsche DWS Variable Series I

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,099,884       53,809,538         2,773,261         6,398,878
     American Funds(R) Bond Sub-Account.........................     12,001,777      128,156,615        12,298,261        19,613,291
     American Funds(R) Global Growth Sub-Account................     10,185,771      239,993,154        31,279,930        37,356,847
     American Funds(R) Global Small Capitalization Sub-Account..      4,455,369       90,782,093         7,491,328        17,001,992
     American Funds(R) Growth Sub-Account.......................      9,205,978      556,715,882        80,031,963       157,222,396
     American Funds(R) Growth-Income Sub-Account................      7,775,801      315,800,932        44,962,307        63,211,985
     BHFTI AB Global Dynamic Allocation Sub-Account.............    237,835,773    2,432,091,223        67,554,994       332,416,327
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    313,241,838    2,895,048,856       238,039,293       336,044,767
     BHFTI American Funds(R) Growth Allocation Sub-Account......    189,515,389    1,652,129,842       148,521,520       183,685,848
     BHFTI American Funds(R) Growth Sub-Account.................     73,101,332      686,391,965       142,013,332        79,065,422
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    151,165,920    1,415,129,827       104,415,155       185,487,647
     BHFTI AQR Global Risk Balanced Sub-Account.................    248,180,243    2,539,138,515       213,719,300       263,854,175
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    465,991,685    4,593,698,714       416,419,519       517,972,314
     BHFTI BlackRock High Yield Sub-Account.....................     31,231,361      247,201,924        32,764,158        23,739,206
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     43,426,377      473,252,476        35,417,592        74,794,452
     BHFTI Brighthouse Balanced Plus Sub-Account................    697,652,997    7,237,690,477       820,589,818       511,651,969
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,372,264      205,665,554        17,997,429        37,152,121
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     37,266,275      360,295,394        32,852,407        39,678,397
     BHFTI Brighthouse/Artisan International Sub-Account........         29,617          286,270            36,360            14,658
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      7,543,344       77,631,782        20,985,462         6,096,894
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,612,917      143,605,642        12,942,832        22,880,165
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,222,328       36,477,110           739,111         6,158,102
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,052,126       11,783,933         2,308,641         2,008,009
     BHFTI Clarion Global Real Estate Sub-Account...............     20,562,820      235,057,435        16,200,151        29,957,667
     BHFTI ClearBridge Aggressive Growth Sub-Account............     23,191,036      250,743,602        26,923,565        85,773,403
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account.......................................     50,142,000      536,316,883        31,455,726        77,049,260
     BHFTI Harris Oakmark International Sub-Account.............     42,566,745      600,019,012        75,240,207        42,599,697
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    102,116,637    1,038,823,634        99,180,524        96,689,328
     BHFTI Invesco Comstock Sub-Account.........................     45,091,576      552,908,076        62,351,819       101,076,434
     BHFTI Invesco Small Cap Growth Sub-Account.................     24,029,880      333,161,585        56,162,714        39,053,549
     BHFTI JPMorgan Core Bond Sub-Account.......................     31,300,011      326,153,395        21,240,226        41,431,238
     BHFTI JPMorgan Global Active Allocation Sub-Account........    105,193,550    1,168,607,697       227,182,296        93,065,106
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,325,991       19,411,217         2,081,237         3,058,840
     BHFTI Loomis Sayles Global Markets Sub-Account.............      8,824,614      113,356,123        18,399,199        17,883,286
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     77,655,896      910,042,120       103,275,862        55,593,336
     BHFTI MFS(R) Research International Sub-Account............     20,359,272      222,214,756        11,850,745        30,136,858
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     12,625,069      160,470,455        52,901,122        56,492,900
     BHFTI Oppenheimer Global Equity Sub-Account................      2,456,619       45,154,829         6,964,993        10,262,456
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     11,760,624      125,319,489        13,386,165        29,779,792
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     58,855,772      633,904,420        20,101,591        71,613,595
     BHFTI PIMCO Total Return Sub-Account.......................    119,077,837    1,394,007,971        52,104,555       178,039,545
     BHFTI Schroders Global Multi-Asset Sub-Account.............     79,170,472      924,926,136       545,538,061       163,769,574
     BHFTI SSGA Growth and Income ETF Sub-Account...............    102,876,090    1,132,045,759        87,418,170       149,727,046
     BHFTI SSGA Growth ETF Sub-Account..........................     36,450,008      391,179,702        44,500,704        70,767,836
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,323,025      632,858,773        91,970,309        95,172,388
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     45,812,268      423,625,459        73,214,924        72,546,464
     BHFTI TCW Core Fixed Income Sub-Account....................         30,725          311,313            33,787            68,430
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     13,308,598      224,870,656        47,775,132        46,414,883
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................     11,232,887      142,651,179        27,809,011        19,327,661
     BHFTII Baillie Gifford International Stock Sub-Account.....     18,099,225      174,619,336        15,323,551        26,755,128

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Bond Income Sub-Account...................        733,236        77,509,782        12,425,801        7,824,288
     BHFTII BlackRock Capital Appreciation Sub-Account..........        695,927        26,027,663        17,093,461        3,533,919
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,867,510       287,561,795        75,428,368       80,559,693
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     10,212,384       110,296,916        34,667,915       27,383,260
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    288,245,708     3,449,920,230       176,342,841      545,195,005
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    481,668,350     6,081,500,098       338,040,369      812,779,386
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    397,470,728     5,469,642,171       332,637,839      686,461,188
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        755,469       163,690,542        12,807,386       30,662,250
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,265,249        73,201,696        17,310,089       10,390,664
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     23,136,001       667,465,653        63,600,146      154,250,501
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,042,584        62,155,306        10,827,259       12,653,260
     BHFTII Jennison Growth Sub-Account.........................     31,855,337       416,058,326        91,794,415       72,858,169
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,231        13,295,161         2,184,110        1,433,529
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         24,543           328,691           108,554          110,921
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,608,980       309,044,744        31,917,782       40,772,978
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,543,986       137,829,775        25,160,089       22,280,571
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,792,996       106,694,662        13,455,479       11,076,660
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      7,610,949       127,820,331        28,164,354       17,784,952
     BHFTII MetLife Stock Index Sub-Account.....................     12,323,592       455,409,632        86,896,740       91,106,586
     BHFTII MFS(R) Total Return Sub-Account.....................        236,137        35,816,704         4,261,884        5,728,062
     BHFTII MFS(R) Value Sub-Account............................     18,087,716       269,711,749        37,745,472       42,099,199
     BHFTII Neuberger Berman Genesis Sub-Account................      6,001,858        94,879,216        18,086,525       21,323,147
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     12,828,897       278,903,287        83,932,661       29,657,317
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        601,858        11,575,939         2,512,964        2,457,553
     BHFTII VanEck Global Natural Resources Sub-Account.........      7,868,281        91,338,871         7,791,568       13,062,284
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     74,207,375       963,903,380        76,603,075      111,606,223
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,844,204       236,869,159        17,678,048       31,521,105
     BlackRock Global Allocation V.I. Sub-Account...............        539,311         7,605,909         5,311,526          481,217
     DWS CROCI(R) International VIP Sub-Account.................      1,542,497        14,229,425           298,313        1,371,659
     Federated High Income Bond Sub-Account.....................            317             2,174               158               23
     Federated Kaufman Sub-Account..............................          3,249            48,485             4,455            1,033
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,333,065        65,959,547         3,557,472        9,869,469
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,195,281       450,379,893        65,344,578       84,253,876
     Fidelity(R) VIP Equity-Income Sub-Account..................        191,706         4,249,144           321,712          714,781
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    324,996,837     3,848,436,857       398,239,175      700,844,647
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    210,052,654     2,136,302,174       337,025,492      489,472,045
     Fidelity(R) VIP Government Money Market Sub-Account........     17,486,564        17,486,564         2,145,464        2,261,068
     Fidelity(R) VIP Growth Sub-Account.........................      2,538,439       114,759,830        26,253,937       18,610,493
     Fidelity(R) VIP Index 500 Sub-Account......................        221,433        30,670,478         1,477,802        7,818,810
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,523,707       348,138,122        42,276,842       53,994,791
     Fidelity(R) VIP Overseas Sub-Account.......................        188,655         3,498,417           178,766          415,357
     FTVIPT Franklin Income VIP Sub-Account.....................     14,828,519       223,751,898        12,712,953       32,062,342
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,088,702       109,776,623         8,283,664       17,826,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      7,126,390       121,588,171        21,086,018       13,384,231
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,619,213        68,040,592         5,925,202        5,375,290
     FTVIPT Templeton Global Bond VIP Sub-Account...............     11,684,133       212,953,197         4,564,227       19,486,928
     Invesco V.I. American Franchise Sub-Account................             39             2,234               988           12,763
     Invesco V.I. Core Equity Sub-Account.......................          3,560           104,659            27,246           26,520
     Invesco V.I. Equity and Income Sub-Account.................     34,971,046       523,357,855        44,401,971       62,788,972
     Invesco V.I. Growth and Income Sub-Account.................             54             1,027               146               32
     Invesco V.I. International Growth Sub-Account..............      6,684,031       187,089,194        11,280,063       17,747,593
     Ivy VIP Asset Strategy Sub-Account.........................         32,485           296,186            23,539           55,080

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     11,887,662      250,963,646        37,092,073       38,654,999
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     10,115,331      289,023,207        38,663,423       68,901,913
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................     11,034,697      138,735,315        19,434,908       24,886,198
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         92,897        1,808,288           161,809        1,225,787
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        330,300        5,919,979           932,244          949,530
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,382,598       85,501,089        19,399,533       22,093,404
     LMPVET QS Variable Conservative Growth Sub-Account.........      2,497,737       32,525,644         2,318,432        5,938,464
     LMPVET QS Variable Growth Sub-Account......................      5,894,926       76,015,222         7,426,870       12,151,292
     LMPVET QS Variable Moderate Growth Sub-Account.............         45,009          545,766            45,601          223,459
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,061,377       94,494,017        10,445,987       10,028,127
     MFS(R) VIT Investors Trust Sub-Account.....................             98            2,092               147            3,276
     MFS(R) VIT New Discovery Sub-Account.......................            455            8,363             5,376            2,651
     MFS(R) VIT Research Sub-Account............................            773           17,358             7,349            5,735
     Morgan Stanley VIF Global Infrastructure Sub-Account.......         68,362          531,558            61,248           69,880
     Neuberger Berman Genesis Sub-Account.......................            106            4,472               554               55
     Oppenheimer VA Global Multi-Alternatives Sub-Account.......         24,166          239,963            17,818           23,063
     Oppenheimer VA Government Money Sub-Account................          3,075            3,075                41              189
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,428,454       84,048,111        15,248,994       19,613,084
     Oppenheimer VA Main Street Sub-Account.....................            485           11,561            11,142           89,016
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account......         62,620          481,826            26,141           42,638
     PIMCO VIT Dynamic Bond Sub-Account.........................         52,844          539,899           103,685          110,597
     PIMCO VIT Emerging Markets Bond Sub-Account................         68,863          866,931           110,586          122,885
     Pioneer VCT Mid Cap Value Sub-Account......................      3,312,769       60,826,080         6,827,629        7,327,327
     Pioneer VCT Real Estate Shares Sub-Account.................         16,783          263,417            51,314           37,382
     T. Rowe Price Government Money Sub-Account.................        179,949          179,949            52,152          261,584
     T. Rowe Price Growth Stock Sub-Account.....................        126,076        5,520,481           796,251          967,861
     T. Rowe Price International Stock Sub-Account..............         29,742          441,961            48,279           18,313
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          6,683          178,934            48,597            8,677

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                       ALGER SMALL CAP GROWTH            AMERICAN FUNDS(R) BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,933,840       3,200,478        7,338,385        7,293,353
Units issued and transferred
   from other funding options....          369,515          73,929        1,380,319        1,163,765
Units redeemed and transferred to
   other funding options.........        (615,303)       (340,567)      (1,513,987)      (1,118,733)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,688,052       2,933,840        7,204,717        7,338,385
                                   ===============  ==============  ===============  ===============


                                                                            AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------   ---------------  --------------

Units beginning of year..........       6,214,664        6,980,723         2,697,437       2,939,876
Units issued and transferred
   from other funding options....         793,900          473,951           211,151         155,730
Units redeemed and transferred to
   other funding options.........       (989,409)      (1,240,010)         (451,217)       (398,169)
                                   --------------  ---------------   ---------------  --------------
Units end of year................       6,019,155        6,214,664         2,457,371       2,697,437
                                   ==============  ===============   ===============  ==============



                                      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,352,201        2,741,584       2,282,271        2,163,637
Units issued and transferred
   from other funding options....           35,932           49,296         695,804          421,891
Units redeemed and transferred to
   other funding options.........        (435,942)        (438,679)       (353,652)        (303,257)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,952,191        2,352,201       2,624,423        2,282,271
                                   ===============  ===============  ==============  ===============

                                              BHFTI AB                  BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)
                                      GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION               GROWTH ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017            2018             2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     234,041,870      252,960,506      220,323,596     234,371,003      122,012,392     128,517,470
Units issued and transferred
   from other funding options....       5,033,116        7,309,600       13,046,913      12,732,269        7,871,252       9,046,966
Units redeemed and transferred to
   other funding options.........    (26,203,665)     (26,228,236)     (30,291,201)    (26,779,676)     (16,392,653)    (15,552,044)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................     212,871,321      234,041,870      203,079,308     220,323,596      113,490,991     122,012,392
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                   BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018            2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       73,869,010      77,428,972      111,929,949      121,315,385
Units issued and transferred
   from other funding options....       14,488,104      10,380,251        4,434,950        4,847,161
Units redeemed and transferred to
   other funding options.........     (15,679,809)    (13,940,213)     (15,339,293)     (14,232,597)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       72,677,305      73,869,010      101,025,606      111,929,949
                                   ===============  ==============  ===============  ===============


                                              BHFTI AQR
                                        GLOBAL RISK BALANCED
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........     202,498,724      221,364,216
Units issued and transferred
   from other funding options....       3,567,226        8,275,088
Units redeemed and transferred to
   other funding options.........    (23,999,372)     (27,140,580)
                                   --------------  ---------------
Units end of year................     182,066,578      202,498,724
                                   ==============  ===============

                                           BHFTI BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES       BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     388,316,355     421,174,334        8,401,774        8,860,074
Units issued and transferred
   from other funding options....       6,393,453      10,727,762        1,892,652          913,219
Units redeemed and transferred to
   other funding options.........    (40,953,715)    (43,585,741)      (1,936,985)      (1,371,519)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     353,756,093     388,316,355        8,357,441        8,401,774
                                   ==============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       30,589,042       33,538,308       528,210,748      536,906,397
Units issued and transferred
   from other funding options....        1,603,629          978,836        29,410,004       43,732,562
Units redeemed and transferred to
   other funding options.........      (4,428,439)      (3,928,102)      (54,453,717)     (52,428,211)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       27,764,232       30,589,042       503,167,035      528,210,748
                                   ===============  ===============   ===============  ===============


                                                BHFTI                 BHFTI BRIGHTHOUSE/ABERDEEN
                                     BRIGHTHOUSE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        8,335,979       9,362,462      35,923,134       39,351,974
Units issued and transferred
   from other funding options....          543,727         946,259       6,165,444        3,778,220
Units redeemed and transferred to
   other funding options.........      (1,513,806)     (1,972,742)     (7,035,636)      (7,207,060)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        7,365,900       8,335,979      35,052,942       35,923,134
                                   ===============  ==============  ==============  ===============

                                         BHFTI BRIGHTHOUSE/                 BHFTI BRIGHTHOUSE/
                                        ARTISAN INTERNATIONAL            EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           28,148           27,485        5,324,129        5,632,610
Units issued and transferred
   from other funding options....            3,009            4,289        2,521,694        1,227,758
Units redeemed and transferred to
   other funding options.........          (1,116)          (3,626)      (1,419,193)      (1,536,239)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           30,041           28,148        6,426,630        5,324,129
                                   ===============  ===============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,198,406       14,680,889        3,032,605        3,153,303
Units issued and transferred
   from other funding options....        2,636,228        3,497,683          221,615          313,147
Units redeemed and transferred to
   other funding options.........      (3,686,719)      (2,980,166)        (616,607)        (433,845)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,147,915       15,198,406        2,637,613        3,032,605
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                          LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          825,196          931,137       13,335,708       14,214,001
Units issued and transferred
   from other funding options....           22,090           28,514        1,017,953        1,423,759
Units redeemed and transferred to
   other funding options.........         (92,571)        (134,455)      (2,287,956)      (2,302,052)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          754,715          825,196       12,065,705       13,335,708
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            BHFTI FIDELITY
                                                BHFTI              INSTITUTIONAL ASSET MANAGEMENT(R)
                                    CLEARBRIDGE AGGRESSIVE GROWTH          GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ----------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........      27,853,512      31,716,282       52,602,412       59,975,014
Units issued and transferred
   from other funding options....       1,653,771       2,581,853        6,041,394        5,408,710
Units redeemed and transferred to
   other funding options.........     (5,923,623)     (6,444,623)     (11,033,150)     (12,781,312)
                                   --------------  --------------  ---------------  ---------------
Units end of year................      23,583,660      27,853,512       47,610,656       52,602,412
                                   ==============  ==============  ===============  ===============



                                                 BHFTI                             BHFTI
                                     HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2018            2017              2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       20,719,834       23,007,569       827,358,429      818,076,929
Units issued and transferred
   from other funding options....        3,890,204        2,373,311        50,321,588      139,994,207
Units redeemed and transferred to
   other funding options.........      (3,557,889)      (4,661,046)     (112,416,156)    (130,712,707)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       21,052,149       20,719,834       765,263,861      827,358,429
                                   ===============  ===============   ===============  ===============



                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       32,917,318      36,743,760       9,589,654       10,669,549
Units issued and transferred
   from other funding options....        2,261,945       2,531,336       1,573,020        1,042,101
Units redeemed and transferred to
   other funding options.........      (5,754,183)     (6,357,778)     (2,144,164)      (2,121,996)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       29,425,080      32,917,318       9,018,510        9,589,654
                                   ===============  ==============  ==============  ===============

                                                                           BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND        GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017             2018            2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      30,860,383      31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
Units issued and transferred
   from other funding options....       4,176,590       5,230,640      154,818,543      96,824,848           55,857          66,964
Units redeemed and transferred to
   other funding options.........     (6,427,690)     (5,434,616)    (112,860,400)   (116,875,900)        (148,326)       (175,606)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      28,609,283      30,860,383      870,005,941     828,047,798          940,191       1,032,660
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                BHFTI                         BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,449,959        8,505,955     602,325,151      583,908,748
Units issued and transferred
   from other funding options....          818,562          510,413      61,553,063       86,847,499
Units redeemed and transferred to
   other funding options.........      (1,261,590)      (1,566,409)    (69,508,866)     (68,431,096)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,006,931        7,449,959     594,369,348      602,325,151
                                   ===============  ===============  ==============  ===============


                                            BHFTI MFS(R)
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........      14,986,140       16,956,442
Units issued and transferred
   from other funding options....       1,408,933        1,073,153
Units redeemed and transferred to
   other funding options.........     (2,462,703)      (3,043,455)
                                   --------------  ---------------
Units end of year................      13,932,370       14,986,140
                                   ==============  ===============

                                        BHFTI MORGAN STANLEY                     BHFTI                       BHFTI PANAGORA
                                           MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018            2017             2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      11,326,489       12,770,536       1,939,475        2,333,207     128,771,774      95,787,147
Units issued and transferred
   from other funding options....       1,047,701          831,232          88,496           44,666       9,716,981      68,660,741
Units redeemed and transferred to
   other funding options.........     (2,925,257)      (2,275,279)       (336,504)        (438,398)    (31,833,264)    (35,676,114)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       9,448,933       11,326,489       1,691,467        1,939,475     106,655,491     128,771,774
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                             BHFTI PIMCO                                                     BHFTI SCHRODERS
                                      INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       43,727,125      43,749,123       83,642,926      84,045,933      442,077,911     459,001,172
Units issued and transferred
   from other funding options....        4,374,269       6,838,374        9,505,039      11,101,098      375,830,386      42,041,385
Units redeemed and transferred to
   other funding options.........      (8,021,022)     (6,860,372)     (16,607,856)    (11,504,105)    (138,467,950)    (58,964,646)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       40,080,372      43,727,125       76,540,109      83,642,926      679,440,347     442,077,911
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                               BHFTI SSGA                                                        BHFTI
                                          GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF      T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2018            2017            2018            2017            2018            2017
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      78,213,763      85,949,744      28,040,270      30,512,706      10,083,649      11,082,070
Units issued and transferred
   from other funding options......       2,423,048       3,342,742       1,630,444       1,656,294         836,376         694,387
Units redeemed and transferred to
   other funding options...........     (9,971,440)    (11,078,723)     (4,766,328)     (4,128,730)     (1,846,432)     (1,692,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      70,665,371      78,213,763      24,904,386      28,040,270       9,073,593      10,083,649
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                  BHFTI                                                       BHFTI VICTORY
                                      T. ROWE PRICE MID CAP GROWTH     BHFTI TCW CORE FIXED INCOME       SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      22,282,585      25,320,043          34,566           29,430       6,509,324       7,068,224
Units issued and transferred
   from other funding options......       1,999,060       1,816,483           2,856            7,916         421,989         777,950
Units redeemed and transferred to
   other funding options...........     (4,619,517)     (4,853,941)         (6,703)          (2,780)     (1,403,414)     (1,336,850)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................      19,662,128      22,282,585          30,719           34,566       5,527,899       6,509,324
                                     ==============  ==============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         BHFTI WELLS CAPITAL                 BHFTII BAILLIE
                                      MANAGEMENT MID CAP VALUE         GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,092,444        5,715,456      19,385,638       22,804,816
Units issued and transferred
   from other funding options....          874,015          464,666       3,089,235        1,193,108
Units redeemed and transferred to
   other funding options.........        (935,449)      (1,087,678)     (3,846,053)      (4,612,286)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,031,010        5,092,444      18,628,820       19,385,638
                                   ===============  ===============  ==============  ===============


                                                                            BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        1,210,717        1,269,349         510,906          584,767
Units issued and transferred
   from other funding options....          269,116          185,324      12,277,614           31,373
Units redeemed and transferred to
   other funding options.........        (217,112)        (243,956)       (653,219)        (105,234)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,262,721        1,210,717      12,135,301          510,906
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK                       BHFTII
                                        ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       28,762,874      33,915,071        6,959,208        7,192,154
Units issued and transferred
   from other funding options....       14,146,935       9,070,046        2,773,172        2,264,541
Units redeemed and transferred to
   other funding options.........     (13,995,141)    (14,222,243)      (2,389,847)      (2,497,487)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       28,914,668      28,762,874        7,342,533        6,959,208
                                   ===============  ==============  ===============  ===============

                                               BHFTII                            BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 40   BRIGHTHOUSE ASSET ALLOCATION 60
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      233,277,672      266,351,270      369,390,513      407,551,536
Units issued and transferred
   from other funding options....        3,319,688        4,120,087        6,602,677        8,130,613
Units redeemed and transferred to
   other funding options.........     (33,690,658)     (37,193,685)     (46,925,815)     (46,291,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      202,906,702      233,277,672      329,067,375      369,390,513
                                   ===============  ===============  ===============  ===============


                                               BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                   BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      320,858,282      353,810,551        7,979,852        9,275,939
Units issued and transferred
   from other funding options....        6,439,520        6,230,447          416,969          755,020
Units redeemed and transferred to
   other funding options.........     (38,060,221)     (39,182,716)      (1,424,014)      (2,051,107)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      289,237,581      320,858,282        6,972,807        7,979,852
                                   ===============  ===============  ===============  ===============


                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,741,436        2,814,983       26,398,229       29,665,645
Units issued and transferred
   from other funding options....          777,861          532,375          774,169        1,185,952
Units redeemed and transferred to
   other funding options.........        (717,351)        (605,922)      (5,082,966)      (4,453,368)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,801,946        2,741,436       22,089,432       26,398,229
                                   ===============  ===============  ===============  ===============

                                                 BHFTII
                                         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2018            2017            2018             2017
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        2,948,860       3,317,626      18,321,429       21,756,762
Units issued and transferred
   from other funding options......          254,869         298,509       3,165,531        1,341,781
Units redeemed and transferred to
   other funding options...........        (610,762)       (667,275)     (4,854,157)      (4,777,114)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,592,967       2,948,860      16,632,803       18,321,429
                                     ===============  ==============  ==============  ===============


                                                 BHFTII                          BHFTII
                                      LOOMIS SAYLES SMALL CAP CORE   LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------  ---------------  --------------

Units beginning of year............         215,634         241,747           14,487          15,428
Units issued and transferred
   from other funding options......          15,540          31,506            2,463             605
Units redeemed and transferred to
   other funding options...........        (22,817)        (57,619)          (4,061)         (1,546)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         208,357         215,634           12,889          14,487
                                     ==============  ==============  ===============  ==============


                                                 BHFTII                           BHFTII
                                      METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2018             2017            2018            2017
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      21,705,738       21,606,441       5,121,934       5,338,539
Units issued and transferred
   from other funding options......       4,011,610        4,669,594         772,111         858,977
Units redeemed and transferred to
   other funding options...........     (5,200,497)      (4,570,297)     (1,086,869)     (1,075,582)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      20,516,851       21,705,738       4,807,176       5,121,934
                                     ==============  ===============  ==============  ==============

                                               BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX      METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        8,636,458       9,185,190        4,832,284       5,131,926       22,657,750      25,218,819
Units issued and transferred
   from other funding options....        1,471,651       1,063,255        1,071,304         858,761        3,884,794       2,587,348
Units redeemed and transferred to
   other funding options.........      (1,469,703)     (1,611,987)      (1,076,518)     (1,158,403)      (5,191,822)     (5,148,417)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        8,638,406       8,636,458        4,827,070       4,832,284       21,350,722      22,657,750
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                                 BHFTII
                                     BHFTII MFS(R) TOTAL RETURN           BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........         607,860          645,393      10,064,425       11,015,597       4,920,073       5,470,799
Units issued and transferred
   from other funding options....          32,811           61,042       1,313,891        1,035,297         320,327         347,072
Units redeemed and transferred to
   other funding options.........        (93,043)         (98,575)     (2,032,971)      (1,986,469)       (927,239)       (897,798)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         547,628          607,860       9,345,345       10,064,425       4,313,161       4,920,073
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                                BHFTII                           BHFTII
                                    T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017            2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,507,642       17,003,069          336,378          373,919
Units issued and transferred
   from other funding options....        4,597,720        3,782,782           51,229           46,589
Units redeemed and transferred to
   other funding options.........      (4,271,559)      (4,278,209)         (74,915)         (84,130)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,833,803       16,507,642          312,692          336,378
                                   ===============  ===============  ===============  ===============


                                                                                BHFTII
                                            BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017            2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,083,667        6,924,892       31,331,458       32,852,094
Units issued and transferred
   from other funding options....       1,309,071        2,048,769        3,488,138        2,776,153
Units redeemed and transferred to
   other funding options.........     (1,507,846)      (1,889,994)      (5,729,929)      (4,296,789)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,884,892        7,083,667       29,089,667       31,331,458
                                   ==============  ===============  ===============  ===============



                                        BHFTII WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      13,730,177       14,126,610          128,262          123,935
Units issued and transferred
   from other funding options....       2,157,907        1,972,768          235,612           10,374
Units redeemed and transferred to
   other funding options.........     (3,023,965)      (2,369,201)         (36,295)          (6,047)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      12,864,119       13,730,177          327,579          128,262
                                   ==============  ===============  ===============  ===============

                                            DWS CROCI(R)
                                          INTERNATIONAL VIP           FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        1,302,718       1,416,905             168            2,435
Units issued and transferred
   from other funding options....           59,066          53,127             336               --
Units redeemed and transferred to
   other funding options.........        (172,657)       (167,314)           (336)          (2,267)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        1,189,127       1,302,718             168              168
                                   ===============  ==============  ==============  ===============



                                           FEDERATED KAUFMAN           FIDELITY(R) VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018            2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,219            5,331        4,080,387        4,493,375
Units issued and transferred
   from other funding options....            5,211               --          384,874           84,551
Units redeemed and transferred to
   other funding options.........          (5,219)            (112)        (880,992)        (497,539)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,211            5,219        3,584,269        4,080,387
                                   ===============  ===============  ===============  ===============



                                     FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,143,633       21,259,478          216,963          230,181
Units issued and transferred
   from other funding options....        2,042,711        1,502,897          197,453              807
Units redeemed and transferred to
   other funding options.........      (3,702,897)      (2,618,742)        (226,094)         (14,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,483,447       20,143,633          188,322          216,963
                                   ===============  ===============  ===============  ===============


                                   FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       316,884,820      339,562,460       191,801,626      250,989,708
Units issued and transferred
   from other funding options....           472,401          391,910           433,342          717,060
Units redeemed and transferred to
   other funding options.........      (42,185,189)     (23,069,550)      (30,798,521)     (59,905,142)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................       275,172,032      316,884,820       161,436,447      191,801,626
                                    ===============  ===============   ===============  ===============


                                           FIDELITY(R) VIP
                                       GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       2,578,960       2,758,925        5,678,425        6,179,280
Units issued and transferred
   from other funding options....         581,291         388,054          886,033          111,870
Units redeemed and transferred to
   other funding options.........       (605,837)       (568,019)      (1,348,237)        (612,725)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       2,554,414       2,578,960        5,216,221        5,678,425
                                   ==============  ==============  ===============  ===============



                                       FIDELITY(R) VIP INDEX 500          FIDELITY(R) VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,974,819        2,222,100        5,822,703        6,382,115
Units issued and transferred
   from other funding options....            4,366            6,441          356,491          283,381
Units redeemed and transferred to
   other funding options.........        (205,993)        (253,722)        (923,325)        (842,793)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,773,192        1,974,819        5,255,869        5,822,703
                                   ===============  ===============  ===============  ===============

                                                                                                                 FTVIPT
                                      FIDELITY(R) VIP OVERSEAS        FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         307,530          333,151       3,717,519        4,031,843       3,858,849        4,164,982
Units issued and transferred
   from other funding options....         325,096           10,042         219,389          214,167         197,548          244,343
Units redeemed and transferred to
   other funding options.........       (341,807)         (35,663)       (613,479)        (528,491)       (638,396)        (550,476)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         290,819          307,530       3,323,429        3,717,519       3,418,001        3,858,849
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               FTVIPT                                                            FTVIPT
                                    FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP       TEMPLETON GLOBAL BOND VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,335,249        7,878,700       1,993,298        2,245,781      10,914,647       11,303,555
Units issued and transferred
   from other funding options....         448,461          707,589         256,457           84,038       1,242,122          980,861
Units redeemed and transferred to
   other funding options.........     (1,093,638)      (1,251,040)       (257,025)        (336,521)     (1,863,137)      (1,369,769)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,690,072        7,335,249       1,992,730        1,993,298      10,293,632       10,914,647
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. CORE EQUITY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2018            2017              2018              2017
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........            1,440            1,514            17,258            25,350
Units issued and transferred
   from other funding options....            2,812               --            34,057                13
Units redeemed and transferred to
   other funding options.........          (4,025)             (74)          (34,961)           (8,105)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................              227            1,440            16,354            17,258
                                   ===============  ===============  ================  ================


                                    INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GROWTH AND INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ---------------------------------
                                         2018              2017             2018              2017
                                   ----------------  ----------------  ---------------  ----------------

Units beginning of year..........        25,769,702        27,024,285               84                87
Units issued and transferred
   from other funding options....         1,947,016         1,983,344              168                 3
Units redeemed and transferred to
   other funding options.........       (3,860,887)       (3,237,927)            (169)               (6)
                                   ----------------  ----------------  ---------------  ----------------
Units end of year................        23,855,831        25,769,702               83                84
                                   ================  ================  ===============  ================


                                   INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018              2017              2018            2017
                                   ----------------  ----------------  ---------------  ---------------

Units beginning of year..........         7,575,169         8,293,250           19,310           15,823
Units issued and transferred
   from other funding options....           876,815           425,507              444            8,125
Units redeemed and transferred to
   other funding options.........       (1,139,762)       (1,143,588)          (3,163)          (4,638)
                                   ----------------  ----------------  ---------------  ---------------
Units end of year................         7,312,222         7,575,169           16,591           19,310
                                   ================  ================  ===============  ===============

                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018             2017            2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      10,637,575       10,932,298       7,854,907        7,615,066       8,474,807       8,906,934
Units issued and transferred
   from other funding options....       1,238,938        1,147,678       1,509,071        1,105,973         702,784         680,091
Units redeemed and transferred to
   other funding options.........     (1,569,651)      (1,442,401)     (1,249,108)        (866,132)     (1,382,511)     (1,112,218)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      10,306,862       10,637,575       8,114,870        7,854,907       7,795,080       8,474,807
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE         VARIABLE SMALL CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017            2018             2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         101,448         121,433          248,434         342,723        3,504,028       3,770,232
Units issued and transferred
   from other funding options....           4,206          11,652           19,346          27,563          592,622         323,916
Units redeemed and transferred to
   other funding options.........        (35,968)        (31,637)         (34,917)       (121,852)        (779,645)       (590,120)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          69,686         101,448          232,863         248,434        3,317,005       3,504,028
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                         LMPVET QS VARIABLE                                                   LMPVET
                                         CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,529,846       1,657,879       3,596,291       3,963,257          34,884          45,938
Units issued and transferred
   from other funding options....          45,265          55,440          69,629          68,248             230           2,326
Units redeemed and transferred to
   other funding options.........       (237,742)       (183,473)       (479,417)       (435,214)         (9,373)        (13,380)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,337,369       1,529,846       3,186,503       3,596,291          25,741          34,884
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017              2018            2017
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,326,625       3,567,957               581           1,033
Units issued and transferred
   from other funding options....          541,902         241,167               273              --
Units redeemed and transferred to
   other funding options.........        (570,581)       (482,499)             (581)           (452)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,297,946       3,326,625               273             581
                                   ===============  ==============   ===============  ==============



                                      MFS(R) VIT NEW DISCOVERY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   ---------------  --------------

Units beginning of year..........              395           3,102
Units issued and transferred
   from other funding options....              739              --
Units redeemed and transferred to
   other funding options.........            (641)         (2,707)
                                   ---------------  --------------
Units end of year................              493             395
                                   ===============  ==============

                                                                          MORGAN STANLEY VIF
                                         MFS(R) VIT RESEARCH             GLOBAL INFRASTRUCTURE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017             2018            2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           1,908            2,377           40,450          41,674              181             246
Units issued and transferred
   from other funding options....           2,275               --            2,575           7,828               --              --
Units redeemed and transferred to
   other funding options.........         (2,335)            (469)          (5,394)         (9,052)               --            (65)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................           1,848            1,908           37,631          40,450              181             181
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                             OPPENHEIMER                      OPPENHEIMER
                                    VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018          2017 (A)           2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........           25,489              --              613              640
Units issued and transferred
   from other funding options....              810          26,067            1,170               --
Units redeemed and transferred to
   other funding options.........          (2,209)           (578)          (1,198)             (27)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           24,090          25,489              585              613
                                   ===============  ==============  ===============  ===============


                                             OPPENHEIMER
                                      VA MAIN STREET SMALL CAP
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........       3,322,847        3,684,082
Units issued and transferred
   from other funding options....         216,778          213,969
Units redeemed and transferred to
   other funding options.........       (677,222)        (575,204)
                                   --------------  ---------------
Units end of year................       2,862,403        3,322,847
                                   ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                             OPPENHEIMER VA                     PIMCO VIT
                                               MAIN STREET           COMMODITYREALRETURN(R) STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  --------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------   --------------  --------------

Units beginning of year............          11,112          11,492           64,010          64,637
Units issued and transferred
   from other funding options......          11,025              --            3,472          12,274
Units redeemed and transferred to
   other funding options...........        (20,742)           (380)          (6,195)        (12,901)
                                     --------------  --------------   --------------  --------------
Units end of year..................           1,395          11,112           61,287          64,010
                                     ==============  ==============   ==============  ==============


                                                PIMCO VIT                       PIMCO VIT
                                              DYNAMIC BOND                EMERGING MARKETS BOND         PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          55,031          56,423           82,983          62,989       1,243,008       1,342,318
Units issued and transferred
   from other funding options......           9,680           8,259            8,585          26,806         117,141         112,362
Units redeemed and transferred to
   other funding options...........        (11,080)         (9,651)         (12,264)         (6,812)       (211,406)       (211,672)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          53,631          55,031           79,304          82,983       1,148,743       1,243,008
                                     ==============  ==============  ===============  ==============  ==============  ==============



                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2018             2017
                                     --------------  ---------------

Units beginning of year............           7,888            8,268
Units issued and transferred
   from other funding options......             837              640
Units redeemed and transferred to
   other funding options...........         (1,205)          (1,020)
                                     --------------  ---------------
Units end of year..................           7,520            7,888
                                     ==============  ===============


                                    T. ROWE PRICE GOVERNMENT MONEY       T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            22,810           31,086           38,028            40,267
Units issued and transferred
   from other funding options....             3,033            1,008            1,624             5,530
Units redeemed and transferred to
   other funding options.........          (15,362)          (9,284)          (4,745)           (7,769)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................            10,481           22,810           34,907            38,028
                                   ================  ===============  ===============  ================


                                                                               TAP 1919 VARIABLE
                                   T. ROWE PRICE INTERNATIONAL STOCK     SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018             2017               2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........            26,224           24,670             3,165            3,566
Units issued and transferred
   from other funding options....             1,056            1,850               734               23
Units redeemed and transferred to
   other funding options.........             (789)            (296)             (143)            (424)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................            26,491           26,224             3,756            3,165
                                    ===============  ===============   ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  Alger Small Cap Growth          2018     2,688,052    18.10 - 18.60     49,200,272
     Sub-Account                  2017     2,933,840    18.10 - 18.57     53,660,724
                                  2016     3,200,478    14.26 - 14.61     46,089,499
                                  2015     3,508,832    13.61 - 13.92     48,208,209
                                  2014     3,970,857    14.28 - 14.58     57,195,868

  American Funds(R) Bond          2018     7,204,717     9.68 - 19.92    124,089,879
     Sub-Account                  2017     7,338,385     9.95 - 20.26    135,763,632
                                  2016     7,293,353     9.80 - 19.73    132,721,070
                                  2015     8,159,989    16.20 - 19.35    146,511,985
                                  2014     8,333,829    16.47 - 19.48    151,245,946

  American Funds(R) Global        2018     6,019,155    15.27 - 52.13    259,695,866
     Growth Sub-Account           2017     6,214,664    17.14 - 57.83    313,542,010
                                  2016     6,980,723    13.31 - 44.38    277,038,594
                                  2015     7,480,782    34.27 - 44.51    300,649,358
                                  2014     8,193,931    32.79 - 42.00    312,209,187

  American Funds(R) Global Small  2018     2,457,371    13.72 - 44.58     94,290,816
     Capitalization Sub-Account   2017     2,697,437    15.67 - 50.28    119,807,921
                                  2016     2,939,876    12.70 - 40.30    106,488,578
                                  2015     3,123,694    12.77 - 39.82    113,155,266
                                  2014     3,297,014    13.05 - 40.07    122,112,070

  American Funds(R) Growth        2018     1,952,191  244.49 - 400.00    639,631,254
     Sub-Account                  2017     2,352,201  250.83 - 404.60    785,751,753
                                  2016     2,741,584  200.05 - 318.18    724,894,313
                                  2015     3,075,557  186.96 - 293.21    754,095,254
                                  2014     3,527,704  179.03 - 276.84    821,201,132

  American Funds(R)               2018     2,624,423   17.95 - 258.85    348,945,965
     Growth-Income Sub-Account    2017     2,282,271   18.66 - 265.93    403,461,557
                                  2016     2,163,637   15.56 - 219.23    363,982,389
                                  2015     2,179,793  126.48 - 198.34    358,450,579
                                  2014     2,378,568  127.56 - 197.24    390,905,716

  BHFTI AB Global Dynamic         2018   212,871,321    11.87 - 13.27  2,720,841,165
     Allocation Sub-Account       2017   234,041,870    13.06 - 14.39  3,260,338,788
                                  2016   252,960,506    11.77 - 12.78  3,143,878,353
                                  2015   263,678,991    11.63 - 12.45  3,205,371,897
                                  2014   275,344,937    11.84 - 12.49  3,373,491,338

  BHFTI American Funds(R)         2018   203,079,308    13.35 - 15.59  2,963,267,735
     Balanced Allocation          2017   220,323,596    14.29 - 16.44  3,411,543,507
     Sub-Account                  2016   234,371,003    12.52 - 14.20  3,152,567,972
                                  2015   246,263,553    11.89 - 13.29  3,117,922,583
                                  2014   264,143,945    12.26 - 13.41  3,417,834,574

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Alger Small Cap Growth          2018         --        1.25 - 1.40           0.02 - 0.17
     Sub-Account                  2017         --        1.25 - 1.40         26.95 - 27.14
                                  2016         --        1.25 - 1.40           4.76 - 4.92
                                  2015         --        1.25 - 1.40       (4.66) - (4.52)
                                  2014         --        1.25 - 1.40       (0.96) - (0.81)

  American Funds(R) Bond          2018       2.35        0.95 - 1.90       (2.66) - (1.66)
     Sub-Account                  2017       1.93        0.95 - 1.90           1.45 - 2.69
                                  2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                  2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                  2014       1.94        0.95 - 1.90           3.30 - 4.28

  American Funds(R) Global        2018       0.65        0.90 - 2.30      (11.12) - (9.86)
     Growth Sub-Account           2017       0.64        0.90 - 2.30         28.49 - 30.30
                                  2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                  2015       0.99        0.90 - 2.30           4.51 - 5.98
                                  2014       1.16        0.90 - 2.30         (0.01) - 1.40

  American Funds(R) Global Small  2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Capitalization Sub-Account   2017       0.43        0.89 - 1.90         23.39 - 24.78
                                  2016       0.25        0.89 - 1.90           0.18 - 2.23
                                  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                  2014       0.12        0.89 - 1.90           0.20 - 1.67

  American Funds(R) Growth        2018       0.41        0.89 - 2.30       (2.53) - (1.14)
     Sub-Account                  2017       0.49        0.89 - 2.30         25.38 - 27.16
                                  2016       0.76        0.89 - 2.30           7.00 - 8.52
                                  2015       0.58        0.89 - 2.30           4.43 - 5.91
                                  2014       0.77        0.89 - 2.30           6.04 - 7.55

  American Funds(R)               2018       1.36        0.89 - 2.30       (4.03) - (2.66)
     Growth-Income Sub-Account    2017       1.38        0.89 - 2.30         19.61 - 21.30
                                  2016       1.47        0.89 - 2.30          6.81 - 10.53
                                  2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                  2014       1.27        0.89 - 2.30           8.12 - 9.65

  BHFTI AB Global Dynamic         2018       1.66        0.90 - 2.35       (9.14) - (7.81)
     Allocation Sub-Account       2017       1.48        0.90 - 2.35         10.99 - 12.60
                                  2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                  2015       3.28        0.90 - 2.35       (1.76) - (0.32)
                                  2014       1.94        0.90 - 2.35           0.77 - 6.39

  BHFTI American Funds(R)         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Balanced Allocation          2017       1.49        0.90 - 2.35         14.15 - 15.81
     Sub-Account                  2016       1.62        0.90 - 2.35           2.90 - 6.84
                                  2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                  2014       1.27        1.00 - 2.35         (0.35) - 4.99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTI American Funds(R) Growth  2018   113,490,991    13.84 - 16.16  1,707,533,593
     Allocation Sub-Account       2017   122,012,392    15.03 - 17.30  1,978,846,627
                                  2016   128,517,470    12.68 - 14.39  1,744,990,829
                                  2015   137,469,623    11.92 - 13.12  1,740,439,216
                                  2014   142,940,560    12.29 - 13.37  1,852,260,667

  BHFTI American Funds(R) Growth  2018    72,677,305     1.92 - 20.08    701,041,738
     Growth Sub-Account           2017    73,869,010     1.96 - 20.37    747,840,737
                                  2016    77,428,972     1.55 - 16.08    654,182,440
                                  2015    77,730,599     1.44 - 14.88    640,713,098
                                  2014    71,860,704     1.37 - 13.78    648,671,484

  BHFTI American Funds(R)         2018   101,025,606    12.69 - 14.82  1,402,819,681
     Moderate Allocation          2017   111,929,949    13.45 - 15.48  1,633,368,044
     Sub-Account                  2016   121,315,385    12.19 - 13.83  1,590,453,756
                                  2015   126,162,585    11.66 - 13.04  1,567,578,863
                                  2014   137,310,606    12.03 - 13.16  1,744,157,123

  BHFTI AQR Global Risk           2018   182,066,578     9.61 - 11.07  1,970,551,063
     Balanced Sub-Account         2017   202,498,724    10.43 - 11.96  2,373,211,858
                                  2016   221,364,216     9.79 - 11.01  2,395,534,199
                                  2015   241,508,750     9.10 - 10.21  2,431,541,679
                                  2014   265,908,083    10.20 - 11.40  3,001,302,195

  BHFTI BlackRock Global          2018   353,756,093    11.28 - 12.61  4,296,443,283
     Tactical Strategies          2017   388,316,355    12.44 - 13.71  5,151,909,115
     Sub-Account                  2016   421,174,334    11.24 - 12.21  4,999,248,698
                                  2015   445,213,023    11.02 - 11.80  5,128,182,508
                                  2014   463,962,556    11.30 - 11.92  5,423,637,032

  BHFTI BlackRock High Yield      2018     8,357,441    16.49 - 32.01    223,555,426
     Sub-Account                  2017     8,401,774    17.21 - 33.25    232,649,098
                                  2016     8,860,074    16.19 - 31.14    231,879,405
                                  2015     9,031,674    14.40 - 27.56    210,920,401
                                  2014     9,596,910    15.21 - 28.99    238,215,887

  BHFTI Brighthouse Asset         2018    27,764,232    16.03 - 19.68    494,626,348
     Allocation 100 Sub-Account   2017    30,589,042    18.25 - 22.08    615,557,354
                                  2016    33,538,308    15.19 - 18.13    557,780,998
                                  2015    37,143,227    14.27 - 16.78    575,818,048
                                  2014    39,915,870    14.91 - 17.28    641,574,794

  BHFTI Brighthouse Balanced      2018   503,167,035    12.78 - 14.28  6,920,717,677
     Plus Sub-Account             2017   528,210,748    14.12 - 15.56  7,952,160,029
                                  2016   536,906,397    12.22 - 13.27  6,925,324,483
                                  2015   552,214,291    11.54 - 12.35  6,663,424,002
                                  2014   569,859,186    12.32 - 13.00  7,268,454,132

  BHFTI Brighthouse Small Cap     2018     7,365,900    23.25 - 30.57    192,491,868
     Value Sub-Account            2017     8,335,979    28.09 - 36.28    261,043,042
                                  2016     9,362,462    25.74 - 32.69    266,605,506
                                  2015    10,725,811    20.08 - 25.07    236,287,986
                                  2014    12,299,087    21.73 - 26.68    291,013,900



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Allocation Sub-Account       2017       1.24        0.90 - 2.35         18.54 - 20.26
                                  2016       1.30        0.90 - 2.35           6.43 - 7.98
                                  2015       1.31        1.10 - 2.35       (5.94) - (0.25)
                                  2014       1.03        1.10 - 2.35         (0.52) - 5.17

  BHFTI American Funds(R) Growth  2018       0.39        0.95 - 2.35       (2.82) - (0.54)
     Growth Sub-Account           2017       0.40        0.95 - 2.35         24.94 - 26.70
                                  2016       0.29        0.95 - 2.35           6.57 - 8.32
                                  2015       0.87        0.95 - 2.35           1.76 - 5.48
                                  2014       0.55        0.95 - 2.35           0.56 - 7.16

  BHFTI American Funds(R)         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Moderate Allocation          2017       1.76        0.90 - 2.35         10.35 - 11.96
     Sub-Account                  2016       1.91        0.90 - 2.35           2.00 - 6.05
                                  2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                  2014       1.46        1.00 - 2.35         (0.26) - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.90 - 2.35       (8.54) - (7.19)
     Balanced Sub-Account         2017       1.71        0.90 - 2.35           7.26 - 8.82
                                  2016         --        0.90 - 2.35           2.44 - 7.98
                                  2015       5.51        0.90 - 2.35     (11.67) - (10.38)
                                  2014         --        0.90 - 2.35         (3.48) - 3.07

  BHFTI BlackRock Global          2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Tactical Strategies          2017       0.67        0.90 - 2.35         10.68 - 12.30
     Sub-Account                  2016       1.45        0.90 - 2.35           0.63 - 3.50
                                  2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                  2014       1.12        0.90 - 2.35         (0.16) - 4.97

  BHFTI BlackRock High Yield      2018       4.89        0.90 - 2.35       (5.14) - (3.75)
     Sub-Account                  2017       5.44        0.90 - 2.35           5.26 - 6.80
                                  2016       6.73        0.90 - 2.35          7.19 - 12.96
                                  2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                                  2014       6.09        0.90 - 2.35         (1.88) - 2.37

  BHFTI Brighthouse Asset         2018       1.02        0.90 - 2.35     (12.17) - (10.88)
     Allocation 100 Sub-Account   2017       1.24        0.90 - 2.35         20.09 - 21.84
                                  2016       2.26        0.90 - 2.35           5.06 - 8.00
                                  2015       1.29        0.90 - 2.35       (4.28) - (1.06)
                                  2014       0.71        0.90 - 2.35           0.05 - 4.15

  BHFTI Brighthouse Balanced      2018       1.67        0.90 - 2.35       (9.53) - (8.20)
     Plus Sub-Account             2017       1.55        0.90 - 2.35         15.59 - 17.27
                                  2016       2.86        0.90 - 2.35           2.21 - 7.39
                                  2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                  2014       1.75        0.90 - 2.35           0.70 - 8.67

  BHFTI Brighthouse Small Cap     2018       1.05        0.89 - 2.35     (17.21) - (15.73)
     Value Sub-Account            2017       0.91        0.89 - 2.35          9.11 - 10.99
                                  2016       1.06        0.89 - 2.35         28.21 - 30.39
                                  2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                  2014       0.04        0.89 - 2.35         (0.65) - 1.06



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen          2018    35,052,942     9.05 - 10.98     352,166,192
     Emerging Markets Equity          2017    35,923,134    10.80 - 13.09     427,076,715
     Sub-Account                      2016    39,351,974     8.62 - 10.44     370,235,661
                                      2015    42,624,617      7.91 - 9.58     365,167,198
                                      2014    42,182,331     9.40 - 11.38     425,619,386

  BHFTI Brighthouse/Artisan           2018        30,041      9.53 - 9.85         292,278
     International Sub-Account        2017        28,148    10.88 - 11.16         310,982
     (Commenced 11/19/2014 and        2016        27,485      8.41 - 8.57         233,690
     began transactions in 2015)      2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton             2018     6,426,630    10.86 - 12.32      74,905,336
     Vance Floating Rate              2017     5,324,129    11.09 - 12.39      62,558,849
     Sub-Account                      2016     5,632,610    10.95 - 12.06      64,827,675
                                      2015     5,985,329    10.26 - 11.01      64,028,918
                                      2014     6,743,439    10.59 - 11.23      73,909,210

  BHFTI Brighthouse/Franklin          2018    14,147,915     9.23 - 10.24     137,799,742
     Low Duration Total Return        2017    15,198,406     9.34 - 10.29     149,708,177
     Sub-Account                      2016    14,680,889     9.44 - 10.25     144,974,836
                                      2015    16,246,958     9.37 - 10.03     157,983,094
                                      2014    17,421,682     9.65 - 10.18     173,124,917

  BHFTI Brighthouse/Templeton         2018     2,637,613    11.66 - 12.97      32,416,554
     International Bond               2017     3,032,605    11.78 - 12.96      37,465,324
     Sub-Account                      2016     3,153,303    11.87 - 13.07      39,493,620
                                      2015     3,361,116    12.07 - 13.08      42,349,271
                                      2014     3,537,497    12.87 - 13.66      47,183,875

  BHFTI                               2018       754,715    16.04 - 20.73      13,723,171
     Brighthouse/Wellington Large     2017       825,196    17.51 - 22.35      16,261,679
     Cap Research Sub-Account         2016       931,137    14.70 - 18.51      15,301,423
                                      2015     1,013,512    13.89 - 17.26      15,616,983
                                      2014     1,151,671    13.60 - 16.68      17,260,395

  BHFTI Clarion Global Real           2018    12,065,705    15.57 - 70.00     219,199,553
     Estate Sub-Account               2017    13,335,708    17.45 - 77.36     269,483,256
                                      2016    14,214,001    16.13 - 70.52     263,186,597
                                      2015    15,477,002    16.37 - 70.58     288,549,595
                                      2014    17,245,897    17.00 - 72.26     330,178,643

  BHFTI ClearBridge                   2018    23,583,660   13.06 - 220.81     367,812,591
     Aggressive Growth                2017    27,853,512   14.25 - 240.67     473,171,845
     Sub-Account                      2016    31,716,282   12.20 - 205.91     461,921,010
                                      2015    35,697,833   12.04 - 203.07     513,586,109
                                      2014    38,472,258   12.71 - 214.41     586,572,505

  BHFTI Fidelity Institutional Asset  2018    47,610,656    10.02 - 11.20     513,955,358
     Management(R) Government         2017    52,602,412    10.26 - 11.31     576,103,640
     Income Sub-Account               2016    59,975,014    10.24 - 11.12     648,755,946
                                      2015    60,149,269    10.35 - 11.07     651,039,693
                                      2014    62,286,953    10.55 - 11.13     680,446,278



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.60        0.90 - 2.35     (16.19) - (14.95)
     Emerging Markets Equity          2017       1.09        0.90 - 2.35         25.36 - 27.18
     Sub-Account                      2016       0.97        0.90 - 2.35        (0.57) - 10.50
                                      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                      2014       0.84        0.90 - 2.35       (8.69) - (4.92)

  BHFTI Brighthouse/Artisan           2018       1.31        0.90 - 1.60     (12.33) - (11.71)
     International Sub-Account        2017       1.14        0.90 - 1.60         29.26 - 30.16
     (Commenced 11/19/2014 and        2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     began transactions in 2015)      2015       0.60        0.90 - 1.60       (9.11) - (4.55)

  BHFTI Brighthouse/Eaton             2018       3.45        0.90 - 2.35       (2.03) - (0.59)
     Vance Floating Rate              2017       3.80        0.90 - 2.35           1.28 - 2.75
     Sub-Account                      2016       4.01        0.90 - 2.35           6.73 - 8.29
                                      2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                      2014       3.65        1.10 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin          2018       1.79        0.90 - 2.25       (1.81) - (0.47)
     Low Duration Total Return        2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Sub-Account                      2016       2.90        0.90 - 2.35           0.74 - 2.21
                                      2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                      2014       2.15        0.90 - 2.35         (1.29) - 0.15

  BHFTI Brighthouse/Templeton         2018         --        0.95 - 2.05         (1.06) - 0.04
     International Bond               2017         --        0.95 - 2.05       (1.89) - (0.80)
     Sub-Account                      2016         --        0.95 - 2.20       (1.32) - (0.08)
                                      2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                      2014       4.63        1.10 - 2.15       (2.28) - (0.17)

  BHFTI                               2018       0.88        0.90 - 2.30       (8.44) - (7.24)
     Brighthouse/Wellington Large     2017       0.95        0.90 - 2.30         19.17 - 20.75
     Cap Research Sub-Account         2016       2.26        0.90 - 2.30           5.83 - 7.22
                                      2015       0.78        0.90 - 2.30           2.08 - 3.48
                                      2014       0.80        0.90 - 2.30          1.80 - 12.40

  BHFTI Clarion Global Real           2018       5.96        0.90 - 2.35      (10.78) - (9.47)
     Estate Sub-Account               2017       3.44        0.90 - 2.35           8.18 - 9.76
                                      2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                      2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                      2014       1.03        0.90 - 2.35          1.03 - 12.25

  BHFTI ClearBridge                   2018       0.58        0.90 - 2.35       (9.23) - (7.90)
     Aggressive Growth                2017       0.72        0.90 - 2.35         15.67 - 17.35
     Sub-Account                      2016       0.40        0.90 - 2.35           0.30 - 1.76
                                      2015       0.23        0.90 - 2.35       (6.27) - (4.69)
                                      2014       0.11        0.90 - 2.35          1.60 - 17.83

  BHFTI Fidelity Institutional Asset  2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Management(R) Government         2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                      2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                      2014       2.60        0.90 - 2.35           0.96 - 6.59



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018    21,052,149    20.42 - 27.13     506,604,107
     International Sub-Account       2017    20,719,834    27.40 - 36.00     665,787,548
                                     2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252

  BHFTI Invesco Balanced-Risk        2018   765,263,861     1.07 - 11.82     895,562,846
     Allocation Sub-Account          2017   827,358,429     1.17 - 12.75   1,045,419,886
                                     2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445

  BHFTI Invesco Comstock             2018    29,425,080    15.96 - 26.72     594,306,823
     Sub-Account                     2017    32,917,318    18.60 - 30.71     772,000,432
                                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076

  BHFTI Invesco Small Cap            2018     9,018,510    27.06 - 35.66     277,369,783
     Growth Sub-Account              2017     9,589,654    30.46 - 39.44     328,908,162
                                     2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273

  BHFTI JPMorgan Core Bond           2018    28,609,283     9.85 - 11.23     313,000,009
     Sub-Account                     2017    30,860,383    10.01 - 11.38     342,738,205
                                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960

  BHFTI JPMorgan Global              2018   870,005,941     1.21 - 13.28   1,135,038,317
     Active Allocation Sub-Account   2017   828,047,798     1.33 - 14.44   1,175,046,012
                                     2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458

  BHFTI JPMorgan Small Cap           2018       940,191    18.49 - 21.68      18,754,326
     Value Sub-Account               2017     1,032,660    21.94 - 25.42      24,296,172
                                     2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500

  BHFTI Loomis Sayles Global         2018     7,006,931    17.81 - 21.27     138,105,130
     Markets Sub-Account             2017     7,449,959    19.27 - 22.83     157,610,283
                                     2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030

  BHFTI MetLife Multi-Index          2018   594,369,348     1.22 - 12.95     878,288,064
     Targeted Risk Sub-Account       2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341
                                     2014   281,516,918     1.19 - 12.18     421,513,955



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018       1.71        0.90 - 2.35     (25.75) - (24.66)
     International Sub-Account       2017       1.62        0.90 - 2.35         27.41 - 29.26
                                     2016       2.14        0.90 - 2.35           5.67 - 7.21
                                     2015       3.01        0.95 - 2.35       (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35         (7.98) - 0.25

  BHFTI Invesco Balanced-Risk        2018       1.17        0.90 - 2.35       (8.62) - (7.28)
     Allocation Sub-Account          2017       3.74        0.90 - 2.35           7.45 - 9.02
                                     2016       0.15        0.90 - 2.35          4.88 - 10.72
                                     2015       2.83        0.90 - 2.35       (6.43) - (0.67)
                                     2014         --        0.90 - 2.35           0.40 - 4.63

  BHFTI Invesco Comstock             2018       0.63        0.90 - 2.35     (14.21) - (12.95)
     Sub-Account                     2017       2.27        0.90 - 2.35         15.29 - 16.97
                                     2016       2.53        0.90 - 2.35         12.17 - 16.25
                                     2015       2.88        0.90 - 2.35       (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35           0.28 - 8.33

  BHFTI Invesco Small Cap            2018         --        0.89 - 2.35      (11.17) - (9.59)
     Growth Sub-Account              2017         --        0.89 - 2.35         22.43 - 24.50
                                     2016         --        0.89 - 2.35          8.71 - 10.73
                                     2015       0.01        0.89 - 2.35       (3.99) - (2.29)
                                     2014         --        0.89 - 2.35           1.89 - 7.22

  BHFTI JPMorgan Core Bond           2018       2.76        0.90 - 2.35       (2.31) - (0.88)
     Sub-Account                     2017       2.47        0.90 - 2.20           1.07 - 2.39
                                     2016       2.78        0.90 - 2.20           0.01 - 1.31
                                     2015       2.33        0.90 - 2.20       (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20           0.48 - 3.73

  BHFTI JPMorgan Global              2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Active Allocation Sub-Account   2017       2.52        0.90 - 2.35         13.96 - 15.61
                                     2016       2.12        0.90 - 2.35           0.12 - 1.98
                                     2015       2.71        0.90 - 2.35         (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35           0.35 - 6.02

  BHFTI JPMorgan Small Cap           2018       1.31        0.90 - 2.30     (15.73) - (14.68)
     Value Sub-Account               2017       1.32        0.90 - 2.30           1.27 - 2.39
                                     2016       1.84        0.90 - 2.30         27.88 - 29.34
                                     2015       1.35        0.90 - 2.30       (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30           2.28 - 3.89

  BHFTI Loomis Sayles Global         2018       1.84        0.95 - 2.35       (7.60) - (6.29)
     Markets Sub-Account             2017       1.39        0.90 - 2.35         20.12 - 21.87
                                     2016       1.67        0.90 - 2.35           1.78 - 3.84
                                     2015       1.59        0.95 - 2.35         (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35         (0.82) - 2.49

  BHFTI MetLife Multi-Index          2018       1.75        0.90 - 2.20       (9.22) - (8.02)
     Targeted Risk Sub-Account       2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018    13,932,370    13.70 - 19.07     217,709,174
     International Sub-Account       2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758
                                     2014    18,585,662    14.00 - 18.24     287,913,009

  BHFTI Morgan Stanley Mid           2018     9,448,933     3.57 - 32.70     222,695,855
     Cap Growth Sub-Account          2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412
                                     2014    12,928,550     2.79 - 25.03     240,528,688

  BHFTI Oppenheimer Global           2018     1,691,467    24.46 - 33.22      49,942,988
     Equity Sub-Account              2017     1,939,475    28.83 - 38.59      66,931,947
                                     2016     2,333,207    21.57 - 28.48      59,761,246
                                     2015     2,520,098    22.02 - 28.67      65,266,488
                                     2014     2,866,078    21.68 - 27.83      72,350,999

  BHFTI PanAgora Global              2018   106,655,491     1.03 - 10.94     117,135,727
     Diversified Risk Sub-Account    2017   128,771,774     1.14 - 11.97     154,256,858
     (Commenced 4/28/2014)           2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770
                                     2014     9,788,108     1.03 - 10.44      10,161,644

  BHFTI PIMCO Inflation              2018    40,080,372    12.34 - 15.49     557,952,618
     Protected Bond Sub-Account      2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757
                                     2014    50,751,209    13.20 - 15.63     732,596,404

  BHFTI PIMCO Total Return           2018    76,540,109    12.67 - 20.69   1,331,823,874
     Sub-Account                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561
                                     2014   103,504,587    12.40 - 19.84   1,787,038,026

  BHFTI Schroders Global             2018   679,440,347     1.19 - 13.04     867,708,307
     Multi-Asset Sub-Account         2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602
                                     2014   400,460,215     1.20 - 12.36     493,380,979

  BHFTI SSGA Growth and              2018    70,665,371    14.09 - 17.08   1,115,176,743
     Income ETF Sub-Account          2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450
                                     2014   101,616,119    13.79 - 15.77   1,513,705,632

  BHFTI SSGA Growth ETF              2018    24,904,386    14.17 - 17.18     392,931,024
     Sub-Account                     2017    28,040,270    15.90 - 18.99     492,240,056
                                     2016    30,512,706    13.61 - 16.02     454,752,008
                                     2015    32,991,663    13.03 - 15.12     467,274,058
                                     2014    34,092,389    13.66 - 15.62     501,804,705



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018       1.98        0.89 - 2.35     (16.01) - (14.57)
     International Sub-Account       2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)

  BHFTI Morgan Stanley Mid           2018         --        0.89 - 2.30           7.63 - 9.43
     Cap Growth Sub-Account          2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39

  BHFTI Oppenheimer Global           2018       0.99        0.90 - 2.30     (15.13) - (13.93)
     Equity Sub-Account              2017       0.90        0.90 - 2.30         33.64 - 35.51
                                     2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23

  BHFTI PanAgora Global              2018         --        0.90 - 2.20       (9.61) - (8.42)
     Diversified Risk Sub-Account    2017         --        0.90 - 2.20         10.15 - 11.59
     (Commenced 4/28/2014)           2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2018       1.59        0.90 - 2.35       (4.69) - (3.29)
     Protected Bond Sub-Account      2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97

  BHFTI PIMCO Total Return           2018       1.36        0.89 - 2.35       (2.56) - (0.86)
     Sub-Account                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56

  BHFTI Schroders Global             2018       1.69        0.90 - 2.35     (11.54) - (10.24)
     Multi-Asset Sub-Account         2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
                                     2014       1.32        0.90 - 2.35           0.43 - 6.77

  BHFTI SSGA Growth and              2018       2.32        0.90 - 2.35       (8.70) - (7.36)
     Income ETF Sub-Account          2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                     2014       2.24        0.90 - 2.35         (0.03) - 4.86

  BHFTI SSGA Growth ETF              2018       2.03        0.90 - 2.35      (10.88) - (9.57)
     Sub-Account                     2017       2.10        0.90 - 2.35         16.87 - 18.57
                                     2016       2.14        0.90 - 2.35           4.40 - 5.92
                                     2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                     2014       1.88        0.90 - 2.35         (0.05) - 4.43



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI T. Rowe Price Large    2018     9,073,593   44.13 - 167.68     635,360,934
     Cap Value Sub-Account     2017    10,083,649   49.66 - 185.82     785,052,972
                               2016    11,082,070   43.41 - 159.87     747,778,790
                               2015    12,150,155   38.27 - 138.81     715,850,738
                               2014    13,521,347   40.58 - 144.85     838,816,422

  BHFTI T. Rowe Price Mid Cap  2018    19,662,128    18.99 - 23.33     425,595,931
     Growth Sub-Account        2017    22,282,585    19.87 - 23.52     500,453,764
                               2016    25,320,043    16.30 - 19.10     462,783,968
                               2015    27,786,712    15.70 - 18.22     485,654,167
                               2014    32,310,271    15.06 - 17.30     537,586,208

  BHFTI TCW Core Fixed Income  2018        30,719     9.86 - 10.12         305,946
     Sub-Account               2017        34,566    10.02 - 10.21         348,809
     (Commenced 5/1/2015)      2016        29,430     9.90 - 10.02         292,738
                               2015         7,421      9.84 - 9.87          73,169

  BHFTI Victory Sycamore Mid   2018     5,527,899     1.78 - 41.61     201,225,901
     Cap Value Sub-Account     2017     6,509,324     2.00 - 46.73     267,404,967
                               2016     7,068,224     1.84 - 43.07     268,931,465
                               2015     7,308,379     1.61 - 37.62     244,281,850
                               2014     6,927,870    17.85 - 41.71     258,407,609

  BHFTI Wells Capital          2018     5,031,010    19.83 - 24.53     111,542,477
     Management Mid Cap Value  2017     5,092,444    23.42 - 28.55     132,288,989
     Sub-Account               2016     5,715,456    21.64 - 26.00     136,116,482
                               2015     6,513,771    19.57 - 23.18     139,196,313
                               2014     7,477,599    22.05 - 25.19     178,512,669

  BHFTII Baillie Gifford       2018    18,628,820     4.72 - 16.05     196,377,713
     International Stock       2017    19,385,638     5.77 - 19.59     250,476,859
     Sub-Account               2016    22,804,816     4.33 - 14.68     221,819,744
                               2015    24,846,295     4.17 - 14.13     233,411,516
                               2014    27,573,117     4.31 - 14.37     269,502,431

  BHFTII BlackRock Bond        2018     1,262,721    45.72 - 79.37      74,443,334
     Income Sub-Account        2017     1,210,717    47.04 - 80.37      72,493,090
                               2016     1,269,349    46.30 - 77.89      74,475,330
                               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045

  BHFTII BlackRock Capital     2018    12,135,301     0.95 - 73.87      26,500,659
     Appreciation Sub-Account  2017       510,906    22.58 - 72.77      16,273,783
                               2016       584,767    17.21 - 54.82      14,098,982
                               2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428

  BHFTII BlackRock             2018    28,914,668     2.28 - 25.31     290,964,126
     Ultra-Short Term Bond     2017    28,762,874     2.27 - 25.15     293,895,134
     Sub-Account               2016    33,915,071     2.28 - 25.22     343,711,226
                               2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large    2018       1.84        0.89 - 2.35      (11.28) - (9.76)
     Cap Value Sub-Account     2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48
                               2014       1.18        0.89 - 2.35          1.20 - 12.56

  BHFTI T. Rowe Price Mid Cap  2018         --        1.15 - 2.35       (4.48) - (1.94)
     Growth Sub-Account        2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30
                               2014         --        1.30 - 2.35         10.16 - 11.32

  BHFTI TCW Core Fixed Income  2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     Sub-Account               2017       1.56        0.90 - 1.60           1.19 - 1.90
     (Commenced 5/1/2015)      2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2018       0.57        0.90 - 2.35     (12.25) - (10.96)
     Cap Value Sub-Account     2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)
                               2014       0.33        0.90 - 2.35           1.20 - 8.70

  BHFTI Wells Capital          2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Management Mid Cap Value  2017       1.06        0.90 - 2.35           8.22 - 9.80
     Sub-Account               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)
                               2014       0.54        1.10 - 2.35          2.29 - 11.77

  BHFTII Baillie Gifford       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     International Stock       2017       1.00        1.10 - 2.25         31.90 - 33.42
     Sub-Account               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)
                               2014       1.26        1.30 - 2.25       (5.49) - (1.36)

  BHFTII BlackRock Bond        2018       3.17        0.89 - 2.30         (2.79) - 0.93
     Income Sub-Account        2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30           0.85 - 6.14

  BHFTII BlackRock Capital     2018       0.09        0.89 - 2.30         (4.75) - 1.51
     Appreciation Sub-Account  2017       0.09        0.89 - 2.30         30.89 - 32.75
                               2016         --        0.89 - 2.30       (2.19) - (0.80)
                               2015         --        0.89 - 2.30           0.83 - 5.34
                               2014       0.06        0.89 - 2.30           0.94 - 7.93

  BHFTII BlackRock             2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Ultra-Short Term Bond     2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Sub-Account               2016         --        0.90 - 2.35       (2.21) - (0.75)
                               2015         --        0.90 - 2.35       (2.32) - (0.27)
                               2014         --        0.90 - 2.35       (2.32) - (0.13)



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018     7,342,533    13.11 - 15.66     104,881,125
     Allocation 20 Sub-Account    2017     6,959,208    13.76 - 16.22     103,669,768
                                  2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543

  BHFTII Brighthouse Asset        2018   202,906,702    13.57 - 16.83   3,095,758,853
     Allocation 40 Sub-Account    2017   233,277,672    14.53 - 17.77   3,782,892,946
                                  2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808

  BHFTII Brighthouse Asset        2018   329,067,375    14.86 - 21.42   5,413,952,175
     Allocation 60 Sub-Account    2017   369,390,513    16.19 - 23.09   6,576,710,655
                                  2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156

  BHFTII Brighthouse Asset        2018   289,237,581    15.24 - 22.79   4,888,889,937
     Allocation 80 Sub-Account    2017   320,858,282    16.97 - 25.11   5,997,031,325
                                  2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347

  BHFTII Brighthouse/Artisan      2018     6,972,807    19.02 - 58.50     154,625,972
     Mid Cap Value Sub-Account    2017     7,979,852    22.49 - 68.00     207,336,567
                                  2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523

  BHFTII                          2018     2,801,946    19.18 - 22.11      57,864,977
     Brighthouse/Dimensional      2017     2,741,436    24.71 - 28.09      72,337,511
     International Small Company  2016     2,814,983    19.38 - 21.73      57,869,934
     Sub-Account                  2015     3,198,853    18.74 - 20.72      63,108,799
                                  2014     3,070,324    18.13 - 19.77      58,174,088

  BHFTII                          2018    22,089,432     6.76 - 72.71     689,411,811
     Brighthouse/Wellington Core  2017    26,398,229     6.84 - 73.43     831,306,119
     Equity Opportunities         2016    29,665,645     5.82 - 62.22     787,903,717
     Sub-Account                  2015    26,356,637    17.28 - 58.48     527,700,755
                                  2014    30,718,018    17.28 - 57.62     609,015,113

  BHFTII Frontier Mid Cap         2018     2,592,967    20.42 - 86.47      59,173,615
     Growth Sub-Account           2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538

  BHFTII Jennison Growth          2018    16,632,803     6.11 - 31.20     453,769,065
     Sub-Account                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018       2.15        0.90 - 2.20       (4.74) - (3.49)
     Allocation 20 Sub-Account    2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02

  BHFTII Brighthouse Asset        2018       1.99        0.90 - 2.35       (6.63) - (5.26)
     Allocation 40 Sub-Account    2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47

  BHFTII Brighthouse Asset        2018       1.64        0.90 - 2.35       (8.32) - (6.97)
     Allocation 60 Sub-Account    2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93

  BHFTII Brighthouse Asset        2018       1.31        0.90 - 2.35      (10.26) - (8.94)
     Allocation 80 Sub-Account    2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53

  BHFTII Brighthouse/Artisan      2018       0.39        0.89 - 2.35     (15.44) - (11.05)
     Mid Cap Value Sub-Account    2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02

  BHFTII                          2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     Brighthouse/Dimensional      2017       1.97        0.90 - 2.30         27.49 - 29.28
     International Small Company  2016       1.92        0.90 - 2.30           3.42 - 4.88
     Sub-Account                  2015       1.67        0.90 - 2.30           0.83 - 4.81
                                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)

  BHFTII                          2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Brighthouse/Wellington Core  2017       1.46        0.89 - 2.35         16.17 - 18.02
     Equity Opportunities         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Sub-Account                  2015       1.65        0.89 - 2.35         (0.11) - 4.18
                                  2014       0.59        0.89 - 2.35           1.34 - 9.65

  BHFTII Frontier Mid Cap         2018         --        1.15 - 2.35       (8.10) - (3.60)
     Growth Sub-Account           2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28
                                  2014         --        1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018       0.12        0.90 - 2.35       (2.22) - (0.79)
     Sub-Account                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55
                                  2014       0.04        0.90 - 2.35         (0.16) - 7.81



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018       208,357    50.91 - 68.47      12,183,847
     Cap Core Sub-Account         2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471

  BHFTII Loomis Sayles Small      2018        12,889    21.94 - 24.39         299,873
     Cap Growth Sub-Account       2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433

  BHFTII MetLife Aggregate        2018    20,516,851     1.80 - 19.50     294,247,365
     Bond Index Sub-Account       2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999

  BHFTII MetLife Mid Cap          2018     4,807,176     3.28 - 35.71     136,815,747
     Stock Index Sub-Account      2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872

  BHFTII MetLife MSCI EAFE(R)     2018     8,638,406     1.53 - 16.86     104,406,755
     Index Sub-Account            2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288

  BHFTII MetLife Russell 2000(R)  2018     4,827,070     3.20 - 35.70     134,269,548
     Index Sub-Account            2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146

  BHFTII MetLife Stock Index      2018    21,350,722     8.76 - 98.47     561,844,816
     Sub-Account                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934
                                  2014    28,264,874     7.03 - 77.90     610,830,233

  BHFTII MFS(R) Total Return      2018       547,628    51.32 - 85.49      35,831,790
     Sub-Account                  2017       607,860    55.73 - 91.35      42,885,568
                                  2016       645,393    50.82 - 81.96      41,309,025
                                  2015       710,775    47.72 - 75.73      42,319,194
                                  2014       756,067    49.00 - 76.52      45,817,455

  BHFTII MFS(R) Value             2018     9,345,345    14.28 - 30.25     247,115,760
     Sub-Account                  2017    10,064,425    16.28 - 34.01     301,209,781
                                  2016    11,015,597    14.16 - 29.18     284,625,248
                                  2015    10,866,190    12.69 - 25.81     249,890,569
                                  2014    10,916,908    13.03 - 26.14     255,401,966



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018         --        1.10 - 2.30     (13.33) - (12.27)
     Cap Core Sub-Account         2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)
                                  2014         --        1.20 - 2.30           1.15 - 2.27

  BHFTII Loomis Sayles Small      2018         --        0.90 - 1.50       (1.22) - (0.62)
     Cap Growth Sub-Account       2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52
                                  2014         --        0.90 - 1.50         (0.57) - 0.03

  BHFTII MetLife Aggregate        2018       2.82        0.89 - 2.25       (2.72) - (1.06)
     Bond Index Sub-Account       2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)
                                  2014       2.62        0.89 - 2.35           0.54 - 4.87

  BHFTII MetLife Mid Cap          2018       1.05        0.89 - 2.35     (13.63) - (11.95)
     Stock Index Sub-Account      2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52

  BHFTII MetLife MSCI EAFE(R)     2018       2.81        0.89 - 2.25     (16.05) - (14.68)
     Index Sub-Account            2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                                  2014       2.43        0.89 - 2.25       (8.42) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018       0.88        0.89 - 2.35     (13.28) - (11.76)
     Index Sub-Account            2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                                  2014       0.96        0.89 - 2.35           2.30 - 4.11

  BHFTII MetLife Stock Index      2018       1.62        0.89 - 2.90       (7.43) - (2.52)
     Sub-Account                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                  2014       1.51        0.89 - 2.90          0.87 - 12.36

  BHFTII MFS(R) Total Return      2018       2.15        0.89 - 2.30       (7.92) - (6.41)
     Sub-Account                  2017       2.39        0.89 - 2.30          9.68 - 11.45
                                  2016       2.77        0.89 - 2.30           6.50 - 8.23
                                  2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                  2014       2.25        0.89 - 2.30           5.95 - 7.68

  BHFTII MFS(R) Value             2018       1.31        0.89 - 2.35     (12.34) - (10.85)
     Sub-Account                  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                  2016       2.08        0.89 - 2.35         11.45 - 13.38
                                  2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                  2014       1.57        0.89 - 2.35           1.99 - 9.83



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Neuberger Berman        2018     4,313,161    21.08 - 34.16     109,306,453
     Genesis Sub-Account         2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869
                                 2014     7,109,782    18.11 - 27.46     150,104,225

  BHFTII T. Rowe Price Large     2018    16,833,803    11.33 - 79.82     259,939,693
     Cap Growth Sub-Account      2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817
                                 2014    15,015,374     8.02 - 57.25     166,959,337

  BHFTII T. Rowe Price Small     2018       312,692    32.46 - 48.17      12,116,876
     Cap Growth Sub-Account      2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560
                                 2014       321,073    27.11 - 37.87       9,976,420

  BHFTII VanEck Global           2018     6,884,892      8.17 - 9.10      59,956,248
     Natural Resources           2017     7,083,667    11.74 - 12.93      88,061,334
     Sub-Account                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874
                                 2014     6,586,665    13.05 - 13.93      89,288,128

  BHFTII Western Asset           2018    29,089,667    24.90 - 37.54     937,917,920
     Management Strategic Bond   2017    31,331,458    26.57 - 39.37   1,066,892,358
     Opportunities Sub-Account   2016    32,852,094    25.20 - 36.70   1,050,068,498
     (Commenced 11/19/2014)      2015         6,545    27.92 - 31.04         195,310
                                 2014           398            32.02          12,743

  BHFTII Western Asset           2018    12,864,119    14.12 - 20.05     226,871,420
     Management U.S. Government  2017    13,730,177    14.36 - 20.09     244,111,008
     Sub-Account                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667
                                 2014    15,346,536    14.95 - 19.83     276,085,662

  BlackRock Global Allocation    2018       327,579    19.51 - 22.69       6,984,006
     V.I. Sub-Account            2017       128,262    22.44 - 24.78       2,999,343
     (Commenced 11/19/2014)      2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871
                                 2014           402            21.30           8,557

  DWS CROCI(R) International     2018     1,189,127      6.59 - 8.07       9,594,320
     VIP Sub-Account             2017     1,302,718      7.77 - 9.56      12,446,509
                                 2016     1,416,905      6.42 - 7.94      11,250,311
                                 2015     1,563,760      7.92 - 7.99      12,496,599
                                 2014     1,732,959      8.50 - 8.57      14,851,303

  Federated High Income Bond     2018           168            11.39           1,915
     Sub-Account                 2017           168            11.94           2,008
                                 2016         2,435            11.32          27,574
                                 2015         2,503            10.00          25,030
                                 2014         2,534            10.41          26,376



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Neuberger Berman        2018       0.12        0.89 - 2.35       (9.16) - (7.54)
     Genesis Sub-Account         2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                 2014       0.22        0.89 - 2.35         (2.62) - 0.40

  BHFTII T. Rowe Price Large     2018       0.21        0.89 - 2.35       (3.46) - (1.82)
     Cap Growth Sub-Account      2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80
                                 2014         --        0.89 - 2.35        (0.04) - 13.92

  BHFTII T. Rowe Price Small     2018       0.05        0.89 - 2.15       (8.78) - (7.38)
     Cap Growth Sub-Account      2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                 2014       0.01        0.89 - 2.15           2.47 - 5.96

  BHFTII VanEck Global           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Natural Resources           2017         --        1.10 - 2.15       (2.85) - (1.82)
     Sub-Account                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                 2014       0.27        1.10 - 2.15     (20.55) - (11.40)

  BHFTII Western Asset           2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Management Strategic Bond   2017       3.85        0.89 - 2.35           5.43 - 7.27
     Opportunities Sub-Account   2016       2.28        0.89 - 2.35           3.36 - 7.33
     (Commenced 11/19/2014)      2015       3.26        1.10 - 1.60       (3.56) - (2.23)
                                 2014         --               1.10                (0.65)

  BHFTII Western Asset           2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Management U.S. Government  2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Sub-Account                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                 2014       1.68        0.95 - 2.35           0.17 - 1.58

  BlackRock Global Allocation    2018       1.44        0.90 - 1.90       (9.05) - (7.53)
     V.I. Sub-Account            2017       1.29        0.90 - 1.60         11.91 - 12.69
     (Commenced 11/19/2014)      2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                 2014       2.13               1.10                (0.45)

  DWS CROCI(R) International     2018       1.06        0.89 - 1.40     (15.59) - (15.16)
     VIP Sub-Account             2017       7.00        0.89 - 1.40         20.27 - 20.89
                                 2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                 2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)

  Federated High Income Bond     2018       7.96               1.40                (4.64)
     Sub-Account                 2017      22.71               1.40                  5.46
                                 2016       6.17               1.40                 13.22
                                 2015       5.62               1.40                (3.93)
                                 2014       5.88               1.40                  1.26



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Federated Kaufman              2018         5,211            11.57          60,276
     Sub-Account                 2017         5,219            11.30          58,964
                                 2016         5,331             8.93          47,589
                                 2015         5,491             8.73          47,958
                                 2014         5,676             8.33          47,253

  Fidelity(R) VIP Asset Manager  2018     3,584,269    16.41 - 17.71      59,276,315
     Sub-Account                 2017     4,080,387    17.58 - 18.88      72,267,994
                                 2016     4,493,375    15.61 - 16.70      70,694,332
                                 2015     4,920,853    15.35 - 16.34      76,132,122
                                 2014     5,426,360    15.54 - 16.47      84,977,763

  Fidelity(R) VIP Contrafund     2018    18,483,447     7.22 - 84.79     516,822,732
     Sub-Account                 2017    20,143,633     7.85 - 91.54     625,750,850
                                 2016    21,259,478     6.55 - 75.90     573,685,439
                                 2015    21,653,047     6.17 - 71.00     581,923,231
                                 2014    20,382,633     6.24 - 71.28     631,948,733

  Fidelity(R) VIP Equity-Income  2018       188,322            20.74       3,905,060
     Sub-Account                 2017       216,963            22.93       4,975,328
                                 2016       230,181            20.60       4,741,279
                                 2015       280,187            17.70       4,959,137
                                 2014       303,711            18.69       5,676,328

  Fidelity(R) VIP FundsManager   2018   275,172,032    13.67 - 13.93   3,795,963,053
     50% Sub-Account             2017   316,884,820    14.72 - 14.98   4,703,906,420
                                 2016   339,562,460    13.13 - 13.34   4,491,693,357
                                 2015   340,402,591    12.86 - 13.05   4,406,702,675
                                 2014   268,426,412    13.11 - 13.28   3,538,458,593

  Fidelity(R) VIP FundsManager   2018   161,436,447    13.20 - 13.42   2,146,738,120
     60% Sub-Account             2017   191,801,626    14.40 - 14.62   2,781,261,557
                                 2016   250,989,708    12.56 - 12.74   3,173,600,531
                                 2015   299,646,067    12.24 - 12.39   3,688,709,449
                                 2014   319,425,019    12.44 - 12.58   3,994,437,491

  Fidelity(R) VIP Government     2018     2,554,414      6.74 - 7.62      17,486,552
     Money Market Sub-Account    2017     2,578,960     6.72 - 10.03      17,602,157
                                 2016     2,758,925     6.77 - 10.16      18,955,221
                                 2015     5,764,747     6.85 - 10.34      49,654,013
                                 2014     5,894,288     6.95 - 10.53      50,947,648

  Fidelity(R) VIP Growth         2018     5,216,221    30.39 - 32.69     160,226,256
     Sub-Account                 2017     5,678,425    30.88 - 33.04     177,086,628
                                 2016     6,179,280    23.17 - 24.67     144,530,563
                                 2015     6,842,558    23.31 - 24.69     160,925,919
                                 2014     7,538,876    22.06 - 23.24     167,673,930

  Fidelity(R) VIP Index 500      2018     1,773,192    31.52 - 33.96      55,902,972
     Sub-Account                 2017     1,974,819    33.45 - 35.88      66,077,861
                                 2016     2,222,100    27.86 - 29.74      61,915,726
                                 2015     2,464,560    25.24 - 26.83      62,224,177
                                 2014     2,778,454    25.25 - 26.71      70,165,982



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Federated Kaufman              2018         --               1.40                 2.39
     Sub-Account                 2017         --               1.40                26.55
                                 2016         --               1.40                 2.22
                                 2015         --               1.40                 4.90
                                 2014         --               1.40                 8.19

  Fidelity(R) VIP Asset Manager  2018       1.62        0.89 - 1.40      (6.67) - (6.19)
     Sub-Account                 2017       1.84        0.89 - 1.40        12.52 - 13.10
                                 2016       1.45        0.89 - 1.40          1.64 - 2.16
                                 2015       1.53        0.89 - 1.40      (1.25) - (0.75)
                                 2014       1.47        0.89 - 1.40          4.36 - 4.90

  Fidelity(R) VIP Contrafund     2018       0.60        0.89 - 2.25      (8.58) - (7.21)
     Sub-Account                 2017       0.91        0.89 - 2.25        19.06 - 20.80
                                 2016       0.74        0.89 - 2.25          5.15 - 7.05
                                 2015       0.94        0.89 - 2.25      (1.68) - (0.22)
                                 2014       0.89        0.89 - 2.25         9.33 - 10.95

  Fidelity(R) VIP Equity-Income  2018       2.21               1.40               (9.57)
     Sub-Account                 2017       1.70               1.40                11.33
                                 2016       2.16               1.40                16.38
                                 2015       3.11               1.40               (5.30)
                                 2014       2.75               1.40                 7.21

  Fidelity(R) VIP FundsManager   2018       1.34        1.90 - 2.05      (7.14) - (7.00)
     50% Sub-Account             2017       1.14        1.90 - 2.05        12.14 - 12.31
                                 2016       1.24        1.90 - 2.05          2.11 - 2.26
                                 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
                                 2014       1.45        1.90 - 2.05          2.96 - 3.12

  Fidelity(R) VIP FundsManager   2018       1.16        1.90 - 2.05      (8.35) - (8.21)
     60% Sub-Account             2017       0.99        1.90 - 2.05        14.62 - 14.79
                                 2016       1.14        1.90 - 2.05          2.66 - 2.82
                                 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
                                 2014       1.24        1.90 - 2.05          3.27 - 3.42

  Fidelity(R) VIP Government     2018       1.64        0.89 - 1.40          0.23 - 0.75
     Money Market Sub-Account    2017       0.67        0.89 - 2.05      (1.39) - (0.22)
                                 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                                 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
                                 2014       0.01        0.89 - 2.05      (2.02) - (0.88)

  Fidelity(R) VIP Growth         2018       0.24        0.89 - 1.40      (1.56) - (1.06)
     Sub-Account                 2017       0.22        0.89 - 1.40        33.26 - 33.94
                                 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                                 2015       0.25        0.89 - 1.40          5.68 - 6.23
                                 2014       0.18        0.89 - 1.40         9.75 - 10.31

  Fidelity(R) VIP Index 500      2018       1.82        0.89 - 1.35      (5.78) - (5.34)
     Sub-Account                 2017       1.77        0.89 - 1.35        20.09 - 20.64
                                 2016       1.44        0.89 - 1.35        10.36 - 10.87
                                 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                                 2014       1.59        0.89 - 1.35        12.05 - 12.56



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    ------------  ---------------  --------------
  Fidelity(R) VIP Mid Cap     2018     5,255,869    57.69 - 69.78     336,722,689
     Sub-Account              2017     5,822,703    68.99 - 82.66     444,177,834
                              2016     6,382,115    58.33 - 69.23     409,695,192
                              2015     6,898,177    53.12 - 62.44     401,284,587
                              2014     7,445,624    55.03 - 64.08     446,277,693

  Fidelity(R) VIP Overseas    2018       290,819    11.76 - 13.38       3,608,965
     Sub-Account              2017       307,530    13.96 - 15.91       4,543,644
                              2016       333,151    10.84 - 12.36       3,832,068
                              2015       376,022    11.55 - 13.19       4,615,792
                              2014       411,275    11.28 - 12.89       4,942,746

  FTVIPT Franklin Income VIP  2018     3,323,429    50.53 - 74.56     218,572,330
     Sub-Account              2017     3,717,519    54.01 - 78.66     259,462,703
                              2016     4,031,843    50.36 - 72.41     260,175,136
                              2015     4,415,184    45.17 - 64.11     253,302,116
                              2014     4,717,186    49.71 - 69.63     294,909,928

  FTVIPT Franklin Mutual      2018     3,418,001    27.65 - 34.13     105,943,384
     Shares VIP Sub-Account   2017     3,858,849    30.99 - 37.89     133,542,917
                              2016     4,164,982    29.15 - 35.30     134,905,092
                              2015     4,536,450    25.60 - 30.71     128,211,487
                              2014     5,080,687    27.45 - 32.61     153,109,223

  FTVIPT Franklin Small Cap   2018     6,690,072     1.59 - 36.86     104,045,294
     Value VIP Sub-Account    2017     7,335,249     1.85 - 42.86     131,376,313
                              2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556

  FTVIPT Templeton Foreign    2018     1,992,730    13.05 - 30.84      58,848,718
     VIP Sub-Account          2017     1,993,298    15.72 - 37.10      70,683,455
                              2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780

  FTVIPT Templeton Global     2018    10,293,632    17.46 - 20.70     196,643,947
     Bond VIP Sub-Account     2017    10,914,647    17.44 - 20.50     207,536,185
                              2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012

  Invesco V.I. American       2018           227             9.85           2,238
     Franchise Sub-Account    2017         1,440            10.37          14,923
                              2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107

  Invesco V.I. Core Equity    2018        16,354             6.73         110,127
     Sub-Account              2017        17,258             7.54         130,081
                              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap     2018       0.40        0.95 - 1.90     (16.39) - (15.58)
     Sub-Account              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03

  Fidelity(R) VIP Overseas    2018       1.54        1.15 - 1.40     (16.00) - (15.79)
     Sub-Account              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)

  FTVIPT Franklin Income VIP  2018       4.83        0.95 - 2.25       (6.45) - (5.21)
     Sub-Account              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63

  FTVIPT Franklin Mutual      2018       2.34        0.95 - 1.90      (10.79) - (9.93)
     Shares VIP Sub-Account   2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11

  FTVIPT Franklin Small Cap   2018       0.89        0.95 - 1.80     (14.44) - (13.70)
     Value VIP Sub-Account    2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)

  FTVIPT Templeton Foreign    2018       2.63        1.55 - 2.30     (17.38) - (16.75)
     VIP Sub-Account          2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)

  FTVIPT Templeton Global     2018         --        0.95 - 1.80           0.11 - 0.97
     Bond VIP Sub-Account     2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87

  Invesco V.I. American       2018         --               1.40                (4.97)
     Franchise Sub-Account    2017       0.08               1.40                 25.58
                              2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93

  Invesco V.I. Core Equity    2018       0.90               1.40               (10.66)
     Sub-Account              2017       0.96               1.40                 11.61
                              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Equity and         2018     23,855,831     6.99 - 25.17     560,935,776
     Income Sub-Account           2017     25,769,702     7.84 - 28.15     681,403,273
                                  2016     27,024,285     7.16 - 25.65     654,269,917
                                  2015     28,966,281     6.30 - 22.55     619,311,840
                                  2014     30,622,887     6.54 - 23.37     681,211,301

  Invesco V.I. Growth and         2018             83            11.31             944
     Income Sub-Account           2017             84            13.24           1,110
                                  2016             87            11.74           1,017
                                  2015            654             9.95           6,509
                                  2014            665            10.41           6,927

  Invesco V.I. International      2018      7,312,222     8.72 - 33.11     217,298,662
     Growth Sub-Account           2017      7,575,169    10.40 - 39.43     269,423,754
                                  2016      8,293,250     8.57 - 32.43     243,849,630
                                  2015      8,534,492     8.74 - 32.97     256,390,780
                                  2014      8,820,511     9.07 - 34.18     275,880,972

  Ivy VIP Asset Strategy          2018         16,591    14.87 - 16.73         269,339
     Sub-Account                  2017         19,310    15.98 - 17.89         332,996
     (Commenced 11/19/2014)       2016         15,823    13.72 - 15.29         233,181
                                  2015         20,900    14.31 - 15.87         317,700
                                  2014          2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable     2018     10,306,862    17.15 - 31.62     274,064,297
     Aggressive Growth            2017     10,637,575    19.13 - 34.83     321,469,898
     Sub-Account                  2016     10,932,298    16.82 - 30.24     293,536,621
                                  2015     11,091,987    16.99 - 30.16     300,878,534
                                  2014     11,333,726    17.67 - 30.99     316,448,933

  LMPVET ClearBridge Variable     2018      8,114,870    11.85 - 71.73     393,172,143
     Appreciation Sub-Account     2017      7,854,907    12.31 - 73.70     452,130,395
                                  2016      7,615,066    10.51 - 62.23     405,981,554
                                  2015      7,746,928    41.76 - 57.24     400,323,007
                                  2014      8,268,721    42.06 - 56.87     426,519,441

  LMPVET ClearBridge Variable     2018      7,795,080    15.72 - 26.97     193,406,499
     Dividend Strategy            2017      8,474,807    16.91 - 28.66     224,472,939
     Sub-Account                  2016      8,906,934    14.51 - 24.31     200,725,348
                                  2015      9,391,848    12.92 - 21.38     186,422,315
                                  2014      9,796,222    13.81 - 22.59     205,573,482

  LMPVET ClearBridge Variable     2018         69,686    29.52 - 33.77       2,215,534
     Large Cap Growth             2017        101,448    30.17 - 34.28       3,261,658
     Sub-Account                  2016        121,433    23.83 - 27.67       3,173,371
                                  2015        156,000    22.70 - 26.15       3,887,858
                                  2014        200,379    21.16 - 24.18       4,631,601

  LMPVET ClearBridge Variable     2018        232,863    22.61 - 26.72       5,902,416
     Large Cap Value Sub-Account  2017        248,434    25.39 - 29.77       7,016,572
                                  2016        342,723    22.62 - 26.31       8,591,571
                                  2015        333,277    20.49 - 23.64       7,518,321
                                  2014        369,225    21.58 - 24.70       8,744,177



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Equity and         2018       1.97        0.95 - 1.90     (11.44) - (10.59)
     Income Sub-Account           2017       1.45        0.95 - 1.90           8.70 - 9.74
                                  2016       1.64        0.95 - 1.90         10.31 - 13.75
                                  2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                                  2014       1.58        0.95 - 1.90           6.72 - 7.74

  Invesco V.I. Growth and         2018       2.08               1.40               (14.59)
     Income Sub-Account           2017       1.56               1.40                 12.73
                                  2016       0.58               1.40                 18.03
                                  2015       2.94               1.40                (4.41)
                                  2014         --               1.40                  8.75

  Invesco V.I. International      2018       1.81        0.95 - 1.80     (16.73) - (16.01)
     Growth Sub-Account           2017       1.24        0.95 - 1.80         20.54 - 21.57
                                  2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                                  2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                                  2014       1.38        0.95 - 1.75       (1.65) - (0.86)

  Ivy VIP Asset Strategy          2018       1.73        1.10 - 1.60       (6.95) - (6.48)
     Sub-Account                  2017       1.66        1.10 - 1.60         16.40 - 16.98
     (Commenced 11/19/2014)       2016       0.56        1.10 - 1.60       (4.11) - (3.63)
                                  2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                                  2014         --        1.10 - 1.35       (2.27) - (2.24)

  LMPVET ClearBridge Variable     2018       0.58        0.95 - 2.30      (10.44) - (9.22)
     Aggressive Growth            2017       0.49        0.95 - 2.30         13.65 - 15.19
     Sub-Account                  2016       0.65        0.95 - 2.30         (1.10) - 4.06
                                  2015       0.35        0.95 - 2.30       (3.97) - (2.66)
                                  2014       0.17        0.95 - 2.30         17.66 - 19.26

  LMPVET ClearBridge Variable     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
     Appreciation Sub-Account     2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64
                                  2014       1.17        0.95 - 2.30           8.47 - 9.94

  LMPVET ClearBridge Variable     2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Dividend Strategy            2017       1.35        0.95 - 2.30         16.47 - 17.89
     Sub-Account                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)
                                  2014       2.05        0.95 - 2.30         11.03 - 12.41

  LMPVET ClearBridge Variable     2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Large Cap Growth             2017       0.22        1.50 - 2.15         23.10 - 23.90
     Sub-Account                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16
                                  2014       0.48        1.50 - 2.30         11.40 - 12.29

  LMPVET ClearBridge Variable     2018       1.50        1.50 - 2.30     (10.96) - (10.24)
     Large Cap Value Sub-Account  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30          9.17 - 10.05



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018     3,317,005    16.28 - 40.82     104,196,797
     Small Cap Growth            2017     3,504,028    16.06 - 39.84     113,694,790
     Sub-Account                 2016     3,770,232    13.20 - 32.37     102,811,126
                                 2015     3,817,761    21.51 - 30.88     101,595,917
                                 2014     4,105,606    23.02 - 32.61     115,942,801

  LMPVET QS Variable             2018     1,337,369    21.99 - 27.08      33,045,053
     Conservative Growth         2017     1,529,846    23.45 - 28.60      40,132,539
     Sub-Account                 2016     1,657,879    21.04 - 25.43      38,835,887
                                 2015     1,731,301    19.96 - 23.89      38,239,774
                                 2014     1,866,299    20.59 - 24.41      42,335,472

  LMPVET QS Variable Growth      2018     3,186,503    20.10 - 24.75      71,918,076
     Sub-Account                 2017     3,596,291    22.28 - 27.17      89,558,223
                                 2016     3,963,257    19.02 - 22.99      83,823,213
                                 2015     4,234,141    17.87 - 21.39      83,641,315
                                 2014     4,529,329    18.63 - 22.09      92,760,220

  LMPVET QS Variable Moderate    2018        25,741    20.04 - 21.88         547,294
     Growth Sub-Account          2017        34,884    21.80 - 23.70         803,869
                                 2016        45,938    19.03 - 20.61         921,078
                                 2015        67,619    17.96 - 19.37       1,277,408
                                 2014        98,417    18.64 - 20.02       1,923,838

  LMPVIT Western Asset           2018     3,297,946    16.59 - 27.55      80,253,026
     Variable Global High Yield  2017     3,326,625    17.63 - 28.95      87,572,384
     Bond Sub-Account            2016     3,567,957    16.56 - 26.90      87,930,944
                                 2015     4,003,585    18.50 - 23.49      86,641,483
                                 2014     4,320,147    20.11 - 25.19     100,641,688

  MFS(R) VIT Investors Trust     2018           273             9.69           2,648
     Sub-Account                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875
                                 2014         1,191             8.08           9,619

  MFS(R) VIT New Discovery       2018           493            16.13           7,947
     Sub-Account                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288
                                 2014         3,178            12.78          40,607

  MFS(R) VIT Research            2018         1,848            10.43          19,274
     Sub-Account                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211
                                 2014         3,115             8.53          26,571

  Morgan Stanley VIF Global      2018        37,631    11.59 - 12.72         462,118
     Infrastructure Sub-Account  2017        40,450    12.79 - 14.46         545,195
     (Commenced 11/19/2014)      2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685
                                 2014           664    12.49 - 12.95           8,465



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018         --        0.95 - 2.30           1.07 - 2.45
     Small Cap Growth            2017         --        0.95 - 2.30         21.45 - 23.09
     Sub-Account                 2016         --        0.95 - 2.30           3.40 - 9.41
                                 2015         --        0.95 - 2.30       (6.55) - (5.28)
                                 2014         --        0.95 - 2.30           1.71 - 3.09

  LMPVET QS Variable             2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Conservative Growth         2017       2.35        0.95 - 1.90         11.42 - 12.48
     Sub-Account                 2016       2.42        0.95 - 1.90           5.41 - 6.42
                                 2015       1.95        0.95 - 1.90       (3.05) - (2.12)
                                 2014       2.46        0.95 - 1.90           2.93 - 3.92

  LMPVET QS Variable Growth      2018       2.54        0.95 - 1.90       (9.78) - (8.92)
     Sub-Account                 2017       1.79        0.95 - 1.90         17.10 - 18.21
                                 2016       1.45        0.95 - 1.90           6.46 - 7.47
                                 2015       1.33        0.95 - 1.90       (4.07) - (3.16)
                                 2014       1.77        0.95 - 1.90           2.72 - 3.70

  LMPVET QS Variable Moderate    2018       2.09        1.50 - 1.90       (8.05) - (7.68)
     Growth Sub-Account          2017       1.91        1.50 - 1.90         14.54 - 14.99
                                 2016       1.85        1.50 - 1.90           5.96 - 6.39
                                 2015       1.47        1.50 - 1.90       (3.64) - (3.25)
                                 2014       1.74        1.50 - 1.90           2.93 - 3.34

  LMPVIT Western Asset           2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Variable Global High Yield  2017       5.18        0.95 - 2.30           6.19 - 7.63
     Bond Sub-Account            2016       6.08        0.95 - 2.30          8.61 - 14.51
                                 2015       5.96        0.95 - 2.30       (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30       (3.40) - (2.09)

  MFS(R) VIT Investors Trust     2018       0.57               1.40                (6.81)
     Sub-Account                 2017       0.61               1.40                 21.64
                                 2016       0.86               1.40                  7.08
                                 2015       0.92               1.40                (1.18)
                                 2014       0.61               1.40                  9.46

  MFS(R) VIT New Discovery       2018         --               1.40                (2.85)
     Sub-Account                 2017         --               1.40                 24.90
                                 2016         --               1.40                  7.54
                                 2015         --               1.40                (3.25)
                                 2014         --               1.40                (8.55)

  MFS(R) VIT Research            2018       0.70               1.40                (5.71)
     Sub-Account                 2017       1.34               1.40                 21.66
                                 2016       0.78               1.40                  7.22
                                 2015       0.73               1.40                (0.60)
                                 2014       0.79               1.40                  8.67

  Morgan Stanley VIF Global      2018       2.79        1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Sub-Account  2017       2.19        0.90 - 1.60         10.76 - 11.54
     (Commenced 11/19/2014)      2016       2.10        0.90 - 1.60         13.14 - 13.94
                                 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                                 2014         --        1.10 - 1.35           0.27 - 0.30



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Neuberger Berman Genesis    2018           181             28.18           5,089
     Sub-Account              2017           181             30.49           5,505
                              2016           246             26.63           6,564
                              2015           317             22.76           7,222
                              2014           393             22.93           9,013

  Oppenheimer VA Global       2018        24,090       9.35 - 9.59         228,840
     Multi-Alternatives       2017        25,489      9.83 - 10.03         253,664
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018           585              5.25           3,069
     Money Sub-Account        2017           613              5.25           3,219
                              2016           640              5.30           3,396
                              2015           668              5.38           3,592
                              2014           696              5.45           3,793

  Oppenheimer VA Main Street  2018     2,862,403     19.17 - 33.35      88,702,351
     Small Cap Sub-Account    2017     3,322,847     21.68 - 37.64     116,688,023
                              2016     3,684,082     19.26 - 33.36     115,192,944
                              2015     4,053,883     16.54 - 28.62     109,248,990
                              2014     4,346,502     17.83 - 30.77     126,466,514

  Oppenheimer VA Main Street  2018         1,395              9.32          12,998
     Sub-Account              2017        11,112             10.26         113,981
                              2016        11,492              8.90         102,246
                              2015        12,936              8.08         104,564
                              2014        13,372              7.93         106,085

  PIMCO VIT                   2018        61,287       6.04 - 6.17         375,089
     CommodityRealReturn(R)   2017        64,010       7.17 - 7.28         463,243
     Strategy Sub-Account     2016        64,637       7.15 - 7.22         464,850
     (Commenced 11/19/2014)   2015        39,333       6.34 - 6.37         250,085
                              2014         1,515       8.69 - 8.70          13,170

  PIMCO VIT Dynamic Bond      2018        53,631     10.08 - 10.29         546,932
     Sub-Account              2017        55,031     10.17 - 10.33         564,134
     (Commenced 11/19/2014)   2016        56,423       9.87 - 9.98         560,051
                              2015        29,245       9.61 - 9.66         281,863
                              2014           478              9.96           4,759

  PIMCO VIT Emerging Markets  2018        79,304     10.26 - 10.51         827,015
     Bond Sub-Account         2017        82,983     10.98 - 11.17         921,470
     (Commenced 11/19/2014)   2016        62,989     10.18 - 10.29         645,743
                              2015        44,282       9.16 - 9.21         406,796
                              2014         1,592              9.55          15,202

  Pioneer VCT Mid Cap Value   2018     1,148,743     38.76 - 49.20      50,850,983
     Sub-Account              2017     1,243,008     49.10 - 61.71      69,380,389
                              2016     1,342,318     44.36 - 55.19      67,321,539
                              2015     1,461,366     38.92 - 47.94      63,990,328
                              2014     1,581,277     42.37 - 51.68      74,902,996



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Neuberger Berman Genesis    2018       0.01               0.89                (7.57)
     Sub-Account              2017       0.08               0.89                 14.48
                              2016       0.06               0.89                 17.01
                              2015       0.05               0.89                (0.74)
                              2014       0.05               0.89                (1.19)

  Oppenheimer VA Global       2018       0.17        1.10 - 1.60       (4.85) - (4.37)
     Multi-Alternatives       2017       0.82        1.10 - 1.60       (1.68) - (1.35)
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018       1.34               1.40                (0.06)
     Money Sub-Account        2017       0.38               1.40                (1.00)
                              2016         --               1.40                (1.38)
                              2015         --               1.40                (1.38)
                              2014         --               1.40                (1.38)

  Oppenheimer VA Main Street  2018       0.06        0.95 - 1.80     (12.14) - (11.39)
     Small Cap Sub-Account    2017       0.65        0.95 - 1.80         11.88 - 12.84
                              2016       0.25        0.95 - 1.80         12.92 - 16.56
                              2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                              2014       0.63        0.95 - 1.75          9.72 - 10.60

  Oppenheimer VA Main Street  2018       1.18               1.40                (9.17)
     Sub-Account              2017       1.25               1.40                 15.29
                              2016       1.14               1.40                 10.07
                              2015       0.92               1.40                  1.89
                              2014       0.84               1.40                  9.16

  PIMCO VIT                   2018       1.82        1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)   2017      10.97        1.10 - 1.60           0.32 - 0.82
     Strategy Sub-Account     2016       0.90        1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)   2015       2.13        1.10 - 1.60     (27.09) - (26.72)
                              2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Dynamic Bond      2018       2.37        1.10 - 1.60       (0.88) - (0.38)
     Sub-Account              2017       1.41        1.10 - 1.60           3.04 - 3.55
     (Commenced 11/19/2014)   2016       1.42        1.10 - 1.60           2.77 - 3.28
                              2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                              2014       0.04               1.35                (0.10)

  PIMCO VIT Emerging Markets  2018       3.82        0.95 - 1.60       (6.53) - (5.92)
     Bond Sub-Account         2017       4.77        0.95 - 1.60           7.81 - 8.51
     (Commenced 11/19/2014)   2016       4.97        0.95 - 1.60         11.18 - 11.91
                              2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                              2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  Pioneer VCT Mid Cap Value   2018       0.46        0.95 - 1.95     (21.06) - (20.26)
     Sub-Account              2017       0.62        0.95 - 1.95         10.70 - 11.80
                              2016       0.47        0.95 - 1.95         10.51 - 15.13
                              2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                              2014       0.65        0.95 - 1.95         12.58 - 13.71



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Real Estate      2018         7,520    26.52 - 30.46         211,095
     Shares Sub-Account        2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879

  T. Rowe Price Government     2018        10,481            17.17         179,949
     Money Sub-Account         2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        52,254           143.75       7,511,742

  T. Rowe Price Growth Stock   2018        34,907           206.26       7,200,178
     Sub-Account               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742

  T. Rowe Price International  2018        26,491            16.83         445,745
     Stock Sub-Account         2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024

  TAP 1919 Variable Socially   2018         3,756    41.43 - 46.09         167,444
     Responsive Balanced       2017         3,165    42.63 - 47.23         146,640
     Sub-Account               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832
                               2014         6,406    37.02 - 40.53         253,840

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Pioneer VCT Real Estate      2018       2.45        1.20 - 1.95      (9.33) - (8.65)
     Shares Sub-Account        2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27
                               2014       2.29        1.20 - 1.95        28.04 - 29.00

  T. Rowe Price Government     2018       1.39               0.89                 0.58
     Money Sub-Account         2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)
                               2014         --               0.89                 7.86

  T. Rowe Price Growth Stock   2018       0.16               0.89               (1.91)
     Sub-Account               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87
                               2014         --               0.89                 7.86

  T. Rowe Price International  2018       1.39               0.89              (14.73)
     Stock Sub-Account         2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)
                               2014       1.13               0.89               (1.70)

  TAP 1919 Variable Socially   2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Responsive Balanced       2017       1.00        1.50 - 1.90        14.55 - 15.01
     Sub-Account               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)
                               2014       0.87        1.50 - 1.90          7.25 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014)(26)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014)(26)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
   MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009)(4)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)(26)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015)(28)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (22)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (30)

   (iv)        Brighthouse Securities, LLC Sales Agreement (30)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract(1)


   (ii)        Enhanced Dollar Cost Averaging Rider(1)


   (iii)       Three Month Market Entry Rider(1)


   (iv)        Death Benefit Rider - Principal Protection(1)


   (v)         Death Benefit Rider - Compounded-Plus(1)


   (vi)        Death Benefit Rider - (Annual Step-Up)(1)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit)(1)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)


   (x)         Terminal Illness Rider(1)


   (xi)        Individual Retirement Annuity Endorsement(1)


   (xii)       Roth Individual Retirement Annuity Endorsement(1)


   (xiii)      401 Plan Endorsement(1)


   (xiv)       Tax Sheltered Annuity Endorsement(1)


   (xv)        Unisex Annuity Rates Rider(1)


   (xvi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company)(3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)


   (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2
               (7/04)(6)


   (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)


   (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)


   (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)


   (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05)(7)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)


   (xxvii)     Form of Three Month Money Market Rider 8104-1 (05/05)(7)


   (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3
               (5/05)(8)


   (xxix)      Form of Contract Schedule (GMAB) 8028-4 (11/05)(10)


   (xxx)       Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2
               (11/05)(9)


   (xxxi)      Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB
               (11/05)-E(9)


   (xxxii) Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1(11/05)(9)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)


   (xxxiv)     Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(11)


   (xxxv)      Form of Contract Schedule 8028-5 (6/06)(LGWB)(11)


   (xxxvi)     Fixed Account Rider 8012 (11/00)(12)

   (xxxvii)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1
               (4/08)(13)


   (xxxviii)   Form of Contract Schedule Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08)(13)


   (xxxix) Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (13)


   (xl)        Form of Contract Schedule Guaranteed Minimum Income Benefit
               (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II)(16)


   (xli) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (13)


   (xlii) Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/09) (LWG II)(15)


   (xliii)     Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E(17)


   (xliv) Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II)(18)


   (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (19)


   (xlvi)      Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max) (19)


   (xlvii)     Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (21)


   (xlviii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (26)


   (xlvix)     Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (26)


   (l) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (30)


5. (i)         Form of Variable Annuity Application(2)


   (ii)        Form of Variable Annuity Application 8029 (7/04)
               APPVA-504USAVA(6)


   (iii)       Form of Variable Annuity Application 8029 (1/05)
               APPVA-105USAVA(7)


   (iv)        Form of Variable Annuity Application 8029 (4/05)
               APPVA1105USAVA(9)


   (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA
               606(11)


   (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA
               April 2008(14)


   (vii)       Form of Variable Annuity Application 8029 (10/07) APPUSAL May
               2011(20)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014)(26)


   (ii)        Copy of the Bylaws of the Company (26)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective March 6, 2017) (30)


   (iv)        Copy of Amended and Restated Bylaws of the Company (30)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd.(27)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)(29)


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (23)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (24)

     (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (24)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (26)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07)
               (25)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (24)


   (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)


   (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (30)


9.             Opinion of Counsel (26)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy and Lynn Dumais (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 15, 2008.

(15) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

(16) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-54470 and 811-03365) filed electronically on April 20, 2011.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(23) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(24) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(25) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(26) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200259 and 811-03365) filed electronically on November 17, 2014.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277

Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277







Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277

Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

              (i.)         1075 Peachtree LLC (DE)
         f.            Brighthouse Assignment Company (CT)
         g.            ML 1065 Hotel, LLC (DE)
         h.            TIC European Real Estate LP, LLC (DE)
         i.            Euro TL Investments LLC (DE)
         j.            TLA Holdings LLC (DE)
              (i.)         The Prospect Company (DE)
         k.            Euro T1 Investments LLC (DE)
         l.            TLA Holdings II LLC (DE)
    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 372,162 owners of qualified contracts and 155,296 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I

Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 10th day of April, 2019.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 10, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney